UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Bond Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs Income Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short-Term Conservative Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Emerging Markets Credit Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund, and Goldman Sachs Short Duration High Yield Fund is filed herewith.

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Fund

GSHAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$101	0.98%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Top Contributors to Performance:

  Regional positioning and the Fund’s credit quality allocations overall added to its performance versus the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within regional positioning, the Fund benefited from its overweight in Europe ex-U.K. credits and its underweight in Canadian credits.

  Regarding credit quality positioning, an overweight versus the Index in BBB-rated corporate bonds and an underweight in BB-rated corporate bonds added to the Fund’s relative returns.

  Within industry allocations, the Fund was helped by its underweight positions in retail and apparel, rental equipment, and metals and mining.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services, as well as its investment in the high yield corporate bonds of Summit Midstream, which develops, owns and operates midstream energy infrastructure assets. Avoidance of New Fortress Energy, a natural gas and liquefied natural gas company, added further to relative performance.

  The Fund benefited from its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, underweights in intermediate- and long-term credits contributed positively to returns when credit spreads widened.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  Industry allocations and individual issue selection overall detracted from the Fund’s relative returns.

  Among industry allocations, the Fund was hurt by its underweights versus the Index in non-cable media and in cable and satellite TV. An overweight in autos also dampened performance.

  In terms of individual issue selection, the Fund was hampered by its underweight positions in Dish Network, a provider of pay television and retail wireless services, and in Bausch Health Companies, a pharmaceutical company. An overweight in Club Car, which manufactures electric and gas-powered golf carts and small utility vehicles, also detracted from relative results.

  Among regions, the Fund’s selection of U.S. credits held back relative returns.

  From a credit quality perspective, overweights in CCC-rated and B-rated corporate bonds detracted.

  Within spread duration positioning, the Fund’s underweight in short-term credits detracted from relative performance.

  The Fund’s cash position, as well as its out-of-benchmark exposures to bank loans and restructured equities, limited its gains.

Goldman Sachs High Yield Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,301
$14,040
$13,408
$11,564
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,550	$10,000	$10,000	$10,000
3/16	$8,944	$9,365	$9,634	$10,196
3/17	$10,290	$10,775	$11,213	$10,241
3/18	$10,431	$10,923	$11,637	$10,364
3/19	$10,974	$11,491	$12,327	$10,828
3/20	$10,039	$10,512	$11,471	$11,795
3/21	$12,355	$12,937	$14,184	$11,879
3/22	$12,136	$12,708	$14,091	$11,386
3/23	$11,589	$12,135	$13,619	$10,842
3/24	$12,642	$13,238	$15,137	$11,026
3/25	$13,408	$14,040	$16,301	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	6.06%	5.96%	3.45%
Class A including sales charges	1.33%	4.98%	2.97%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Media	6.1%
Diversified Financial Services	5.1%
Commercial Services	4.9%
Pipelines	4.8%
Oil Field Services	4.7%
Retailing	4.6%
Entertainment	3.9%
Chemicals	3.5%
Telecommunication Services	3.5%
Other	56.2%

Goldman Sachs High Yield Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W653-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Fund

GSHCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$178	1.73%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Top Contributors to Performance:

  Regional positioning and the Fund’s credit quality allocations overall added to its performance versus the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within regional positioning, the Fund benefited from its overweight in Europe ex-U.K. credits and its underweight in Canadian credits.

  Regarding credit quality positioning, an overweight versus the Index in BBB-rated corporate bonds and an underweight in BB-rated corporate bonds added to the Fund’s relative returns.

  Within industry allocations, the Fund was helped by its underweight positions in retail and apparel, rental equipment, and metals and mining.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services, as well as its investment in the high yield corporate bonds of Summit Midstream, which develops, owns and operates midstream energy infrastructure assets. Avoidance of New Fortress Energy, a natural gas and liquefied natural gas company, added further to relative performance.

  The Fund benefited from its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, underweights in intermediate- and long-term credits contributed positively to returns when credit spreads widened.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  Industry allocations and individual issue selection overall detracted from the Fund’s relative returns.

  Among industry allocations, the Fund was hurt by its underweights versus the Index in non-cable media and in cable and satellite TV. An overweight in autos also dampened performance.

  In terms of individual issue selection, the Fund was hampered by its underweight positions in Dish Network, a provider of pay television and retail wireless services, and in Bausch Health Companies, a pharmaceutical company. An overweight in Club Car, which manufactures electric and gas-powered golf carts and small utility vehicles, also detracted from relative results.

  Among regions, the Fund’s selection of U.S. credits held back relative returns.

  From a credit quality perspective, overweights in CCC-rated and B-rated corporate bonds detracted.

  Within spread duration positioning, the Fund’s underweight in short-term credits detracted from relative performance.

  The Fund’s cash position, as well as its out-of-benchmark exposures to bank loans and restructured equities, limited its gains.

Goldman Sachs High Yield Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,301
$13,035
$12,904
$11,564
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,204	$9,297	$9,634	$10,196
3/17	$10,494	$10,600	$11,213	$10,241
3/18	$10,562	$10,668	$11,637	$10,364
3/19	$11,027	$11,139	$12,327	$10,828
3/20	$10,030	$10,132	$11,471	$11,795
3/21	$12,249	$12,373	$14,184	$11,879
3/22	$11,943	$12,064	$14,091	$11,386
3/23	$11,300	$11,415	$13,619	$10,842
3/24	$12,236	$12,360	$15,137	$11,026
3/25	$12,904	$13,035	$16,301	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	5.46%	5.17%	2.68%
Class C including sales charges	4.41%	5.17%	2.68%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Media	6.1%
Diversified Financial Services	5.1%
Commercial Services	4.9%
Pipelines	4.8%
Oil Field Services	4.7%
Retailing	4.6%
Entertainment	3.9%
Chemicals	3.5%
Telecommunication Services	3.5%
Other	56.2%

Goldman Sachs High Yield Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38142B179-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Fund

GGMPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$69	0.67%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Top Contributors to Performance:

  Regional positioning and the Fund’s credit quality allocations overall added to its performance versus the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within regional positioning, the Fund benefited from its overweight in Europe ex-U.K. credits and its underweight in Canadian credits.

  Regarding credit quality positioning, an overweight versus the Index in BBB-rated corporate bonds and an underweight in BB-rated corporate bonds added to the Fund’s relative returns.

  Within industry allocations, the Fund was helped by its underweight positions in retail and apparel, rental equipment, and metals and mining.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services, as well as its investment in the high yield corporate bonds of Summit Midstream, which develops, owns and operates midstream energy infrastructure assets. Avoidance of New Fortress Energy, a natural gas and liquefied natural gas company, added further to relative performance.

  The Fund benefited from its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, underweights in intermediate- and long-term credits contributed positively to returns when credit spreads widened.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  Industry allocations and individual issue selection overall detracted from the Fund’s relative returns.

  Among industry allocations, the Fund was hurt by its underweights versus the Index in non-cable media and in cable and satellite TV. An overweight in autos also dampened performance.

  In terms of individual issue selection, the Fund was hampered by its underweight positions in Dish Network, a provider of pay television and retail wireless services, and in Bausch Health Companies, a pharmaceutical company. An overweight in Club Car, which manufactures electric and gas-powered golf carts and small utility vehicles, also detracted from relative results.

  Among regions, the Fund’s selection of U.S. credits held back relative returns.

  From a credit quality perspective, overweights in CCC-rated and B-rated corporate bonds detracted.

  Within spread duration positioning, the Fund’s underweight in short-term credits detracted from relative performance.

  The Fund’s cash position, as well as its out-of-benchmark exposures to bank loans and restructured equities, limited its gains.

Goldman Sachs High Yield Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$13,918
$12,959
$11,254
Class P
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,400	$10,525	$10,538
3/20	$9,561	$9,795	$11,479
3/21	$11,793	$12,111	$11,561
3/22	$11,620	$12,031	$11,081
3/23	$11,112	$11,628	$10,551
3/24	$12,159	$12,925	$10,730
3/25	$12,959	$13,918	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.58%	6.27%	3.80%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	4.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Media	6.1%
Diversified Financial Services	5.1%
Commercial Services	4.9%
Pipelines	4.8%
Oil Field Services	4.7%
Retailing	4.6%
Entertainment	3.9%
Chemicals	3.5%
Telecommunication Services	3.5%
Other	56.2%

Goldman Sachs High Yield Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38150B657-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Fund

GSHRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$127	1.23%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Top Contributors to Performance:

  Regional positioning and the Fund’s credit quality allocations overall added to its performance versus the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within regional positioning, the Fund benefited from its overweight in Europe ex-U.K. credits and its underweight in Canadian credits.

  Regarding credit quality positioning, an overweight versus the Index in BBB-rated corporate bonds and an underweight in BB-rated corporate bonds added to the Fund’s relative returns.

  Within industry allocations, the Fund was helped by its underweight positions in retail and apparel, rental equipment, and metals and mining.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services, as well as its investment in the high yield corporate bonds of Summit Midstream, which develops, owns and operates midstream energy infrastructure assets. Avoidance of New Fortress Energy, a natural gas and liquefied natural gas company, added further to relative performance.

  The Fund benefited from its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, underweights in intermediate- and long-term credits contributed positively to returns when credit spreads widened.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  Industry allocations and individual issue selection overall detracted from the Fund’s relative returns.

  Among industry allocations, the Fund was hurt by its underweights versus the Index in non-cable media and in cable and satellite TV. An overweight in autos also dampened performance.

  In terms of individual issue selection, the Fund was hampered by its underweight positions in Dish Network, a provider of pay television and retail wireless services, and in Bausch Health Companies, a pharmaceutical company. An overweight in Club Car, which manufactures electric and gas-powered golf carts and small utility vehicles, also detracted from relative results.

  Among regions, the Fund’s selection of U.S. credits held back relative returns.

  From a credit quality perspective, overweights in CCC-rated and B-rated corporate bonds detracted.

  Within spread duration positioning, the Fund’s underweight in short-term credits detracted from relative performance.

  The Fund’s cash position, as well as its out-of-benchmark exposures to bank loans and restructured equities, limited its gains.

Goldman Sachs High Yield Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,301
$13,697
$11,564
Class R
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class R	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,342	$9,634	$10,196
3/17	$10,706	$11,213	$10,241
3/18	$10,827	$11,637	$10,364
3/19	$11,361	$12,327	$10,828
3/20	$10,384	$11,471	$11,795
3/21	$12,727	$14,184	$11,879
3/22	$12,489	$14,091	$11,386
3/23	$11,875	$13,619	$10,842
3/24	$12,923	$15,137	$11,026
3/25	$13,697	$16,301	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	5.99%	5.69%	3.19%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Fund

Class R

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Media	6.1%
Diversified Financial Services	5.1%
Commercial Services	4.9%
Pipelines	4.8%
Oil Field Services	4.7%
Retailing	4.6%
Entertainment	3.9%
Chemicals	3.5%
Telecommunication Services	3.5%
Other	56.2%

Goldman Sachs High Yield Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38145N287-AR-0325

Class R

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Fund

GSHUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$69	0.67%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Top Contributors to Performance:

  Regional positioning and the Fund’s credit quality allocations overall added to its performance versus the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within regional positioning, the Fund benefited from its overweight in Europe ex-U.K. credits and its underweight in Canadian credits.

  Regarding credit quality positioning, an overweight versus the Index in BBB-rated corporate bonds and an underweight in BB-rated corporate bonds added to the Fund’s relative returns.

  Within industry allocations, the Fund was helped by its underweight positions in retail and apparel, rental equipment, and metals and mining.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services, as well as its investment in the high yield corporate bonds of Summit Midstream, which develops, owns and operates midstream energy infrastructure assets. Avoidance of New Fortress Energy, a natural gas and liquefied natural gas company, added further to relative performance.

  The Fund benefited from its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, underweights in intermediate- and long-term credits contributed positively to returns when credit spreads widened.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  Industry allocations and individual issue selection overall detracted from the Fund’s relative returns.

  Among industry allocations, the Fund was hurt by its underweights versus the Index in non-cable media and in cable and satellite TV. An overweight in autos also dampened performance.

  In terms of individual issue selection, the Fund was hampered by its underweight positions in Dish Network, a provider of pay television and retail wireless services, and in Bausch Health Companies, a pharmaceutical company. An overweight in Club Car, which manufactures electric and gas-powered golf carts and small utility vehicles, also detracted from relative results.

  Among regions, the Fund’s selection of U.S. credits held back relative returns.

  From a credit quality perspective, overweights in CCC-rated and B-rated corporate bonds detracted.

  Within spread duration positioning, the Fund’s underweight in short-term credits detracted from relative performance.

  The Fund’s cash position, as well as its out-of-benchmark exposures to bank loans and restructured equities, limited its gains.

Goldman Sachs High Yield Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,394
$14,603
$11,681
Class R6
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$9,471	$9,690	$10,299
3/17	$10,915	$11,278	$10,344
3/18	$11,105	$11,705	$10,468
3/19	$11,717	$12,399	$10,937
3/20	$10,775	$11,538	$11,914
3/21	$13,288	$14,267	$11,999
3/22	$13,094	$14,171	$11,501
3/23	$12,523	$13,697	$10,951
3/24	$13,701	$15,224	$11,137
3/25	$14,603	$16,394	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	6.58%	6.27%	3.99%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.24%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Media	6.1%
Diversified Financial Services	5.1%
Commercial Services	4.9%
Pipelines	4.8%
Oil Field Services	4.7%
Retailing	4.6%
Entertainment	3.9%
Chemicals	3.5%
Telecommunication Services	3.5%
Other	56.2%

Goldman Sachs High Yield Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38148U874-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Fund

GSHIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	0.68%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Top Contributors to Performance:

  Regional positioning and the Fund’s credit quality allocations overall added to its performance versus the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within regional positioning, the Fund benefited from its overweight in Europe ex-U.K. credits and its underweight in Canadian credits.

  Regarding credit quality positioning, an overweight versus the Index in BBB-rated corporate bonds and an underweight in BB-rated corporate bonds added to the Fund’s relative returns.

  Within industry allocations, the Fund was helped by its underweight positions in retail and apparel, rental equipment, and metals and mining.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services, as well as its investment in the high yield corporate bonds of Summit Midstream, which develops, owns and operates midstream energy infrastructure assets. Avoidance of New Fortress Energy, a natural gas and liquefied natural gas company, added further to relative performance.

  The Fund benefited from its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, underweights in intermediate- and long-term credits contributed positively to returns when credit spreads widened.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  Industry allocations and individual issue selection overall detracted from the Fund’s relative returns.

  Among industry allocations, the Fund was hurt by its underweights versus the Index in non-cable media and in cable and satellite TV. An overweight in autos also dampened performance.

  In terms of individual issue selection, the Fund was hampered by its underweight positions in Dish Network, a provider of pay television and retail wireless services, and in Bausch Health Companies, a pharmaceutical company. An overweight in Club Car, which manufactures electric and gas-powered golf carts and small utility vehicles, also detracted from relative results.

  Among regions, the Fund’s selection of U.S. credits held back relative returns.

  From a credit quality perspective, overweights in CCC-rated and B-rated corporate bonds detracted.

  Within spread duration positioning, the Fund’s underweight in short-term credits detracted from relative performance.

  The Fund’s cash position, as well as its out-of-benchmark exposures to bank loans and restructured equities, limited its gains.

Goldman Sachs High Yield Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,630,133
$1,445,112
$1,156,390
$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
Institutional Shares
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$940,000	$963,400	$1,019,600
3/17	$1,083,256	$1,121,301	$1,024,086
3/18	$1,101,888	$1,163,686	$1,036,375
3/19	$1,162,492	$1,232,693	$1,082,805
3/20	$1,068,679	$1,147,144	$1,179,499
3/21	$1,318,108	$1,418,444	$1,187,874
3/22	$1,298,600	$1,409,082	$1,138,577
3/23	$1,241,722	$1,361,878	$1,084,153
3/24	$1,358,444	$1,513,727	$1,102,584
3/25	$1,445,112	$1,630,133	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	6.38%	6.22%	3.75%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Media	6.1%
Diversified Financial Services	5.1%
Commercial Services	4.9%
Pipelines	4.8%
Oil Field Services	4.7%
Retailing	4.6%
Entertainment	3.9%
Chemicals	3.5%
Telecommunication Services	3.5%
Other	56.2%

Goldman Sachs High Yield Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W679-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Fund

GSHTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$75	0.73%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Top Contributors to Performance:

  Regional positioning and the Fund’s credit quality allocations overall added to its performance versus the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within regional positioning, the Fund benefited from its overweight in Europe ex-U.K. credits and its underweight in Canadian credits.

  Regarding credit quality positioning, an overweight versus the Index in BBB-rated corporate bonds and an underweight in BB-rated corporate bonds added to the Fund’s relative returns.

  Within industry allocations, the Fund was helped by its underweight positions in retail and apparel, rental equipment, and metals and mining.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services, as well as its investment in the high yield corporate bonds of Summit Midstream, which develops, owns and operates midstream energy infrastructure assets. Avoidance of New Fortress Energy, a natural gas and liquefied natural gas company, added further to relative performance.

  The Fund benefited from its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, underweights in intermediate- and long-term credits contributed positively to returns when credit spreads widened.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  Industry allocations and individual issue selection overall detracted from the Fund’s relative returns.

  Among industry allocations, the Fund was hurt by its underweights versus the Index in non-cable media and in cable and satellite TV. An overweight in autos also dampened performance.

  In terms of individual issue selection, the Fund was hampered by its underweight positions in Dish Network, a provider of pay television and retail wireless services, and in Bausch Health Companies, a pharmaceutical company. An overweight in Club Car, which manufactures electric and gas-powered golf carts and small utility vehicles, also detracted from relative results.

  Among regions, the Fund’s selection of U.S. credits held back relative returns.

  From a credit quality perspective, overweights in CCC-rated and B-rated corporate bonds detracted.

  Within spread duration positioning, the Fund’s underweight in short-term credits detracted from relative performance.

  The Fund’s cash position, as well as its out-of-benchmark exposures to bank loans and restructured equities, limited its gains.

Goldman Sachs High Yield Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,301
$14,402
$11,564
Investor Shares
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,390	$9,634	$10,196
3/17	$10,829	$11,213	$10,241
3/18	$11,008	$11,637	$10,364
3/19	$11,609	$12,327	$10,828
3/20	$10,649	$11,471	$11,795
3/21	$13,135	$14,184	$11,879
3/22	$12,935	$14,091	$11,386
3/23	$12,385	$13,619	$10,842
3/24	$13,545	$15,137	$11,026
3/25	$14,402	$16,301	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	6.33%	6.22%	3.71%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Media	6.1%
Diversified Financial Services	5.1%
Commercial Services	4.9%
Pipelines	4.8%
Oil Field Services	4.7%
Retailing	4.6%
Entertainment	3.9%
Chemicals	3.5%
Telecommunication Services	3.5%
Other	56.2%

Goldman Sachs High Yield Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38145N279-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Fund

GSHSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$121	1.18%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Top Contributors to Performance:

  Regional positioning and the Fund’s credit quality allocations overall added to its performance versus the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within regional positioning, the Fund benefited from its overweight in Europe ex-U.K. credits and its underweight in Canadian credits.

  Regarding credit quality positioning, an overweight versus the Index in BBB-rated corporate bonds and an underweight in BB-rated corporate bonds added to the Fund’s relative returns.

  Within industry allocations, the Fund was helped by its underweight positions in retail and apparel, rental equipment, and metals and mining.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services, as well as its investment in the high yield corporate bonds of Summit Midstream, which develops, owns and operates midstream energy infrastructure assets. Avoidance of New Fortress Energy, a natural gas and liquefied natural gas company, added further to relative performance.

  The Fund benefited from its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, underweights in intermediate- and long-term credits contributed positively to returns when credit spreads widened.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  Industry allocations and individual issue selection overall detracted from the Fund’s relative returns.

  Among industry allocations, the Fund was hurt by its underweights versus the Index in non-cable media and in cable and satellite TV. An overweight in autos also dampened performance.

  In terms of individual issue selection, the Fund was hampered by its underweight positions in Dish Network, a provider of pay television and retail wireless services, and in Bausch Health Companies, a pharmaceutical company. An overweight in Club Car, which manufactures electric and gas-powered golf carts and small utility vehicles, also detracted from relative results.

  Among regions, the Fund’s selection of U.S. credits held back relative returns.

  From a credit quality perspective, overweights in CCC-rated and B-rated corporate bonds detracted.

  Within spread duration positioning, the Fund’s underweight in short-term credits detracted from relative performance.

  The Fund’s cash position, as well as its out-of-benchmark exposures to bank loans and restructured equities, limited its gains.

Goldman Sachs High Yield Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,301
$13,785
$11,564
Service Shares
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

	Service Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,364	$9,634	$10,196
3/17	$10,741	$11,213	$10,241
3/18	$10,869	$11,637	$10,364
3/19	$11,410	$12,327	$10,828
3/20	$10,431	$11,471	$11,795
3/21	$12,809	$14,184	$11,879
3/22	$12,554	$14,091	$11,386
3/23	$11,940	$13,619	$10,842
3/24	$13,023	$15,137	$11,026
3/25	$13,785	$16,301	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	5.85%	5.73%	3.26%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Fund

Service Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Media	6.1%
Diversified Financial Services	5.1%
Commercial Services	4.9%
Pipelines	4.8%
Oil Field Services	4.7%
Retailing	4.6%
Entertainment	3.9%
Chemicals	3.5%
Telecommunication Services	3.5%
Other	56.2%

Goldman Sachs High Yield Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W661-AR-0325

Service Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Bond Fund

GSFAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$82	0.80%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The currency strategy contributed positively given the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Bond Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,609
$11,564
$11,174
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000
3/16	$9,802	$10,184	$10,196
3/17	$9,915	$10,301	$10,241
3/18	$9,937	$10,324	$10,364
3/19	$10,318	$10,720	$10,828
3/20	$10,903	$11,328	$11,795
3/21	$11,618	$12,071	$11,879
3/22	$11,047	$11,477	$11,386
3/23	$10,375	$10,779	$10,842
3/24	$10,629	$11,044	$11,026
3/25	$11,174	$11,609	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	5.12%	0.49%	1.50%
Class A including sales charges	1.21%	-0.27%	1.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Bond Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	43.7%
Commercial Mortgage-Backed Securities	10.9%
Banks	8.2%
Collateralized Loan Obligations	6.7%
Collateralized Mortgage Obligations	6.3%
U.S. Treasury Obligations	5.9%
Student Loan	3.3%
Telecommunication Services	2.2%
Healthcare Providers & Services	2.0%
Other	28.8%

Goldman Sachs Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H449-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Bond Fund

GSFCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$158	1.55%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The currency strategy contributed positively given the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Bond Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$10,764
$10,656
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000
3/16	$9,997	$10,098	$10,196
3/17	$10,047	$10,148	$10,241
3/18	$9,995	$10,096	$10,364
3/19	$10,292	$10,396	$10,828
3/20	$10,796	$10,905	$11,795
3/21	$11,408	$11,523	$11,879
3/22	$10,775	$10,884	$11,386
3/23	$10,043	$10,145	$10,842
3/24	$10,213	$10,316	$11,026
3/25	$10,656	$10,764	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	4.34%	-0.26%	0.74%
Class C including sales charges	3.30%	-0.26%	0.74%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Bond Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	43.7%
Commercial Mortgage-Backed Securities	10.9%
Banks	8.2%
Collateralized Loan Obligations	6.7%
Collateralized Mortgage Obligations	6.3%
U.S. Treasury Obligations	5.9%
Student Loan	3.3%
Telecommunication Services	2.2%
Healthcare Providers & Services	2.0%
Other	28.8%

Goldman Sachs Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H423-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Bond Fund

GMVPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.46%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The currency strategy contributed positively given the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Bond Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,573
$11,254
Class P
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000
3/19	$10,472	$10,538
3/20	$11,105	$11,479
3/21	$11,874	$11,561
3/22	$11,328	$11,081
3/23	$10,674	$10,551
3/24	$10,973	$10,730
3/25	$11,573	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.47%	0.83%	2.12%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Bond Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	43.7%
Commercial Mortgage-Backed Securities	10.9%
Banks	8.2%
Collateralized Loan Obligations	6.7%
Collateralized Mortgage Obligations	6.3%
U.S. Treasury Obligations	5.9%
Student Loan	3.3%
Telecommunication Services	2.2%
Healthcare Providers & Services	2.0%
Other	28.8%

Goldman Sachs Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38150B509-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Bond Fund

GSNRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$108	1.05%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The currency strategy contributed positively given the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Bond Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,321
Class R
Bloomberg U.S. Aggregate Bond Index

	Class R	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,158	$10,196
3/17	$10,249	$10,241
3/18	$10,246	$10,364
3/19	$10,613	$10,828
3/20	$11,187	$11,795
3/21	$11,892	$11,879
3/22	$11,279	$11,386
3/23	$10,565	$10,842
3/24	$10,796	$11,026
3/25	$11,321	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	4.86%	0.24%	1.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Bond Fund

Class R

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	43.7%
Commercial Mortgage-Backed Securities	10.9%
Banks	8.2%
Collateralized Loan Obligations	6.7%
Collateralized Mortgage Obligations	6.3%
U.S. Treasury Obligations	5.9%
Student Loan	3.3%
Telecommunication Services	2.2%
Healthcare Providers & Services	2.0%
Other	28.8%

Goldman Sachs Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38145N311-AR-0325

Class R

Annual Shareholder Report

March 31, 2025

Goldman Sachs Bond Fund

GSFUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.46%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The currency strategy contributed positively given the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Bond Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,031
$11,681
Class R6
Bloomberg U.S. Aggregate Bond Index

	Class R6	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000
3/16	$10,242	$10,299
3/17	$10,397	$10,344
3/18	$10,457	$10,468
3/19	$10,886	$10,937
3/20	$11,543	$11,914
3/21	$12,343	$11,999
3/22	$11,775	$11,501
3/23	$11,096	$10,951
3/24	$11,407	$11,137
3/25	$12,031	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.47%	0.83%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Bond Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	43.7%
Commercial Mortgage-Backed Securities	10.9%
Banks	8.2%
Collateralized Loan Obligations	6.7%
Collateralized Mortgage Obligations	6.3%
U.S. Treasury Obligations	5.9%
Student Loan	3.3%
Telecommunication Services	2.2%
Healthcare Providers & Services	2.0%
Other	28.8%

Goldman Sachs Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38147X556-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Bond Fund

GSNIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.47%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The currency strategy contributed positively given the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Bond Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,275,000
$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,199,103
$1,156,390
Institutional Shares
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000
3/16	$1,021,800	$1,019,600
3/17	$1,037,127	$1,024,086
3/18	$1,042,935	$1,036,375
3/19	$1,086,634	$1,082,805
3/20	$1,152,158	$1,179,499
3/21	$1,230,735	$1,187,874
3/22	$1,173,998	$1,138,577
3/23	$1,107,315	$1,084,153
3/24	$1,138,209	$1,102,584
3/25	$1,199,103	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	5.35%	0.80%	1.83%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Bond Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	43.7%
Commercial Mortgage-Backed Securities	10.9%
Banks	8.2%
Collateralized Loan Obligations	6.7%
Collateralized Mortgage Obligations	6.3%
U.S. Treasury Obligations	5.9%
Student Loan	3.3%
Telecommunication Services	2.2%
Healthcare Providers & Services	2.0%
Other	28.8%

Goldman Sachs Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H415-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Bond Fund

GSNTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	0.55%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The currency strategy contributed positively given the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Bond Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,908
$11,564
Investor Shares
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,219	$10,196
3/17	$10,362	$10,241
3/18	$10,411	$10,364
3/19	$10,838	$10,828
3/20	$11,471	$11,795
3/21	$12,255	$11,879
3/22	$11,678	$11,386
3/23	$11,003	$10,842
3/24	$11,300	$11,026
3/25	$11,908	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	5.38%	0.75%	1.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Bond Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	43.7%
Commercial Mortgage-Backed Securities	10.9%
Banks	8.2%
Collateralized Loan Obligations	6.7%
Collateralized Mortgage Obligations	6.3%
U.S. Treasury Obligations	5.9%
Student Loan	3.3%
Telecommunication Services	2.2%
Healthcare Providers & Services	2.0%
Other	28.8%

Goldman Sachs Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38145N295-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Bond Fund

GSNSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$99	0.97%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The currency strategy contributed positively given the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Bond Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,411
Service Shares
Bloomberg U.S. Aggregate Bond Index

	Service Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,168	$10,196
3/17	$10,269	$10,241
3/18	$10,275	$10,364
3/19	$10,652	$10,828
3/20	$11,238	$11,795
3/21	$11,956	$11,879
3/22	$11,349	$11,386
3/23	$10,640	$10,842
3/24	$10,886	$11,026
3/25	$11,411	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	4.82%	0.31%	1.33%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Bond Fund

Service Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	43.7%
Commercial Mortgage-Backed Securities	10.9%
Banks	8.2%
Collateralized Loan Obligations	6.7%
Collateralized Mortgage Obligations	6.3%
U.S. Treasury Obligations	5.9%
Student Loan	3.3%
Telecommunication Services	2.2%
Healthcare Providers & Services	2.0%
Other	28.8%

Goldman Sachs Bond Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H399-AR-0325

Service Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Core Fixed Income Fund

GCFIX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.71%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the commercial mortgage-backed securities, collateralized loan obligations and agency mortgage-backed securities sectors.

  Security selection strategies overall added value. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Core Fixed Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,472
$11,042
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000
3/16	$9,755	$10,135	$10,196
3/17	$9,847	$10,230	$10,241
3/18	$9,902	$10,288	$10,364
3/19	$10,337	$10,740	$10,828
3/20	$11,070	$11,502	$11,795
3/21	$11,494	$11,942	$11,879
3/22	$10,975	$11,402	$11,386
3/23	$10,373	$10,778	$10,842
3/24	$10,540	$10,951	$11,026
3/25	$11,042	$11,472	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	4.76%	-0.05%	1.38%
Class A including sales charges	0.88%	-0.81%	1.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Core Fixed Income Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	36.1%
U.S. Treasury Obligations	26.5%
Commercial Mortgage-Backed Securities	6.9%
Banks	6.5%
Collateralized Loan Obligations	6.5%
Collateralized Mortgage Obligations	2.8%
Healthcare Providers & Services	2.0%
Software	1.8%
Food & Drug Retailing	1.8%
Other	22.3%

Goldman Sachs Core Fixed Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38142B419-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Core Fixed Income Fund

GCFCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$149	1.46%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the commercial mortgage-backed securities, collateralized loan obligations and agency mortgage-backed securities sectors.

  Security selection strategies overall added value. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Core Fixed Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$10,653
$10,546
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000
3/16	$9,968	$10,069	$10,196
3/17	$9,988	$10,089	$10,241
3/18	$9,970	$10,071	$10,364
3/19	$10,321	$10,425	$10,828
3/20	$10,968	$11,079	$11,795
3/21	$11,303	$11,417	$11,879
3/22	$10,715	$10,823	$11,386
3/23	$10,056	$10,158	$10,842
3/24	$10,143	$10,245	$11,026
3/25	$10,546	$10,653	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	3.98%	-0.78%	0.63%
Class C including sales charges	2.95%	-0.78%	0.63%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Core Fixed Income Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	36.1%
U.S. Treasury Obligations	26.5%
Commercial Mortgage-Backed Securities	6.9%
Banks	6.5%
Collateralized Loan Obligations	6.5%
Collateralized Mortgage Obligations	2.8%
Healthcare Providers & Services	2.0%
Software	1.8%
Food & Drug Retailing	1.8%
Other	22.3%

Goldman Sachs Core Fixed Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38142B229-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Core Fixed Income Fund

GAKPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$38	0.37%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the commercial mortgage-backed securities, collateralized loan obligations and agency mortgage-backed securities sectors.

  Security selection strategies overall added value. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Core Fixed Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,497
$11,254
Class P
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000
3/19	$10,550	$10,538
3/20	$11,334	$11,479
3/21	$11,808	$11,561
3/22	$11,306	$11,081
3/23	$10,727	$10,551
3/24	$10,938	$10,730
3/25	$11,497	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.11%	0.29%	2.03%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Core Fixed Income Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	36.1%
U.S. Treasury Obligations	26.5%
Commercial Mortgage-Backed Securities	6.9%
Banks	6.5%
Collateralized Loan Obligations	6.5%
Collateralized Mortgage Obligations	2.8%
Healthcare Providers & Services	2.0%
Software	1.8%
Food & Drug Retailing	1.8%
Other	22.3%

Goldman Sachs Core Fixed Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38150B889-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Core Fixed Income Fund

GDFRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$98	0.96%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the commercial mortgage-backed securities, collateralized loan obligations and agency mortgage-backed securities sectors.

  Security selection strategies overall added value. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Core Fixed Income Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,192
Class R
Bloomberg U.S. Aggregate Bond Index

	Class R	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,110	$10,196
3/17	$10,180	$10,241
3/18	$10,211	$10,364
3/19	$10,634	$10,828
3/20	$11,349	$11,795
3/21	$11,754	$11,879
3/22	$11,196	$11,386
3/23	$10,566	$10,842
3/24	$10,710	$11,026
3/25	$11,192	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	4.50%	-0.28%	1.13%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Core Fixed Income Fund

Class R

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	36.1%
U.S. Treasury Obligations	26.5%
Commercial Mortgage-Backed Securities	6.9%
Banks	6.5%
Collateralized Loan Obligations	6.5%
Collateralized Mortgage Obligations	2.8%
Healthcare Providers & Services	2.0%
Software	1.8%
Food & Drug Retailing	1.8%
Other	22.3%

Goldman Sachs Core Fixed Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38145N337-AR-0325

Class R

Annual Shareholder Report

March 31, 2025

Goldman Sachs Core Fixed Income Fund

GCFUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the commercial mortgage-backed securities, collateralized loan obligations and agency mortgage-backed securities sectors.

  Security selection strategies overall added value. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Core Fixed Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,970
$11,681
Class R6
Bloomberg U.S. Aggregate Bond Index

	Class R6	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000
3/16	$10,234	$10,299
3/17	$10,377	$10,344
3/18	$10,473	$10,468
3/19	$10,971	$10,937
3/20	$11,788	$11,914
3/21	$12,280	$11,999
3/22	$11,769	$11,501
3/23	$11,167	$10,951
3/24	$11,387	$11,137
3/25	$11,970	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.12%	0.30%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Core Fixed Income Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	36.1%
U.S. Treasury Obligations	26.5%
Commercial Mortgage-Backed Securities	6.9%
Banks	6.5%
Collateralized Loan Obligations	6.5%
Collateralized Mortgage Obligations	2.8%
Healthcare Providers & Services	2.0%
Software	1.8%
Food & Drug Retailing	1.8%
Other	22.3%

Goldman Sachs Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38147X333-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Core Fixed Income Fund

GSFIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.38%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the commercial mortgage-backed securities, collateralized loan obligations and agency mortgage-backed securities sectors.

  Security selection strategies overall added value. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Core Fixed Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,275,000
$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,186,779
$1,156,390
Institutional Shares
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000
3/16	$1,017,000	$1,019,600
3/17	$1,031,035	$1,024,086
3/18	$1,039,386	$1,036,375
3/19	$1,088,757	$1,082,805
3/20	$1,169,651	$1,179,499
3/21	$1,218,426	$1,187,874
3/22	$1,167,496	$1,138,577
3/23	$1,107,486	$1,084,153
3/24	$1,129,082	$1,102,584
3/25	$1,186,779	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	5.11%	0.29%	1.73%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Core Fixed Income Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	36.1%
U.S. Treasury Obligations	26.5%
Commercial Mortgage-Backed Securities	6.9%
Banks	6.5%
Collateralized Loan Obligations	6.5%
Collateralized Mortgage Obligations	2.8%
Healthcare Providers & Services	2.0%
Software	1.8%
Food & Drug Retailing	1.8%
Other	22.3%

Goldman Sachs Core Fixed Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38141W810-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Core Fixed Income Fund

GDFTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.46%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the commercial mortgage-backed securities, collateralized loan obligations and agency mortgage-backed securities sectors.

  Security selection strategies overall added value. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Core Fixed Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,762
$11,564
Investor Shares
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,160	$10,196
3/17	$10,281	$10,241
3/18	$10,364	$10,364
3/19	$10,847	$10,828
3/20	$11,644	$11,795
3/21	$12,121	$11,879
3/22	$11,591	$11,386
3/23	$10,994	$10,842
3/24	$11,200	$11,026
3/25	$11,762	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	5.02%	0.20%	1.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Core Fixed Income Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	36.1%
U.S. Treasury Obligations	26.5%
Commercial Mortgage-Backed Securities	6.9%
Banks	6.5%
Collateralized Loan Obligations	6.5%
Collateralized Mortgage Obligations	2.8%
Healthcare Providers & Services	2.0%
Software	1.8%
Food & Drug Retailing	1.8%
Other	22.3%

Goldman Sachs Core Fixed Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38145N329-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Core Fixed Income Fund

GSCSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.88%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in the U.S. and U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially overweights to the commercial mortgage-backed securities, collateralized loan obligations and agency mortgage-backed securities sectors.

  Security selection strategies overall added value. Within the corporate credit sector, positioning on the short and intermediate segments of the credit curve and a down in quality bias boosted results. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the government/swaps sector detracted due to our preference for futures vs. cash Treasuries as an element of duration management.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Core Fixed Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,282
Service Shares
Bloomberg U.S. Aggregate Bond Index

	Service Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,119	$10,196
3/17	$10,199	$10,241
3/18	$10,241	$10,364
3/19	$10,674	$10,828
3/20	$11,409	$11,795
3/21	$11,826	$11,879
3/22	$11,265	$11,386
3/23	$10,633	$10,842
3/24	$10,787	$11,026
3/25	$11,282	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	4.58%	-0.23%	1.21%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Core Fixed Income Fund

Service Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	36.1%
U.S. Treasury Obligations	26.5%
Commercial Mortgage-Backed Securities	6.9%
Banks	6.5%
Collateralized Loan Obligations	6.5%
Collateralized Mortgage Obligations	2.8%
Healthcare Providers & Services	2.0%
Software	1.8%
Food & Drug Retailing	1.8%
Other	22.3%

Goldman Sachs Core Fixed Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38141W786-AR-0325

Service Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Debt Fund

GSDAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$116	1.12%

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, including out-of-Index positions, and its long beta exposure to sovereign emerging markets bonds.

  The Fund was helped by effective security selection among quasi-sovereign emerging markets bonds and emerging markets corporate bonds.

  Within individual security selection, the Fund’s overweights versus the Index in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela and Chinese property developer Sunac China contributed positively to relative performance. Underweight positions in Malaysia’s state-owned oil and gas company Petronas, Chile’s state-owned copper company Codelco and Peru’s state-owned oil company Petroperu further bolstered returns.

  Security selection in the local emerging markets bonds of Poland, Mexico and Hungary added value.

  Active management of the Fund’s duration positioning strategy added modestly to relative performance.

  The impact of the Fund’s selection of sovereign debt was rather flat, as the positive contributions of overweight positions in Sri Lanka, Ghana and Ukraine were generally offset by the negative impact of underweights in Lebanon, Argentina and Venezuela.

Top Detractors from Performance:

  Security selection among local emerging markets bonds, especially in Turkey, Colombia and Thailand, detracted overall from the Fund’s relative returns.

  Among individual positions, the Fund was hurt by overweights in Panama’s Tocumen International Airport, Mexico’s Mexico City International Airport and Saudi Arabia’s state-owned oil and gas company Aramco. Underweights in Ukraine’s Ukrenergo, a state-owned electricity transmission system operator, and Naftogaz, a state-owned oil and gas company, further hampered relative performance.

Goldman Sachs Emerging Markets Debt Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$13,642
$12,572
$12,119
$12,006
Class A (including sales charges)
Class A (excluding sales charges)
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class A (including sales charges)	Class A (excluding sales charges)	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,550	$10,000	$10,000	$10,000
3/16	$9,974	$10,444	$10,419	$10,244
3/17	$10,851	$11,362	$11,348	$10,356
3/18	$11,258	$11,788	$11,836	$10,610
3/19	$11,344	$11,879	$12,335	$11,134
3/20	$10,039	$10,512	$11,491	$11,867
3/21	$12,021	$12,588	$13,330	$12,045
3/22	$11,103	$11,626	$12,338	$11,573
3/23	$9,984	$10,454	$11,484	$11,126
3/24	$11,273	$11,804	$12,779	$11,587
3/25	$12,006	$12,572	$13,642	$12,119

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	6.51%	3.64%	2.31%
Class A including sales charges	1.71%	2.69%	1.85%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	3.15%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Debt Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Goldman Sachs Emerging Markets Debt Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H803-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Debt Fund

GSCDX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.87%

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, including out-of-Index positions, and its long beta exposure to sovereign emerging markets bonds.

  The Fund was helped by effective security selection among quasi-sovereign emerging markets bonds and emerging markets corporate bonds.

  Within individual security selection, the Fund’s overweights versus the Index in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela and Chinese property developer Sunac China contributed positively to relative performance. Underweight positions in Malaysia’s state-owned oil and gas company Petronas, Chile’s state-owned copper company Codelco and Peru’s state-owned oil company Petroperu further bolstered returns.

  Security selection in the local emerging markets bonds of Poland, Mexico and Hungary added value.

  Active management of the Fund’s duration positioning strategy added modestly to relative performance.

  The impact of the Fund’s selection of sovereign debt was rather flat, as the positive contributions of overweight positions in Sri Lanka, Ghana and Ukraine were generally offset by the negative impact of underweights in Lebanon, Argentina and Venezuela.

Top Detractors from Performance:

  Security selection among local emerging markets bonds, especially in Turkey, Colombia and Thailand, detracted overall from the Fund’s relative returns.

  Among individual positions, the Fund was hurt by overweights in Panama’s Tocumen International Airport, Mexico’s Mexico City International Airport and Saudi Arabia’s state-owned oil and gas company Aramco. Underweights in Ukraine’s Ukrenergo, a state-owned electricity transmission system operator, and Naftogaz, a state-owned oil and gas company, further hampered relative performance.

Goldman Sachs Emerging Markets Debt Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$13,642
$12,119
$11,658
$11,541
Class C (including sales charges)
Class C (excluding sales charges)
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class C (including sales charges)	Class C (excluding sales charges)	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$10,254	$10,358	$10,419	$10,244
3/17	$11,073	$11,185	$11,348	$10,356
3/18	$11,413	$11,528	$11,836	$10,610
3/19	$11,406	$11,521	$12,335	$11,134
3/20	$10,026	$10,127	$11,491	$11,867
3/21	$11,907	$12,027	$13,330	$12,045
3/22	$10,914	$11,024	$12,338	$11,573
3/23	$9,739	$9,838	$11,484	$11,126
3/24	$10,917	$11,027	$12,779	$11,587
3/25	$11,541	$11,658	$13,642	$12,119

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	5.72%	2.85%	1.54%
Class C including sales charges	4.67%	2.85%	1.54%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	3.15%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Debt Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Goldman Sachs Emerging Markets Debt Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H456-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Debt Fund

GAIPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$87	0.84%

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, including out-of-Index positions, and its long beta exposure to sovereign emerging markets bonds.

  The Fund was helped by effective security selection among quasi-sovereign emerging markets bonds and emerging markets corporate bonds.

  Within individual security selection, the Fund’s overweights versus the Index in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela and Chinese property developer Sunac China contributed positively to relative performance. Underweight positions in Malaysia’s state-owned oil and gas company Petronas, Chile’s state-owned copper company Codelco and Peru’s state-owned oil company Petroperu further bolstered returns.

  Security selection in the local emerging markets bonds of Poland, Mexico and Hungary added value.

  Active management of the Fund’s duration positioning strategy added modestly to relative performance.

  The impact of the Fund’s selection of sovereign debt was rather flat, as the positive contributions of overweight positions in Sri Lanka, Ghana and Ukraine were generally offset by the negative impact of underweights in Lebanon, Argentina and Venezuela.

Top Detractors from Performance:

  Security selection among local emerging markets bonds, especially in Turkey, Colombia and Thailand, detracted overall from the Fund’s relative returns.

  Among individual positions, the Fund was hurt by overweights in Panama’s Tocumen International Airport, Mexico’s Mexico City International Airport and Saudi Arabia’s state-owned oil and gas company Aramco. Underweights in Ukraine’s Ukrenergo, a state-owned electricity transmission system operator, and Naftogaz, a state-owned oil and gas company, further hampered relative performance.

Goldman Sachs Emerging Markets Debt Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$9,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,597
$11,483
$10,936
Class P
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class P	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000	$10,000
3/19	$10,146	$10,486	$10,549
3/20	$9,017	$9,769	$11,244
3/21	$10,831	$11,332	$11,413
3/22	$10,026	$10,489	$10,965
3/23	$9,043	$9,763	$10,542
3/24	$10,239	$10,864	$10,979
3/25	$10,936	$11,597	$11,483

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.81%	3.93%	1.30%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	2.16%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Debt Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Goldman Sachs Emerging Markets Debt Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38150B863-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Debt Fund

GSIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.84%

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, including out-of-Index positions, and its long beta exposure to sovereign emerging markets bonds.

  The Fund was helped by effective security selection among quasi-sovereign emerging markets bonds and emerging markets corporate bonds.

  Within individual security selection, the Fund’s overweights versus the Index in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela and Chinese property developer Sunac China contributed positively to relative performance. Underweight positions in Malaysia’s state-owned oil and gas company Petronas, Chile’s state-owned copper company Codelco and Peru’s state-owned oil company Petroperu further bolstered returns.

  Security selection in the local emerging markets bonds of Poland, Mexico and Hungary added value.

  Active management of the Fund’s duration positioning strategy added modestly to relative performance.

  The impact of the Fund’s selection of sovereign debt was rather flat, as the positive contributions of overweight positions in Sri Lanka, Ghana and Ukraine were generally offset by the negative impact of underweights in Lebanon, Argentina and Venezuela.

Top Detractors from Performance:

  Security selection among local emerging markets bonds, especially in Turkey, Colombia and Thailand, detracted overall from the Fund’s relative returns.

  Among individual positions, the Fund was hurt by overweights in Panama’s Tocumen International Airport, Mexico’s Mexico City International Airport and Saudi Arabia’s state-owned oil and gas company Aramco. Underweights in Ukraine’s Ukrenergo, a state-owned electricity transmission system operator, and Naftogaz, a state-owned oil and gas company, further hampered relative performance.

Goldman Sachs Emerging Markets Debt Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$13,621
$12,940
$12,270
Class R6
J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class R6	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
7/31/15	$10,000	$10,000	$10,000
3/16	$10,441	$10,403	$10,372
3/17	$11,398	$11,331	$10,485
3/18	$11,877	$11,818	$10,743
3/19	$12,002	$12,316	$11,273
3/20	$10,658	$11,473	$12,015
3/21	$12,802	$13,309	$12,196
3/22	$11,862	$12,319	$11,718
3/23	$10,689	$11,466	$11,265
3/24	$12,116	$12,760	$11,732
3/25	$12,940	$13,621	$12,270

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	6.80%	3.95%	2.70%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	3.25%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	2.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Debt Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Goldman Sachs Emerging Markets Debt Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38148U882-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Debt Fund

GSDIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.85%

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, including out-of-Index positions, and its long beta exposure to sovereign emerging markets bonds.

  The Fund was helped by effective security selection among quasi-sovereign emerging markets bonds and emerging markets corporate bonds.

  Within individual security selection, the Fund’s overweights versus the Index in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela and Chinese property developer Sunac China contributed positively to relative performance. Underweight positions in Malaysia’s state-owned oil and gas company Petronas, Chile’s state-owned copper company Codelco and Peru’s state-owned oil company Petroperu further bolstered returns.

  Security selection in the local emerging markets bonds of Poland, Mexico and Hungary added value.

  Active management of the Fund’s duration positioning strategy added modestly to relative performance.

  The impact of the Fund’s selection of sovereign debt was rather flat, as the positive contributions of overweight positions in Sri Lanka, Ghana and Ukraine were generally offset by the negative impact of underweights in Lebanon, Argentina and Venezuela.

Top Detractors from Performance:

  Security selection among local emerging markets bonds, especially in Turkey, Colombia and Thailand, detracted overall from the Fund’s relative returns.

  Among individual positions, the Fund was hurt by overweights in Panama’s Tocumen International Airport, Mexico’s Mexico City International Airport and Saudi Arabia’s state-owned oil and gas company Aramco. Underweights in Ukraine’s Ukrenergo, a state-owned electricity transmission system operator, and Naftogaz, a state-owned oil and gas company, further hampered relative performance.

Goldman Sachs Emerging Markets Debt Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,400,000
$1,300,000
$1,200,000
$1,100,000
$1,000,000
$1,364,205
$1,296,205
$1,211,879
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
Institutional Shares
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Institutional Shares	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,047,100	$1,041,900	$1,024,400
3/17	$1,142,910	$1,134,837	$1,035,566
3/18	$1,190,683	$1,183,635	$1,061,041
3/19	$1,203,066	$1,233,467	$1,113,350
3/20	$1,069,165	$1,149,097	$1,186,720
3/21	$1,282,891	$1,332,953	$1,204,521
3/22	$1,188,599	$1,233,781	$1,157,304
3/23	$1,070,927	$1,148,404	$1,112,632
3/24	$1,213,789	$1,277,944	$1,158,695
3/25	$1,296,205	$1,364,205	$1,211,879

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	6.79%	3.92%	2.63%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	3.15%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Debt Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Goldman Sachs Emerging Markets Debt Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H886-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Debt Fund

GSIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$90	0.87%

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, including out-of-Index positions, and its long beta exposure to sovereign emerging markets bonds.

  The Fund was helped by effective security selection among quasi-sovereign emerging markets bonds and emerging markets corporate bonds.

  Within individual security selection, the Fund’s overweights versus the Index in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela and Chinese property developer Sunac China contributed positively to relative performance. Underweight positions in Malaysia’s state-owned oil and gas company Petronas, Chile’s state-owned copper company Codelco and Peru’s state-owned oil company Petroperu further bolstered returns.

  Security selection in the local emerging markets bonds of Poland, Mexico and Hungary added value.

  Active management of the Fund’s duration positioning strategy added modestly to relative performance.

  The impact of the Fund’s selection of sovereign debt was rather flat, as the positive contributions of overweight positions in Sri Lanka, Ghana and Ukraine were generally offset by the negative impact of underweights in Lebanon, Argentina and Venezuela.

Top Detractors from Performance:

  Security selection among local emerging markets bonds, especially in Turkey, Colombia and Thailand, detracted overall from the Fund’s relative returns.

  Among individual positions, the Fund was hurt by overweights in Panama’s Tocumen International Airport, Mexico’s Mexico City International Airport and Saudi Arabia’s state-owned oil and gas company Aramco. Underweights in Ukraine’s Ukrenergo, a state-owned electricity transmission system operator, and Naftogaz, a state-owned oil and gas company, further hampered relative performance.

Goldman Sachs Emerging Markets Debt Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
$13,642
$12,882
$12,119
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
Investor Shares
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Investor Shares	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$10,000	$10,000	$10,000
3/16	$10,462	$10,419	$10,244
3/17	$11,409	$11,348	$10,356
3/18	$11,875	$11,836	$10,610
3/19	$11,988	$12,335	$11,134
3/20	$10,647	$11,491	$11,867
3/21	$12,778	$13,330	$12,045
3/22	$11,824	$12,338	$11,573
3/23	$10,660	$11,484	$11,126
3/24	$12,065	$12,779	$11,587
3/25	$12,882	$13,642	$12,119

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	6.77%	3.88%	2.56%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	3.15%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Debt Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Goldman Sachs Emerging Markets Debt Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38144N171-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Enhanced Income Fund

GEADX: Administration Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$62	0.60%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds and collateralized loan obligations.

  Security selection strategies overall added value, especially the selection of specific investment grade financials and industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the three-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Enhanced Income Fund

Administration Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,128
$11,867
$11,564
Administration Shares
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Administration Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,038	$10,040	$10,196
3/17	$10,166	$10,096	$10,241
3/18	$10,263	$10,163	$10,364
3/19	$10,502	$10,411	$10,828
3/20	$10,458	$10,812	$11,795
3/21	$10,959	$10,830	$11,879
3/22	$10,795	$10,728	$11,386
3/23	$10,916	$10,838	$10,842
3/24	$11,531	$11,304	$11,026
3/25	$12,128	$11,867	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Administration Shares	5.18%	3.01%	1.95%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Enhanced Income Fund

Administration Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Short-Term Investments	19.5%
Banks	15.0%
Collateralized Loan Obligations	8.9%
Automotive	4.9%
Diversified Financial Services	4.9%
Commercial Mortgage-Backed Securities	4.0%
Electrical	3.0%
Pharmaceuticals	3.0%
Student Loan	2.8%
Other	32.7%

Goldman Sachs Enhanced Income Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y526-AR-0325

Administration Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Enhanced Income Fund

GEIAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	0.58%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds and collateralized loan obligations.

  Security selection strategies overall added value, especially the selection of specific investment grade financials and industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the three-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Enhanced Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,120
$11,867
$11,564
Class A
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Class A	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,029	$10,040	$10,196
3/17	$10,148	$10,096	$10,241
3/18	$10,236	$10,163	$10,364
3/19	$10,482	$10,411	$10,828
3/20	$10,439	$10,812	$11,795
3/21	$10,942	$10,830	$11,879
3/22	$10,781	$10,728	$11,386
3/23	$10,903	$10,838	$10,842
3/24	$11,521	$11,304	$11,026
3/25	$12,120	$11,867	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	5.20%	3.03%	1.94%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Enhanced Income Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Short-Term Investments	19.5%
Banks	15.0%
Collateralized Loan Obligations	8.9%
Automotive	4.9%
Diversified Financial Services	4.9%
Commercial Mortgage-Backed Securities	4.0%
Electrical	3.0%
Pharmaceuticals	3.0%
Student Loan	2.8%
Other	32.7%

Goldman Sachs Enhanced Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y534-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Enhanced Income Fund

GAEPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.34%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds and collateralized loan obligations.

  Security selection strategies overall added value, especially the selection of specific investment grade financials and industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the three-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Enhanced Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,008
$11,674
$11,254
Class P
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Class P	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,236	$10,242	$10,538
3/20	$10,220	$10,636	$11,479
3/21	$10,750	$10,654	$11,561
3/22	$10,616	$10,554	$11,081
3/23	$10,762	$10,662	$10,551
3/24	$11,387	$11,120	$10,730
3/25	$12,008	$11,674	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.45%	3.28%	2.67%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	2.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Enhanced Income Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Short-Term Investments	19.5%
Banks	15.0%
Collateralized Loan Obligations	8.9%
Automotive	4.9%
Diversified Financial Services	4.9%
Commercial Mortgage-Backed Securities	4.0%
Electrical	3.0%
Pharmaceuticals	3.0%
Student Loan	2.8%
Other	32.7%

Goldman Sachs Enhanced Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38150B822-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Enhanced Income Fund

GEIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.34%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds and collateralized loan obligations.

  Security selection strategies overall added value, especially the selection of specific investment grade financials and industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the three-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Enhanced Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
$12,441
$11,851
$11,681
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
Class R6
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,058	$10,027	$10,299
3/17	$10,214	$10,083	$10,344
3/18	$10,337	$10,150	$10,468
3/19	$10,605	$10,397	$10,937
3/20	$10,588	$10,798	$11,914
3/21	$11,138	$10,816	$11,999
3/22	$10,999	$10,714	$11,501
3/23	$11,150	$10,824	$10,951
3/24	$11,810	$11,289	$11,137
3/25	$12,441	$11,851	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.34%	3.28%	2.28%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	1.77%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Enhanced Income Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Short-Term Investments	19.5%
Banks	15.0%
Collateralized Loan Obligations	8.9%
Automotive	4.9%
Diversified Financial Services	4.9%
Commercial Mortgage-Backed Securities	4.0%
Electrical	3.0%
Pharmaceuticals	3.0%
Student Loan	2.8%
Other	32.7%

Goldman Sachs Enhanced Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38147X622-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Enhanced Income Fund

GEIIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.35%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds and collateralized loan obligations.

  Security selection strategies overall added value, especially the selection of specific investment grade financials and industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the three-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Enhanced Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,275,000
$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,243,622
$1,186,660
$1,156,390
Institutional Shares
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,006,300	$1,004,000	$1,019,600
3/17	$1,021,696	$1,009,622	$1,024,086
3/18	$1,032,833	$1,016,286	$1,036,375
3/19	$1,060,719	$1,041,083	$1,082,805
3/20	$1,058,916	$1,081,165	$1,179,499
3/21	$1,113,768	$1,083,003	$1,187,874
3/22	$1,099,735	$1,072,823	$1,138,577
3/23	$1,114,801	$1,083,766	$1,084,153
3/24	$1,179,459	$1,130,367	$1,102,584
3/25	$1,243,622	$1,186,660	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	5.44%	3.27%	2.20%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Enhanced Income Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Short-Term Investments	19.5%
Banks	15.0%
Collateralized Loan Obligations	8.9%
Automotive	4.9%
Diversified Financial Services	4.9%
Commercial Mortgage-Backed Securities	4.0%
Electrical	3.0%
Pharmaceuticals	3.0%
Student Loan	2.8%
Other	32.7%

Goldman Sachs Enhanced Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y518-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Enhanced Income Fund

GHIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$44	0.43%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds and collateralized loan obligations.

  Security selection strategies overall added value, especially the selection of specific investment grade financials and industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the three-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Enhanced Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,317
$11,867
$11,564
Investor Shares
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,043	$10,040	$10,196
3/17	$10,188	$10,096	$10,241
3/18	$10,301	$10,163	$10,364
3/19	$10,558	$10,411	$10,828
3/20	$10,530	$10,812	$11,795
3/21	$11,067	$10,830	$11,879
3/22	$10,918	$10,728	$11,386
3/23	$11,059	$10,838	$10,842
3/24	$11,703	$11,304	$11,026
3/25	$12,317	$11,867	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	5.25%	3.19%	2.10%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Enhanced Income Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Short-Term Investments	19.5%
Banks	15.0%
Collateralized Loan Obligations	8.9%
Automotive	4.9%
Diversified Financial Services	4.9%
Commercial Mortgage-Backed Securities	4.0%
Electrical	3.0%
Pharmaceuticals	3.0%
Student Loan	2.8%
Other	32.7%

Goldman Sachs Enhanced Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38145L877-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Enhanced Income Fund

GESVX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$87	0.85%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds and collateralized loan obligations.

  Security selection strategies overall added value, especially the selection of specific investment grade financials and industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the three-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Enhanced Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$11,250
$10,500
$9,750
$9,000
$8,250
$11,004
$10,968
$9,566
12/10/21
3/22
3/23
3/24
3/25
Service Shares
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Service Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
12/10/21	$10,000	$10,000	$10,000
3/22	$9,877	$9,916	$9,419
3/23	$9,963	$10,017	$8,969
3/24	$10,499	$10,448	$9,121
3/25	$11,004	$10,968	$9,566

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Service Shares (Commenced December 10, 2021)	4.81%	2.93%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	2.83%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.33%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Enhanced Income Fund

Service Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Short-Term Investments	19.5%
Banks	15.0%
Collateralized Loan Obligations	8.9%
Automotive	4.9%
Diversified Financial Services	4.9%
Commercial Mortgage-Backed Securities	4.0%
Electrical	3.0%
Pharmaceuticals	3.0%
Student Loan	2.8%
Other	32.7%

Goldman Sachs Enhanced Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38150C457-AR-0325

Service Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Global Core Fixed Income Fund

GSGIX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$93	0.91%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively was the Fund’s macro relative value country strategy, driven by its long Swedish rates vs. short Australian rates in the second quarter of 2024. The Australian central bank held its rates steady at its June meeting but did not rule out further rate hikes, while in Sweden, the Riksbank continued its cutting cycle. A long New Zealand rates vs. short Japanese rates position also enhanced results. This trade performed well in July 2024 after the Bank of Japan delivered an interest rate hike the market did not fully expect. The Fund’s long Swedish rates vs. short Japanese rates position added value. In January 2025, Japanese rates sold off amid stronger inflation and wage data as well as on an interest rate hike from the Bank of Japan. In Sweden, the Riksbank cut its rates and a flare-up in perceived tariff risks saw Swedish rates rally, benefitting the Fund’s position.

  Individual issue selection within the corporate credit sector helped. Our bias toward BBB-rated credits contributed positively, as BBB-rated bonds outperformed their higher-quality counterparts. An overweight to the intermediate-maturity part of the corporate credit curve also enhanced results. The Fund’s overweight to and specific selection among investment grade corporate bonds within the financials sector also contributed positively.

  Security selection within the securitized sector boosted the Fund’s performance, especially among securitized credit and agency mortgage-backed securities.

  The Fund’s cross-sector strategy contributed positively due primarily to exposures to commercial mortgage-backed securities and collateralized loan obligations within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s duration and yield curve strategy proved effective given our active duration management, U.S. and European yield curve steepener positions and systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly Chinese bonds.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened results, attributable primarily to February 2025. Higher than expected inflation in Norway, combined with strength in home prices and retail sales, led investors to rethink the Norges Bank’s policy path forward.

Goldman Sachs Global Core Fixed Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,119
$11,824
$11,380
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,625	$10,000	$10,000
3/16	$9,786	$10,167	$10,244
3/17	$9,897	$10,283	$10,356
3/18	$10,034	$10,425	$10,610
3/19	$10,434	$10,841	$11,134
3/20	$10,944	$11,371	$11,867
3/21	$11,508	$11,956	$12,045
3/22	$10,987	$11,415	$11,573
3/23	$10,468	$10,876	$11,126
3/24	$10,904	$11,329	$11,587
3/25	$11,380	$11,824	$12,119

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	4.37%	0.78%	1.69%
Class A including sales charges	0.48%	0.01%	1.30%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Global Core Fixed Income Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Goldman Sachs Global Core Fixed Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W109-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Global Core Fixed Income Fund

GSLCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$169	1.66%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively was the Fund’s macro relative value country strategy, driven by its long Swedish rates vs. short Australian rates in the second quarter of 2024. The Australian central bank held its rates steady at its June meeting but did not rule out further rate hikes, while in Sweden, the Riksbank continued its cutting cycle. A long New Zealand rates vs. short Japanese rates position also enhanced results. This trade performed well in July 2024 after the Bank of Japan delivered an interest rate hike the market did not fully expect. The Fund’s long Swedish rates vs. short Japanese rates position added value. In January 2025, Japanese rates sold off amid stronger inflation and wage data as well as on an interest rate hike from the Bank of Japan. In Sweden, the Riksbank cut its rates and a flare-up in perceived tariff risks saw Swedish rates rally, benefitting the Fund’s position.

  Individual issue selection within the corporate credit sector helped. Our bias toward BBB-rated credits contributed positively, as BBB-rated bonds outperformed their higher-quality counterparts. An overweight to the intermediate-maturity part of the corporate credit curve also enhanced results. The Fund’s overweight to and specific selection among investment grade corporate bonds within the financials sector also contributed positively.

  Security selection within the securitized sector boosted the Fund’s performance, especially among securitized credit and agency mortgage-backed securities.

  The Fund’s cross-sector strategy contributed positively due primarily to exposures to commercial mortgage-backed securities and collateralized loan obligations within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s duration and yield curve strategy proved effective given our active duration management, U.S. and European yield curve steepener positions and systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly Chinese bonds.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened results, attributable primarily to February 2025. Higher than expected inflation in Norway, combined with strength in home prices and retail sales, led investors to rethink the Norges Bank’s policy path forward.

Goldman Sachs Global Core Fixed Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,119
$10,974
$10,865
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,900	$10,000	$10,000
3/16	$9,982	$10,083	$10,244
3/17	$10,024	$10,125	$10,356
3/18	$10,092	$10,194	$10,610
3/19	$10,419	$10,524	$11,134
3/20	$10,843	$10,953	$11,867
3/21	$11,320	$11,435	$12,045
3/22	$10,723	$10,831	$11,573
3/23	$10,151	$10,254	$11,126
3/24	$10,487	$10,593	$11,587
3/25	$10,865	$10,974	$12,119

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	3.60%	0.04%	0.93%
Class C including sales charges	2.57%	0.04%	0.93%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Global Core Fixed Income Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Goldman Sachs Global Core Fixed Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38142B187-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Global Core Fixed Income Fund

GGXPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$58	0.57%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively was the Fund’s macro relative value country strategy, driven by its long Swedish rates vs. short Australian rates in the second quarter of 2024. The Australian central bank held its rates steady at its June meeting but did not rule out further rate hikes, while in Sweden, the Riksbank continued its cutting cycle. A long New Zealand rates vs. short Japanese rates position also enhanced results. This trade performed well in July 2024 after the Bank of Japan delivered an interest rate hike the market did not fully expect. The Fund’s long Swedish rates vs. short Japanese rates position added value. In January 2025, Japanese rates sold off amid stronger inflation and wage data as well as on an interest rate hike from the Bank of Japan. In Sweden, the Riksbank cut its rates and a flare-up in perceived tariff risks saw Swedish rates rally, benefitting the Fund’s position.

  Individual issue selection within the corporate credit sector helped. Our bias toward BBB-rated credits contributed positively, as BBB-rated bonds outperformed their higher-quality counterparts. An overweight to the intermediate-maturity part of the corporate credit curve also enhanced results. The Fund’s overweight to and specific selection among investment grade corporate bonds within the financials sector also contributed positively.

  Security selection within the securitized sector boosted the Fund’s performance, especially among securitized credit and agency mortgage-backed securities.

  The Fund’s cross-sector strategy contributed positively due primarily to exposures to commercial mortgage-backed securities and collateralized loan obligations within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s duration and yield curve strategy proved effective given our active duration management, U.S. and European yield curve steepener positions and systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly Chinese bonds.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened results, attributable primarily to February 2025. Higher than expected inflation in Norway, combined with strength in home prices and retail sales, led investors to rethink the Norges Bank’s policy path forward.

Goldman Sachs Global Core Fixed Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,662
$11,483
Class P
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000
3/19	$10,477	$10,549
3/20	$11,026	$11,244
3/21	$11,631	$11,413
3/22	$11,139	$10,965
3/23	$10,657	$10,542
3/24	$11,137	$10,979
3/25	$11,662	$11,483

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.72%	1.13%	2.23%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Global Core Fixed Income Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Goldman Sachs Global Core Fixed Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38150B764-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Global Core Fixed Income Fund

GBIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	0.57%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively was the Fund’s macro relative value country strategy, driven by its long Swedish rates vs. short Australian rates in the second quarter of 2024. The Australian central bank held its rates steady at its June meeting but did not rule out further rate hikes, while in Sweden, the Riksbank continued its cutting cycle. A long New Zealand rates vs. short Japanese rates position also enhanced results. This trade performed well in July 2024 after the Bank of Japan delivered an interest rate hike the market did not fully expect. The Fund’s long Swedish rates vs. short Japanese rates position added value. In January 2025, Japanese rates sold off amid stronger inflation and wage data as well as on an interest rate hike from the Bank of Japan. In Sweden, the Riksbank cut its rates and a flare-up in perceived tariff risks saw Swedish rates rally, benefitting the Fund’s position.

  Individual issue selection within the corporate credit sector helped. Our bias toward BBB-rated credits contributed positively, as BBB-rated bonds outperformed their higher-quality counterparts. An overweight to the intermediate-maturity part of the corporate credit curve also enhanced results. The Fund’s overweight to and specific selection among investment grade corporate bonds within the financials sector also contributed positively.

  Security selection within the securitized sector boosted the Fund’s performance, especially among securitized credit and agency mortgage-backed securities.

  The Fund’s cross-sector strategy contributed positively due primarily to exposures to commercial mortgage-backed securities and collateralized loan obligations within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s duration and yield curve strategy proved effective given our active duration management, U.S. and European yield curve steepener positions and systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly Chinese bonds.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened results, attributable primarily to February 2025. Higher than expected inflation in Norway, combined with strength in home prices and retail sales, led investors to rethink the Norges Bank’s policy path forward.

Goldman Sachs Global Core Fixed Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,332
$12,270
Class R6
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
7/31/15	$10,000	$10,000
3/16	$10,292	$10,372
3/17	$10,446	$10,485
3/18	$10,627	$10,743
3/19	$11,089	$11,273
3/20	$11,670	$12,015
3/21	$12,311	$12,196
3/22	$11,790	$11,718
3/23	$11,279	$11,265
3/24	$11,776	$11,732
3/25	$12,332	$12,270

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	4.72%	1.11%	2.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	2.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Global Core Fixed Income Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Goldman Sachs Global Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38147X549-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Global Core Fixed Income Fund

GSGLX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	0.58%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively was the Fund’s macro relative value country strategy, driven by its long Swedish rates vs. short Australian rates in the second quarter of 2024. The Australian central bank held its rates steady at its June meeting but did not rule out further rate hikes, while in Sweden, the Riksbank continued its cutting cycle. A long New Zealand rates vs. short Japanese rates position also enhanced results. This trade performed well in July 2024 after the Bank of Japan delivered an interest rate hike the market did not fully expect. The Fund’s long Swedish rates vs. short Japanese rates position added value. In January 2025, Japanese rates sold off amid stronger inflation and wage data as well as on an interest rate hike from the Bank of Japan. In Sweden, the Riksbank cut its rates and a flare-up in perceived tariff risks saw Swedish rates rally, benefitting the Fund’s position.

  Individual issue selection within the corporate credit sector helped. Our bias toward BBB-rated credits contributed positively, as BBB-rated bonds outperformed their higher-quality counterparts. An overweight to the intermediate-maturity part of the corporate credit curve also enhanced results. The Fund’s overweight to and specific selection among investment grade corporate bonds within the financials sector also contributed positively.

  Security selection within the securitized sector boosted the Fund’s performance, especially among securitized credit and agency mortgage-backed securities.

  The Fund’s cross-sector strategy contributed positively due primarily to exposures to commercial mortgage-backed securities and collateralized loan obligations within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s duration and yield curve strategy proved effective given our active duration management, U.S. and European yield curve steepener positions and systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly Chinese bonds.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened results, attributable primarily to February 2025. Higher than expected inflation in Norway, combined with strength in home prices and retail sales, led investors to rethink the Norges Bank’s policy path forward.

Goldman Sachs Global Core Fixed Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,275,000
$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,221,121
$1,211,879
Institutional Shares
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Institutional Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$1,000,000	$1,000,000
3/16	$1,020,100	$1,024,400
3/17	$1,035,197	$1,035,566
3/18	$1,053,003	$1,061,041
3/19	$1,098,703	$1,113,350
3/20	$1,156,165	$1,186,720
3/21	$1,219,523	$1,204,521
3/22	$1,167,815	$1,157,304
3/23	$1,116,081	$1,112,632
3/24	$1,166,193	$1,158,695
3/25	$1,221,121	$1,211,879

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	4.71%	1.10%	2.02%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Global Core Fixed Income Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Goldman Sachs Global Core Fixed Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W737-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Global Core Fixed Income Fund

GBIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$68	0.66%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively was the Fund’s macro relative value country strategy, driven by its long Swedish rates vs. short Australian rates in the second quarter of 2024. The Australian central bank held its rates steady at its June meeting but did not rule out further rate hikes, while in Sweden, the Riksbank continued its cutting cycle. A long New Zealand rates vs. short Japanese rates position also enhanced results. This trade performed well in July 2024 after the Bank of Japan delivered an interest rate hike the market did not fully expect. The Fund’s long Swedish rates vs. short Japanese rates position added value. In January 2025, Japanese rates sold off amid stronger inflation and wage data as well as on an interest rate hike from the Bank of Japan. In Sweden, the Riksbank cut its rates and a flare-up in perceived tariff risks saw Swedish rates rally, benefitting the Fund’s position.

  Individual issue selection within the corporate credit sector helped. Our bias toward BBB-rated credits contributed positively, as BBB-rated bonds outperformed their higher-quality counterparts. An overweight to the intermediate-maturity part of the corporate credit curve also enhanced results. The Fund’s overweight to and specific selection among investment grade corporate bonds within the financials sector also contributed positively.

  Security selection within the securitized sector boosted the Fund’s performance, especially among securitized credit and agency mortgage-backed securities.

  The Fund’s cross-sector strategy contributed positively due primarily to exposures to commercial mortgage-backed securities and collateralized loan obligations within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s duration and yield curve strategy proved effective given our active duration management, U.S. and European yield curve steepener positions and systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly Chinese bonds.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened results, attributable primarily to February 2025. Higher than expected inflation in Norway, combined with strength in home prices and retail sales, led investors to rethink the Norges Bank’s policy path forward.

Goldman Sachs Global Core Fixed Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,126
$12,119
Investor Shares
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$10,000	$10,000
3/16	$10,196	$10,244
3/17	$10,338	$10,356
3/18	$10,506	$10,610
3/19	$10,953	$11,134
3/20	$11,509	$11,867
3/21	$12,134	$12,045
3/22	$11,611	$11,573
3/23	$11,098	$11,126
3/24	$11,590	$11,587
3/25	$12,126	$12,119

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	4.63%	1.05%	1.94%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Global Core Fixed Income Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Goldman Sachs Global Core Fixed Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38144N155-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Global Core Fixed Income Fund

GGISX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$110	1.08%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively was the Fund’s macro relative value country strategy, driven by its long Swedish rates vs. short Australian rates in the second quarter of 2024. The Australian central bank held its rates steady at its June meeting but did not rule out further rate hikes, while in Sweden, the Riksbank continued its cutting cycle. A long New Zealand rates vs. short Japanese rates position also enhanced results. This trade performed well in July 2024 after the Bank of Japan delivered an interest rate hike the market did not fully expect. The Fund’s long Swedish rates vs. short Japanese rates position added value. In January 2025, Japanese rates sold off amid stronger inflation and wage data as well as on an interest rate hike from the Bank of Japan. In Sweden, the Riksbank cut its rates and a flare-up in perceived tariff risks saw Swedish rates rally, benefitting the Fund’s position.

  Individual issue selection within the corporate credit sector helped. Our bias toward BBB-rated credits contributed positively, as BBB-rated bonds outperformed their higher-quality counterparts. An overweight to the intermediate-maturity part of the corporate credit curve also enhanced results. The Fund’s overweight to and specific selection among investment grade corporate bonds within the financials sector also contributed positively.

  Security selection within the securitized sector boosted the Fund’s performance, especially among securitized credit and agency mortgage-backed securities.

  The Fund’s cross-sector strategy contributed positively due primarily to exposures to commercial mortgage-backed securities and collateralized loan obligations within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s duration and yield curve strategy proved effective given our active duration management, U.S. and European yield curve steepener positions and systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly Chinese bonds.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened results, attributable primarily to February 2025. Higher than expected inflation in Norway, combined with strength in home prices and retail sales, led investors to rethink the Norges Bank’s policy path forward.

Goldman Sachs Global Core Fixed Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,119
$11,581
Service Shares
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Service Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$10,000	$10,000
3/16	$10,124	$10,244
3/17	$10,215	$10,356
3/18	$10,349	$10,610
3/19	$10,737	$11,134
3/20	$11,245	$11,867
3/21	$11,805	$12,045
3/22	$11,245	$11,573
3/23	$10,698	$11,126
3/24	$11,114	$11,587
3/25	$11,581	$12,119

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	4.20%	0.59%	1.48%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Global Core Fixed Income Fund

Service Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Goldman Sachs Global Core Fixed Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W729-AR-0325

Service Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Government Income Fund

GSGOX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$83	0.81%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to commercial mortgage-backed securities (CMBS) and agency debt. CMBS performed well, as lower rates amid the Fed’s cutting cycle helped refinancing. Resiliency within trophy office properties and retail properties also helped the sector. Agency debt performed well, as the sector provided attractive spreads and elevated yields.

  Security selection strategies overall added value, especially the selection of agency mortgage-backed securities. Within the sector, selection of specific Ginnie Mae securities helped most.

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to results. More specifically, our tactical auction month-end strategies helped performance. Our two-year to 10-year steepener trades also proved beneficial.

Top Detractors from Performance:

  Selection within the government/swaps sector detracted from the Fund’s relative results, driven by our specific selection of agency debt securities.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs Government Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,087
$10,538
$10,142
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Government/Mortgage Index
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000	$10,000
3/16	$9,786	$10,167	$10,239	$10,196
3/17	$9,699	$10,077	$10,166	$10,241
3/18	$9,700	$10,078	$10,225	$10,364
3/19	$10,035	$10,426	$10,665	$10,828
3/20	$10,924	$11,350	$11,803	$11,795
3/21	$10,735	$11,154	$11,500	$11,879
3/22	$10,218	$10,616	$11,017	$11,386
3/23	$9,668	$10,045	$10,511	$10,842
3/24	$9,723	$10,102	$10,575	$11,026
3/25	$10,142	$10,538	$11,087	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	4.31%	-1.48%	0.52%
Class A including sales charges	0.40%	-2.23%	0.14%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Government Income Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	52.0%
U.S. Treasury Obligations	31.3%
Agency Debentures	19.5%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Mortgage Obligations	3.1%
Municipal Government Obligation	1.7%
Student Loan	1.3%
Collateralized Loan Obligations	0.8%
Automotive	0.6%

Goldman Sachs Government Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38141W604-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Government Income Fund

GSOCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$159	1.56%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to commercial mortgage-backed securities (CMBS) and agency debt. CMBS performed well, as lower rates amid the Fed’s cutting cycle helped refinancing. Resiliency within trophy office properties and retail properties also helped the sector. Agency debt performed well, as the sector provided attractive spreads and elevated yields.

  Security selection strategies overall added value, especially the selection of agency mortgage-backed securities. Within the sector, selection of specific Ginnie Mae securities helped most.

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to results. More specifically, our tactical auction month-end strategies helped performance. Our two-year to 10-year steepener trades also proved beneficial.

Top Detractors from Performance:

  Selection within the government/swaps sector detracted from the Fund’s relative results, driven by our specific selection of agency debt securities.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs Government Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,087
$9,776
$9,678
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. Government/Mortgage Index
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,990	$10,091	$10,239	$10,196
3/17	$9,827	$9,927	$10,166	$10,241
3/18	$9,755	$9,853	$10,225	$10,364
3/19	$10,017	$10,118	$10,665	$10,828
3/20	$10,830	$10,940	$11,803	$11,795
3/21	$10,556	$10,663	$11,500	$11,879
3/22	$9,974	$10,074	$11,017	$11,386
3/23	$9,366	$9,461	$10,511	$10,842
3/24	$9,348	$9,443	$10,575	$11,026
3/25	$9,678	$9,776	$11,087	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	3.53%	-2.22%	-0.23%
Class C including sales charges	2.51%	-2.22%	-0.23%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Government Income Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	52.0%
U.S. Treasury Obligations	31.3%
Agency Debentures	19.5%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Mortgage Obligations	3.1%
Municipal Government Obligation	1.7%
Student Loan	1.3%
Collateralized Loan Obligations	0.8%
Automotive	0.6%

Goldman Sachs Government Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38142B211-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Government Income Fund

GGTPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	0.49%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to commercial mortgage-backed securities (CMBS) and agency debt. CMBS performed well, as lower rates amid the Fed’s cutting cycle helped refinancing. Resiliency within trophy office properties and retail properties also helped the sector. Agency debt performed well, as the sector provided attractive spreads and elevated yields.

  Security selection strategies overall added value, especially the selection of agency mortgage-backed securities. Within the sector, selection of specific Ginnie Mae securities helped most.

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to results. More specifically, our tactical auction month-end strategies helped performance. Our two-year to 10-year steepener trades also proved beneficial.

Top Detractors from Performance:

  Selection within the government/swaps sector detracted from the Fund’s relative results, driven by our specific selection of agency debt securities.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs Government Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,254
$10,933
$10,768
Class P
Bloomberg U.S. Government/Mortgage Index
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,455	$10,517	$10,538
3/20	$11,420	$11,639	$11,479
3/21	$11,258	$11,340	$11,561
3/22	$10,756	$10,864	$11,081
3/23	$10,208	$10,365	$10,551
3/24	$10,298	$10,428	$10,730
3/25	$10,768	$10,933	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.56%	-1.17%	1.07%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Government Income Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	52.0%
U.S. Treasury Obligations	31.3%
Agency Debentures	19.5%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Mortgage Obligations	3.1%
Municipal Government Obligation	1.7%
Student Loan	1.3%
Collateralized Loan Obligations	0.8%
Automotive	0.6%

Goldman Sachs Government Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38150B723-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Government Income Fund

GSORX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$108	1.06%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to commercial mortgage-backed securities (CMBS) and agency debt. CMBS performed well, as lower rates amid the Fed’s cutting cycle helped refinancing. Resiliency within trophy office properties and retail properties also helped the sector. Agency debt performed well, as the sector provided attractive spreads and elevated yields.

  Security selection strategies overall added value, especially the selection of agency mortgage-backed securities. Within the sector, selection of specific Ginnie Mae securities helped most.

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to results. More specifically, our tactical auction month-end strategies helped performance. Our two-year to 10-year steepener trades also proved beneficial.

Top Detractors from Performance:

  Selection within the government/swaps sector detracted from the Fund’s relative results, driven by our specific selection of agency debt securities.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs Government Income Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,087
$10,273
Class R
Bloomberg U.S. Government/Mortgage Index
Bloomberg U.S. Aggregate Bond Index

	Class R	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,142	$10,239	$10,196
3/17	$10,026	$10,166	$10,241
3/18	$10,008	$10,225	$10,364
3/19	$10,322	$10,665	$10,828
3/20	$11,216	$11,803	$11,795
3/21	$10,987	$11,500	$11,879
3/22	$10,437	$11,017	$11,386
3/23	$9,851	$10,511	$10,842
3/24	$9,881	$10,575	$11,026
3/25	$10,273	$11,087	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	3.97%	-1.74%	0.27%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Government Income Fund

Class R

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	52.0%
U.S. Treasury Obligations	31.3%
Agency Debentures	19.5%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Mortgage Obligations	3.1%
Municipal Government Obligation	1.7%
Student Loan	1.3%
Collateralized Loan Obligations	0.8%
Automotive	0.6%

Goldman Sachs Government Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38145N352-AR-0325

Class R

Annual Shareholder Report

March 31, 2025

Goldman Sachs Government Income Fund

GSOUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.49%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to commercial mortgage-backed securities (CMBS) and agency debt. CMBS performed well, as lower rates amid the Fed’s cutting cycle helped refinancing. Resiliency within trophy office properties and retail properties also helped the sector. Agency debt performed well, as the sector provided attractive spreads and elevated yields.

  Security selection strategies overall added value, especially the selection of agency mortgage-backed securities. Within the sector, selection of specific Ginnie Mae securities helped most.

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to results. More specifically, our tactical auction month-end strategies helped performance. Our two-year to 10-year steepener trades also proved beneficial.

Top Detractors from Performance:

  Selection within the government/swaps sector detracted from the Fund’s relative results, driven by our specific selection of agency debt securities.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs Government Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,681
$11,139
$10,935
Class R6
Bloomberg U.S. Government/Mortgage Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,252	$10,287	$10,299
3/17	$10,190	$10,214	$10,344
3/18	$10,234	$10,273	$10,468
3/19	$10,618	$10,715	$10,937
3/20	$11,606	$11,858	$11,914
3/21	$11,433	$11,553	$11,999
3/22	$10,923	$11,068	$11,501
3/23	$10,367	$10,560	$10,951
3/24	$10,458	$10,625	$11,137
3/25	$10,935	$11,139	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	4.56%	-1.18%	0.93%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.12%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Government Income Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	52.0%
U.S. Treasury Obligations	31.3%
Agency Debentures	19.5%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Mortgage Obligations	3.1%
Municipal Government Obligation	1.7%
Student Loan	1.3%
Collateralized Loan Obligations	0.8%
Automotive	0.6%

Goldman Sachs Government Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38147X572-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Government Income Fund

GSOIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.50%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to commercial mortgage-backed securities (CMBS) and agency debt. CMBS performed well, as lower rates amid the Fed’s cutting cycle helped refinancing. Resiliency within trophy office properties and retail properties also helped the sector. Agency debt performed well, as the sector provided attractive spreads and elevated yields.

  Security selection strategies overall added value, especially the selection of agency mortgage-backed securities. Within the sector, selection of specific Ginnie Mae securities helped most.

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to results. More specifically, our tactical auction month-end strategies helped performance. Our two-year to 10-year steepener trades also proved beneficial.

Top Detractors from Performance:

  Selection within the government/swaps sector detracted from the Fund’s relative results, driven by our specific selection of agency debt securities.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs Government Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,156,390
$1,108,688
$1,087,698
Institutional Shares
Bloomberg U.S. Government/Mortgage Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,020,100	$1,023,900	$1,019,600
3/17	$1,014,387	$1,016,630	$1,024,086
3/18	$1,017,938	$1,022,527	$1,036,375
3/19	$1,056,009	$1,066,495	$1,082,805
3/20	$1,154,112	$1,180,290	$1,179,499
3/21	$1,136,800	$1,149,957	$1,187,874
3/22	$1,085,985	$1,101,659	$1,138,577
3/23	$1,030,600	$1,051,093	$1,084,153
3/24	$1,039,566	$1,057,504	$1,102,584
3/25	$1,087,698	$1,108,688	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	4.63%	-1.18%	0.84%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Government Income Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	52.0%
U.S. Treasury Obligations	31.3%
Agency Debentures	19.5%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Mortgage Obligations	3.1%
Municipal Government Obligation	1.7%
Student Loan	1.3%
Collateralized Loan Obligations	0.8%
Automotive	0.6%

Goldman Sachs Government Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38142V761-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Government Income Fund

GSOTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	0.56%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to commercial mortgage-backed securities (CMBS) and agency debt. CMBS performed well, as lower rates amid the Fed’s cutting cycle helped refinancing. Resiliency within trophy office properties and retail properties also helped the sector. Agency debt performed well, as the sector provided attractive spreads and elevated yields.

  Security selection strategies overall added value, especially the selection of agency mortgage-backed securities. Within the sector, selection of specific Ginnie Mae securities helped most.

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to results. More specifically, our tactical auction month-end strategies helped performance. Our two-year to 10-year steepener trades also proved beneficial.

Top Detractors from Performance:

  Selection within the government/swaps sector detracted from the Fund’s relative results, driven by our specific selection of agency debt securities.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs Government Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,087
$10,811
Investor Shares
Bloomberg U.S. Government/Mortgage Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,192	$10,239	$10,196
3/17	$10,127	$10,166	$10,241
3/18	$10,153	$10,225	$10,364
3/19	$10,531	$10,665	$10,828
3/20	$11,500	$11,803	$11,795
3/21	$11,321	$11,500	$11,879
3/22	$10,810	$11,017	$11,386
3/23	$10,254	$10,511	$10,842
3/24	$10,338	$10,575	$11,026
3/25	$10,811	$11,087	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	4.57%	-1.23%	0.78%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Government Income Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	52.0%
U.S. Treasury Obligations	31.3%
Agency Debentures	19.5%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Mortgage Obligations	3.1%
Municipal Government Obligation	1.7%
Student Loan	1.3%
Collateralized Loan Obligations	0.8%
Automotive	0.6%

Goldman Sachs Government Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38145N345-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Government Income Fund

GSOSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$102	1.00%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to commercial mortgage-backed securities (CMBS) and agency debt. CMBS performed well, as lower rates amid the Fed’s cutting cycle helped refinancing. Resiliency within trophy office properties and retail properties also helped the sector. Agency debt performed well, as the sector provided attractive spreads and elevated yields.

  Security selection strategies overall added value, especially the selection of agency mortgage-backed securities. Within the sector, selection of specific Ginnie Mae securities helped most.

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to results. More specifically, our tactical auction month-end strategies helped performance. Our two-year to 10-year steepener trades also proved beneficial.

Top Detractors from Performance:

  Selection within the government/swaps sector detracted from the Fund’s relative results, driven by our specific selection of agency debt securities.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs Government Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,087
$10,347
Service Shares
Bloomberg U.S. Government/Mortgage Index
Bloomberg U.S. Aggregate Bond Index

	Service Shares	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,151	$10,239	$10,196
3/17	$10,044	$10,166	$10,241
3/18	$10,028	$10,225	$10,364
3/19	$10,359	$10,665	$10,828
3/20	$11,258	$11,803	$11,795
3/21	$11,041	$11,500	$11,879
3/22	$10,487	$11,017	$11,386
3/23	$9,909	$10,511	$10,842
3/24	$9,946	$10,575	$11,026
3/25	$10,347	$11,087	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	4.03%	-1.67%	0.34%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Government Income Fund

Service Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	52.0%
U.S. Treasury Obligations	31.3%
Agency Debentures	19.5%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Mortgage Obligations	3.1%
Municipal Government Obligation	1.7%
Student Loan	1.3%
Collateralized Loan Obligations	0.8%
Automotive	0.6%

Goldman Sachs Government Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38142V753-AR-0325

Service Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Floating Rate Fund

GFRAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$102	1.00%

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Top Contributors to Performance:

  The Fund’s regional positioning added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from an overweight in Europe ex-U.K. credits and an underweight in U.S. credits.

  Within individual issue selection, the Fund was helped by an investment in charter corporate jet and aviation company VistaJet as well as by the avoidance of investments in Naked Juice, a producer of juices and smoothies, and GoTo Technologies USA, a software as a service company.

  Within credit quality positioning, an underweight in CCC-rated issues added to relative performance.

  The Fund’s tactical allocation to high yield corporate bonds and its exposure to restructured equities, neither of which are held by the Index, contributed positively to returns.

Top Detractors from Performance:

  Overall, industry allocations, individual issue selection and credit quality positioning detracted from the Fund’s relative returns.

  Within industry allocations, the Fund was hurt by underweights in non-cable media and in cable and satellite TV. An overweight in autos further dampened relative results.

  In terms of individual issue selection, the Fund was hindered by its overweight positions in Physician Partners, a primary care physician group and managed care company; Ascend Performance Materials, which manufactures chemicals, fibers and plastic products; and Cumulus Media, a broadcasting company.

  Within credit quality positioning, the Fund’s overweight versus the Index in B-rated issues and its underweight in BB-rated issues detracted from relative performance.

  From a regional positioning perspective, an underweight in Canadian credits dampened results.

  The Fund’s cash position, as well as the tactical use of credit default swaps and total returns swaps, limited gains.

Goldman Sachs High Yield Floating Rate Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,255
$14,442
$14,117
$11,564
Class A (including sales charges)
Class A (excluding sales charges)
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,775	$10,000	$10,000	$10,000
3/16	$9,687	$9,910	$9,889	$10,196
3/17	$10,353	$10,591	$10,852	$10,241
3/18	$10,663	$10,909	$11,356	$10,364
3/19	$10,831	$11,080	$11,734	$10,828
3/20	$9,588	$9,809	$10,618	$11,795
3/21	$11,790	$12,061	$12,823	$11,879
3/22	$12,005	$12,282	$13,235	$11,386
3/23	$12,098	$12,376	$13,516	$10,842
3/24	$13,460	$13,770	$15,189	$11,026
3/25	$14,117	$14,442	$16,255	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	4.88%	8.04%	3.74%
Class A including sales charges	2.58%	7.55%	3.50%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Floating Rate Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Goldman Sachs High Yield Floating Rate Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C471-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Floating Rate Fund

GFRCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$179	1.75%

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Top Contributors to Performance:

  The Fund’s regional positioning added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from an overweight in Europe ex-U.K. credits and an underweight in U.S. credits.

  Within individual issue selection, the Fund was helped by an investment in charter corporate jet and aviation company VistaJet as well as by the avoidance of investments in Naked Juice, a producer of juices and smoothies, and GoTo Technologies USA, a software as a service company.

  Within credit quality positioning, an underweight in CCC-rated issues added to relative performance.

  The Fund’s tactical allocation to high yield corporate bonds and its exposure to restructured equities, neither of which are held by the Index, contributed positively to returns.

Top Detractors from Performance:

  Overall, industry allocations, individual issue selection and credit quality positioning detracted from the Fund’s relative returns.

  Within industry allocations, the Fund was hurt by underweights in non-cable media and in cable and satellite TV. An overweight in autos further dampened relative results.

  In terms of individual issue selection, the Fund was hindered by its overweight positions in Physician Partners, a primary care physician group and managed care company; Ascend Performance Materials, which manufactures chemicals, fibers and plastic products; and Cumulus Media, a broadcasting company.

  Within credit quality positioning, the Fund’s overweight versus the Index in B-rated issues and its underweight in BB-rated issues detracted from relative performance.

  From a regional positioning perspective, an underweight in Canadian credits dampened results.

  The Fund’s cash position, as well as the tactical use of credit default swaps and total returns swaps, limited gains.

Goldman Sachs High Yield Floating Rate Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,255
$13,401
$13,267
$11,564
Class C (including sales charges)
Class C (excluding sales charges)
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,738	$9,836	$9,889	$10,196
3/17	$10,329	$10,433	$10,852	$10,241
3/18	$10,559	$10,666	$11,356	$10,364
3/19	$10,645	$10,752	$11,734	$10,828
3/20	$9,353	$9,448	$10,618	$11,795
3/21	$11,428	$11,543	$12,823	$11,879
3/22	$11,538	$11,654	$13,235	$11,386
3/23	$11,540	$11,657	$13,516	$10,842
3/24	$12,745	$12,873	$15,189	$11,026
3/25	$13,267	$13,401	$16,255	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	4.10%	7.24%	2.97%
Class C including sales charges	3.06%	7.24%	2.97%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Floating Rate Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Goldman Sachs High Yield Floating Rate Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C463-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Floating Rate Fund

GGNPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$71	0.69%

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Top Contributors to Performance:

  The Fund’s regional positioning added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from an overweight in Europe ex-U.K. credits and an underweight in U.S. credits.

  Within individual issue selection, the Fund was helped by an investment in charter corporate jet and aviation company VistaJet as well as by the avoidance of investments in Naked Juice, a producer of juices and smoothies, and GoTo Technologies USA, a software as a service company.

  Within credit quality positioning, an underweight in CCC-rated issues added to relative performance.

  The Fund’s tactical allocation to high yield corporate bonds and its exposure to restructured equities, neither of which are held by the Index, contributed positively to returns.

Top Detractors from Performance:

  Overall, industry allocations, individual issue selection and credit quality positioning detracted from the Fund’s relative returns.

  Within industry allocations, the Fund was hurt by underweights in non-cable media and in cable and satellite TV. An overweight in autos further dampened relative results.

  In terms of individual issue selection, the Fund was hindered by its overweight positions in Physician Partners, a primary care physician group and managed care company; Ascend Performance Materials, which manufactures chemicals, fibers and plastic products; and Cumulus Media, a broadcasting company.

  Within credit quality positioning, the Fund’s overweight versus the Index in B-rated issues and its underweight in BB-rated issues detracted from relative performance.

  From a regional positioning perspective, an underweight in Canadian credits dampened results.

  The Fund’s cash position, as well as the tactical use of credit default swaps and total returns swaps, limited gains.

Goldman Sachs High Yield Floating Rate Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$14,252
$13,493
$11,254
Class P
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

	Class P	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,132	$10,288	$10,538
3/20	$9,003	$9,310	$11,479
3/21	$11,118	$11,243	$11,561
3/22	$11,361	$11,604	$11,081
3/23	$11,489	$11,850	$10,551
3/24	$12,825	$13,317	$10,730
3/25	$13,493	$14,252	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.21%	8.42%	4.40%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	5.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Floating Rate Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Goldman Sachs High Yield Floating Rate Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38150B665-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Floating Rate Fund

GFRRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$128	1.25%

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Top Contributors to Performance:

  The Fund’s regional positioning added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from an overweight in Europe ex-U.K. credits and an underweight in U.S. credits.

  Within individual issue selection, the Fund was helped by an investment in charter corporate jet and aviation company VistaJet as well as by the avoidance of investments in Naked Juice, a producer of juices and smoothies, and GoTo Technologies USA, a software as a service company.

  Within credit quality positioning, an underweight in CCC-rated issues added to relative performance.

  The Fund’s tactical allocation to high yield corporate bonds and its exposure to restructured equities, neither of which are held by the Index, contributed positively to returns.

Top Detractors from Performance:

  Overall, industry allocations, individual issue selection and credit quality positioning detracted from the Fund’s relative returns.

  Within industry allocations, the Fund was hurt by underweights in non-cable media and in cable and satellite TV. An overweight in autos further dampened relative results.

  In terms of individual issue selection, the Fund was hindered by its overweight positions in Physician Partners, a primary care physician group and managed care company; Ascend Performance Materials, which manufactures chemicals, fibers and plastic products; and Cumulus Media, a broadcasting company.

  Within credit quality positioning, the Fund’s overweight versus the Index in B-rated issues and its underweight in BB-rated issues detracted from relative performance.

  From a regional positioning perspective, an underweight in Canadian credits dampened results.

  The Fund’s cash position, as well as the tactical use of credit default swaps and total returns swaps, limited gains.

Goldman Sachs High Yield Floating Rate Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,255
$14,096
$11,564
Class R
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

	Class R	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,886	$9,889	$10,196
3/17	$10,539	$10,852	$10,241
3/18	$10,828	$11,356	$10,364
3/19	$10,970	$11,734	$10,828
3/20	$9,690	$10,618	$11,795
3/21	$11,889	$12,823	$11,879
3/22	$12,076	$13,235	$11,386
3/23	$12,139	$13,516	$10,842
3/24	$13,473	$15,189	$11,026
3/25	$14,096	$16,255	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	4.62%	7.78%	3.49%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Floating Rate Fund

Class R

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Goldman Sachs High Yield Floating Rate Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C430-AR-0325

Class R

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Floating Rate Fund

GFRSX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.69%

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Top Contributors to Performance:

  The Fund’s regional positioning added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from an overweight in Europe ex-U.K. credits and an underweight in U.S. credits.

  Within individual issue selection, the Fund was helped by an investment in charter corporate jet and aviation company VistaJet as well as by the avoidance of investments in Naked Juice, a producer of juices and smoothies, and GoTo Technologies USA, a software as a service company.

  Within credit quality positioning, an underweight in CCC-rated issues added to relative performance.

  The Fund’s tactical allocation to high yield corporate bonds and its exposure to restructured equities, neither of which are held by the Index, contributed positively to returns.

Top Detractors from Performance:

  Overall, industry allocations, individual issue selection and credit quality positioning detracted from the Fund’s relative returns.

  Within industry allocations, the Fund was hurt by underweights in non-cable media and in cable and satellite TV. An overweight in autos further dampened relative results.

  In terms of individual issue selection, the Fund was hindered by its overweight positions in Physician Partners, a primary care physician group and managed care company; Ascend Performance Materials, which manufactures chemicals, fibers and plastic products; and Cumulus Media, a broadcasting company.

  Within credit quality positioning, the Fund’s overweight versus the Index in B-rated issues and its underweight in BB-rated issues detracted from relative performance.

  From a regional positioning perspective, an underweight in Canadian credits dampened results.

  The Fund’s cash position, as well as the tactical use of credit default swaps and total returns swaps, limited gains.

Goldman Sachs High Yield Floating Rate Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
11/30/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$14,596
$13,702
$11,045
Class R6
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

	Class R6	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,117	$10,197	$9,899
3/19	$10,301	$10,537	$10,342
3/20	$9,154	$9,535	$11,266
3/21	$11,291	$11,515	$11,346
3/22	$11,537	$11,884	$10,875
3/23	$11,666	$12,136	$10,355
3/24	$13,024	$13,639	$10,531
3/25	$13,702	$14,596	$11,045

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	5.20%	8.40%	4.38%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	5.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Floating Rate Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Goldman Sachs High Yield Floating Rate Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145L166-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Floating Rate Fund

GSFRX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.70%

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Top Contributors to Performance:

  The Fund’s regional positioning added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from an overweight in Europe ex-U.K. credits and an underweight in U.S. credits.

  Within individual issue selection, the Fund was helped by an investment in charter corporate jet and aviation company VistaJet as well as by the avoidance of investments in Naked Juice, a producer of juices and smoothies, and GoTo Technologies USA, a software as a service company.

  Within credit quality positioning, an underweight in CCC-rated issues added to relative performance.

  The Fund’s tactical allocation to high yield corporate bonds and its exposure to restructured equities, neither of which are held by the Index, contributed positively to returns.

Top Detractors from Performance:

  Overall, industry allocations, individual issue selection and credit quality positioning detracted from the Fund’s relative returns.

  Within industry allocations, the Fund was hurt by underweights in non-cable media and in cable and satellite TV. An overweight in autos further dampened relative results.

  In terms of individual issue selection, the Fund was hindered by its overweight positions in Physician Partners, a primary care physician group and managed care company; Ascend Performance Materials, which manufactures chemicals, fibers and plastic products; and Cumulus Media, a broadcasting company.

  Within credit quality positioning, the Fund’s overweight versus the Index in B-rated issues and its underweight in BB-rated issues detracted from relative performance.

  From a regional positioning perspective, an underweight in Canadian credits dampened results.

  The Fund’s cash position, as well as the tactical use of credit default swaps and total returns swaps, limited gains.

Goldman Sachs High Yield Floating Rate Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,625,503
$1,491,131
$1,156,390
$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
Institutional Shares
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$994,400	$988,900	$1,019,600
3/17	$1,065,201	$1,085,219	$1,024,086
3/18	$1,101,951	$1,135,573	$1,036,375
3/19	$1,121,896	$1,173,388	$1,082,805
3/20	$997,814	$1,061,798	$1,179,499
3/21	$1,230,704	$1,282,334	$1,187,874
3/22	$1,256,057	$1,323,497	$1,138,577
3/23	$1,269,873	$1,351,555	$1,084,153
3/24	$1,417,560	$1,518,878	$1,102,584
3/25	$1,491,131	$1,625,503	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	5.19%	8.36%	4.07%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Floating Rate Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Goldman Sachs High Yield Floating Rate Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C455-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Floating Rate Fund

GFRIX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$77	0.75%

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Top Contributors to Performance:

  The Fund’s regional positioning added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from an overweight in Europe ex-U.K. credits and an underweight in U.S. credits.

  Within individual issue selection, the Fund was helped by an investment in charter corporate jet and aviation company VistaJet as well as by the avoidance of investments in Naked Juice, a producer of juices and smoothies, and GoTo Technologies USA, a software as a service company.

  Within credit quality positioning, an underweight in CCC-rated issues added to relative performance.

  The Fund’s tactical allocation to high yield corporate bonds and its exposure to restructured equities, neither of which are held by the Index, contributed positively to returns.

Top Detractors from Performance:

  Overall, industry allocations, individual issue selection and credit quality positioning detracted from the Fund’s relative returns.

  Within industry allocations, the Fund was hurt by underweights in non-cable media and in cable and satellite TV. An overweight in autos further dampened relative results.

  In terms of individual issue selection, the Fund was hindered by its overweight positions in Physician Partners, a primary care physician group and managed care company; Ascend Performance Materials, which manufactures chemicals, fibers and plastic products; and Cumulus Media, a broadcasting company.

  Within credit quality positioning, the Fund’s overweight versus the Index in B-rated issues and its underweight in BB-rated issues detracted from relative performance.

  From a regional positioning perspective, an underweight in Canadian credits dampened results.

  The Fund’s cash position, as well as the tactical use of credit default swaps and total returns swaps, limited gains.

Goldman Sachs High Yield Floating Rate Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,255
$14,829
$11,564
Investor Shares
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,936	$9,889	$10,196
3/17	$10,634	$10,852	$10,241
3/18	$10,991	$11,356	$10,364
3/19	$11,192	$11,734	$10,828
3/20	$9,937	$10,618	$11,795
3/21	$12,258	$12,823	$11,879
3/22	$12,500	$13,235	$11,386
3/23	$12,630	$13,516	$10,842
3/24	$14,103	$15,189	$11,026
3/25	$14,829	$16,255	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	5.15%	8.33%	4.01%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Floating Rate Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Goldman Sachs High Yield Floating Rate Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C448-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Income Fund

GSCHX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$98	0.95%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results were its security selection strategies, especially within the corporate credit sector where our bias towards BBB-rated credits added significant value. BBB-rated bonds outperformed their higher-quality counterparts during the annual period. The Fund’s overweight to and specific selection among investment grade corporate bonds, specifically financials and industrials, also boosted performance.

  Individual issue selection within the securitized sector contributed positively to performance due to the portfolio’s exposure to collateralized loan obligations and non-agency mortgage-backed securities. Selection among agency mortgage-backed securities helped as well.

Top Detractors from Performance:

  The Fund’s cross-sector strategy detracted most from its performance, driven by its overweight to spread, or non-Treasury, sectors that we balanced with an overweight to U.S. Treasuries. During the annual period, U.S. Treasury yields sold off, with two-year U.S. Treasury yields climbing 54 basis points in October 2024 alone due to concerns surrounding tariffs and their potential inflationary impact—as well as the risk of a higher fiscal deficit. This reduced the number of interest rate cuts from the Fed to be priced in by the market. In December 2024, U.S. Treasury yields sold off further, as the Fed’s meeting that month brought with it a cautious narrative and a hawkish revision to its statement of economic projections.

  The Fund’s duration positioning detracted, primarily driven by the Fund’s U.S. Treasury yield curve steepener position. For most of the annual period, the Fund had a shorter duration stance than that of the Bloomberg U.S. Aggregate Bond Index. At the end of the annual period, the Fund had a slightly longer duration stance than that of the Bloomberg U.S. Aggregate Bond Index.

  Individual issue selection within the government/swaps and external emerging markets debt sectors dampened Fund performance.

Goldman Sachs Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,000
$10,000
$9,000
$8,000
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,789
$11,347
$10,075
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
12/3/19	$9,625	$10,000	$10,000
3/20	$8,649	$8,986	$10,276
3/21	$10,374	$10,778	$10,349
3/22	$10,077	$10,470	$9,919
3/23	$9,689	$10,066	$9,445
3/24	$10,689	$11,105	$9,606
3/25	$11,347	$11,789	$10,075

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class A (Commenced December 3, 2019)	6.16%	5.58%	3.14%
Class A including sales charges	2.15%	4.77%	2.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	13.5%
Banks	13.0%
Collateralized Loan Obligations	6.7%
Pipelines	6.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.9%
Oil Field Services	4.2%
Software	3.3%
Sovereign Debt Obligations	3.1%
Other	51.7%

Goldman Sachs Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C754-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Income Fund

GSCJX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.70%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results were its security selection strategies, especially within the corporate credit sector where our bias towards BBB-rated credits added significant value. BBB-rated bonds outperformed their higher-quality counterparts during the annual period. The Fund’s overweight to and specific selection among investment grade corporate bonds, specifically financials and industrials, also boosted performance.

  Individual issue selection within the securitized sector contributed positively to performance due to the portfolio’s exposure to collateralized loan obligations and non-agency mortgage-backed securities. Selection among agency mortgage-backed securities helped as well.

Top Detractors from Performance:

  The Fund’s cross-sector strategy detracted most from its performance, driven by its overweight to spread, or non-Treasury, sectors that we balanced with an overweight to U.S. Treasuries. During the annual period, U.S. Treasury yields sold off, with two-year U.S. Treasury yields climbing 54 basis points in October 2024 alone due to concerns surrounding tariffs and their potential inflationary impact—as well as the risk of a higher fiscal deficit. This reduced the number of interest rate cuts from the Fed to be priced in by the market. In December 2024, U.S. Treasury yields sold off further, as the Fed’s meeting that month brought with it a cautious narrative and a hawkish revision to its statement of economic projections.

  The Fund’s duration positioning detracted, primarily driven by the Fund’s U.S. Treasury yield curve steepener position. For most of the annual period, the Fund had a shorter duration stance than that of the Bloomberg U.S. Aggregate Bond Index. At the end of the annual period, the Fund had a slightly longer duration stance than that of the Bloomberg U.S. Aggregate Bond Index.

  Individual issue selection within the government/swaps and external emerging markets debt sectors dampened Fund performance.

Goldman Sachs Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,000
$10,000
$9,000
$8,000
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,318
$11,205
$10,075
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
12/3/19	$9,900	$10,000	$10,000
3/20	$8,875	$8,965	$10,276
3/21	$10,567	$10,674	$10,349
3/22	$10,188	$10,291	$9,919
3/23	$9,722	$9,820	$9,445
3/24	$10,633	$10,740	$9,606
3/25	$11,205	$11,318	$10,075

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class C (Commenced December 3, 2019)	5.38%	4.77%	2.35%
Class C including sales charges	4.33%	4.77%	2.35%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	13.5%
Banks	13.0%
Collateralized Loan Obligations	6.7%
Pipelines	6.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.9%
Oil Field Services	4.2%
Software	3.3%
Sovereign Debt Obligations	3.1%
Other	51.7%

Goldman Sachs Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C747-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Income Fund

GSCUX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$63	0.61%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results were its security selection strategies, especially within the corporate credit sector where our bias towards BBB-rated credits added significant value. BBB-rated bonds outperformed their higher-quality counterparts during the annual period. The Fund’s overweight to and specific selection among investment grade corporate bonds, specifically financials and industrials, also boosted performance.

  Individual issue selection within the securitized sector contributed positively to performance due to the portfolio’s exposure to collateralized loan obligations and non-agency mortgage-backed securities. Selection among agency mortgage-backed securities helped as well.

Top Detractors from Performance:

  The Fund’s cross-sector strategy detracted most from its performance, driven by its overweight to spread, or non-Treasury, sectors that we balanced with an overweight to U.S. Treasuries. During the annual period, U.S. Treasury yields sold off, with two-year U.S. Treasury yields climbing 54 basis points in October 2024 alone due to concerns surrounding tariffs and their potential inflationary impact—as well as the risk of a higher fiscal deficit. This reduced the number of interest rate cuts from the Fed to be priced in by the market. In December 2024, U.S. Treasury yields sold off further, as the Fed’s meeting that month brought with it a cautious narrative and a hawkish revision to its statement of economic projections.

  The Fund’s duration positioning detracted, primarily driven by the Fund’s U.S. Treasury yield curve steepener position. For most of the annual period, the Fund had a shorter duration stance than that of the Bloomberg U.S. Aggregate Bond Index. At the end of the annual period, the Fund had a slightly longer duration stance than that of the Bloomberg U.S. Aggregate Bond Index.

  Individual issue selection within the government/swaps and external emerging markets debt sectors dampened Fund performance.

Goldman Sachs Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$7,500
$12,007
$10,075
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
Class P
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,997	$10,276
3/21	$10,828	$10,349
3/22	$10,554	$9,919
3/23	$10,182	$9,445
3/24	$11,259	$9,606
3/25	$12,007	$10,075

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced December 3, 2019)	6.65%	5.94%	3.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	13.5%
Banks	13.0%
Collateralized Loan Obligations	6.7%
Pipelines	6.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.9%
Oil Field Services	4.2%
Software	3.3%
Sovereign Debt Obligations	3.1%
Other	51.7%

Goldman Sachs Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C689-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Income Fund

GSCRX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.61%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results were its security selection strategies, especially within the corporate credit sector where our bias towards BBB-rated credits added significant value. BBB-rated bonds outperformed their higher-quality counterparts during the annual period. The Fund’s overweight to and specific selection among investment grade corporate bonds, specifically financials and industrials, also boosted performance.

  Individual issue selection within the securitized sector contributed positively to performance due to the portfolio’s exposure to collateralized loan obligations and non-agency mortgage-backed securities. Selection among agency mortgage-backed securities helped as well.

Top Detractors from Performance:

  The Fund’s cross-sector strategy detracted most from its performance, driven by its overweight to spread, or non-Treasury, sectors that we balanced with an overweight to U.S. Treasuries. During the annual period, U.S. Treasury yields sold off, with two-year U.S. Treasury yields climbing 54 basis points in October 2024 alone due to concerns surrounding tariffs and their potential inflationary impact—as well as the risk of a higher fiscal deficit. This reduced the number of interest rate cuts from the Fed to be priced in by the market. In December 2024, U.S. Treasury yields sold off further, as the Fed’s meeting that month brought with it a cautious narrative and a hawkish revision to its statement of economic projections.

  The Fund’s duration positioning detracted, primarily driven by the Fund’s U.S. Treasury yield curve steepener position. For most of the annual period, the Fund had a shorter duration stance than that of the Bloomberg U.S. Aggregate Bond Index. At the end of the annual period, the Fund had a slightly longer duration stance than that of the Bloomberg U.S. Aggregate Bond Index.

  Individual issue selection within the government/swaps and external emerging markets debt sectors dampened Fund performance.

Goldman Sachs Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$7,500
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,006
$10,075
Class R6
Bloomberg U.S. Aggregate Bond Index

	Class R6	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,997	$10,276
3/21	$10,828	$10,349
3/22	$10,554	$9,919
3/23	$10,182	$9,445
3/24	$11,259	$9,606
3/25	$12,006	$10,075

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced December 3, 2019)	6.64%	5.94%	3.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	13.5%
Banks	13.0%
Collateralized Loan Obligations	6.7%
Pipelines	6.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.9%
Oil Field Services	4.2%
Software	3.3%
Sovereign Debt Obligations	3.1%
Other	51.7%

Goldman Sachs Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C697-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Income Fund

GSNCX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.62%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results were its security selection strategies, especially within the corporate credit sector where our bias towards BBB-rated credits added significant value. BBB-rated bonds outperformed their higher-quality counterparts during the annual period. The Fund’s overweight to and specific selection among investment grade corporate bonds, specifically financials and industrials, also boosted performance.

  Individual issue selection within the securitized sector contributed positively to performance due to the portfolio’s exposure to collateralized loan obligations and non-agency mortgage-backed securities. Selection among agency mortgage-backed securities helped as well.

Top Detractors from Performance:

  The Fund’s cross-sector strategy detracted most from its performance, driven by its overweight to spread, or non-Treasury, sectors that we balanced with an overweight to U.S. Treasuries. During the annual period, U.S. Treasury yields sold off, with two-year U.S. Treasury yields climbing 54 basis points in October 2024 alone due to concerns surrounding tariffs and their potential inflationary impact—as well as the risk of a higher fiscal deficit. This reduced the number of interest rate cuts from the Fed to be priced in by the market. In December 2024, U.S. Treasury yields sold off further, as the Fed’s meeting that month brought with it a cautious narrative and a hawkish revision to its statement of economic projections.

  The Fund’s duration positioning detracted, primarily driven by the Fund’s U.S. Treasury yield curve steepener position. For most of the annual period, the Fund had a shorter duration stance than that of the Bloomberg U.S. Aggregate Bond Index. At the end of the annual period, the Fund had a slightly longer duration stance than that of the Bloomberg U.S. Aggregate Bond Index.

  Individual issue selection within the government/swaps and external emerging markets debt sectors dampened Fund performance.

Goldman Sachs Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,200,000
$1,100,000
$1,000,000
$900,000
$800,000
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,198,824
$1,007,467
Institutional Shares
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
12/3/19	$1,000,000	$1,000,000
3/20	$899,700	$1,027,600
3/21	$1,082,699	$1,034,896
3/22	$1,055,198	$991,948
3/23	$1,017,950	$944,533
3/24	$1,125,445	$960,590
3/25	$1,198,824	$1,007,467

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced December 3, 2019)	6.52%	5.90%	3.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	13.5%
Banks	13.0%
Collateralized Loan Obligations	6.7%
Pipelines	6.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.9%
Oil Field Services	4.2%
Software	3.3%
Sovereign Debt Obligations	3.1%
Other	51.7%

Goldman Sachs Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C739-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Income Fund

GSCMX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$72	0.70%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results were its security selection strategies, especially within the corporate credit sector where our bias towards BBB-rated credits added significant value. BBB-rated bonds outperformed their higher-quality counterparts during the annual period. The Fund’s overweight to and specific selection among investment grade corporate bonds, specifically financials and industrials, also boosted performance.

  Individual issue selection within the securitized sector contributed positively to performance due to the portfolio’s exposure to collateralized loan obligations and non-agency mortgage-backed securities. Selection among agency mortgage-backed securities helped as well.

Top Detractors from Performance:

  The Fund’s cross-sector strategy detracted most from its performance, driven by its overweight to spread, or non-Treasury, sectors that we balanced with an overweight to U.S. Treasuries. During the annual period, U.S. Treasury yields sold off, with two-year U.S. Treasury yields climbing 54 basis points in October 2024 alone due to concerns surrounding tariffs and their potential inflationary impact—as well as the risk of a higher fiscal deficit. This reduced the number of interest rate cuts from the Fed to be priced in by the market. In December 2024, U.S. Treasury yields sold off further, as the Fed’s meeting that month brought with it a cautious narrative and a hawkish revision to its statement of economic projections.

  The Fund’s duration positioning detracted, primarily driven by the Fund’s U.S. Treasury yield curve steepener position. For most of the annual period, the Fund had a shorter duration stance than that of the Bloomberg U.S. Aggregate Bond Index. At the end of the annual period, the Fund had a slightly longer duration stance than that of the Bloomberg U.S. Aggregate Bond Index.

  Individual issue selection within the government/swaps and external emerging markets debt sectors dampened Fund performance.

Goldman Sachs Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,000
$10,000
$9,000
$8,000
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,961
$10,075
Investor Shares
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,994	$10,276
3/21	$10,814	$10,349
3/22	$10,531	$9,919
3/23	$10,151	$9,445
3/24	$11,226	$9,606
3/25	$11,961	$10,075

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced December 3, 2019)	6.55%	5.87%	3.42%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	13.5%
Banks	13.0%
Collateralized Loan Obligations	6.7%
Pipelines	6.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.9%
Oil Field Services	4.2%
Software	3.3%
Sovereign Debt Obligations	3.1%
Other	51.7%

Goldman Sachs Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C721-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Inflation Protected Securities Fund

GSAPX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$69	0.67%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies and our two-year to 10-year steepener trades helped performance. Tactical positioning across the U.S. Treasury inflation protected securities (TIPS) yield curve also proved beneficial.

Top Detractors from Performance:

  The government/swaps strategy detracted significantly from the Fund’s relative results, driven by our specific selection of TIPS and by an overweight to TIPS with maturities of more than seven years. Within our curve positioning, our long U.S. swap spreads positioning within the Fund detracted as well.

Goldman Sachs Inflation Protected Securities Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,818
$12,154
$11,698
$11,564
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000	$10,000
3/16	$9,730	$10,109	$10,151	$10,196
3/17	$9,858	$10,242	$10,301	$10,241
3/18	$9,889	$10,274	$10,396	$10,364
3/19	$10,107	$10,501	$10,677	$10,828
3/20	$10,706	$11,123	$11,408	$11,795
3/21	$11,425	$11,870	$12,268	$11,879
3/22	$11,842	$12,304	$12,795	$11,386
3/23	$11,089	$11,521	$12,019	$10,842
3/24	$11,070	$11,502	$12,073	$11,026
3/25	$11,698	$12,154	$12,818	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	5.67%	1.79%	1.97%
Class A including sales charges	1.66%	1.01%	1.58%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Inflation Protected Securities Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	95.9%
Other	1.5%

Goldman Sachs Inflation Protected Securities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N866-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Inflation Protected Securities Fund

GSCFX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$145	1.42%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies and our two-year to 10-year steepener trades helped performance. Tactical positioning across the U.S. Treasury inflation protected securities (TIPS) yield curve also proved beneficial.

Top Detractors from Performance:

  The government/swaps strategy detracted significantly from the Fund’s relative results, driven by our specific selection of TIPS and by an overweight to TIPS with maturities of more than seven years. Within our curve positioning, our long U.S. swap spreads positioning within the Fund detracted as well.

Goldman Sachs Inflation Protected Securities Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,818
$11,564
$11,284
$11,171
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,939	$10,039	$10,151	$10,196
3/17	$9,997	$10,098	$10,301	$10,241
3/18	$9,955	$10,056	$10,396	$10,364
3/19	$10,093	$10,195	$10,677	$10,828
3/20	$10,611	$10,719	$11,408	$11,795
3/21	$11,249	$11,363	$12,268	$11,879
3/22	$11,576	$11,693	$12,795	$11,386
3/23	$10,752	$10,861	$12,019	$10,842
3/24	$10,660	$10,767	$12,073	$11,026
3/25	$11,171	$11,284	$12,818	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	4.80%	1.03%	1.21%
Class C including sales charges	3.76%	1.03%	1.21%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Inflation Protected Securities Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	95.9%
Other	1.5%

Goldman Sachs Inflation Protected Securities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N858-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Inflation Protected Securities Fund

GGJPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$34	0.33%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies and our two-year to 10-year steepener trades helped performance. Tactical positioning across the U.S. Treasury inflation protected securities (TIPS) yield curve also proved beneficial.

Top Detractors from Performance:

  The government/swaps strategy detracted significantly from the Fund’s relative results, driven by our specific selection of TIPS and by an overweight to TIPS with maturities of more than seven years. Within our curve positioning, our long U.S. swap spreads positioning within the Fund detracted as well.

Goldman Sachs Inflation Protected Securities Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,377
$12,162
$11,254
Class P
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,277	$10,309	$10,538
3/20	$10,935	$11,015	$11,479
3/21	$11,708	$11,846	$11,561
3/22	$12,182	$12,354	$11,081
3/23	$11,438	$11,605	$10,551
3/24	$11,469	$11,657	$10,730
3/25	$12,162	$12,377	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.05%	2.15%	2.86%
Bloomberg U.S. TIPS Index	6.17%	2.36%	3.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Inflation Protected Securities Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	95.9%
Other	1.5%

Goldman Sachs Inflation Protected Securities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38150B624-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Inflation Protected Securities Fund

GSRPX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$95	0.92%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies and our two-year to 10-year steepener trades helped performance. Tactical positioning across the U.S. Treasury inflation protected securities (TIPS) yield curve also proved beneficial.

Top Detractors from Performance:

  The government/swaps strategy detracted significantly from the Fund’s relative results, driven by our specific selection of TIPS and by an overweight to TIPS with maturities of more than seven years. Within our curve positioning, our long U.S. swap spreads positioning within the Fund detracted as well.

Goldman Sachs Inflation Protected Securities Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,818
$11,857
$11,564
Class R
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

	Class R	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,079	$10,151	$10,196
3/17	$10,187	$10,301	$10,241
3/18	$10,196	$10,396	$10,364
3/19	$10,387	$10,677	$10,828
3/20	$10,981	$11,408	$11,795
3/21	$11,687	$12,268	$11,879
3/22	$12,090	$12,795	$11,386
3/23	$11,288	$12,019	$10,842
3/24	$11,242	$12,073	$11,026
3/25	$11,857	$12,818	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	5.47%	1.55%	1.72%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Inflation Protected Securities Fund

Class R

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	95.9%
Other	1.5%

Goldman Sachs Inflation Protected Securities Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38145N261-AR-0325

Class R

Annual Shareholder Report

March 31, 2025

Goldman Sachs Inflation Protected Securities Fund

GSRUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.33%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies and our two-year to 10-year steepener trades helped performance. Tactical positioning across the U.S. Treasury inflation protected securities (TIPS) yield curve also proved beneficial.

Top Detractors from Performance:

  The government/swaps strategy detracted significantly from the Fund’s relative results, driven by our specific selection of TIPS and by an overweight to TIPS with maturities of more than seven years. Within our curve positioning, our long U.S. swap spreads positioning within the Fund detracted as well.

Goldman Sachs Inflation Protected Securities Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,929
$12,701
$11,681
Class R6
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,237	$10,239	$10,299
3/17	$10,403	$10,391	$10,344
3/18	$10,481	$10,486	$10,468
3/19	$10,740	$10,769	$10,937
3/20	$11,417	$11,507	$11,914
3/21	$12,236	$12,375	$11,999
3/22	$12,721	$12,905	$11,501
3/23	$11,955	$12,123	$10,951
3/24	$11,975	$12,178	$11,137
3/25	$12,701	$12,929	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	6.06%	2.15%	2.50%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Inflation Protected Securities Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	95.9%
Other	1.5%

Goldman Sachs Inflation Protected Securities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38147X580-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Inflation Protected Securities Fund

GSIPX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.34%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies and our two-year to 10-year steepener trades helped performance. Tactical positioning across the U.S. Treasury inflation protected securities (TIPS) yield curve also proved beneficial.

Top Detractors from Performance:

  The government/swaps strategy detracted significantly from the Fund’s relative results, driven by our specific selection of TIPS and by an overweight to TIPS with maturities of more than seven years. Within our curve positioning, our long U.S. swap spreads positioning within the Fund detracted as well.

Goldman Sachs Inflation Protected Securities Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,300,000
$1,200,000
$1,100,000
$1,000,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,281,818
$1,257,569
$1,156,390
Institutional Shares
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,014,200	$1,015,100	$1,019,600
3/17	$1,031,441	$1,030,123	$1,024,086
3/18	$1,038,043	$1,039,601	$1,036,375
3/19	$1,064,513	$1,067,670	$1,082,805
3/20	$1,131,471	$1,140,805	$1,179,499
3/21	$1,211,352	$1,226,822	$1,187,874
3/22	$1,260,291	$1,279,453	$1,138,577
3/23	$1,184,043	$1,201,918	$1,084,153
3/24	$1,185,938	$1,207,326	$1,102,584
3/25	$1,257,569	$1,281,818	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	6.04%	2.13%	2.32%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Inflation Protected Securities Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	95.9%
Other	1.5%

Goldman Sachs Inflation Protected Securities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N841-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Inflation Protected Securities Fund

GSTPX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$43	0.42%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s duration and yield curve positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies and our two-year to 10-year steepener trades helped performance. Tactical positioning across the U.S. Treasury inflation protected securities (TIPS) yield curve also proved beneficial.

Top Detractors from Performance:

  The government/swaps strategy detracted significantly from the Fund’s relative results, driven by our specific selection of TIPS and by an overweight to TIPS with maturities of more than seven years. Within our curve positioning, our long U.S. swap spreads positioning within the Fund detracted as well.

Goldman Sachs Inflation Protected Securities Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,818
$12,463
$11,564
Investor Shares
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,129	$10,151	$10,196
3/17	$10,295	$10,301	$10,241
3/18	$10,352	$10,396	$10,364
3/19	$10,608	$10,677	$10,828
3/20	$11,261	$11,408	$11,795
3/21	$12,053	$12,268	$11,879
3/22	$12,523	$12,795	$11,386
3/23	$11,750	$12,019	$10,842
3/24	$11,771	$12,073	$11,026
3/25	$12,463	$12,818	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	5.88%	2.05%	2.22%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Inflation Protected Securities Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	95.9%
Other	1.5%

Goldman Sachs Inflation Protected Securities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38145N253-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Investment Grade Credit Fund

GSGAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.71%

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Top Contributors to Performance:

  The Fund benefited from its selective down-in-quality bias, specifically its overweight versus the Bloomberg U.S. Credit Index (Index) in BBB-rated issues and its underweight in A-rated issues. Lower quality corporate bonds outperformed their higher quality counterparts during the annual period.

  The Fund was helped by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added to relative performance as the credit curve steepened.

  Individual issue selection among the investment grade corporate bonds of banks, diversified manufacturing, energy, technology and cable companies contributed positively to relative returns.

  The Fund’s tactical yield curve positioning, led by its U.S. Treasury yield curve steepeners, added to relative performance, as shorter-term yields fell more than longer-term yields.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

  Overall, the Fund was aided by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade corporate bonds generated positive returns during the annual period.

Top Detractors from Performance:

  The Fund was hurt slightly by an underweight position relative to the Index in the investment grade corporate bonds of utilities.

  Individual issue selection within the government/swaps sector detracted from performance, due primarily to the Fund’s U.S. relative value positions.

  The Fund was hampered by our interest rate pairing, wherein we sought to hedge the Fund’s exposure to credit beta by taking different positions in U.S. interest rates. This detracted from relative returns, especially in October 2024 when yields rose.

Goldman Sachs Investment Grade Credit Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,567
$12,333
$11,871
$11,564
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000	$10,000
3/16	$9,574	$9,947	$10,093	$10,196
3/17	$9,837	$10,221	$10,392	$10,241
3/18	$10,067	$10,460	$10,661	$10,364
3/19	$10,585	$10,997	$11,182	$10,828
3/20	$10,796	$11,216	$11,753	$11,795
3/21	$12,008	$12,476	$12,679	$11,879
3/22	$11,477	$11,924	$12,151	$11,386
3/23	$10,822	$11,243	$11,506	$10,842
3/24	$11,313	$11,754	$11,983	$11,026
3/25	$11,871	$12,333	$12,567	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	4.93%	1.92%	2.12%
Class A including sales charges	1.02%	1.14%	1.73%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Investment Grade Credit Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	21.5%
Real Estate Investment Trust	5.5%
Healthcare Providers & Services	4.8%
Diversified Financial Services	4.7%
Electrical	4.1%
Pipelines	3.8%
Telecommunication Services	3.7%
Software	3.7%
Automotive	3.5%
Other	38.4%

Goldman Sachs Investment Grade Credit Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H852-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Investment Grade Credit Fund

GGBPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$38	0.37%

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Top Contributors to Performance:

  The Fund benefited from its selective down-in-quality bias, specifically its overweight versus the Bloomberg U.S. Credit Index (Index) in BBB-rated issues and its underweight in A-rated issues. Lower quality corporate bonds outperformed their higher quality counterparts during the annual period.

  The Fund was helped by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added to relative performance as the credit curve steepened.

  Individual issue selection among the investment grade corporate bonds of banks, diversified manufacturing, energy, technology and cable companies contributed positively to relative returns.

  The Fund’s tactical yield curve positioning, led by its U.S. Treasury yield curve steepeners, added to relative performance, as shorter-term yields fell more than longer-term yields.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

  Overall, the Fund was aided by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade corporate bonds generated positive returns during the annual period.

Top Detractors from Performance:

  The Fund was hurt slightly by an underweight position relative to the Index in the investment grade corporate bonds of utilities.

  Individual issue selection within the government/swaps sector detracted from performance, due primarily to the Fund’s U.S. relative value positions.

  The Fund was hampered by our interest rate pairing, wherein we sought to hedge the Fund’s exposure to credit beta by taking different positions in U.S. interest rates. This detracted from relative returns, especially in October 2024 when yields rose.

Goldman Sachs Investment Grade Credit Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,160
$11,895
$11,254
Class P
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,612	$10,584	$10,538
3/20	$10,872	$11,124	$11,479
3/21	$12,134	$12,000	$11,561
3/22	$11,637	$11,501	$11,081
3/23	$11,010	$10,890	$10,551
3/24	$11,549	$11,342	$10,730
3/25	$12,160	$11,895	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.29%	2.26%	2.85%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Investment Grade Credit Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	21.5%
Real Estate Investment Trust	5.5%
Healthcare Providers & Services	4.8%
Diversified Financial Services	4.7%
Electrical	4.1%
Pipelines	3.8%
Telecommunication Services	3.7%
Software	3.7%
Automotive	3.5%
Other	38.4%

Goldman Sachs Investment Grade Credit Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38150B558-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Investment Grade Credit Fund

GTIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Top Contributors to Performance:

  The Fund benefited from its selective down-in-quality bias, specifically its overweight versus the Bloomberg U.S. Credit Index (Index) in BBB-rated issues and its underweight in A-rated issues. Lower quality corporate bonds outperformed their higher quality counterparts during the annual period.

  The Fund was helped by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added to relative performance as the credit curve steepened.

  Individual issue selection among the investment grade corporate bonds of banks, diversified manufacturing, energy, technology and cable companies contributed positively to relative returns.

  The Fund’s tactical yield curve positioning, led by its U.S. Treasury yield curve steepeners, added to relative performance, as shorter-term yields fell more than longer-term yields.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

  Overall, the Fund was aided by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade corporate bonds generated positive returns during the annual period.

Top Detractors from Performance:

  The Fund was hurt slightly by an underweight position relative to the Index in the investment grade corporate bonds of utilities.

  Individual issue selection within the government/swaps sector detracted from performance, due primarily to the Fund’s U.S. relative value positions.

  The Fund was hampered by our interest rate pairing, wherein we sought to hedge the Fund’s exposure to credit beta by taking different positions in U.S. interest rates. This detracted from relative returns, especially in October 2024 when yields rose.

Goldman Sachs Investment Grade Credit Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$13,096
$12,860
$11,681
Class R6
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,228	$10,328	$10,299
3/17	$10,558	$10,634	$10,344
3/18	$10,843	$10,909	$10,468
3/19	$11,428	$11,443	$10,937
3/20	$11,708	$12,026	$11,914
3/21	$13,052	$12,974	$11,999
3/22	$12,531	$12,434	$11,501
3/23	$11,857	$11,774	$10,951
3/24	$12,438	$12,262	$11,137
3/25	$13,096	$12,860	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.29%	2.27%	2.83%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.63%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Investment Grade Credit Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	21.5%
Real Estate Investment Trust	5.5%
Healthcare Providers & Services	4.8%
Diversified Financial Services	4.7%
Electrical	4.1%
Pipelines	3.8%
Telecommunication Services	3.7%
Software	3.7%
Automotive	3.5%
Other	38.4%

Goldman Sachs Investment Grade Credit Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38148U866-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Investment Grade Credit Fund

GSGDX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.38%

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Top Contributors to Performance:

  The Fund benefited from its selective down-in-quality bias, specifically its overweight versus the Bloomberg U.S. Credit Index (Index) in BBB-rated issues and its underweight in A-rated issues. Lower quality corporate bonds outperformed their higher quality counterparts during the annual period.

  The Fund was helped by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added to relative performance as the credit curve steepened.

  Individual issue selection among the investment grade corporate bonds of banks, diversified manufacturing, energy, technology and cable companies contributed positively to relative returns.

  The Fund’s tactical yield curve positioning, led by its U.S. Treasury yield curve steepeners, added to relative performance, as shorter-term yields fell more than longer-term yields.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

  Overall, the Fund was aided by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade corporate bonds generated positive returns during the annual period.

Top Detractors from Performance:

  The Fund was hurt slightly by an underweight position relative to the Index in the investment grade corporate bonds of utilities.

  Individual issue selection within the government/swaps sector detracted from performance, due primarily to the Fund’s U.S. relative value positions.

  The Fund was hampered by our interest rate pairing, wherein we sought to hedge the Fund’s exposure to credit beta by taking different positions in U.S. interest rates. This detracted from relative returns, especially in October 2024 when yields rose.

Goldman Sachs Investment Grade Credit Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,275,000
$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,273,935
$1,256,704
$1,156,390
Institutional Shares
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$997,100	$1,009,300	$1,019,600
3/17	$1,028,010	$1,039,175	$1,024,086
3/18	$1,055,664	$1,066,090	$1,036,375
3/19	$1,113,620	$1,118,222	$1,082,805
3/20	$1,140,792	$1,175,251	$1,179,499
3/21	$1,271,641	$1,267,861	$1,187,874
3/22	$1,220,775	$1,215,118	$1,138,577
3/23	$1,153,632	$1,150,595	$1,084,153
3/24	$1,210,045	$1,198,345	$1,102,584
3/25	$1,273,935	$1,256,704	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	5.28%	2.23%	2.45%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Investment Grade Credit Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	21.5%
Real Estate Investment Trust	5.5%
Healthcare Providers & Services	4.8%
Diversified Financial Services	4.7%
Electrical	4.1%
Pipelines	3.8%
Telecommunication Services	3.7%
Software	3.7%
Automotive	3.5%
Other	38.4%

Goldman Sachs Investment Grade Credit Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H845-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Investment Grade Credit Fund

GTIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.46%

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Top Contributors to Performance:

  The Fund benefited from its selective down-in-quality bias, specifically its overweight versus the Bloomberg U.S. Credit Index (Index) in BBB-rated issues and its underweight in A-rated issues. Lower quality corporate bonds outperformed their higher quality counterparts during the annual period.

  The Fund was helped by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added to relative performance as the credit curve steepened.

  Individual issue selection among the investment grade corporate bonds of banks, diversified manufacturing, energy, technology and cable companies contributed positively to relative returns.

  The Fund’s tactical yield curve positioning, led by its U.S. Treasury yield curve steepeners, added to relative performance, as shorter-term yields fell more than longer-term yields.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

  Overall, the Fund was aided by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade corporate bonds generated positive returns during the annual period.

Top Detractors from Performance:

  The Fund was hurt slightly by an underweight position relative to the Index in the investment grade corporate bonds of utilities.

  Individual issue selection within the government/swaps sector detracted from performance, due primarily to the Fund’s U.S. relative value positions.

  The Fund was hampered by our interest rate pairing, wherein we sought to hedge the Fund’s exposure to credit beta by taking different positions in U.S. interest rates. This detracted from relative returns, especially in October 2024 when yields rose.

Goldman Sachs Investment Grade Credit Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,632
$12,567
$11,564
Investor Shares
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,973	$10,093	$10,196
3/17	$10,273	$10,392	$10,241
3/18	$10,540	$10,661	$10,364
3/19	$11,097	$11,182	$10,828
3/20	$11,358	$11,753	$11,795
3/21	$12,650	$12,679	$11,879
3/22	$12,135	$12,151	$11,386
3/23	$11,458	$11,506	$10,842
3/24	$12,008	$11,983	$11,026
3/25	$12,632	$12,567	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	5.20%	2.15%	2.36%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Investment Grade Credit Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	21.5%
Real Estate Investment Trust	5.5%
Healthcare Providers & Services	4.8%
Diversified Financial Services	4.7%
Electrical	4.1%
Pipelines	3.8%
Telecommunication Services	3.7%
Software	3.7%
Automotive	3.5%
Other	38.4%

Goldman Sachs Investment Grade Credit Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38144N189-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Investment Grade Credit Fund

GSCPX: Separate Account Institutional

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$38	0.37%

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Top Contributors to Performance:

  The Fund benefited from its selective down-in-quality bias, specifically its overweight versus the Bloomberg U.S. Credit Index (Index) in BBB-rated issues and its underweight in A-rated issues. Lower quality corporate bonds outperformed their higher quality counterparts during the annual period.

  The Fund was helped by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added to relative performance as the credit curve steepened.

  Individual issue selection among the investment grade corporate bonds of banks, diversified manufacturing, energy, technology and cable companies contributed positively to relative returns.

  The Fund’s tactical yield curve positioning, led by its U.S. Treasury yield curve steepeners, added to relative performance, as shorter-term yields fell more than longer-term yields.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

  Overall, the Fund was aided by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade corporate bonds generated positive returns during the annual period.

Top Detractors from Performance:

  The Fund was hurt slightly by an underweight position relative to the Index in the investment grade corporate bonds of utilities.

  Individual issue selection within the government/swaps sector detracted from performance, due primarily to the Fund’s U.S. relative value positions.

  The Fund was hampered by our interest rate pairing, wherein we sought to hedge the Fund’s exposure to credit beta by taking different positions in U.S. interest rates. This detracted from relative returns, especially in October 2024 when yields rose.

Goldman Sachs Investment Grade Credit Fund

Separate Account Institutional

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,748
$12,567
$11,564
Separate Account Institutional
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

	Separate Account Institutional	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,982	$10,093	$10,196
3/17	$10,291	$10,392	$10,241
3/18	$10,568	$10,661	$10,364
3/19	$11,138	$11,182	$10,828
3/20	$11,411	$11,753	$11,795
3/21	$12,734	$12,679	$11,879
3/22	$12,214	$12,151	$11,386
3/23	$11,557	$11,506	$10,842
3/24	$12,123	$11,983	$11,026
3/25	$12,748	$12,567	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Separate Account Institutional	5.16%	2.24%	2.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Investment Grade Credit Fund

Separate Account Institutional

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	21.5%
Real Estate Investment Trust	5.5%
Healthcare Providers & Services	4.8%
Diversified Financial Services	4.7%
Electrical	4.1%
Pipelines	3.8%
Telecommunication Services	3.7%
Software	3.7%
Automotive	3.5%
Other	38.4%

Goldman Sachs Investment Grade Credit Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H829-AR-0325

Separate Account Institutional

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Credit Fund

GAMDX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$118	1.14%

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Top Contributors to Performance:

  The Fund benefited from strong security selection among emerging markets corporate bonds and quasi-sovereign emerging markets debt.

  Within individual security selection, the Fund was helped most by an overweight versus the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index) in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA). PDVSA bonds traded at a premium, at an average markup of 12 cents in April 2024—up from previous single-digit levels—ahead of their re-addition to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index on April 30th.

  The Fund’s overweights in the bonds of Ukrainian poultry producer MHP and Brazilian mining company Samarco Mineracao also contributed positively to relative returns.

  On a sector/industry level, an overweight in oil and gas added to the Fund’s relative performance.

  Our duration positioning strategy, wherein we managed the Fund with a shorter duration than the Index, bolstered relative results.

Top Detractors from Performance:

  The Fund was hurt by its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially its overweight in BB-rated issuers.

  In terms of individual issue selection, the Fund was hampered by underweight positions in the bonds of Argentina’s state-owned energy company YPF Sociedad Anónima and of GLP Pte, a Singapore-headquartered developer, owner and operator of logistics real estate, data centers and renewable energy.

  The Fund’s exposure to South Africa sovereign debt detracted from relative performance.

  On a sector level, the Fund was hindered by its relative underweight in real estate, especially in China, as that country’s bonds rallied on the back of various government stimulus and supportive policy announcements.

Goldman Sachs Emerging Markets Credit Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$16,000
$14,000
$12,000
$10,000
$8,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$14,862
$12,119
$11,289
$10,781
Class A (including sales charges)
Class A (excluding sales charges)
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class A (including sales charges)	Class A (excluding sales charges)	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,550	$10,000	$10,000	$10,000
3/16	$9,211	$9,645	$10,281	$10,244
3/17	$9,783	$10,244	$11,174	$10,356
3/18	$11,146	$11,671	$11,583	$10,610
3/19	$9,799	$10,261	$12,116	$11,134
3/20	$8,813	$9,228	$11,705	$11,867
3/21	$10,192	$10,672	$13,849	$12,045
3/22	$9,528	$9,977	$12,845	$11,573
3/23	$9,358	$9,799	$12,635	$11,126
3/24	$10,044	$10,517	$13,794	$11,587
3/25	$10,781	$11,289	$14,862	$12,119

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	7.34%	4.11%	1.22%
Class A including sales charges	2.46%	3.18%	0.75%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	4.04%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Credit Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Goldman Sachs Emerging Markets Credit Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N105-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Credit Fund

GCMDX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$195	1.89%

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Top Contributors to Performance:

  The Fund benefited from strong security selection among emerging markets corporate bonds and quasi-sovereign emerging markets debt.

  Within individual security selection, the Fund was helped most by an overweight versus the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index) in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA). PDVSA bonds traded at a premium, at an average markup of 12 cents in April 2024—up from previous single-digit levels—ahead of their re-addition to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index on April 30th.

  The Fund’s overweights in the bonds of Ukrainian poultry producer MHP and Brazilian mining company Samarco Mineracao also contributed positively to relative returns.

  On a sector/industry level, an overweight in oil and gas added to the Fund’s relative performance.

  Our duration positioning strategy, wherein we managed the Fund with a shorter duration than the Index, bolstered relative results.

Top Detractors from Performance:

  The Fund was hurt by its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially its overweight in BB-rated issuers.

  In terms of individual issue selection, the Fund was hampered by underweight positions in the bonds of Argentina’s state-owned energy company YPF Sociedad Anónima and of GLP Pte, a Singapore-headquartered developer, owner and operator of logistics real estate, data centers and renewable energy.

  The Fund’s exposure to South Africa sovereign debt detracted from relative performance.

  On a sector level, the Fund was hindered by its relative underweight in real estate, especially in China, as that country’s bonds rallied on the back of various government stimulus and supportive policy announcements.

Goldman Sachs Emerging Markets Credit Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$16,000
$14,000
$12,000
$10,000
$8,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$14,862
$12,119
$10,421
$10,317
Class C (including sales charges)
Class C (excluding sales charges)
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class C (including sales charges)	Class C (excluding sales charges)	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,464	$9,560	$10,281	$10,244
3/17	$9,945	$10,046	$11,174	$10,356
3/18	$11,248	$11,362	$11,583	$10,610
3/19	$9,813	$9,912	$12,116	$11,134
3/20	$8,756	$8,844	$11,705	$11,867
3/21	$10,071	$10,173	$13,849	$12,045
3/22	$9,327	$9,421	$12,845	$11,573
3/23	$9,090	$9,182	$12,635	$11,126
3/24	$9,683	$9,781	$13,794	$11,587
3/25	$10,317	$10,421	$14,862	$12,119

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	6.54%	3.33%	0.41%
Class C including sales charges	5.48%	3.33%	0.41%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	4.04%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Credit Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Goldman Sachs Emerging Markets Credit Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N204-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Credit Fund

GMWPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$86	0.83%

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Top Contributors to Performance:

  The Fund benefited from strong security selection among emerging markets corporate bonds and quasi-sovereign emerging markets debt.

  Within individual security selection, the Fund was helped most by an overweight versus the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index) in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA). PDVSA bonds traded at a premium, at an average markup of 12 cents in April 2024—up from previous single-digit levels—ahead of their re-addition to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index on April 30th.

  The Fund’s overweights in the bonds of Ukrainian poultry producer MHP and Brazilian mining company Samarco Mineracao also contributed positively to relative returns.

  On a sector/industry level, an overweight in oil and gas added to the Fund’s relative performance.

  Our duration positioning strategy, wherein we managed the Fund with a shorter duration than the Index, bolstered relative results.

Top Detractors from Performance:

  The Fund was hurt by its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially its overweight in BB-rated issuers.

  In terms of individual issue selection, the Fund was hampered by underweight positions in the bonds of Argentina’s state-owned energy company YPF Sociedad Anónima and of GLP Pte, a Singapore-headquartered developer, owner and operator of logistics real estate, data centers and renewable energy.

  The Fund’s exposure to South Africa sovereign debt detracted from relative performance.

  On a sector level, the Fund was hindered by its relative underweight in real estate, especially in China, as that country’s bonds rallied on the back of various government stimulus and supportive policy announcements.

Goldman Sachs Emerging Markets Credit Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$7,500
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,856
$11,483
$10,006
Class P
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class P	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000	$10,000
3/19	$8,934	$10,481	$10,549
3/20	$8,055	$10,126	$11,244
3/21	$9,365	$11,980	$11,413
3/22	$8,764	$11,111	$10,965
3/23	$8,650	$10,930	$10,542
3/24	$9,316	$11,932	$10,979
3/25	$10,006	$12,856	$11,483

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	7.40%	4.43%	0.01%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	3.68%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Credit Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Goldman Sachs Emerging Markets Credit Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38150B517-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Credit Fund

GIMSX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$86	0.83%

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Top Contributors to Performance:

  The Fund benefited from strong security selection among emerging markets corporate bonds and quasi-sovereign emerging markets debt.

  Within individual security selection, the Fund was helped most by an overweight versus the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index) in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA). PDVSA bonds traded at a premium, at an average markup of 12 cents in April 2024—up from previous single-digit levels—ahead of their re-addition to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index on April 30th.

  The Fund’s overweights in the bonds of Ukrainian poultry producer MHP and Brazilian mining company Samarco Mineracao also contributed positively to relative returns.

  On a sector/industry level, an overweight in oil and gas added to the Fund’s relative performance.

  Our duration positioning strategy, wherein we managed the Fund with a shorter duration than the Index, bolstered relative results.

Top Detractors from Performance:

  The Fund was hurt by its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially its overweight in BB-rated issuers.

  In terms of individual issue selection, the Fund was hampered by underweight positions in the bonds of Argentina’s state-owned energy company YPF Sociedad Anónima and of GLP Pte, a Singapore-headquartered developer, owner and operator of logistics real estate, data centers and renewable energy.

  The Fund’s exposure to South Africa sovereign debt detracted from relative performance.

  On a sector level, the Fund was hindered by its relative underweight in real estate, especially in China, as that country’s bonds rallied on the back of various government stimulus and supportive policy announcements.

Goldman Sachs Emerging Markets Credit Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$7,500
11/30/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,726
$11,434
$10,675
Class R6
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class R6	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
11/30/17	$10,000	$10,000	$10,000
3/18	$10,788	$9,919	$10,011
3/19	$9,509	$10,375	$10,505
3/20	$8,573	$10,024	$11,197
3/21	$9,968	$11,859	$11,365
3/22	$9,328	$10,999	$10,919
3/23	$9,186	$10,820	$10,498
3/24	$9,915	$11,812	$10,932
3/25	$10,675	$12,726	$11,434

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	7.66%	4.48%	0.89%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	3.34%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.84%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Credit Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Goldman Sachs Emerging Markets Credit Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145L174-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Credit Fund

GIMDX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.84%

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Top Contributors to Performance:

  The Fund benefited from strong security selection among emerging markets corporate bonds and quasi-sovereign emerging markets debt.

  Within individual security selection, the Fund was helped most by an overweight versus the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index) in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA). PDVSA bonds traded at a premium, at an average markup of 12 cents in April 2024—up from previous single-digit levels—ahead of their re-addition to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index on April 30th.

  The Fund’s overweights in the bonds of Ukrainian poultry producer MHP and Brazilian mining company Samarco Mineracao also contributed positively to relative returns.

  On a sector/industry level, an overweight in oil and gas added to the Fund’s relative performance.

  Our duration positioning strategy, wherein we managed the Fund with a shorter duration than the Index, bolstered relative results.

Top Detractors from Performance:

  The Fund was hurt by its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially its overweight in BB-rated issuers.

  In terms of individual issue selection, the Fund was hampered by underweight positions in the bonds of Argentina’s state-owned energy company YPF Sociedad Anónima and of GLP Pte, a Singapore-headquartered developer, owner and operator of logistics real estate, data centers and renewable energy.

  The Fund’s exposure to South Africa sovereign debt detracted from relative performance.

  On a sector level, the Fund was hindered by its relative underweight in real estate, especially in China, as that country’s bonds rallied on the back of various government stimulus and supportive policy announcements.

Goldman Sachs Emerging Markets Credit Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,486,169
$1,211,879
$1,157,198
$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
Institutional Shares
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Institutional Shares	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$966,400	$1,028,100	$1,024,400
3/17	$1,026,317	$1,117,442	$1,035,566
3/18	$1,172,977	$1,158,340	$1,061,041
3/19	$1,033,862	$1,211,624	$1,113,350
3/20	$932,027	$1,170,550	$1,186,720
3/21	$1,083,574	$1,384,878	$1,204,521
3/22	$1,013,901	$1,284,474	$1,157,304
3/23	$1,000,619	$1,263,537	$1,112,632
3/24	$1,077,566	$1,379,403	$1,158,695
3/25	$1,157,198	$1,486,169	$1,211,879

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	7.39%	4.42%	1.47%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	4.04%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Credit Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Goldman Sachs Emerging Markets Credit Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N303-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Emerging Markets Credit Fund

GLIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$92	0.89%

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Top Contributors to Performance:

  The Fund benefited from strong security selection among emerging markets corporate bonds and quasi-sovereign emerging markets debt.

  Within individual security selection, the Fund was helped most by an overweight versus the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index) in Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA). PDVSA bonds traded at a premium, at an average markup of 12 cents in April 2024—up from previous single-digit levels—ahead of their re-addition to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index on April 30th.

  The Fund’s overweights in the bonds of Ukrainian poultry producer MHP and Brazilian mining company Samarco Mineracao also contributed positively to relative returns.

  On a sector/industry level, an overweight in oil and gas added to the Fund’s relative performance.

  Our duration positioning strategy, wherein we managed the Fund with a shorter duration than the Index, bolstered relative results.

Top Detractors from Performance:

  The Fund was hurt by its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially its overweight in BB-rated issuers.

  In terms of individual issue selection, the Fund was hampered by underweight positions in the bonds of Argentina’s state-owned energy company YPF Sociedad Anónima and of GLP Pte, a Singapore-headquartered developer, owner and operator of logistics real estate, data centers and renewable energy.

  The Fund’s exposure to South Africa sovereign debt detracted from relative performance.

  On a sector level, the Fund was hindered by its relative underweight in real estate, especially in China, as that country’s bonds rallied on the back of various government stimulus and supportive policy announcements.

Goldman Sachs Emerging Markets Credit Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$14,862
$12,119
$11,549
Investor Shares
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Investor Shares	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$10,000	$10,000	$10,000
3/16	$9,654	$10,281	$10,244
3/17	$10,262	$11,174	$10,356
3/18	$11,724	$11,583	$10,610
3/19	$10,327	$12,116	$11,134
3/20	$9,324	$11,705	$11,867
3/21	$10,814	$13,849	$12,045
3/22	$10,133	$12,845	$11,573
3/23	$9,975	$12,635	$11,126
3/24	$10,733	$13,794	$11,587
3/25	$11,549	$14,862	$12,119

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	7.60%	4.37%	1.45%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	4.04%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Goldman Sachs Emerging Markets Credit Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Goldman Sachs Emerging Markets Credit Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2014, J.P. Morgan Chase & Co. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38144N163-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration High Yield Fund

GSAUX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$100	0.97%

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, most notably our ability to actively manage allocation weightings between high yield bonds and leveraged bank loans.

  From a credit quality perspective, our tactical allocation to CCC-rated high yield bonds proved beneficial, as lower-rated credit significantly outperformed higher-rated credit during the annual period, as corporate health was resilient, and spreads moved meaningfully tighter.

  At the sector level, the Fund’s long positioning in commercial services, building & construction and hardware/software contributed most positively to performance.

  The largest individual contributors included long positions in Altice USA, Charter Communications and NFE Financing LLC.

Top Detractors from Performance:

  Individual issue selection among corporate bonds detracted most.

  At the sector level, the biggest detractors from relative performance were the Fund’s short positioning in telecommunications and health care and its long positioning in media cable.

  The largest individual detractors during the annual period included the Fund’s positions in Bausch Health Companies, MajorDrive Holdings IV, LLC and American Securities LLC.

  Duration positioning detracted, albeit modestly, from relative results. The Fund’s duration was broadly in line with the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index during most of the annual period, ending March 2025 with only a slightly shorter duration stance.

Goldman Sachs Short Duration High Yield Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$16,000
$14,000
$12,000
$10,000
$8,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$15,747
$12,600
$12,316
$12,036
$11,564
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,775	$10,000	$10,000	$10,000	$10,000
3/16	$9,794	$10,019	$9,755	$10,012	$10,196
3/17	$10,107	$10,340	$10,846	$10,048	$10,241
3/18	$10,194	$10,429	$11,223	$10,160	$10,364
3/19	$10,256	$10,492	$11,901	$10,375	$10,828
3/20	$9,751	$9,976	$11,140	$10,609	$11,795
3/21	$11,319	$11,579	$13,360	$10,621	$11,879
3/22	$11,216	$11,474	$13,422	$10,628	$11,386
3/23	$10,755	$11,002	$13,415	$10,895	$10,842
3/24	$11,627	$11,894	$14,755	$11,465	$11,026
3/25	$12,316	$12,600	$15,747	$12,036	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	5.93%	4.78%	2.34%
Class A including sales charges	1.93%	3.98%	1.95%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.64%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration High Yield Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Oil Field Services	9.6%
Pipelines	7.4%
Media	6.8%
Retailing	5.9%
Commercial Services	4.9%
Leisure Time	3.2%
Electrical	3.1%
Diversified Financial Services	3.1%
Chemicals	3.1%
Other	52.3%

Goldman Sachs Short Duration High Yield Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L273-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration High Yield Fund

GSAVX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.71%

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, most notably our ability to actively manage allocation weightings between high yield bonds and leveraged bank loans.

  From a credit quality perspective, our tactical allocation to CCC-rated high yield bonds proved beneficial, as lower-rated credit significantly outperformed higher-rated credit during the annual period, as corporate health was resilient, and spreads moved meaningfully tighter.

  At the sector level, the Fund’s long positioning in commercial services, building & construction and hardware/software contributed most positively to performance.

  The largest individual contributors included long positions in Altice USA, Charter Communications and NFE Financing LLC.

Top Detractors from Performance:

  Individual issue selection among corporate bonds detracted most.

  At the sector level, the biggest detractors from relative performance were the Fund’s short positioning in telecommunications and health care and its long positioning in media cable.

  The largest individual detractors during the annual period included the Fund’s positions in Bausch Health Companies, MajorDrive Holdings IV, LLC and American Securities LLC.

  Duration positioning detracted, albeit modestly, from relative results. The Fund’s duration was broadly in line with the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index during most of the annual period, ending March 2025 with only a slightly shorter duration stance.

Goldman Sachs Short Duration High Yield Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$16,000
$14,000
$12,000
$10,000
$8,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$15,747
$12,036
$11,679
$11,564
$11,563
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000	$10,000
3/16	$9,845	$9,944	$9,755	$10,012	$10,196
3/17	$10,084	$10,186	$10,846	$10,048	$10,241
3/18	$10,096	$10,198	$11,223	$10,160	$10,364
3/19	$10,071	$10,172	$11,901	$10,375	$10,828
3/20	$9,515	$9,611	$11,140	$10,609	$11,795
3/21	$10,950	$11,060	$13,360	$10,621	$11,879
3/22	$10,781	$10,890	$13,422	$10,628	$11,386
3/23	$10,247	$10,351	$13,415	$10,895	$10,842
3/24	$10,997	$11,108	$14,755	$11,465	$11,026
3/25	$11,563	$11,679	$15,747	$12,036	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	5.14%	3.97%	1.56%
Class C including sales charges	4.09%	3.97%	1.56%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.64%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration High Yield Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Oil Field Services	9.6%
Pipelines	7.4%
Media	6.8%
Retailing	5.9%
Commercial Services	4.9%
Leisure Time	3.2%
Electrical	3.1%
Diversified Financial Services	3.1%
Chemicals	3.1%
Other	52.3%

Goldman Sachs Short Duration High Yield Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L265-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration High Yield Fund

GMUPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$65	0.63%

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, most notably our ability to actively manage allocation weightings between high yield bonds and leveraged bank loans.

  From a credit quality perspective, our tactical allocation to CCC-rated high yield bonds proved beneficial, as lower-rated credit significantly outperformed higher-rated credit during the annual period, as corporate health was resilient, and spreads moved meaningfully tighter.

  At the sector level, the Fund’s long positioning in commercial services, building & construction and hardware/software contributed most positively to performance.

  The largest individual contributors included long positions in Altice USA, Charter Communications and NFE Financing LLC.

Top Detractors from Performance:

  Individual issue selection among corporate bonds detracted most.

  At the sector level, the biggest detractors from relative performance were the Fund’s short positioning in telecommunications and health care and its long positioning in media cable.

  The largest individual detractors during the annual period included the Fund’s positions in Bausch Health Companies, MajorDrive Holdings IV, LLC and American Securities LLC.

  Duration positioning detracted, albeit modestly, from relative results. The Fund’s duration was broadly in line with the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index during most of the annual period, ending March 2025 with only a slightly shorter duration stance.

Goldman Sachs Short Duration High Yield Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$13,928
$12,249
$11,836
$11,254
Class P
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000
3/19	$9,993	$10,526	$10,203	$10,538
3/20	$9,545	$9,853	$10,433	$11,479
3/21	$11,106	$11,817	$10,445	$11,561
3/22	$11,042	$11,871	$10,451	$11,081
3/23	$10,622	$11,865	$10,713	$10,551
3/24	$11,524	$13,050	$11,275	$10,730
3/25	$12,249	$13,928	$11,836	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.29%	5.11%	2.96%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.88%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	2.45%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration High Yield Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Oil Field Services	9.6%
Pipelines	7.4%
Media	6.8%
Retailing	5.9%
Commercial Services	4.9%
Leisure Time	3.2%
Electrical	3.1%
Diversified Financial Services	3.1%
Chemicals	3.1%
Other	52.3%

Goldman Sachs Short Duration High Yield Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38150B491-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration High Yield Fund

GSSAX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$68	0.66%

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, most notably our ability to actively manage allocation weightings between high yield bonds and leveraged bank loans.

  From a credit quality perspective, our tactical allocation to CCC-rated high yield bonds proved beneficial, as lower-rated credit significantly outperformed higher-rated credit during the annual period, as corporate health was resilient, and spreads moved meaningfully tighter.

  At the sector level, the Fund’s long positioning in commercial services, building & construction and hardware/software contributed most positively to performance.

  The largest individual contributors included long positions in Altice USA, Charter Communications and NFE Financing LLC.

Top Detractors from Performance:

  Individual issue selection among corporate bonds detracted most.

  At the sector level, the biggest detractors from relative performance were the Fund’s short positioning in telecommunications and health care and its long positioning in media cable.

  The largest individual detractors during the annual period included the Fund’s positions in Bausch Health Companies, MajorDrive Holdings IV, LLC and American Securities LLC.

  Duration positioning detracted, albeit modestly, from relative results. The Fund’s duration was broadly in line with the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index during most of the annual period, ending March 2025 with only a slightly shorter duration stance.

Goldman Sachs Short Duration High Yield Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
11/30/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$14,081
$12,269
$11,902
$11,045
Class R6
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000
3/18	$9,938	$10,035	$10,047	$9,899
3/19	$10,022	$10,642	$10,260	$10,342
3/20	$9,574	$9,962	$10,491	$11,266
3/21	$11,138	$11,946	$10,503	$11,346
3/22	$11,087	$12,002	$10,510	$10,875
3/23	$10,653	$11,996	$10,774	$10,355
3/24	$11,557	$13,194	$11,338	$10,531
3/25	$12,269	$14,081	$11,902	$11,045

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	6.16%	5.08%	2.83%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.77%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	2.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration High Yield Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Oil Field Services	9.6%
Pipelines	7.4%
Media	6.8%
Retailing	5.9%
Commercial Services	4.9%
Leisure Time	3.2%
Electrical	3.1%
Diversified Financial Services	3.1%
Chemicals	3.1%
Other	52.3%

Goldman Sachs Short Duration High Yield Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L141-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration High Yield Fund

GSAWX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	0.64%

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, most notably our ability to actively manage allocation weightings between high yield bonds and leveraged bank loans.

  From a credit quality perspective, our tactical allocation to CCC-rated high yield bonds proved beneficial, as lower-rated credit significantly outperformed higher-rated credit during the annual period, as corporate health was resilient, and spreads moved meaningfully tighter.

  At the sector level, the Fund’s long positioning in commercial services, building & construction and hardware/software contributed most positively to performance.

  The largest individual contributors included long positions in Altice USA, Charter Communications and NFE Financing LLC.

Top Detractors from Performance:

  Individual issue selection among corporate bonds detracted most.

  At the sector level, the biggest detractors from relative performance were the Fund’s short positioning in telecommunications and health care and its long positioning in media cable.

  The largest individual detractors during the annual period included the Fund’s positions in Bausch Health Companies, MajorDrive Holdings IV, LLC and American Securities LLC.

  Duration positioning detracted, albeit modestly, from relative results. The Fund’s duration was broadly in line with the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index during most of the annual period, ending March 2025 with only a slightly shorter duration stance.

Goldman Sachs Short Duration High Yield Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,574,713
$1,303,135
$1,203,576
$1,156,390
$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
Institutional Shares
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/16	$1,005,400	$975,503	$1,001,230	$1,019,600
3/17	$1,041,092	$1,084,560	$1,004,804	$1,024,086
3/18	$1,054,834	$1,122,279	$1,015,953	$1,036,375
3/19	$1,063,695	$1,190,110	$1,037,523	$1,082,805
3/20	$1,014,765	$1,114,038	$1,060,902	$1,179,499
3/21	$1,181,897	$1,335,997	$1,062,144	$1,187,874
3/22	$1,175,042	$1,342,198	$1,062,816	$1,138,577
3/23	$1,130,390	$1,341,526	$1,089,467	$1,084,153
3/24	$1,226,134	$1,475,491	$1,146,549	$1,102,584
3/25	$1,303,135	$1,574,713	$1,203,576	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	6.28%	5.12%	2.68%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.64%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration High Yield Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Oil Field Services	9.6%
Pipelines	7.4%
Media	6.8%
Retailing	5.9%
Commercial Services	4.9%
Leisure Time	3.2%
Electrical	3.1%
Diversified Financial Services	3.1%
Chemicals	3.1%
Other	52.3%

Goldman Sachs Short Duration High Yield Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L257-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration High Yield Fund

GSAYX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$74	0.72%

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, most notably our ability to actively manage allocation weightings between high yield bonds and leveraged bank loans.

  From a credit quality perspective, our tactical allocation to CCC-rated high yield bonds proved beneficial, as lower-rated credit significantly outperformed higher-rated credit during the annual period, as corporate health was resilient, and spreads moved meaningfully tighter.

  At the sector level, the Fund’s long positioning in commercial services, building & construction and hardware/software contributed most positively to performance.

  The largest individual contributors included long positions in Altice USA, Charter Communications and NFE Financing LLC.

Top Detractors from Performance:

  Individual issue selection among corporate bonds detracted most.

  At the sector level, the biggest detractors from relative performance were the Fund’s short positioning in telecommunications and health care and its long positioning in media cable.

  The largest individual detractors during the annual period included the Fund’s positions in Bausch Health Companies, MajorDrive Holdings IV, LLC and American Securities LLC.

  Duration positioning detracted, albeit modestly, from relative results. The Fund’s duration was broadly in line with the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index during most of the annual period, ending March 2025 with only a slightly shorter duration stance.

Goldman Sachs Short Duration High Yield Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$16,000
$14,000
$12,000
$10,000
$8,000
$15,747
$12,902
$12,036
$11,564
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
Investor Shares
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000	$10,000
3/16	$10,044	$9,755	$10,012	$10,196
3/17	$10,391	$10,846	$10,048	$10,241
3/18	$10,507	$11,223	$10,160	$10,364
3/19	$10,586	$11,901	$10,375	$10,828
3/20	$10,102	$11,140	$10,609	$11,795
3/21	$11,755	$13,360	$10,621	$11,879
3/22	$11,677	$13,422	$10,628	$11,386
3/23	$11,210	$13,415	$10,895	$10,842
3/24	$12,165	$14,755	$11,465	$11,026
3/25	$12,902	$15,747	$12,036	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	6.06%	5.01%	2.58%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.64%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration High Yield Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Oil Field Services	9.6%
Pipelines	7.4%
Media	6.8%
Retailing	5.9%
Commercial Services	4.9%
Leisure Time	3.2%
Electrical	3.1%
Diversified Financial Services	3.1%
Chemicals	3.1%
Other	52.3%

Goldman Sachs Short Duration High Yield Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L240-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Bond Fund

GDIAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$77	0.75%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds and segments of the securitized sector, specifically collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade financials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection among agency mortgage-backed securities boosted results as well.

  The Fund’s macro relative value country strategy notably boosted relative results due mainly to long Swedish two-year rates vs. short Australian two-year rates and long New Zealand five-year rates vs. short Japanese five-year rates positions held early in the annual period.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

Goldman Sachs Short Duration Bond Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,644
$12,124
$12,113
$11,942
$11,600
$11,564
Class A (including sales charges)
Class A (excluding sales charges)
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,850	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$9,911	$10,062	$10,116	$10,139	$10,093	$10,196
3/17	$10,095	$10,249	$10,224	$10,330	$10,118	$10,241
3/18	$10,076	$10,230	$10,264	$10,409	$10,120	$10,364
3/19	$10,380	$10,538	$10,601	$10,806	$10,397	$10,828
3/20	$10,527	$10,687	$10,982	$11,003	$10,955	$11,795
3/21	$11,226	$11,397	$11,295	$11,596	$10,994	$11,879
3/22	$10,862	$11,028	$10,979	$11,303	$10,661	$11,386
3/23	$10,794	$10,958	$11,012	$11,344	$10,685	$10,842
3/24	$11,286	$11,458	$11,451	$11,912	$11,004	$11,026
3/25	$11,942	$12,124	$12,113	$12,644	$11,600	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	5.81%	2.55%	1.94%
Class A including sales charges	4.18%	2.24%	1.79%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.93%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.37%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Bond Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	19.8%
Commercial Mortgage-Backed Securities	7.5%
Federal Agencies	7.4%
U.S. Treasury Obligations	5.4%
Collateralized Loan Obligations	5.3%
Automotive	4.7%
Diversified Financial Services	4.6%
Student Loan	3.4%
Collateralized Mortgage Obligations	2.7%
Other	39.4%

Goldman Sachs Short Duration Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L646-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Bond Fund

GDICX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$118	1.15%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds and segments of the securitized sector, specifically collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade financials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection among agency mortgage-backed securities boosted results as well.

  The Fund’s macro relative value country strategy notably boosted relative results due mainly to long Swedish two-year rates vs. short Australian two-year rates and long New Zealand five-year rates vs. short Japanese five-year rates positions held early in the annual period.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

Goldman Sachs Short Duration Bond Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,644
$12,113
$11,641
$11,600
$11,565
$11,564
Class C (including sales charges)
Class C (excluding sales charges)
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,935	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$9,957	$10,022	$10,116	$10,139	$10,093	$10,196
3/17	$10,102	$10,168	$10,224	$10,330	$10,118	$10,241
3/18	$10,054	$10,120	$10,264	$10,409	$10,120	$10,364
3/19	$10,316	$10,384	$10,601	$10,806	$10,397	$10,828
3/20	$10,410	$10,478	$10,982	$11,003	$10,955	$11,795
3/21	$11,058	$11,130	$11,295	$11,596	$10,994	$11,879
3/22	$10,656	$10,726	$10,979	$11,303	$10,661	$11,386
3/23	$10,547	$10,616	$11,012	$11,344	$10,685	$10,842
3/24	$10,974	$11,045	$11,451	$11,912	$11,004	$11,026
3/25	$11,565	$11,641	$12,113	$12,644	$11,600	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	5.39%	2.12%	1.53%
Class C including sales charges	4.72%	2.12%	1.53%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.93%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.37%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Bond Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	19.8%
Commercial Mortgage-Backed Securities	7.5%
Federal Agencies	7.4%
U.S. Treasury Obligations	5.4%
Collateralized Loan Obligations	5.3%
Automotive	4.7%
Diversified Financial Services	4.6%
Student Loan	3.4%
Collateralized Mortgage Obligations	2.7%
Other	39.4%

Goldman Sachs Short Duration Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L638-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Bond Fund

GMCPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.43%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds and segments of the securitized sector, specifically collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade financials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection among agency mortgage-backed securities boosted results as well.

  The Fund’s macro relative value country strategy notably boosted relative results due mainly to long Swedish two-year rates vs. short Australian two-year rates and long New Zealand five-year rates vs. short Japanese five-year rates positions held early in the annual period.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

Goldman Sachs Short Duration Bond Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,144
$12,135
$11,812
$11,487
$11,254
Class P
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class P	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000	$10,000
3/19	$10,351	$10,337	$10,379	$10,296	$10,538
3/20	$10,524	$10,709	$10,568	$10,849	$11,479
3/21	$11,261	$11,014	$11,137	$10,887	$11,561
3/22	$10,943	$10,706	$10,856	$10,557	$11,081
3/23	$10,910	$10,738	$10,896	$10,581	$10,551
3/24	$11,432	$11,167	$11,441	$10,896	$10,730
3/25	$12,135	$11,812	$12,144	$11,487	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.15%	2.89%	2.82%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	2.42%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.83%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	2.01%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Bond Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	19.8%
Commercial Mortgage-Backed Securities	7.5%
Federal Agencies	7.4%
U.S. Treasury Obligations	5.4%
Collateralized Loan Obligations	5.3%
Automotive	4.7%
Diversified Financial Services	4.6%
Student Loan	3.4%
Collateralized Mortgage Obligations	2.7%
Other	39.4%

Goldman Sachs Short Duration Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38150B384-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Bond Fund

GIFRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$104	1.01%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds and segments of the securitized sector, specifically collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade financials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection among agency mortgage-backed securities boosted results as well.

  The Fund’s macro relative value country strategy notably boosted relative results due mainly to long Swedish two-year rates vs. short Australian two-year rates and long New Zealand five-year rates vs. short Japanese five-year rates positions held early in the annual period.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

Goldman Sachs Short Duration Bond Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,644
$12,113
$11,841
$11,600
$11,564
Class R
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class R	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$10,047	$10,116	$10,139	$10,093	$10,196
3/17	$10,210	$10,224	$10,330	$10,118	$10,241
3/18	$10,166	$10,264	$10,409	$10,120	$10,364
3/19	$10,446	$10,601	$10,806	$10,397	$10,828
3/20	$10,557	$10,982	$11,003	$10,955	$11,795
3/21	$11,230	$11,295	$11,596	$10,994	$11,879
3/22	$10,850	$10,979	$11,303	$10,661	$11,386
3/23	$10,756	$11,012	$11,344	$10,685	$10,842
3/24	$11,219	$11,451	$11,912	$11,004	$11,026
3/25	$11,841	$12,113	$12,644	$11,600	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	5.54%	2.32%	1.70%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.93%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.37%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Bond Fund

Class R

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	19.8%
Commercial Mortgage-Backed Securities	7.5%
Federal Agencies	7.4%
U.S. Treasury Obligations	5.4%
Collateralized Loan Obligations	5.3%
Automotive	4.7%
Diversified Financial Services	4.6%
Student Loan	3.4%
Collateralized Mortgage Obligations	2.7%
Other	39.4%

Goldman Sachs Short Duration Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L596-AR-0325

Class R

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Bond Fund

GDIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.43%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds and segments of the securitized sector, specifically collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade financials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection among agency mortgage-backed securities boosted results as well.

  The Fund’s macro relative value country strategy notably boosted relative results due mainly to long Swedish two-year rates vs. short Australian two-year rates and long New Zealand five-year rates vs. short Japanese five-year rates positions held early in the annual period.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

Goldman Sachs Short Duration Bond Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,639
$12,492
$12,093
$11,681
$11,577
Class R6
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$10,065	$10,099	$10,135	$10,072	$10,299
3/17	$10,296	$10,207	$10,326	$10,098	$10,344
3/18	$10,310	$10,247	$10,405	$10,100	$10,468
3/19	$10,656	$10,583	$10,802	$10,376	$10,937
3/20	$10,834	$10,964	$10,999	$10,933	$11,914
3/21	$11,593	$11,276	$11,591	$10,972	$11,999
3/22	$11,254	$10,961	$11,299	$10,639	$11,501
3/23	$11,219	$10,994	$11,340	$10,664	$10,951
3/24	$11,768	$11,432	$11,908	$10,981	$11,137
3/25	$12,492	$12,093	$12,639	$11,577	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	6.15%	2.89%	2.33%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.98%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.45%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Bond Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	19.8%
Commercial Mortgage-Backed Securities	7.5%
Federal Agencies	7.4%
U.S. Treasury Obligations	5.4%
Collateralized Loan Obligations	5.3%
Automotive	4.7%
Diversified Financial Services	4.6%
Student Loan	3.4%
Collateralized Mortgage Obligations	2.7%
Other	39.4%

Goldman Sachs Short Duration Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38147X564-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Bond Fund

GDFIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.44%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds and segments of the securitized sector, specifically collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade financials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection among agency mortgage-backed securities boosted results as well.

  The Fund’s macro relative value country strategy notably boosted relative results due mainly to long Swedish two-year rates vs. short Australian two-year rates and long New Zealand five-year rates vs. short Japanese five-year rates positions held early in the annual period.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

Goldman Sachs Short Duration Bond Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,275,000
$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,264,418
$1,253,084
$1,211,335
$1,160,014
$1,156,390
Institutional Shares
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/16	$1,010,700	$1,013,857	$1,009,254	$1,011,600	$1,019,600
3/17	$1,033,036	$1,032,982	$1,011,812	$1,022,424	$1,024,086
3/18	$1,034,689	$1,040,860	$1,012,019	$1,026,412	$1,036,375
3/19	$1,069,455	$1,080,605	$1,039,706	$1,060,078	$1,082,805
3/20	$1,088,277	$1,100,323	$1,095,548	$1,098,241	$1,179,499
3/21	$1,164,348	$1,159,595	$1,099,446	$1,129,541	$1,187,874
3/22	$1,130,349	$1,130,327	$1,066,080	$1,097,913	$1,138,577
3/23	$1,126,845	$1,134,418	$1,068,527	$1,101,207	$1,084,153
3/24	$1,180,595	$1,191,218	$1,100,373	$1,145,145	$1,102,584
3/25	$1,253,084	$1,264,418	$1,160,014	$1,211,335	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	6.14%	2.86%	2.28%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.93%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.37%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Bond Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	19.8%
Commercial Mortgage-Backed Securities	7.5%
Federal Agencies	7.4%
U.S. Treasury Obligations	5.4%
Collateralized Loan Obligations	5.3%
Automotive	4.7%
Diversified Financial Services	4.6%
Student Loan	3.4%
Collateralized Mortgage Obligations	2.7%
Other	39.4%

Goldman Sachs Short Duration Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L620-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Bond Fund

GSSRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$52	0.50%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds and segments of the securitized sector, specifically collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade financials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection among agency mortgage-backed securities boosted results as well.

  The Fund’s macro relative value country strategy notably boosted relative results due mainly to long Swedish two-year rates vs. short Australian two-year rates and long New Zealand five-year rates vs. short Japanese five-year rates positions held early in the annual period.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

Goldman Sachs Short Duration Bond Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,644
$12,431
$12,113
$11,600
$11,564
Investor Shares
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$10,087	$10,116	$10,139	$10,093	$10,196
3/17	$10,311	$10,224	$10,330	$10,118	$10,241
3/18	$10,317	$10,264	$10,409	$10,120	$10,364
3/19	$10,654	$10,601	$10,806	$10,397	$10,828
3/20	$10,822	$10,982	$11,003	$10,955	$11,795
3/21	$11,568	$11,295	$11,596	$10,994	$11,879
3/22	$11,234	$10,979	$11,303	$10,661	$11,386
3/23	$11,193	$11,012	$11,344	$10,685	$10,842
3/24	$11,720	$11,451	$11,912	$11,004	$11,026
3/25	$12,431	$12,113	$12,644	$11,600	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	6.07%	2.81%	2.20%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.93%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.37%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Bond Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	19.8%
Commercial Mortgage-Backed Securities	7.5%
Federal Agencies	7.4%
U.S. Treasury Obligations	5.4%
Collateralized Loan Obligations	5.3%
Automotive	4.7%
Diversified Financial Services	4.6%
Student Loan	3.4%
Collateralized Mortgage Obligations	2.7%
Other	39.4%

Goldman Sachs Short Duration Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L612-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Government Fund

GSSDX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$83	0.81%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to relative value trades within the government/swaps sector. Specific selection among agency mortgage-backed securities boosted results as well.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by exposures to agency securities and mortgage-backed securities, which performed well during the annual period.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the two-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the five-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short Duration Government Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$11,564
$11,335
$10,948
$10,784
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
Class A (including sales charges)
Class A (excluding sales charges)
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,850	$10,000	$10,000	$10,000
3/16	$9,893	$10,044	$10,077	$10,196
3/17	$9,939	$10,090	$10,084	$10,241
3/18	$9,917	$10,068	$10,066	$10,364
3/19	$10,112	$10,266	$10,329	$10,828
3/20	$10,534	$10,694	$10,883	$11,795
3/21	$10,657	$10,820	$10,904	$11,879
3/22	$10,189	$10,345	$10,579	$11,386
3/23	$10,065	$10,218	$10,543	$10,842
3/24	$10,293	$10,449	$10,781	$11,026
3/25	$10,784	$10,948	$11,335	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	4.77%	0.47%	0.91%
Class A including sales charges	3.20%	0.17%	0.76%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Government Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	62.9%
Federal Agencies	32.0%
Agency Debentures	12.5%
Collateralized Mortgage Obligations	0.2%

Goldman Sachs Short Duration Government Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38142B476-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Government Fund

GSDCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$124	1.21%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to relative value trades within the government/swaps sector. Specific selection among agency mortgage-backed securities boosted results as well.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by exposures to agency securities and mortgage-backed securities, which performed well during the annual period.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the two-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the five-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short Duration Government Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,335
$10,512
$10,444
Class C (including sales charges)
Class C (excluding sales charges)
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,935	$10,000	$10,000	$10,000
3/16	$9,933	$9,998	$10,077	$10,196
3/17	$9,939	$10,004	$10,084	$10,241
3/18	$9,886	$9,951	$10,066	$10,364
3/19	$10,031	$10,096	$10,329	$10,828
3/20	$10,409	$10,477	$10,883	$11,795
3/21	$10,489	$10,558	$10,904	$11,879
3/22	$9,989	$10,054	$10,579	$11,386
3/23	$9,825	$9,889	$10,543	$10,842
3/24	$10,007	$10,072	$10,781	$11,026
3/25	$10,444	$10,512	$11,335	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	4.37%	0.07%	0.50%
Class C including sales charges	3.71%	0.07%	0.50%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Government Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	62.9%
Federal Agencies	32.0%
Agency Debentures	12.5%
Collateralized Mortgage Obligations	0.2%

Goldman Sachs Short Duration Government Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38142B237-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Government Fund

GMDPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$48	0.47%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to relative value trades within the government/swaps sector. Specific selection among agency mortgage-backed securities boosted results as well.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by exposures to agency securities and mortgage-backed securities, which performed well during the annual period.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the two-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the five-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short Duration Government Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,284
$11,254
$11,145
Class P
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Class P	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,239	$10,282	$10,538
3/20	$10,704	$10,834	$11,479
3/21	$10,867	$10,855	$11,561
3/22	$10,423	$10,531	$11,081
3/23	$10,330	$10,495	$10,551
3/24	$10,600	$10,733	$10,730
3/25	$11,145	$11,284	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.14%	0.81%	1.57%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.75%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Government Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	62.9%
Federal Agencies	32.0%
Agency Debentures	12.5%
Collateralized Mortgage Obligations	0.2%

Goldman Sachs Short Duration Government Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38150B392-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Government Fund

GSTUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.47%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to relative value trades within the government/swaps sector. Specific selection among agency mortgage-backed securities boosted results as well.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by exposures to agency securities and mortgage-backed securities, which performed well during the annual period.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the two-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the five-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short Duration Government Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,681
$11,322
$11,290
Class R6
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,042	$10,065	$10,299
3/17	$10,124	$10,072	$10,344
3/18	$10,136	$10,054	$10,468
3/19	$10,373	$10,316	$10,937
3/20	$10,832	$10,870	$11,914
3/21	$10,997	$10,891	$11,999
3/22	$10,559	$10,566	$11,501
3/23	$10,465	$10,530	$10,951
3/24	$10,738	$10,768	$11,137
3/25	$11,290	$11,322	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.14%	0.83%	1.26%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Government Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	62.9%
Federal Agencies	32.0%
Agency Debentures	12.5%
Collateralized Mortgage Obligations	0.2%

Goldman Sachs Short Duration Government Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38147X598-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Government Fund

GSTGX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.48%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to relative value trades within the government/swaps sector. Specific selection among agency mortgage-backed securities boosted results as well.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by exposures to agency securities and mortgage-backed securities, which performed well during the annual period.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the two-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the five-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short Duration Government Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,156,390
$1,133,547
$1,130,704
Institutional Shares
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,007,800	$1,007,700	$1,019,600
3/17	$1,015,862	$1,008,405	$1,024,086
3/18	$1,016,980	$1,006,590	$1,036,375
3/19	$1,040,574	$1,032,862	$1,082,805
3/20	$1,086,567	$1,088,327	$1,179,499
3/21	$1,102,974	$1,090,395	$1,187,874
3/22	$1,057,863	$1,057,901	$1,138,577
3/23	$1,049,400	$1,054,304	$1,084,153
3/24	$1,075,530	$1,078,131	$1,102,584
3/25	$1,130,704	$1,133,547	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	5.13%	0.80%	1.23%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Government Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	62.9%
Federal Agencies	32.0%
Agency Debentures	12.5%
Collateralized Mortgage Obligations	0.2%

Goldman Sachs Short Duration Government Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38141W307-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Government Fund

GTDTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	0.56%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to relative value trades within the government/swaps sector. Specific selection among agency mortgage-backed securities boosted results as well.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by exposures to agency securities and mortgage-backed securities, which performed well during the annual period.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the two-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the five-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short Duration Government Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,335
$11,227
Investor Shares
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,059	$10,077	$10,196
3/17	$10,131	$10,084	$10,241
3/18	$10,145	$10,066	$10,364
3/19	$10,371	$10,329	$10,828
3/20	$10,819	$10,883	$11,795
3/21	$10,984	$10,904	$11,879
3/22	$10,529	$10,579	$11,386
3/23	$10,426	$10,543	$10,842
3/24	$10,689	$10,781	$11,026
3/25	$11,227	$11,335	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	5.03%	0.74%	1.16%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Government Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	62.9%
Federal Agencies	32.0%
Agency Debentures	12.5%
Collateralized Mortgage Obligations	0.2%

Goldman Sachs Short Duration Government Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38145N360-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Government Fund

GSDSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$100	0.98%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to relative value trades within the government/swaps sector. Specific selection among agency mortgage-backed securities boosted results as well.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by exposures to agency securities and mortgage-backed securities, which performed well during the annual period.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the two-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, exposure to the five-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short Duration Government Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,335
$10,757
Service Shares
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

	Service Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,018	$10,077	$10,196
3/17	$10,048	$10,084	$10,241
3/18	$10,019	$10,066	$10,364
3/19	$10,189	$10,329	$10,828
3/20	$10,598	$10,883	$11,795
3/21	$10,704	$10,904	$11,879
3/22	$10,216	$10,579	$11,386
3/23	$10,073	$10,543	$10,842
3/24	$10,283	$10,781	$11,026
3/25	$10,757	$11,335	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	4.61%	0.30%	0.73%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Government Fund

Service Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	62.9%
Federal Agencies	32.0%
Agency Debentures	12.5%
Collateralized Mortgage Obligations	0.2%

Goldman Sachs Short Duration Government Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

 Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38141W869-AR-0325

Service Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short-Term Conservative Income Fund

GPAPX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$47	0.46%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to the selection of specific investment grade financials and industrials securities within the corporate bond sector. Securitized credit selection boosted results as well, albeit more modestly.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by an overweight to investment grade corporate bonds. Exposure to asset-backed securities also helped.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, underweight exposure to the two-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short-Term Conservative Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
10/31/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,149
$12,106
$12,057
$11,130
Class A
Bloomberg Short-Term Government/Corporate Index
ICE BofAML 3-6 Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class A	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/31/16	$10,000	$10,000	$10,000	$10,000
3/17	$10,041	$10,026	$10,016	$9,857
3/18	$10,145	$10,137	$10,124	$9,975
3/19	$10,390	$10,383	$10,350	$10,422
3/20	$10,459	$10,667	$10,616	$11,353
3/21	$10,712	$10,730	$10,630	$11,433
3/22	$10,654	$10,706	$10,631	$10,959
3/23	$10,928	$10,936	$10,902	$10,435
3/24	$11,549	$11,503	$11,474	$10,613
3/25	$12,149	$12,106	$12,057	$11,130

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class A (Commenced October 31, 2016)	5.19%	3.04%	2.34%
Bloomberg Short-Term Government/Corporate Index	5.24%	2.56%	2.29%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	5.08%	2.58%	2.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.28%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short-Term Conservative Income Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,029,284,313
# of Portfolio Holdings	253
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid	$3,691,508

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	33.1%
Short-Term Investments	26.8%
Automotive	12.6%
Diversified Financial Services	6.1%
Insurance	5.1%
U.S. Treasury Obligations	4.8%
Healthcare Providers & Services	1.7%
Credit Card	1.3%
Electrical	1.2%
Other	9.3%

Goldman Sachs Short-Term Conservative Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38148U288-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short-Term Conservative Income Fund

GMBPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$23	0.22%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to the selection of specific investment grade financials and industrials securities within the corporate bond sector. Securitized credit selection boosted results as well, albeit more modestly.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by an overweight to investment grade corporate bonds. Exposure to asset-backed securities also helped.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, underweight exposure to the two-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short-Term Conservative Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,156
$11,931
$11,897
$11,254
Class P
Bloomberg Short-Term Government/Corporate Index
ICE BofAML 3-6 Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000
3/19	$10,248	$10,233	$10,212	$10,538
3/20	$10,331	$10,513	$10,475	$11,479
3/21	$10,617	$10,575	$10,489	$11,561
3/22	$10,574	$10,552	$10,491	$11,081
3/23	$10,881	$10,778	$10,757	$10,551
3/24	$11,529	$11,337	$11,322	$10,730
3/25	$12,156	$11,931	$11,897	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.44%	3.31%	2.85%
Bloomberg Short-Term Government/Corporate Index	5.24%	2.56%	2.57%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	5.08%	2.58%	2.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short-Term Conservative Income Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,029,284,313
# of Portfolio Holdings	253
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid	$3,691,508

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	33.1%
Short-Term Investments	26.8%
Automotive	12.6%
Diversified Financial Services	6.1%
Insurance	5.1%
U.S. Treasury Obligations	4.8%
Healthcare Providers & Services	1.7%
Credit Card	1.3%
Electrical	1.2%
Other	9.3%

Goldman Sachs Short-Term Conservative Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38150B376-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short-Term Conservative Income Fund

GPPSX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$23	0.22%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to the selection of specific investment grade financials and industrials securities within the corporate bond sector. Securitized credit selection boosted results as well, albeit more modestly.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by an overweight to investment grade corporate bonds. Exposure to asset-backed securities also helped.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, underweight exposure to the two-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short-Term Conservative Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
11/30/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,236
$11,991
$11,961
$11,045
Class R6
Bloomberg Short-Term Government/Corporate Index
ICE BofAML 3-6 Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000
3/18	$10,043	$10,041	$10,044	$9,899
3/19	$10,326	$10,284	$10,268	$10,342
3/20	$10,420	$10,566	$10,532	$11,266
3/21	$10,697	$10,628	$10,546	$11,346
3/22	$10,653	$10,605	$10,548	$10,875
3/23	$10,953	$10,832	$10,816	$10,355
3/24	$11,616	$11,394	$11,383	$10,531
3/25	$12,236	$11,991	$11,961	$11,045

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	5.34%	3.26%	2.79%
Bloomberg Short-Term Government/Corporate Index	5.24%	2.56%	2.50%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	5.08%	2.58%	2.47%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short-Term Conservative Income Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,029,284,313
# of Portfolio Holdings	253
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid	$3,691,508

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	33.1%
Short-Term Investments	26.8%
Automotive	12.6%
Diversified Financial Services	6.1%
Insurance	5.1%
U.S. Treasury Obligations	4.8%
Healthcare Providers & Services	1.7%
Credit Card	1.3%
Electrical	1.2%
Other	9.3%

Goldman Sachs Short-Term Conservative Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38145L133-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short-Term Conservative Income Fund

GPPIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.23%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to the selection of specific investment grade financials and industrials securities within the corporate bond sector. Securitized credit selection boosted results as well, albeit more modestly.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by an overweight to investment grade corporate bonds. Exposure to asset-backed securities also helped.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, underweight exposure to the two-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short-Term Conservative Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,275,000
$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,258,611
$1,221,612
$1,211,797
$1,156,390
Institutional Shares
Bloomberg Short-Term Government/Corporate Index
ICE BofAML 3-6 Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/16	$1,006,100	$1,004,300	$1,002,383	$1,019,600
3/17	$1,018,374	$1,011,732	$1,006,662	$1,024,086
3/18	$1,032,632	$1,022,962	$1,017,531	$1,036,375
3/19	$1,061,752	$1,047,718	$1,040,226	$1,082,805
3/20	$1,070,246	$1,076,425	$1,066,962	$1,179,499
3/21	$1,098,714	$1,082,776	$1,068,425	$1,187,874
3/22	$1,095,199	$1,080,394	$1,068,564	$1,138,577
3/23	$1,126,959	$1,103,514	$1,095,749	$1,084,153
3/24	$1,193,788	$1,160,787	$1,153,246	$1,102,584
3/25	$1,258,611	$1,221,612	$1,211,797	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	5.43%	3.30%	2.33%
Bloomberg Short-Term Government/Corporate Index	5.24%	2.56%	2.02%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	5.08%	2.58%	1.94%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short-Term Conservative Income Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,029,284,313
# of Portfolio Holdings	253
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid	$3,691,508

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	33.1%
Short-Term Investments	26.8%
Automotive	12.6%
Diversified Financial Services	6.1%
Insurance	5.1%
U.S. Treasury Obligations	4.8%
Healthcare Providers & Services	1.7%
Credit Card	1.3%
Electrical	1.2%
Other	9.3%

Goldman Sachs Short-Term Conservative Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38147X705-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short-Term Conservative Income Fund

GPPOX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.31%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to the selection of specific investment grade financials and industrials securities within the corporate bond sector. Securitized credit selection boosted results as well, albeit more modestly.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by an overweight to investment grade corporate bonds. Exposure to asset-backed securities also helped.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted most from results, largely driven by its underweight to the one-year segment of the U.S. Treasury yield curve from May through September 2024 when that segment rallied significantly in anticipation of the start of the Fed’s easing cycle. To a lesser extent, underweight exposure to the two-year segment of the U.S. Treasury yield curve also hurt.

Goldman Sachs Short-Term Conservative Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
8/14/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,983
$11,850
$11,824
$11,137
Investor Shares
Bloomberg Short-Term Government/Corporate Index
ICE BofAML 3-6 Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/14/18	$10,000	$10,000	$10,000	$10,000
3/19	$10,168	$10,163	$10,150	$10,428
3/20	$10,240	$10,441	$10,410	$11,359
3/21	$10,503	$10,503	$10,425	$11,440
3/22	$10,461	$10,480	$10,426	$10,965
3/23	$10,746	$10,704	$10,691	$10,441
3/24	$11,386	$11,260	$11,252	$10,618
3/25	$11,983	$11,850	$11,824	$11,137

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced August 14, 2018)	5.24%	3.19%	2.76%
Bloomberg Short-Term Government/Corporate Index	5.24%	2.56%	2.59%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	5.08%	2.58%	2.56%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.64%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short-Term Conservative Income Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,029,284,313
# of Portfolio Holdings	253
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid	$3,691,508

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	33.1%
Short-Term Investments	26.8%
Automotive	12.6%
Diversified Financial Services	6.1%
Insurance	5.1%
U.S. Treasury Obligations	4.8%
Healthcare Providers & Services	1.7%
Credit Card	1.3%
Electrical	1.2%
Other	9.3%

Goldman Sachs Short-Term Conservative Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38147X218-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Bond Fund

GSZAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$110	1.06%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in Europe and the U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially exposure to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Individual issue selection among agency mortgage-backed securities also contributed positively. Elsewhere, security selection within the government/swaps and emerging markets debt sectors boosted results.

Top Detractors from Performance:

  The Fund’s currency strategy detracted overall. While the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period contributed positively, this was more than offset by the portfolio’s long exposure to the South Korean won, which hurt relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the corporate credit sector detracted, particularly selection among high yield industrial corporate bonds.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Dynamic Bond Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,877
$12,394
$12,035
$11,564
Class A (including sales charges)
Class A (excluding sales charges)
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000	$10,000
3/16	$9,384	$9,750	$10,012	$10,196
3/17	$9,839	$10,222	$10,048	$10,241
3/18	$9,754	$10,134	$10,160	$10,364
3/19	$9,799	$10,181	$10,375	$10,828
3/20	$9,245	$9,605	$10,608	$11,795
3/21	$10,643	$11,058	$10,621	$11,879
3/22	$10,524	$10,934	$10,627	$11,386
3/23	$10,696	$11,113	$10,894	$10,842
3/24	$11,586	$12,038	$11,465	$11,026
3/25	$12,394	$12,877	$12,035	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	6.97%	6.03%	2.56%
Class A including sales charges	3.01%	5.23%	2.17%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Bond Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	41.8%
U.S. Treasury Obligations	15.0%
Commercial Mortgage-Backed Securities	13.8%
Collateralized Loan Obligations	12.2%
Collateralized Mortgage Obligations	8.6%
Banks	4.3%
Student Loan	3.3%
Diversified Financial Services	2.6%
Pipelines	1.9%
Other	29.5%

Goldman Sachs Dynamic Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C661-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Bond Fund

GSZCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$187	1.81%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in Europe and the U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially exposure to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Individual issue selection among agency mortgage-backed securities also contributed positively. Elsewhere, security selection within the government/swaps and emerging markets debt sectors boosted results.

Top Detractors from Performance:

  The Fund’s currency strategy detracted overall. While the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period contributed positively, this was more than offset by the portfolio’s long exposure to the South Korean won, which hurt relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the corporate credit sector detracted, particularly selection among high yield industrial corporate bonds.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Dynamic Bond Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,035
$11,953
$11,834
$11,564
Class C (including sales charges)
Class C (excluding sales charges)
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,582	$9,679	$10,012	$10,196
3/17	$9,989	$10,090	$10,048	$10,241
3/18	$9,830	$9,929	$10,160	$10,364
3/19	$9,789	$9,888	$10,375	$10,828
3/20	$9,174	$9,266	$10,608	$11,795
3/21	$10,480	$10,586	$10,621	$11,879
3/22	$10,289	$10,393	$10,627	$11,386
3/23	$10,372	$10,477	$10,894	$10,842
3/24	$11,153	$11,265	$11,465	$11,026
3/25	$11,834	$11,953	$12,035	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	6.11%	5.22%	1.80%
Class C including sales charges	5.05%	5.22%	1.80%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Bond Fund

Class C

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	41.8%
U.S. Treasury Obligations	15.0%
Commercial Mortgage-Backed Securities	13.8%
Collateralized Loan Obligations	12.2%
Collateralized Mortgage Obligations	8.6%
Banks	4.3%
Student Loan	3.3%
Diversified Financial Services	2.6%
Pipelines	1.9%
Other	29.5%

Goldman Sachs Dynamic Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C653-AR-0325

Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Bond Fund

GSOPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$75	0.72%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in Europe and the U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially exposure to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Individual issue selection among agency mortgage-backed securities also contributed positively. Elsewhere, security selection within the government/swaps and emerging markets debt sectors boosted results.

Top Detractors from Performance:

  The Fund’s currency strategy detracted overall. While the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period contributed positively, this was more than offset by the portfolio’s long exposure to the South Korean won, which hurt relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the corporate credit sector detracted, particularly selection among high yield industrial corporate bonds.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Dynamic Bond Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,894
$11,835
$11,254
Class P
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class P	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$9,988	$10,203	$10,538
3/20	$9,457	$10,433	$11,479
3/21	$10,925	$10,445	$11,561
3/22	$10,848	$10,451	$11,081
3/23	$11,051	$10,714	$10,551
3/24	$12,012	$11,275	$10,730
3/25	$12,894	$11,835	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	7.34%	6.39%	3.72%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	2.45%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Bond Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	41.8%
U.S. Treasury Obligations	15.0%
Commercial Mortgage-Backed Securities	13.8%
Collateralized Loan Obligations	12.2%
Collateralized Mortgage Obligations	8.6%
Banks	4.3%
Student Loan	3.3%
Diversified Financial Services	2.6%
Pipelines	1.9%
Other	29.5%

Goldman Sachs Dynamic Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38150B277-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Bond Fund

GSZRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$135	1.31%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in Europe and the U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially exposure to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Individual issue selection among agency mortgage-backed securities also contributed positively. Elsewhere, security selection within the government/swaps and emerging markets debt sectors boosted results.

Top Detractors from Performance:

  The Fund’s currency strategy detracted overall. While the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period contributed positively, this was more than offset by the portfolio’s long exposure to the South Korean won, which hurt relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the corporate credit sector detracted, particularly selection among high yield industrial corporate bonds.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Dynamic Bond Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,556
$12,035
$11,564
Class R
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class R	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,726	$10,012	$10,196
3/17	$10,184	$10,048	$10,241
3/18	$10,070	$10,160	$10,364
3/19	$10,080	$10,375	$10,828
3/20	$9,485	$10,608	$11,795
3/21	$10,906	$10,621	$11,879
3/22	$10,759	$10,627	$11,386
3/23	$10,897	$10,894	$10,842
3/24	$11,777	$11,465	$11,026
3/25	$12,556	$12,035	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	6.61%	5.76%	2.30%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Bond Fund

Class R

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	41.8%
U.S. Treasury Obligations	15.0%
Commercial Mortgage-Backed Securities	13.8%
Collateralized Loan Obligations	12.2%
Collateralized Mortgage Obligations	8.6%
Banks	4.3%
Student Loan	3.3%
Diversified Financial Services	2.6%
Pipelines	1.9%
Other	29.5%

Goldman Sachs Dynamic Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C620-AR-0325

Class R

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Bond Fund

GSZUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$75	0.72%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in Europe and the U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially exposure to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Individual issue selection among agency mortgage-backed securities also contributed positively. Elsewhere, security selection within the government/swaps and emerging markets debt sectors boosted results.

Top Detractors from Performance:

  The Fund’s currency strategy detracted overall. While the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period contributed positively, this was more than offset by the portfolio’s long exposure to the South Korean won, which hurt relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the corporate credit sector detracted, particularly selection among high yield industrial corporate bonds.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Dynamic Bond Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$13,191
$12,035
$11,681
Class R6
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$9,695	$10,012	$10,299
3/17	$10,200	$10,048	$10,344
3/18	$10,151	$10,160	$10,468
3/19	$10,222	$10,375	$10,937
3/20	$9,678	$10,608	$11,914
3/21	$11,180	$10,621	$11,999
3/22	$11,100	$10,627	$11,501
3/23	$11,308	$10,894	$10,951
3/24	$12,290	$11,465	$11,137
3/25	$13,191	$12,035	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	7.33%	6.38%	2.90%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Bond Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	41.8%
U.S. Treasury Obligations	15.0%
Commercial Mortgage-Backed Securities	13.8%
Collateralized Loan Obligations	12.2%
Collateralized Mortgage Obligations	8.6%
Banks	4.3%
Student Loan	3.3%
Diversified Financial Services	2.6%
Pipelines	1.9%
Other	29.5%

Goldman Sachs Dynamic Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38147X531-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Bond Fund

GSZIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.73%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in Europe and the U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially exposure to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Individual issue selection among agency mortgage-backed securities also contributed positively. Elsewhere, security selection within the government/swaps and emerging markets debt sectors boosted results.

Top Detractors from Performance:

  The Fund’s currency strategy detracted overall. While the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period contributed positively, this was more than offset by the portfolio’s long exposure to the South Korean won, which hurt relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the corporate credit sector detracted, particularly selection among high yield industrial corporate bonds.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Dynamic Bond Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,331,307
$1,203,492
$1,156,390
$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
Institutional Shares
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$978,400	$1,001,200	$1,019,600
3/17	$1,029,179	$1,004,804	$1,024,086
3/18	$1,024,136	$1,015,958	$1,036,375
3/19	$1,031,407	$1,037,496	$1,082,805
3/20	$976,433	$1,060,840	$1,179,499
3/21	$1,128,952	$1,062,113	$1,187,874
3/22	$1,119,582	$1,062,750	$1,138,577
3/23	$1,141,638	$1,089,425	$1,084,153
3/24	$1,240,618	$1,146,511	$1,102,584
3/25	$1,331,307	$1,203,492	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	7.31%	6.39%	2.90%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Bond Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	41.8%
U.S. Treasury Obligations	15.0%
Commercial Mortgage-Backed Securities	13.8%
Collateralized Loan Obligations	12.2%
Collateralized Mortgage Obligations	8.6%
Banks	4.3%
Student Loan	3.3%
Diversified Financial Services	2.6%
Pipelines	1.9%
Other	29.5%

Goldman Sachs Dynamic Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C646-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Bond Fund

GZIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$84	0.81%

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s macro relative value country strategy due to its long Swedish rates vs. short Australian rates and long New Zealand rates vs. short Japanese rates positions held early in the annual period.

  The Fund’s duration strategy proved effective given our discretionary interest rate trades in Europe and the U.K. as well as our systematic U.S. Treasury auction strategy.

  The micro relative value strategy added value due to the portfolio’s positioning for a steeper yield curve in the U.S. and Europe.

  The Fund’s cross-sector strategy contributed positively overall, especially exposure to the high yield corporate credit, commercial mortgage-backed securities and collateralized loan obligations sectors.

  Security selection strategies overall added value. Within the securitized sector, exposure to non-agency mortgage-backed securities helped most. Individual issue selection among agency mortgage-backed securities also contributed positively. Elsewhere, security selection within the government/swaps and emerging markets debt sectors boosted results.

Top Detractors from Performance:

  The Fund’s currency strategy detracted overall. While the Fund’s short position in the U.S. dollar and long position in the euro toward the end of the annual period contributed positively, this was more than offset by the portfolio’s long exposure to the South Korean won, which hurt relative results.

  Within the Fund’s cross-sector strategy, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted.

  Individual issue selection within the corporate credit sector detracted, particularly selection among high yield industrial corporate bonds.

  Within our macro relative value country strategy, a long Norwegian rates vs. short U.S. rates position dampened relative results.

Goldman Sachs Dynamic Bond Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$13,190
$12,035
$11,564
Investor Shares
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,775	$10,012	$10,196
3/17	$10,274	$10,048	$10,241
3/18	$10,216	$10,160	$10,364
3/19	$10,278	$10,375	$10,828
3/20	$9,721	$10,608	$11,795
3/21	$11,230	$10,621	$11,879
3/22	$11,129	$10,627	$11,386
3/23	$11,327	$10,894	$10,842
3/24	$12,314	$11,465	$11,026
3/25	$13,190	$12,035	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	7.12%	6.29%	2.81%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Bond Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Federal Agencies	41.8%
U.S. Treasury Obligations	15.0%
Commercial Mortgage-Backed Securities	13.8%
Collateralized Loan Obligations	12.2%
Collateralized Mortgage Obligations	8.6%
Banks	4.3%
Student Loan	3.3%
Diversified Financial Services	2.6%
Pipelines	1.9%
Other	29.5%

Goldman Sachs Dynamic Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C638-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs U.S. Mortgages Fund

GSUAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	0.78%

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Top Contributors to Performance:

  The Fund benefited from its cross-sector positioning, highlighted by an overweight versus the Bloomberg U.S. Securitized Bond Index in collateralized loan obligations (CLOs). CLOs performed well amid muted supply and robust demand as well as a healthy fundamental backdrop characterized by low default rates.

  Within individual issue selection, the Fund was helped most by holdings of agency mortgage-backed securities. Positioning in the coupon stack (that is, across securities with different coupons) was also advantageous.

  Individual issue selection of CLOs, asset-backed securities and non-agency residential mortgages contributed positively to relative returns.

  Tactical management of the Fund’s duration and yield curve positioning bolstered relative results. As for duration positioning, the Fund was aided by our participation, on a tactical basis, in month-end bond auctions. In terms of yield curve positioning, the Fund benefited from our decision to establish a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. This added to performance, as two-year U.S. Treasury yields rose on the back of Federal Reserve rate cuts and 10-year U.S. Treasury yields remained relatively unchanged.

Top Detractors from Performance:

  As inflation eased, the Fund was hurt by its tactical breakeven inflation position, which was based on our view that average inflation would be higher in five years.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs U.S. Mortgages Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$9,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,258
$10,804
$10,398
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000	$10,000
3/16	$9,807	$10,189	$10,244	$10,196
3/17	$9,817	$10,199	$10,267	$10,241
3/18	$9,807	$10,189	$10,348	$10,364
3/19	$10,160	$10,556	$10,811	$10,828
3/20	$10,711	$11,128	$11,556	$11,795
3/21	$10,983	$11,411	$11,591	$11,879
3/22	$10,381	$10,785	$11,027	$11,386
3/23	$9,786	$10,167	$10,506	$10,842
3/24	$9,899	$10,284	$10,675	$11,026
3/25	$10,398	$10,804	$11,258	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	5.05%	-0.59%	0.78%
Class A including sales charges	1.16%	-1.35%	0.39%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.19%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs U.S. Mortgages Fund

Class A

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	116.8%
Collateralized Mortgage Obligations	9.2%
Commercial Mortgage-Backed Securities	6.7%
U.S. Treasury Obligations	5.2%
Collateralized Loan Obligations	1.1%
Student Loan	0.3%
Other	0.4%

Goldman Sachs U.S. Mortgages Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H878-AR-0325

Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs U.S. Mortgages Fund

GSBPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.44%

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Top Contributors to Performance:

  The Fund benefited from its cross-sector positioning, highlighted by an overweight versus the Bloomberg U.S. Securitized Bond Index in collateralized loan obligations (CLOs). CLOs performed well amid muted supply and robust demand as well as a healthy fundamental backdrop characterized by low default rates.

  Within individual issue selection, the Fund was helped most by holdings of agency mortgage-backed securities. Positioning in the coupon stack (that is, across securities with different coupons) was also advantageous.

  Individual issue selection of CLOs, asset-backed securities and non-agency residential mortgages contributed positively to relative returns.

  Tactical management of the Fund’s duration and yield curve positioning bolstered relative results. As for duration positioning, the Fund was aided by our participation, on a tactical basis, in month-end bond auctions. In terms of yield curve positioning, the Fund benefited from our decision to establish a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. This added to performance, as two-year U.S. Treasury yields rose on the back of Federal Reserve rate cuts and 10-year U.S. Treasury yields remained relatively unchanged.

Top Detractors from Performance:

  As inflation eased, the Fund was hurt by its tactical breakeven inflation position, which was based on our view that average inflation would be higher in five years.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs U.S. Mortgages Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,254
$10,947
$10,916
Class P
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,457	$10,513	$10,538
3/20	$11,061	$11,237	$11,479
3/21	$11,381	$11,271	$11,561
3/22	$10,786	$10,723	$11,081
3/23	$10,193	$10,216	$10,551
3/24	$10,357	$10,381	$10,730
3/25	$10,916	$10,947	$11,254

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.40%	-0.26%	1.27%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs U.S. Mortgages Fund

Class P

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	116.8%
Collateralized Mortgage Obligations	9.2%
Commercial Mortgage-Backed Securities	6.7%
U.S. Treasury Obligations	5.2%
Collateralized Loan Obligations	1.1%
Student Loan	0.3%
Other	0.4%

Goldman Sachs U.S. Mortgages Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38150B160-AR-0325

Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs U.S. Mortgages Fund

GGIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.44%

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Top Contributors to Performance:

  The Fund benefited from its cross-sector positioning, highlighted by an overweight versus the Bloomberg U.S. Securitized Bond Index in collateralized loan obligations (CLOs). CLOs performed well amid muted supply and robust demand as well as a healthy fundamental backdrop characterized by low default rates.

  Within individual issue selection, the Fund was helped most by holdings of agency mortgage-backed securities. Positioning in the coupon stack (that is, across securities with different coupons) was also advantageous.

  Individual issue selection of CLOs, asset-backed securities and non-agency residential mortgages contributed positively to relative returns.

  Tactical management of the Fund’s duration and yield curve positioning bolstered relative results. As for duration positioning, the Fund was aided by our participation, on a tactical basis, in month-end bond auctions. In terms of yield curve positioning, the Fund benefited from our decision to establish a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. This added to performance, as two-year U.S. Treasury yields rose on the back of Federal Reserve rate cuts and 10-year U.S. Treasury yields remained relatively unchanged.

Top Detractors from Performance:

  As inflation eased, the Fund was hurt by its tactical breakeven inflation position, which was based on our view that average inflation would be higher in five years.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs U.S. Mortgages Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
7/31/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,681
$11,272
$11,176
Class R6
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

	Class R6	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,224	$10,257	$10,299
3/17	$10,271	$10,280	$10,344
3/18	$10,287	$10,361	$10,468
3/19	$10,705	$10,825	$10,937
3/20	$11,324	$11,571	$11,914
3/21	$11,651	$11,605	$11,999
3/22	$11,042	$11,041	$11,501
3/23	$10,447	$10,519	$10,951
3/24	$10,603	$10,689	$11,137
3/25	$11,176	$11,272	$11,681

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.40%	-0.26%	1.16%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.24%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs U.S. Mortgages Fund

Class R6

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	116.8%
Collateralized Mortgage Obligations	9.2%
Commercial Mortgage-Backed Securities	6.7%
U.S. Treasury Obligations	5.2%
Collateralized Loan Obligations	1.1%
Student Loan	0.3%
Other	0.4%

Goldman Sachs U.S. Mortgages Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38148U858-AR-0325

Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs U.S. Mortgages Fund

GSUIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.45%

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Top Contributors to Performance:

  The Fund benefited from its cross-sector positioning, highlighted by an overweight versus the Bloomberg U.S. Securitized Bond Index in collateralized loan obligations (CLOs). CLOs performed well amid muted supply and robust demand as well as a healthy fundamental backdrop characterized by low default rates.

  Within individual issue selection, the Fund was helped most by holdings of agency mortgage-backed securities. Positioning in the coupon stack (that is, across securities with different coupons) was also advantageous.

  Individual issue selection of CLOs, asset-backed securities and non-agency residential mortgages contributed positively to relative returns.

  Tactical management of the Fund’s duration and yield curve positioning bolstered relative results. As for duration positioning, the Fund was aided by our participation, on a tactical basis, in month-end bond auctions. In terms of yield curve positioning, the Fund benefited from our decision to establish a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. This added to performance, as two-year U.S. Treasury yields rose on the back of Federal Reserve rate cuts and 10-year U.S. Treasury yields remained relatively unchanged.

Top Detractors from Performance:

  As inflation eased, the Fund was hurt by its tactical breakeven inflation position, which was based on our view that average inflation would be higher in five years.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs U.S. Mortgages Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$1,156,390
$1,125,787
$1,117,758
Institutional Shares
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,022,400	$1,024,400	$1,019,600
3/17	$1,025,978	$1,026,654	$1,024,086
3/18	$1,028,441	$1,034,764	$1,036,375
3/19	$1,070,093	$1,081,122	$1,082,805
3/20	$1,131,837	$1,155,611	$1,179,499
3/21	$1,164,434	$1,159,078	$1,187,874
3/22	$1,103,418	$1,102,747	$1,138,577
3/23	$1,043,833	$1,050,587	$1,084,153
3/24	$1,059,386	$1,067,501	$1,102,584
3/25	$1,117,758	$1,125,787	$1,156,390

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	5.51%	-0.25%	1.12%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.19%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs U.S. Mortgages Fund

Institutional Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	116.8%
Collateralized Mortgage Obligations	9.2%
Commercial Mortgage-Backed Securities	6.7%
U.S. Treasury Obligations	5.2%
Collateralized Loan Obligations	1.1%
Student Loan	0.3%
Other	0.4%

Goldman Sachs U.S. Mortgages Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H860-AR-0325

Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs U.S. Mortgages Fund

GGIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$54	0.53%

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Top Contributors to Performance:

  The Fund benefited from its cross-sector positioning, highlighted by an overweight versus the Bloomberg U.S. Securitized Bond Index in collateralized loan obligations (CLOs). CLOs performed well amid muted supply and robust demand as well as a healthy fundamental backdrop characterized by low default rates.

  Within individual issue selection, the Fund was helped most by holdings of agency mortgage-backed securities. Positioning in the coupon stack (that is, across securities with different coupons) was also advantageous.

  Individual issue selection of CLOs, asset-backed securities and non-agency residential mortgages contributed positively to relative returns.

  Tactical management of the Fund’s duration and yield curve positioning bolstered relative results. As for duration positioning, the Fund was aided by our participation, on a tactical basis, in month-end bond auctions. In terms of yield curve positioning, the Fund benefited from our decision to establish a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. This added to performance, as two-year U.S. Treasury yields rose on the back of Federal Reserve rate cuts and 10-year U.S. Treasury yields remained relatively unchanged.

Top Detractors from Performance:

  As inflation eased, the Fund was hurt by its tactical breakeven inflation position, which was based on our view that average inflation would be higher in five years.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs U.S. Mortgages Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,258
$11,069
Investor Shares
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

	Investor Shares	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,215	$10,244	$10,196
3/17	$10,241	$10,267	$10,241
3/18	$10,256	$10,348	$10,364
3/19	$10,662	$10,811	$10,828
3/20	$11,268	$11,556	$11,795
3/21	$11,582	$11,591	$11,879
3/22	$10,966	$11,027	$11,386
3/23	$10,354	$10,506	$10,842
3/24	$10,511	$10,675	$11,026
3/25	$11,069	$11,258	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	5.31%	-0.35%	1.02%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.19%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs U.S. Mortgages Fund

Investor Class

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	116.8%
Collateralized Mortgage Obligations	9.2%
Commercial Mortgage-Backed Securities	6.7%
U.S. Treasury Obligations	5.2%
Collateralized Loan Obligations	1.1%
Student Loan	0.3%
Other	0.4%

Goldman Sachs U.S. Mortgages Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38144N197-AR-0325

Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs U.S. Mortgages Fund

GSUPX: Separate Account Institutional

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$45	0.44%

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Top Contributors to Performance:

  The Fund benefited from its cross-sector positioning, highlighted by an overweight versus the Bloomberg U.S. Securitized Bond Index in collateralized loan obligations (CLOs). CLOs performed well amid muted supply and robust demand as well as a healthy fundamental backdrop characterized by low default rates.

  Within individual issue selection, the Fund was helped most by holdings of agency mortgage-backed securities. Positioning in the coupon stack (that is, across securities with different coupons) was also advantageous.

  Individual issue selection of CLOs, asset-backed securities and non-agency residential mortgages contributed positively to relative returns.

  Tactical management of the Fund’s duration and yield curve positioning bolstered relative results. As for duration positioning, the Fund was aided by our participation, on a tactical basis, in month-end bond auctions. In terms of yield curve positioning, the Fund benefited from our decision to establish a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. This added to performance, as two-year U.S. Treasury yields rose on the back of Federal Reserve rate cuts and 10-year U.S. Treasury yields remained relatively unchanged.

Top Detractors from Performance:

  As inflation eased, the Fund was hurt by its tactical breakeven inflation position, which was based on our view that average inflation would be higher in five years.

  Our preference for Ginnie Mae mortgage-backed securities over Fannie Mae and Freddie Mac mortgage-backed securities detracted modestly from the Fund’s relative performance. Fannie Mae and Freddie Mac mortgage-backed securities outpaced Ginnie Mae mortgage-backed securities during the annual period.

Goldman Sachs U.S. Mortgages Fund

Separate Account Institutional

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$11,564
$11,258
$11,171
Separate Account Institutional
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

	Separate Account Institutional	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,224	$10,244	$10,196
3/17	$10,260	$10,267	$10,241
3/18	$10,284	$10,348	$10,364
3/19	$10,703	$10,811	$10,828
3/20	$11,312	$11,556	$11,795
3/21	$11,650	$11,591	$11,879
3/22	$11,039	$11,027	$11,386
3/23	$10,441	$10,506	$10,842
3/24	$10,598	$10,675	$11,026
3/25	$11,171	$11,258	$11,564

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Separate Account Institutional	5.41%	-0.25%	1.11%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.19%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs U.S. Mortgages Fund

Separate Account Institutional

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Federal Agencies	116.8%
Collateralized Mortgage Obligations	9.2%
Commercial Mortgage-Backed Securities	6.7%
U.S. Treasury Obligations	5.2%
Collateralized Loan Obligations	1.1%
Student Loan	0.3%
Other	0.4%

Goldman Sachs U.S. Mortgages Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H837-AR-0325

Separate Account Institutional

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,871,978	$3,834,921	Financial Statement audits.

Audit-Related Fees:

• PwC	$460,728	$233,100	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended March 31, 2025 and March 31, 2024 were approximately $460,728 and $233,100, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements March 31, 2025 Multi Sector Fixed Income Funds Goldman Sachs Bond Fund Goldman Sachs Core Fixed Income Fund Goldman Sachs Dynamic Bond Fund* (formerly, Strategic Income Fund) Goldman Sachs Global Core Fixed Income Fund Goldman Sachs Income Fund *Effective after the close of business on June 17, 2024, the Goldman Sachs Strategic Income Fund was renamed the Goldman Sachs Dynamic Bond Fund.

Multi Sector Fixed Income Funds

GOLDMAN SACHS BOND FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 60.9%

Collateralized Mortgage Obligations – 6.3%
Interest Only(a) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
$220,247	1.587	%(b)	03/15/44	$21,140
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
1,064,093	4.000		08/25/50	215,797
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
344,836	1.646	(b)	05/25/47	40,920
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
134,823	1.496	(b)	02/25/42	13,128
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
104,208	1.666	(b)(c)	10/20/43	5,321
Government National Mortgage Association REMICS Series 2014-133, Class BS (-1X 1 mo. USD Term SOFR + 5.486%)
92,634	1.166	(b)(c)	09/20/44	7,213
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
299,016	1.766	(b)(c)	09/20/48	35,741
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
70,701	1.616	(b)(c)	01/20/49	7,968
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
63,793	1.616	(b)(c)	01/20/49	7,174
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
78,835	1.166	(b)(c)	11/20/44	7,061
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
127,182	1.816	(b)(c)	09/20/45	15,382
Government National Mortgage Association REMICS Series 2016-27, Class IA
103,121	4.000	(c)	06/20/45	14,693
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
207,933	1.766	(b)(c)	09/20/48	25,103
Government National Mortgage Association REMICS Series 2019-153, Class EI
946,669	4.000	(c)	12/20/49	202,586
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
329,817	1.816	(b)(c)	02/20/40	36,352

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
$101,827	1.816	%(b)(c)	08/20/45	$12,143
Government National Mortgage Association REMICS Series 2013-181, Class SA (-1X 1 mo. USD Term SOFR + 5.986%)
162,683	1.666	(b)(c)	11/20/43	16,536
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
76,144	1.816	(b)(c)	11/20/45	8,916

				693,174

Regular Floater(b) – 0.5%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
650,625	5.340		02/25/55	646,743
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
872,251	5.340		03/25/55	870,604

				1,517,347

Sequential Fixed Rate – 1.3%
Federal National Mortgage Association REMICS Series 2012-111, Class B
12,221	7.000		10/25/42	13,113
Federal National Mortgage Association REMICS Series 2012- 153, Class B
32,471	7.000		07/25/42	35,115
Federal National Mortgage Association REMICS Series 2011-52, Class GB
130,712	5.000		06/25/41	131,516
Federal National Mortgage Association REMICS Series 2005-70, Class PA
16,232	5.500		08/25/35	16,657
Government National Mortgage Association REMICS Series 2021-135, Class A
2,356,017	2.000	(c)	08/20/51	1,928,806
JP Morgan Mortgage Trust Series 2024-VIS2, Class A2
1,383,333	6.106	(c)(d)(e)	11/25/64	1,392,700
JP Morgan Mortgage Trust Series 2025-VIS1, Class A2
1,116,805	5.695	(c)(d)(e)	08/25/55	1,117,459

				4,635,366

Sequential Floating Rate(b)(c) – 4.3%
Angel Oak Mortgage Trust Series 2019-6, Class B1
500,000	3.941	(d)	11/25/59	460,579
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
100,000	6.000	(d)	02/25/55	101,291
CIM Trust Series 2019-INV3, Class A15
48,729	3.500	(d)	08/25/49	42,967
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1 mo. USD Term SOFR + 0.614%)
1,005,281	4.935		11/25/36	851,670

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
$300,000	6.340	%(d)	03/25/44	$301,024
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
847,500	5.590	(d)	08/25/44	849,538
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2 (1 mo. USD Term SOFR + 1.800%)
1,000,000	6.140	(d)	08/25/44	1,001,990
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
142,434	8.240	(d)	04/25/43	151,065
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
130,000	7.436	(d)	06/25/43	134,870
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
330,000	7.890	(d)	10/25/43	345,197
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1B1 (1 mo. USD Term SOFR + 2.700%)
650,000	7.040	(d)	01/25/44	663,119
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
225,000	6.140	(d)	01/25/44	225,351
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
575,000	6.140	(d)	02/25/44	577,203
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
250,000	5.990	(d)	05/25/44	250,154
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	6.286	(d)	03/25/44	250,895
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
212,775	5.340	(d)	07/25/44	212,597
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
175,000	6.040	(d)	07/25/44	174,999

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
$400,000	5.940	%(d)	09/25/44	$399,496
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
350,000	6.036	(d)	01/25/45	345,592
GCAT Trust Series 2019-NQM3, Class M1
500,000	3.450	(d)	11/25/59	456,534
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
1,439,832	2.156		09/20/53	96,079
JP Morgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1 mo. USD Term SOFR + 0.434%)
102,645	4.755		12/25/36	94,599
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
714,976	2.520	(d)	05/25/52	593,453
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
591,748	5.990	(d)	07/25/64	595,638
JP Morgan Mortgage Trust Series 2024-3, Class A4
931,428	3.000	(d)	05/25/54	834,142
JP Morgan Mortgage Trust Series 2024-5, Class A6
328,464	6.000	(d)	11/25/54	329,421
JP Morgan Mortgage Trust Series 2024-NQM1, Class M1A
375,000	6.414	(d)	02/25/64	376,913
Mill City Mortgage Loan Trust Series 2017-2, Class A3
77,151	3.250	(d)	07/25/59	74,754
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(d)	08/25/59	663,179
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(d)	11/25/60	667,765
PRKCM Trust Series 2021-AFC2, Class A2
625,000	2.693	(d)	11/25/56	440,586
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
950,000	3.000	(d)	04/25/60	900,632
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.895	(d)	07/25/57	89,356
Verus Securitization Trust Series 2023-3, Class M1
225,000	7.784	(d)	03/25/68	227,692
Verus Securitization Trust Series 2025-1, Class M1
570,000	6.512	(d)	01/25/70	573,592
Vista Point Securitization Trust Series 2020-2, Class M1
500,000	3.401	(d)	04/25/65	461,459
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
22,798	3.500	(d)	07/25/49	20,366

				14,835,757

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				21,681,644

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Commercial Mortgage-Backed Securities – 10.9%
Regular Floater(b)(d) – 0.5%
KSL Commercial Mortgage Trust Series 2024-HT2, Class B (1 mo. USD Term SOFR + 2.042%)
$700,000	6.361%		12/15/39	$700,001
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
950,000	6.452		11/15/29	947,626
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR +2.930%)
250,000	7.249		11/15/29	252,232

				1,899,859

Sequential Fixed Rate – 5.1%
Bank Series 2021-BN35, Class A5
950,000	2.285	(c)	06/15/64	813,027
Bank Series 2023-BNK46, Class A4
1,000,000	5.745	(c)	08/15/56	1,044,495
Bank Series 2017-BNK6, Class A5
525,000	3.518	(c)	07/15/60	509,686
Bank5 Series 2024-5YR11, Class A3
700,000	5.893	(c)	11/15/57	728,274
Bank5 Series 2024-5YR11, Class AS
300,000	6.139	(c)	11/15/57	308,763
BBCMS Mortgage Trust Series 2024-5C29, Class A3
700,000	5.208	(c)	09/15/57	710,318
BMO Mortgage Trust Series 2023-C7, Class A5
900,000	6.160	(c)	12/15/56	964,697
BMO Mortgage Trust Series 2024-5C6, Class A3
300,000	5.316	(c)	09/15/57	304,559
BWAY Mortgage Trust Series 2013-1515, Class A2
674,868	3.454	(c)(d)	03/10/33	636,619
COMM Mortgage Trust Series 2024-277P, Class A
875,000	6.338	(d)	08/10/44	912,304
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(d)	05/10/41	963,346
GS Mortgage Securities Trust Series 2017-GS7, Class A4
550,000	3.430	(c)	08/10/50	529,086
GS Mortgage Securities Trust Series 2020-GC45, Class A5
600,000	2.911	(c)	02/13/53	549,160
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
598,000	3.024	(d)	01/05/39	555,473
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-410T, Class A
350,000	2.287	(d)	03/05/42	317,616
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
650,000	3.598	(c)(d)	06/05/39	597,468
Manhattan West Mortgage Trust Series 2020-1MW, Class A
750,000	2.130	(d)	09/10/39	699,249
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
400,000	4.310	(c)	12/15/51	391,829
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
800,000	6.890	(c)	12/15/56	843,270

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
One Bryant Park Trust Series 2019-OBP, Class A
$580,000	2.516	%(d)	09/15/54	$517,708
ROCK Trust Series 2024-CNTR, Class A
1,500,000	5.388	(d)	11/13/41	1,511,250
ROCK Trust Series 2024-CNTR, Class D
950,000	7.109	(d)	11/13/41	983,441
SLG Office Trust Series 2021-OVA, Class A
600,000	2.585	(d)	07/15/41	515,908
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class A5
1,125,000	3.418	(c)	09/15/50	1,083,872
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
825,000	2.626	(c)	04/15/54	714,069

				17,705,487

Sequential Floating Rate(b) – 5.3%
Bank Series 2022-BNK44, Class A5
500,000	5.744	(c)	11/15/55	524,189
Bank5 Series 2024-5YR8, Class C
150,000	6.774	(c)	08/15/57	154,267
Bank5 Trust Series 2025-5YR13, Class AS
500,000	6.096	(c)	01/15/58	515,898
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
650,000	5.239	(d)	03/15/37	616,179
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
225,000	5.488	(d)	03/15/37	206,756
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
593,017	5.661	(d)	03/15/41	591,908
BMO Mortgage Trust Series 2024-5C6, Class AS
600,000	5.755	(c)	09/15/57	612,858
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,069,210	5.761	(d)	02/15/39	1,069,647
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
497,205	5.711	(d)	03/15/41	497,299
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
625,000	5.861	(d)	03/15/34	624,015
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
450,000	5.050	(d)	11/13/46	445,190
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR +
2.451%)
310,093	6.770	(d)	08/15/39	309,868
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,050,000	5.961	(d)	02/15/41	1,048,444
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
850,000	6.160	(d)	04/15/26	849,786

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
$500,000	6.859	%(d)	04/15/26	$500,123
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
700,000	5.463	(d)	03/15/30	694,756
COMM Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
850,000	6.160	(d)	06/15/41	843,361
Fashion Show Mall LLC Series 2024-SHOW, Class A
500,000	4.764	(d)	10/10/41	500,121
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
505,844	5.033	(c)	02/25/33	506,808
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
253,442	5.023	(c)	11/25/29	254,236
Houston Galleria Mall Trust Series 2025-HGLR, Class A
475,000	5.462	(d)	02/05/45	481,770
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
340,000	5.952	(d)	01/13/40	345,600
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
375,000	6.340	(d)	01/13/40	380,947
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
800,000	5.467	(d)	01/13/40	814,183
IRV Trust Series 2025-200P, Class A
700,000	5.295	(c)(d)	03/14/47	697,507
IRV Trust Series 2025-200P, Class C
500,000	5.730	(c)(d)	03/14/47	491,527
IRV Trust Series 2025-200P, Class D
350,000	6.166	(c)(d)	03/14/47	344,564
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
300,000	5.797	(d)	10/05/39	304,578
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
475,000	6.209	(d)	08/15/41	474,622
NY Commercial Mortgage Trust Series 2025-299P, Class B
450,000	5.533	(d)	02/10/47	457,003
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
575,000	5.385	(d)	01/15/36	551,373
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
150,000	6.452	(d)	04/15/42	149,532
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
875,000	4.954	(d)	07/15/35	877,097

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
$550,000	5.360	%(d)	07/15/35	$549,987

				18,285,999

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$37,891,345

Federal Agencies – 43.7%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(RFUCC 1 yr. Treasury + 1.765%)
$10,096	7.265%		09/01/35	$10,422

Federal Home Loan Mortgage Corp. – 0.4%
17,859	6.000		08/01/27	18,054
4,747	5.000		08/01/33	4,773
728	5.000		09/01/33	733
1,126	5.000		10/01/33	1,132
1,123	5.000		11/01/34	1,132
42,641	5.000		12/01/34	42,975
1,524	5.000		07/01/35	1,536
2	5.000		11/01/35	2
17,529	5.000		03/01/39	17,687
1,176	5.000		05/01/39	1,186
1,193	5.000		08/01/40	1,211
12,238	4.000		02/01/41	11,796
1,197	5.000		06/01/41	1,214
310,150	4.000		03/01/48	293,531
314,797	4.000		04/01/48	297,767
896,322	4.500		08/01/48	874,218

				1,568,947

Government National Mortgage Association – 9.6%
7,113	5.500		11/15/32	7,263
2,899	5.500		01/15/33	2,942
13,725	5.500		02/15/33	14,074
12,594	5.500		03/15/33	12,886
15,109	5.500		07/15/33	15,405
6,739	5.500		08/15/33	6,884
2,707	5.500		09/15/33	2,754
7,001	5.500		04/15/34	7,143
5,896	5.500		05/15/34	6,012
63,557	5.500		09/15/34	65,529
61,174	5.500		12/15/34	63,160
53,232	5.500		01/15/35	54,945
159	5.500		05/15/36	163
2,221	4.000		02/20/41	2,149
3,572	4.000		11/20/41	3,452
599	4.000		01/20/42	579
1,923	4.000		04/20/42	1,857
1,198	4.000		10/20/42	1,156
303,624	4.000		08/20/43	292,715
1,697	4.000		03/20/44	1,635
2,096	4.000		05/20/44	2,019
145,504	4.000		11/20/44	140,029
35,236	4.000		12/20/44	33,910

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$9,598	4.000%	05/20/45	$9,231
34,582	4.000	07/20/45	33,057
188,315	4.000	01/20/46	179,775
604,359	4.500	05/20/48	589,725
909,042	4.500	08/20/48	886,747
103,495	5.000	08/20/48	103,402
635,667	4.500	09/20/48	620,076
754,208	5.000	10/20/48	753,525
416,353	5.000	11/20/48	415,976
420,942	5.000	12/20/48	420,429
979,342	4.500	01/20/49	953,792
785,470	5.000	01/20/49	784,513
391,495	4.000	02/20/49	370,559
808,997	4.500	02/20/49	787,386
20,649	4.500	03/20/49	20,110
251,921	4.000	03/20/49	238,449
69,642	5.000	03/20/49	69,558
429,786	4.000	04/20/49	406,802
559,989	3.000	08/20/49	499,962
246,855	4.500	10/20/49	240,724
251,637	4.500	12/20/49	245,072
1,091,019	3.000	03/20/50	970,641
232,508	4.000	01/20/51	219,638
270,789	2.500	09/20/51	229,114
499,286	2.500	11/20/51	424,005
867,275	3.000	11/20/51	763,264
289,563	2.500	12/20/51	245,632
1,595,038	4.500	09/20/52	1,538,423
3,000,000	2.000	TBA-30yr(f)	2,453,326
1,000,000	4.500	TBA-30yr(f)	959,552
4,000,000	2.500	TBA-30yr(f)	3,410,944
3,000,000	3.500	TBA-30yr(f)	2,737,470
1,000,000	5.500	TBA-30yr(f)	1,002,192
3,000,000	5.000	TBA-30yr(f)	2,951,284
6,000,000	6.000	TBA-30yr(f)	6,089,531

			33,362,547

Uniform Mortgage-Backed Security – 33.7%
4,552	4.500	02/01/39	4,507
1,510	4.500	04/01/39	1,494
2,930	4.500	08/01/39	2,902
39,273	4.500	12/01/39	38,899
35,106	4.500	06/01/40	34,712
14,913	4.500	08/01/41	14,748
26,683	3.000	12/01/42	24,488
65,566	3.000	01/01/43	59,928
18,501	3.000	02/01/43	16,912
6,123	3.000	03/01/43	5,636
109,965	3.000	04/01/43	100,096
16,683	3.000	05/01/43	15,111
25,335	3.000	06/01/43	22,968
7,604	3.000	07/01/43	6,884
9,860	5.000	06/01/44	9,912
11,691	3.500	03/01/45	10,786
793,238	4.500	04/01/45	780,617

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$250,335	3.000%	04/01/45	$223,849
94,927	4.500	05/01/45	93,417
365,712	4.500	06/01/45	359,501
154,344	4.000	11/01/45	146,716
55,105	4.000	03/01/46	52,246
29,377	4.000	06/01/46	27,796
8,686	4.000	08/01/46	8,218
69,898	4.000	10/01/46	66,136
51,057	4.000	06/01/47	48,459
274,170	4.500	07/01/47	267,238
128,778	4.500	11/01/47	125,481
166,307	4.000	12/01/47	158,106
465,113	4.000	01/01/48	442,175
487,402	4.000	02/01/48	463,402
340,112	4.000	03/01/48	323,338
413,053	4.500	05/01/48	401,318
477,984	4.000	06/01/48	453,964
232,241	4.500	09/01/48	226,223
974,695	5.000	11/01/48	976,541
78,412	4.500	06/01/49	76,075
1,501,746	3.000	09/01/49	1,328,315
28,345	4.500	10/01/49	27,477
741,860	4.500	01/01/50	719,805
1,822,861	4.000	03/01/50	1,722,140
4,215,326	4.500	03/01/50	4,114,737
784,123	2.500	09/01/50	663,214
5,280,105	2.000	10/01/50	4,236,410
6,051,273	3.000	10/01/50	5,331,679
1,871,271	3.000	11/01/50	1,648,733
5,276,531	2.000	11/01/50	4,227,269
2,201,589	3.000	12/01/50	1,942,520
2,561,050	2.500	02/01/51	2,144,249
2,876,414	2.000	03/01/51	2,310,715
510,466	2.000	04/01/51	408,636
9,870,569	2.000	05/01/51	7,898,481
4,004,105	2.500	05/01/51	3,373,627
908,459	2.500	08/01/51	767,526
5,288,521	2.500	09/01/51	4,457,036
2,787,415	6.000	11/01/52	2,868,823
492,382	6.000	12/01/52	507,581
2,598,727	4.500	05/01/53	2,519,211
2,408,038	6.500	09/01/53	2,502,631
851,483	6.500	12/01/53	890,053
2,777,341	6.500	06/01/54	2,908,356
2,000,000	2.500	TBA-30yr(f)	1,663,125
3,000,000	3.000	TBA-30yr(f)	2,600,508
2,000,000	4.000	TBA-30yr(f)	1,864,609
8,000,000	3.500	TBA-30yr(f)	7,216,875
32,000,000	5.500	TBA-30yr(f)	31,958,749
4,000,000	6.500	TBA-30yr(f)	4,125,312

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$2,000,000	6.000%	TBA-30yr(f)	$2,031,250

			117,070,451

TOTAL FEDERAL AGENCIES			$152,012,367

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $214,912,432)			$211,585,356

Corporate Obligations – 34.0%

Aerospace & Defense(c) – 1.2%
Boeing Co.
$1,400,000	3.450%	11/01/28	$1,336,720
145,000	2.950	02/01/30	131,962
1,211,000	5.150	05/01/30	1,218,230
457,000	6.528	05/01/34	489,397
50,000	3.250	02/01/35	41,087
25,000	3.500	03/01/39	19,143
15,000	3.375	06/15/46	10,061
386,000	6.858	05/01/54	419,524
RTX Corp.
385,000	6.100	03/15/34	412,862

			4,078,986

Agriculture(c) – 0.8%
BAT Capital Corp.
2,525,000	6.000	02/20/34	2,625,444

Automotive(c) – 0.4%
Ford Motor Credit Co. LLC
500,000	5.850	05/17/27	502,705
General Motors Financial Co., Inc.
300,000	4.300	07/13/25	299,490
500,000	2.350	01/08/31	423,200

			1,225,395

Banks – 8.2%
Banco do Brasil SA (b)(c) (10 yr. CMT + 4.398%)
200,000	8.748	10/15/25	203,188
Banco Mercantil del Norte SA (b)(c)(d) (5 yr. CMT + 4.643%)
260,000	5.875	01/24/27	251,059
Banco Santander SA
600,000	4.250	04/11/27	595,152
200,000	2.749	12/03/30	173,760
600,000	6.921	08/08/33	636,420
Bank of America Corp. (b)(c)
(3 mo. USD Term SOFR + 1.252%)
75,000	2.496	02/13/31	67,332
(3 mo. USD Term SOFR + 1.572%)
750,000	4.271	07/23/29	741,112
(3 mo. USD Term SOFR + 1.837%)
525,000	3.824	01/20/28	518,359
(5 yr. CMT + 1.200%)
475,000	2.482	09/21/36	395,504

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.220%)
$550,000	2.651%		03/11/32	$484,209
(Secured Overnight Financing Rate + 1.330%)
325,000	2.972		02/04/33	284,960
(Secured Overnight Financing Rate + 1.530%)
600,000	1.898		07/23/31	515,616
(Secured Overnight Financing Rate + 1.630%)
1,600,000	5.202		04/25/29	1,625,088
(Secured Overnight Financing Rate + 1.830%)
275,000	4.571		04/27/33	265,587
(Secured Overnight Financing Rate + 2.040%)
550,000	4.948		07/22/28	554,339
Barclays PLC (b)(c)
(1 yr. CMT + 3.050%)
875,000	7.325		11/02/26	887,539
(Secured Overnight Financing Rate + 2.714%)
825,000	2.852		05/07/26	823,292
BNP Paribas SA (b)(c)(d)
(Secured Overnight Financing Rate + 1.004%)
725,000	1.323		01/13/27	705,896
(Secured Overnight Financing Rate + 2.074%)
350,000	2.219		06/09/26	348,250
BPCE SA (d)
525,000	4.625		09/12/28	520,832
Citigroup, Inc.
125,000	4.300		11/20/26	124,511
(Secured Overnight Financing Rate + 1.422%)
550,000	2.976	(b)(c)	11/05/30	506,347
(Secured Overnight Financing Rate + 1.830%)
355,000	6.020	(b)(c)	01/24/36	357,879
(Secured Overnight Financing Rate + 2.086%)
800,000	4.910	(b)(c)	05/24/33	783,656
Credit Agricole SA (b)(c)(d) (Secured Overnight Financing Rate + 1.676%)
375,000	1.907		06/16/26	372,705
Deutsche Bank AG (b)(c) (Secured Overnight Financing Rate + 1.870%)
450,000	2.129		11/24/26	441,936
First Horizon Corp. (c)
700,000	4.000		05/26/25	698,145
(Secured Overnight Financing Rate + 1.766%)
330,000	5.514	(b)	03/07/31	331,650
Huntington Bancshares, Inc. (c)
825,000	4.000		05/15/25	823,507
ING Groep NV (b)(c)(d) (1 yr. CMT + 1.100%)
950,000	1.400		07/01/26	941,887
JPMorgan Chase & Co. (c)
425,000	3.625		12/01/27	417,116
(3 mo. USD Term SOFR + 1.507%)
475,000	3.960	(b)	01/29/27	472,606
(3 mo. USD Term SOFR + 2.515%)
200,000	2.956	(b)	05/13/31	181,624
M&T Bank Corp. (b)(c) (Secured Overnight Financing Rate + 2.260%)
650,000	6.082		03/13/32	672,834

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Macquarie Group Ltd. (b)(c)(d) (Secured Overnight Financing Rate +1.069%)
$450,000	1.340%		01/12/27	$438,656
Morgan Stanley
174,000	3.950		04/23/27	172,036
(3 mo. USD Term SOFR + 1.890%)
200,000	4.431	(b)(c)	01/23/30	197,420
(Secured Overnight Financing Rate + 1.034%)
750,000	1.794	(b)(c)	02/13/32	627,345
(Secured Overnight Financing Rate + 1.143%)
725,000	2.699	(b)(c)	01/22/31	657,299
(Secured Overnight Financing Rate + 1.290%)
141,000	2.943	(b)(c)	01/21/33	123,585
(Secured Overnight Financing Rate + 1.590%)
1,395,000	5.164	(b)(c)	04/20/29	1,413,498
Toronto-Dominion Bank
625,000	4.456		06/08/32	603,106
Truist Financial Corp. (b)(c) (Secured Overnight Financing Rate + 2.050%)
150,000	6.047		06/08/27	152,531
U.S. Bancorp (b)(c) (5 yr. CMT + 2.541%)
650,000	3.700		01/15/27	617,220
UBS Group AG
307,000	4.550		04/17/26	307,215
2,025,000	4.282	(c)(d)	01/09/28	2,000,599
(5 yr. CMT + 4.758%)
200,000	9.250	(b)(c)(d)	11/13/33	228,286
(Secured Overnight Financing Rate + 5.020%)
425,000	9.016	(b)(c)(d)	11/15/33	519,104
Wells Fargo & Co.
675,000	3.000		10/23/26	660,015
600,000	4.300		07/22/27	596,994
75,000	4.150	(c)	01/24/29	73,901
(Secured Overnight Financing Rate + 1.980%)
400,000	4.808	(b)(c)	07/25/28	401,280
(Secured Overnight Financing Rate + 2.100%)
932,000	4.897	(b)(c)	07/25/33	918,644

				28,432,631

Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
50,000	8.200		01/15/39	63,707
Constellation Brands, Inc. (c)
500,000	3.600		02/15/28	485,940
325,000	2.250		08/01/31	275,567
JDE Peet’s NV (c)(d)
375,000	1.375		01/15/27	352,399
Keurig Dr. Pepper, Inc. (c)
575,000	4.597		05/25/28	575,563
925,000	2.250		03/15/31	803,594

				2,556,770

Biotechnology(c) – 0.9%
Amgen, Inc.
1,278,000	5.250		03/02/30	1,307,190

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Biotechnology(c) – (continued)
	$800,000	5.250%		03/02/33	$811,480
CSL Finance PLC (d)
	100,000	3.850		04/27/27	98,631
Royalty Pharma PLC
	425,000	1.200		09/02/25	418,982
	461,000	5.400		09/02/34	455,182

					3,091,465

Building Materials(c) – 0.6%
Carrier Global Corp.
	400,000	2.700		02/15/31	356,936
	764,000	5.900		03/15/34	803,484
Masco Corp.
	325,000	1.500		02/15/28	298,174
Quikrete Holdings, Inc. (d)
	240,000	6.375		03/01/32	241,277
Smyrna Ready Mix Concrete LLC (d)
	260,000	8.875		11/15/31	269,472

					1,969,343

Chemicals(c) – 1.1%
Ashland Services BV
EUR	650,000	2.000		01/30/28	659,128
Celanese U.S. Holdings LLC (e)
	$400,000	6.600		11/15/28	412,736
Huntsman International LLC
	350,000	4.500		05/01/29	335,356
	250,000	2.950		06/15/31	212,185
Ingevity Corp. (d)
	195,000	3.875		11/01/28	182,052
International Flavors & Fragrances, Inc. (d)
	650,000	1.832		10/15/27	605,273
OCP SA
	420,000	6.750	(d)	05/02/34	431,025
	360,000	7.500		05/02/54	368,550
Sherwin-Williams Co.
	500,000	3.450		06/01/27	489,280
SNF Group SACA (d)
	320,000	3.375		03/15/30	283,258

					3,978,843

Commercial Services(c) – 0.5%
Ashtead Capital, Inc. (d)
	301,000	5.800		04/15/34	303,029
Brink’s Co. (d)
	70,000	6.500		06/15/29	70,937
	150,000	6.750		06/15/32	152,011
CoStar Group, Inc. (d)
	625,000	2.800		07/15/30	558,069
Quanta Services, Inc.
	406,000	5.250		08/09/34	400,584
Service Corp. International
	126,000	5.750		10/15/32	124,042

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(c) – (continued)
TriNet Group, Inc. (d)
$270,000	7.125%		08/15/31	$274,644

				1,883,316

Computers(c) – 0.2%
Dell International LLC/EMC Corp.
268,000	6.020		06/15/26	271,452
75,000	5.300		10/01/29	76,336
25,000	8.350		07/15/46	31,342
Hewlett Packard Enterprise Co.
342,000	5.000		10/15/34	333,005

				712,135

Cosmetics & Personal Care(c) – 0.0%
Perrigo Finance Unlimited Co.
95,000	6.125		09/30/32	93,537

Diversified Financial Services(c) – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
295,000	6.500		07/15/25	296,204
675,000	3.000		10/29/28	633,987
275,000	3.400		10/29/33	237,385
Air Lease Corp.
225,000	3.375		07/01/25	224,183
875,000	3.750		06/01/26	865,497
(5 yr. CMT + 2.560%)
235,000	6.000	(b)	09/24/29	229,470
(5 yr. CMT + 3.149%)
750,000	4.125	(b)	12/15/26	713,197
Aviation Capital Group LLC (d)
375,000	1.950		01/30/26	366,225
Avolon Holdings Funding Ltd. (d)
175,000	4.250		04/15/26	173,954
Charles Schwab Corp. (b) (5 yr. CMT + 4.971%)
322,000	5.375		06/01/25	321,337
Intercontinental Exchange, Inc.
190,000	3.625		09/01/28	185,315
Macquarie Airfinance Holdings Ltd. (d)
340,000	6.400		03/26/29	351,761
OneMain Finance Corp.
260,000	7.500		05/15/31	264,511
VFH Parent LLC/Valor Co-Issuer, Inc. (d)
460,000	7.500		06/15/31	471,560

				5,334,586

Electrical(c) – 0.8%
Ameren Corp.
125,000	3.500		01/15/31	116,093
NextEra Energy Capital Holdings, Inc.
525,000	1.900		06/15/28	484,391
Pacific Gas & Electric Co.
250,000	2.100		08/01/27	234,415
125,000	3.300		08/01/40	91,703
PacifiCorp
660,000	5.800		01/15/55	643,533

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical(c) – (continued)
Southern California Edison Co.
$450,000	4.200%		03/01/29	$437,395
Xcel Energy, Inc.
900,000	3.350		12/01/26	881,964

				2,889,494

Electrical Components & Equipment(c)(d) – 0.0%
WESCO Distribution, Inc.
80,000	6.625		03/15/32	81,198
60,000	6.375		03/15/33	60,294

				141,492

Electronics(c) – 0.2%
Allegion U.S. Holding Co., Inc.
256,000	5.600		05/29/34	258,729
Atkore, Inc. (d)
515,000	4.250		06/01/31	452,819

				711,548

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Power II Ltd.
167,000	4.300		12/13/28	153,974

Engineering & Construction(c) – 0.3%
MasTec, Inc. (d)
610,000	4.500		08/15/28	595,250
Mexico City Airport Trust
200,000	4.250		10/31/26	196,480
250,000	3.875	(d)	04/30/28	238,595

				1,030,325

Entertainment(c) – 0.6%
Merlin Entertainments Group U.S. Holdings, Inc. (d)
505,000	7.375		02/15/31	478,806
Warnermedia Holdings, Inc.
450,000	4.054		03/15/29	423,882
1,228,000	4.279		03/15/32	1,082,113

				1,984,801

Environmental(c) – 0.4%
Veralto Corp.
980,000	5.450		09/18/33	998,983
Waste Management, Inc.
352,000	4.950		07/03/31	358,329

				1,357,312

Food & Drug Retailing(c) – 1.8%
Campbell’s Co.
380,000	5.400		03/21/34	382,994
J.M. Smucker Co.
449,000	5.900		11/15/28	469,618
725,000	6.200		11/15/33	771,842
Kroger Co.
1,260,000	5.000		09/15/34	1,231,940
Mars, Inc. (d)
875,000	4.800		03/01/30	880,346

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing(c) – (continued)
$775,000	5.000%	03/01/32	$778,495
1,400,000	5.200	03/01/35	1,407,056
Post Holdings, Inc. (d)
416,000	6.375	03/01/33	410,530
Sysco Corp.
50,000	6.600	04/01/40	54,645

			6,387,466

Gas(c) – 0.1%
East Ohio Gas Co. (d)
150,000	1.300	06/15/25	148,794
NiSource, Inc.
100,000	3.600	05/01/30	94,702

			243,496

Healthcare Providers & Services – 2.0%
Adventist Health System (c)
235,000	5.757	12/01/34	235,636
Alcon Finance Corp. (c)(d)
933,000	3.000	09/23/29	867,942
Baxter International, Inc. (c)
179,000	1.915	02/01/27	170,745
Centene Corp. (c)
59,000	4.250	12/15/27	57,609
CommonSpirit Health (c)
635,000	3.910	10/01/50	468,767
610,000	6.461	11/01/52	649,053
HCA, Inc. (c)
770,000	5.450	04/01/31	781,881
685,000	5.900	06/01/53	653,408
Insulet Corp. (c)(d)
45,000	6.500	04/01/33	45,755
Select Medical Corp. (c)(d)
345,000	6.250	12/01/32	336,409
Solventum Corp. (c)
700,000	5.400	03/01/29	714,042
1,070,000	5.600	03/23/34	1,085,483
STERIS Irish FinCo UnLtd Co. (c)
218,000	2.700	03/15/31	193,037
UnitedHealth Group, Inc.
500,000	5.800	03/15/36	527,265

			6,787,032

Insurance(c) – 0.1%
American International Group, Inc.
250,000	3.400	06/30/30	233,815

Internet(c) – 0.6%
Expedia Group, Inc.
260,000	4.625	08/01/27	259,815
200,000	3.250	02/15/30	186,514
81,000	2.950	03/15/31	72,540
Gen Digital, Inc. (d)
175,000	6.250	04/01/33	174,452
Meta Platforms, Inc.
2,000	3.850	08/15/32	1,891

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Internet(c) – (continued)
Prosus NV (d)
$200,000	3.832%	02/08/51	$128,500
Uber Technologies, Inc. (d)
1,280,000	4.500	08/15/29	1,257,895

			2,081,607

Iron/Steel(c) – 0.3%
Cleveland-Cliffs, Inc. (d)
395,000	7.000	03/15/32	379,129
Steel Dynamics, Inc.
150,000	2.400	06/15/25	149,193
275,000	1.650	10/15/27	255,654
Vale Overseas Ltd.
200,000	6.400	06/28/54	197,100

			981,076

Leisure Time(c)(d) – 0.1%
Carnival Corp.
195,000	6.125	02/15/33	192,124

Lodging(c) – 0.6%
Choice Hotels International, Inc.
262,000	5.850	08/01/34	262,202
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (d)
70,000	4.875	07/01/31	61,512
Hyatt Hotels Corp.
630,000	5.500	06/30/34	618,799
Marriott International, Inc.
475,000	5.000	10/15/27	481,018
221,000	4.875	05/15/29	222,034
400,000	2.850	04/15/31	355,656
Sands China Ltd.
200,000	5.400	08/08/28	199,750

			2,200,971

Machinery - Construction & Mining(c)(d) – 0.1%
Terex Corp.
195,000	6.250	10/15/32	189,396

Machinery-Diversified(c) – 0.2%
AGCO Corp.
210,000	5.800	03/21/34	212,673
Ingersoll Rand, Inc.
177,000	5.314	06/15/31	181,043
204,000	5.450	06/15/34	206,966

			600,682

Media(c) – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
98,000	4.908	07/23/25	97,966
Comcast Corp.
75,000	3.750	04/01/40	61,510

			159,476

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Mining(c)(d) – 0.2%
Alumina Pty. Ltd.
$285,000	6.125%		03/15/30	$284,470
240,000	6.375		09/15/32	236,914
Glencore Funding LLC
250,000	2.625		09/23/31	215,520
Novelis, Inc.
70,000	6.875		01/30/30	70,820

				807,724

Miscellaneous Manufacturing – 0.1%
Axon Enterprise, Inc. (c)(d)
55,000	6.125		03/15/30	55,563
55,000	6.250		03/15/33	55,682
GE Capital International Funding Co. Unlimited Co.
230,000	4.418		11/15/35	217,902
Hillenbrand, Inc. (c)
169,000	6.250		02/15/29	169,581

				498,728

Oil Field Services – 0.9%
Archrock Partners LP/Archrock Partners Finance Corp. (c)(d)
195,000	6.625		09/01/32	195,794
Devon Energy Corp. (c)
165,000	5.600		07/15/41	153,826
Ecopetrol SA (c)
90,000	8.625		01/19/29	95,580
40,000	6.875		04/29/30	39,552
120,000	7.750		02/01/32	117,480
110,000	8.875		01/13/33	113,272
EQT Corp. (c)
109,000	3.900		10/01/27	106,990
610,000	3.625	(d)	05/15/31	557,052
Occidental Petroleum Corp.
278,000	7.875		09/15/31	312,422
Petrobras Global Finance BV (c)
100,000	6.000		01/13/35	95,250
Petronas Capital Ltd. (c)(d)
200,000	4.950		01/03/31	200,404
200,000	5.340		04/03/35	201,364
Raizen Fuels Finance SA (c)(d)
460,000	6.700		02/25/37	459,333
Saudi Arabian Oil Co. (c)(d)
200,000	5.750		07/17/54	188,248
Sunoco LP (c)(d)
130,000	7.000		05/01/29	133,085
100,000	7.250		05/01/32	103,301
165,000	6.250		07/01/33	164,997

				3,237,950

Packaging(c) – 0.2%
Berry Global, Inc.
375,000	1.570		01/15/26	365,610

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Packaging(c) – (continued)
Clydesdale Acquisition Holdings, Inc. (d)
$280,000	6.750%	04/15/32	$281,834

			647,444

Pharmaceuticals – 1.1%
AdaptHealth LLC (c)(d)
325,000	5.125	03/01/30	296,712
Cardinal Health, Inc. (c)
247,000	5.125	02/15/29	250,772
600,000	5.350	11/15/34	601,842
Cigna Group (c)
184,000	2.400	03/15/30	165,225
550,000	5.125	05/15/31	557,590
CVS Health Corp. (c)
1,388,000	4.780	03/25/38	1,248,131
Opal Bidco SAS
665,000	0.000	03/31/32	665,000
PRA Health Sciences, Inc. (c)(d)
200,000	2.875	07/15/26	193,888

			3,979,160

Pipelines – 1.1%
Cheniere Energy Partners LP (c)
230,000	5.950	06/30/33	236,300
DCP Midstream Operating LP (c)
455,000	3.250	02/15/32	397,047
Energy Transfer LP (c)
725,000	5.500	06/01/27	736,165
550,000	5.250	04/15/29	556,732
75,000	5.400	10/01/47	67,154
Galaxy Pipeline Assets Bidco Ltd. (d)
200,000	2.625	03/31/36	168,380
Global Partners LP/GLP Finance Corp. (c)(d)
135,000	8.250	01/15/32	138,847
Kinder Morgan, Inc.
500	7.750	01/15/32	571
MPLX LP (c)
225,000	4.800	02/15/29	225,324
200,000	4.500	04/15/38	175,560
Targa Resources Corp. (c)
235,000	4.200	02/01/33	216,832
Venture Global LNG, Inc. (c)(d)
15,000	7.000	01/15/30	14,781
270,000	8.375	06/01/31	273,645
Williams Cos., Inc. (c)
425,000	5.650	03/15/33	435,442

			3,642,780

Real Estate Investment Trust(c) – 1.1%
Alexandria Real Estate Equities, Inc.
350,000	3.375	08/15/31	318,762
American Homes 4 Rent LP
180,000	2.375	07/15/31	154,458
CubeSmart LP
90,000	2.500	02/15/32	75,937

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(c) – (continued)
Host Hotels & Resorts LP
$224,000	2.900%	12/15/31	$194,065
Invitation Homes Operating Partnership LP
300,000	2.300	11/15/28	274,971
Kilroy Realty LP
397,000	4.750	12/15/28	390,604
NNN REIT, Inc.
400,000	4.000	11/15/25	397,936
Regency Centers LP
700,000	2.950	09/15/29	651,707
Starwood Property Trust, Inc. (d)
220,000	6.500	07/01/30	220,147
UDR, Inc.
150,000	2.100	08/01/32	121,887
VICI Properties LP/VICI Note Co., Inc. (d)
590,000	3.750	02/15/27	577,374
WP Carey, Inc.
425,000	3.850	07/15/29	408,591

			3,786,439

Retailing(c) – 0.6%
1011778 BC ULC/New Red Finance, Inc. (d)
185,000	6.125	06/15/29	186,497
Arko Corp. (d)
255,000	5.125	11/15/29	206,583
AutoNation, Inc.
317,000	4.500	10/01/25	316,280
450,000	4.750	06/01/30	441,603
Cougar JV Subsidiary LLC (d)
180,000	8.000	05/15/32	185,866
LCM Investments Holdings II LLC (d)
265,000	8.250	08/01/31	275,195
Lowe’s Cos., Inc.
425,000	1.700	09/15/28	386,937

			1,998,961

Semiconductors(c) – 0.6%
Broadcom, Inc. (d)
490,000	2.600	02/15/33	412,903
640,000	3.469	04/15/34	563,373
651,000	3.137	11/15/35	539,731
Intel Corp.
159,000	5.150	02/21/34	156,060
225,000	5.700	02/10/53	206,944
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	3.400	05/01/30	256,374

			2,135,385

Software(c) – 1.5%
MSCI, Inc. (d)
760,000	3.875	02/15/31	706,853
Oracle Corp.
2,239,000	2.950	04/01/30	2,056,432
490,000	2.875	03/25/31	438,805
467,000	6.900	11/09/52	514,564

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software(c) – (continued)
Synopsys, Inc.
$329,000	5.000%	04/01/32	$329,908
220,000	5.150	04/01/35	221,118
Take-Two Interactive Software, Inc.
360,000	3.700	04/14/27	354,027
VMware LLC
175,000	1.800	08/15/28	159,521
Workday, Inc.
225,000	3.500	04/01/27	220,590
150,000	3.800	04/01/32	138,798

			5,140,616

Telecommunication Services – 2.2%
AT&T, Inc. (c)
336,000	2.300	06/01/27	321,098
100,000	1.650	02/01/28	92,490
500,000	2.750	06/01/31	444,425
175,000	4.900	08/15/37	166,611
100,000	5.150	11/15/46	91,726
25,000	4.500	03/09/48	20,730
Rogers Communications, Inc. (c)
1,215,000	3.200	03/15/27	1,182,474
T-Mobile USA, Inc. (c)
375,000	1.500	02/15/26	364,789
1,000,000	3.750	04/15/27	985,490
275,000	2.050	02/15/28	256,864
520,000	2.875	02/15/31	465,670
1,500,000	3.500	04/15/31	1,389,630
350,000	5.200	01/15/33	352,594
450,000	3.000	02/15/41	326,349
Verizon Communications, Inc.
467,000	4.329	09/21/28	464,665
975,000	2.550 (c)	03/21/31	859,111

			7,784,716

TOTAL CORPORATE OBLIGATIONS (Cost $119,955,254)			$117,968,441

Asset-Backed Securities(c) – 11.1%

Automotive – 0.8%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$475,000	4.700%	09/15/27	$474,822
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
225,000	4.670	08/15/28	225,056
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(d)
1,100,000	5.410	05/17/27	1,110,655
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
325,000	4.760	08/16/27	325,002
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
750,000	4.740	01/16/29	752,473

			2,888,008

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(d) – 6.7%
1988 CLO 4 Ltd. Series 2024-4A, Class B(b) (3 mo. USD Term SOFR + 2.100%)
	$500,000	6.402%	04/15/37	$500,983
1988 CLO 6 Ltd. Series 2025-6A, Class E(b) (-1X 3 mo. USD Term SOFR + 4.900%)
	900,000	0.000	04/15/38	896,227
37 Capital CLO III Ltd. Series 2023-1A, Class D(b) (3 mo. USD Term SOFR + 6.360%)
	600,000	10.662	04/15/36	603,387
AGL CLO 3 Ltd. Series 2020-3A, Class A1R(b) (3 mo. USD Term SOFR + 1.150%)
	1,300,000	5.473	04/15/38	1,291,264
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class A1RR(b) (3 mo. USD Term SOFR + 1.290%)
	875,000	5.583	10/20/35	873,128
CIFC Funding Ltd. Series 2023-3A, Class E(b) (3 mo. USD Term SOFR + 7.650%)
	500,000	11.943	01/20/37	499,352
CIFC Funding Ltd. Series 2023-3A, Class B(b) (3 mo. USD Term SOFR + 2.300%)
	400,000	6.593	01/20/37	401,007
Crown City CLO IV Series 2022-4A, Class C1R(b) (3 mo. USD Term SOFR + 4.500%)
	650,000	8.793	04/20/37	655,360
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.700%)
EUR	800,000	0.000	04/20/38	862,203
Dryden 68 CLO Ltd. Series 2019-68A, Class ARR(b) (3 mo. USD Term SOFR + 1.100%)
	$2,200,000	5.402	07/15/35	2,192,161
Generate CLO 2 Ltd. Series 2A, Class AR2(b) (3 mo. USD Term SOFR + 1.410%)
	600,000	5.700	10/22/37	600,074
HalseyPoint CLO 5 Ltd. Series 2021-5A, Class A1A(b) (3 mo. USD Term SOFR + 1.472%)
	1,300,000	5.759	01/30/35	1,300,594
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A(b) (3 mo. USD Term SOFR + 2.250%)
	1,750,000	6.543	07/20/36	1,750,864
Harvest U.S. CLO Ltd. Series 2024-1A, Class D(b) (3 mo. USD Term SOFR + 4.500%)
	500,000	8.793	04/18/37	505,232
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b) (1 mo. USD Term SOFR + 1.600%)
	199,495	5.944	05/25/54	200,773
Katayma CLO I Ltd. Series 2023-1A, Class B(b) (3 mo. USD Term SOFR + 2.650%)
	600,000	6.943	10/20/36	600,868
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
	1,200,000	5.547	04/14/33	1,198,252
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR(b) (3 mo. USD Term SOFR + 1.060%)
	460,000	5.377	10/14/36	459,615

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(d) – (continued)
OHA Credit Funding 15 Ltd. Series 2023-15A, Class A(b) (3 mo. USD Term SOFR + 1.830%)
$900,000	6.123%	04/20/35	$900,319
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b) (3 mo. USD Term SOFR + 1.150%)
422,221	5.443	07/20/30	422,202
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b) (3 mo. USD Term SOFR + 2.950%)
500,000	7.247	08/08/32	499,309
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b) (3 mo. USD Term SOFR + 1.462%)
900,000	5.762	10/25/34	900,455
Sixth Street CLO XXVI Ltd. Series 2024-26A, Class A(b) (3 mo. USD Term SOFR + 1.350%)
750,000	6.197	10/18/37	749,713
Southwick Park CLO LLC Series 2019-4A, Class A1R(b) (3 mo. USD Term SOFR + 1.322%)
967,571	5.615	07/20/32	967,676
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
90,218	5.750	12/20/50	91,047
TCW CLO Ltd. Series 2023-1A, Class A1N(b) (3 mo. USD Term SOFR + 2.070%)
1,800,000	6.370	04/28/36	1,800,490
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(b) (3 mo. USD Term SOFR + 1.430%)
1,450,000	5.723	01/20/34	1,449,298

			23,171,853

Home Equity(b) – 0.3%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1 mo. USD Term SOFR + 0.789%)
135,784	5.110	10/25/35	133,476
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1 mo. USD Term SOFR + 0.734%)
297	4.827	01/25/32	284
Home Equity Asset Trust Series 2002-1, Class A4 (1 mo. USD Term SOFR + 0.714%)
257	5.035	11/25/32	237
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1 mo. USD Term SOFR + 0.344%)
346,959	4.665	04/25/37	332,433
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1 mo. USD Term SOFR + 0.554%)
2,366,471	4.875	04/25/37	577,688

			1,044,118

Student Loan(b) – 3.3%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
208,444	4.834	09/26/33	205,836
CIFC Falcon Ltd. Series 2019-FAL, Class A(d) (3 mo. USD Term SOFR + 1.262%)
1,000,000	5.555	01/20/33	999,850

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Student Loan(b) – (continued)
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(d) (3 mo. USD Term SOFR + 1.830%)
	$600,000	6.132%	01/15/37	$602,366
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(d) (3 mo. USD Term SOFR + 1.380%)
	1,100,000	5.702	05/20/36	1,100,246
Katayma CLO II Ltd. Series 2024-2A, Class B(d) (3 mo. USD Term SOFR + 2.150%)
	600,000	6.443	04/20/37	602,148
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(d) (3 mo. USD Term SOFR + 1.200%)
	1,293,229	5.493	01/20/32	1,290,779
Navient Student Loan Trust Series 2017-2A, Class A(d) (1 mo. USD Term SOFR + 1.164%)
	2,020,524	5.504	12/27/66	2,042,956
OCP CLO Ltd. Series 2016-11A, Class A1R2(d) (3 mo. USD Term SOFR + 1.420%)
	1,175,000	5.720	04/26/36	1,175,174
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(d) (3 mo. USD Term SOFR + 1.400%)
	1,000,000	5.702	04/15/31	1,000,028
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1 mo. USD Term SOFR + 1.264%)
	415,393	5.604	09/25/65	416,911
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	1,500,000	4.235	07/15/35	1,608,895
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR(d) (3 mo. USD Term SOFR + 4.500%)
	$500,000	8.793	01/20/37	504,531

				11,549,720

TOTAL ASSET-BACKED SECURITIES (Cost $38,953,338)				$38,653,699

Municipal Debt Obligations – 1.0%

California – 0.3%
California State GO Bonds Build America Taxable Series 2009(c)
	$210,000	7.550%	04/01/39	$254,013
East Bay Municipal Utility District Water System RB Build America Sub Series 2010
	900,000	5.874	06/01/40	946,914

				1,200,927

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
	662,033	7.350	07/01/35	$714,427
Illinois State GO Bonds Taxable-Pension Series 2003
	498,823	5.100	06/01/33	497,862

				1,212,289

	Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)

Maryland – 0.1%
Maryland Economic Development Corp. RB Taxable Series 2024
	$145,000	5.018%		11/30/33	$145,851
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
	360,000	4.968		11/30/32	362,574

					508,425

New York – 0.1%
Metropolitan Transportation Authority Revenue Taxable Series 2020
	60,000	5.175		11/15/49	53,991
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
	375,000	4.810		10/15/65	340,267

					394,258

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	230,000	6.270		02/15/50	238,853

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,661,330)					$3,554,752

Sovereign Debt Obligations – 1.0%

Euro – 0.2%
Ivory Coast Government International Bonds
EUR	120,000	4.875%		01/30/32	$114,591
	130,000	6.625		03/22/48	109,139
Romania Government International Bonds
	10,000	2.875		03/11/29	10,094
	190,000	3.624	(d)	05/26/30	191,507
	70,000	3.375		01/28/50	44,812
	80,000	3.375	(d)	01/28/50	51,214

					521,357

United States Dollar – 0.8%
Chile Government International Bonds (c)
	$300,000	5.650		01/13/37	305,100
Dominican Republic International Bonds (c)
	150,000	7.050		02/03/31	155,100
	150,000	6.600	(d)	06/01/36	149,400
Ecuador Government International Bonds (d)(g)
	41,572	0.000		07/31/30	19,955
Hungary Government International Bonds
	400,000	6.125		05/22/28	409,720
Ivory Coast Government International Bonds
	200,000	6.125		06/15/33	177,812
Mexico Government International Bonds (c)
	624,000	3.771		05/24/61	364,416
	289,000	3.750		04/19/71	162,851
Panama Government International Bonds (c)
	200,000	4.500		01/19/63	121,400

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Peru Government International Bonds (c)
$20,000	2.780%	12/01/60	$10,870
100,000	3.230 (h)	07/28/21	53,750
Republic of Poland Government International Bonds (c)
290,000	5.125	09/18/34	286,276
350,000	5.500	03/18/54	327,880
Romania Government International Bonds
70,000	6.375	01/30/34	67,270
State of Israel
200,000	3.800	05/13/60	127,874

			2,739,674

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,890,391)			$3,261,031

Bank Loans(i) – 0.8%

Automotive - Parts–0.2%
Adient U.S. LLC(1 mo. USD Term SOFR + 2.250%)
$668,250	6.575%	01/31/31	$658,560

Consumer Cyclical Services–0.2%
IRB Holding Corp.(1 mo. USD Term SOFR + 2.500%)
669,946	6.825	12/15/27	665,310

Diversified Manufacturing–0.2%
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
654,307	6.805	03/15/30	653,489

Lodging–0.2%
Travel & Leisure Co.(1 mo. USD Term SOFR + 2.500%)
669,938	6.825	12/14/29	666,796

Restaurants–0.0%
SeaWorld Parks & Entertainment, Inc.(1 mo. USD Term SOFR + 2.000%)
246,884	6.325	12/04/31	244,724

TOTAL BANK LOANS (Cost $2,923,266)			$2,888,879

U.S. Treasury Obligations – 5.9%

U.S. Treasury Bills(g)(j)
$3,500,000	0.000%	05/20/25	$3,479,876
U.S. Treasury Bonds
1,500,000	3.125	05/15/48	1,167,422
1,450,000	3.375	11/15/48	1,176,766
1,550,000	2.875	05/15/49	1,142,398
15,000	4.250	08/15/54	14,159
U.S. Treasury Inflation-Indexed Bonds
4,163,789	1.500	02/15/53	3,463,101
U.S. Treasury Notes
1,920,000	1.250	05/31/28	1,770,000
1,970,000	1.500	02/15/30	1,757,301
6,530,000	4.000	03/31/30	6,542,754

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

$2,600	3.500%	04/30/30	$2,544

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,539,398)			$20,516,321

Shares	Dividend Rate		Value

Investment Company(k) – 3.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
11,551,292	4.259%		$11,551,292
(Cost $11,551,292)

TOTAL INVESTMENTS – 118.0% (Cost $416,386,701)			$409,979,771

LIABILITIES IN EXCESS OF OTHER ASSETS – (18.0)%			(62,413,789)

NET ASSETS – 100.0%			$347,565,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(f)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $71,064,727 which represents approximately 20.5% of net assets as of March 31, 2025.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Actual maturity date is July 28, 2121.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	4,902,977	NZD	5,383,479	04/04/25	$7,012
	AUD	4,128,433	USD	2,566,390	04/02/25	13,302
	AUD	2,387,897	USD	1,467,124	04/07/25	25,037
	AUD	5,261,166	USD	3,286,450	06/18/25	3,132
	BRL	18,829,092	USD	3,264,381	04/02/25	33,705
	BRL	1,525,264	USD	264,981	04/10/25	1,742
	BRL	4,585,105	USD	795,197	04/22/25	5,021
	BRL	7,975,418	USD	1,350,999	05/05/25	37,431
	BRL	342,063	USD	57,867	06/18/25	1,082
	CAD	925,855	USD	642,787	04/08/25	842
	CAD	2,070,757	USD	1,442,952	06/18/25	1,668
	CHF	1,708,621	USD	1,904,683	05/08/25	35,446
	CHF	401,246	USD	456,935	06/18/25	858
	CLP	796,860,353	USD	836,915	04/21/25	2,234
	CNH	3,541,368	USD	487,253	04/11/25	578
	CNH	6,058,275	USD	831,039	04/22/25	4,198
	CNH	7,517,711	USD	1,037,928	05/19/25	397
	CNH	2,048,455	USD	283,219	06/18/25	235
	CNH	15,595,118	USD	2,134,797	07/10/25	26,363
	CNH	15,904,595	USD	2,179,010	07/14/25	25,653
	COP	1,075,284,415	USD	256,264	04/14/25	373
	COP	1,098,407,810	USD	260,997	04/25/25	778
	COP	3,301,617,243	USD	784,046	05/12/25	915
	EUR	215,920	CHF	206,462	04/01/25	89
	EUR	2,211,946	CHF	2,107,991	04/04/25	8,422
	EUR	2,408,429	PLN	10,058,721	04/04/25	7,964
	EUR	7,547,808	USD	8,015,235	04/04/25	147,912
	EUR	5,782,116	USD	6,130,127	04/07/25	124,357
	EUR	10,738,319	USD	11,093,734	04/09/25	523,113
	EUR	4,120,800	USD	4,454,585	04/10/25	3,590
	EUR	2,614,724	USD	2,746,767	04/28/25	84,800
	EUR	3,359,070	USD	3,505,782	05/06/25	133,539
	EUR	2,524,064	USD	2,628,812	05/12/25	106,798
	EUR	8,147,129	USD	8,661,418	06/18/25	187,168
	EUR	1,888,101	USD	2,046,702	06/30/25	5,401
	GBP	1,043,922	USD	1,345,252	04/04/25	3,221
	GBP	2,225,809	USD	2,832,191	04/28/25	42,814

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	GBP	1,656,224	USD	2,104,296	05/27/25	$34,988
	GBP	593,909	USD	765,546	06/04/25	1,583
	GBP	1,191,210	USD	1,519,144	06/18/25	19,489
	HUF	539,296,815	USD	1,402,020	06/18/25	39,754
	INR	109,223,400	USD	1,254,000	04/07/25	23,243
	INR	191,769,090	USD	2,178,577	06/17/25	52,260
	INR	167,388,258	USD	1,923,379	06/18/25	23,721
	JPY	171,884,453	USD	1,101,714	04/03/25	44,638
	MXN	21,651,385	USD	1,052,315	04/21/25	2,648
	MXN	9,956,258	USD	469,806	06/18/25	11,634
	NOK	31,984,109	USD	2,911,410	06/18/25	128,630
	NZD	3,497,862	USD	1,946,910	04/07/25	39,277
	NZD	3,244,323	USD	1,831,096	04/22/25	11,892
	NZD	3,261,189	USD	1,829,201	05/05/25	23,994
	NZD	864,917	USD	490,013	05/07/25	1,505
	PLN	4,920,696	EUR	1,173,407	04/04/25	1,283
	PLN	1,128,090	USD	283,490	06/18/25	6,909
	SEK	55,839,811	USD	5,036,355	04/01/25	519,187
	SEK	33,382,115	USD	3,145,472	06/18/25	191,077
	SGD	837,959	USD	623,977	06/18/25	2,282
	USD	1,212,171	AUD	1,917,952	04/04/25	13,700
	USD	845,223	AUD	1,326,049	04/07/25	16,595
	USD	1,208,777	AUD	1,922,308	04/22/25	7,408
	USD	2,492,965	AUD	3,984,199	06/12/25	1,954
	USD	4,510,155	AUD	7,153,324	06/18/25	37,486
	USD	212,220	BRL	1,204,667	04/02/25	1,212
	USD	535,602	BRL	3,072,374	05/05/25	736
	USD	161,876	CAD	231,726	04/07/25	795
	USD	1,356,097	CAD	1,947,507	04/08/25	2,244
	USD	535,338	CAD	762,578	06/17/25	3,367
	USD	3,734,294	CAD	5,340,483	06/18/25	8,617
	USD	224,213	CAD	316,887	09/17/25	2,193
	USD	2,170,300	CHF	1,888,848	06/18/25	15,259
	USD	479,457	CHF	414,447	09/17/25	1,653
	USD	270,438	CLP	256,456,080	04/07/25	356
	USD	368,243	CLP	341,139,991	04/21/25	8,998
	USD	260,858	CLP	240,041,476	04/28/25	8,085
	USD	846,053	CLP	788,233,609	06/18/25	16,416
	USD	2,198,322	CNH	15,945,683	04/11/25	1,771
	USD	1,034,079	CNH	7,458,810	04/24/25	5,597
	USD	689,751	CNH	4,987,590	05/19/25	879
	USD	5,866,034	CNH	42,219,931	06/18/25	23,870
	USD	297,246	CNH	2,128,948	09/17/25	784
	USD	269,542	COP	1,115,363,886	04/03/25	2,946
	USD	258,628	COP	1,069,970,830	04/04/25	2,917
	USD	271,755	COP	1,120,175,388	04/07/25	4,157
	USD	257,834	COP	1,069,702,517	04/08/25	2,327
	USD	262,523	COP	1,081,071,526	04/10/25	4,369
	USD	524,855	COP	2,180,027,576	04/14/25	4,550
	USD	140,384	COP	579,188,629	04/16/25	2,186
	USD	260,206	COP	1,063,982,866	04/21/25	6,501
	USD	521,378	COP	2,167,389,826	04/28/25	5,044
	USD	48,246	COP	201,231,775	06/18/25	637
	USD	14,528	CZK	332,122	06/18/25	114

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	634,546	EUR	584,825	04/04/25	$2,043
	USD	1,047,626	EUR	967,825	04/09/25	621
	USD	3,054,644	EUR	2,804,114	04/10/25	20,953
	USD	2,990,518	EUR	2,756,237	04/14/25	7,975
	USD	4,095,128	EUR	3,774,312	04/17/25	10,253
	USD	8,852,367	EUR	8,085,391	06/18/25	70,834
	USD	791,574	EUR	720,816	09/17/25	4,622
	USD	4,699,522	GBP	3,628,634	04/04/25	12,284
	USD	2,221,489	GBP	1,716,761	04/28/25	4,004
	USD	181,895	GBP	140,830	09/17/25	39
	USD	2,391,261	HUF	881,278,737	06/18/25	35,221
	USD	658,417	ILS	2,379,799	06/18/25	17,200
	USD	638,379	INR	54,832,416	06/18/25	556
	USD	1,529,499	JPY	224,618,182	06/18/25	18,695
	USD	384,529	JPY	56,193,487	09/17/25	2,959
	USD	569,676	KRW	824,264,392	04/10/25	10,195
	USD	321,711	KRW	470,373,799	04/24/25	2,200
	USD	1,466,406	KRW	2,105,127,365	06/18/25	32,336
	USD	334,889	KRW	481,372,797	09/17/25	5,375
	USD	735,971	MXN	14,759,653	04/04/25	15,127
	USD	534,509	MXN	10,845,193	04/21/25	6,078
	USD	123,684	MXN	2,514,244	06/18/25	2,106
	USD	163,091	NOK	1,715,699	06/18/25	16
	USD	1,448,830	NOK	15,192,909	06/20/25	4,772
	USD	1,135,695	NZD	1,973,561	04/04/25	15,117
	USD	550,668	NZD	957,844	04/07/25	6,777
	USD	3,018,703	NZD	5,255,402	04/22/25	33,290
	USD	909,797	NZD	1,560,811	04/24/25	23,104
	USD	1,232,024	NZD	2,140,788	05/05/25	15,505
	USD	2,731,915	NZD	4,766,488	05/20/25	22,387
	USD	2,043,686	NZD	3,548,739	06/18/25	24,958
	USD	557,816	PLN	2,160,493	06/18/25	1,649
	USD	487,000	SEK	4,867,760	06/18/25	466
	USD	5,250,594	SEK	52,354,930	06/26/25	15,342
	USD	1,584,949	SGD	2,119,936	04/04/25	6,735
	USD	916,193	SGD	1,214,951	06/18/25	8,185
	USD	459,204	TRY	19,004,077	06/18/25	5,098
	USD	2,963,830	TWD	97,479,938	04/07/25	31,883
	USD	2,299,795	TWD	75,390,880	04/10/25	31,691
	USD	1,615,751	TWD	53,014,820	04/14/25	20,316
	USD	4,351,736	TWD	143,996,764	04/15/25	17,937
	USD	489,480	TWD	16,113,683	04/17/25	4,438
	USD	1,215,000	TWD	40,052,500	04/21/25	8,987
	USD	243,000	TWD	8,036,496	04/24/25	957
	USD	365,000	TWD	12,068,068	04/28/25	1,419
	USD	977,000	TWD	32,352,315	05/02/25	2,009
	USD	2,920,187	TWD	96,307,756	06/03/25	11,268
	USD	724,603	TWD	23,864,316	06/18/25	3,059

TOTAL						$3,601,948

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,179,946	NZD	1,299,211	04/04/25	$(372)
	AUD	3,352,553	USD	2,103,901	04/04/25	(8,991)
	AUD	2,309,034	USD	1,456,981	04/07/25	(14,100)
	AUD	4,625,445	USD	2,934,466	04/22/25	(43,741)
	AUD	4,262,437	USD	2,667,063	06/12/25	(2,089)
	AUD	1,274,016	USD	806,254	06/18/25	(9,666)
	AUD	706,384	USD	449,465	09/17/25	(7,466)
	BRL	1,933,299	USD	341,000	04/02/25	(2,365)
	CAD	263,843	USD	184,792	04/04/25	(1,411)
	CAD	1,027,484	USD	715,463	04/08/25	(1,184)
	CAD	5,790,587	USD	4,067,489	06/18/25	(27,805)
	CHF	206,462	EUR	216,864	04/01/25	(1,109)
	CHF	2,237,015	EUR	2,347,145	04/04/25	(8,737)
	CHF	3,692,785	USD	4,230,850	06/18/25	(17,642)
	CLP	211,866,638	USD	228,629	04/07/25	(5,506)
	CLP	241,267,509	USD	260,858	04/28/25	(6,794)
	CLP	492,449,813	USD	520,890	05/02/25	(2,336)
	CLP	761,479,475	USD	821,755	05/12/25	(19,985)
	CLP	246,389,478	USD	261,335	06/18/25	(2,004)
	CNH	20,819,681	USD	2,878,353	04/22/25	(8,003)
	CNH	14,603,044	USD	2,016,911	04/24/25	(3,325)
	CNH	25,626,757	USD	3,557,455	06/18/25	(11,364)
	CNH	6,739,933	USD	934,156	07/10/25	(141)
	CNH	7,950,751	USD	1,102,739	07/14/25	(622)
	CNH	5,421,466	USD	756,818	07/23/25	(4,831)
	CNH	7,227,036	USD	1,010,747	09/17/25	(4,362)
	CNH	3,471,050	USD	486,462	09/22/25	(2,939)
	COP	1,114,818,522	USD	268,376	04/03/25	(1,910)
	COP	1,063,752,528	USD	256,264	04/04/25	(2,040)
	COP	1,123,668,685	USD	270,438	04/07/25	(2,005)
	COP	1,070,195,836	USD	258,628	04/08/25	(3,003)
	COP	1,084,221,807	USD	262,523	04/10/25	(3,617)
	COP	890,900,697	USD	214,898	04/14/25	(2,268)
	COP	1,016,958,177	USD	246,150	04/16/25	(3,498)
	COP	5,270,570,039	USD	1,280,280	04/21/25	(23,520)
	COP	1,082,038,735	USD	260,858	04/28/25	(3,085)
	CZK	127,107,291	USD	5,551,152	06/18/25	(34,969)
	EUR	1,378,738	GBP	1,157,206	04/04/25	(3,665)
	EUR	1,082,773	PLN	4,541,210	04/04/25	(1,336)
	EUR	2,013,166	USD	2,202,605	04/14/25	(24,144)
	EUR	3,979,815	USD	4,327,053	04/17/25	(19,765)
	EUR	2,954,123	USD	3,206,701	04/24/25	(8,284)
	EUR	2,086,419	USD	2,266,686	05/06/25	(6,195)
	EUR	3,667,729	USD	4,009,232	06/18/25	(25,717)
	EUR	996,346	USD	1,090,975	09/17/25	(3,212)
	EUR	997,038	USD	1,098,037	09/19/25	(9,396)
	GBP	4,237,289	EUR	5,080,430	04/04/25	(21,154)
	GBP	473,382	EUR	565,000	05/02/25	(544)
	GBP	715,317	USD	927,051	04/28/25	(3,099)
	GBP	391,910	USD	508,090	06/18/25	(1,878)
	ILS	851,942	USD	233,010	06/18/25	(3,461)
	INR	42,001,167	USD	488,626	06/18/25	(59)
	JPY	321,421,640	USD	2,199,561	06/18/25	(37,648)
	JPY	22,340,841	USD	152,363	09/17/25	(662)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	KRW	933,376,490	USD	643,001	04/10/25	$(9,458)
	KRW	4,310,904,857	USD	2,979,079	06/18/25	(42,375)
	MXN	10,516,813	USD	519,960	04/04/25	(6,331)
	MXN	23,984,357	USD	1,178,593	05/14/25	(13,638)
	NOK	5,114,011	USD	487,000	06/18/25	(921)
	NOK	16,125,616	USD	1,537,775	06/20/25	(5,065)
	NZD	9,349,956	AUD	8,503,000	04/04/25	(4,412)
	NZD	5,042,008	USD	2,871,208	04/04/25	(8,381)
	NZD	2,423,477	USD	1,384,290	04/07/25	(8,170)
	NZD	5,169,230	USD	2,985,765	04/22/25	(49,303)
	NZD	7,994,779	USD	4,588,382	04/24/25	(46,570)
	NZD	3,651,555	USD	2,112,601	05/05/25	(37,578)
	NZD	7,740,505	USD	4,474,676	05/20/25	(74,555)
	NZD	927,845	USD	540,159	06/17/25	(12,361)
	NZD	6,651,961	USD	3,804,637	06/18/25	(20,618)
	PLN	5,292,614	EUR	1,269,510	04/04/25	(6,638)
	PLN	5,403,215	USD	1,396,189	06/18/25	(5,262)
	PLN	2,168,740	USD	557,816	09/17/25	(1,581)
	SEK	62,508,810	EUR	5,773,644	04/04/25	(24,171)
	SEK	5,450,897	USD	545,207	06/18/25	(389)
	SEK	54,590,762	USD	5,474,822	06/26/25	(15,997)
	SGD	1,663,063	USD	1,244,035	04/04/25	(5,947)
	SGD	2,655,923	USD	1,994,185	06/18/25	(9,250)
	TRY	26,451,410	USD	667,432	06/18/25	(35,373)
	TWD	99,193,564	USD	3,028,780	04/07/25	(45,292)
	TWD	75,408,205	USD	2,286,282	04/10/25	(17,657)
	TWD	53,080,804	USD	1,600,736	04/14/25	(3,316)
	TWD	103,954,029	USD	3,144,574	04/15/25	(15,921)
	TWD	8,604,303	USD	260,997	04/24/25	(1,853)
	TWD	63,816,193	USD	1,955,752	06/03/25	(28,222)
	TWD	44,048,599	USD	1,339,266	06/18/25	(7,447)
	TWD	63,746,722	USD	1,936,413	06/30/25	(7,442)
	USD	2,478,506	AUD	3,985,304	04/02/25	(11,751)
	USD	809,829	AUD	1,302,814	04/22/25	(4,379)
	USD	3,392,723	BRL	19,552,995	04/02/25	(32,163)
	USD	262,523	BRL	1,523,949	04/10/25	(3,970)
	USD	1,056,102	BRL	6,183,477	04/22/25	(23,073)
	USD	644,959	BRL	3,727,498	05/05/25	(3,955)
	USD	800,031	CAD	1,150,108	06/18/25	(2,317)
	USD	272,648	CAD	391,151	09/17/25	(1,403)
	USD	1,883,863	CHF	1,689,944	05/08/25	(35,059)
	USD	1,975,753	CHF	1,751,833	06/18/25	(22,965)
	USD	558,794	CLP	531,971,460	05/12/25	(1,325)
	USD	3,884,845	CNH	28,361,164	04/22/25	(25,229)
	USD	1,762,272	CNH	12,774,799	06/18/25	(5,435)
	USD	1,363,759	COP	5,725,059,400	04/21/25	(1,374)
	USD	4,365,187	CZK	103,889,267	06/18/25	(143,384)
	USD	15,658,386	EUR	14,540,577	04/04/25	(67,617)
	USD	2,678,989	EUR	2,478,709	04/07/25	(2,218)
	USD	13,678,814	EUR	13,252,354	04/09/25	(657,747)
	USD	1,364,686	EUR	1,265,121	04/24/25	(5,055)
	USD	1,244,359	EUR	1,160,242	04/28/25	(12,103)
	USD	1,343,909	EUR	1,268,762	05/12/25	(31,191)
	USD	3,579,114	EUR	3,376,363	06/18/25	(87,949)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	264,814	EUR	243,204	09/19/25	$(734)
	USD	1,123,922	GBP	871,799	06/04/25	(2,145)
	USD	557,816	GBP	433,481	06/17/25	(2,092)
	USD	2,006,945	GBP	1,556,912	06/18/25	(4,048)
	USD	545,768	GBP	423,780	09/17/25	(1,466)
	USD	1,263,243	INR	109,380,106	04/07/25	(15,832)
	USD	2,224,834	INR	195,179,735	06/17/25	(45,680)
	USD	586,815	INR	51,602,998	06/18/25	(13,443)
	USD	541,183	INR	47,597,748	09/17/25	(9,502)
	USD	897,922	JPY	140,224,104	04/03/25	(37,277)
	USD	2,219,772	JPY	336,295,500	08/05/25	(53,604)
	USD	1,079,379	MXN	22,463,382	06/18/25	(6,849)
	USD	2,124,108	NOK	23,310,342	06/18/25	(91,504)
	USD	3,426,008	NZD	6,111,323	04/07/25	(44,178)
	USD	1,410,673	NZD	2,514,568	04/22/25	(17,767)
	USD	2,387,972	NZD	4,239,897	04/24/25	(20,702)
	USD	1,143,592	NZD	2,021,552	05/05/25	(5,170)
	USD	700,464	NZD	1,236,448	05/07/25	(2,189)
	USD	3,301,964	NZD	5,855,833	06/18/25	(29,173)
	USD	1,835,836	PLN	7,403,991	06/18/25	(70,142)
	USD	5,003,491	SEK	55,504,580	04/01/25	(518,697)
	USD	3,177,311	SEK	32,022,082	06/18/25	(23,303)
	USD	238,983	SEK	2,399,080	09/17/25	(1,965)
	USD	242,834	TRY	10,417,595	06/18/25	(6,095)
	USD	552,012	ZAR	10,197,947	06/18/25	(669)

TOTAL						$(3,246,406)

FORWARD SALES CONTRACTS — At March 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	04/20/25	$(2,000,000)	$(1,771,471)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	04/01/25	(25,000,000)	(23,924,805)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	04/01/25	(21,000,000)	(20,582,462)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/01/25	(3,000,000)	(2,386,289)

(PROCEEDS RECEIVED: $(48,489,961))					$(48,665,027)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	21	06/26/25	$2,487,251	$(18,094)
10 Year U.S. Treasury Notes	307	06/18/25	34,144,156	27,507
20 Year U.S. Treasury Bonds	151	06/18/25	17,709,469	72,527

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	768	06/30/25	$ 83,064,000	$190,948
ICE 3M Sonia Bonds	92	03/17/26	28,541,137	3,506
Ultra 10-Year U.S. Treasury Notes	60	06/18/25	6,847,500	14,705
Ultra Long U.S. Treasury Bonds	149	06/18/25	18,215,250	86,944

Total				$378,043

Short position contracts:
2 Year U.S. Treasury Notes	(260)	06/30/25	(53,864,688)	3,998
30 Year German Euro-Buxl	(1)	06/06/25	(128,956)	7,632
French 10 Year Government Bonds	(1)	06/06/25	(132,665)	3,015

Total				$ 14,645

TOTAL FUTURES CONTRACTS				$392,688

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

8.750%(a)	Mexico Interbank TIIE 28 Days(a)	03/18/26	MXN	141,640		$(36,882)	$(9,923)	$(26,959)
6.250(b)	12M MIBOR(b)	03/19/26	INR	710,210		(12,762)	4,190	(16,952)
1M BID Average(b)	13.750%(b)	01/04/27	BRL	21,120		(47,146)	(28,963)	(18,183)
12M SOFR(c)	3.851(c)	03/31/27		$101,330	(d)	343,114	164,690	178,424
12M SOFR(c)	3.851(c)	03/31/27		6,420	(d)	21,751	(3,750)	25,501
3.750(c)	12M GBP(c)	06/18/27	GBP	620	(d)	3,520	3,684	(164)
0.500(c)	12M JYOR(c)	06/18/27	JPY	1,886,000	(d)	101,385	108,283	(6,898)
3.500(c)	12M SOFR(c)	06/18/27		$1,770	(d)	4,244	7,341	(3,097)
3.250(c)	12M SOFR(c)	06/18/27		5,160	(d)	36,905	41,466	(4,561)
6M EURO(e)	2.500(c)	06/18/27	EUR	860	(d)	5,992	3,900	2,092
12M CDOR(e)	3.000(e)	06/18/27	CAD	3,700	(d)	35,391	28,953	6,438
12M SOFR(c)	3.250(c)	06/18/27		$1,160	(d)	(8,296)	(12,722)	4,426
6M NIBOR(e)	4.000(c)	06/18/27	NOK	121,240	(d)	(65,127)	(80,753)	15,626
1.750(c)	6M EURO(c)	06/18/27	EUR	3,100	(d)	12,550	7,990	4,560
Mexico Interbank
TIIE 28 Days(a)	8.250(a)	09/15/27	MXN	24,190	(d)	10,989	7,612	3,377
1M CNRR(f)	1.500(f)	09/17/27	CNY	44,110	(d)	(5,538)	(3,681)	(1,857)
12M THOR(f)	1.750(f)	09/17/27	THB	9,830	(d)	2,038	736	1,302
5.500(e)	12M CLICP(e)	09/17/27	CLP	509,200	(d)	(6,149)	(4,723)	(1,426)
8.250(f)	12M CPIBR(f)	09/17/27	COP	5,092,170	(d)	1,612	(8,386)	9,998
3M KWCDC(f)	2.500(f)	09/17/27	KRW	6,451,330	(d)	(702)	(5,026)	4,324
6M WIBOR(e)	4.750(c)	09/17/27	PLN	4,160	(d)	4,980	(588)	5,568
12M MIBOR(e)	6.000(e)	09/17/27	INR	234,080	(d)	10,967	7,193	3,774
6.250(c)	6M BUBOR(e)	09/17/27	HUF	302,740	(d)	4,496	28	4,468
3.500(c)	6M PRIBO(e)	09/17/27	CZK	37,320	(d)	(2,573)	411	(2,984)
3M JIBAR(f)	7.500(f)	09/17/27	ZAR	25,320	(d)	3,052	4,415	(1,363)
3M EURO(f)	2.143(b)	11/20/27	EUR	162,760	(d)	(162,265)	(14,992)	(147,273)
2.180(b)	6M EURO(e)	11/20/27		162,760	(d)	196,531	26,156	170,375

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M MIBOR(e)	6.000%(e)	03/19/28	INR	544,290		$24,964	$(15,201)	$40,165
6M EURO(e)	2.500(c)	05/14/28	EUR	5,402	(d)	22,999	(115,665)	138,664
6M EURO(e)	2.325(c)	02/25/29		9,872	(d)	(27,397)	(208,632)	181,235
3.799%(c)	12M SOFR(c)	08/31/29		$97,140	(d)	(722,489)	(267,701)	(454,788)
1M BID Average(b)	13.250(b)	01/02/30	BRL	2,840		(16,163)	(11,610)	(4,553)
6.000(e)	12M MIBOR(e)	03/19/30	INR	176,750		(7,793)	12,732	(20,525)
12M JYOR(c)	0.750(c)	06/18/30	JPY	390,000	(d)	(41,452)	(46,652)	5,200
3M STIBOR(f)	2.500(c)	06/18/30	SEK	31,580	(d)	(28,570)	(29,029)	459
12M GBP(c)	3.500(c)	06/18/30	GBP	3,410	(d)	(95,318)	(97,535)	2,217
6M NIBOR(e)	4.000(c)	06/18/30	NOK	35,710	(d)	(17,292)	(32,148)	14,856
2.250(c)	6M EURO(e)	06/18/30	EUR	910	(d)	7,660	11,935	(4,275)
2.000(f)	12M THOR(f)	09/17/30	THB	40,700	(d)	(25,938)	(13,295)	(12,643)
1.500(f)	1M CNRR(f)	09/17/30	CNY	14,520	(d)	7,314	9,409	(2,095)
12M CPIBR(f)	8.750(f)	09/17/30	COP	2,129,060	(d)	946	10,749	(9,803)
3.822(c)	12M SOFR(c)	01/31/32		$15,870	(d)	(144,668)	6,602	(151,270)
12M SOFR(c)	3.250(c)	06/18/32		80	(d)	(2,073)	(2,500)	427
1.295(c)	12M JYOR(c)	08/02/34	JPY	2,952,240	(d)	193,528	530	192,998
3.864(c)	12M SOFR(c)	11/15/34		$5,820	(d)	(59,143)	(5,338)	(53,805)
3.750(c)	6M PRIBOR(e)	03/19/35	CZK	3,980		401	2,597	(2,196)
6M EURO(e)	3.000(c)	03/28/35	EUR	5,090	(d)	11,930	6,565	5,365
3.000(e)	12M CDOR(e)	06/18/35	CAD	2,400	(d)	(39,176)	(30,451)	(8,725)
1.000(c)	12M JYOR(c)	06/18/35	JPY	2,246,000	(d)	476,636	539,976	(63,340)
3.250(c)	12M SOFR(c)	06/18/35		$1,910	(d)	79,425	98,410	(18,985)
6M EURO(e)	2.500(c)	06/18/35	EUR	4,620	(d)	(74,838)	(78,557)	3,719
3M STIBOR(f)	2.750(c)	06/18/35	SEK	35,570	(d)	(63,387)	(59,320)	(4,067)
12M SOFR(c)	3.250(c)	06/18/35		$2,050	(d)	(85,248)	(92,291)	7,043
12M GBP(c)	3.500(c)	06/18/35	GBP	530	(d)	(37,071)	(36,315)	(756)
3M NZDOR(f)	4.250(e)	06/18/35	NZD	3,190	(d)	15,173	9,284	5,889
4.250(e)	6M AUDOR(e)	06/18/35	AUD	2,620	(d)	9,372	16,895	(7,523)
4.000(c)	6M NIBOR(e)	06/18/35	NOK	3,950	(d)	2,880	5,045	(2,165)
Mexico Interbank
TIIE 28 Days(a)	8.750(a)	09/05/35	MXN	7,300	(d)	8,781	6,080	2,701
5.750(e)	12M CLICP(e)	09/17/35	CLP	195,000	(d)	(5,496)	(5,285)	(211)
3.750(f)	3M KWCDC(f)	09/17/35	KRW	1,498,480	(d)	(100,957)	(90,338)	(10,619)
6.750(c)	6M BUBOR(e)	09/17/35	HUF	38,870	(d)	2,237	2,321	(84)
5.000(c)	6M WIBOR(e)	09/17/35	PLN	890	(d)	(3,375)	987	(4,362)
12M CPIBR(f)	9.250(f)	09/17/35	COP	811,880	(d)	106	6,617	(6,511)
3M JIBAR(f)	9.250(f)	09/17/35	ZAR	3,520	(d)	3,400	3,129	271
4.250(c)	12M GBP(c)	09/07/37	GBP	2,190	(d)	4,246	(21,662)	25,908
6M EURO(e)	3.000(c)	01/25/39	EUR	7,960	(d)	(25,370)	21,178	(46,548)
3.000(c)	6M EURO(e)	03/28/40		6,230	(d)	15,027	20,295	(5,268)
2.500(c)	6M EURO(e)	01/25/44		19,040	(d)	211,285	(2,459)	213,744
12M JYOR(c)	2.160(c)	08/02/44	JPY	3,737,250	(d)	(366,524)	(245,536)	(120,988)
6M EURO(e)	2.500(c)	06/18/45	EUR	1,310	(d)	(57,497)	(65,254)	7,757
6M EURO(e)	2.000(c)	01/25/49		11,360	(d)	(139,186)	(11,408)	(127,778)
2.000(c)	6M EURO(e)	05/17/53		1,925	(d)	96,708	(49,729)	146,437
2.500(c)	6M EURO(e)	11/10/53		3,108	(d)	2,169	(231,377)	233,546
12M EURO(c)	2.530(c)	03/19/56		1,980	(d)	(12,473)	(14,567)	2,094
2.610(c)	6M EURO(e)	03/19/56		1,980	(d)	13,430	12,728	702

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000%(c)	6M EURO(e)	06/18/75	EUR	770	(d)	$108,800	$110,960	$(2,160)

TOTAL						$(427,400)	$(721,290)	$293,890

(a)	Payments made monthly.

(b)	Payments made at maturity.

(c)	Payments made annually.

(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.

(e)	Payments made semi-annually.

(f)	Payments made quarterly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.568%	JPMorgan Securities, Inc.	12/15/56	$1,350	$(192,866)	$(168,554)	$(24,312)

(a)	Payments made monthly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 43	5.000%	3.628%	12/20/29	$ 1,575	$ 86,774	$119,825	$(33,051)
CDX.NA.IG Index 43	1.000	0.558	12/20/29	23,000	442,807	446,595	(3,788)

TOTAL					$529,581	$566,420	$(36,839)

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	2,980,000	$ 2,980,000	$ 18,204	$ 37,711	$ (19,507)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	2,980,000	2,980,000	22,128	40,476	(18,348)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	3,010,000	3,010,000	25,465	45,243	(19,778)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	6,830,000	6,830,000	49,626	46,353	3,273
6M IRS	BNP Paribas SA	2.200	09/08/2025	4,720,000	4,720,000	20,848	16,592	4,256

Total purchased option contracts				20,520,000	$ 20,520,000	$ 136,271	$ 186,375	$ (50,104)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(880,000)	(880,000)	(11,086)	(37,805)	26,719
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(870,000)	(870,000)	(12,035)	(40,186)	28,151
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(890,000)	(890,000)	(17,544)	(45,471)	27,927
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(640,000)	(640,000)	(36,979)	(46,584)	9,605
6M IRS	BNP Paribas SA	2.463	09/08/2025	(440,000)	(440,000)	(11,988)	(16,578)	4,590
1M IRS	BofA Securities LLC	2.751	04/07/2025	(1,890,000)	(1,890,000)	(18,959)	(18,807)	(152)
1M IRS	Citibank NA	2.654	04/28/2025	(1,810,000)	(1,810,000)	(14,059)	(15,294)	1,235
1M IRS	JPMorgan Securities, Inc.	2.723	04/14/2025	(1,870,000)	(1,870,000)	(17,797)	(18,796)	999
1M IRS	JPMorgan Securities, Inc.	2.645	04/22/2025	(1,860,000)	(1,860,000)	(12,140)	(16,534)	4,394
1M IRS	MS & Co. Int. PLC	3.854	04/07/2025	(2,050,000)	(2,050,000)	(20,348)	(21,371)	1,023
1M IRS	MS & Co. Int. PLC	3.849	04/14/2025	(2,030,000)	(2,030,000)	(22,985)	(21,112)	(1,873)
1M IRS	MS & Co. Int. PLC	3.811	04/21/2025	(1,990,000)	(1,990,000)	(20,657)	(18,134)	(2,523)
1M IRS	MS & Co. Int. PLC	3.914	04/28/2025	(1,970,000)	(1,970,000)	(33,473)	(17,434)	(16,039)

				(19,190,000)	$(19,190,000)	$(250,050)	$(334,106)	$ 84,056

Puts
1M IRS	BofA Securities LLC	2.751	04/07/2025	(1,890,000)	(1,890,000)	(2,838)	(18,807)	15,969
1M IRS	Citibank NA	2.654	04/28/2025	(1,810,000)	(1,810,000)	(15,820)	(15,294)	(526)
1M IRS	JPMorgan Securities, Inc.	2.723	04/14/2025	(1,870,000)	(1,870,000)	(7,007)	(18,796)	11,789
1M IRS	JPMorgan Securities, Inc.	2.645	04/22/2025	(1,860,000)	(1,860,000)	(15,410)	(16,534)	1,124
1M IRS	MS & Co. Int. PLC	3.854	04/07/2025	(2,050,000)	(2,050,000)	(4,779)	(21,371)	16,592
1M IRS	MS & Co. Int. PLC	3.849	04/14/2025	(2,030,000)	(2,030,000)	(8,254)	(21,112)	12,858
1M IRS	MS & Co. Int. PLC	3.811	04/21/2025	(1,990,000)	(1,990,000)	(12,341)	(18,134)	5,793
1M IRS	MS & Co. Int. PLC	3.914	04/28/2025	(1,970,000)	(1,970,000)	(8,243)	(17,435)	9,192

				(15,470,000)	$(15,470,000)	$ (74,692)	$(147,483)	$ 72,791

Total written option contracts				(34,660,000)	$(34,660,000)	$(324,742)	$(481,589)	$156,847

TOTAL				(14,140,000)	$(14,140,000)	$(188,471)	$(295,214)	$106,743

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CNY	Barclays Bank PLC	$ 7.360	04/16/2025	2,449,000	$ 2,449,000	$ 1,031	$ 20,731	$ (19,700)
Call USD/Put INR	Barclays Bank PLC	89.200	06/13/2025	2,480,000	2,480,000	1,652	16,021	(14,369)
Call USD/Put BRL	BNP Paribas SA	5.860	04/16/2025	2,475,000	2,475,000	11,410	36,078	(24,668)
Call USD/Put CNY	BNP Paribas SA	7.470	05/15/2025	5,012,000	5,012,000	2,401	35,610	(33,209)
Call USD/Put CLP	BofA Securities LLC	965.000	05/08/2025	2,447,000	2,447,000	26,220	29,350	(3,130)
Call USD/Put CNY	BofA Securities LLC	7.255	04/16/2025	7,316,000	7,316,000	28,101	53,553	(25,452)
Call USD/Put CNY	BofA Securities LLC	7.300	04/22/2025	5,512,500	5,512,500	11,036	40,583	(29,547)
Call USD/Put COP	BofA Securities LLC	4,280.000	05/08/2025	2,449,000	2,449,000	26,951	37,768	(10,817)
Call USD/Put MXN	BofA Securities LLC	20.610	05/12/2025	3,663,000	3,663,000	62,619	52,212	10,407
Call USD/Put TWD	BofA Securities LLC	32.900	04/11/2025	4,900,000	4,900,000	52,165	39,136	13,029
Call USD/Put CNY	Citibank NA	7.320	07/08/2025	4,917,000	4,917,000	24,865	48,401	(23,536)
Call USD/Put CNY	Citibank NA	7.540	07/10/2025	4,910,000	4,910,000	6,103	35,081	(28,978)
Call USD/Put CNY	Citibank NA	7.208	07/21/2025	1,225,000	1,225,000	13,318	20,828	(7,510)
Call USD/Put CNY	Citibank NA	7.165	09/18/2025	1,214,000	1,214,000	18,318	15,740	2,578
Call USD/Put CNY	Deutsche Bank AG (London)	7.400	04/16/2025	7,404,000	7,404,000	1,192	50,310	(49,118)
Call USD/Put CAD	JPMorgan Securities, Inc.	1.433	04/04/2025	1,254,000	1,254,000	8,260	5,768	2,492
Call USD/Put CNY	JPMorgan Securities, Inc.	7.540	07/08/2025	4,902,000	4,902,000	5,814	34,535	(28,721)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.290	07/10/2025	4,919,000	4,919,000	30,695	53,947	(23,252)
Call USD/Put MXN	JPMorgan Securities, Inc.	21.000	04/15/2025	3,712,000	3,712,000	17,179	48,553	(31,374)
Call USD/Put TWD	JPMorgan Securities, Inc.	32.850	05/29/2025	4,987,000	4,987,000	64,407	41,292	23,115
Call USD/Put CNY	Standard Chartered Bank	7.360	04/16/2025	5,015,000	5,015,000	2,111	46,143	(44,032)
Call USD/Put INR	Standard Chartered Bank	86.450	06/13/2025	2,519,000	2,519,000	12,794	18,432	(5,638)
Call USD/Put TWD	Standard Chartered Bank	33.100	06/26/2025	4,859,000	4,859,000	47,982	41,408	6,574

				90,540,500	$ 90,540,500	$ 476,624	$ 821,480	$(344,856)

Puts
Put AUD/Call USD	Barclays Bank PLC	0.614	04/16/2025	3,992,000	3,992,000	6,021	21,922	(15,901)
Put NZD/Call USD	Barclays Bank PLC	0.568	04/22/2025	8,662,000	8,662,000	44,738	50,182	(5,444)
Put NZD/Call USD	Barclays Bank PLC	0.566	05/01/2025	8,529,000	8,529,000	45,252	54,968	(9,716)
Put NZD/Call USD	Barclays Bank PLC	0.581	05/01/2025	8,359,000	8,359,000	121,963	54,186	67,777
Put AUD/Call USD	BNP Paribas SA	0.631	04/16/2025	7,660,000	7,660,000	65,535	43,005	22,530
Put AUD/Call USD	BNP Paribas SA	0.625	04/16/2025	7,732,581	7,732,581	39,345	43,545	(4,200)
Put EUR/Call USD	BNP Paribas SA	1.048	04/03/2025	9,593,000	9,593,000	145	65,126	(64,981)
Put EUR/Call USD	BNP Paribas SA	1.078	04/08/2025	9,118,000	9,118,000	35,888	90,756	(54,868)
Put EUR/Call USD	BNP Paribas SA	1.090	04/15/2025	6,697,000	6,697,000	78,903	55,251	23,652

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	BNP Paribas SA	$ 1.074	04/22/2025	6,759,000	$ 6,759,000	$ 33,115	$ 42,375	$ (9,260)
Put EUR/Call USD	BNP Paribas SA	1.078	05/02/2025	6,838,000	6,838,000	53,325	69,469	(16,144)
Put GBP/Call USD	BNP Paribas SA	1.292	04/24/2025	3,760,000	3,760,000	36,165	32,165	4,000
Put GBP/Call USD	BNP Paribas SA	1.276	05/22/2025	2,861,000	2,861,000	22,599	36,845	(14,246)
Put EUR/Call USD	BofA Securities LLC	1.065	04/03/2025	9,529,000	9,529,000	4,018	76,850	(72,832)
Put EUR/Call USD	BofA Securities LLC	1.078	06/26/2025	4,511,000	4,511,000	53,844	53,136	708
Put NZD/Call USD	BofA Securities LLC	0.563	04/22/2025	8,542,000	8,542,000	28,783	33,550	(4,767)
Put NZD/Call USD	BofA Securities LLC	0.561	05/01/2025	8,542,000	8,542,000	29,900	37,319	(7,419)
Put USD/Call JPY	BofA Securities LLC	144.100	08/01/2025	4,936,000	4,936,000	68,921	57,174	11,747
Put AUD/Call USD	Citibank NA	0.610	04/03/2025	5,935,000	5,935,000	545	49,200	(48,655)
Put NZD/Call USD	Citibank NA	0.569	04/22/2025	8,607,000	8,607,000	48,607	51,997	(3,390)
Put NZD/Call USD	Citibank NA	0.555	05/01/2025	8,846,000	8,846,000	17,965	57,675	(39,710)
Put EUR/Call USD	Deutsche Bank AG (London)	1.036	04/02/2025	9,593,000	9,593,000	—	62,405	(62,405)
Put EUR/Call USD	Deutsche Bank AG (London)	1.043	05/02/2025	7,097,000	7,097,000	5,978	70,746	(64,768)
Put GBP/Call USD	HSBC Bank PLC	1.254	04/24/2025	3,925,000	3,925,000	3,453	41,048	(37,595)
Put GBP/Call USD	HSBC Bank PLC	1.278	04/24/2025	3,815,000	3,815,000	16,484	40,794	(24,310)
Put NZD/Call USD	HSBC Bank PLC	0.578	05/16/2025	8,359,000	8,359,000	111,441	53,447	57,994
Put EUR/Call USD	JPMorgan Securities, Inc.	1.063	09/17/2025	2,232,000	2,232,000	24,571	20,723	3,848
Put NZD/Call USD	JPMorgan Securities, Inc.	0.553	04/03/2025	8,731,000	8,731,000	307	66,116	(65,809)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.569	04/03/2025	8,730,000	8,730,000	26,309	57,956	(31,647)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.571	04/16/2025	8,536,000	8,536,000	54,725	49,604	5,121
Put USD/Call CAD	JPMorgan Securities, Inc.	1.433	04/04/2025	1,254,000	1,254,000	3,014	5,768	(2,754)
Put EUR/Call USD	MS & Co. Int. PLC	1.031	05/08/2025	7,178,000	7,178,000	3,749	83,005	(79,256)
Put NZD/Call USD	Standard Chartered Bank	0.557	04/16/2025	8,846,000	8,846,000	12,064	55,507	(43,443)
Put NZD/Call USD	Standard Chartered Bank	0.570	04/22/2025	8,433,000	8,433,000	54,237	40,829	13,408
Put NZD/Call USD	Standard Chartered Bank	0.578	05/16/2025	8,421,500	8,421,500	112,275	82,537	29,738
Put NZD/Call USD	Standard Chartered Bank	0.570	05/16/2025	12,707,000	12,707,000	107,841	137,156	(29,315)
Put NZD/Call USD	UBS AG (London)	0.579	04/16/2025	8,456,000	8,456,000	102,581	45,542	57,039

				266,322,081	$ 266,322,081	$ 1,474,606	$ 1,989,879	$(515,273)

Total purchased option contracts				356,862,581	$ 356,862,581	$ 1,951,230	$ 2,811,359	$(860,129)

Written option contracts
Calls
Call AUD/Put NZD	Barclays Bank PLC	1.103	04/08/2025	(3,859,000)	(3,859,000)	(3,639)	(11,178)	7,539
Call EUR/Put PLN	Barclays Bank PLC	4.185	04/16/2025	(1,112,000)	(1,112,000)	(7,688)	(7,955)	267

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CAD	Barclays Bank PLC	$ 1.438	04/11/2025	(1,221,000)	$ (1,221,000)	$ (7,083)	$ (10,079)	$ 2,996
Call USD/Put INR	Barclays Bank PLC	86.450	06/13/2025	(2,519,000)	(2,519,000)	(12,794)	(34,284)	21,490
Call USD/Put SGD	Barclays Bank PLC	1.331	04/15/2025	(1,218,000)	(1,218,000)	(12,155)	(8,081)	(4,074)
Call EUR/Put CHF	BNP Paribas SA	0.955	04/22/2025	(2,242,000)	(2,242,000)	(14,187)	(18,902)	4,715
Call EUR/Put GBP	BNP Paribas SA	0.837	04/24/2025	(2,255,000)	(2,255,000)	(14,686)	(14,173)	(513)
Call USD/Put BRL	BNP Paribas SA	5.860	04/16/2025	(2,475,000)	(2,475,000)	(11,410)	(39,353)	27,943
Call USD/Put CNY	BNP Paribas SA	7.300	04/22/2025	(5,512,500)	(5,512,500)	(11,036)	(10,308)	(728)
Call EUR/Put SEK	BofA Securities LLC	10.940	04/11/2025	(2,266,000)	(2,266,000)	(5,983)	(19,084)	13,101
Call USD/Put CNY	BofA Securities LLC	7.360	04/16/2025	(7,464,000)	(7,464,000)	(3,142)	(25,930)	22,788
Call USD/Put CNY	BofA Securities LLC	7.470	05/15/2025	(5,012,000)	(5,012,000)	(2,401)	(16,449)	14,048
Call USD/Put JPY	BofA Securities LLC	158.500	08/01/2025	(4,936,000)	(4,936,000)	(15,800)	(51,976)	36,176
Call USD/Put MXN	BofA Securities LLC	21.000	04/15/2025	(3,712,000)	(3,712,000)	(17,179)	(17,988)	809
Call USD/Put TWD	BofA Securities LLC	33.000	04/22/2025	(1,219,000)	(1,219,000)	(10,320)	(6,412)	(3,908)
Call USD/Put CNY	Citibank NA	7.540	07/08/2025	(4,902,000)	(4,902,000)	(5,814)	(18,587)	12,773
Call AUD/Put NZD	Deutsche Bank AG (London)	1.100	04/29/2025	(1,929,000)	(1,929,000)	(5,986)	(5,553)	(433)
Call EUR/Put SEK	Deutsche Bank AG (London)	10.960	04/08/2025	(2,279,000)	(2,279,000)	(3,295)	(18,684)	15,389
Call USD/Put CNY	Deutsche Bank AG (London)	7.255	04/16/2025	(7,316,000)	(7,316,000)	(28,101)	(115,629)	87,528
Call USD/Put TWD	HSBC Bank PLC	32.850	04/10/2025	(1,221,000)	(1,221,000)	(14,570)	(6,600)	(7,970)
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.096	04/22/2025	(3,851,000)	(3,851,000)	(16,724)	(12,657)	(4,067)
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.098	04/28/2025	(1,926,000)	(1,926,000)	(7,347)	(5,716)	(1,631)
Call EUR/Put GBP	JPMorgan Securities, Inc.	0.840	04/08/2025	(2,279,000)	(2,279,000)	(4,921)	(16,286)	11,365
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.195	04/10/2025	(1,127,000)	(1,127,000)	(4,822)	(5,687)	865
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.182	04/24/2025	(1,127,000)	(1,127,000)	(9,822)	(8,436)	(1,386)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.020	04/16/2025	(2,232,000)	(2,232,000)	(3,311)	(18,012)	14,701
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.030	04/22/2025	(2,242,000)	(2,242,000)	(4,087)	(17,994)	13,907
Call EUR/Put USD	JPMorgan Securities, Inc.	1.142	09/17/2025	(2,232,000)	(2,232,000)	(15,671)	(18,649)	2,978
Call USD/Put CNY	JPMorgan Securities, Inc.	7.540	07/10/2025	(4,910,000)	(4,910,000)	(6,103)	(18,236)	12,133
Call USD/Put INR	JPMorgan Securities, Inc.	89.200	06/13/2025	(2,480,000)	(2,480,000)	(1,652)	(10,664)	9,012
Call USD/Put TWD	JPMorgan Securities, Inc.	32.780	04/08/2025	(2,454,000)	(2,454,000)	(34,567)	(14,663)	(19,904)
Call EUR/Put GBP	MS & Co. Int. PLC	0.842	04/16/2025	(2,232,000)	(2,232,000)	(6,121)	(14,749)	8,628
Call USD/Put SGD	MS & Co. Int. PLC	1.334	04/28/2025	(1,217,000)	(1,217,000)	(10,859)	(7,296)	(3,563)
Call USD/Put CAD	Royal Bank of Canada	1.433	04/04/2025	(1,254,000)	(1,254,000)	(8,260)	(10,914)	2,654

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call AUD/Put NZD	Standard Chartered Bank	$1.105	04/03/2025	(4,041,000)	$ (4,041,000)	$ (1,389)	$ (11,553)	$ 10,164
Call USD/Put CNY	Standard Chartered Bank	7.400	04/16/2025	(7,404,000)	(7,404,000)	(1,192)	(31,371)	30,179
Call USD/Put INR	Standard Chartered Bank	86.050	04/24/2025	(1,214,000)	(1,214,000)	(3,005)	(5,915)	2,910
Call USD/Put TWD	Standard Chartered Bank	32.900	04/11/2025	(4,900,000)	(4,900,000)	(52,165)	(70,726)	18,561
Call USD/Put TWD	Standard Chartered Bank	32.850	05/29/2025	(4,987,000)	(4,987,000)	(64,407)	(53,635)	(10,772)
Call EUR/Put GBP	UBS AG (London)	0.842	04/14/2025	(2,266,000)	(2,266,000)	(5,525)	(17,735)	12,210
Call EUR/Put PLN	UBS AG (London)	4.160	04/03/2025	(1,191,000)	(1,191,000)	(9,772)	(8,365)	(1,407)

				(122,235,500)	$(122,235,500)	$ (478,991)	$ (836,464)	$ 357,473

Puts
Put AUD/Call NZD	Barclays Bank PLC	1.103	04/08/2025	(3,859,000)	(3,859,000)	(8,666)	(11,177)	2,511
Put EUR/Call PLN	Barclays Bank PLC	4.185	04/16/2025	(1,112,000)	(1,112,000)	(4,699)	(7,955)	3,256
Put NZD/Call USD	Barclays Bank PLC	0.555	05/01/2025	(8,846,000)	(8,846,000)	(17,965)	(28,505)	10,540
Put NZD/Call USD	Barclays Bank PLC	0.566	05/01/2025	(8,529,000)	(8,529,000)	(45,252)	(17,768)	(27,484)
Put USD/Call CAD	Barclays Bank PLC	1.438	04/11/2025	(1,221,000)	(1,221,000)	(6,630)	(10,079)	3,449
Put USD/Call SGD	Barclays Bank PLC	1.331	04/15/2025	(1,218,000)	(1,218,000)	(1,826)	(8,081)	6,255
Put AUD/Call USD	BNP Paribas SA	0.610	04/03/2025	(5,935,000)	(5,935,000)	(545)	(18,510)	17,965
Put AUD/Call USD	BNP Paribas SA	0.631	04/16/2025	(7,648,705)	(7,648,705)	(65,438)	(67,179)	1,741
Put EUR/Call CHF	BNP Paribas SA	0.955	04/22/2025	(2,242,000)	(2,242,000)	(13,683)	(18,902)	5,219
Put EUR/Call GBP	BNP Paribas SA	0.837	04/24/2025	(2,255,000)	(2,255,000)	(10,868)	(14,173)	3,305
Put EUR/Call USD	BNP Paribas SA	1.036	04/02/2025	(9,593,000)	(9,593,000)	—	(32,819)	32,819
Put EUR/Call USD	BNP Paribas SA	1.065	04/03/2025	(9,529,000)	(9,529,000)	(4,018)	(45,351)	41,333
Put EUR/Call USD	BNP Paribas SA	1.078	04/08/2025	(9,118,000)	(9,118,000)	(35,888)	(52,025)	16,137
Put EUR/Call USD	BNP Paribas SA	1.090	04/15/2025	(6,697,000)	(6,697,000)	(78,903)	(79,664)	761
Put EUR/Call USD	BNP Paribas SA	1.043	05/02/2025	(7,097,000)	(7,097,000)	(5,978)	(15,028)	9,050
Put GBP/Call USD	BNP Paribas SA	1.278	04/24/2025	(3,815,000)	(3,815,000)	(16,484)	(15,851)	(633)
Put GBP/Call USD	BNP Paribas SA	1.292	04/24/2025	(3,760,000)	(3,760,000)	(36,165)	(32,038)	(4,127)
Put NZD/Call USD	BNP Paribas SA	0.578	05/16/2025	(4,179,500)	(4,179,500)	(55,721)	(44,954)	(10,767)
Put AUD/Call USD	BofA Securities LLC	0.614	04/16/2025	(3,992,000)	(3,992,000)	(6,021)	(10,137)	4,116
Put EUR/Call SEK	BofA Securities LLC	10.940	04/11/2025	(2,266,000)	(2,266,000)	(22,150)	(19,084)	(3,066)
Put EUR/Call USD	BofA Securities LLC	1.048	04/03/2025	(9,593,000)	(9,593,000)	(145)	(29,028)	28,883
Put NZD/Call USD	BofA Securities LLC	0.570	04/22/2025	(8,433,000)	(8,433,000)	(54,232)	(61,538)	7,306
Put NZD/Call USD	BofA Securities LLC	0.581	05/01/2025	(8,359,000)	(8,359,000)	(121,963)	(87,060)	(34,903)
Put USD/Call TWD	BofA Securities LLC	33.000	04/22/2025	(1,219,000)	(1,219,000)	(2,749)	(6,412)	3,663
Put NZD/Call USD	Citibank NA	0.569	04/03/2025	(8,730,000)	(8,730,000)	(26,309)	(102,474)	76,165
Put NZD/Call USD	Citibank NA	0.568	04/22/2025	(8,662,000)	(8,662,000)	(44,738)	(106,576)	61,838
Put USD/Call CNY	Citibank NA	7.070	07/10/2025	(4,910,000)	(4,910,000)	(15,476)	(33,413)	17,937
Put AUD/Call NZD	Deutsche Bank AG (London)	1.100	04/29/2025	(1,929,000)	(1,929,000)	(5,716)	(5,553)	(163)
Put EUR/Call SEK	Deutsche Bank AG (London)	10.960	04/08/2025	(2,279,000)	(2,279,000)	(23,982)	(18,683)	(5,299)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	Deutsche Bank AG (London)	$1.031	05/08/2025	(4,785,625)	$ (4,785,625)	$ (2,499)	$ (25,095)	$ 22,596
Put GBP/Call USD	HSBC Bank PLC	1.254	04/24/2025	(3,925,000)	(3,925,000)	(3,453)	(16,934)	13,481
Put NZD/Call USD	HSBC Bank PLC	0.569	04/22/2025	(8,607,000)	(8,607,000)	(48,607)	(17,660)	(30,947)
Put USD/Call TWD	HSBC Bank PLC	32.850	04/10/2025	(1,221,000)	(1,221,000)	(525)	(6,600)	6,075
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.096	04/22/2025	(3,851,000)	(3,851,000)	(5,980)	(12,657)	6,677
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.098	04/28/2025	(1,926,000)	(1,926,000)	(4,325)	(5,716)	1,391
Put EUR/Call GBP	JPMorgan Securities, Inc.	0.840	04/08/2025	(2,279,000)	(2,279,000)	(12,351)	(16,287)	3,936
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.195	04/10/2025	(1,127,000)	(1,127,000)	(5,571)	(5,687)	116
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.182	04/24/2025	(1,127,000)	(1,127,000)	(5,247)	(8,436)	3,189
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.020	04/16/2025	(2,232,000)	(2,232,000)	(37,095)	(18,013)	(19,082)
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.030	04/22/2025	(2,242,000)	(2,242,000)	(40,272)	(17,995)	(22,277)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.553	04/03/2025	(8,731,000)	(8,731,000)	(307)	(17,563)	17,256
Put USD/Call CNY	JPMorgan Securities, Inc.	7.085	07/08/2025	(4,902,000)	(4,902,000)	(16,775)	(33,642)	16,867
Put USD/Call TWD	JPMorgan Securities, Inc.	32.780	04/08/2025	(2,454,000)	(2,454,000)	(402)	(14,663)	14,261
Put EUR/Call GBP	MS & Co. Int. PLC	0.842	04/16/2025	(2,232,000)	(2,232,000)	(17,563)	(14,749)	(2,814)
Put EUR/Call USD	MS & Co. Int. PLC	1.031	05/08/2025	(2,389,447)	(2,389,447)	(1,248)	(6,924)	5,676
Put USD/Call SGD	MS & Co. Int. PLC	1.334	04/28/2025	(1,217,000)	(1,217,000)	(4,120)	(7,296)	3,176
Put USD/Call CAD	Royal Bank of Canada	1.433	04/04/2025	(1,254,000)	(1,254,000)	(3,015)	(10,914)	7,899
Put AUD/Call NZD	Standard Chartered Bank	1.105	04/03/2025	(4,041,000)	(4,041,000)	(11,133)	(11,553)	420
Put NZD/Call USD	Standard Chartered Bank	0.571	04/16/2025	(8,536,000)	(8,536,000)	(54,725)	(117,977)	63,252
Put NZD/Call USD	Standard Chartered Bank	0.579	04/16/2025	(8,456,000)	(8,456,000)	(102,581)	(74,402)	(28,179)
Put NZD/Call USD	Standard Chartered Bank	0.578	05/16/2025	(12,601,000)	(12,601,000)	(167,995)	(136,012)	(31,983)
Put USD/Call INR	Standard Chartered Bank	86.050	04/24/2025	(1,214,000)	(1,214,000)	(8,676)	(5,914)	(2,762)
Put EUR/Call GBP	UBS AG (London)	0.842	04/14/2025	(2,266,000)	(2,266,000)	(16,492)	(17,734)	1,242
Put EUR/Call PLN	UBS AG (London)	4.160	04/03/2025	(1,191,000)	(1,191,000)	(623)	(8,365)	7,742
Put NZD/Call USD	UBS AG (London)	0.557	04/16/2025	(8,846,000)	(8,846,000)	(12,064)	(21,914)	9,850

				(260,679,277)	$(260,679,277)	$(1,315,854)	$(1,650,719)	$ 334,865

Total written option contracts				(382,914,777)	$(382,914,777)	$(1,794,845)	$(2,487,183)	$ 692,338

TOTAL				(26,052,196)	$ (26,052,196)	$ 156,385	$ 324,176	$(167,791)

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
1M IRS	—1 Month Interest Rate Swaptions
2Y IRS	—1 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Ind 43	—CDX North America High Yield Index 43
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 45.8%

Collateralized Mortgage Obligations – 2.8%
Regular Floater(a) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$4,313,402	5.340%		02/25/55	$4,287,663
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
5,806,703	5.340		03/25/55	5,795,735

				10,083,398

Sequential Fixed Rate – 0.7%
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
63,487	6.500		02/15/36	66,457
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
153,912	5.000		02/15/34	155,419
Federal National Mortgage Association REMICS Series 2011-99, Class DB
280,073	5.000		10/25/41	282,135
Federal National Mortgage Association REMICS Series 2012- 111, Class B
52,960	7.000		10/25/42	56,823
Federal National Mortgage Association REMICS Series 2012- 153, Class B
184,004	7.000		07/25/42	198,984
Federal National Mortgage Association REMICS Series 2011-52, Class GB
302,089	5.000		06/25/41	303,948
Government National Mortgage Association REMICS Series 2021-135, Class A
12,736,664	2.000	(b)	08/20/51	10,427,157
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
3,282,484	5.853	(b)(c)(d)	11/25/64	3,303,787

				14,794,710

Sequential Floating Rate(a)(b) – 1.7%
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
425,000	6.000	(c)	02/25/55	430,489
CSMC Trust Series 2020-AFC1, Class M1
1,650,000	2.841	(c)	02/25/50	1,432,603
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
275,147	5.990	(c)	01/25/34	276,222
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
1,550,000	6.340	(c)	03/25/44	1,555,293
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
3,013,333	5.590	(c)	08/25/44	3,020,581
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
705,369	5.890	(c)	10/25/41	708,630

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(b) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$884,000	5.990	%(c)	12/25/41	$884,646
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
739,908	8.240	(c)	04/25/43	784,745
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
730,000	7.436	(c)	06/25/43	757,344
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,300,000	6.140	(c)	01/25/44	1,302,025
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
3,525,000	6.140	(c)	02/25/44	3,538,507
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
1,550,214	5.340	(c)	07/25/44	1,548,921
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,100,000	6.040	(c)	07/25/44	1,099,995
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
35,983	4.911		01/19/36	40,170
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
23,328	5.155		10/25/34	22,506
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
2,933,791	2.520	(c)	05/25/52	2,435,141
JP Morgan Mortgage Trust Series 2024-4, Class A5A
2,125,000	6.000	(c)	10/25/54	2,147,406
JP Morgan Mortgage Trust Series 2024-5, Class A6
2,039,935	6.000	(c)	11/25/54	2,045,877
JP Morgan Mortgage Trust Series 2024-1, Class A4
3,116,463	6.000	(c)	06/25/54	3,134,831
JP Morgan Mortgage Trust Series 2024-1, Class A5
1,700,000	6.000	(c)	06/25/54	1,719,214
JP Morgan Mortgage Trust Series 2025-VIS1, Class A1
5,771,652	5.493	(c)	08/25/55	5,778,195
Mill City Mortgage Loan Trust Series 2017-2, Class A3
186,544	3.250	(c)	07/25/59	180,749
PRKCM Trust Series 2021-AFC2, Class A2
4,132,000	2.693	(c)	11/25/56	2,912,804
Verus Securitization Trust Series 2022-1, Class A3
3,084,037	3.288	(c)	01/25/67	2,763,913
WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
6,910	5.676		02/25/33	6,605

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(b) – (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
$74,474	3.500	%(c)	07/25/49	$66,530

				40,593,942

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				65,472,050

Commercial Mortgage-Backed Securities – 6.9%
Regular Floater(a)(c) – 0.1%
BX Commercial Mortgage Trust Series 2024-GPA3, Class A (1 mo. USD Term SOFR + 1.293%)
$2,531,828	5.612%		12/15/39	$2,524,074

Sequential Fixed Rate – 2.8%
Bank Series 2019-BN21, Class A5
950,000	2.851	(b)	10/17/52	869,363
Bank Series 2023-BNK46, Class A4
3,350,000	5.745	(b)	08/15/56	3,499,059
Bank Series 2024-BNK47, Class A5
4,353,000	5.716	(b)	06/15/57	4,549,094
Bank5 Series 2024-5YR7, Class A3
3,950,000	5.769	(b)	06/15/57	4,078,827
Bank5 Series 2024-5YR8, Class A3
2,250,000	5.884	(b)	08/15/57	2,329,578
Bank5 Series 2024-5YR11, Class A3
3,100,000	5.893	(b)	11/15/57	3,225,213
BBCMS Mortgage Trust Series 2024-5C29, Class A3
4,450,000	5.208	(b)	09/15/57	4,515,592
BMO Mortgage Trust Series 2023-C5, Class A5
4,400,000	5.765	(b)	06/15/56	4,576,286
BMO Mortgage Trust Series 2023-C7, Class A5
3,000,000	6.160	(b)	12/15/56	3,215,655
BMO Mortgage Trust Series 2024-C9, Class A5
3,650,000	5.759	(b)	07/15/57	3,816,729
BMO Mortgage Trust Series 2024-5C6, Class A3
1,900,000	5.316	(b)	09/15/57	1,928,876
BX Trust Series 2022-CLS, Class A
2,400,000	5.760	(c)	10/13/27	2,427,969
COMM Mortgage Trust Series 2024-277P, Class A
5,425,000	6.338	(c)	08/10/44	5,656,283
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(c)	05/10/41	4,072,324
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161, Class A2
3,450,000	4.900	(a)(b)	10/25/33	3,524,782
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
3,678,000	3.024	(c)	01/05/39	3,416,436
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
4,000,000	3.598	(b)(c)	06/05/39	3,676,728
ROCK Trust Series 2024-CNTR, Class A
6,850,000	5.388	(c)	11/13/41	6,901,375

				66,280,169

Sequential Floating Rate – 4.0%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
2,526,000	2.778	(a)	11/15/54	2,130,857

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Bank5 Series 2024-5YR9, Class AS
$3,950,000	6.182	%(a)(b)	08/15/57	$4,092,549
Bank5 Trust Series 2025-5YR13, Class AS
3,372,000	6.096	(a)(b)	01/15/58	3,479,214
BBCMS Mortgage Trust Series 2024-C26, Class B
4,040,000	5.943	(a)(b)	05/15/57	4,110,115
Benchmark Mortgage Trust Series 2024-V8, Class A3
2,800,000	6.189	(a)(b)	07/15/57	2,934,327
BMO Mortgage Trust Series 2024-5C6, Class AS
3,400,000	5.755	(a)(b)	09/15/57	3,472,861
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
2,961,609	5.711	(a)(c)	03/15/41	2,962,170
BX Commercial Mortgage Trust Series 2024-MDHS, Class A (1 mo. USD Term SOFR + 1.641%)
1,633,154	5.961	(a)(c)	05/15/41	1,632,772
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
2,015,000	6.010	(a)(c)	08/15/39	2,016,428
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
858,719	6.770	(a)(c)	08/15/39	858,095
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
4,725,000	5.961	(a)(c)	02/15/41	4,717,996
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
1,450,000	6.409	(a)(c)	03/15/41	1,445,922
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
500,000	7.358	(a)(c)	03/15/41	499,476
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-152, Class A2
3,600,000	3.780	(a)(b)	11/25/32	3,427,084
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
2,191,990	5.033	(a)(b)	02/25/33	2,196,169
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K510, Class A2
1,350,000	5.069	(a)(b)	10/25/28	1,376,697
Houston Galleria Mall Trust Series 2025-HGLR, Class A
3,300,000	5.462	(a)(c)	02/05/45	3,347,036
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
5,280,000	5.467	(a)(c)	01/13/40	5,373,611
IRV Trust Series 2025-200P, Class A
8,250,000	5.295	(a)(b)(c)	03/14/47	8,220,620
IRV Trust Series 2025-200P, Class B
5,300,000	5.440	(a)(b)(c)	03/14/47	5,176,289
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,975,000	5.797	(a)(c)	10/05/39	2,005,139
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
5,150,000	6.209	(a)(c)	08/15/41	5,145,907
NY Commercial Mortgage Trust Series 2025-299P, Class A
3,250,000	5.286	(a)(c)	02/10/47	3,335,408

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
NY Commercial Mortgage Trust Series 2025-299P, Class B
$1,950,000	5.533	%(a)(c)	02/10/47	$1,980,345
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,300,000	6.012	(a)(c)	02/15/42	2,276,102
ROCK Trust Series 2024-CNTR, Class B
2,250,000	5.930	(c)	11/13/41	2,295,811
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
4,150,000	4.954	(a)(c)	07/15/35	4,159,948
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 (1 mo. USD Term SOFR + 1.691%)
4,900,000	6.010	(a)(c)	08/15/41	4,880,513
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class B12 (1 mo. USD Term SOFR + 2.290%)
2,700,000	6.610	(a)(c)	08/15/41	2,682,414

				92,231,875

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$161,036,118

Federal Agencies – 36.1%
Adjustable Rate Federal National Mortgage Association(a) – 0.0%
(1 yr. CMT + 2.163%)
$780	6.984%		06/01/33	$794
(RFUCC 1 yr. Treasury + 1.640%)
96,711	7.488%		07/01/34	99,409
(RFUCC 1 yr. Treasury + 1.566%)
336,153	7.030%		09/01/34	344,697
(RFUCC 1 yr. Treasury + 1.732%)
181,827	6.809%		05/01/35	188,585
(RFUCC 1 yr. Treasury + 1.233%)
110,034	6.633%		06/01/35	112,115

				745,600

Federal Home Loan Mortgage Corp. – 0.1%
1,247	5.500%		10/01/25	1,248
6,136	7.500		12/01/30	6,504
3,054	7.500		01/01/31	3,233
3,345	5.000		10/01/33	3,363
343	5.000		04/01/35	345
5,212	5.000		07/01/35	5,253
32,091	5.000		12/01/35	32,508
77,247	5.000		01/01/38	78,244
154,913	5.000		01/01/39	156,917
61,549	5.000		06/01/39	62,103
6,271	4.000		06/01/40	6,044
3,546	5.000		08/01/40	3,599
973	4.500		11/01/40	963
42,449	4.000		02/01/41	40,915
3,556	5.000		06/01/41	3,607
3,843	4.000		11/01/41	3,695
896,322	4.500		08/01/48	874,218

				1,282,759

Federal National Mortgage Association – 0.0%
2,894	8.000		02/01/31	2,925

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal National Mortgage Association – (continued)
$8,922	7.000%	03/01/31	$9,354

			12,279

Government National Mortgage Association – 8.6%
3,951	6.000	11/15/38	4,108
35,229	5.000	07/15/40	35,721
2,221	4.000	02/20/41	2,149
3,572	4.000	11/20/41	3,452
599	4.000	01/20/42	579
1,923	4.000	04/20/42	1,857
1,198	4.000	10/20/42	1,156
18,096	4.000	08/20/43	17,446
1,697	4.000	03/20/44	1,635
2,096	4.000	05/20/44	2,019
145,504	4.000	11/20/44	140,028
9,598	4.000	05/20/45	9,230
1,289,828	4.000	07/20/45	1,232,943
20,498	4.000	10/20/45	19,569
97,534	4.500	02/20/48	95,294
264,092	4.500	04/20/48	257,780
704,547	4.500	05/20/48	687,487
661,987	5.000	07/20/48	662,008
1,133,938	4.500	08/20/48	1,106,127
595,098	5.000	08/20/48	594,559
4,836,040	4.500	09/20/48	4,717,432
4,935	3.500	09/20/48	4,573
754,208	5.000	10/20/48	753,525
2,351,692	5.000	11/20/48	2,349,562
4,347,648	4.500	12/20/48	4,234,224
1,325,698	5.000	12/20/48	1,324,083
2,482,726	4.500	01/20/49	2,417,955
2,145,307	5.000	01/20/49	2,142,692
1,696,479	4.000	02/20/49	1,605,755
539,332	4.500	02/20/49	524,924
430,050	4.500	03/20/49	418,831
1,521,447	4.000	03/20/49	1,440,084
762,496	5.000	03/20/49	761,567
7,017	3.500	04/20/49	6,495
1,719,143	4.000	04/20/49	1,627,207
535,060	4.000	05/20/49	506,112
17,102	3.500	08/20/49	15,822
2,800,225	3.000	08/20/49	2,500,060
1,771,763	5.000	08/20/49	1,771,819
640,771	4.500	10/20/49	624,855
13,696,632	3.000	10/20/49	12,209,308
510,108	3.500	12/20/49	471,912
1,487,241	3.500	02/20/50	1,375,880
5,091,422	3.000	03/20/50	4,529,660
139,721	3.500	06/20/50	129,395
325,844	3.500	07/20/50	301,446
930,032	4.000	01/20/51	878,552
651,506	3.000	07/20/51	577,444
1,354,643	2.500	09/20/51	1,146,162
1,598,932	2.500	10/20/51	1,358,350
7,111,583	3.000	11/20/51	6,284,883
2,495,685	2.500	11/20/51	2,119,394
5,918,549	3.000	12/20/51	5,251,287
3,048,886	2.500	12/20/51	2,591,326

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$31,686,471	4.500%	09/20/52	$30,561,788
1,674,608	3.500	02/20/53	1,548,307
14,000,000	2.000	TBA-30yr(e)	11,448,854
16,000,000	2.500	TBA-30yr(e)	13,643,776
6,000,000	4.000	TBA-30yr(e)	5,617,585
8,000,000	3.500	TBA-30yr(e)	7,299,921
18,000,000	5.500	TBA-30yr(e)	18,039,461
7,000,000	5.000	TBA-30yr(e)	6,886,329
33,000,000	6.000	TBA-30yr(e)	33,492,423

			202,386,167

Uniform Mortgage-Backed Security – 27.4%
3,120	7.000	08/01/27	3,157
166	6.500	09/01/27	167
13,510	7.000	03/01/28	13,733
512	6.500	05/01/28	521
4,004	4.500	04/01/39	3,962
3,092	4.500	05/01/39	3,063
3,599	4.500	07/01/39	3,562
12,072	4.500	08/01/39	11,956
104,152	4.500	12/01/39	103,161
6,902	4.500	04/01/41	6,820
225,902	4.500	05/01/41	223,237
31,484	4.500	08/01/41	31,134
10,393	3.000	11/01/42	9,462
233,774	3.000	12/01/42	213,212
338,619	3.000	01/01/43	309,395
51,508	3.000	02/01/43	47,084
384,632	3.000	03/01/43	350,435
684,911	3.000	04/01/43	623,356
461,101	3.000	05/01/43	419,250
49,449	3.000	06/01/43	44,828
393,452	3.000	07/01/43	357,472
230,865	5.000	05/01/44	232,396
1,189,857	4.500	04/01/45	1,170,925
142,390	4.500	05/01/45	140,125
365,712	4.500	06/01/45	359,501
2,880,627	4.000	08/01/45	2,754,013
55,105	4.000	03/01/46	52,246
29,377	4.000	06/01/46	27,796
8,686	4.000	08/01/46	8,218
69,898	4.000	10/01/46	66,136
102,113	4.000	06/01/47	96,918
1,344,936	4.500	07/01/47	1,310,928
343,407	4.500	11/01/47	334,617
166,307	4.000	12/01/47	158,106
620,150	4.000	01/01/48	589,566
1,776,662	4.000	02/01/48	1,686,529
41,814	4.500	02/01/48	40,652
1,306,136	4.000	03/01/48	1,238,702
70,336	4.500	05/01/48	68,338
955,968	4.000	06/01/48	907,926
11,895	4.500	06/01/48	11,550
10,231	4.500	07/01/48	9,932
897,065	4.000	07/01/48	851,554
1,473,085	4.000	08/01/48	1,394,912
7,175	4.500	08/01/48	6,960
869,399	4.500	09/01/48	845,493

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$2,571,398	5.000%	11/01/48	$2,576,268
1,478,216	4.500	11/01/48	1,433,982
973,647	4.500	12/01/48	944,254
1,271,762	4.500	01/01/49	1,233,322
915,314	4.500	02/01/49	887,702
760,033	3.000	02/01/49	674,833
3,312	4.500	03/01/49	3,212
440,772	4.500	06/01/49	427,676
1,701,340	4.500	07/01/49	1,649,032
171,143	3.500	07/01/49	156,910
833,629	4.500	08/01/49	808,215
5,506,404	3.000	09/01/49	4,870,489
2,420,807	5.000	10/01/49	2,414,800
1,080,467	3.000	10/01/49	955,688
1,524,372	3.000	12/01/49	1,345,469
107,803	4.500	02/01/50	104,600
19,376,551	4.500	03/01/50	18,900,627
8,020,588	4.000	03/01/50	7,577,415
2,147,239	5.000	03/01/50	2,141,912
15,079	4.500	04/01/50	14,607
1,335,370	4.500	05/01/50	1,293,410
2,352,369	2.500	09/01/50	1,989,641
20,240,401	2.000	10/01/50	16,239,572
18,826,182	3.000	10/01/50	16,587,445
5,443,698	3.000	11/01/50	4,796,312
20,226,705	2.000	11/01/50	16,204,533
2,649,323	2.500	11/01/50	2,239,150
7,155,166	3.000	12/01/50	6,313,190
9,714,402	2.500	01/01/51	8,147,584
4,268,417	2.500	02/01/51	3,573,749
180,736	4.500	03/01/51	175,033
885,613	2.000	03/01/51	711,441
15,263,012	2.500	05/01/51	12,854,879
12,195,907	2.000	05/01/51	9,759,227
31,796,063	2.500	08/01/51	26,863,403
509,871	2.000	08/01/51	407,379
21,893,054	2.500	09/01/51	18,452,714
2,368,355	2.000	09/01/51	1,894,498
237,182	4.500	10/01/51	227,860
3,241,749	2.000	10/01/51	2,590,020
55,828,220	2.000	02/01/52	44,463,814
157,860	4.500	03/01/52	151,507
583,148	2.000	03/01/52	464,326
8,696,320	2.500	03/01/52	7,247,765
2,741,031	2.000	04/01/52	2,182,522
4,282,830	4.500	04/01/52	4,113,292
11,766,237	2.500	04/01/52	9,801,534
1,350,894	4.500	05/01/52	1,296,275
4,847,937	2.500	05/01/52	4,040,621
4,916,455	5.500	09/01/52	4,971,240
11,780,074	6.000	11/01/52	12,124,184
4,424,984	6.000	12/01/52	4,557,281
4,880,849	5.500	04/01/53	4,925,367
2,511,979	6.000	04/01/53	2,584,863
15,592,364	4.500	05/01/53	15,115,267
5,618,755	6.500	09/01/53	5,839,472
2,554,449	6.500	12/01/53	2,670,160
11,771,074	2.500	01/01/54	9,810,865

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$20,364,184	6.500%	06/01/54	$21,324,820
48,000,000	2.500	TBA-30yr(e)	39,915,000
65,000,000	3.000	TBA-30yr(e)	56,344,333
21,000,000	4.000	TBA-30yr(e)	19,578,399
31,000,000	3.500	TBA-30yr(e)	27,965,391
103,000,000	5.500	TBA-30yr(e)	102,867,223
22,000,000	6.500	TBA-30yr(e)	22,689,218

			644,629,798

TOTAL FEDERAL AGENCIES			$849,056,603

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,098,140,349)			$1,075,564,771

Corporate Obligations – 25.8%

Aerospace & Defense(b) – 0.8%
Boeing Co.
$1,575,000	3.450%	11/01/28	$1,503,810
2,211,000	5.150	05/01/30	2,224,200
4,599,000	6.528	05/01/34	4,925,023
300,000	3.250	02/01/35	246,525
163,000	3.375	06/15/46	109,326
100,000	3.625	03/01/48	68,198
100,000	3.850	11/01/48	70,879
1,225,000	5.805	05/01/50	1,165,440
4,093,000	6.858	05/01/54	4,448,477
Howmet Aerospace, Inc.
1,728,000	4.850	10/15/31	1,723,352
RTX Corp.
2,300,000	6.100	03/15/34	2,466,451

			18,951,681

Agriculture(b) – 0.5%
BAT Capital Corp.
2,000,000	2.259	03/25/28	1,868,900
5,749,000	6.000	02/20/34	5,977,695
Bunge Ltd. Finance Corp.
1,993,000	4.200	09/17/29	1,960,115
1,991,000	4.650	09/17/34	1,924,262

			11,730,972

Automotive – 0.2%
General Motors Co.
550,000	4.000	04/01/25	550,000
General Motors Financial Co., Inc. (b)
3,200,000	1.500	06/10/26	3,077,376

			3,627,376

Banks – 6.5%
Banco Santander SA
400,000	4.250	04/11/27	396,768
800,000	3.306	06/27/29	756,384
800,000	2.749	12/03/30	695,040
4,400,000	6.921	08/08/33	4,667,080
Bank of America Corp.
237,000	6.110	01/29/37	246,004

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(3 mo. USD Term SOFR + 1.252%)
$225,000	2.496	%(a)(b)	02/13/31	$201,996
(3 mo. USD Term SOFR + 1.632%)
1,550,000	3.593	(a)(b)	07/21/28	1,516,675
(5 yr. CMT + 1.200%)
94,000	2.482	(a)(b)	09/21/36	78,268
(Secured Overnight Financing Rate + 1.220%)
1,375,000	2.651	(a)(b)	03/11/32	1,210,523
245,000	2.299	(a)(b)	07/21/32	209,284
(Secured Overnight Financing Rate + 1.310%)
150,000	5.511	(a)(b)	01/24/36	152,669
(Secured Overnight Financing Rate + 1.330%)
250,000	2.972	(a)(b)	02/04/33	219,200
(Secured Overnight Financing Rate + 1.370%)
3,150,000	1.922	(a)(b)	10/24/31	2,694,636
(Secured Overnight Financing Rate + 1.530%)
3,725,000	1.898	(a)(b)	07/23/31	3,201,116
(Secured Overnight Financing Rate + 1.630%)
10,680,000	5.202	(a)(b)	04/25/29	10,847,462
(Secured Overnight Financing Rate + 1.830%)
5,000,000	4.571	(a)(b)	04/27/33	4,828,850
(Secured Overnight Financing Rate + 2.150%)
5,225,000	2.592	(a)(b)	04/29/31	4,690,691
(Secured Overnight Financing Rate + 2.160%)
1,089,000	5.015	(a)(b)	07/22/33	1,084,350
Bank of New York Mellon Corp. (a)(b) (Secured Overnight Financing Rate + 1.755%)
315,000	4.596		07/26/30	314,906
Barclays PLC (a)(b)
(1 yr. CMT + 3.500%)
4,410,000	7.437		11/02/33	4,918,385
(Secured Overnight Financing Rate + 1.590%)
4,665,000	5.785		02/25/36	4,686,879
(Secured Overnight Financing Rate + 2.714%)
800,000	2.852		05/07/26	798,344
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 1.620%)
3,975,000	5.786		01/13/33	4,063,801
BPCE SA (c)
1,150,000	4.625		09/12/28	1,140,869
(Secured Overnight Financing Rate + 1.312%)
1,650,000	2.277	(a)(b)	01/20/32	1,394,828
Canadian Imperial Bank of Commerce (a)(b) (Secured Overnight Financing Rate + 1.105%)
3,925,000	5.245		01/13/31	3,974,808
Citigroup, Inc.
2,500,000	4.600		03/09/26	2,498,075
3,175,000	3.400		05/01/26	3,137,821
2,450,000	4.450		09/29/27	2,437,015
(Secured Overnight Financing Rate + 1.351%)
3,725,000	3.057	(a)(b)	01/25/33	3,260,641
(Secured Overnight Financing Rate + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,265,866
(Secured Overnight Financing Rate + 1.830%)
2,360,000	6.020	(a)(b)	01/24/36	2,379,140
(Secured Overnight Financing Rate + 2.086%)
2,495,000	4.910	(a)(b)	05/24/33	2,444,027

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
First Horizon Corp. (a)(b) (Secured Overnight Financing Rate + 1.766%)
$2,190,000	5.514%		03/07/31	$2,200,950
HSBC Holdings PLC
600,000	4.950		03/31/30	602,208
Huntington Bancshares, Inc. (b)
1,625,000	4.000		05/15/25	1,622,059
JPMorgan Chase & Co. (a)(b)
(3 mo. USD Term SOFR + 1.599%)
2,150,000	3.782		02/01/28	2,120,631
(3 mo. USD Term SOFR + 2.515%)
675,000	2.956		05/13/31	612,981
(3 mo. USD Term SOFR + 3.790%)
275,000	4.493		03/24/31	271,455
(Secured Overnight Financing Rate + 1.260%)
3,475,000	2.963		01/25/33	3,068,355
(Secured Overnight Financing Rate + 1.800%)
3,692,000	4.586		04/26/33	3,592,574
(Secured Overnight Financing Rate + 2.040%)
75,000	2.522		04/22/31	67,267
(Secured Overnight Financing Rate + 2.080%)
2,480,000	4.912		07/25/33	2,459,862
Kreditanstalt fuer Wiederaufbau (f)
11,340,000	5.125		09/29/25	11,382,865
M&T Bank Corp. (a)(b)
(Secured Overnight Financing Rate + 1.850%)
2,280,000	5.053		01/27/34	2,203,255
(Secured Overnight Financing Rate + 2.800%)
1,930,000	7.413		10/30/29	2,078,050
Morgan Stanley
1,631,000	3.950		04/23/27	1,612,586
(3 mo. USD Term SOFR + 1.890%)
325,000	4.431	(a)(b)	01/23/30	320,808
(Secured Overnight Financing Rate + 1.034%)
2,625,000	1.794	(a)(b)	02/13/32	2,195,707
(Secured Overnight Financing Rate + 1.143%)
3,900,000	2.699	(a)(b)	01/22/31	3,535,818
(Secured Overnight Financing Rate + 1.360%)
3,175,000	2.484	(a)(b)	09/16/36	2,629,535
(Secured Overnight Financing Rate + 1.590%)
4,320,000	5.164	(a)(b)	04/20/29	4,377,283
(Secured Overnight Financing Rate + 2.076%)
2,470,000	4.889	(a)(b)	07/20/33	2,435,148
(Secured Overnight Financing Rate + 3.120%)
1,100,000	3.622	(a)(b)	04/01/31	1,037,663
Royal Bank of Canada
4,750,000	5.000		02/01/33	4,737,460
Shinhan Bank Co. Ltd. (c)
540,000	4.500		04/12/28	539,995
State Street Corp. (a)(b) (Secured Overnight Financing Rate + 2.650%)
100,000	3.152		03/30/31	92,883
Toronto-Dominion Bank
150,000	4.456		06/08/32	144,746
Truist Bank (b)
1,250,000	2.250		03/11/30	1,096,975

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Truist Financial Corp. (a)(b) (Secured Overnight Financing Rate + 2.050%)
$100,000	6.047%		06/08/27	$101,687
U.S. Bancorp (a)(b) (Secured Overnight Financing Rate + 2.020%)
4,940,000	5.775		06/12/29	5,094,128
UBS AG
4,135,000	1.250		08/07/26	3,964,514
UBS Group AG
683,000	4.550		04/17/26	683,478
(3 mo. USD LIBOR + 1.410%)
1,675,000	3.869	(a)(b)(c)	01/12/29	1,636,777
(5 yr. CMT + 4.758%)
695,000	9.250	(a)(b)(c)	11/13/33	793,294
(Secured Overnight Financing Rate + 0.980%)
315,000	1.305	(a)(b)(c)	02/02/27	306,290
(Secured Overnight Financing Rate + 1.730%)
1,545,000	3.091	(a)(b)(c)	05/14/32	1,376,518
(Secured Overnight Financing Rate + 5.020%)
1,725,000	9.016	(a)(b)(c)	11/15/33	2,106,949
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,640,060
325,000	4.300		07/22/27	323,372
(Secured Overnight Financing Rate + 2.100%)
288,000	4.897	(a)(b)	07/25/33	283,873
Westpac Banking Corp. (a)(b) (5 yr. CMT + 2.000%)
700,000	4.110		07/24/34	668,472

				153,430,932

Beverages – 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (b)
960,000	4.700		02/01/36	925,786
Anheuser-Busch InBev Worldwide, Inc.
585,000	8.200		01/15/39	745,372
Bacardi-Martini BV (b)(c)
6,350,000	5.550		02/01/30	6,467,983
Coca-Cola Consolidated, Inc. (b)
1,421,000	5.450		06/01/34	1,454,024
Constellation Brands, Inc. (b)
50,000	3.600		02/15/28	48,594
50,000	3.150		08/01/29	46,650
1,900,000	2.250		08/01/31	1,611,010
JDE Peet’s NV (b)(c)
1,650,000	1.375		01/15/27	1,550,554
Keurig Dr. Pepper, Inc. (b)
1,968,000	2.250		03/15/31	1,709,700
Pernod Ricard International Finance LLC (b)(c)
7,265,000	1.625		04/01/31	6,018,181

				20,577,854

Biotechnology(b) – 0.6%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,446,971
4,225,000	4.200		03/01/33	4,004,920
2,793,000	5.250		03/02/33	2,833,079

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Biotechnology(b) – (continued)
Royalty Pharma PLC
$2,844,000	5.400%		09/02/34	$2,808,109

				13,093,079

Building Materials(b) – 0.3%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,259,710
2,675,000	2.700		02/15/31	2,387,010
2,309,000	5.900		03/15/34	2,428,329

				8,075,049

Chemicals(b) – 0.2%
DuPont de Nemours, Inc.
975,000	4.493		11/15/25	972,991
Huntsman International LLC
850,000	4.500		05/01/29	814,436
International Flavors & Fragrances, Inc. (c)
2,300,000	1.832		10/15/27	2,141,737
950,000	3.268		11/15/40	690,964

				4,620,128

Commercial Services – 0.3%
Ashtead Capital, Inc. (b)(c)
650,000	1.500		08/12/26	621,829
2,087,000	5.800		04/15/34	2,101,066
DP World Ltd.
100,000	6.850	(c)	07/02/37	110,753
600,000	5.625		09/25/48	573,000
Quanta Services, Inc. (b)
2,594,000	5.250		08/09/34	2,559,396

				5,966,044

Computers(b) – 0.2%
Dell International LLC/EMC Corp.
451,000	5.300		10/01/29	459,032
200,000	6.200		07/15/30	211,694
540,000	8.100		07/15/36	644,096
Hewlett Packard Enterprise Co.
2,174,000	5.000		10/15/34	2,116,824

				3,431,646

Diversified Financial Services – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)
965,000	6.500		07/15/25	968,937
5,125,000	2.450		10/29/26	4,953,056
3,472,000	5.375		12/15/31	3,498,457
1,536,000	3.300		01/30/32	1,359,729
375,000	3.400		10/29/33	323,707
Air Lease Corp. (b)
625,000	2.875		01/15/26	615,900
2,200,000	3.750		06/01/26	2,176,108
3,750,000	5.200		07/15/31	3,766,912
American Express Co. (a)(b) (Secured Overnight Financing Rate + 1.835%)
4,785,000	5.043		05/01/34	4,778,397
Aviation Capital Group LLC (b)(c)
450,000	1.950		01/30/26	439,470

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Avolon Holdings Funding Ltd. (b)(c)
$873,000	5.150%		01/15/30	$865,169
Charles Schwab Corp. (a)(b) (Secured Overnight Financing Rate + 2.500%)
95,000	5.853		05/19/34	99,148
Macquarie Airfinance Holdings Ltd. (b)(c)
415,000	6.400		03/26/29	429,355
Nomura Holdings, Inc.
950,000	2.608		07/14/31	821,123
REC Ltd. (c)
200,000	5.625		04/11/28	203,400

				25,298,868

Electrical(b) – 0.3%
Alliant Energy Finance LLC (c)
225,000	4.250		06/15/28	220,259
Ameren Corp.
400,000	3.500		01/15/31	371,496
American Electric Power Co., Inc.
850,000	2.300		03/01/30	754,418
Arizona Public Service Co.
425,000	2.950		09/15/27	408,931
Avangrid, Inc.
50,000	3.200		04/15/25	49,960
Berkshire Hathaway Energy Co.
1,275,000	3.700		07/15/30	1,223,477
Exelon Corp.
1,000,000	4.050		04/15/30	969,470
Ohio Power Co.
675,000	2.600		04/01/30	610,106
Pacific Gas & Electric Co.
500,000	3.300		08/01/40	366,810
PacifiCorp
1,930,000	5.800		01/15/55	1,881,846

				6,856,773

Electronics(b) – 0.1%
Allegion U.S. Holding Co., Inc.
1,593,000	5.600		05/29/34	1,609,981

Engineering & Construction(b) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	392,960
440,000	3.875	(c)	04/30/28	419,927
200,000	5.500	(c)	10/31/46	163,600
420,000	5.500		07/31/47	345,190
340,000	5.500	(c)	07/31/47	279,439

				1,601,116

Entertainment(b) – 0.1%
Warnermedia Holdings, Inc.
2,325,000	4.054		03/15/29	2,190,057
22,000	4.279		03/15/32	19,386

				2,209,443

Environmental – 0.3%
Nature Conservancy
60,000	0.944		07/01/26	56,819

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Environmental – (continued)
$75,000	1.304%	07/01/28	$67,008
Veralto Corp. (b)
5,840,000	5.450	09/18/33	5,953,121
Waste Management, Inc. (b)
1,596,000	4.950	07/03/31	1,624,696

			7,701,644

Food & Drug Retailing(b) – 1.8%
Campbell’s Co.
7,343,000	5.400	03/21/34	7,400,863
J.M. Smucker Co.
2,498,000	5.900	11/15/28	2,612,708
2,495,000	6.200	11/15/33	2,656,202
3,535,000	6.500	11/15/53	3,821,441
Kraft Heinz Foods Co.
2,056,000	3.750	04/01/30	1,967,777
Kroger Co.
3,096,000	5.000	09/15/34	3,027,052
Mars, Inc. (c)
5,800,000	4.800	03/01/30	5,835,438
5,175,000	5.000	03/01/32	5,198,339
8,975,000	5.200	03/01/35	9,020,234
Sysco Corp.
225,000	6.600	04/01/40	245,900
75,000	6.600	04/01/50	81,410

			41,867,364

Gas(b) – 0.0%
East Ohio Gas Co. (c)
525,000	1.300	06/15/25	520,779
NiSource, Inc.
325,000	3.600	05/01/30	307,782

			828,561

Hand/Machine Tools(b) – 0.3%
Regal Rexnord Corp.
6,578,000	6.300	02/15/30	6,838,555

Healthcare Providers & Services(b) – 2.0%
Adventist Health System
540,000	2.952	03/01/29	498,523
1,345,000	5.757	12/01/34	1,348,641
Alcon Finance Corp. (c)
5,897,000	3.000	09/23/29	5,485,802
Banner Health
3,235,000	2.338	01/01/30	2,929,550
Baylor Scott & White Holdings
1,140,000	1.777	11/15/30	980,468
Centene Corp.
392,000	4.250	12/15/27	382,757
1,276,000	2.625	08/01/31	1,073,741
CommonSpirit Health
2,385,000	3.910	10/01/50	1,760,646
2,655,000	6.461	11/01/52	2,824,977
HCA, Inc.
1,590,000	3.500	09/01/30	1,475,313
7,985,000	5.450	04/01/31	8,108,209
2,760,000	5.900	06/01/53	2,632,709

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(b) – (continued)
Humana, Inc.
	$785,000	5.950%		03/15/34	$802,922
Laboratory Corp. of America Holdings
	1,719,000	4.800		10/01/34	1,654,950
Rush Obligated Group
	1,320,000	3.922		11/15/29	1,276,323
Solventum Corp.
	4,135,000	5.400		03/01/29	4,217,948
	3,040,000	5.450		03/13/31	3,099,067
	5,675,000	5.600		03/23/34	5,757,117
STERIS Irish FinCo UnLtd Co.
	501,000	2.700		03/15/31	443,630
Stryker Corp.
	475,000	3.375		11/01/25	471,575
	75,000	1.950		06/15/30	65,717
Sutter Health
	605,000	2.294		08/15/30	536,875

					47,827,460

Insurance – 0.0%
Arch Capital Group Ltd.
	300,000	7.350		05/01/34	345,297
Willis North America, Inc. (b)
	700,000	2.950		09/15/29	645,631

					990,928

Internet – 0.7%
Amazon.com, Inc. (b)
	500,000	4.800		12/05/34	504,855
Expedia Group, Inc. (b)
	1,212,000	4.625		08/01/27	1,211,140
	825,000	3.800		02/15/28	804,845
	2,039,000	3.250		02/15/30	1,901,510
	331,000	2.950		03/15/31	296,430
Netflix, Inc.
	3,010,000	5.875		11/15/28	3,148,159
	4,129,000	5.375	(c)	11/15/29	4,260,468
Prosus NV (b)(c)
EUR	100,000	2.031		08/03/32	92,746
	$230,000	4.027		08/03/50	154,029
	210,000	3.832		02/08/51	134,925
Uber Technologies, Inc. (b)
	2,625,000	4.500	(c)	08/15/29	2,579,666
	1,930,000	4.800		09/15/34	1,879,125

					16,967,898

Investment Companies(b) – 0.1%
Blackstone Private Credit Fund
	950,000	6.000		01/29/32	940,624
Blackstone Secured Lending Fund
	1,650,000	5.875		11/15/27	1,677,274
JAB Holdings BV (c)
	500,000	2.200		11/23/30	424,785

					3,042,683

Iron/Steel – 0.0%
POSCO (c)
	260,000	5.750		01/17/28	266,229

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel – (continued)
Steel Dynamics, Inc. (b)
$490,000	2.400%	06/15/25	$487,364

			753,593

Lodging(b) – 0.6%
Choice Hotels International, Inc.
1,639,000	5.850	08/01/34	1,640,262
Hyatt Hotels Corp.
5,295,000	5.500	06/30/34	5,200,855
Marriott International, Inc.
2,100,000	5.000	10/15/27	2,126,607
1,307,000	4.875	05/15/29	1,313,117
5,300,000	2.850	04/15/31	4,712,442

			14,993,283

Machinery - Construction & Mining(b)(c) – 0.1%
Weir Group PLC
2,375,000	2.200	05/13/26	2,305,745

Machinery-Diversified(b) – 0.2%
AGCO Corp.
1,298,000	5.800	03/21/34	1,314,523
IDEX Corp.
1,515,000	2.625	06/15/31	1,320,656
Ingersoll Rand, Inc.
1,270,000	5.700	08/14/33	1,311,694

			3,946,873

Media(b) – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
6,675,000	3.750	02/15/28	6,465,939
Comcast Corp.
3,511,000	5.300	06/01/34	3,566,790
100,000	3.750	04/01/40	82,014
Time Warner Cable LLC
275,000	5.875	11/15/40	251,699

			10,366,442

Miscellaneous Manufacturing – 0.1%
GE Capital International Funding Co. Unlimited Co.
405,000	4.418	11/15/35	383,697
General Electric Co.
700,000	5.875	01/14/38	739,466

			1,123,163

Multi-National(b)(c) – 0.0%
African Export-Import Bank
220,000	3.798	05/17/31	194,502

Oil Field Services – 0.3%
Devon Energy Corp. (b)

180,000	5.600	07/15/41	167,810
Marathon Petroleum Corp. (b)
375,000	3.800	04/01/28	366,427
Occidental Petroleum Corp.
1,034,000	7.875	09/15/31	1,162,030
Petronas Capital Ltd. (b)(c)
1,200,000	4.950	01/03/31	1,202,424

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
$1,290,000	5.340%		04/03/35	$1,298,798
Phillips 66 (b)
725,000	1.300		02/15/26	704,584
QatarEnergy (b)(c)
410,000	3.300		07/12/51	282,773
Reliance Industries Ltd. (c)
480,000	2.875		01/12/32	417,600
250,000	3.750		01/12/62	169,250
Saudi Arabian Oil Co. (b)(c)
1,950,000	5.750		07/17/54	1,835,418

				7,607,114

Pharmaceuticals(b) – 0.7%
Cardinal Health, Inc.
3,830,000	5.350		11/15/34	3,841,758
Cigna Group
1,263,000	2.400		03/15/30	1,134,124
3,515,000	5.125		05/15/31	3,563,507
1,025,000	4.800		08/15/38	956,899
CVS Health Corp.
7,032,000	4.780		03/25/38	6,323,385

				15,819,673

Pipelines – 1.1%
Abu Dhabi Crude Oil Pipeline LLC (c)
1,190,000	4.600		11/02/47	1,069,215
Cheniere Energy Partners LP (b)
1,185,000	5.950		06/30/33	1,217,457
Columbia Pipelines Operating Co. LLC (b)(c)
3,620,000	6.036		11/15/33	3,738,808
Enbridge, Inc. (b)
1,547,000	5.700		03/08/33	1,587,439
2,300,000	2.500		08/01/33	1,879,767
Energy Transfer LP (b)
50,000	4.950		06/15/28	50,335
375,000	5.300		04/15/47	332,179
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	168,380
2,685,049	2.940		09/30/40	2,194,437
320,000	3.250	(c)	09/30/40	248,406
Kinder Morgan, Inc. (b)
4,835,000	5.200		06/01/33	4,793,709
MPLX LP (b)
1,300,000	2.650		08/15/30	1,158,066
275,000	4.500		04/15/38	241,395
645,000	5.500		02/15/49	586,963
Plains All American Pipeline LP/PAA Finance Corp. (b)
875,000	3.800		09/15/30	823,104
Sabine Pass Liquefaction LLC (b)
275,000	5.000		03/15/27	276,317
Targa Resources Corp. (b)
1,010,000	4.200		02/01/33	931,917
Western Midstream Operating LP (b)
475,000	3.950		06/01/25	473,903
225,000	5.450		04/01/44	200,455
Williams Cos., Inc. (b)
800,000	4.000		09/15/25	798,680

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
$1,800,000	5.650%	03/15/33	$1,844,226

			24,615,158

Real Estate Investment Trust(b) – 0.3%
American Homes 4 Rent LP
723,000	4.900	02/15/29	724,995
CubeSmart LP
600,000	4.000	11/15/25	596,766
370,000	2.500	02/15/32	312,184
Host Hotels & Resorts LP
952,000	2.900	12/15/31	824,775
Invitation Homes Operating Partnership LP
3,595,000	2.000	08/15/31	3,007,110
Realty Income Corp.
400,000	3.950	08/15/27	395,240
UDR, Inc.
475,000	2.100	08/01/32	385,975
WP Carey, Inc.
1,000,000	3.850	07/15/29	961,390
725,000	2.400	02/01/31	628,655

			7,837,090

Retailing(b) – 0.3%
AutoNation, Inc.
500,000	1.950	08/01/28	454,755
825,000	4.750	06/01/30	809,605
Dollar General Corp.
2,331,000	3.875	04/15/27	2,299,485
Dollar Tree, Inc.
975,000	4.000	05/15/25	973,138
Home Depot, Inc.
625,000	3.250	04/15/32	569,969
Lowe’s Cos., Inc.
2,500,000	1.700	10/15/30	2,133,475

			7,240,427

Savings & Loans(a)(b)(c) – 0.0%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
975,000	3.960	07/18/30	937,814

Semiconductors(b) – 0.7%
Broadcom, Inc. (c)
1,284,000	4.150	04/15/32	1,217,746
2,770,000	2.600	02/15/33	2,334,168
1,156,000	3.419	04/15/33	1,029,580
975,000	3.469	04/15/34	858,263
2,175,000	3.137	11/15/35	1,803,249
156,000	3.187	11/15/36	127,998
Intel Corp.
2,750,000	5.200	02/10/33	2,713,508
934,000	5.150	02/21/34	916,730
415,000	5.700	02/10/53	381,696
NXP BV/NXP Funding LLC/NXP USA, Inc.
825,000	3.400	05/01/30	769,123
3,125,000	2.500	05/11/31	2,706,875
2,250,000	2.650	02/15/32	1,926,135

			16,785,071

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software(b) – 1.8%
AppLovin Corp.
$6,273,000	5.500%		12/01/34	$6,269,236
Cadence Design Systems, Inc.
2,109,000	4.700		09/10/34	2,057,857
Constellation Software, Inc. (c)
1,366,000	5.461		02/16/34	1,390,793
Fiserv, Inc.
75,000	4.200		10/01/28	73,936
MSCI, Inc. (c)
2,625,000	4.000		11/15/29	2,507,662
Oracle Corp.
2,000,000	4.500		05/06/28	1,999,700
1,881,000	2.950		04/01/30	1,727,623
2,550,000	4.650		05/06/30	2,544,288
5,625,000	2.875		03/25/31	5,037,300
3,520,000	5.250		02/03/32	3,565,197
2,211,000	4.900		02/06/33	2,173,745
350,000	3.600		04/01/40	275,044
2,765,000	5.550		02/06/53	2,578,860
ServiceNow, Inc.
7,215,000	1.400		09/01/30	6,088,450
Synopsys, Inc.
2,177,000	5.000		04/01/32	2,183,009
1,476,000	5.150		04/01/35	1,483,498
VMware LLC
700,000	1.800		08/15/28	638,085
Workday, Inc.
50,000	3.700		04/01/29	48,163
675,000	3.800		04/01/32	624,591

				43,267,037

Telecommunication Services – 1.8%
AT&T, Inc. (b)
2,375,000	2.750		06/01/31	2,111,019
2,750,000	2.550		12/01/33	2,255,440
1,165,000	4.900		08/15/37	1,109,150
2,355,000	4.850		03/01/39	2,207,954
450,000	5.150		11/15/46	412,767
British Telecommunications PLC
3,265,000	9.625		12/15/30	3,985,096
Rogers Communications, Inc. (b)
3,295,000	3.200		03/15/27	3,206,793
Telefonica Emisiones SA
425,000	4.665		03/06/38	383,358
T-Mobile USA, Inc. (b)
7,463,000	3.750		04/15/27	7,354,712
700,000	4.750		02/01/28	700,329
125,000	2.050		02/15/28	116,756
2,333,000	3.875		04/15/30	2,235,807
2,205,000	2.875		02/15/31	1,974,622
2,150,000	3.500		04/15/31	1,991,803
6,025,000	5.200		01/15/33	6,069,645
Verizon Communications, Inc.
3,758,000	4.329		09/21/28	3,739,210
100,000	1.750	(b)	01/20/31	84,492

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
	$1,500,000	2.550	%(b)	03/21/31	$1,321,710

					41,260,663

TOTAL CORPORATE OBLIGATIONS (Cost $618,688,756)					$606,199,683

Asset-Backed Securities(b) – 9.0%

Automotive – 0.9%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
	$3,075,000	4.700%		09/15/27	$3,073,850
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	1,425,000	4.670		08/15/28	1,425,352
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)(d)
	4,900,000	4.870		08/15/36	4,958,356
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(c)
	4,700,000	5.340		06/15/28	4,746,895
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	2,225,000	4.760		08/16/27	2,225,015
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	5,075,000	4.740		01/16/29	5,091,735

					21,521,203

Collateralized Loan Obligations(c) – 6.5%
1988 CLO 4 Ltd. Series 2024-4A, Class B(a) (3 mo. USD Term SOFR + 2.100%)
	3,250,000	6.402		04/15/37	3,256,389
AB BSL CLO 2 Ltd. Series 2021-2A, Class A(a) (3 mo. USD Term SOFR + 1.362%)
	5,600,000	5.664		04/15/34	5,598,678
ARES European CLO XXI DAC Series 21A, Class B(a) (3 mo. EUR EURIBOR + 1.700%)
EUR	1,610,000	4.111		04/15/38	1,740,879
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR(a) (3 mo. USD Term SOFR + 2.912%)
	$2,100,000	7.202		04/22/31	2,102,157
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR(a) (3 mo. USD Term SOFR + 1.420%)
	3,795,000	5.713		07/20/37	3,797,144
CIFC Funding Ltd. Series 2023-3A, Class A(a) (3 mo. USD Term SOFR + 1.600%)
	4,750,000	5.893		01/20/37	4,770,762
CIFC Funding Ltd. Series 2023-3A, Class B(a) (3 mo. USD Term SOFR + 2.300%)
	3,775,000	6.593		01/20/37	3,784,502
CQS U.S. CLO Ltd. Series 2021-1A, Class AR(a) (3 mo. USD Term SOFR + 1.200%)
	6,125,000	5.493		01/20/35	6,093,248
Crown City CLO I Series 2020-1A, Class A2R(a) (3 mo. USD Term SOFR + 2.012%)
	4,600,000	6.305		07/20/34	4,587,732
Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R(a) (3 mo. EUR EURIBOR + 1.750%)
EUR	3,680,000	4.306		02/15/38	3,943,589

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Collateralized Loan Obligations(c) – (continued)
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class A2(a) (3 mo. USD Term SOFR + 1.562%)
	$1,770,876	5.864%	07/15/31	$1,771,901
Generate CLO 2 Ltd. Series 2A, Class AR2(a) (3 mo. USD Term SOFR + 1.410%)
	4,000,000	5.700	10/22/37	4,000,492
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1R(a) (3 mo. USD Term SOFR + 1.480%)
	2,000,000	5.767	07/30/37	2,001,840
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A(a) (3 mo. USD Term SOFR + 2.250%)
	5,200,000	6.543	07/20/36	5,202,569
Harvest U.S. CLO Ltd. Series 2024-2A, Class A1(a) (3 mo. USD Term SOFR + 1.400%)
	3,000,000	6.209	10/15/37	2,999,109
Katayma CLO I Ltd. Series 2023-1A, Class B(a) (3 mo. USD Term SOFR + 2.650%)
	4,400,000	6.943	10/20/36	4,406,367
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(a) (3 mo. USD Term SOFR + 1.530%)
	4,475,000	5.832	04/15/37	4,482,178
Mountain View CLO LLC Series 2016-1A, Class AR2(a) (3 mo. USD Term SOFR + 1.260%)
	3,500,000	5.547	04/14/33	3,494,900
Oaktree CLO Ltd. Series 2021-1A, Class A1R(a) (3 mo. USD Term SOFR + 1.350%)
	3,500,000	5.652	01/15/38	3,517,391
OCP CLO Ltd. Series 2019-16A, Class AR(a) (3 mo. USD Term SOFR + 1.262%)
	3,120,636	5.551	04/10/33	3,118,239
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1RR(a) (3 mo. USD Term SOFR + 1.040%)
	4,700,000	5.343	01/20/35	4,681,209
OHA Credit Funding 11 Ltd. Series 2022-11A, Class A2R(a) (3 mo. USD Term SOFR + 1.520%)
	4,000,000	5.813	07/19/37	4,017,000
OHA Credit Funding 17 Ltd. Series 2024-17A, Class A(a) (3 mo. USD Term SOFR + 1.480%)
	5,000,000	5.773	04/20/37	5,003,770
Palmer Square CLO Ltd. Series 2019-1A, Class A1R(a) (3 mo. USD Term SOFR + 1.412%)
	6,000,000	5.730	11/14/34	6,001,524
Palmer Square CLO Ltd. Series 2023-1A, Class AR(a) (3 mo. USD Term SOFR + 1.250%)
	5,200,000	5.543	01/20/38	5,194,270
Regatta 30 Funding Ltd. Series 2024-4A, Class A1(a) (3 mo. USD Term SOFR + 1.320%)
	5,025,000	5.633	01/25/38	5,014,719
Regatta XVIII Funding Ltd. Series 2021-1A, Class A1R(a) (3 mo. USD Term SOFR + 1.160%)
	4,100,000	5.481	04/15/38	4,097,614
RR 26 Ltd. Series 2023-26A, Class A1R(a) (3 mo. USD Term SOFR + 1.120%)
	2,800,000	5.439	04/15/38	2,793,818
Sound Point Euro CLO 14 Funding DAC Series 14A, Class B(a) (-1X 3 mo. EUR EURIBOR + 1.600%)
EUR	3,730,000	0.000	04/20/39	3,990,551

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Collateralized Loan Obligations(c) – (continued)
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
$383,425	5.750%	12/20/50	$386,949
TCW CLO Ltd. Series 2023-1A, Class A1N(a) (3 mo. USD Term SOFR + 2.070%)
4,500,000	6.370	04/28/36	4,501,224
Texas Debt Capital CLO Ltd. Series 2023-1A, Class A(a) (3 mo. USD Term SOFR + 1.800%)
5,500,000	6.093	04/20/36	5,502,282
Trinitas CLO XXXI Ltd. Series 2024-31A, Class A1(a) (3 mo. USD Term SOFR + 1.350%)
8,000,000	5.729	01/22/38	7,999,112
Venture 32 CLO Ltd. Series 2018-32A, Class A1(a) (3 mo. USD Term SOFR + 1.362%)
2,854,877	5.655	07/18/31	2,855,011
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(a) (3 mo. USD Term SOFR + 1.430%)
8,644,000	5.723	01/20/34	8,639,816
Venture 50 CLO Ltd. Series 2024-50A, Class A1(a) (3 mo. USD Term SOFR + 1.450%)
3,000,000	5.743	10/20/37	3,001,452
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(a) (3 mo. USD Term SOFR + 1.490%)
3,250,000	5.790	07/28/37	3,253,325

			151,603,712

Credit Card – 0.8%
Barclays Dryrock Issuance Trust Series 2023-1, Class A
8,400,000	4.720	02/15/29	8,424,738
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A
2,950,000	3.490	05/15/27	2,945,982
Capital One Multi-Asset Execution Trust Series 2022-A3, Class A
4,200,000	4.950	10/15/27	4,208,972
Discover Card Execution Note Trust Series 2023-A1, Class A
4,300,000	4.310	03/15/28	4,296,089

			19,875,781

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Series ELL, Class A3
2,270,000	4.275	02/01/36	2,193,066

Student Loan(a) – 0.7%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
350,952	4.834	09/26/33	346,560
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR(c) (3 mo. USD Term SOFR + 1.272%)
1,859,381	5.565	04/20/31	1,860,119
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(c) (3 mo. USD Term SOFR + 1.200%)
4,224,546	5.493	01/20/32	4,216,545
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(c) (3 mo. USD Term SOFR + 1.400%)
4,625,000	5.702	04/15/31	4,625,130
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1 mo. USD Term SOFR + 1.264%)
815,950	5.604	09/25/65	818,932

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Student Loan(a) – (continued)
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(c) (3 mo. USD Term SOFR + 1.630%)
	$4,950,000	5.932%		04/15/37	$4,960,415

					16,827,701

TOTAL ASSET-BACKED SECURITIES (Cost $211,575,824)					$212,021,463

Sovereign Debt Obligations – 1.2%

Euro – 0.0%
Mexico Government International Bonds (b)
EUR	839,000	1.450%		10/25/33	$691,294
Romania Government International Bonds (c)
	360,000	3.375		01/28/50	230,462

					921,756

United States Dollar – 1.2%
Export-Import Bank of Korea
	$390,000	5.125		01/11/33	397,039
Hungary Government International Bonds
	1,700,000	6.125		05/22/28	1,741,310
Israel Government AID Bonds (f)
	4,700,000	5.500		09/18/33	5,002,116
Israel Government International Bonds (g)
	200,000	4.500		04/03/20	140,813
Mexico Government International Bonds
	200,000	3.750		01/11/28	193,900
	240,000	3.250	(b)	04/16/30	216,960
	200,000	4.750	(b)	04/27/32	186,800
	1,746,000	3.500	(b)	02/12/34	1,432,593
	1,960,000	3.771	(b)	05/24/61	1,144,640
	600,000	3.750	(b)	04/19/71	338,100
Panama Government International Bonds (b)
	360,000	6.875		01/31/36	346,500
	800,000	6.853		03/28/54	700,700
	210,000	4.500		01/19/63	127,470
Peru Government International Bonds (b)
	10,000	2.780		12/01/60	5,435
	100,000	3.230	(h)	07/28/21	53,750
Province of Quebec
	11,760,000	0.600		07/23/25	11,619,350
Republic of Poland Government International Bonds (b)
	2,600,000	5.125		09/18/34	2,566,616
Romania Government International Bonds
	770,000	3.000	(c)	02/27/27	739,296
	690,000	5.125		06/15/48	520,950
	580,000	4.000		02/14/51	353,258
State of Israel
	680,000	3.800		05/13/60	434,772

					28,262,368

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $31,812,708)					$29,184,124

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 1.0%

United States Dollar – 1.0%
Federal Farm Credit Banks Funding Corp.
$7,050,000	2.850%	03/28/34	$6,216,901
Federal Farm Credit Banks Funding Corp.
2,500,000	3.500	09/01/32	2,365,500
Federal Farm Credit Banks Funding Corp.
11,930,000	2.900	04/12/32	10,967,607
Federal Farm Credit Banks Funding Corp.
3,840,000	3.300	05/19/32	3,593,818

TOTAL AGENCY DEBENTURES (Cost $25,225,612)			$23,143,826

Municipal Debt Obligations – 0.5%

Arizona(b) – 0.0%
Phoenix City AZ Civic Improvement Corp. RB Series 2020
$40,000	5.000%	07/01/34	$43,271

California(b) – 0.1%
California State GO Bonds Build America Taxable Series 2009
2,600,000	7.550	04/01/39	$3,094,899

Florida(b) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154	07/01/30	526,807

Illinois – 0.1%
Illinois Finance Authority RB (Refunding) Series A
40,000	5.000	10/01/35	44,917
Illinois State GO Bonds Build America Series 2010
1,376,291	7.350	07/01/35	$1,487,670
Illinois State GO Bonds Taxable-Pension Series 2003
1,101,177	5.100	06/01/33	1,099,055
Sales Tax Securitization Corp. RB (Refunding) Series A
40,000	5.000	01/01/33	44,029

			2,675,671

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
3,245,000	4.827	11/30/30	$3,270,750

New Jersey(b) – 0.0%
New Jersey Educational Facilities Authority RB Series A1
40,000	5.000	03/01/36	44,963

New York – 0.0%
Metropolitan Transportation Authority Revenue Taxable Series 2020
210,000	5.175	11/15/49	188,970
New York City NY GO Bonds Series 2008-L, Subseries L-5(b)
40,000	5.000	04/01/33	43,603

			232,573

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,505,000	6.270	02/15/50	1,562,926

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)

Pennsylvania(b) – 0.0%
Pennsylvania Higher Educational Facilities Authority RB Series 2019
$40,000	5.000%	08/15/30	$43,034

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $11,095,541)			$11,494,894

U.S. Treasury Obligations – 26.5%

U.S. Treasury Bills(i)(j)
$70,000,000	0.000%	05/20/25	$69,597,518
U.S. Treasury Bonds
6,530,000	4.250	05/15/39	6,430,009
6,740,000	4.375	05/15/40	6,687,344
75,750,000	4.250	11/15/40	73,844,414
210,000	3.375	05/15/44	176,597
51,100,000	3.000	02/15/47	39,354,984
6,740,000	3.125	05/15/48	5,245,616
6,490,000	3.375	11/15/48	5,267,041
6,820,000	2.875	05/15/49	5,026,553
7,580,000	2.375	11/15/49	5,013,459
7,925,500	4.000	11/15/52	7,147,810
5,220,000	4.750	11/15/53	5,335,819
U.S. Treasury Inflation-Indexed Bonds
9,713,370	1.500	02/15/53	8,078,792
U.S. Treasury Notes
21,720,000	0.750	05/31/26	20,913,985
46,220,000	0.875	06/30/26	44,474,112
59,493,500	4.375 (i)	08/15/26	59,802,587
24,880,000	0.750	08/31/26	23,787,613
22,370,000	1.375	08/31/26	21,578,312
25,100,000	2.625	05/31/27	24,435,242
25,680,000	0.500	06/30/27	23,820,206
16,320,000	3.500	04/30/28	16,131,300
36,750,000	1.250	05/31/28	33,878,906
1,000,000	4.625	09/30/28	1,023,281
7,010,000	1.500	02/15/30	6,253,139
3,831,000	3.625	03/31/30	3,772,039
20,420,000	4.000	03/31/30	20,459,883
2,512,700	0.625	05/15/30	2,125,784
20,580,000	4.125	03/31/32	20,634,666
2,490,000	4.375	05/15/34	2,523,848
U.S. Treasury STRIPS Coupon(j)
37,781,200	0.000	11/15/29	31,355,087
2,540,000	0.000	08/15/30	2,039,327
2,540,000	0.000	11/15/30	2,016,953
2,540,000	0.000	11/15/31	1,928,003
2,540,000	0.000	08/15/33	1,776,851
26,090,000	0.000	05/15/35	16,765,926
U.S. Treasury STRIPS Principal(j)
12,660,000	0.000	11/15/53	3,454,116

TOTAL U.S. TREASURY OBLIGATIONS (Cost $658,243,492)			$622,157,122

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Shares	Dividend Rate	Value

Investment Company(k) – 3.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
78,901,571	4.259%	$78,901,571

(Cost $ 78,901,571)

TOTAL INVESTMENTS – 113.2% (Cost $ 2,733,683,853)		$2,658,667,454

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.2)%		(309,822,783)

NET ASSETS – 100.0%		$2,348,844,671

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(e)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $365,787,913 which represents approximately 15.6% of net assets as of March 31, 2025.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $16,384,981, which represents approximately 0.7% of the Fund’s net assets as of March 31, 2025.

(g)	Actual maturity date is April 03, 2120.

(h)	Actual maturity date is July 28, 2121.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	USD	4,292,407	EUR	4,107,205	04/09/25	$(150,818)

FORWARD SALES CONTRACTS — At March 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	04/15/25	$(16,000,000)	$(15,352,838)
Government National Mortgage Association	3.000	TBA - 30yr	04/15/25	(25,000,000)	(22,143,390)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	04/15/25	(140,000,000)	(133,978,908)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	04/14/25	(13,000,000)	(12,741,524)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/15/25	(39,000,000)	(31,021,758)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	04/15/25	(21,000,000)	(21,328,125)

(PROCEEDS RECEIVED: $(235,586,855))					$(236,566,543)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	64	06/26/25	$ 7,580,192	$ (55,150)
10 Year U.S. Treasury Notes	774	06/18/25	86,083,312	(117,049)
20 Year U.S. Treasury Bonds	295	06/18/25	34,597,969	111,534
30 Year German Euro-Buxl	5	06/06/25	644,779	(37,529)
5 Year German Euro-Bund	5	06/06/25	696,519	(16,627)
5 Year U.S. Treasury Notes	3,159	06/30/25	341,665,594	1,272,130
ICE 3M Sonia Bonds	288	03/17/26	89,346,168	10,397
Ultra Long U.S. Treasury Bonds	834	06/18/25	101,956,500	711,648

Total				$1,879,354

Short position contracts:
2 Year U.S. Treasury Notes	(777)	06/30/25	(160,972,548)	37,336
French 10 Year Government Bonds	(2)	06/06/25	(265,329)	6,031
Ultra 10-Year U.S. Treasury Notes	(6)	06/18/25	(684,750)	832

Total				$44,199

TOTAL FUTURES CONTRACTS				$1,923,553

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%(a)	12M SOFR(a)	04/19/25		$2,700		$37,705	$(124)	$37,829
12M SOFR(b)	3.851%(b)	03/31/27		319,890	(c)	1,083,179	574,429	508,750
12M SOFR(b)	3.851(b)	03/31/27		19,600	(c)	66,403	(11,449)	77,852
1.750(b)	12M EURO(b)	06/18/27	EUR	8,430	(c)	34,128	21,356	12,772
3.750(b)	12M GBP(b)	06/18/27	GBP	1,270	(c)	7,210	7,546	(336)
0.500(b)	12M JYOR(b)	06/18/27	JPY	5,852,000	(c)	314,582	335,988	(21,406)
3.500(b)	12M SOFR(b)	06/18/27		$1,300	(c)	3,117	5,392	(2,275)
3.250(b)	12M SOFR(b)	06/18/27		13,810	(c)	98,771	110,978	(12,207)
6M EURO(d)	2.500(b)	06/18/27	EUR	2,520	(c)	17,558	11,429	6,129
12M CDOR(d)	3.000(d)	06/18/27	CAD	8,520	(c)	81,495	66,670	14,825
12M SOFR(b)	3.250(b)	06/18/27		$9,970	(c)	(71,307)	(109,344)	38,037
6M NIBOR(d)	4.000(b)	06/18/27	NOK	286,840	(c)	(154,084)	(191,053)	36,969
3M EURO(e)	2.143(a)	11/20/27	EUR	499,040	(c)	(497,522)	(77,703)	(419,819)
2.180(a)	6M EURO(d)	11/20/27		499,040	(c)	602,585	113,836	488,749
6M EURO(d)	2.500(b)	05/14/28		16,384	(c)	69,760	(336,635)	406,395
6M EURO(d)	2.325(b)	02/25/29		30,683	(c)	(85,154)	(669,123)	583,969
3.799(b)	12M SOFR(b)	08/31/29		$299,870	(c)	(2,230,314)	(955,294)	(1,275,020)
12M JYOR(b)	0.750(b)	06/18/30	JPY	3,018,000	(c)	(320,773)	(379,553)	58,780
3M STIBOR(e)	2.500(b)	06/18/30	SEK	88,420	(c)	(79,992)	(81,276)	1,284
12M GBP(b)	3.500(b)	06/18/30	GBP	8,680	(c)	(242,628)	(248,271)	5,643
6M NIBOR(d)	4.000(b)	06/18/30	NOK	109,110	(c)	(52,835)	(98,227)	45,392
3.822(b)	12M SOFR(b)	01/31/32		$48,430	(c)	(441,478)	20,109	(461,587)
12M SOFR(b)	3.250(b)	06/18/32		340	(c)	(8,812)	(10,625)	1,813
1.295(b)	12M JYOR(b)	08/02/34	JPY	8,960,680	(c)	587,400	42,635	544,765

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.864%(b)	12M SOFR(b)	11/15/34		$18,770	(c)	$(190,741)	$(17,215)	$(173,526)
6M EURO(d)	3.000%(b)	03/28/35	EUR	15,710	(c)	36,821	19,996	16,825
3.000(d)	12M CDOR(d)	06/18/35	CAD	3,340	(c)	(54,519)	(42,377)	(12,142)
1.000(b)	12M JYOR(b)	06/18/35	JPY	6,923,000	(c)	1,469,168	1,663,230	(194,062)
3.250(b)	12M SOFR(b)	06/18/35		$5,470	(c)	227,465	281,673	(54,208)
6M EURO(d)	2.500(b)	06/18/35	EUR	12,440	(c)	(201,511)	(200,382)	(1,129)
3M STIBOR(e)	2.750(b)	06/18/35	SEK	74,990	(c)	(133,634)	(125,060)	(8,574)
12M SOFR(b)	3.250(b)	06/18/35		$3,070	(c)	(127,663)	(137,696)	10,033
12M GBP(b)	3.500(b)	06/18/35	GBP	180	(c)	(12,590)	(12,333)	(257)
6M NIBOR(d)	4.000(b)	06/18/35	NOK	690	(c)	(503)	(434)	(69)
3M NZDOR(e)	4.250(d)	06/18/35	NZD	6,690	(c)	31,822	19,471	12,351
4.250(d)	6M AUDOR(d)	06/18/35	AUD	7,340	(c)	26,256	48,216	(21,960)
4.250(b)	12M GBP(b)	09/07/37	GBP	6,690	(c)	12,973	(66,172)	79,145
6M EURO(d)	3.000(b)	01/25/39	EUR	22,190	(c)	(70,725)	113,176	(183,901)
3.000(b)	6M EURO(d)	03/28/40		19,630	(c)	47,347	63,824	(16,477)
2.500(b)	6M EURO(d)	01/25/44		52,660	(c)	584,366	(78,023)	662,389
12M JYOR(b)	2.160(b)	08/02/44	JPY	11,358,020	(c)	(1,113,918)	(710,698)	(403,220)
6M EURO(d)	2.500(b)	06/18/45	EUR	4,080	(c)	(179,074)	(203,228)	24,154
6M EURO(d)	2.000(b)	01/25/49		30,980	(c)	(379,577)	9,232	(388,809)
2.000(b)	6M EURO(d)	05/17/53		5,839	(c)	293,333	(135,758)	429,091
2.500(b)	6M EURO(d)	11/10/53		9,665	(c)	6,745	(703,190)	709,935
12M EURO(b)	2.530(b)	03/19/56		6,180	(c)	(38,931)	(45,470)	6,539
2.610(b)	6M EURO(d)	03/19/56		6,180	(c)	41,917	39,725	2,192
2.000(b)	6M EURO(d)	06/18/75		2,390	(c)	337,703	344,471	(6,768)

TOTAL						$(568,476)	$(1,733,331)	$ 1,164,855

(a)	Payments made at maturity.

(b)	Payments made annually.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.

(d)	Payments made semi-annually.

(e)	Payments made quarterly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 42	1.000%	0.502%	06/20/29	$102,467	$2,015,783	$1,818,172	$ 197,611
CDX.NA.IG Index 43	1.000	0.558	12/20/29	145,975	2,810,724	3,089,750	(279,026)
CDX.NA.IG Index 44	1.000	0.613	06/20/30	73,900	1,362,334	1,484,207	(121,873)
Republic of Chile, 3.240%, 2/06/28	1.000	0.613	06/20/30	5,440	101,290	104,732	(3,442)
Republic of Peru, 8.750%, 11/21/33	1.000	0.903	06/20/30	5,160	25,311	26,986	(1,675)

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of the Philippines, 9.500%, 02/02/30	1.000%	0.771%	06/20/30	$5,150	$57,084	$63,376	$ (6,292)

TOTAL					$6,372,526	$6,587,223	$(214,697)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	8,300,000	$ 8,300,000	$ 50,704	$ 105,033	$ (54,329)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	8,320,000	8,320,000	61,780	113,007	(51,227)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	8,390,000	8,390,000	70,979	126,107	(55,128)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	21,170,000	21,170,000	153,819	143,675	10,144
6M IRS	BNP Paribas SA	2.200	09/08/2025	14,620,000	14,620,000	64,575	51,392	13,183

Total purchased option contracts				60,800,000	$ 60,800,000	$ 401,857	$ 539,214	$(137,357)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(2,440,000)	(2,440,000)	(30,739)	(104,822)	74,083
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(2,450,000)	(2,450,000)	(33,891)	(113,166)	79,275
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(2,470,000)	(2,470,000)	(48,690)	(126,195)	77,505
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(1,970,000)	(1,970,000)	(113,824)	(143,390)	29,566
6M IRS	BNP Paribas SA	2.463	09/08/2025	(1,360,000)	(1,360,000)	(37,054)	(51,243)	14,189
1M IRS	BofA Securities LLC	2.751	04/07/2025	(5,840,000)	(5,840,000)	(58,582)	(58,114)	(468)
1M IRS	Citibank NA	2.654	04/28/2025	(5,650,000)	(5,650,000)	(43,885)	(47,741)	3,856
1M IRS	JPMorgan Securities, Inc.	2.723	04/14/2025	(5,810,000)	(5,810,000)	(55,293)	(58,397)	3,104
1M IRS	JPMorgan Securities, Inc.	2.645	04/22/2025	(5,820,000)	(5,820,000)	(37,987)	(51,734)	13,747
1M IRS	MS & Co. Int. PLC	3.854	04/07/2025	(6,350,000)	(6,350,000)	(63,029)	(66,199)	3,170
1M IRS	MS & Co. Int. PLC	3.849	04/14/2025	(6,320,000)	(6,320,000)	(71,560)	(65,728)	(5,832)
1M IRS	MS & Co. Int. PLC	3.811	04/21/2025	(6,250,000)	(6,250,000)	(64,876)	(56,953)	(7,923)
1M IRS	MS & Co. Int. PLC	3.914	04/28/2025	(6,140,000)	(6,140,000)	(104,328)	(54,339)	(49,989)

				(58,870,000)	$(58,870,000)	$(763,738)	$ (998,021)	$ 234,283

Puts
1M IRS	BofA Securities LLC	2.751	04/07/2025	(5,840,000)	(5,840,000)	(8,768)	(58,114)	49,346
1M IRS	Citibank NA	2.654	04/28/2025	(5,650,000)	(5,650,000)	(49,383)	(47,741)	(1,642)
1M IRS	JPMorgan Securities, Inc.	2.723	04/14/2025	(5,810,000)	(5,810,000)	(21,769)	(58,397)	36,628
1M IRS	JPMorgan Securities, Inc.	2.645	04/22/2025	(5,820,000)	(5,820,000)	(48,219)	(51,734)	3,515
1M IRS	MS & Co. Int. PLC	3.854	04/07/2025	(6,350,000)	(6,350,000)	(14,804)	(66,199)	51,395

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1M IRS	MS & Co. Int. PLC	3.849%	04/14/2025	(6,320,000)	$ (6,320,000)	$ (25,698)	$ (65,728)	$ 40,030
1M IRS	MS & Co. Int. PLC	3.811	04/21/2025	(6,250,000)	(6,250,000)	(38,761)	(56,953)	18,192
1M IRS	MS & Co. Int. PLC	3.914	04/28/2025	(6,140,000)	(6,140,000)	(25,691)	(54,339)	28,648

				(48,180,000)	$ (48,180,000)	$(233,093)	$ (459,205)	$226,112

Total written option contracts				(107,050,000)	$(107,050,000)	$(996,831)	$(1,457,226)	$460,395

TOTAL				(46,250,000)	$ (46,250,000)	$(594,974)	$ (918,012)	$323,038

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2Y IRS	—1 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
EURO	—Euro Offered Rate
JYOR	—Japanese Yen Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 64.0%

Collateralized Mortgage Obligations – 8.4%
Interest Only(a) – 0.8%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$3,253,330	1.637	%(b)	05/15/45	$346,698
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
1,549,768	4.000		09/25/50	317,774
Federal National Mortgage Association REMICS Series 2011- 100, Class S (-1X 1 mo. USD Term SOFR + 6.336%)
1,872,962	1.996	(b)	10/25/41	196,367
Federal National Mortgage Association REMICS Series 2012-88, Class SB (-1X 1 mo. USD Term SOFR + 6.556%)
1,740,270	2.216	(b)	07/25/42	171,225
Federal National Mortgage Association REMICS Series 2017- 104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
756,590	1.696	(b)	01/25/48	88,931
Government National Mortgage Association REMICS Series 2010-35, Class DS (-1X 1 mo. USD Term SOFR + 5.566%)
2,409,184	1.246	(b)(c)	03/20/40	196,298
Government National Mortgage Association REMICS Series 2013-103, Class DS (-1X 1 mo. USD Term SOFR + 6.036%)
2,994,168	1.716	(b)(c)	07/20/43	305,198
Government National Mortgage Association REMICS Series 2013-117, Class PS (-1X 1 mo. USD Term SOFR + 6.036%)
3,281,269	1.716	(b)(c)	04/20/43	224,645
Government National Mortgage Association REMICS Series 2014-11, Class NI
580,968	4.500	(c)	12/16/42	19,988
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
2,976,729	1.666	(b)(c)	10/20/43	151,994
Government National Mortgage Association REMICS Series 2014-180, Class PI
2,232,386	4.000	(c)	08/20/44	301,327
Government National Mortgage Association REMICS Series 2015-133, Class SA (-1X 1 mo. USD Term SOFR + 5.586%)
1,075,047	1.266	(b)(c)	09/20/45	101,316
Government National Mortgage Association REMICS Series 2015-133, Class SB (-1X 1 mo. USD Term SOFR + 5.586%)
1,390,982	1.266	(b)(c)	09/20/45	131,413
Government National Mortgage Association REMICS Series 2015-129, Class IC
841,128	4.500	(c)	09/16/45	159,517
Government National Mortgage Association REMICS Series 2015-111, Class SM (-1X 1 mo. USD Term SOFR + 6.086%)
2,971,532	1.766	(b)(c)	08/20/45	353,811
Government National Mortgage Association REMICS Series 2015-144, Class QS (-1X 1 mo. USD Term SOFR + 5.586%)
3,595,813	1.266	(b)(c)	10/20/45	307,919

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-126, Class LS (-1X 1 mo. USD Term SOFR + 6.086%)
$1,915,828	1.766	%(b)(c)	09/20/45	$228,111
Government National Mortgage Association REMICS Series 2016-6, Class S (-1X 1 mo. USD Term SOFR + 5.536%)
4,481,454	1.216	(b)(c)	01/20/46	358,208
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
869,660	1.226	(b)(c)	07/20/47	85,246
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
965,769	1.266	(b)(c)	01/20/48	98,232
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
1,401,529	1.766	(b)(c)	05/20/48	167,687
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
1,249,561	1.766	(b)(c)	09/20/48	151,433
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
594,308	1.766	(b)(c)	09/20/48	71,036
Government National Mortgage Association REMICS Series 2018-139, Class SQ (-1X 1 mo. USD Term SOFR + 6.036%)
864,580	1.716	(b)(c)	10/20/48	101,453
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
346,547	1.616	(b)(c)	01/20/49	39,054
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
981,426	1.616	(b)(c)	01/20/49	110,363
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
590,931	1.666	(b)(c)	06/20/49	66,250
Government National Mortgage Association REMICS Series 2019-151, Class NI
2,142,476	3.500	(c)	10/20/49	387,253
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
2,631,560	1.616	(b)(c)	02/20/50	321,919
Government National Mortgage Association REMICS Series 2020-78, Class DI
3,035,012	4.000	(c)	06/20/50	654,410
Government National Mortgage Association REMICS Series 2020-146, Class KI
7,842,151	2.500	(c)	10/20/50	1,162,215

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2020-146, Class IM
$1,076,279	2.500	%(c)	10/20/50	$157,465

				7,534,756

Regular Floater(b) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3827, Class KF (1 mo. USD Term SOFR + 0.484%)
120,748	4.833		03/15/41	120,498
Federal Home Loan Mortgage Corp. REMICS Series 3231, Class FB (1 mo. USD Term SOFR + 0.464%)
108,944	4.813		10/15/36	108,012
Federal Home Loan Mortgage Corp. REMICS Series 3314, Class FC (1 mo. USD Term SOFR + 0.514%)
69,345	4.863		12/15/36	68,767
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
126,289	5.063	(c)	09/15/37	125,972
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
32,840	5.313		06/15/39	33,092
Federal National Mortgage Association REMICS Series 2006-45, Class TF (1 mo. USD Term SOFR + 0.514%)
217,415	4.854		06/25/36	216,041
Federal National Mortgage Association REMICS Series 2006-76, Class QF (1 mo. USD Term SOFR + 0.514%)
257,158	4.854		08/25/36	255,623
Federal National Mortgage Association REMICS Series 2006-79, Class PF (1 mo. USD Term SOFR + 0.514%)
255,546	4.854		08/25/36	253,387
Federal National Mortgage Association REMICS Series 2007-75, Class VF (1 mo. USD Term SOFR + 0.564%)
88,858	4.904		08/25/37	88,457
Federal National Mortgage Association REMICS Series 2009-84, Class WF (1 mo. USD Term SOFR + 1.214%)
32,342	5.554		10/25/39	32,842

				1,302,691

Sequential Fixed Rate(c) – 1.0%
JP Morgan Mortgage Trust Series 2024-VIS2, Class A2
1,946,044	6.106	(d)(e)	11/25/64	1,959,222
JP Morgan Mortgage Trust Series 2025-VIS1, Class A2
2,613,821	5.695	(d)(e)	08/25/55	2,615,351
OBX Trust Series 2024-NQM5, Class A1
968,611	5.988	(d)(e)	01/25/64	973,502
RALI Trust Series 2006-QS6, Class 1A13
286,212	6.000		06/25/36	230,895
RALI Trust Series 2006-QS9, Class 1A11
505,774	6.500		07/25/36	406,916
RALI Trust Series 2006-QS2, Class 1A9
183,792	5.500		02/25/36	142,921
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
653,539	6.000		08/25/36	397,927
RFMSI Trust Series 2007-S9, Class 1A1
1,328,326	6.000		10/25/37	649,379
Verus Securitization Trust Series 2021-7, Class A1
657,661	1.829	(d)(e)	10/25/66	584,066

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate(c) – (continued)
Verus Securitization Trust Series 2024-1, Class A2
$842,962	5.915	%(d)(e)	01/25/69	$843,916

				8,804,095

Sequential Floating Rate(b)(c) – 6.4%
Angel Oak Mortgage Trust Series 2021-6, Class A1
314,901	1.458	(d)	09/25/66	261,737
Angel Oak Mortgage Trust Series 2020-4, Class A3
578,694	2.805	(d)	06/25/65	555,243
Angel Oak Mortgage Trust Series 2020-2, Class M1
654,000	4.500	(d)	01/26/65	594,909
Angel Oak Mortgage Trust Series 2019-6, Class B1
1,275,000	3.941	(d)	11/25/59	1,174,476
Banc of America Funding Trust Series 2007-2, Class 2A1
4,301	4.922		03/25/37	4,207
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
175,000	6.000	(d)	02/25/55	177,260
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1 mo. USD Term SOFR + 0.614%)
1,616,774	4.935		08/25/37	1,051,061
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1 mo. USD Term SOFR + 0.614%)
222,946	4.935		07/25/35	147,883
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1 mo. USD Term SOFR + 0.914%)
247,173	5.235		12/25/35	210,158
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1 mo. USD Term SOFR + 0.514%)
241,601	4.835		08/25/37	154,580
CSMC Trust Series 2020-AFC1, Class M1
700,000	2.841	(d)	02/25/50	607,771
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class B2 (1 mo. USD Term SOFR +
5.650%)
600,000	9.990	(d)	12/25/50	677,585
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR +
2.000%)
625,000	6.340	(d)	03/25/44	627,134
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR +
1.250%)
1,742,083	5.590	(d)	08/25/44	1,746,273
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2 (1 mo. USD Term SOFR +
1.800%)
2,100,000	6.140	(d)	08/25/44	2,104,179
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA2, Class M2 (1 mo. USD Term SOFR + 2.164%)
379,729	6.504	(d)	04/25/49	384,827
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
279,000	7.340	(d)	04/25/42	284,945
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
508,336	8.240	(d)	04/25/43	539,140

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
$250,000	7.436	%(d)	06/25/43	$259,364
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02, Class 2M1 (1 mo. USD Term SOFR + 0.900%)
46,391	5.240	(d)	11/25/41	46,397
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
2,185,000	7.890	(d)	10/25/43	2,285,622
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1B1 (1 mo. USD Term SOFR + 2.700%)
2,800,000	7.040	(d)	01/25/44	2,856,512
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
450,000	6.140	(d)	01/25/44	450,701
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 (1 mo. USD Term SOFR + 1.150%)
1,618,617	5.486	(d)	03/25/44	1,617,648
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1B1 (1 mo. USD Term SOFR + 2.200%)
975,000	6.540	(d)	05/25/44	979,661
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
1,350,000	5.990	(d)	05/25/44	1,350,829
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
500,000	6.286	(d)	03/25/44	501,789
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
2,275,000	7.136	(d)	03/25/44	2,342,220
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
486,342	5.340	(d)	07/25/44	485,936
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,300,000	6.040	(d)	07/25/44	1,299,994
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
2,475,000	5.940	(d)	09/25/44	2,471,884
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1B1 (1 mo. USD Term SOFR + 2.050%)
1,400,000	6.390	(d)	09/25/44	1,401,097

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
$1,222,000	6.036	%(d)	01/25/45	$1,206,610
GCAT Trust Series 2020-NQM2, Class M1
1,625,000	3.589	(d)	04/25/65	1,470,223
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
3,772,143	1.776		05/20/53	229,007
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
7,199,160	2.156		09/20/53	480,394
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,182,209	2.520	(d)	05/25/52	981,272
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
406,739	3.515	(d)	07/25/52	352,599
JP Morgan Mortgage Trust Series 2023-2, Class A3A
1,412,691	5.000	(d)	07/25/53	1,369,869
JP Morgan Mortgage Trust Series 2023-DSC1, Class A1
1,444,199	4.625	(d)	07/25/63	1,398,932
JP Morgan Mortgage Trust Series 2024-2, Class A5A
600,000	6.000	(d)	08/25/54	609,154
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,446,496	5.990	(d)	07/25/64	1,456,003
JP Morgan Mortgage Trust Series 2024-3, Class A4
2,040,270	3.000	(d)	05/25/54	1,827,168
JP Morgan Mortgage Trust Series 2024-VIS1, Class A2
1,621,834	6.192	(d)	07/25/64	1,632,162
JP Morgan Mortgage Trust Series 2023-DSC2, Class A1
616,008	5.250	(d)	11/25/63	608,661
JP Morgan Mortgage Trust Series 2022-DSC1, Class A3
812,295	4.750	(d)	01/25/63	780,712
JP Morgan Mortgage Trust Series 2024-4, Class A5A
725,000	6.000	(d)	10/25/54	732,644
JP Morgan Mortgage Trust Series 2024-5, Class A6
674,216	6.000	(d)	11/25/54	676,180
JP Morgan Mortgage Trust Series 2024-NQM1, Class M1A
875,000	6.414	(d)	02/25/64	879,463
JP Morgan Mortgage Trust Series 2024-1, Class A4
1,055,181	6.000	(d)	06/25/54	1,061,400
JP Morgan Mortgage Trust Series 2024-1, Class A5
575,000	6.000	(d)	06/25/54	581,499
MFA Trust Series 2020-NQM3, Class B1
800,000	3.661	(d)	01/26/65	695,665
Mill City Mortgage Loan Trust Series 2017-2, Class A3
275,210	3.250	(d)	07/25/59	266,660
OBX Trust Series 2022-NQM1, Class A2
500,000	3.001	(d)	11/25/61	380,927
OBX Trust Series 2022-J2, Class A1
1,017,413	3.500	(d)	08/25/52	897,470
RALI Trust Series 2006-QO7, Class 3A2 (1 mo. USD Term SOFR + 0.524%)
57,149	4.845		09/25/46	55,111
Residential Mortgage Loan Trust Series 2020-2, Class A3
152,000	2.911	(d)	05/25/60	144,448

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
$1,875,000	3.000	%(d)	04/25/60	$1,777,563
Towd Point Mortgage Trust Series 2020-1, Class A2A
550,000	3.100	(d)	01/25/60	486,842
Verus Securitization Trust Series 2021-6, Class A1
213,104	1.630	(d)	10/25/66	183,519
Verus Securitization Trust Series 2021-8, Class A1
704,869	1.824	(d)	11/25/66	638,233
Verus Securitization Trust Series 2021-7, Class A2
657,678	2.137	(d)	10/25/66	567,075
Verus Securitization Trust Series 2022-1, Class A3
1,077,555	3.288	(d)	01/25/67	965,705
Verus Securitization Trust Series 2023-3, Class M1
500,000	7.784	(d)	03/25/68	505,982
Verus Securitization Trust Series 2025-1, Class M1
1,450,000	6.512	(d)	01/25/70	1,459,137
Visio Trust Series 2020-1, Class M1
500,000	4.450	(d)	08/25/55	467,058

				57,478,369

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				75,119,911

Commercial Mortgage-Backed Securities – 13.8%
Regular Floater(b)(d) – 0.7%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,800,000	5.812%		11/15/41	$1,798,041
KSL Commercial Mortgage Trust Series 2024-HT2, Class B (1 mo. USD Term SOFR + 2.042%)
1,600,000	6.361		12/15/39	1,600,002
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
2,550,000	6.452		11/15/29	2,543,628
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR +2.930%)
550,000	7.249		11/15/29	554,911

				6,496,582

Sequential Fixed Rate – 5.8%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
2,300,000	3.901	(d)	08/10/35	2,256,985
Bank Series 2021-BN38, Class A5
1,050,000	2.521	(c)	12/15/64	902,036
Bank Series 2023-BNK45, Class A5
725,000	5.203	(c)	02/15/56	731,831
Bank Series 2019-BN18, Class A4
1,500,000	3.584	(c)	05/15/62	1,408,078
Bank Series 2024-BNK48, Class A5
1,800,000	5.053	(c)	10/15/57	1,793,210
Bank5 Series 2024-5YR7, Class A3
1,325,000	5.769	(c)	06/15/57	1,368,214
Bank5 Series 2024-5YR10, Class A3
1,250,000	5.302	(c)	10/15/57	1,268,150
Bank5 Series 2024-5YR11, Class A3
1,500,000	5.893	(c)	11/15/57	1,560,587

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Bank5 Series 2024-5YR11, Class AS
$675,000	6.139	%(c)	11/15/57	$694,716
BBCMS Mortgage Trust Series 2023-C20, Class A3
1,600,000	5.991	(c)	07/15/56	1,630,789
BBCMS Mortgage Trust Series 2019-C3, Class C
865,000	4.178	(c)	05/15/52	739,614
BBCMS Mortgage Trust Series 2024-5C27, Class A3
1,375,000	6.014	(c)	07/15/57	1,434,499
BBCMS Mortgage Trust Series 2024-5C29, Class A3
1,450,000	5.208	(c)	09/15/57	1,471,373
Benchmark Mortgage Trust Series 2022-B33, Class A5
1,125,000	3.458	(c)	03/15/55	1,017,129
Benchmark Mortgage Trust Series 2020-B21, Class A5
1,000,000	1.978	(c)	12/17/53	851,671
Benchmark Mortgage Trust Series 2021-B24, Class A5
1,325,000	2.584	(c)	03/15/54	1,149,467
Benchmark Mortgage Trust Series 2020-B22, Class A5
1,050,000	1.973	(c)	01/15/54	886,363
BMO Mortgage Trust Series 2024-5C3, Class D
1,350,000	4.000	(c)(d)	02/15/57	1,197,473
BWAY Mortgage Trust Series 2013-1515, Class A2
1,774,653	3.454	(c)(d)	03/10/33	1,674,073
CFK Trust Series 2020-MF2, Class C
1,200,000	2.995	(d)	03/15/39	1,075,002
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(c)(d)	09/15/50	598,509
COMM Mortgage Trust Series 2024-277P, Class A
2,500,000	6.338	(d)	08/10/44	2,606,582
CSMC Trust Series 2017-TIME, Class A
1,600,000	3.646	(d)	11/13/39	1,423,310
DOLP Trust Series 2021-NYC, Class A
1,600,000	2.956	(d)	05/10/41	1,401,230
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class B
1,550,000	3.460	(c)	08/15/49	1,408,459
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
1,349,000	3.024	(d)	01/05/39	1,253,065
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-410T, Class A
1,950,000	2.287	(d)	03/05/42	1,769,577
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
1,400,000	3.598	(c)(d)	06/05/39	1,286,855
Morgan Stanley Capital I Trust Series 2014-150E, Class A
1,600,000	3.912	(c)(d)	09/09/32	1,432,961
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
1,575,000	6.890	(c)	12/15/56	1,660,187
ROCK Trust Series 2024-CNTR, Class A
3,900,000	5.388	(d)	11/13/41	3,929,250
ROCK Trust Series 2024-CNTR, Class D
2,350,000	7.109	(d)	11/13/41	2,432,722
SLG Office Trust Series 2021-OVA, Class A
3,000,000	2.585	(d)	07/15/41	2,579,542
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
756,000	3.250	(c)(d)	01/15/60	658,076

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
$1,500,000	2.626	%(c)	04/15/54	$1,298,307
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class D
825,000	3.000	(c)(d)	01/15/52	636,371
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
45,000	5.309	(c)	08/15/57	45,696

				51,531,959

Sequential Floating Rate – 7.3%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
1,050,000	2.778	(b)	11/15/54	885,748
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
1,100,000	3.989	(b)(c)	09/15/48	1,089,546
Bank Series 2021-BN37, Class A5
600,000	2.618	(b)(c)	11/15/64	519,224
Bank Series 2021-BN31, Class AS
1,900,000	2.211	(b)(c)	02/15/54	1,590,221
Bank Series 2022-BNK39, Class A4
2,400,000	2.928	(b)(c)	02/15/55	2,119,323
Bank Series 2017-BNK5, Class C
575,000	4.211	(b)(c)	06/15/60	551,179
Bank Series 2021-BN33, Class AS
1,470,000	2.792	(c)	05/15/64	1,253,477
Bank5 Series 2024-5YR8, Class C
300,000	6.774	(b)(c)	08/15/57	308,534
Bank5 Series 2024-5YR9, Class AS
1,150,000	6.182	(b)(c)	08/15/57	1,191,501
Bank5 Series 2024-5YR10, Class AS
500,000	5.637	(c)	10/15/57	507,407
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
2,600,000	5.239	(b)(d)	03/15/37	2,464,716
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
750,000	5.488	(b)(d)	03/15/37	689,187
Benchmark Mortgage Trust Series 2022-B32, Class A5
1,800,000	3.002	(b)	01/15/55	1,562,447
BMO Mortgage Trust Series 2022-C2, Class A5
1,361,000	4.810	(b)	07/15/54	1,359,009
BMO Mortgage Trust Series 2024-5C6, Class AS
1,150,000	5.755	(b)(c)	09/15/57	1,174,644
BPR Trust Series 2024-PMDW, Class A
850,000	5.358	(b)(d)	11/05/41	853,453
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,059,262	5.711	(b)(d)	03/15/41	1,059,462
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
1,250,000	5.861	(b)(d)	03/15/34	1,248,031
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,100,000	6.010	(b)(d)	08/15/39	1,100,779
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
1,000,000	5.050	(b)(d)	11/13/46	989,311

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
$1,097,253	6.770	%(b)(d)	08/15/39	$1,096,455
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,425,000	5.961	(b)(d)	02/15/41	1,422,888
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
500,000	6.409	(b)(d)	03/15/41	498,594
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
150,000	7.358	(b)(d)	03/15/41	149,843
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
1,975,000	6.160	(b)(d)	04/15/26	1,974,503
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
1,700,000	6.859	(b)(d)	04/15/26	1,700,418
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
1,700,000	5.463	(b)(d)	03/15/30	1,687,264
COMM Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
1,625,000	6.160	(b)(d)	06/15/41	1,612,308
CSAIL Commercial Mortgage Trust Series 2018-CX12, Class AS
1,750,000	4.463	(b)(c)	08/15/51	1,672,158
CSTL Commercial Mortgage Trust Series 2024-GATE, Class A
1,675,000	4.764	(b)(d)	11/10/41	1,648,386
Fashion Show Mall LLC Series 2024-SHOW, Class A
1,450,000	4.764	(b)(d)	10/10/41	1,450,351
Houston Galleria Mall Trust Series 2025-HGLR, Class A
1,150,000	5.462	(b)(d)	02/05/45	1,166,391
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
1,070,000	5.952	(b)(d)	01/13/40	1,087,622
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
900,000	6.340	(b)(d)	01/13/40	914,273
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
2,150,000	5.467	(b)(d)	01/13/40	2,188,118
IRV Trust Series 2025-200P, Class A
3,100,000	5.295	(b)(c)(d)	03/14/47	3,088,960
IRV Trust Series 2025-200P, Class D
950,000	6.166	(b)(c)(d)	03/14/47	935,246
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
1,195,942	5.426	(b)(d)	04/15/37	1,168,214
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
650,000	5.797	(b)(d)	10/05/39	659,919
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
950,000	6.209	(b)(d)	08/15/41	949,245
LEX Mortgage Trust Series 2024-BBG, Class A
1,350,000	4.874	(b)(c)(d)	10/13/33	1,340,274
Morgan Stanley Capital I Trust Series 2022-L8, Class A5
550,000	3.793	(b)(c)	04/15/55	504,027
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
1,300,000	6.014	(b)(c)	12/15/56	1,383,454

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
NY Commercial Mortgage Trust Series 2025-299P, Class B
$1,050,000	5.533	%(b)(d)	02/10/47	$1,066,340
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
1,650,000	5.385	(b)(d)	01/15/36	1,582,201
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D (1 mo. USD Term SOFR + 3.091%)
800,000	7.401	(b)(d)	04/15/42	797,503
WB Commercial Mortgage Trust Series 2024-HQ, Class A
1,875,000	5.541	(b)(d)	03/15/40	1,883,865
WB Commercial Mortgage Trust Series 2024-HQ, Class B
2,425,000	5.992	(b)(d)	03/15/40	2,433,249
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI,
Class A
1,750,000	4.954	(b)(d)	07/15/35	1,754,195
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI,
Class B
1,100,000	5.360	(b)(d)	07/15/35	1,099,973
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class B12 (1 mo. USD Term SOFR + 2.290%)
1,825,000	6.610	(b)(d)	08/15/41	1,813,113

				65,246,549

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$123,275,090

Federal Agencies – 41.8%
Federal Home Loan Mortgage Corp. – 0.0%
$5,382	5.000%		01/01/33	$5,420
234	5.000		03/01/33	235
3,320	5.000		04/01/33	3,338
393	5.000		05/01/33	395
1,332	5.000		06/01/33	1,339
8,243	5.000		07/01/33	8,288
12,584	5.000		08/01/33	12,660
1,307	5.000		09/01/33	1,316
3,024	5.000		10/01/33	3,040
5,462	5.000		11/01/33	5,492
2,790	5.000		12/01/33	2,805
2,384	5.000		01/01/34	2,397
8,156	5.000		02/01/34	8,203
4,618	5.000		03/01/34	4,652
6,954	5.000		04/01/34	7,010
9,416	5.000		05/01/34	9,470
140,601	5.000		06/01/34	141,415
3,825	5.000		11/01/34	3,855
33,024	5.000		04/01/35	33,204
9	5.000		11/01/35	9

				254,543

Government National Mortgage Association – 12.6%
6,916,713	4.500		12/20/48	6,736,266
2,535,254	5.000		12/20/48	2,532,165
3,954,801	4.500		01/20/49	3,851,626
1,598,932	2.500		10/20/51	1,358,350
1,996,399	2.500		11/20/51	1,695,389
2,758,556	2.500		12/20/51	2,345,043
8,000,000	2.000		TBA-30yr(f)	6,542,202

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$29,000,000	4.500%	TBA-30yr(f)	$27,827,020
3,000,000	2.500	TBA-30yr(f)	2,558,208
4,000,000	4.000	TBA-30yr(f)	3,745,056
47,000,000	6.000	TBA-30yr(f)	47,701,329
5,000,000	6.500	TBA-30yr(f)	5,118,485

			112,011,139

Uniform Mortgage-Backed Security – 29.2%
12,972	4.500	08/01/37	12,894
2,629	4.500	04/01/39	2,604
4,270	4.000	08/01/39	4,110
1,903	4.000	09/01/39	1,832
14,904	4.500	10/01/39	14,780
2,056	4.500	05/01/41	2,031
7,802	4.500	06/01/41	7,717
8,057	4.500	08/01/41	7,958
2,387	4.500	10/01/41	2,359
597	4.500	11/01/42	589
10,044	4.500	12/01/43	9,908
396,383	4.500	11/01/48	384,502
72,978	4.500	01/01/49	70,768
476,600	4.500	06/01/49	462,233
350,149	4.500	08/01/49	339,435
359,071	4.500	01/01/50	348,368
6,427,553	6.000	01/01/53	6,580,703
1,719,188	5.500	04/01/53	1,736,196
2,511,978	6.000	04/01/53	2,584,863
24,000,000	3.000	TBA-30yr(f)	20,804,062
19,000,000	4.000	TBA-30yr(f)	17,713,789
32,000,000	3.500	TBA-30yr(f)	28,867,501
125,000,000	5.500	TBA-30yr(f)	125,148,941
55,000,000	6.000	TBA-30yr(f)	56,020,149

			261,128,292

TOTAL FEDERAL AGENCIES			$373,393,974

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $571,334,512)			$571,788,975

Corporate Obligations – 21.2%

Advertising(c) – 0.1%
Lamar Media Corp.
$535,000	3.625%	01/15/31	$477,830
Outfront Media Capital LLC/Outfront Media Capital Corp. (d)
254,000	5.000	08/15/27	248,999

			726,829

Aerospace & Defense(c) – 0.6%
Boeing Co.
3,900,000	5.150	05/01/30	3,923,283
TransDigm, Inc.
470,000	5.500	11/15/27	464,684
795,000	6.750 (d)	08/15/28	807,060

			5,195,027

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Airlines(c)(d) – 0.1%
American Airlines, Inc.
	$915,000	7.250%		02/15/28	$910,352

Apparel(c)(d) – 0.2%
Champ Acquisition Corp.
	1,360,000	8.375		12/01/31	1,410,524

Automotive(c)(d) – 0.2%
Phinia, Inc.
	370,000	6.750		04/15/29	374,936
	460,000	6.625		10/15/32	451,379
ZF North America Capital, Inc.
	885,000	6.875		04/14/28	869,734

					1,696,049

Banks(c) – 4.2%
AIB Group PLC (b) (-1X 5 yr. EUR Swap + 6.629%)
EUR	372,000	6.250		06/23/25	404,259
Banco Mercantil del Norte SA (b)(d) (5 yr. CMT + 4.643%)
	$1,190,000	5.875		01/24/27	1,149,076
Banco Santander SA (b) (-1X 5 yr. EUR Swap + 4.534%)
EUR	2,400,000	4.375		01/14/26	2,582,299
Bank of America Corp. (b) (5 yr. CMT + 2.760%)
	$2,565,000	4.375		01/27/27	2,503,106
Barclays PLC (b)
(5 yr. CMT + 5.431%)
	415,000	8.000		03/15/29	428,072
(5 yr. CMT + 5.867%)
	2,500,000	6.125		12/15/25	2,499,500
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.686%)
	435,000	7.625		03/15/35	425,878
Citigroup, Inc. (b)
(5 yr. CMT + 3.209%)
	2,365,000	7.375		05/15/28	2,437,582
(5 yr. CMT + 3.597%)
	2,545,000	4.000		12/10/25	2,509,472
(Secured Overnight Financing Rate + 1.887%)
	3,160,000	4.658		05/24/28	3,162,086
Commerzbank AG (b) (-1X 5 yr. EUR Swap + 6.363%)
EUR	2,200,000	6.125		10/09/25	2,394,750
Deutsche Bank AG (b)
(5 yr. CMT + 4.524%)
	$1,400,000	6.000		10/30/25	1,384,390
(5 yr. USD ICE Swap + 5.003%)
	2,400,000	7.500		04/30/25	2,402,976
Intesa Sanpaolo SpA (b)(d) (5 yr. USD Swap + 5.462%)
	2,476,000	7.700		09/17/25	2,486,597
JPMorgan Chase & Co. (b) (5 yr. CMT + 2.737%)
	2,325,000	6.875		06/01/29	2,439,204
PNC Financial Services Group, Inc. (b) (5 yr. CMT + 3.238%)
	2,445,000	6.200		09/15/27	2,487,519
Societe Generale SA (b)
(5 yr. USD ICE Swap + 5.873%)
	2,471,000	8.000	(d)	09/29/25	2,489,335
(5 yr. USD Swap + 3.929%)
	224,000	6.750		04/06/28	217,533
UBS Group AG (b)(d) (5 yr. CMT + 4.745%)
	470,000	9.250		11/13/28	510,317

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks(c) – (continued)
Walker & Dunlop, Inc. (d)
$505,000	6.625%		04/01/33	$503,788
Wells Fargo & Co. (b) (5 yr. CMT + 3.453%)
2,565,000	3.900		03/15/26	2,490,846

				37,908,585

Building Materials(c)(d) – 0.1%
Standard Building Solutions, Inc.
610,000	6.500		08/15/32	610,256

Chemicals(c) – 0.8%
Chemours Co.
285,000	5.375		05/15/27	277,972
450,000	5.750	(d)	11/15/28	415,953
415,000	8.000	(d)	01/15/33	387,871
Ingevity Corp. (d)
1,461,000	3.875		11/01/28	1,363,990
Methanex U.S. Operations, Inc. (d)
630,000	6.250		03/15/32	613,885
OCP SA
1,800,000	6.750	(d)	05/02/34	1,847,250
420,000	7.500		05/02/54	429,975
Olympus Water U.S. Holding Corp. (d)
895,000	7.250		06/15/31	880,716
WR Grace Holdings LLC (d)
1,315,000	5.625		08/15/29	1,131,636

				7,349,248

Commercial Services(c) – 0.6%
ADT Security Corp. (d)
1,525,000	4.125		08/01/29	1,431,213
Belron U.K. Finance PLC (d)
470,000	5.750		10/15/29	466,748
Garda World Security Corp. (d)
360,000	8.375		11/15/32	354,632
Herc Holdings, Inc. (d)
884,000	5.500		07/15/27	880,826
TriNet Group, Inc. (d)
525,000	3.500		03/01/29	476,065
United Rentals North America, Inc.
424,000	3.875		02/15/31	384,687
VT Topco, Inc. (d)
1,114,000	8.500		08/15/30	1,168,040

				5,162,211

Computers(c) – 0.3%
KBR, Inc. (d)
498,000	4.750		09/30/28	473,767
McAfee Corp. (d)
1,575,000	7.375		02/15/30	1,395,513
Seagate HDD Cayman
430,000	8.250		12/15/29	457,619

				2,326,899

Diversified Financial Services(c) – 2.0%
AG Issuer LLC (d)
1,193,000	6.250		03/01/28	1,173,471

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(c) – (continued)
American Express Co. (b) (5 yr. CMT + 2.854%)
$2,635,000	3.550%	09/15/26	$2,550,706
Charles Schwab Corp. (b) (5 yr. CMT + 4.971%)
4,030,000	5.375	06/01/25	4,021,698
Focus Financial Partners LLC (d)
1,100,000	6.750	09/15/31	1,084,622
Freedom Mortgage Holdings LLC (d)
1,395,000	9.250	02/01/29	1,416,106
Jane Street Group/JSG Finance, Inc. (d)
905,000	6.125	11/01/32	890,982
Midcap Financial Issuer Trust (d)
1,176,000	6.500	05/01/28	1,128,901
Navient Corp.
615,000	5.500	03/15/29	582,018
860,000	9.375	07/25/30	916,665
OneMain Finance Corp.
645,000	3.875	09/15/28	597,896
1,055,000	4.000	09/15/30	931,132
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (d)
1,490,000	2.875	10/15/26	1,430,370
StoneX Group, Inc. (d)
685,000	7.875	03/01/31	716,202

			17,440,769

Electrical(c)(d) – 0.6%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
960,000	6.375	02/15/32	929,453
Calpine Corp.
733,000	4.625	02/01/29	703,350
Lightning Power LLC
720,000	7.250	08/15/32	742,118
NRG Energy, Inc.
535,000	3.375	02/15/29	491,617
Pike Corp.
1,226,000	5.500	09/01/28	1,186,682
Vistra Operations Co. LLC
1,015,000	4.375	05/01/29	963,946

			5,017,166

Electronics(c)(d) – 0.3%
Imola Merger Corp.
495,000	4.750	05/15/29	470,146
Sensata Technologies BV
515,000	4.000	04/15/29	473,203
Sensata Technologies, Inc.
1,059,000	4.375	02/15/30	979,077
TTM Technologies, Inc.
1,040,000	4.000	03/01/29	957,809

			2,880,235

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Dutch BV
176,000	3.850	03/29/26	170,500
Greenko Power II Ltd.
167,000	4.300	12/13/28	153,974

			324,474

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(c) – 0.2%
Dycom Industries, Inc. (d)
$505,000	4.500%		04/15/29	$472,039
Mexico City Airport Trust
320,000	4.250	(d)	10/31/26	314,368
1,726,000	5.500		07/31/47	1,418,565

				2,204,972

Entertainment(c)(d) – 0.4%
Caesars Entertainment, Inc.
670,000	6.000		10/15/32	625,713
Cinemark USA, Inc.
510,000	7.000		08/01/32	515,085
Merlin Entertainments Group U.S. Holdings, Inc.
310,000	7.375		02/15/31	293,920
Motion Bondco DAC
567,000	6.625		11/15/27	541,672
WMG Acquisition Corp.
1,855,000	3.750		12/01/29	1,729,380

				3,705,770

Environmental(c)(d) – 0.5%
GFL Environmental, Inc.
2,300,000	3.500		09/01/28	2,177,663
Madison IAQ LLC
654,000	5.875		06/30/29	617,801
Waste Pro USA, Inc.
2,015,000	7.000		02/01/33	2,028,158

				4,823,622

Food & Drug Retailing(c) – 1.1%
J.M. Smucker Co.
2,205,000	6.200		11/15/33	2,347,465
Lamb Weston Holdings, Inc. (d)
1,540,000	4.125		01/31/30	1,434,987
Mars, Inc. (d)
1,900,000	5.000		03/01/32	1,908,569
2,625,000	5.200		03/01/35	2,638,230
Performance Food Group, Inc. (d)
701,000	5.500		10/15/27	694,530
United Natural Foods, Inc. (d)
1,060,000	6.750		10/15/28	1,047,248

				10,071,029

Healthcare Providers & Services(c) – 0.6%
Charles River Laboratories International, Inc. (d)
1,035,000	3.750		03/15/29	952,852
Encompass Health Corp.
451,000	4.500		02/01/28	437,921
LifePoint Health, Inc. (d)
1,485,000	5.375		01/15/29	1,303,518
Medline Borrower LP (d)
1,257,000	5.250		10/01/29	1,206,330
Prime Healthcare Services, Inc. (d)
790,000	9.375		09/01/29	748,004
Tenet Healthcare Corp.
591,000	6.125		10/01/28	588,193

				5,236,818

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Holding Companies-Diversified(c)(d) – 0.1%
Benteler International AG
$790,000	10.500%	05/15/28	$828,915

Housewares(c) – 0.1%
Newell Brands, Inc.
235,000	6.375	05/15/30	229,050
370,000	6.625	05/15/32	360,354

			589,404

Insurance(c)(d) – 0.8%
Acrisure LLC/Acrisure Finance, Inc.
835,000	8.250	02/01/29	857,637
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
510,000	6.750	10/15/27	508,424
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
1,590,000	7.875	11/01/29	1,566,690
Ardonagh Group Finance Ltd.
2,093,000	8.875	02/15/32	2,135,195
BroadStreet Partners, Inc.
1,244,000	5.875	04/15/29	1,192,648
HUB International Ltd.
585,000	7.375	01/31/32	595,811
USI, Inc.
320,000	7.500	01/15/32	327,136

			7,183,541

Internet(c)(d) – 0.4%
Gen Digital, Inc.
780,000	6.250	04/01/33	777,559
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
520,000	3.500	03/01/29	481,754
ION Trading Technologies SARL
863,000	9.500	05/30/29	868,782
Match Group Holdings II LLC
984,000	4.625	06/01/28	944,315
Snap, Inc.
490,000	6.875	03/01/33	490,157

			3,562,567

Iron/Steel(c) – 0.2%
Cleveland-Cliffs, Inc. (d)
610,000	6.875	11/01/29	597,367
Vale Overseas Ltd.
1,320,000	6.400	06/28/54	1,300,860

			1,898,227

Leisure Time(c)(d) – 0.1%
Royal Caribbean Cruises Ltd.
895,000	5.625	09/30/31	879,230
355,000	6.250	03/15/32	358,369

			1,237,599

Lodging(c) – 0.7%
Genting New York LLC/GENNY Capital, Inc. (d)
2,190,000	7.250	10/01/29	2,235,005
Hilton Domestic Operating Co., Inc.
1,174,000	4.875	01/15/30	1,135,152

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Lodging(c) – (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (d)
$1,263,000	5.000%	06/01/29	$1,180,753
MGM Resorts International
1,005,000	4.750	10/15/28	967,946
Travel & Leisure Co. (d)
525,000	4.500	12/01/29	490,723

			6,009,579

Machinery - Construction & Mining(c)(d) – 0.1%
Terex Corp.
520,000	6.250	10/15/32	505,055

Machinery-Diversified(c)(d) – 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
585,000	9.000	02/15/29	586,193
TK Elevator Holdco GmbH
1,185,000	7.625	07/15/28	1,186,778

			1,772,971

Media(c)(d) – 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
610,000	6.375	09/01/29	608,383
934,000	4.250	02/01/31	827,505
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
505,000	5.875	08/15/27	489,547
iHeartCommunications, Inc.
177,332	10.875	05/01/30	88,184
News Corp.
1,830,000	3.875	05/15/29	1,726,276
Nexstar Media, Inc.
549,000	5.625	07/15/27	541,237
Sirius XM Radio LLC
1,525,000	4.000	07/15/28	1,421,407

			5,702,539

Miscellaneous Manufacturing(c) – 0.1%
Axon Enterprise, Inc. (d)
255,000	6.125	03/15/30	257,608
260,000	6.250	03/15/33	263,224
Hillenbrand, Inc.
436,000	6.250	02/15/29	437,500

			958,332

Oil Field Services – 1.7%
Aethon United BR LP/Aethon United Finance Corp. (c)(d)
478,000	7.500	10/01/29	486,379
Archrock Partners LP/Archrock Partners Finance Corp. (c)(d)
620,000	6.625	09/01/32	622,524
Civitas Resources, Inc. (c)(d)
435,000	8.375	07/01/28	449,377
Ecopetrol SA (c)
120,000	8.625	01/19/29	127,440
1,890,000	6.875	04/29/30	1,868,832
1,215,000	7.750	02/01/32	1,189,485
140,000	8.875	01/13/33	144,165
Kodiak Gas Services LLC (c)(d)
240,000	7.250	02/15/29	244,898

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Matador Resources Co. (c)(d)
	$696,000	6.250%		04/15/33	$680,083
Murphy Oil Corp. (c)
	712,000	6.000		10/01/32	684,253
Nabors Industries, Inc. (c)(d)
	660,000	9.125		01/31/30	660,337
Noble Finance II LLC (c)(d)
	800,000	8.000		04/15/30	799,376
Petrobras Global Finance BV (c)
	250,000	6.000		01/13/35	238,125
Petroleos Mexicanos
	110,000	6.500		01/23/29	103,362
	1,050,000	8.750	(c)	06/02/29	1,044,645
	410,000	6.840	(c)	01/23/30	373,879
Petronas Capital Ltd. (c)(d)
	530,000	4.950		01/03/31	531,071
	520,000	5.340		04/03/35	523,546
Raizen Fuels Finance SA (c)
	210,000	5.700		01/17/35	198,881
	440,000	6.700	(d)	02/25/37	439,362
	210,000	6.950	(d)	03/05/54	204,777
	200,000	6.950		03/05/54	195,026
SM Energy Co. (c)(d)
	330,000	6.750		08/01/29	325,416
	530,000	7.000		08/01/32	521,631
Sunoco LP/Sunoco Finance Corp. (c)
	895,000	7.000	(d)	09/15/28	915,558
	495,000	4.500		05/15/29	468,790
Transocean, Inc. (c)(d)
	295,000	8.250		05/15/29	288,073
	300,000	8.500		05/15/31	291,738
USA Compression Partners LP/USA Compression Finance Corp. (c)(d)
	880,000	7.125		03/15/29	895,127

					15,516,156

Packaging(c) – 0.5%
ARD Finance SA (g)
(PIK 5.750%, Cash 5.000%)
EUR	242,954	5.000		06/30/27	10,219
(PIK 7.250%, Cash 6.500%)
	$2,402,643	6.500	(d)	06/30/27	151,390
Berry Global, Inc. (d)
	364,000	4.500		02/15/26	361,823
Crown Americas LLC
	2,058,000	5.250		04/01/30	2,005,089
LABL, Inc. (d)
	171,000	10.500		07/15/27	152,474
Sealed Air Corp./Sealed Air Corp. U.S. (d)
	1,375,000	6.125		02/01/28	1,375,385
Trivium Packaging Finance BV (d)
	276,000	5.500		08/15/26	271,860
	353,000	8.500		08/15/27	351,546

					4,679,786

Pharmaceuticals(c)(d) – 0.2%
Jazz Securities DAC
	990,000	4.375		01/15/29	940,916

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals(c)(d) – (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV
$985,000	4.125%		04/30/28	$920,610

				1,861,526

Pipelines – 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (c)(d)
480,000	5.375		06/15/29	469,594
Buckeye Partners LP (c)
734,000	3.950		12/01/26	714,659
1,070,000	6.875	(d)	07/01/29	1,087,484
CQP Holdco LP/BIP-V Chinook Holdco LLC (c)(d)
1,241,000	5.500		06/15/31	1,189,920
Delek Logistics Partners LP/Delek Logistics Finance Corp. (c)(d)
725,000	8.625		03/15/29	750,781
Galaxy Pipeline Assets Bidco Ltd.
240,000	2.625	(d)	03/31/36	202,056
1,731,151	2.940		09/30/40	1,414,835
Genesis Energy LP/Genesis Energy Finance Corp. (c)
910,000	7.875		05/15/32	916,452
Prairie Acquiror LP (c)(d)
535,000	9.000		08/01/29	544,769
Summit Midstream Holdings LLC (c)(d)
1,490,000	8.625		10/31/29	1,522,601
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c)(d)
710,000	7.375		02/15/29	712,854
Venture Global LNG, Inc. (c)(d)
1,310,000	9.500		02/01/29	1,404,634

				10,930,639

Real Estate Investment Trust(c) – 0.1%
Iron Mountain, Inc. (d)
460,000	7.000		02/15/29	470,557
MPT Operating Partnership LP/MPT Finance Corp.
903,000	4.625		08/01/29	691,147

				1,161,704

Retailing(c) – 0.5%
Asbury Automotive Group, Inc. (d)
510,000	4.625		11/15/29	477,748
Cougar JV Subsidiary LLC (d)
1,114,000	8.000		05/15/32	1,150,305
Group 1 Automotive, Inc. (d)
219,000	4.000		08/15/28	206,015
LCM Investments Holdings II LLC (d)
1,273,000	4.875		05/01/29	1,193,896
Lithia Motors, Inc. (d)
520,000	3.875		06/01/29	477,090
Penske Automotive Group, Inc.
662,000	3.500		09/01/25	657,690
Sonic Automotive, Inc. (d)
525,000	4.625		11/15/29	482,816

				4,645,560

Semiconductors(c)(d) – 0.1%
Entegris, Inc.
470,000	5.950		06/15/30	467,697

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software(c) – 0.4%
AppLovin Corp.
$740,000	5.500%	12/01/34	$739,556
Camelot Finance SA (d)
107,000	4.500	11/01/26	105,094
Castle U.S. Holding Corp. (d)
574,000	9.500	02/15/28	254,913
Clarivate Science Holdings Corp. (d)
510,000	3.875	07/01/28	473,005
Open Text Corp. (d)
1,585,000	3.875	12/01/29	1,443,840
Twilio, Inc.
525,000	3.625	03/15/29	487,253

			3,503,661

Telecommunication Services – 0.1%
Hughes Satellite Systems Corp.
650,000	6.625	08/01/26	535,646

Transportation(c)(d) – 0.1%
Rand Parent LLC
725,000	8.500	02/15/30	716,981

TOTAL CORPORATE OBLIGATIONS (Cost $190,275,473)			$189,268,920

Asset-Backed Securities – 17.9%

Automotive(c) – 1.2%
Citizens Auto Receivables Trust Series 2024-1, Class A2A(d)
$839,380	5.430%	10/15/26	$840,484
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
244,269	5.630	10/15/26	244,351
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
1,075,000	4.700	09/15/27	1,074,598
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
500,000	4.670	08/15/28	500,123
GM Financial Revolving Receivables Trust Series 2024-1, Class A(d)
1,550,000	4.980	12/11/36	1,574,546
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
202,517	6.080	05/17/27	202,761
Santander Drive Auto Receivables Trust Series 2024-1, Class A2
152,368	5.710	02/16/27	152,487
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
800,000	4.760	08/16/27	800,005
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
1,800,000	4.740	01/16/29	1,805,936
SBNA Auto Receivables Trust Series 2024-A, Class A2(d)
197,656	5.700	03/15/27	197,729
Tesla Auto Lease Trust Series 2024-A, Class A3(d)
800,000	5.300	06/21/27	804,015
Toyota Auto Receivables Owner Trust Series 2023-B, Class A3
2,650,000	4.710	02/15/28	2,653,279

			10,850,314

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – 12.3%
1988 CLO 3 Ltd. Series 2023-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.000%)
	$2,500,000	6.302%	10/15/38	$2,510,485
1988 CLO 4 Ltd. Series 2024-4A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.600%)
	2,100,000	6.902	04/15/37	2,109,087
1988 CLO 4 Ltd. Series 2024-4A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
	2,700,000	8.552	04/15/37	2,729,908
1988 CLO 5 Ltd. Series 2024-5A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.300%)
	1,900,000	7.602	07/15/37	1,900,988
1988 CLO 6 Ltd. Series 2025-6A, Class E(b)(c)(d) (-1X 3 mo. USD Term SOFR + 4.900%)
	2,100,000	0.000	04/15/38	2,091,197
37 Capital CLO III Ltd. Series 2023-1A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 9.030%)
	1,700,000	13.332	04/15/36	1,700,347
37 Capital CLO III Ltd. Series 2023-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 6.360%)
	1,750,000	10.662	04/15/36	1,759,879
AB BSL CLO 4 Ltd. Series 2023-4A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.500%)
	2,600,000	6.793	04/20/36	2,600,023
Apidos CLO XXIII Ltd. Series 2015-23A, Class ARR(b)(c)(d) (3 mo. USD Term SOFR + 1.050%)
	2,600,000	5.367	04/15/33	2,599,995
Ballyrock CLO 23 Ltd. Series 2023-23A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.980%)
	2,600,000	6.280	04/25/36	2,600,949
Barings CLO Ltd. Series 2023-1A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.750%)
	2,700,000	6.043	04/20/36	2,700,959
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
	2,000,000	8.550	01/25/36	2,025,424
Benefit Street Partners CLO XXXV Ltd. Series 2024-35A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.100%)
	1,000,000	10.400	04/25/37	1,001,214
Birch Grove CLO 7 Ltd. Series 2023-7A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.800%)
	2,070,000	6.093	10/20/36	2,073,693
Bridgepoint CLO 2 DAC Series 2X, Class D(b)(c) (3 mo. EUR EURIBOR + 3.000%)
EUR	800,000	5.785	04/15/35	865,266
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.050%)
	$2,000,000	6.343	10/18/36	2,009,160
Captree Park CLO Ltd. Series 2024-1A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.000%)
	625,000	10.293	07/20/37	627,001
Cathedral Lake VII Ltd. Series 2021-7RA, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 2.150%)
	2,000,000	6.452	01/15/32	2,000,218
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 7.650%)
	1,025,000	11.943	01/20/37	1,023,672

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
CIFC Funding Ltd. Series 2023-3A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.300%)
	$1,300,000	6.593%	01/20/37	$1,303,272
CIFC Funding Ltd. Series 2022-3A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.410%)
	2,000,000	5.703	04/21/35	2,000,542
Crown City CLO I Series 2020-1A, Class A1AR(b)(c)(d) (3 mo. USD Term SOFR + 1.452%)
	2,000,000	5.745	07/20/34	1,999,926
Crown City CLO IV Series 2022-4A, Class C1R(b)(c)(d) (3 mo. USD Term SOFR + 4.500%)
	1,300,000	8.793	04/20/37	1,310,720
Crown City CLO V Series 2023-5A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	1,700,000	5.893	04/20/37	1,703,594
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b)(c)(d) (-1X 3 mo. EUR EURIBOR + 1.650%)
EUR	1,600,000	0.000	05/26/38	1,722,033
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(c)(d) (-1X 3 mo. EUR EURIBOR + 1.700%)
	1,800,000	0.000	04/20/38	1,939,957
Elmwood CLO 29 Ltd. Series 2024-5A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
	$1,325,000	5.993	04/20/37	1,328,469
Empower CLO Ltd. Series 2023-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.500%)
	1,000,000	9.800	04/25/36	1,002,810
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.570%)
	2,000,000	5.863	07/20/37	2,003,650
Halsey Point CLO I Ltd. Series 2019-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.450%)
	5,000,000	5.743	10/20/37	5,002,420
Halseypoint CLO II Ltd. Series 2020-2A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.600%)
	1,425,000	7.893	07/20/37	1,430,796
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(c)(d) (1 mo. USD Term SOFR + 1.600%)
	398,991	5.944	05/25/54	401,546
Madison Park Funding LXI Ltd. Series 2023-61A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.730%)
	1,000,000	6.023	01/20/37	1,005,391
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.530%)
	1,500,000	5.832	04/15/37	1,502,406
Man GLG U.S. CLO Ltd. Series 2021-1A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.562%)
	6,700,000	5.864	07/15/34	6,701,581
Marathon CLO XIII Ltd. Series 2019-1A, Class A2R2(b)(c)(d) (3 mo. USD Term SOFR + 1.950%)
	2,050,000	6.252	04/15/32	2,049,990
MF1 Ltd. Series 2021-FL6, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.214%)
	400,710	5.531	07/16/36	399,989
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.460%)
	1,700,000	5.762	04/15/34	1,701,416

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Nissan Master Owner Trust Receivables Series 2024-B, Class A(c)(d)
	$2,725,000	5.050%	02/15/29	$2,747,459
North Westerly VII ESG CLO DAC Series VII-X, Class D(b)(c) (3 mo. EUR EURIBOR + 2.950%)
EUR	1,200,000	5.506	05/15/34	1,273,796
OCP Euro DAC Series 2025-12A, Class B1(b)(c)(d) (3 mo. EUR EURIBOR + 1.700%)
	2,000,000	4.062	01/20/38	2,148,415
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b)(c)(d) (3 mo. USD Term SOFR + 1.150%)
	$1,266,662	5.443	07/20/30	1,266,606
Palmer Square CLO Ltd. Series 2021-4A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.312%)
	260,000	10.614	10/15/34	259,739
Palmer Square Loan Funding Ltd. Series 2022-3A, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	3,000,000	7.302	04/15/31	3,000,036
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.950%)
	1,300,000	7.247	08/08/32	1,298,203
Park Blue CLO Ltd. Series 2023-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.000%)
	2,000,000	6.293	04/20/36	2,000,580
Park Blue CLO Ltd. Series 2023-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 5.400%)
	1,350,000	9.700	01/25/37	1,370,949
Park Blue CLO Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.420%)
	1,200,000	5.713	10/20/37	1,200,164
Penta CLO DAC Series 2021-2A, Class BR(b)(c)(d) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,350,000	3.986	04/15/38	1,449,472
RRE 5 Loan Management DAC Series 5X, Class A2R(b)(c) (3 mo. EUR EURIBOR + 1.750%)
	2,200,000	4.535	01/15/37	2,376,019
Silver Point CLO 3 Ltd. Series 2023-3A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.900%)
	$1,500,000	10.200	11/29/36	1,511,793
Sound Point CLO 38 Ltd. Series 2024-38A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	2,400,000	5.922	02/20/37	2,401,474
Stellar Jay Ireland DAC Series 2021-1, Class A(d)
	1,069,296	3.967	10/15/41	1,032,728
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(c)(d)
	157,881	5.750	12/20/50	159,332
Trinitas CLO XXV Ltd. Series 2023-25A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.850%)
	1,870,000	6.140	01/23/37	1,877,895
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(b)(c)(d) (3 mo. USD Term SOFR + 1.430%)
	2,925,000	5.723	01/20/34	2,923,584
Venture 49 CLO Ltd. Series 2024-49A, Class C1(b)(c)(d) (3 mo. USD Term SOFR + 2.650%)
	1,700,000	6.943	04/20/37	1,704,609
Voya CLO Ltd. Series 2019-2A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.200%)
	2,495,397	5.493	07/20/32	2,492,350

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Voya CLO Ltd. Series 2024-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 3.650%)
$1,375,000	7.952%	04/15/37	$1,385,813

			109,320,989

Collateralized Mortgage Obligations(b)(c)(d) – 0.2%
Brookhaven Park CLO Ltd. Series 2024-1A, Class A (3 mo. USD Term SOFR + 1.500%)
1,700,000	5.793	04/19/37	1,702,086

Credit Card(c) – 0.8%
American Express Credit Account Master Trust Series 2022-2, Class A
1,950,000	3.390	05/15/27	1,947,077
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
4,100,000	5.249	08/15/28	4,111,549
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,350,000	5.230	12/08/27	1,356,228

			7,414,854

Home Equity(b)(c) – 0.1%
JP Morgan Mortgage Trust Series 2023-HE1, Class A1(d) (1 mo. USD Term SOFR + 1.750%)
752,120	6.094	11/25/53	756,945
Lehman XS Trust Series 2007-3, Class 1BA2 (6 mo. USD Term SOFR + 0.928%)
50,427	5.190	03/25/37	52,905
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1 mo. USD Term SOFR + 0.454%)
641,020	4.775	11/25/36	105,222

			915,072

Student Loan(b)(c)(d) – 3.3%
AMMC CLO 30 Ltd. Series 2024-30A, Class E (3 mo. USD Term SOFR + 7.730%)
1,000,000	12.032	01/15/37	1,020,434
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR (3 mo. USD Term SOFR + 1.272%)
610,543	5.565	04/20/31	610,785
Bain Capital CLO Ltd. Series 2024-1A, Class D1 (3 mo. USD Term SOFR + 3.850%)
1,000,000	8.158	04/16/37	1,010,736
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A (3 mo. USD Term SOFR + 1.800%)
3,900,000	6.097	07/24/36	3,909,083
Barings CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 4.000%)
1,325,000	8.293	01/20/37	1,339,641
Benefit Street Partners CLO XXX Ltd. Series 2023-30A, Class C (3 mo. USD Term SOFR + 3.550%)
2,000,000	7.850	04/25/36	2,000,000
Carlyle U.S. CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 3.900%)
1,250,000	8.202	04/15/37	1,260,614
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (3 mo. USD Term SOFR + 1.830%)
3,900,000	6.132	01/15/37	3,915,382

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Student Loan(b)(c)(d) – (continued)
Elmwood CLO 27 Ltd. Series 2024-3A, Class A (3 mo. USD Term SOFR + 1.520%)
$2,875,000	5.813%	04/18/37	$2,870,739
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR (3 mo. USD Term SOFR + 1.380%)
2,300,000	5.702	05/20/36	2,300,515
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R (3 mo. USD Term SOFR + 1.530%)
2,000,000	5.823	04/20/38	1,997,980
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class D (3 mo. USD Term SOFR + 3.500%)
1,975,000	7.790	04/23/38	1,984,609
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class E (3 mo. USD Term SOFR + 6.350%)
600,000	10.640	04/23/38	602,338
Parallel Ltd. Series 2023-1A, Class A1 (3 mo. USD Term SOFR +2.200%)
2,000,000	6.493	07/20/36	2,001,876
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
1,325,000	8.793	01/20/37	1,337,007
Wellington Management CLO 2 Ltd. Series 2024-2A, Class D (3 mo. USD Term SOFR + 3.900%)
1,650,000	8.193	04/20/37	1,662,859

			29,824,598

TOTAL ASSET-BACKED SECURITIES (Cost $160,143,382)			$160,027,913

Bank Loans(h) – 6.0%

Aerospace & Defense – 0.3%
Bleriot U.S. Bidco, Inc.(3 mo. USD Term SOFR + 2.750%)
$694,759	7.049%	10/31/30	$688,791
Kaman Corp.
2,400,000	0.000 (i)	02/26/32	$2,365,992

			3,054,783

Automotive - Parts – 0.2%
Adient U.S. LLC(1 mo. USD Term SOFR + 2.250%)
1,683,000	6.575	01/31/31	1,658,597

Banks – 0.1%
Nouryon Finance BV(3 mo. USD Term SOFR + 3.250%)
1,238,249	7.553	04/03/28	1,233,605

Building & Construction – 0.5%
AAL Delaware Holdco, Inc.(1 mo. USD Term SOFR + 2.750%)
2,512,391	7.075	07/30/31	2,488,850
Apple Bidco LLC(1 mo. USD Term SOFR + 2.500%)
1,451,362	6.825	09/23/31	1,439,113
Construction Partners, Inc.(1 mo. USD Term SOFR + 2.500%)
349,125	6.827	11/03/31	346,653

			4,274,616

Commercial Services – 0.7%
Anticimex International AB(3 mo. USD Term SOFR + 3.400%)
3,341,250	7.740	11/16/28	3,330,391

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)

Commercial Services – (continued)
Fleet Midco I Ltd.(6 mo. USD Term SOFR + 2.750%)
$2,364,949	7.055%	02/21/31	$2,356,081
Fugue Finance BV(6 mo. USD Term SOFR + 3.250%)
250,000	7.496	01/09/32	249,452

			5,935,924

Consumer Cyclical Services – 0.3%
IRB Holding Corp.(1 mo. USD Term SOFR + 2.500%)
2,382,030	6.825	12/15/27	2,365,546

Diversified Financial Services – 0.5%
FNZ Group Services Ltd.(3 mo. USD Term SOFR + 5.000%)
1,950,000	9.291	11/05/31	1,793,181
Gen II Fund Services LLC(6 mo. USD Term SOFR + 2.750%)
1,395,000	6.967	11/26/31	1,384,538
VFH Parent LLC(1 mo. USD Term SOFR + 2.500%)
1,825,000	6.825	06/21/31	1,823,868

			5,001,587

Diversified Manufacturing – 0.2%
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
2,326,426	6.805	03/15/30	2,323,517

Energy - Exploration & Production – 0.3%
CQP Holdco LP(3 mo. USD Term SOFR + 2.000%)
2,369,063	6.299	12/31/30	2,361,079
Kohler Energy Co. LLC(3 mo. USD Term SOFR + 3.750%)
482,078	8.049	05/01/31	473,791

			2,834,870

Entertainment – 0.2%
Crown Finance U.S., Inc.(1 mo. USD Term SOFR + 5.250%)
1,496,250	9.573	12/02/31	1,486,629

Healthcare – 0.2%
LifePoint Health, Inc.(3 mo. USD Term SOFR + 3.750%)
1,691,511	8.052	05/17/31	1,637,941

Internet – 0.2%
BEP Intermediate Holdco LLC(1 mo. USD Term SOFR + 3.250%)
545,882	7.575	04/25/31	545,882
Plano HoldCo, Inc.(3 mo. USD Term SOFR + 3.500%)
1,300,000	7.799	10/02/31	1,293,500

			1,839,382

Machinery – 0.3%
TK Elevator U.S. Newco, Inc.(6 mo. USD Term SOFR + 3.500%)
2,376,090	7.737	04/30/30	2,368,035

Media - Cable – 0.1%
iHeartCommunications, Inc.(1 mo. USD Term SOFR + 5.775%)
1,231,912	10.209	05/01/29	998,872

Midstream – 0.0%
AL GCX Holdings LLC(1 mo. USD Term SOFR + 2.000%)
522,902	6.314	05/17/29	520,193

Mining – 0.2%
Crosby U.S. Acquisition Corp.(1 mo. USD Term SOFR + 3.500%)
1,654,125	7.825	08/16/29	1,653,662

	Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)

Pipelines – 0.7%
Epic Y-Grade Services LP(3 mo. USD Term SOFR + 5.750%)
	$2,263,625	10.044%	06/29/29	$2,261,158
Prairie ECI Acquiror LP(1 mo. USD Term SOFR + 4.250%)
	1,990,000	8.575	08/01/29	1,988,766
WhiteWater DBR HoldCo LLC(3 mo. USD Term SOFR + 2.250%)
	1,666,635	6.549	03/03/31	1,658,302

				5,908,226

Retailers – 0.3%
Harbor Freight Tools USA, Inc.(1 mo. USD Term SOFR + 2.500%)
	2,412,875	6.825	06/11/31	2,349,272

Technology – 0.0%
McAfee LLC(1 mo. USD Term SOFR + 3.000%) 348,252 7.323 03/01/29 331,797

Technology - Software – 0.7%
Athenahealth Group, Inc.(1 mo. USD Term SOFR + 3.000%)
	1,711,832	7.325	02/15/29	1,687,764
Camelot U.S. Acquisition LLC(1 mo. USD Term SOFR + 2.750%)
	1,831,968	7.075	01/31/31	1,806,010
Drake Software LLC(3 mo. USD Term SOFR + 4.250%)
	870,593	8.549	06/26/31	834,681
Epicor Software Corp.(1 mo. USD Term SOFR + 2.750%)
	393,025	7.075	05/30/31	391,708
iSolved, Inc.(1 mo. USD Term SOFR + 3.250%)
	634,712	7.575	10/15/30	634,521
Travelport Finance (Luxembourg) SARL(3 mo. USD Term SOFR +8.000%)
	12,471	12.197	09/30/28	11,211
UKG, Inc.(3 mo. USD Term SOFR + 3.000%)
	678,725	7.300	02/10/31	676,926

				6,042,821

TOTAL BANK LOANS (Cost $54,652,774)				$53,819,875

Municipal Debt Obligations – 0.9%

Illinois – 0.9%
Illinois State GO Bonds Build America Series 2010
	$3,512,143	7.350%	07/01/35	$3,809,070
Illinois State GO Bonds Taxable-Pension Series 2003
	4,028,235	5.100	06/01/33	4,020,474

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,785,684)				$7,829,544

Sovereign Debt Obligations – 0.8%

Euro – 0.2%
Ivory Coast Government International Bonds
EUR	530,000	4.875%	01/30/32	$506,109

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

	Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Euro – (continued)
Romania Government International Bonds (d)
EUR	1,250,000	3.624%		05/26/30	$1,259,917

					1,766,026

United States Dollar – 0.6%
Dominican Republic International Bonds (c)
	$236,000	7.050		02/03/31	244,024
	185,000	6.600	(d)	06/01/36	184,260
	1,289,000	6.950	(d)	03/15/37	1,301,890
Ivory Coast Government International Bonds
	1,896,000	6.125		06/15/33	1,685,657
	560,000	8.075	(d)	04/01/36	534,800
Mexico Government International Bonds (c)
	1,090,000	3.771		05/24/61	636,560
Romania Government International Bonds
	930,000	3.000		02/14/31	777,480

					5,364,671

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,536,977)					$7,130,697

Shares	Description		Value

Common Stocks(j) – 0.1%

Media – 0.1%
242,215	iHeartMedia, Inc. Class A		$399,655
(Cost $641,642)

Units	Expiration Date		Value

Rights(j) – 0.0%

Cineworld Group PLC
16,800	12/31/99		$353,220
(Cost $426,888)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 15.0%

U.S. Treasury Inflation-Indexed Bonds(k)
$25,788,351	1.500%	02/15/53	$21,448,655
U.S. Treasury Notes
11,400	3.875	11/30/29	11,364
55,840,000	4.000	03/31/30	55,949,063
56,500,000	4.125	03/31/32	56,650,078

TOTAL U.S. TREASURY OBLIGATIONS (Cost $133,713,966)			$134,059,160

Shares	Dividend Rate	Value

Investment Company(l) – 7.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
64,025,049	4.259%	$64,025,049
(Cost $ 64,025,049)

TOTAL INVESTMENTS – 133.1% (Cost $ 1,190,536,347)		$1,188,703,008

LIABILITIES IN EXCESS OF OTHER ASSETS – (33.1)%		(295,555,905)

NET ASSETS – 100.0%		$893,147,103

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(f)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $342,046,742 which represents approximately 38.3% of net assets as of March 31, 2025.

(g)	Pay-in-kind securities.

(h)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)	Security is currently in default and/or non-income producing.

(k)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(l)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty		Currency Purchased	Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	27,298,876	NZD	29,974,735	04/04/25	$ 38,745
	AUD	2,270,207	USD	1,409,245	04/02/25	9,317
	AUD	12,903,897	USD	7,928,154	04/07/25	135,298
	AUD	28,257,223	USD	17,651,213	06/18/25	16,819
	BRL	100,479,113	USD	17,417,480	04/02/25	182,359
	BRL	8,591,284	USD	1,492,548	04/10/25	9,813
	BRL	25,156,016	USD	4,362,819	04/22/25	27,549
	BRL	43,402,351	USD	7,352,140	05/05/25	203,715
	BRL	1,284,923	USD	217,372	06/18/25	4,066
	CAD	6,233,552	USD	4,327,723	04/08/25	5,669
	CAD	12,286,383	USD	8,561,818	06/18/25	9,525
	CHF	2,188,718	USD	2,492,493	06/18/25	4,680
	CLP	4,390,316,474	USD	4,610,999	04/21/25	12,310
	CNH	20,789,142	USD	2,860,355	04/11/25	3,391
	CNH	32,497,983	USD	4,457,885	04/22/25	22,520
	CNH	38,616,014	USD	5,331,494	05/19/25	2,040
	CNH	11,233,885	USD	1,553,195	06/18/25	1,289
	CNH	81,933,223	USD	11,215,740	07/10/25	138,497
	CNH	83,656,229	USD	11,461,327	07/14/25	134,934
	COP	5,480,125,503	USD	1,306,036	04/14/25	1,900
	COP	6,275,329,870	USD	1,491,108	04/25/25	4,447
	COP	18,704,221,125	USD	4,441,753	05/12/25	5,183
	EUR	1,174,778	CHF	1,123,322	04/01/25	480
	EUR	11,403,158	CHF	10,867,167	04/04/25	43,514
	EUR	13,604,800	PLN	56,823,267	04/04/25	44,134
	EUR	42,792,537	USD	45,469,835	04/04/25	811,379
	EUR	31,485,272	USD	33,380,851	04/07/25	676,600
	EUR	8,705,957	USD	9,039,530	04/09/25	378,683
	EUR	23,176,900	USD	25,054,229	04/10/25	20,192
	EUR	14,432,775	USD	15,161,630	04/28/25	468,080
	EUR	18,266,947	USD	19,065,803	05/06/25	725,169
	EUR	13,664,335	USD	14,231,405	05/12/25	578,166
	EUR	44,284,625	USD	47,087,115	06/18/25	1,010,357
	EUR	11,051,944	USD	11,980,307	06/30/25	31,616
	GBP	6,107,103	USD	7,869,926	04/04/25	18,841
	GBP	12,371,786	USD	15,743,566	04/28/25	236,673
	GBP	9,190,622	USD	11,678,272	05/27/25	192,916
	GBP	6,547,086	USD	8,351,012	06/18/25	105,565
	HUF	2,883,164,190	USD	7,494,575	06/18/25	213,373
	INR	596,286,600	USD	6,846,000	04/07/25	126,889
	INR	1,017,676,777	USD	11,561,478	06/17/25	277,089
	INR	908,482,969	USD	10,440,799	06/18/25	126,889
	JPY	205,987,375	USD	1,318,412	04/03/25	55,383
	MXN	118,802,640	USD	5,774,126	04/21/25	14,527
	MXN	53,654,161	USD	2,531,779	06/18/25	62,696
	NOK	175,362,232	USD	15,975,327	06/18/25	692,585
	NZD	18,901,515	USD	10,520,583	04/07/25	212,243
	NZD	17,872,612	USD	10,087,302	04/22/25	65,513
	NZD	17,768,797	USD	9,966,518	05/05/25	130,731
	NZD	2,338,833	USD	1,325,131	05/07/25	3,989
	PLN	27,063,828	EUR	6,453,741	04/04/25	7,059
	PLN	23,007,495	USD	5,704,743	05/08/25	227,363

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	PLN	6,127,536	USD	1,539,855	06/18/25	$ 37,531
	SEK	21,723,550	USD	1,974,682	04/01/25	186,609
	SEK	182,059,512	USD	17,170,529	06/18/25	1,026,360
	SGD	4,500,096	USD	3,350,949	06/18/25	12,249
	USD	133,663	AUD	212,366	04/02/25	964
	USD	7,107,246	AUD	11,245,511	04/04/25	80,263
	USD	4,575,501	AUD	7,178,382	04/07/25	89,837
	USD	6,793,278	AUD	10,804,466	04/22/25	40,905
	USD	24,834,023	AUD	39,380,546	06/18/25	211,051
	USD	1,212,437	BRL	6,882,401	04/02/25	6,922
	USD	2,942,289	BRL	16,877,131	05/05/25	4,172
	USD	883,735	CAD	1,265,067	04/07/25	4,339
	USD	7,887,896	CAD	11,327,903	04/08/25	13,053
	USD	3,061,634	CAD	4,361,236	06/17/25	19,257
	USD	21,059,315	CAD	30,115,473	06/18/25	49,875
	USD	1,259,884	CAD	1,780,631	09/17/25	12,325
	USD	11,916,948	CHF	10,373,026	06/18/25	82,055
	USD	2,794,539	CHF	2,415,627	09/17/25	9,637
	USD	1,472,862	CLP	1,396,714,987	04/07/25	1,939
	USD	2,028,840	CLP	1,879,516,913	04/21/25	49,577
	USD	1,524,522	CLP	1,402,865,374	04/28/25	47,250
	USD	4,693,665	CLP	4,373,054,785	06/18/25	90,916
	USD	10,482,310	CNH	76,034,176	04/11/25	8,447
	USD	5,554,649	CNH	40,065,681	04/24/25	30,067
	USD	3,543,025	CNH	25,619,616	05/19/25	4,516
	USD	33,222,455	CNH	239,108,397	06/18/25	135,937
	USD	1,670,265	CNH	11,962,842	09/17/25	4,408
	USD	1,468,464	COP	6,076,502,418	04/03/25	16,051
	USD	1,318,081	COP	5,453,045,052	04/04/25	14,867
	USD	1,478,955	COP	6,096,253,334	04/07/25	22,624
	USD	1,311,208	COP	5,452,430,197	04/08/25	8,852
	USD	1,478,703	COP	6,089,300,848	04/10/25	24,609
	USD	2,967,734	COP	12,326,515,408	04/14/25	25,779
	USD	455,874	COP	1,880,828,571	04/16/25	7,098
	USD	1,488,422	COP	6,086,157,149	04/21/25	37,186
	USD	3,012,662	COP	12,522,949,105	04/28/25	29,334
	USD	232,915	COP	971,468,245	06/18/25	3,074
	USD	3,731,547	EUR	3,439,154	04/04/25	12,015
	USD	3,080,726	EUR	2,844,975	04/09/25	2,997
	USD	17,180,443	EUR	15,771,372	04/10/25	117,849
	USD	16,933,329	EUR	15,606,755	04/14/25	45,155
	USD	23,456,641	EUR	21,619,024	04/17/25	58,730
	USD	43,073,814	EUR	39,342,239	06/18/25	344,262
	USD	4,474,958	EUR	4,074,882	09/17/25	26,196
	USD	26,090,020	GBP	20,145,767	04/04/25	67,004
	USD	12,960,263	GBP	10,015,659	04/28/25	23,357
	USD	1,024,127	GBP	792,920	09/17/25	217
	USD	12,426,777	HUF	4,580,177,756	06/18/25	181,978
	USD	3,776,482	ILS	13,652,509	06/18/25	97,931
	USD	3,267,265	INR	280,636,041	06/18/25	2,841
	USD	8,822,184	JPY	1,295,769,995	06/18/25	106,710
	USD	2,199,243	JPY	321,388,560	09/17/25	16,926
	USD	3,206,171	KRW	4,639,008,415	04/10/25	57,377
	USD	1,837,972	KRW	2,687,299,534	04/24/25	12,572

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	8,053,412	KRW	11,562,632,681	06/18/25	$ 176,637
	USD	1,915,254	KRW	2,753,005,252	09/17/25	30,738
	USD	4,113,479	MXN	82,494,383	04/04/25	84,554
	USD	2,932,889	MXN	59,508,325	04/21/25	33,349
	USD	6,654,257	NZD	11,563,612	04/04/25	88,496
	USD	3,272,747	NZD	5,692,685	04/07/25	40,276
	USD	17,291,141	NZD	30,102,962	04/22/25	190,685
	USD	5,117,037	NZD	8,778,585	04/24/25	129,948
	USD	7,052,411	NZD	12,254,406	05/05/25	88,755
	USD	867,782	NZD	1,513,431	05/07/25	7,724
	USD	15,701,829	NZD	27,395,875	05/20/25	128,539
	USD	11,628,033	NZD	20,188,233	06/18/25	143,799
	USD	3,042,780	PLN	11,785,079	06/18/25	8,997
	USD	2,854,000	SEK	28,526,872	06/18/25	2,733
	USD	9,250,979	SGD	12,373,661	04/04/25	39,245
	USD	6,403	SGD	8,512	06/04/25	46
	USD	5,823,770	SGD	7,723,846	06/18/25	51,264
	USD	2,624,302	TRY	108,606,396	06/18/25	29,139
	USD	15,551,451	TWD	511,449,731	04/07/25	168,348
	USD	12,936,345	TWD	424,073,698	04/10/25	178,262
	USD	9,152,844	TWD	300,316,305	04/14/25	115,089
	USD	24,108,483	TWD	797,764,510	04/15/25	98,564
	USD	2,777,070	TWD	91,421,161	04/17/25	25,178
	USD	6,952,000	TWD	229,172,730	04/21/25	51,426
	USD	1,427,000	TWD	47,193,744	04/24/25	5,621
	USD	2,139,000	TWD	70,722,185	04/28/25	8,317
	USD	5,726,000	TWD	189,610,231	05/02/25	11,779
	USD	16,066,004	TWD	529,856,807	06/03/25	61,992
	USD	4,093,453	TWD	134,818,151	06/18/25	17,196
	ZAR	14,747,900	USD	788,590	05/28/25	11,984

TOTAL						$14,185,492

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	6,912,559	NZD	7,611,260	04/04/25	$(2,185)
	AUD	1,656,821	USD	1,045,367	04/02/25	(10,085)
	AUD	19,595,464	USD	12,296,970	04/04/25	(52,352)
	AUD	15,351,880	USD	9,689,996	04/07/25	(96,836)
	AUD	26,105,261	USD	16,560,838	04/22/25	(246,059)
	AUD	1,272,333	USD	796,064	06/12/25	(573)
	AUD	7,148,639	USD	4,523,957	06/18/25	(54,219)
	AUD	3,969,259	USD	2,525,600	09/17/25	(41,955)
	BRL	11,055,539	USD	1,950,000	04/02/25	(13,521)
	CAD	2,048,252	USD	1,434,565	04/04/25	(10,954)
	CAD	5,229,370	USD	3,641,339	04/08/25	(6,026)
	CAD	32,604,644	USD	22,902,844	06/18/25	(156,887)
	CHF	1,123,322	EUR	1,179,913	04/01/25	(6,034)
	CHF	12,171,164	EUR	12,770,362	04/04/25	(47,536)
	CHF	19,296,341	USD	22,107,733	06/18/25	(91,965)
	CLP	1,093,015,729	USD	1,179,494	04/07/25	(28,406)

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	CLP	1,410,030,629	USD	1,524,522	04/28/25	$(39,705)
	CLP	2,888,971,509	USD	3,055,819	05/02/25	(13,701)
	CLP	4,291,749,285	USD	4,631,467	05/12/25	(112,638)
	CLP	1,394,524,036	USD	1,479,115	06/18/25	(11,343)
	CNH	109,338,747	USD	15,117,375	04/22/25	(43,151)
	CNH	78,441,593	USD	10,834,025	04/24/25	(17,862)
	CNH	142,074,211	USD	19,722,981	06/18/25	(63,525)
	CNH	36,216,344	USD	5,019,590	07/10/25	(760)
	CNH	45,152,311	USD	6,262,456	07/14/25	(3,532)
	CNH	29,081,184	USD	4,059,633	07/23/25	(25,912)
	CNH	41,530,897	USD	5,808,251	09/17/25	(24,965)
	CNH	19,874,194	USD	2,785,334	09/22/25	(16,826)
	COP	6,069,594,341	USD	1,458,949	04/03/25	(8,187)
	COP	5,421,353,900	USD	1,306,036	04/04/25	(10,396)
	COP	6,119,741,402	USD	1,472,862	04/07/25	(10,920)
	COP	5,454,191,782	USD	1,318,081	04/08/25	(15,303)
	COP	6,107,045,290	USD	1,478,703	04/10/25	(20,372)
	COP	3,181,249,240	USD	767,363	04/14/25	(8,098)
	COP	5,611,948,901	USD	1,358,345	04/16/25	(19,301)
	COP	29,712,186,126	USD	7,217,177	04/21/25	(132,346)
	COP	6,323,718,293	USD	1,524,522	04/28/25	(18,030)
	CZK	690,934,148	USD	30,174,391	06/18/25	(189,338)
	EUR	8,086,196	GBP	6,786,939	04/04/25	(21,509)
	EUR	6,349,158	PLN	26,628,752	04/04/25	(7,847)
	EUR	11,399,233	USD	12,471,901	04/14/25	(136,714)
	EUR	22,637,870	USD	24,613,361	04/17/25	(112,769)
	EUR	16,887,922	USD	18,331,839	04/24/25	(47,356)
	EUR	11,735,573	USD	12,749,526	05/06/25	(34,846)
	EUR	20,715,861	USD	22,644,841	06/18/25	(145,373)
	EUR	2,807,419	USD	3,066,737	09/17/25	(1,732)
	EUR	5,711,971	USD	6,290,593	09/19/25	(53,827)
	GBP	24,768,043	EUR	29,696,481	04/04/25	(123,722)
	GBP	2,773,267	EUR	3,310,000	05/02/25	(3,190)
	GBP	4,173,191	USD	5,408,456	04/28/25	(18,079)
	GBP	984,860	USD	1,273,793	06/18/25	(1,693)
	HKD	6,378,741	USD	820,167	04/15/25	(50)
	ILS	4,873,247	USD	1,332,854	06/18/25	(19,799)
	INR	245,781,946	USD	2,859,336	06/18/25	(343)
	JPY	1,650,940,562	USD	11,289,833	06/18/25	(185,448)
	JPY	127,769,035	USD	871,376	09/17/25	(3,789)
	KRW	5,135,836,163	USD	3,538,039	04/10/25	(52,016)
	KRW	24,196,782,063	USD	16,722,341	06/18/25	(238,845)
	MXN	61,737,585	USD	3,052,357	04/04/25	(37,168)
	MXN	135,786,951	USD	6,672,577	05/14/25	(77,211)
	MXN	2,058,332	USD	101,218	06/18/25	(1,687)
	NOK	29,969,997	USD	2,854,000	06/18/25	(5,398)
	NZD	54,569,037	AUD	49,626,000	04/04/25	(25,773)
	NZD	29,525,417	USD	16,813,426	04/04/25	(49,041)
	NZD	13,320,241	USD	7,608,522	04/07/25	(44,904)
	NZD	29,186,332	USD	16,859,049	04/22/25	(279,299)
	NZD	44,892,552	USD	25,765,161	04/24/25	(261,831)
	NZD	20,777,432	USD	12,021,634	05/05/25	(214,705)
	NZD	1,390,714	USD	793,081	05/07/25	(2,761)
	NZD	44,617,571	USD	25,792,289	05/20/25	(429,259)

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	NZD	5,306,410	USD	3,089,206	06/17/25	$(70,694)
	NZD	38,171,681	USD	21,851,900	06/18/25	(137,643)
	PLN	30,945,376	EUR	7,422,674	04/04/25	(38,785)
	PLN	27,968,036	USD	7,226,265	06/18/25	(26,572)
	PLN	11,830,064	USD	3,042,780	09/17/25	(8,622)
	SEK	363,994,572	EUR	33,620,407	04/04/25	(140,683)
	SEK	30,690,214	USD	3,069,682	06/18/25	(2,189)
	SGD	9,146,805	USD	6,842,166	04/04/25	(32,707)
	SGD	16,196,189	USD	12,168,831	06/18/25	(64,420)
	TRY	133,415,559	USD	3,366,519	06/18/25	(178,538)
	TWD	543,907,482	USD	16,607,876	04/07/25	(248,525)
	TWD	424,180,428	USD	12,859,344	04/10/25	(98,049)
	TWD	300,690,097	USD	9,067,785	04/14/25	(18,783)
	TWD	553,220,472	USD	16,735,118	04/15/25	(85,119)
	TWD	49,157,372	USD	1,491,108	04/24/25	(10,589)
	TWD	351,097,833	USD	10,759,970	06/03/25	(155,268)
	TWD	232,178,167	USD	7,059,000	06/18/25	(39,039)
	TWD	374,307,001	USD	11,370,201	06/30/25	(43,696)
	USD	1,484,444	AUD	2,379,764	04/02/25	(2,576)
	USD	4,443,753	AUD	7,148,895	04/22/25	(24,030)
	USD	18,153,442	BRL	104,627,195	04/02/25	(172,971)
	USD	1,478,703	BRL	8,583,874	04/10/25	(22,361)
	USD	5,794,266	BRL	33,925,427	04/22/25	(126,588)
	USD	3,380,595	BRL	19,539,038	05/05/25	(20,930)
	USD	4,341,348	CAD	6,240,965	06/18/25	(12,533)
	USD	1,534,817	CAD	2,201,905	09/17/25	(7,899)
	USD	10,647,304	CHF	9,440,602	06/18/25	(123,760)
	USD	3,149,398	CLP	2,998,226,753	05/12/25	(7,468)
	USD	20,994,983	CNH	153,273,164	04/22/25	(136,352)
	USD	9,427,359	CNH	68,337,021	06/18/25	(28,746)
	USD	7,553,678	COP	31,710,339,069	04/21/25	(7,611)
	USD	23,523,924	CZK	559,857,631	06/18/25	(772,691)
	USD	85,175,034	EUR	79,097,532	04/04/25	(370,953)
	USD	14,626,620	EUR	13,533,142	04/07/25	(12,108)
	USD	21,576,043	EUR	20,795,365	04/09/25	(920,639)
	USD	7,801,541	EUR	7,232,355	04/24/25	(28,900)
	USD	6,868,626	EUR	6,404,313	04/28/25	(66,808)
	USD	7,275,420	EUR	6,868,605	05/12/25	(168,858)
	USD	23,985,843	EUR	22,527,054	06/18/25	(480,760)
	USD	1,444,510	EUR	1,326,630	09/19/25	(4,006)
	USD	1,063,544	GBP	824,719	06/04/25	(1,713)
	USD	3,042,780	GBP	2,364,557	06/17/25	(11,412)
	USD	9,778,125	GBP	7,584,930	06/18/25	(18,987)
	USD	3,066,739	GBP	2,381,273	09/17/25	(8,236)
	USD	6,895,769	INR	597,134,092	04/07/25	(87,030)
	USD	11,664,574	INR	1,023,379,825	06/17/25	(240,337)
	USD	3,153,065	INR	277,272,298	06/18/25	(72,232)
	USD	3,073,031	INR	270,277,071	09/17/25	(53,953)
	USD	1,334,976	JPY	205,813,759	04/03/25	(37,661)
	USD	11,995,135	JPY	1,817,262,944	08/05/25	(289,663)
	USD	5,803,845	MXN	120,786,808	06/18/25	(36,864)
	USD	11,847,757	NOK	129,931,422	06/18/25	(502,025)
	USD	18,830,485	NZD	33,589,877	04/07/25	(242,817)
	USD	7,847,942	NZD	13,989,201	04/22/25	(98,842)

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	13,384,784	NZD	23,762,600	04/24/25	$(114,681)
	USD	6,537,716	NZD	11,556,860	05/05/25	(29,555)
	USD	2,044,073	NZD	3,608,039	05/07/25	(6,316)
	USD	17,707,860	NZD	31,403,819	06/18/25	(156,447)
	USD	5,691,603	PLN	22,954,502	05/08/25	(226,840)
	USD	9,895,681	PLN	39,909,616	06/18/25	(378,083)
	USD	2,381,157	SEK	26,356,799	04/01/25	(241,099)
	USD	17,079,796	SEK	172,057,680	06/18/25	(117,406)
	USD	1,342,877	SEK	13,480,746	09/17/25	(11,042)
	USD	1,391,322	TRY	59,687,699	06/18/25	(34,923)
	USD	2,874,154	ZAR	53,097,504	06/18/25	(3,481)

TOTAL						$(12,250,902)

FORWARD SALES CONTRACTS — At March 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	04/15/25	$(8,000,000)	$(7,085,885)
Government National Mortgage Association	5.500	TBA - 30yr	04/15/25	(6,000,000)	(6,013,154)
Government National Mortgage Association	5.000	TBA - 30yr	04/15/25	(6,000,000)	(5,902,568)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	04/15/25	(155,000,000)	(148,333,791)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	04/14/25	(57,000,000)	(55,866,680)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	04/15/25	(18,000,000)	(14,968,125)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/15/25	(8,000,000)	(6,363,437)

(PROCEEDS RECEIVED: $(243,534,961))					$(244,533,640)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	170	06/26/25	$20,134,884	$(146,501)
10 Year U.S. Treasury Notes	1,638	06/18/25	182,176,312	862,766
30 Year German Euro-Buxl	1	06/06/25	128,956	(7,506)
5 Year German Euro-Bund	175	06/06/25	24,378,172	(582,139)
5 Year U.S. Treasury Notes	4,908	06/30/25	530,830,875	628,996

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
ICE 3M Sonia Bonds	792	03/17/26	$ 245,701,962	$ 31,135
Ultra 10-Year U.S. Treasury Notes	290	06/18/25	33,096,250	117,618

Total				$ 904,369

Short position contracts:
2 Year U.S. Treasury Notes	(3,105)	06/30/25	(643,268,675)	(536,412)
French 10 Year Government Bonds	(177)	06/06/25	(23,481,644)	534,018
Ultra Long U.S. Treasury Bonds	(84)	06/18/25	(10,269,000)	38,983

Total				$ 36,589

TOTAL FUTURES CONTRACTS				$ 940,958

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

8.750%(a)	Mexico Interbank TIIE 28 Days(a)	03/18/26	MXN	1,346,090		$(350,508)	$(90,632)	$(259,876)
6.250(b)	12M MIBOR(b)	03/19/26	INR	6,816,950		(122,489)	35,893	(158,382)
1M BID
Average(b)	13.750%(b)	01/04/27	BRL	204,880		(457,360)	(281,207)	(176,153)
12M SOFR(c)	3.851(c)	03/31/27		$836,300	(d)	2,831,795	1,370,008	1,461,787
12M SOFR(c)	3.851(c)	03/31/27		47,400	(d)	160,586	(27,689)	188,275
3.490(c)	12M SOFR(c)	05/31/27		10		164	(16)	180
3.500(c)	12M SOFR(c)	06/18/27		5,050	(d)	12,109	20,945	(8,836)
3.250(c)	12M SOFR(c)	06/18/27		50,940	(d)	364,328	471,459	(107,131)
6M EURO(e)	2.500(c)	06/18/27	EUR	7,790	(d)	54,276	35,329	18,947
6M CDOR(e)	3.000(e)	06/18/27	CAD	26,080	(d)	249,461	204,080	45,381
6M NIBOR(e)	4.000(c)	06/18/27	NOK	1,087,920	(d)	(584,408)	(724,623)	140,215
1.750(c)	6M EURO(c)	06/18/27	EUR	24,260	(d)	98,214	61,844	36,370
3.750(c)	6M GBP(c)	06/18/27	GBP	3,320	(d)	18,847	19,726	(879)
0.500(c)	6M JYOR(c)	06/18/27	JPY	15,545,000	(d)	835,641	892,554	(56,913)
Mexico
Interbank TIIE
28 Days(a)	8.250(a)	09/15/27	MXN	190,560	(d)	86,568	59,964	26,604
1M CNRR(f)	1.500(f)	09/17/27	CNY	482,880	(d)	(60,635)	(40,301)	(20,334)
12M THOR(f)	1.750(f)	09/17/27	THB	90,060	(d)	18,675	6,746	11,929
5.500(e)	12M CLICP(e)	09/17/27	CLP	4,286,810	(d)	(51,768)	(39,765)	(12,003)
8.250(f)	12M CPIBR(f)	09/17/27	COP	47,527,720	(d)	15,046	(78,267)	93,313
3M KWCDC(f)	2.500(f)	09/17/27	KRW	60,803,160	(d)	(6,615)	(47,366)	40,751
6M WIBOR(e)	4.750(c)	09/17/27	PLN	36,440	(d)	43,626	(5,148)	48,774
12M MIBOR(e)	6.000(e)	09/17/27	INR	2,240,820	(d)	104,986	68,855	36,131
6.25(c)	6M BUBOR(e)	09/17/27	HUF	2,702,890	(d)	40,136	248	39,888
3.500(c)	6M PRIBOR(e)	09/17/27	CZK	360,720	(d)	(24,870)	3,972	(28,842)
3M JIBAR(f)	7.500(f)	09/17/27	ZAR	207,540	(d)	25,019	36,190	(11,171)
6M EURO(f)	2.143(b)	11/20/27	EUR	1,281,400	(d)	(1,277,502)	(259,910)	(1,017,592)
2.180(b)	6M EURO(e)	11/20/27		1,281,400	(d)	1,547,275	353,580	1,193,695

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M MIBOR(e)	6.000%(e)	03/19/28	INR	5,224,420		$239,621	$(144,700)	$384,321
6M EURO(e)	2.500(c)	05/14/28	EUR	42,728	(d)	181,926	(882,544)	1,064,470
2.250%(c)	6M EURO(e)	06/18/28		2,240	(d)	474	8,148	(7,674)
1.250(c)	6M EURO(e)	12/19/28		2,630		120,160	(30,171)	150,331
6M EURO(e)	2.325(c)	02/25/29		84,389	(d)	(234,203)	(1,799,973)	1,565,770
3.799 (c)	12M SOFR(c)	08/31/29		$794,540	(d)	(5,909,471)	(2,207,005)	(3,702,466)
1M BID
Average(b)	13.250(b)	01/02/30	BRL	28,020		(159,468)	(114,429)	(45,039)
6.000(e)	12M MIBOR(e)	03/19/30	INR	1,696,540		(74,807)	113,080	(187,887)
6M JYOR(c)	0.750(c)	06/18/30	JPY	5,736,000	(d)	(609,659)	(690,904)	81,245
3M STIBOR(f)	2.500(c)	06/18/30	SEK	275,980	(d)	(249,674)	(253,682)	4,008
6M GBP(c)	3.500(c)	06/18/30	GBP	26,550	(d)	(742,140)	(759,401)	17,261
6M NIBOR(e)	4.000(c)	06/18/30	NOK	288,080	(d)	(139,499)	(259,347)	119,848
2.000(f)	12M THOR(f)	09/17/30	THB	356,110	(d)	(226,945)	(116,324)	(110,621)
1.500(f)	1M CNRR(f)	09/17/30	CNY	141,030	(d)	71,042	91,388	(20,346)
12M CPIBR(f)	8.750(f)	09/17/30	COP	18,087,610	(d)	8,037	91,321	(83,284)
3.822(c)	12M SOFR(c)	01/31/32		$127,340	(d)	(1,160,806)	53,217	(1,214,023)
12M SOFR(c)	3.250(c)	06/18/32		1,200	(d)	(31,101)	(37,501)	6,400
1.295(c)	6M JYOR(c)	08/02/34	JPY	23,311,770	(d)	1,528,158	116,185	1,411,973
3.864(c)	12M SOFR(c)	11/15/34		$46,090	(d)	(468,367)	(42,271)	(426,096)
3.750(c)	6M PRIBOR(e)	03/19/35	CZK	39,580		3,982	25,825	(21,843)
6M EURO(e)	3.000(c)	03/28/35	EUR	43,450	(d)	101,839	55,978	45,861
6M CHFOR(c)	0.750(c)	06/18/35	CHF	440	(d)	4,192	(6,720)	10,912
3.250(c)	12M SOFR(c)	06/18/35		$13,280	(d)	552,237	685,440	(133,203)
6M EURO(e)	2.500(c)	06/18/35	EUR	38,200	(d)	(618,788)	(643,245)	24,457
3M STIBOR(f)	2.750(c)	06/18/35	SEK	224,290	(d)	(399,691)	(374,047)	(25,644)
12M SOFR(c)	3.250(c)	06/18/35		$24,570	(d)	(1,021,721)	(1,107,323)	85,602
6M GBP(c)	3.500(c)	06/18/35	GBP	3,700	(d)	(258,798)	(253,519)	(5,279)
3M NZDOR(f)	4.250(e)	06/18/35	NZD	22,300	(d)	106,073	64,903	41,170
4.250(e)	6M AUDOR(e)	06/18/35	AUD	20,550	(d)	73,511	135,243	(61,732)
3.000(e)	6M CDOR(e)	06/18/35	CAD	14,040	(d)	(229,175)	(178,136)	(51,039)
1.000(c)	6M JYOR(c)	06/18/35	JPY	18,509,000	(d)	3,927,896	4,450,259	(522,363)
4.000(c)	6M NIBOR(e)	06/18/35	NOK	46,710	(d)	34,058	59,663	(25,605)
Mexico
Interbank TIIE
28 Days(a)	8.750(a)	09/05/35	MXN	63,810	(d)	76,753	53,144	23,609
5.750(e)	12M CLICP(e)	09/17/35	CLP	1,121,980	(d)	(31,622)	(30,409)	(1,213)
3.750(f)	3M KWCDC(f)	09/17/35	KRW	13,996,130	(d)	(942,961)	(843,774)	(99,187)
6.75(c)	6M BUBOR(e)	09/17/35	HUF	387,550	(d)	22,303	23,145	(842)
5.000(c)	6M WIBOR(e)	09/17/35	PLN	13,920	(d)	(52,801)	15,430	(68,231)
12M CPIBR(f)	9.250(f)	09/17/35	COP	9,441,180	(d)	1,242	76,953	(75,711)
3M JIBAR(f)	9.250(f)	09/17/35	ZAR	27,130	(d)	26,204	23,528	2,676
4.250(c)	6M GBP(c)	09/07/37	GBP	17,780	(d)	34,479	(175,864)	210,343
6M EURO(e)	3.000(c)	01/25/39	EUR	56,110	(d)	(178,836)	319,385	(498,221)
3.000(c)	6M EURO(e)	03/28/40		53,700	(d)	129,522	174,899	(45,377)
2.500(c)	6M EURO(e)	01/25/44		132,980	(d)	1,475,672	(247,391)	1,723,063
6M JYOR(c)	2.160(c)	08/02/44	JPY	29,507,280	(d)	(2,893,874)	(1,871,419)	(1,022,455)
6M EURO(e)	2.500(c)	06/18/45	EUR	11,040	(d)	(484,552)	(549,813)	65,261
2.500(c)	6M EURO(e)	06/18/45		560	(d)	24,579	26,638	(2,059)
6M EURO(e)	2.000(c)	01/25/49		77,980	(d)	(955,436)	51,118	(1,006,554)
2.000(c)	6M EURO(e)	05/17/53		15,227	(d)	764,977	(369,104)	1,134,081
2.500(c)	6M EURO(e)	11/10/53		26,555	(d)	18,532	(1,892,076)	1,910,608

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(c)	2.530%(c)	03/19/56	EUR	16,560	(d)	$ (104,319)	$ (121,841)	$ 17,522
2.610%(c)	6M EURO(e)	03/19/56		16,560	(d)	112,320	106,448	5,872
2.000(c)	6M EURO(e)	06/18/75		6,470	(d)	914,198	932,701	(18,503)

TOTAL						$(4,054,130)	$(6,202,425)	$ 2,148,295

(a)	Payments made monthly.

(b)	Payments made at maturity.

(c)	Payments made annually.

(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.

(e)	Payments made semi-annually.

(f)	Payments made quarterly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:

CMBX.NA.BBB.17	3.000%	5.568%	JPMorgan Securities, Inc.	12/15/56	$10,500	$(1,500,072)	$(1,310,976)	$(189,096)

(a)	Payments made monthly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	2.669%	12/20/27	$21,533	$1,281,422	$1,154,076	$ 127,346
CDX.NA.HY Index 43	5.000	3.628	12/20/29	62,900	3,463,518	4,325,975	(862,457)
CDX.NA.IG Index 40	1.000	0.389	06/20/28	26,349	496,999	275,402	221,597
CDX.NA.IG Index 43	1.000	0.558	12/20/29	27,450	528,481	517,237	11,244
Republic of Chile, 3.240%, 02/06/28	1.000	0.613	06/20/30	5,200	96,822	100,112	(3,290)
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.962	06/20/30	5,230	10,977	29,813	(18,836)
Republic of Peru, 8.750%, 11/21/33	1.000	0.903	06/20/30	5,190	25,458	27,142	(1,684)

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of the Philippines, 9.500%, 02/02/30	1.000%	0.771%	06/20/30	$ 5,170	$ 57,305	$ 63,622	$ (6,317)

TOTAL					$5,960,982	$6,493,379	$(532,397)

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

JPMBKTL3 Index	12MSOFR-0.570%	JPMorgan Securities, Inc.	04/21/25	$52,515	$(636,251)

#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.

(a)	Payments made quarterly.

A basket (JPMBKTL3) of Corporate Obligations

Corporate Obligations	Sector	Shares	Value	Weight

Kinder Morgan Energy Partners LP, 6.950, 01/15/38	Energy	(211)	$(23,259)	2.1
Cisco Systems Inc, 5.900, 02/15/39	Industrials	(216)	(23,143)	2.0
RTX Corp, 6.400, 03/15/54	Communications	(209)	(22,921)	2.0
Anheuser-Busch InBev Worldwide Inc, 5.550, 01/23/49	Energy	(226)	(22,642)	2.0
Enbridge Inc, 6.700, 11/15/53	Energy	(209)	(22,622)	2.0
Energy Transfer LP, 6.250, 04/15/49	Consumer Staples	(226)	(22,445)	2.0
HCA Inc, 6.000, 04/01/54	Consumer Staples	(226)	(21,889)	1.9
BlackRock Funding Inc, 5.250, 03/14/54	Technology	(226)	(21,794)	1.9
Oracle Corp, 5.550, 02/06/53	Financials	(226)	(21,151)	1.9
Cigna Group/The, 4.800, 08/15/38	Consumer Staples	(226)	(21,135)	1.9
TotalEnergies Capital SA, 5.488, 04/05/54	Industrials	(199)	(19,279)	1.7
Altria Group Inc, 5.800, 02/14/39	Energy	(191)	(19,220)	1.7
Novartis Capital Corp, 4.000, 11/20/45	Consumer Staples	(226)	(18,956)	1.7
Southern Co/The, 4.400, 07/01/46	Utilities	(226)	(18,732)	1.7
FedEx Corp, 4.750, 11/15/45	Consumer Staples	(226)	(18,706)	1.7
Kraft Heinz Foods Co, 4.375, 06/01/46	Consumer Staples	(226)	(18,551)	1.6
Walt Disney Co/The, 3.500, 05/13/40	Communications	(226)	(18,417)	1.6
Broadcom Inc, 3.500, 02/15/41	Technology	(226)	(17,724)	1.6
Molson Coors Beverage Co, 5.000, 05/01/42	Consumer Staples	(192)	(17,708)	1.6
Comcast Corp, 3.250, 11/01/39	Communications	(226)	(17,523)	1.6
CVS Health Corp, 5.875, 06/01/53	Financials	(185)	(17,518)	1.6
Morgan Stanley, 3.971, 07/22/38	Consumer Staples	(200)	(17,357)	1.5
Wells Fargo & Co, 3.068, 04/30/41	Financials	(226)	(16,939)	1.5
Commonwealth Bank of Australia, 3.305, 03/11/41	Consumer Staples	(226)	(16,880)	1.5
Siemens Financieringsmaatschappij NV, 2.875, 03/11/41	Financials	(226)	(16,704)	1.5
Bristol-Myers Squibb Co, 4.250, 11/21/49	Industrials	(204)	(16,691)	1.5
Equitable Holdings Inc, 5.000, 04/20/48	Financials	(180)	(16,110)	1.4
AbbVie Inc, 4.250, 11/21/49	Utilities	(191)	(15,861)	1.4
Pfizer Investment Enterprises Pte Ltd, 5.300, 05/19/53	Consumer Staples	(166)	(15,795)	1.4

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL3) of Corporate Obligations (continued)

Corporate Obligations	Sector	Shares	Value	Weight

PacifiCorp, 5.800, 01/15/55	Consumer Staples	(162)	$(15,793)	1.4
BNP Paribas SA, 2.824, 01/26/41	Financials	(226)	(15,573)	1.4
National Australia Bank Ltd, 2.648, 01/14/41	Financials	(226)	(15,454)	1.4
Medtronic Inc, 4.625, 03/15/45	Consumer Staples	(172)	(15,406)	1.4
Credit Agricole SA, 2.811, 01/11/41	Financials	(226)	(15,402)	1.4
NextEra Energy Capital Holdings Inc, 5.250, 02/28/53	Utilities	(152)	(13,974)	1.2
Philip Morris International Inc, 4.250, 11/10/44	Technology	(152)	(12,688)	1.1
Apple Inc, 3.750, 11/13/47	Consumer Staples	(159)	(12,645)	1.1
MPLX LP, 5.500, 02/15/49	Energy	(131)	(11,944)	1.1
Honeywell International Inc, 5.250, 03/01/54	Industrials	(123)	(11,718)	1.0
UBS Group AG, 3.179, 02/11/43	Financials	(156)	(11,474)	1.0
Pacific Gas and Electric Co, 4.950, 07/01/50	Utilities	(129)	(10,778)	1.0
UnitedHealth Group Inc, 4.750, 07/15/45	Consumer Staples	(110)	(9,818)	0.9
PacifiCorp, 5.500, 05/15/64	Utilities	(81)	(7,632)	0.7
Exxon Mobil Corp, 4.227, 03/19/40	Energy	(85)	(7,567)	0.7
UnitedHealth Group Inc, 3.050, 05/15/41	Consumer Staples	(103)	(7,547)	0.7
Freeport-McMoRan Inc, 5.450, 03/15/43	Materials	(77)	(7,234)	0.6
AbbVie Inc, 5.500, 03/15/64	Utilities	(72)	(7,109)	0.6
Electricite de France SA, 6.950, 01/26/39	Consumer Staples	(64)	(7,099)	0.6
Pfizer Inc, 4.125, 12/15/46	Consumer Staples	(86)	(7,028)	0.6
Amgen Inc, 4.400, 05/01/45	Consumer Staples	(81)	(6,892)	0.6

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	21,520,000	$21,520,000	$ 131,461	$ 272,326	$ (140,865)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	21,790,000	21,790,000	161,802	295,965	(134,163)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	21,760,000	21,760,000	184,089	327,067	(142,978)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	56,160,000	56,160,000	408,053	381,142	26,911
6M IRS	BNP Paribas SA	2.200	09/08/2025	38,790,000	38,790,000	171,331	136,354	34,977

Total purchased option contracts				160,020,000	$160,020,000	$ 1,056,736	$ 1,412,854	$ (356,118)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(6,340,000)	(6,340,000)	(79,870)	(272,365)	192,495
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(6,410,000)	(6,410,000)	(88,671)	(296,080)	207,409
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(6,400,000)	(6,400,000)	(126,162)	(326,983)	200,821
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(5,240,000)	(5,240,000)	(302,762)	(381,404)	78,642
6M IRS	BNP Paribas SA	2.463	09/08/2025	(3,620,000)	(3,620,000)	(98,628)	(136,395)	37,767
1M IRS	BofA Securities LLC	2.751	04/07/2025	(15,520,000)	(15,520,000)	(155,684)	(154,440)	(1,244)
1M IRS	Citibank NA	2.654	04/28/2025	(15,520,000)	(15,520,000)	(120,547)	(131,139)	10,592
1M IRS	JPMorgan Securities, Inc.	2.723	04/14/2025	(15,520,000)	(15,520,000)	(147,701)	(155,994)	8,293
1M IRS	JPMorgan Securities, Inc.	2.645	04/22/2025	(15,520,000)	(15,520,000)	(101,298)	(137,958)	36,660
1M IRS	MS & Co. Int. PLC	3.854	04/07/2025	(16,870,000)	(16,870,000)	(167,447)	(175,870)	8,423
1M IRS	MS & Co. Int. PLC	3.849	04/14/2025	(16,870,000)	(16,870,000)	(191,016)	(175,448)	(15,568)
1M IRS	MS & Co. Int. PLC	3.811	04/21/2025	(16,870,000)	(16,870,000)	(175,114)	(153,728)	(21,386)
1M IRS	MS & Co. Int. PLC	3.914	04/28/2025	(16,870,000)	(16,870,000)	(286,648)	(149,299)	(137,349)

				(157,570,000)	$(157,570,000)	$(2,041,548)	$(2,647,103)	$ 605,555

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
1M IRS	BofA Securities LLC	2.751%	04/07/2025	(15,520,000)	$(15,520,000)	$ (23,301)	$ (154,440)	$ 131,139
1M IRS	Citibank NA	2.654	04/28/2025	(15,520,000)	(15,520,000)	(135,650)	(131,139)	(4,511)
1M IRS	JPMorgan Securities, Inc.	2.723	04/14/2025	(15,520,000)	(15,520,000)	(58,152)	(155,994)	97,842
1M IRS	JPMorgan Securities, Inc.	2.645	04/22/2025	(15,520,000)	(15,520,000)	(128,585)	(137,958)	9,373
1M IRS	MS & Co. Int. PLC	3.854	04/07/2025	(16,870,000)	(16,870,000)	(39,329)	(175,870)	136,541
1M IRS	MS & Co. Int. PLC	3.849	04/14/2025	(16,870,000)	(16,870,000)	(68,595)	(175,448)	106,853
1M IRS	MS & Co. Int. PLC	3.811	04/21/2025	(16,870,000)	(16,870,000)	(104,623)	(153,728)	49,105
1M IRS	MS & Co. Int. PLC	3.914	04/28/2025	(16,870,000)	(16,870,000)	(70,587)	(149,298)	78,711

				(129,560,000)	$(129,560,000)	$ (628,822)	$(1,233,875)	$ 605,053

Total written option contracts				(287,130,000)	$(287,130,000)	$(2,670,370)	$(3,880,978)	$1,210,608

TOTAL				(127,110,000)	$(127,110,000)	$(1,613,634)	$(2,468,124)	$ 854,490

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CNY	Barclays Bank PLC	$7.360	04/16/2025	13,137,000	$ 13,137,000	$ 5,530	$ 111,206	$ (105,676)
Call USD/Put INR	Barclays Bank PLC	89.200	06/13/2025	13,390,000	13,390,000	8,918	86,499	(77,581)
Call USD/Put BRL	BNP Paribas SA	5.860	04/16/2025	13,579,000	13,579,000	62,599	197,941	(135,342)
Call USD/Put CNY	BNP Paribas SA	7.470	05/15/2025	25,745,000	25,745,000	12,332	182,918	(170,586)
Call USD/Put CLP	BofA Securities LLC	965.000	05/08/2025	14,330,000	14,330,000	153,546	171,874	(18,328)
Call USD/Put CNY	BofA Securities LLC	7.255	04/16/2025	39,522,000	39,522,000	151,804	289,301	(137,497)
Call USD/Put CNY	BofA Securities LLC	7.300	04/22/2025	29,610,900	29,610,900	59,281	217,995	(158,714)
Call USD/Put COP	BofA Securities LLC	4,280.000	05/08/2025	13,874,000	13,874,000	152,683	213,965	(61,282)
Call USD/Put MXN	BofA Securities LLC	20.610	05/12/2025	20,738,000	20,738,000	354,516	295,599	58,917
Call USD/Put TWD	BofA Securities LLC	32.900	04/11/2025	26,321,000	26,321,000	280,213	210,226	69,987
Call USD/Put CNY	Citibank NA	7.320	07/08/2025	26,421,000	26,421,000	133,611	260,079	(126,468)
Call USD/Put CNY	Citibank NA	7.540	07/10/2025	25,826,000	25,826,000	32,102	184,523	(152,421)
Call USD/Put CNY	Citibank NA	7.208	07/21/2025	6,571,000	6,571,000	71,440	111,723	(40,283)
Call USD/Put CNY	Citibank NA	7.165	09/18/2025	6,951,000	6,951,000	104,884	90,120	14,764
Call USD/Put CNY	Deutsche Bank AG (London)	7.400	04/16/2025	40,009,000	40,009,000	6,441	271,861	(265,420)

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CAD	JPMorgan Securities, Inc.	$1.433	04/04/2025	6,846,000	$ 6,846,000	$ 45,095	$ 31,492	$ 13,603
Call USD/Put CNY	JPMorgan Securities, Inc.	7.540	07/08/2025	25,754,000	25,754,000	30,544	181,437	(150,893)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.290	07/10/2025	27,935,000	27,935,000	174,314	306,363	(132,049)
Call USD/Put MXN	JPMorgan Securities, Inc.	21.000	04/15/2025	20,368,000	20,368,000	94,263	266,413	(172,150)
Call USD/Put TWD	JPMorgan Securities, Inc.	32.850	05/29/2025	27,437,000	27,437,000	354,349	227,178	127,171
Call USD/Put CNY	Standard Chartered Bank	7.360	04/16/2025	25,729,000	25,729,000	10,832	236,733	(225,901)
Call USD/Put INR	Standard Chartered Bank	86.450	06/13/2025	12,880,000	12,880,000	65,418	94,243	(28,825)
Call USD/Put TWD	Standard Chartered Bank	33.100	06/26/2025	28,531,000	28,531,000	281,744	243,141	38,603

				491,504,900	$ 491,504,900	$ 2,646,459	$ 4,482,830	$(1,836,371)

Puts
Put AUD/Call USD	Barclays Bank PLC	0.614	04/16/2025	21,747,000	21,747,000	32,803	119,422	(86,619)
Put NZD/Call USD	Barclays Bank PLC	0.568	04/22/2025	47,713,000	47,713,000	246,429	276,417	(29,988)
Put NZD/Call USD	Barclays Bank PLC	0.566	05/01/2025	48,068,000	48,068,000	255,031	309,790	(54,759)
Put NZD/Call USD	Barclays Bank PLC	0.581	05/01/2025	47,849,000	47,849,000	698,146	310,175	387,971
Put AUD/Call USD	BNP Paribas SA	0.631	04/16/2025	43,772,000	43,772,000	374,489	245,748	128,741
Put AUD/Call USD	BNP Paribas SA	0.625	04/16/2025	44,320,548	44,320,548	225,510	249,585	(24,075)
Put EUR/Call USD	BNP Paribas SA	1.048	04/03/2025	52,156,000	52,156,000	790	354,080	(353,290)
Put EUR/Call USD	BNP Paribas SA	1.078	04/08/2025	51,283,000	51,283,000	201,846	510,444	(308,598)
Put EUR/Call USD	BNP Paribas SA	1.090	04/15/2025	38,360,000	38,360,000	451,951	316,476	135,475
Put EUR/Call USD	BNP Paribas SA	1.074	04/22/2025	39,693,000	39,693,000	194,471	248,853	(54,382)
Put EUR/Call USD	BNP Paribas SA	1.078	05/02/2025	38,462,000	38,462,000	299,940	390,743	(90,803)
Put GBP/Call USD	BNP Paribas SA	1.292	04/24/2025	21,936,000	21,936,000	210,988	187,650	23,338

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put GBP/Call USD	BNP Paribas SA	$ 1.276	05/22/2025	16,091,000	$ 16,091,000	$ 127,104	$ 207,228	$ (80,124)
Put EUR/Call USD	BofA Securities LLC	1.065	04/03/2025	52,026,000	52,026,000	21,940	419,583	(397,643)
Put EUR/Call USD	BofA Securities LLC	1.078	06/26/2025	26,405,000	26,405,000	315,182	311,033	4,149
Put NZD/Call USD	BofA Securities LLC	0.563	04/22/2025	50,031,000	50,031,000	168,584	196,506	(27,922)
Put NZD/Call USD	BofA Securities LLC	0.561	05/01/2025	50,031,000	50,031,000	175,117	218,577	(43,460)
Put USD/Call JPY	BofA Securities LLC	144.100	08/01/2025	26,673,000	26,673,000	372,435	308,953	63,482
Put AUD/Call USD	Citibank NA	0.610	04/03/2025	32,072,000	32,072,000	2,946	265,869	(262,923)
Put NZD/Call USD	Citibank NA	0.569	04/22/2025	48,409,000	48,409,000	273,385	292,249	(18,864)
Put NZD/Call USD	Citibank NA	0.555	05/01/2025	48,198,000	48,198,000	97,883	314,247	(216,364)
Put EUR/Call USD	Deutsche Bank AG (London)	1.036	04/02/2025	52,266,000	52,266,000	—	340,002	(340,002)
Put EUR/Call USD	Deutsche Bank AG (London)	1.043	05/02/2025	39,007,000	39,007,000	32,857	388,839	(355,982)
Put GBP/Call USD	HSBC Bank PLC	1.254	04/24/2025	21,666,000	21,666,000	19,059	226,584	(207,525)
Put GBP/Call USD	HSBC Bank PLC	1.278	04/24/2025	21,455,000	21,455,000	92,705	229,419	(136,714)
Put NZD/Call USD	HSBC Bank PLC	0.578	05/16/2025	47,849,000	47,849,000	637,918	305,943	331,975
Put EUR/Call USD	JPMorgan Securities, Inc.	1.063	09/17/2025	12,787,000	12,787,000	140,768	118,724	22,044
Put NZD/Call USD	JPMorgan Securities, Inc.	0.553	04/03/2025	47,180,000	47,180,000	1,661	357,275	(355,614)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.569	04/03/2025	47,983,000	47,983,000	144,602	318,545	(173,943)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.571	04/16/2025	47,488,000	47,488,000	304,447	275,961	28,486
Put USD/Call CAD	JPMorgan Securities, Inc.	1.433	04/04/2025	6,846,000	6,846,000	16,458	31,492	(15,034)
Put EUR/Call USD	MS & Co. Int. PLC	1.031	05/08/2025	38,859,000	38,859,000	20,295	449,357	(429,062)
Put NZD/Call USD	Standard Chartered Bank	0.557	04/16/2025	48,198,000	48,198,000	65,729	302,433	(236,704)
Put NZD/Call USD	Standard Chartered Bank	0.570	04/22/2025	48,210,000	48,210,000	310,061	233,411	76,650
Put NZD/Call USD	Standard Chartered Bank	0.578	05/16/2025	48,795,500	48,795,500	650,537	477,476	173,061

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call USD	Standard Chartered Bank	$ 0.570	05/16/2025	74,586,000	$ 74,586,000	$ 632,991	$ 492,072	$ 140,919
Put NZD/Call USD	UBS AG (London)	0.579	04/16/2025	48,436,000	48,436,000	587,583	260,867	326,716

				1,496,907,048	$ 1,496,907,048	$ 8,404,641	$ 10,862,028	$(2,457,387)

Total purchased option contracts				1,988,411,948	$ 1,988,411,948	$ 11,051,100	$ 15,344,858	$(4,293,758)

Written option contracts
Calls
Call AUD/Put NZD	Barclays Bank PLC	1.103	04/08/2025	(21,750,000)	(21,750,000)	(20,507)	(62,999)	42,492
Call EUR/Put PLN	Barclays Bank PLC	4.185	04/16/2025	(6,364,000)	(6,364,000)	(44,000)	(45,526)	1,526
Call USD/Put CAD	Barclays Bank PLC	1.438	04/11/2025	(6,913,000)	(6,913,000)	(40,102)	(57,067)	16,965
Call USD/Put INR	Barclays Bank PLC	86.450	06/13/2025	(12,880,000)	(12,880,000)	(65,418)	(175,297)	109,879
Call USD/Put SGD	Barclays Bank PLC	1.331	04/15/2025	(6,907,000)	(6,907,000)	(68,932)	(45,828)	(23,104)
Call EUR/Put CHF	BNP Paribas SA	0.955	04/22/2025	(12,815,000)	(12,815,000)	(81,090)	(108,040)	26,950
Call EUR/Put GBP	BNP Paribas SA	0.837	04/24/2025	(13,097,000)	(13,097,000)	(85,296)	(82,314)	(2,982)
Call USD/Put BRL	BNP Paribas SA	5.860	04/16/2025	(13,579,000)	(13,579,000)	(62,599)	(215,906)	153,307
Call USD/Put CNY	BNP Paribas SA	7.300	04/22/2025	(29,610,900)	(29,610,900)	(59,281)	(55,372)	(3,909)
Call EUR/Put SEK	BofA Securities LLC	10.940	04/11/2025	(12,769,000)	(12,769,000)	(33,717)	(107,541)	73,824
Call USD/Put CNY	BofA Securities LLC	7.360	04/16/2025	(38,866,000)	(38,866,000)	(16,363)	(135,020)	118,657
Call USD/Put CNY	BofA Securities LLC	7.470	05/15/2025	(25,745,000)	(25,745,000)	(12,332)	(84,495)	72,163
Call USD/Put JPY	BofA Securities LLC	158.500	08/01/2025	(26,673,000)	(26,673,000)	(85,380)	(280,867)	195,487
Call USD/Put MXN	BofA Securities LLC	21.000	04/15/2025	(20,368,000)	(20,368,000)	(94,263)	(98,703)	4,440
Call USD/Put TWD	BofA Securities LLC	33.000	04/22/2025	(6,969,000)	(6,969,000)	(59,000)	(36,657)	(22,343)
Call USD/Put CNY	Citibank NA	7.540	07/08/2025	(25,754,000)	(25,754,000)	(30,544)	(97,653)	67,109
Call AUD/Put NZD	Deutsche Bank AG (London)	1.100	04/29/2025	(11,325,000)	(11,325,000)	(35,142)	(32,600)	(2,542)
Call EUR/Put SEK	Deutsche Bank AG (London)	10.960	04/08/2025	(12,821,000)	(12,821,000)	(18,535)	(105,108)	86,573
Call USD/Put CNY	Deutsche Bank AG (London)	7.255	04/16/2025	(39,522,000)	(39,522,000)	(151,804)	(624,645)	472,841

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put TWD	HSBC Bank PLC	$32.850	04/10/2025	(6,913,000)	$ (6,913,000)	$ (82,493)	$ (37,365)	$ (45,128)
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.096	04/22/2025	(22,019,000)	(22,019,000)	(95,622)	(72,369)	(23,253)
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.098	04/28/2025	(11,313,000)	(11,313,000)	(43,156)	(33,574)	(9,582)
Call EUR/Put GBP	JPMorgan Securities, Inc.	0.840	04/08/2025	(12,821,000)	(12,821,000)	(27,685)	(91,624)	63,939
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.195	04/10/2025	(6,615,000)	(6,615,000)	(28,304)	(33,382)	5,078
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.182	04/24/2025	(6,548,000)	(6,548,000)	(57,068)	(49,016)	(8,052)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.020	04/16/2025	(12,787,000)	(12,787,000)	(18,970)	(103,193)	84,223
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.030	04/22/2025	(12,815,000)	(12,815,000)	(23,363)	(102,855)	79,492
Call EUR/Put USD	JPMorgan Securities, Inc.	1.142	09/17/2025	(12,787,000)	(12,787,000)	(89,776)	(106,839)	17,063
Call USD/Put CNY	JPMorgan Securities, Inc.	7.540	07/10/2025	(25,826,000)	(25,826,000)	(32,102)	(95,918)	63,816
Call USD/Put INR	JPMorgan Securities, Inc.	89.200	06/13/2025	(13,390,000)	(13,390,000)	(8,918)	(57,577)	48,659
Call USD/Put TWD	JPMorgan Securities, Inc.	32.780	04/08/2025	(13,800,000)	(13,800,000)	(194,387)	(82,455)	(111,932)
Call EUR/Put GBP	MS & Co. Int. PLC	0.842	04/16/2025	(12,787,000)	(12,787,000)	(35,064)	(84,494)	49,430
Call USD/Put SGD	MS & Co. Int. PLC	1.334	04/28/2025	(7,134,000)	(7,134,000)	(63,657)	(42,768)	(20,889)
Call USD/Put CAD	Royal Bank of Canada (UK)	1.433	04/04/2025	(6,846,000)	(6,846,000)	(45,095)	(59,584)	14,489
Call AUD/Put NZD	Standard Chartered Bank	1.105	04/03/2025	(22,062,000)	(22,062,000)	(7,582)	(63,072)	55,490
Call USD/Put CNY	Standard Chartered Bank	7.400	04/16/2025	(40,009,000)	(40,009,000)	(6,441)	(169,518)	163,077
Call USD/Put INR	Standard Chartered Bank	86.050	04/24/2025	(7,081,000)	(7,081,000)	(17,525)	(34,499)	16,974

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put TWD	Standard Chartered Bank	$32.900	04/11/2025	(26,321,000)	$ (26,321,000)	$ (280,213)	$ (379,917)	$ 99,704
Call USD/Put TWD	Standard Chartered Bank	32.850	05/29/2025	(27,437,000)	(27,437,000)	(354,349)	(295,085)	(59,264)
Call EUR/Put GBP	UBS AG (London)	0.842	04/14/2025	(12,769,000)	(12,769,000)	(31,135)	(99,936)	68,801
Call EUR/Put PLN	UBS AG (London)	4.160	04/03/2025	(6,503,000)	(6,503,000)	(53,356)	(45,676)	(7,680)

				(671,310,900)	$ (671,310,900)	$ (2,660,566)	$ (4,592,354)	$ 1,931,788

Puts
Put AUD/Call NZD	Barclays Bank PLC	1.103	04/08/2025	(21,750,000)	(21,750,000)	(48,844)	(62,999)	14,155
Put EUR/Call PLN	Barclays Bank PLC	4.185	04/16/2025	(6,364,000)	(6,364,000)	(26,892)	(45,525)	18,633
Put NZD/Call USD	Barclays Bank PLC	0.555	05/01/2025	(48,198,000)	(48,198,000)	(97,882)	(155,314)	57,432
Put NZD/Call USD	Barclays Bank PLC	0.566	05/01/2025	(48,068,000)	(48,068,000)	(255,031)	(100,135)	(154,896)
Put USD/Call CAD	Barclays Bank PLC	1.438	04/11/2025	(6,913,000)	(6,913,000)	(37,538)	(57,067)	19,529
Put USD/Call SGD	Barclays Bank PLC	1.331	04/15/2025	(6,907,000)	(6,907,000)	(10,354)	(45,828)	35,474
Put AUD/Call USD	BNP Paribas SA	0.610	04/03/2025	(32,072,000)	(32,072,000)	(2,946)	(100,024)	97,078
Put AUD/Call USD	BNP Paribas SA	0.631	04/16/2025	(43,707,453)	(43,707,453)	(373,937)	(383,885)	9,948
Put EUR/Call CHF	BNP Paribas SA	0.955	04/22/2025	(12,815,000)	(12,815,000)	(78,208)	(108,040)	29,832
Put EUR/Call GBP	BNP Paribas SA	0.837	04/24/2025	(13,097,000)	(13,097,000)	(63,119)	(82,314)	19,195
Put EUR/Call USD	BNP Paribas SA	1.036	04/02/2025	(52,266,000)	(52,266,000)	—	(178,810)	178,810
Put EUR/Call USD	BNP Paribas SA	1.065	04/03/2025	(52,026,000)	(52,026,000)	(21,940)	(247,718)	225,778
Put EUR/Call USD	BNP Paribas SA	1.078	04/08/2025	(51,283,000)	(51,283,000)	(201,846)	(292,610)	90,764
Put EUR/Call USD	BNP Paribas SA	1.090	04/15/2025	(38,360,000)	(38,360,000)	(451,951)	(456,309)	4,358
Put EUR/Call USD	BNP Paribas SA	1.043	05/02/2025	(39,007,000)	(39,007,000)	(32,857)	(82,597)	49,740
Put GBP/Call USD	BNP Paribas SA	1.278	04/24/2025	(21,455,000)	(21,455,000)	(92,705)	(89,142)	(3,563)
Put GBP/Call USD	BNP Paribas SA	1.292	04/24/2025	(21,936,000)	(21,936,000)	(210,988)	(186,912)	(24,076)
Put NZD/Call USD	BNP Paribas SA	0.578	05/16/2025	(23,924,500)	(23,924,500)	(318,959)	(257,327)	(61,632)
Put AUD/Call USD	BofA Securities LLC	0.614	04/16/2025	(21,747,000)	(21,747,000)	(32,803)	(55,228)	22,425

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call SEK	BofA Securities LLC	$10.940	04/11/2025	(12,769,000)	$ (12,769,000)	$ (124,816)	$ (107,541)	$ (17,275)
Put EUR/Call USD	BofA Securities LLC	1.048	04/03/2025	(52,156,000)	(52,156,000)	(790)	(157,823)	157,033
Put NZD/Call USD	BofA Securities LLC	0.570	04/22/2025	(48,210,000)	(48,210,000)	(310,034)	(351,802)	41,768
Put NZD/Call USD	BofA Securities LLC	0.581	05/01/2025	(47,849,000)	(47,849,000)	(698,146)	(498,356)	(199,790)
Put USD/Call TWD	BofA Securities LLC	33.000	04/22/2025	(6,969,000)	(6,969,000)	(15,715)	(36,657)	20,942
Put NZD/Call USD	Citibank NA	0.569	04/03/2025	(47,983,000)	(47,983,000)	(144,602)	(563,231)	418,629
Put NZD/Call USD	Citibank NA	0.568	04/22/2025	(47,713,000)	(47,713,000)	(246,429)	(587,056)	340,627
Put USD/Call CNY	Citibank NA	7.070	07/10/2025	(25,826,000)	(25,826,000)	(81,404)	(175,746)	94,342
Put AUD/Call NZD	Deutsche Bank AG (London)	1.100	04/29/2025	(11,325,000)	(11,325,000)	(33,556)	(32,600)	(956)
Put EUR/Call SEK	Deutsche Bank AG (London)	10.960	04/08/2025	(12,821,000)	(12,821,000)	(134,918)	(105,108)	(29,810)
Put EUR/Call USD	Deutsche Bank AG (London)	1.031	05/08/2025	(25,907,579)	(25,907,579)	(13,531)	(135,853)	122,322
Put GBP/Call USD	HSBC Bank PLC	1.254	04/24/2025	(21,666,000)	(21,666,000)	(19,059)	(93,474)	74,415
Put NZD/Call USD	HSBC Bank PLC	0.569	04/22/2025	(48,409,000)	(48,409,000)	(273,385)	(99,325)	(174,060)
Put USD/Call TWD	HSBC Bank PLC	32.850	04/10/2025	(6,913,000)	(6,913,000)	(2,973)	(37,365)	34,392
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.096	04/22/2025	(22,019,000)	(22,019,000)	(34,190)	(72,369)	38,179
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.098	04/28/2025	(11,313,000)	(11,313,000)	(25,406)	(33,574)	8,168
Put EUR/Call GBP	JPMorgan Securities, Inc.	0.840	04/08/2025	(12,821,000)	(12,821,000)	(69,483)	(91,624)	22,141
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.195	04/10/2025	(6,615,000)	(6,615,000)	(32,703)	(33,382)	679
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.182	04/24/2025	(6,548,000)	(6,548,000)	(30,488)	(49,016)	18,528
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.020	04/16/2025	(12,787,000)	(12,787,000)	(212,515)	(103,193)	(109,322)
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.030	04/22/2025	(12,815,000)	(12,815,000)	(230,190)	(102,855)	(127,335)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.553	04/03/2025	(47,180,000)	(47,180,000)	(1,661)	(94,904)	93,243

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put USD/Call CNY	JPMorgan Securities, Inc.	$7.085	07/08/2025	(25,754,000)	$ (25,754,000)	$ (88,130)	$ (176,750)	$ 88,620
Put USD/Call TWD	JPMorgan Securities, Inc.	32.780	04/08/2025	(13,800,000)	(13,800,000)	(2,263)	(82,455)	80,192
Put EUR/Call GBP	MS & Co. Int. PLC	0.842	04/16/2025	(12,787,000)	(12,787,000)	(100,616)	(84,494)	(16,122)
Put EUR/Call USD	MS & Co. Int. PLC	1.031	05/08/2025	(12,935,571)	(12,935,571)	(6,756)	(37,483)	30,727
Put USD/Call SGD	MS & Co. Int. PLC	1.334	04/28/2025	(7,134,000)	(7,134,000)	(24,149)	(42,768)	18,619
Put USD/Call CAD	Royal Bank of Canada (UK)	1.433	04/04/2025	(6,846,000)	(6,846,000)	(16,458)	(59,584)	43,126
Put AUD/Call NZD	Standard Chartered Bank	1.105	04/03/2025	(22,062,000)	(22,062,000)	(60,780)	(63,072)	2,292
Put NZD/Call USD	Standard Chartered Bank	0.571	04/16/2025	(47,488,000)	(47,488,000)	(304,447)	(656,337)	351,890
Put NZD/Call USD	Standard Chartered Bank	0.579	04/16/2025	(48,436,000)	(48,436,000)	(587,582)	(426,177)	(161,405)
Put NZD/Call USD	Standard Chartered Bank	0.578	05/16/2025	(72,720,000)	(72,720,000)	(969,495)	(784,921)	(184,574)
Put USD/Call INR	Standard Chartered Bank	86.050	04/24/2025	(7,081,000)	(7,081,000)	(50,608)	(34,499)	(16,109)
Put EUR/Call GBP	UBS AG (London)	0.842	04/14/2025	(12,769,000)	(12,769,000)	(92,936)	(99,936)	7,000
Put EUR/Call PLN	UBS AG (London)	4.160	04/03/2025	(6,503,000)	(6,503,000)	(3,403)	(45,676)	42,273
Put NZD/Call USD	UBS AG (London)	0.557	04/16/2025	(48,198,000)	(48,198,000)	(65,729)	(119,401)	53,672

				(1,455,024,103)	$(1,455,024,103)	$(7,468,146)	$ (9,264,191)	$ 1,796,045

Total written option contracts				(2,126,335,003)	$(2,126,335,003)	$(10,128,712)	$(13,856,545)	$ 3,727,833

TOTAL				(137,923,055)	$ (137,923,055)	$ 922,388	$ 1,488,313	$ (565,925)

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
PI	—Private Investment
PIK	—Payment in kind
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement
STACR	—Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
1M IRS	—1 Month Interest Rate Swaptions
2Y IRS	—1 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Ind 39	—CDX North America High Yield Index 39
CDX.NA.HY Ind 43	—CDX North America High Yield Index 43
CDX.NA.IG Ind 40	—CDX North America Investment Grade Index 40
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 35.2%

Collateralized Mortgage Obligations – 5.6%
Interest Only(a) – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 5002, Class SJ (-1X 1 mo. USD Term SOFR + 5.986%)
$860,929	1.646	%(b)	07/25/50	$102,596
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
365,698	1.537	(b)	05/15/46	39,740
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
101,134	1.587	(b)	03/15/44	9,707
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
760,066	4.000		08/25/50	154,141
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
289,607	1.646	(b)	05/25/47	34,366
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
134,823	1.496	(b)	02/25/42	13,128
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
104,208	1.666	(b)(c)	10/20/43	5,321
Government National Mortgage Association REMICS Series 2015-129, Class IC
84,113	4.500	(c)	09/16/45	15,952
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
129,284	1.616	(b)(c)	01/20/49	14,538
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
87,524	1.666	(b)(c)	06/20/49	9,812
Government National Mortgage Association REMICS Series 2020-78, Class DI
514,266	4.000	(c)	06/20/50	110,886
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,069,384	2.500	(c)	10/20/50	158,484
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
208,466	1.616	(b)(c)	08/20/43	22,285
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
127,182	1.816	(b)(c)	09/20/45	15,382
Government National Mortgage Association REMICS Series 2016-27, Class IA
87,906	4.000	(c)	06/20/45	12,525
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
262,872	1.766	(b)(c)	09/20/48	31,736

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
$248,729	1.816	%(b)(c)	02/20/40	$27,415
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
94,393	1.766	(b)(c)	01/20/46	11,014
Government National Mortgage Association REMICS Series 2019-151, Class IA
1,183,396	3.500	(c)	12/20/49	224,668
Government National Mortgage Association REMICS Series 2016-138, Class GI
222,027	4.000	(c)	10/20/46	46,043
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
76,144	1.816	(b)(c)	11/20/45	8,916

				1,068,655

Regular Floater(b) – 0.5%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
1,277,152	5.340		02/25/55	1,269,531
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class A1 (1 mo. USD Term SOFR + 1.050%)
523,125	5.390	(c)(d)	10/25/44	522,981
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
1,769,425	5.340		03/25/55	1,766,082

				3,558,594

Sequential Fixed Rate – 1.5%
CIM Trust Series 2025-I1, Class A2
1,176,937	5.908	(c)(d)(e)	10/25/69	1,182,061
Federal National Mortgage Association REMICS Series 2011-99, Class DB
115,324	5.000		10/25/41	116,173
Federal National Mortgage Association REMICS Series 2012- 111, Class B
16,295	7.000		10/25/42	17,484
Federal National Mortgage Association REMICS Series 2012- 153, Class B
64,943	7.000		07/25/42	70,230
Federal National Mortgage Association REMICS Series 2011-52, Class GB
130,712	5.000		06/25/41	131,516
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
1,828,813	5.853	(c)(d)(e)	11/25/64	1,840,681
New Residential Mortgage Loan Trust Series 2025-NQM1, Class A1
1,098,565	5.643	(c)(d)(e)	01/25/65	1,105,147
OBX Trust Series 2024-NQM2, Class A1
1,307,021	5.878	(c)(d)(e)	12/25/63	1,311,157
Santander Mortgage Asset Receivable Trust Series 2025-NQM1, Class A1
1,700,000	5.545	(c)(d)(e)	01/25/65	1,698,887

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Verus Securitization Trust Series 2024-1, Class A1
$1,007,888	5.712	%(c)(d)(e)	01/25/69	$1,008,947
Verus Securitization Trust Series 2023-INV2, Class A3
725,165	7.079	(c)(d)(e)	08/25/68	731,586
Verus Securitization Trust Series 2024-INV2, Class A1
1,257,169	5.332	(c)(d)(e)	08/26/69	1,253,882

				10,467,751

Sequential Floating Rate(b)(c) – 3.5%
Angel Oak Mortgage Trust Series 2021-3, Class A1
620,364	1.068	(d)	05/25/66	535,348
Angel Oak Mortgage Trust Series 2019-6, Class B1
1,025,000	3.941	(d)	11/25/59	944,187
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
275,000	6.000	(d)	02/25/55	277,473
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
425,000	5.500	(d)	02/25/55	417,138
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
200,000	6.000	(d)	02/25/55	202,583
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (1 yr. MTA + 1.500%)
32,645	6.135		09/25/35	28,613
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
89,132	5.990	(d)	01/25/34	89,480
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
1,024,225	5.590	(d)	03/25/44	1,024,220
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
525,000	6.340	(d)	03/25/44	526,793
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
1,600,313	5.540	(d)	05/25/44	1,601,514
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR +
1.250%)
1,553,750	5.590	(d)	08/25/44	1,557,487
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
229,353	5.890	(d)	10/25/41	230,413
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
285,000	5.990	(d)	12/25/41	285,208
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
96,836	6.240	(d)	04/25/42	97,475
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
227,000	7.340	(d)	04/25/42	231,837

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
$457,298	8.240	%(d)	04/25/43	$485,010
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
230,000	7.436	(d)	06/25/43	238,615
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
450,000	6.140	(d)	01/25/44	450,701
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,425,000	6.140	(d)	02/25/44	1,430,460
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
450,000	5.990	(d)	05/25/44	450,276
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
500,000	6.286	(d)	03/25/44	501,789
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
410,351	5.340	(d)	07/25/44	410,009
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
325,000	6.040	(d)	07/25/44	324,998
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
775,000	5.940	(d)	09/25/44	774,024
HarborView Mortgage Loan Trust Series 2006-6, Class 3A1A
140,357	5.008		08/19/36	112,984
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
954,750	2.520	(d)	05/25/52	792,473
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
320,698	3.515	(d)	07/25/52	278,011
JP Morgan Mortgage Trust Series 2023-DSC1, Class A1
742,731	4.625	(d)	07/25/63	719,451
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,446,496	5.990	(d)	07/25/64	1,456,003
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,774,148	3.000	(d)	05/25/54	1,588,841
JP Morgan Mortgage Trust Series 2022-DSC1, Class A3
772,671	4.750	(d)	01/25/63	742,628
JP Morgan Mortgage Trust Series 2024-4, Class A5A
700,000	6.000	(d)	10/25/54	707,381
JP Morgan Mortgage Trust Series 2024-NQM1, Class M1A
750,000	6.414	(d)	02/25/64	753,826
JP Morgan Mortgage Trust Series 2024-1, Class A4
1,012,237	6.000	(d)	06/25/54	1,018,203
JP Morgan Mortgage Trust Series 2024-1, Class A5
555,000	6.000	(d)	06/25/54	561,273

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
JP Morgan Mortgage Trust Series 2025-VIS1, Class A1
$1,758,744	5.493	%(d)	08/25/55	$1,760,738
Mill City Mortgage Loan Trust Series 2017-2, Class A3
113,999	3.250	(d)	07/25/59	110,458
Sequoia Mortgage Trust Series 2004-10, Class A3A (6 mo. USD Term SOFR + 1.088%)
24,869	5.504		11/20/34	22,888
Towd Point Mortgage Trust Series 2020-1, Class A2A
530,000	3.100	(d)	01/25/60	469,139
Verus Securitization Trust Series 2021-8, Class A1
104,538	1.824	(d)	11/25/66	94,656

				24,304,604

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				39,399,604

Commercial Mortgage-Backed Securities – 9.7%
Regular Floater(b)(d) – 0.6%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,600,000	5.812%		11/15/41	$1,598,259
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
1,900,000	6.452		11/15/29	1,895,252
WCORE Commercial Mortgage Trust Series 2024-CORE, Class A (1 mo. USD Term SOFR + 1.492%)
900,000	5.811		11/15/41	898,510

				4,392,021

Sequential Fixed Rate – 4.1%
Bank Series 2023-BNK46, Class A4
1,700,000	5.745	(c)	08/15/56	1,775,642
Bank Series 2024-BNK47, Class A5
1,250,000	5.716	(c)	06/15/57	1,306,310
Bank5 Series 2024-5YR7, Class A3
1,200,000	5.769	(c)	06/15/57	1,239,137
Bank5 Series 2024-5YR10, Class A3
1,150,000	5.302	(c)	10/15/57	1,166,698
Bank5 Series 2024-5YR11, Class A3
900,000	5.893	(c)	11/15/57	936,352
Bank5 Series 2024-5YR11, Class AS
575,000	6.139	(c)	11/15/57	591,795
Bank5 Series 2025-5YR14, Class A3
1,500,000	5.646	(c)	04/15/58	1,545,000
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,125,000	5.754	(c)	07/15/56	1,174,734
BMO Mortgage Trust Series 2023-C7, Class A5
2,300,000	6.160	(c)	12/15/56	2,465,336
BMO Mortgage Trust Series 2024-5C6, Class A3
1,600,000	5.316	(c)	09/15/57	1,624,317
BWAY Mortgage Trust Series 2013-1515, Class A2
1,249,756	3.454	(c)(d)	03/10/33	1,178,925
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(d)	09/15/50	239,404
COMM Mortgage Trust Series 2024-277P, Class A
1,825,000	6.338	(d)	08/10/44	1,902,805
DOLP Trust Series 2021-NYC, Class A
1,500,000	2.956	(d)	05/10/41	1,313,653

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
GS Mortgage Securities Trust Series 2017-GS7, Class A4
$950,000	3.430	%(c)	08/10/50	$913,875
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
1,223,000	3.024	(d)	01/05/39	1,136,025
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-410T, Class A
700,000	2.287	(d)	03/05/42	635,233
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
1,300,000	3.598	(c)(d)	06/05/39	1,194,937
ROCK Trust Series 2024-CNTR, Class A
2,850,000	5.388	(d)	11/13/41	2,871,375
ROCK Trust Series 2024-CNTR, Class D
1,750,000	7.109	(d)	11/13/41	1,811,601
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	(c)	04/15/54	952,092
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
530,000	5.309	(c)	08/15/57	538,193

				28,513,439

Sequential Floating Rate – 5.0%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
850,000	2.778	(b)	11/15/54	717,034
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
975,000	3.989	(b)(c)	09/15/48	965,734
Bank Series 2022-BNK40, Class A4
1,150,000	3.393	(b)(c)	03/15/64	1,038,883
Bank5 Series 2024-5YR10, Class AS
400,000	5.637	(c)	10/15/57	405,925
Bank5 Trust Series 2025-5YR13, Class AS
1,050,000	6.096	(b)(c)	01/15/58	1,083,385
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,775,000	5.239	(b)(d)	03/15/37	1,682,643
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
475,000	5.488	(b)(d)	03/15/37	436,485
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
1,162,313	5.661	(b)(d)	03/15/41	1,160,140
BMO Mortgage Trust Series 2024-5C6, Class AS
1,000,000	5.755	(b)(c)	09/15/57	1,021,430
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
951,174	5.711	(b)(d)	03/15/41	951,354
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
900,000	5.050	(b)(d)	11/13/46	890,380
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
572,480	6.770	(b)(d)	08/15/39	572,063
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
2,050,000	5.961	(b)(d)	02/15/41	2,046,961

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
$1,500,000	5.463	%(b)(d)	03/15/30	$1,488,762
COMM Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
1,575,000	6.160	(b)(d)	06/15/41	1,562,699
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
674,459	5.033	(b)(c)	02/25/33	675,744
Houston Galleria Mall Trust Series 2025-HGLR, Class A
975,000	5.462	(b)(d)	02/05/45	988,897
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
750,000	6.340	(b)(d)	01/13/40	761,894
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,550,000	5.467	(b)(d)	01/13/40	1,577,480
IRV Trust Series 2025-200P, Class A
2,100,000	5.295	(b)(c)(d)	03/14/47	2,092,522
IRV Trust Series 2025-200P, Class C
675,000	5.730	(b)(c)(d)	03/14/47	663,562
IRV Trust Series 2025-200P, Class D
750,000	6.166	(b)(c)(d)	03/14/47	738,352
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
1,000,686	5.426	(b)(d)	04/15/37	977,485
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
550,000	5.797	(b)(d)	10/05/39	558,393
KRE Commercial Mortgage Trust Series 2025-AIP4, Class A (1 mo. USD Term SOFR + 1.300%)
1,700,000	5.620	(b)(d)	03/15/42	1,692,254
LEX Mortgage Trust Series 2024-BBG, Class A
1,875,000	4.874	(b)(c)(d)	10/13/33	1,861,492
Morgan Stanley Capital I Trust Series 2018-L1, Class AS
1,250,000	4.637	(b)(c)	10/15/51	1,219,354
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
1,200,000	6.012	(b)(d)	02/15/42	1,187,532
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
350,000	6.452	(b)(d)	04/15/42	348,908
UBS Commercial Mortgage Trust Series 2017-C2, Class AS
1,125,000	3.740	(b)(c)	08/15/50	1,088,554
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,600,000	4.954	(b)(d)	07/15/35	1,603,835
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,000,000	5.360	(b)(d)	07/15/35	999,975

				35,060,111

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$67,965,571

Federal Agencies – 19.9%
Federal Home Loan Mortgage Corp. – 0.0%
$885	5.000%		01/01/33	$892
133	5.000		06/01/33	134

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$1,356	5.000%	07/01/33	$1,364
1,777	5.000	08/01/33	1,788
326	5.000	10/01/33	328
899	5.000	11/01/33	903
396	5.000	12/01/33	398
1,247	5.000	02/01/34	1,255
630	5.000	03/01/34	635
971	5.000	04/01/34	977
1,426	5.000	05/01/34	1,434
23,132	5.000	06/01/34	23,265
550	5.000	11/01/34	554
5,433	5.000	04/01/35	5,462
2	5.000	11/01/35	2
5,939	5.000	01/01/40	6,023
4,703	4.000	06/01/40	4,533
31,837	4.000	02/01/41	30,686
2,882	4.000	11/01/41	2,771

			83,404

Government National Mortgage Association – 6.7%
145,504	4.000	11/20/44	140,029
13,732	4.000	05/20/45	13,207
313,040	4.000	07/20/45	299,234
217,445	4.000	01/20/46	207,583
73,116	4.500	02/20/48	71,437
25,009	4.500	03/20/48	24,419
88,031	4.500	04/20/48	85,927
197,952	4.500	05/20/48	193,159
795,407	4.000	07/20/48	754,362
275,467	4.500	08/20/48	268,711
155,243	5.000	08/20/48	155,102
803,430	4.000	09/20/48	762,468
1,289,245	4.500	09/20/48	1,257,625
180,643	5.000	09/20/48	180,479
182,259	5.000	10/20/48	182,093
719,048	5.000	11/20/48	718,397
297,984	5.000	12/20/48	297,620
993,275	4.500	01/20/49	967,362
511,651	5.000	01/20/49	511,027
269,666	4.500	02/20/49	262,462
191,234	4.500	03/20/49	186,245
292,096	5.000	03/20/49	291,740
560,045	3.000	08/20/49	500,012
424,487	4.500	10/20/49	413,944
161,615	4.500	12/20/49	157,399
1,818,365	3.000	03/20/50	1,617,736
678,075	3.000	07/20/51	600,993
338,661	2.500	09/20/51	286,540
799,834	2.500	10/20/51	679,488
499,286	2.500	11/20/51	424,005
739,819	3.000	12/20/51	656,411
1,549,443	2.500	12/20/51	1,315,435
11,808,547	4.500	10/20/52	11,389,413
5,000,000	2.000	TBA-30yr(f)	4,088,877
5,000,000	5.500	TBA-30yr(f)	5,010,962
11,000,000	6.000	TBA-30yr(f)	11,164,141

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$1,000,000	6.500%	TBA-30yr(f)	$1,023,697

			47,159,741

Uniform Mortgage-Backed Security – 13.2%
125,064	4.500	07/01/36	123,588
6,061	4.500	12/01/36	5,989
4,014	4.500	05/01/38	3,974
9,632	4.500	05/01/39	9,544
5,595	4.500	06/01/39	5,542
2,930	4.500	08/01/39	2,902
4,085	4.500	09/01/39	4,045
7,795	4.500	10/01/39	7,718
3,200	4.500	03/01/40	3,169
40,770	4.500	04/01/40	40,313
4,315	4.500	12/01/40	4,267
38,093	4.500	01/01/41	37,666
12,808	4.500	04/01/41	12,657
19,383	4.500	06/01/41	19,154
19,415	4.500	07/01/41	19,186
28,625	4.500	08/01/41	28,299
83,017	4.500	09/01/41	82,039
41,467	4.500	10/01/41	40,978
53,639	4.500	11/01/41	53,007
46,586	4.500	12/01/41	46,037
38,056	4.500	01/01/42	37,607
3,085	4.500	03/01/42	3,046
8,919	4.500	04/01/42	8,806
39,747	3.000	12/01/42	36,527
97,588	3.000	01/01/43	89,277
141,637	3.000	04/01/43	128,920
182,856	4.500	06/01/45	179,751
1,440,314	4.000	08/01/45	1,377,007
769,701	4.500	11/01/47	750,238
2,353,462	4.000	01/01/48	2,232,248
13,174	4.500	08/01/48	12,779
232,241	4.500	09/01/48	226,223
154,887	5.000	11/01/48	155,181
760,033	3.000	02/01/49	674,833
10,659	4.500	03/01/49	10,337
85,571	3.500	07/01/49	78,455
768,506	4.000	07/01/49	726,390
351,672	4.500	10/01/50	341,131
2,201,589	3.000	12/01/50	1,942,520
133,682	2.500	03/01/51	112,985
5,523,227	2.000	03/01/51	4,436,984
2,401,504	2.500	05/01/51	2,022,746
666,783	2.000	07/01/51	533,725
876,927	2.000	08/01/51	699,448
2,397,444	2.500	09/01/51	2,020,642
668,188	2.500	10/01/51	564,529
700,778	2.500	11/01/51	592,063
1,738,182	2.000	01/01/52	1,396,528
747,263	2.000	02/01/52	595,894
1,266,702	2.500	02/01/52	1,055,988
414,214	2.000	03/01/52	329,814
710,058	2.500	03/01/52	591,334
919,422	4.500	04/01/52	884,169
1,001,655	2.000	04/01/52	797,559

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
	$818,362	3.000%	08/01/52	$719,249
	819,409	5.500	09/01/52	828,540
	351,732	2.500	09/01/52	293,159
	1,658,647	5.500	11/01/52	1,677,648
	2,346,592	6.000	11/01/52	2,422,404
	1,559,285	6.000	12/01/52	1,604,494
	808,674	6.000	01/01/53	832,121
	804,251	5.500	04/01/53	811,454
	5,197,455	4.500	05/01/53	5,038,423
	440,341	2.500	01/01/54	367,012
	17,000,000	2.500	TBA-30yr(f)	14,136,562
	7,000,000	3.000	TBA-30yr(f)	6,067,851
	5,000,000	4.000	TBA-30yr(f)	4,661,523
	10,000,000	3.500	TBA-30yr(f)	9,021,094
	9,000,000	5.500	TBA-30yr(f)	8,988,398
	7,000,000	6.500	TBA-30yr(f)	7,219,297
	2,000,000	6.000	TBA-30yr(f)	2,031,250

				92,916,237

TOTAL FEDERAL AGENCIES				$140,159,382

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $250,795,043)				$247,524,557

Corporate Obligations – 28.5%

Aerospace & Defense(c) – 1.0%
Boeing Co.
	$4,954,000	5.150%	05/01/30	$4,983,575
	1,634,000	6.528	05/01/34	1,749,834
L3Harris Technologies, Inc.
	50,000	4.400	06/15/28	49,644

				6,783,053

Agriculture(c) – 0.5%
BAT Capital Corp.
	50,000	3.557	08/15/27	48,793
BAT International Finance PLC
GBP	948,000	2.250	06/26/28	1,121,677
EUR	200,000	2.250	01/16/30	206,117
Bunge Ltd. Finance Corp.
	$1,350,000	4.200	09/17/29	1,327,725
Philip Morris International, Inc.
	525,000	5.625	11/17/29	547,344

				3,251,656

Automotive(c) – 0.5%
Ford Motor Credit Co. LLC
	975,000	5.800	03/05/27	979,641
	818,000	5.850	05/17/27	822,425
General Motors Financial Co., Inc.
EUR	195,000	0.850	02/26/26	207,562
	$249,000	1.500	06/10/26	239,458
	650,000	5.000	04/09/27	650,845

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(c) – (continued)
Hyundai Capital America (d)
	$941,000	1.650%		09/17/26	$900,961

					3,800,892

Banks – 10.3%
ABN AMRO Bank NV (b)(c)(d) (1 yr. CMT + 0.800%)
	1,200,000	1.542		06/16/27	1,155,852
AIB Group PLC (b)(c) (-1X 5 yr. EUR Swap + 3.300%)
EUR	805,000	2.875		05/30/31	866,155
Australia & New Zealand Banking Group Ltd. (b)(c)(d) (5 yr. CMT + 1.288%)
	$750,000	2.950		07/22/30	745,050
Banco Santander SA
	1,000,000	3.800		02/23/28	976,120
EUR	200,000	3.875		04/22/29	221,189
(1 yr. CMT + 1.250%)
	$1,000,000	5.552	(b)(c)	03/14/28	1,015,340
(5 yr. CMT + 3.753%)
	600,000	4.750	(b)(c)	11/12/26	575,346
Bank of America Corp. (b)(c)
(Secured Overnight Financing Rate + 1.000%)
	1,051,000	5.162		01/24/31	1,065,325
(Secured Overnight Financing Rate + 1.320%)
	350,000	2.687		04/22/32	308,074
(Secured Overnight Financing Rate + 1.630%)
	2,125,000	5.202		04/25/29	2,158,320
(Secured Overnight Financing Rate + 2.150%)
	375,000	2.592		04/29/31	336,652
Bank of Ireland Group PLC (b)(c) (5 yr. EUR Swap + 4.150%)
EUR	400,000	6.750		03/01/33	465,811
Barclays PLC (b)(c)
(Secured Overnight Financing Rate + 1.230%)
	$1,250,000	5.367		02/25/31	1,263,700
(Secured Overnight Financing Rate + 1.490%)
	605,000	5.674		03/12/28	615,485
(Secured Overnight Financing Rate + 1.560%)
	639,000	4.942		09/10/30	636,610
(Secured Overnight Financing Rate + 1.740%)
	573,000	5.690		03/12/30	586,781
BNP Paribas SA (b)(c)(d)
(Secured Overnight Financing Rate + 1.004%)
	575,000	1.323		01/13/27	559,849
(Secured Overnight Financing Rate + 2.074%)
	550,000	2.219		06/09/26	547,250
BPCE SA
EUR	300,000	1.750		04/26/27	318,239
(Secured Overnight Financing Rate + 1.520%)
	$1,000,000	1.652	(b)(c)(d)	10/06/26	983,620
CaixaBank SA (b)(c)
(-1X 3 mo. EUR EURIBOR + 0.850%)
EUR	700,000	0.375		11/18/26	745,821
(-1X 3 mo. EUR EURIBOR + 1.000%)
	300,000	0.750		05/26/28	310,318
(3 mo. EUR EURIBOR + 0.620%)
	300,000	0.625		01/21/28	312,443
Citigroup, Inc. (b)(c)
(Secured Overnight Financing Rate + 1.364%)
	$1,750,000	5.174		02/13/30	1,770,685

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 2.842%)
	$1,700,000	3.106%	04/08/26	$1,699,167
(Secured Overnight Financing Rate + 3.914%)
	300,000	4.412	03/31/31	292,230
Cooperatieve Rabobank UA (b)(c) (-1X 5 yr. EUR Swap + 3.702%)
EUR	600,000	3.250	12/29/26	628,603
Credit Agricole SA (b)(c)(d)
(Secured Overnight Financing Rate + 0.892%)
	$1,100,000	1.247	01/26/27	1,069,827
(Secured Overnight Financing Rate + 1.676%)
	300,000	1.907	06/16/26	298,164
Danske Bank AS (b)(c)(d)
(1 yr. CMT + 1.100%)
	750,000	4.613	10/02/30	739,290
(1 yr. CMT + 1.750%)
	1,275,000	4.298	04/01/28	1,265,794
Deutsche Bank AG (b)(c)
(-1X 3 mo. EUR EURIBOR + 2.050%)
EUR	400,000	1.750	11/19/30	397,875
(3 mo. EUR EURIBOR + 2.950%)
	2,100,000	5.000	09/05/30	2,395,915
(Secured Overnight Financing Rate + 1.870%)
	$275,000	2.129	11/24/26	270,072
Fifth Third Bancorp (b)(c) (Secured Overnight Financing Rate + 1.486%)
	1,091,000	4.895	09/06/30	1,088,360
HSBC Holdings PLC (b)(c)
(Secured Overnight Financing Rate + 1.040%)
	975,000	5.130	11/19/28	982,488
(Secured Overnight Financing Rate + 1.290%)
	1,200,000	5.130	03/03/31	1,203,744
Huntington Bancshares, Inc. (b)(c)
(5 yr. CMT + 1.700%)
	100,000	6.141	11/18/39	100,818
(Secured Overnight Financing Rate + 1.276%)
	750,000	5.272	01/15/31	757,140
(Secured Overnight Financing Rate + 2.020%)
	817,000	6.208	08/21/29	850,391
ING Groep NV (b)(c) (Secured Overnight Financing Rate + 1.830%)
	400,000	4.017	03/28/28	395,452
JPMorgan Chase & Co. (b)(c)
(Secured Overnight Financing Rate + 1.160%)
	1,750,000	5.581	04/22/30	1,804,862
(Secured Overnight Financing Rate + 1.560%)
	3,125,000	4.323	04/26/28	3,109,687
Kreditanstalt fuer Wiederaufbau (g)
EUR	3,500,000	3.125	10/10/28	3,873,826
	4,070,000	2.625	04/26/29	4,427,251
M&T Bank Corp. (b)(c)
(Secured Overnight Financing Rate + 0.930%)
	$525,000	4.833	01/16/29	524,748
(Secured Overnight Financing Rate + 2.800%)
	630,000	7.413	10/30/29	678,327
Macquarie Group Ltd. (b)(c)(d)
(3 mo. USD LIBOR + 1.372%)
	380,000	3.763	11/28/28	370,314

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.069%)
	$400,000	1.340%		01/12/27	$389,916
Morgan Stanley (b)(c)
(Secured Overnight Financing Rate + 1.450%)
	1,150,000	5.173		01/16/30	1,165,122
(Secured Overnight Financing Rate + 1.590%)
	3,325,000	5.164		04/20/29	3,369,089
NatWest Group PLC (b)(c) (-1X 3 mo. EUR EURIBOR + 0.889%)
EUR	1,750,000	0.670		09/14/29	1,736,048
Permanent TSB Group Holdings PLC (b)(c)
(1 yr. EURIBOR ICE Swap + 3.500%)
	265,000	6.625		04/25/28	306,623
	1,020,000	6.625		06/30/29	1,210,318
PNC Financial Services Group, Inc. (b)(c) (Secured Overnight Financing Rate + 1.259%)
	$1,360,000	4.812		10/21/32	1,344,754
Santander U.K. Group Holdings PLC (b)(c) (1 yr. CMT + 1.250%)
	1,000,000	1.532		08/21/26	986,500
Shinhan Bank Co. Ltd. (d)
	240,000	4.500		04/12/28	239,998
Societe Generale SA (b)(c)(d) (1 yr. CMT + 1.100%)
	1,500,000	1.488		12/14/26	1,465,440
Standard Chartered PLC (b)(c)(d) (1 yr. CMT + 1.000%)
	1,550,000	1.456		01/14/27	1,510,413
Sumitomo Mitsui Financial Group, Inc.
EUR	1,375,000	0.632		10/23/29	1,323,270
Truist Financial Corp. (b)(c)
(Secured Overnight Financing Rate + 1.571%)
	$455,000	5.153		08/05/32	455,469
(Secured Overnight Financing Rate + 2.050%)
	225,000	6.047		06/08/27	228,796
U.S. Bancorp (b)(c)
(Secured Overnight Financing Rate + 1.560%)
	725,000	5.384		01/23/30	739,159
(Secured Overnight Financing Rate + 2.020%)
	700,000	5.775		06/12/29	721,840
UBS AG
	1,000,000	2.950		04/09/25	999,590
UBS Group AG (b)(c)
(1 yr. CMT + 1.520%)
	1,112,000	5.428	(d)	02/08/30	1,131,104
(1 yr. CMT + 1.770%)
	560,000	5.699	(d)	02/08/35	574,269
(1 yr. EURIBOR ICE Swap + 4.950%)
EUR	200,000	7.750		03/01/29	243,411
(-1X 1 yr. EURIBOR ICE Swap + 0.770%)
	509,000	0.650		01/14/28	528,779
(-1X 1 yr. EURIBOR ICE Swap + 1.050%)
	750,000	1.000		06/24/27	793,166
(3 mo. USD LIBOR + 1.410%)
	$2,800,000	3.869	(d)	01/12/29	2,736,104
Wells Fargo & Co. (b)(c)
(3 mo. USD Term SOFR + 1.432%)
	325,000	2.879		10/30/30	299,523
(Secured Overnight Financing Rate + 1.500%)
	175,000	5.198		01/23/30	177,926

					72,441,007

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Beverages(c) – 0.5%
Bacardi Ltd. (d)
	$1,200,000	4.700%	05/15/28	$1,194,408
Constellation Brands, Inc.
	1,500,000	4.400	11/15/25	1,496,565
	25,000	4.650	11/15/28	24,957
Keurig Dr. Pepper, Inc.
	776,000	4.417	05/25/25	775,061

				3,490,991

Biotechnology(c) – 0.6%
Amgen, Inc.
	650,000	5.150	03/02/28	661,648
	1,450,000	5.250	03/02/30	1,483,118
	1,275,000	5.250	03/02/33	1,293,296
Royalty Pharma PLC
	650,000	5.400	09/02/34	641,797

				4,079,859

Building Materials(c) – 0.2%
Carrier Global Corp.
	145,000	2.493	02/15/27	140,047
Owens Corning
	975,000	3.500	02/15/30	917,992

				1,058,039

Chemicals(c) – 0.3%
DuPont de Nemours, Inc.
	600,000	4.493	11/15/25	598,764
International Flavors & Fragrances, Inc. (d)
	450,000	1.230	10/01/25	441,652
	200,000	1.832	10/15/27	186,238
	600,000	2.300	11/01/30	518,562
Syngenta Finance NV (d)
	400,000	4.892	04/24/25	399,840

				2,145,056

Commercial Services – 0.3%
Ashtead Capital, Inc. (c)(d)
	225,000	5.800	04/15/34	226,516
DP World Crescent Ltd.
	200,000	4.848	09/26/28	199,810
DP World Ltd.
	390,000	5.625	09/25/48	372,450
Motability Operations Group PLC (c)
EUR	225,000	3.625	07/24/29	248,032
Quanta Services, Inc. (c)
	$847,000	4.750	08/09/27	848,279

				1,895,087

Computers(c) – 0.3%
Dell International LLC/EMC Corp.
	893,000	6.020	06/15/26	904,502
	875,000	5.300	10/01/29	890,584
	75,000	6.200	07/15/30	79,385

				1,874,471

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (c)
	$1,375,000	4.875%		04/01/28	$1,379,510
	244,000	3.000		10/29/28	229,175
	350,000	5.100		01/19/29	352,835
	208,000	3.300		01/30/32	184,130
Air Lease Corp. (c)
	575,000	2.875		01/15/26	566,628
	1,300,000	5.300		02/01/28	1,322,191
Ally Financial, Inc. (c)
	650,000	7.100		11/15/27	684,248
Aviation Capital Group LLC (c)(d)
	400,000	1.950		01/30/26	390,640
Avolon Holdings Funding Ltd. (c)(d)
	1,036,000	4.950		01/15/28	1,032,074
Macquarie Airfinance Holdings Ltd. (c)(d)
	850,000	5.200		03/27/28	851,538
ORIX Corp.
	1,011,000	4.650		09/10/29	1,009,008

					8,001,977

Electrical – 0.8%
DTE Energy Co. (c)
	700,000	4.950		07/01/27	705,474
E.ON International Finance BV
GBP	417,000	6.375		06/07/32	565,388
Electricite de France SA (c)(d)
	$1,450,000	4.500		09/21/28	1,437,893
Enel SpA (b)(c)
(-1X 5 yr. EUR Swap + 1.719%)
EUR	523,000	1.375		06/08/27	532,493
(5 yr. EUR Swap + 2.580%)
	935,000	3.375		08/24/26	1,009,751
Exelon Corp. (c)
	$600,000	5.150		03/15/29	610,578
Sempra (c)
	700,000	3.400		02/01/28	676,312
Teollisuuden Voima OYJ (c)
EUR	250,000	1.375		06/23/28	255,933

					5,793,822

Engineering & Construction(c) – 0.1%
Mexico City Airport Trust
	$540,000	3.875	(d)	04/30/28	515,365
	200,000	5.500	(d)	10/31/46	163,600
	200,000	5.500		07/31/47	164,376

					843,341

Entertainment(c) – 0.0%
Warnermedia Holdings, Inc.
	325,000	4.054		03/15/29	306,137

Environmental(c) – 0.2%
Veralto Corp.
	1,050,000	5.350		09/18/28	1,075,221

Food & Drug Retailing(c) – 1.3%
Campbell’s Co.
	1,000,000	5.200		03/21/29	1,015,410

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing(c) – (continued)
General Mills, Inc.
EUR	128,000	3.650%	10/23/30	$140,373
J.M. Smucker Co.
	$1,225,000	5.900	11/15/28	1,281,252
Kroger Co.
	1,300,000	5.000	09/15/34	1,271,049
Mars, Inc. (d)
	875,000	4.800	03/01/30	880,346
	800,000	5.000	03/01/32	803,608
	3,575,000	5.200	03/01/35	3,593,018

				8,985,056

Gas(c) – 0.1%
NiSource, Inc.
	600,000	5.200	07/01/29	611,016

Healthcare Providers & Services(c) – 1.0%
HCA, Inc.
	250,000	3.375	03/15/29	236,385
	1,431,000	3.500	09/01/30	1,327,782
	1,575,000	3.625	03/15/32	1,423,879
Humana, Inc.
	359,000	5.375	04/15/31	361,728
Laboratory Corp. of America Holdings
	1,020,000	4.350	04/01/30	998,641
Solventum Corp.
	975,000	5.400	03/01/29	994,559
UnitedHealth Group, Inc.
	1,775,000	4.250	01/15/29	1,764,492

				7,107,466

Insurance – 0.1%
Aviva PLC (b)(c) (5 yr. U.K. Government Bond + 2.850%)
GBP	10,000	6.125	11/14/36	13,119
Corebridge Global Funding (d)
	$925,000	5.200	06/24/29	940,420

				953,539

Internet – 0.6%
Booking Holdings, Inc. (c)
EUR	729,000	3.500	03/01/29	803,024
Expedia Group, Inc. (c)
	$1,150,000	3.250	02/15/30	1,072,455
Netflix, Inc.
EUR	1,800,000	4.625	05/15/29	2,069,679
Prosus NV (c)(d)
	$200,000	3.832	02/08/51	128,500

				4,073,658

Iron/Steel(c) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650	10/15/27	1,185,304
Vale Overseas Ltd.
	350,000	6.400	06/28/54	344,925

				1,530,229

Lodging(c) – 0.3%
Choice Hotels International, Inc.
	248,000	3.700	01/15/31	227,180

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging(c) – (continued)
Hyatt Hotels Corp.
	$575,000	5.500%		06/30/34	$564,777
Marriott International, Inc.
	515,000	5.000		10/15/27	521,525
	573,000	4.650		12/01/28	573,487
	135,000	4.875		05/15/29	135,632

					2,022,601

Machinery-Diversified(c) – 0.0%
Otis Worldwide Corp.
	225,000	5.250		08/16/28	229,916

Media(c) – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
	784,000	4.908		07/23/25	783,726
Comcast Corp.
	300,000	4.150		10/15/28	296,685

					1,080,411

Mining(c) – 0.4%
Glencore Finance Europe Ltd.
GBP	125,000	3.125		03/26/26	158,817
Glencore Funding LLC (d)
	$455,000	1.625		04/27/26	441,214
	775,000	4.875		03/12/29	773,737
	1,150,000	5.371		04/04/29	1,168,170

					2,541,938

Multi-National – 2.2%
Asian Development Bank
GBP	4,200,000	1.125		06/10/25	5,390,299
European Investment Bank
EUR	1,240,000	0.875		01/14/28	1,289,566
	3,500,000	3.000		11/15/28	3,854,904
	4,410,000	2.250		03/15/30	4,689,612

					15,224,381

Oil & Gas(c) – 0.1%
Occidental Petroleum Corp.
	$750,000	8.500		07/15/27	795,833

Oil Field Services – 0.6%
BP Capital Markets PLC
EUR	300,000	1.594		07/03/28	312,566
Diamondback Energy, Inc. (c)
	$491,000	6.250		03/15/33	518,707
	501,000	5.400		04/18/34	499,973
Petronas Capital Ltd. (c)(d)
	430,000	5.340		04/03/35	432,933
QatarEnergy (c)(d)
	820,000	3.300		07/12/51	565,546
Raizen Fuels Finance SA (c)
	610,000	5.700		01/17/35	577,700
	580,000	6.950	(d)	03/05/54	565,575
Saudi Arabian Oil Co. (c)(d)
	530,000	5.750		07/17/54	498,857

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
TotalEnergies SE (b)(c) (5 yr. EUR Swap + 3.350%)
EUR	300,000	3.369%		10/06/26	$324,390

					4,296,247

Packaging(c)(d) – 0.0%
Smurfit Kappa Treasury ULC
	$200,000	5.200		01/15/30	202,770

Pharmaceuticals(c) – 0.6%
AbbVie, Inc.
	325,000	3.200		11/21/29	307,024
Bayer U.S. Finance II LLC (d)
	1,000,000	4.250		12/15/25	994,990
Becton Dickinson & Co.
EUR	185,000	0.034		08/13/25	198,020
Cardinal Health, Inc.
	$345,000	5.125		02/15/29	350,268
	950,000	5.350		11/15/34	952,917
Cigna Group
	300,000	4.375		10/15/28	297,753
	714,000	5.400		03/15/33	726,616
CVS Health Corp.
	325,000	4.780		03/25/38	292,250
McKesson Corp.
EUR	125,000	1.500		11/17/25	134,312

					4,254,150

Pipelines – 0.7%
Abu Dhabi Crude Oil Pipeline LLC (d)
	$1,260,000	4.600		11/02/47	1,132,110
Enbridge, Inc. (c)
	350,000	6.000		11/15/28	364,332
	700,000	5.700		03/08/33	718,298
Energy Transfer LP (c)
	750,000	6.100		12/01/28	783,045
	250,000	5.250		04/15/29	253,060
	500,000	6.400		12/01/30	532,965
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(d)	03/31/36	168,380
	547,609	2.940		09/30/40	447,550
Williams Cos., Inc. (c)
	350,000	2.600		03/15/31	307,475

					4,707,215

Real Estate(c) – 0.4%
Blackstone Property Partners Europe Holdings SARL
EUR	1,050,000	1.000		05/04/28	1,053,732
	350,000	1.750		03/12/29	350,078
	325,000	3.625		10/29/29	347,097
CBRE Services, Inc.
	$258,000	5.500		04/01/29	264,548
Logicor Financing SARL
EUR	550,000	3.250		11/13/28	586,805
	325,000	1.625		01/17/30	317,285

					2,919,545

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(c) – 0.5%
American Homes 4 Rent LP
	$125,000	2.375%	07/15/31	$107,262
	375,000	5.500	07/15/34	373,864
American Tower Corp.
	1,275,000	5.000	01/31/30	1,285,213
Kilroy Realty LP
	200,000	6.250	01/15/36	198,278
NNN REIT, Inc.
	400,000	5.600	10/15/33	404,968
Realty Income Corp.
	900,000	4.625	11/01/25	899,676
	300,000	2.100	03/15/28	279,690

				3,548,951

Retailing(c) – 0.1%
AutoNation, Inc.
	200,000	1.950	08/01/28	181,902
Dollar Tree, Inc.
	650,000	4.000	05/15/25	648,759

				830,661

Semiconductors(c) – 0.3%
Broadcom, Inc. (d)
	2,784,000	3.137	11/15/35	2,308,159
Micron Technology, Inc.
	125,000	6.750	11/01/29	134,095

				2,442,254

Software(c) – 1.1%
Cadence Design Systems, Inc.
	475,000	4.300	09/10/29	470,411
Constellation Software, Inc. (d)
	438,000	5.158	02/16/29	444,071
Fidelity National Information Services, Inc.
EUR	550,000	0.625	12/03/25	587,221
Fiserv, Inc.
	$237,000	3.500	07/01/29	225,366
MSCI, Inc. (d)
	1,547,000	3.875	02/15/31	1,438,818
Oracle Corp.
	575,000	5.250	02/03/32	582,383
	850,000	3.950	03/25/51	623,985
	900,000	6.900	11/09/52	991,665
Synopsys, Inc.
	1,100,000	5.000	04/01/32	1,103,036
	275,000	5.150	04/01/35	276,397
Take-Two Interactive Software, Inc.
	943,000	5.400	06/12/29	965,868
Workday, Inc.
	125,000	3.700	04/01/29	120,409

				7,829,630

Telecommunication Services – 0.7%
Deutsche Telekom International Finance BV
	250,000	8.750	06/15/30	293,150
Rogers Communications, Inc. (c)
	1,074,000	5.000	02/15/29	1,075,289

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Telefonica Emisiones SA
GBP	450,000	5.445%	10/08/29	$591,035
T-Mobile USA, Inc. (c)
	$500,000	3.500	04/15/25	499,725
	656,000	3.750	04/15/27	646,481
	300,000	4.750	02/01/28	300,141
	1,225,000	3.875	04/15/30	1,173,967
Verizon Communications, Inc.
	300,000	4.329	09/21/28	298,500
	325,000	4.016 (c)	12/03/29	316,212

				5,194,500

Trucking & Leasing(c)(d) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	500,000	5.250	07/01/29	506,075

Water(c) – 0.2%
Veolia Environnement SA
EUR	1,300,000	1.940	01/07/30	1,334,773

TOTAL CORPORATE OBLIGATIONS (Cost $200,269,421)				$200,063,424

Sovereign Debt Obligations – 21.9%

British Pound – 0.7%
State of North Rhine-Westphalia
GBP	400,000	2.125%	06/13/25	$514,163
U.K. Gilts
	1,990,000	3.500	01/22/45	2,032,661
	840,000	1.500	07/31/53	492,991
	220,000	1.750	07/22/57	133,436
	2,130,000	3.500	07/22/68	1,975,249

				5,148,500

Canadian Dollar – 1.3%
Province of British Columbia
CAD	2,600,000	2.850	06/18/25	1,807,470
	2,000,000	4.950	06/18/40	1,530,843
Province of Ontario
	1,700,000	2.600	06/02/25	1,181,229
	2,300,000	4.650	06/02/41	1,705,122
Province of Quebec
GBP	2,390,000	2.250	09/15/26	2,989,908

				9,214,572

Colombia Peso – 0.1%
Colombia TES
COP	897,700,000	13.250	02/09/33	226,598
	890,400,000	9.250	05/28/42	161,348

				387,946

Euro – 7.6%
European Financial Stability Facility (g)
EUR	1,170,000	0.875	04/10/35	1,020,434
European Union
	6,632,868	1.625	12/04/29	6,866,944
	820,000	0.200	06/04/36	632,804

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Euro – (continued)
Finland Government Bonds
EUR	1,190,000	1.500%		09/15/32	$1,167,092
French Republic Government Bonds OAT
	7,350,000	3.500		11/25/33	8,076,065
	1,760,000	1.250		05/25/34	1,594,806
	1,030,000	4.500		04/25/41	1,210,946
	310,000	3.250		05/25/45	306,131
	210,000	2.000		05/25/48	161,135
	800,000	1.750		05/25/66	477,848
Ireland Government Bonds
	430,000	0.200		10/18/30	407,216
	920,000	0.350		10/18/32	828,396
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000	(h)	08/01/26	5,678,854
	3,220,000	0.900		04/01/31	3,057,390
	1,680,000	6.000		05/01/31	2,104,712
	1,130,000	3.250		03/01/38	1,125,915
	1,370,000	4.450		09/01/43	1,505,142
	1,170,000	2.150		09/01/52	815,484
	357,000	4.500		10/01/53	385,202
	100,000	2.800		03/01/67	75,008
Kingdom of Belgium Government Bonds
	1,690,000	0.350		06/22/32	1,521,911
	250,000	2.150		06/22/66	172,164
Netherlands Government Bonds
	709,181	2.500		07/15/34	743,633
	673,445	0.000	(h)	01/15/38	490,986
	838,544	3.750		01/15/42	974,358
	687,236	2.000		01/15/54	578,651
Portugal Obrigacoes do Tesouro OT
	1,200,000	1.950		06/15/29	1,274,398
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,269,492
Republic of Austria Government Bonds
	1,270,000	0.000	(h)	10/20/28	1,262,210
	280,000	2.100	(i)	09/20/17	196,790
	280,000	0.850	(j)	06/30/20	105,268
Romania Government International Bonds
	630,000	2.124		07/16/31	554,509
	400,000	3.375	(d)	01/28/50	256,069
Spain Government Bonds
	870,000	1.250		10/31/30	867,523
	3,430,000	2.550		10/31/32	3,584,203
	650,000	0.850		07/30/37	512,803
	700,000	2.900		10/31/46	644,743
	1,110,000	3.450		07/30/66	1,032,197

					53,539,432

Indonesia Rupiah – 0.4%
Indonesia Treasury Bonds
IDR	10,285,000,000	6.500		07/15/30	613,080
	7,702,000,000	6.500		02/15/31	457,011
	7,391,000,000	6.375		04/15/32	431,826
	18,210,000,000	6.625		02/15/34	1,072,460
	5,281,000,000	7.125		06/15/38	317,893

					2,892,270

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

Israeli Shekel – 0.2%
Israel Government Bonds
ILS	2,430,000	2.000%	03/31/27	$626,165
	2,500,000	1.300	04/30/32	548,323

				1,174,488

Japanese Yen – 9.6%
Japan Government Forty Year Bonds
JPY	712,600,000	1.000	03/20/62	2,950,028
Japan Government Thirty Year Bonds
	721,900,000	1.400	09/20/52	3,807,458
Japan Government Twenty Year Bonds
	903,000,000	1.100	09/20/42	5,147,504
	771,350,000	1.600	03/20/44	4,691,715
Japan Treasury Discount Bills (h)
	5,160,950,000	0.000	05/07/25	34,396,928
	1,610,050,000	0.000	05/19/25	10,729,337
	813,850,000	0.000	06/09/25	5,422,333

				67,145,303

Peruvian Nuevo Sol – 0.1%
Peru Government Bonds
PEN	1,550,000	5.940	02/12/29	440,033

Singapore Dollar – 0.1%
Singapore Government Bonds
SGD	1,320,000	3.375	09/01/33	1,035,520

South Korean Won – 0.5%
Korea Treasury Bonds
KRW	2,598,070,000	1.875	06/10/29	1,704,805
	2,641,660,000	1.375	12/10/29	1,686,600

				3,391,405

Thailand Baht – 0.1%
Thailand Government Bonds
THB	6,350,000	2.650	06/17/28	192,344
	6,710,000	2.875	12/17/28	205,503
	3,240,000	3.350	06/17/33	105,265
	70,000	3.390	06/17/37	2,335
	7,490,000	3.450	06/17/43	250,520

				755,967

Total Romania New Leu – 0.0%
Romania Government Bonds
RON	1,375,000	6.700	02/25/32	288,479

United States Dollar – 1.2%
Chile Government International Bonds (c)
	$430,000	3.100	05/07/41	316,265
Export-Import Bank of Korea
	390,000	5.000	01/11/28	396,334
	330,000	5.125	01/11/33	335,957
Hungary Government International Bonds
	2,040,000	6.125	05/22/28	2,089,572
Korea Hydro & Nuclear Power Co. Ltd. (d)
	630,000	4.250	07/27/27	626,888
Mexico Government International Bonds (c)
	1,521,000	3.771	05/24/61	888,264
	360,000	3.750	04/19/71	202,860

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Panama Government International Bonds (c)
$200,000	6.875%		01/31/36	$192,500
Peru Government International Bonds (c)
10,000	2.780		12/01/60	5,435
100,000	3.230	(k)	07/28/21	53,750
Philippines Government International Bonds
470,000	3.700		03/01/41	378,115
Republic of Poland Government International Bonds (c)
600,000	5.125		09/18/34	592,296
650,000	5.500		03/18/54	608,920
Romania Government International Bonds
240,000	3.000	(d)	02/27/27	230,430
70,000	6.375		01/30/34	67,270
Saudi Government International Bonds
830,000	4.875		07/18/33	816,923
State of Israel
400,000	3.800		05/13/60	255,748
Uruguay Government International Bonds (c)
31,914	4.375		01/23/31	31,371
57,058	5.442		02/14/37	57,657

				8,146,555

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $168,825,328)				$153,560,470

Asset-Backed Securities(c) – 11.2%

Automotive – 1.9%
Bank of America Auto Trust Series 2023-2A, Class A2(d)
$258,562	5.850%		08/17/26	$258,907
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
900,000	4.700		09/15/27	899,663
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
425,000	4.670		08/15/28	425,105
Ford Credit Auto Lease Trust Series 2024-A, Class A2A
1,082,315	5.240		07/15/26	1,083,113
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
583,747	5.680		09/15/26	584,732
Ford Credit Auto Owner Trust Series 2024-1, Class A(d)(e)
1,625,000	4.870		08/15/36	1,644,353
GM Financial Consumer Automobile Receivables Trust Series 2023-4, Class A2A
347,193	5.890		11/16/26	347,891
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(d)
1,500,000	5.340		06/15/28	1,514,967
Hyundai Auto Lease Securitization Trust Series 2024-A, Class A2A(d)
1,340,107	5.150		06/15/26	1,341,847
Mercedes-Benz Auto Receivables Trust Series 2023-2, Class A2
40,825	5.920		11/16/26	40,893
Nissan Auto Lease Trust Series 2024-A, Class A2A
2,188,746	5.110		10/15/26	2,191,574
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
425,000	5.930		03/15/28	429,897
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
189,860	6.080		05/17/27	190,088

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Automotive – (continued)
Santander Drive Auto Receivables Trust Series 2024-1, Class A2
	$142,377	5.710%	02/16/27	$142,488
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	650,000	4.760	08/16/27	650,004
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	1,525,000	4.740	01/16/29	1,530,029

				13,275,551

Collateralized Loan Obligations(d) – 5.6%
1988 CLO 4 Ltd. Series 2024-4A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
	1,575,000	8.552	04/15/37	1,592,446
1988 CLO 5 Ltd. Series 2024-5A, Class A1(b) (3 mo. USD Term SOFR + 1.540%)
	1,275,000	5.842	07/15/37	1,278,431
AGL CLO 3 Ltd. Series 2020-3A, Class A1R(b) (3 mo. USD Term SOFR + 1.150%)
	2,100,000	5.473	04/15/38	2,085,888
Apex Credit CLO Ltd. Series 2024-2A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
	1,275,000	5.820	07/25/37	1,276,343
ARES European CLO XXI DAC Series 21A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
EUR	540,000	4.111	04/15/38	583,897
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.250%)
	$2,575,000	5.543	04/18/33	2,573,604
Carlyle U.S. CLO Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.050%)
	1,900,000	6.350	04/25/37	1,901,347
CQS U.S. CLO Ltd. Series 2021-1A, Class AR(b) (3 mo. USD Term SOFR + 1.200%)
	1,800,000	5.493	01/20/35	1,790,669
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b) (-1X 3 mo. EUR EURIBOR + 1.650%)
EUR	1,400,000	0.000	05/26/38	1,506,779
Generate CLO 20 Ltd. Series 2024-20A, Class A(b) (3 mo. USD Term SOFR + 1.300%)
	$1,900,000	5.589	01/25/38	1,896,200
Jamestown CLO XII Ltd. Series 2019-1A, Class A2BR(b) (3 mo. USD Term SOFR + 1.850%)
	1,650,000	6.143	04/20/32	1,649,931
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b) (1 mo. USD Term SOFR + 1.600%)
	393,123	5.944	05/25/54	395,641
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
	1,800,000	5.547	04/14/33	1,797,377
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.670%)
	1,225,000	5.972	07/15/37	1,228,165
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR(b) (3 mo. USD Term SOFR + 1.060%)
	740,000	5.377	10/14/36	739,380
Oaktree CLO Ltd. Series 2021-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.350%)
	5,000,000	5.652	01/15/38	5,024,845

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(d) – (continued)
OZLM XIV Ltd. Series 2015-14A, Class C1R3(b) (3 mo. USD Term SOFR + 3.400%)
	$1,700,000	7.687%	01/15/38	$1,675,107
Penta CLO DAC Series 2021-2A, Class BR(b) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,300,000	3.986	04/15/38	1,395,788
Pikes Peak CLO 5 Series 2020-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.400%)
	$1,875,000	5.693	10/20/37	1,876,562
Regatta XI Funding Ltd. Series 2018-1A, Class BR(b) (3 mo. USD Term SOFR + 1.750%)
	1,475,000	6.053	07/17/37	1,476,258
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A, Class A1(b) (3 mo. USD Term SOFR + 1.390%)
	1,025,000	5.704	01/30/38	1,023,949
Sound Point Euro CLO 14 Funding DAC Series 14A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.600%)
EUR	1,130,000	0.000	04/20/39	1,208,934
Storm King Park CLO Ltd. Series 2022-1A, Class BR(b) (3 mo. USD Term SOFR + 1.700%)
	$1,350,000	6.002	10/15/37	1,351,306
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	157,881	5.750	12/20/50	159,332
Venture 36 CLO Ltd. Series 2019-36A, Class D(b) (3 mo. USD Term SOFR + 4.412%)
	900,000	8.705	04/20/32	879,452
Voya CLO Ltd. Series 2019-1A, Class A1RR(b) (3 mo. USD Term SOFR + 1.370%)
	1,150,000	5.819	10/15/37	1,149,920

				39,517,551

Credit Card – 1.3%
American Express Credit Account Master Trust Series 2022-2, Class A
	1,975,000	3.390	05/15/27	1,972,040
Barclays Dryrock Issuance Trust Series 2023-1, Class A
	1,500,000	4.720	02/15/29	1,504,417
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
	2,600,000	5.249	08/15/28	2,607,324
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A
	2,000,000	3.490	05/15/27	1,997,276
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
	1,275,000	5.230	12/08/27	1,280,882

				9,361,939

Student Loan(b)(d) – 2.4%
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR (3 mo. USD Term SOFR + 1.272%)
	610,543	5.565	04/20/31	610,786
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A (3 mo. USD Term SOFR + 1.800%)
	1,650,000	6.097	07/24/36	1,653,843
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR (3 mo. USD Term SOFR + 1.420%)
	2,975,000	5.713	04/20/36	2,975,434

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Student Loan(b)(d) – (continued)
ECMC Group Student Loan Trust Series 2017-1A, Class A (1 mo. USD Term SOFR + 1.314%)
$1,987,065	5.654%	12/27/66	$1,997,791
Navient Student Loan Trust Series 2017-2A, Class A (1 mo. USD Term SOFR + 1.164%)
2,902,208	5.504	12/27/66	2,934,428
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR (3 mo. USD Term SOFR + 1.400%)
1,500,000	5.702	04/15/31	1,500,042
PHEAA Student Loan Trust Series 2016-1A, Class A (1 mo. USD Term SOFR + 1.264%)
667,595	5.604	09/25/65	670,035
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1 (3 mo. USD Term SOFR + 1.630%)
4,500,000	5.932	04/15/37	4,509,468

			16,851,827

TOTAL ASSET-BACKED SECURITIES (Cost $78,767,818)			$79,006,868

U.S. Treasury Obligations – 5.1%

U.S. Treasury Bills(h)
$28,334,600	0.000%	05/15/25	$28,187,992
U.S. Treasury Bonds
3,560,000	2.375	11/15/49	2,354,606
2,440,000	4.750	11/15/53	2,494,137
U.S. Treasury Inflation-Indexed Bonds
2,072,813	1.500	02/15/53	1,723,997
U.S. Treasury Notes
1,574,700	0.625	05/15/30	1,332,221

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,070,711)			$36,092,953

Shares	Description		Value

Exchange Traded Funds – 0.1%
3,755	Vanguard Intermediate- Term Corporate Bond ETF		$307,009
(Cost $306,202)

Shares	Dividend Rate		Value

Investment Company(l) – 1.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
13,507,177	4.259%		$13,507,177
(Cost $13,507,177)

TOTAL INVESTMENTS BEFORE SHORT-
TERM INVESTMENTS – 103.9%
(Cost $748,541,700)			$730,062,458

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(h) – 1.5%

Commercial Paper(h) – 1.5%
General Motors Financial Co., Inc.(d)
$2,096,000	0.000%	05/12/25	$2,084,644
Intesa Sanpaolo Funding LLC
8,798,000	0.000	06/23/25	8,700,817

TOTAL SHORT-TERM INVESTMENTS (Cost $10,787,826)			$10,785,461

TOTAL INVESTMENTS – 105.4% (Cost $759,329,526)			$740,847,919

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.4)%			(37,973,649)

NET ASSETS – 100.0%			$702,874,270

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(f)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $73,413,652 which represents approximately 10.6% of net assets as of March 31, 2025.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $9,321,511, which represents approximately 1.3% of the Fund’s net assets as of March 31, 2025.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Actual maturity date is September 20, 2117.

(j)	Actual maturity date is June 30, 2120.

(k)	Actual maturity date is July 28, 2121.

(l)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	8,037,046	USD	5,020,437	06/18/25	$4,784
	BRL	1,189,865	USD	207,160	04/02/25	1,255
	BRL	468,271	USD	79,218	06/18/25	1,482
	CAD	1,731,560	USD	1,202,168	04/08/25	1,564
	CAD	3,519,466	USD	2,452,601	06/18/25	2,681
	CHF	619,505	USD	705,487	06/18/25	1,325
	CNH	3,206,738	USD	443,363	06/18/25	368
	EUR	28,455,551	USD	29,935,082	04/09/25	848,486
	EUR	13,398,687	USD	14,263,711	06/18/25	288,586
	GBP	1,849,897	USD	2,359,269	06/18/25	30,160
	HUF	821,432,007	USD	2,135,356	06/18/25	60,689
	INR	168,538,500	USD	1,935,000	04/07/25	35,865
	INR	272,155,244	USD	3,125,496	06/18/25	40,278
	JPY	1,375,996,628	USD	8,953,316	04/03/25	223,640
	MXN	15,227,747	USD	718,552	06/18/25	17,794
	NOK	49,294,276	USD	4,488,537	06/18/25	196,807
	PLN	1,735,533	USD	436,141	06/18/25	10,630
	SEK	51,392,580	USD	4,844,892	06/18/25	291,806
	SGD	1,277,869	USD	951,549	06/18/25	3,481
	USD	6,948,683	AUD	11,020,022	06/18/25	58,335
	USD	333,986	BRL	1,895,870	04/02/25	1,907
	USD	7,389,684	CAD	10,612,413	04/08/25	12,229
	USD	844,922	CAD	1,203,574	06/17/25	5,314
	USD	5,727,586	CAD	8,191,046	06/18/25	13,271
	USD	351,440	CAD	496,700	09/17/25	3,438
	USD	3,371,318	CHF	2,934,268	06/18/25	23,525

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased			Currency Sold	Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	757,083	CHF	654,430	09/17/25	$2,611
	USD	1,427,606	CLP	1,329,947,855	06/18/25	27,802
	USD	9,195,121	CNH	66,179,432	06/18/25	37,574
	USD	465,914	CNH	3,336,989	09/17/25	1,230
	USD	215,289	COP	888,229,012	04/16/25	3,352
	USD	185,662	COP	774,378,155	06/18/25	2,451
	USD	12,199,670	EUR	11,145,554	06/18/25	94,502
	USD	281,553	EUR	255,240	09/17/25	2,894
	USD	284,732	GBP	220,451	09/17/25	60
	USD	3,251,262	HUF	1,198,084,455	06/18/25	48,263
	USD	3,509,583	IDR	58,363,551,868	06/11/25	18,271
	USD	1,250,403	ILS	4,451,082	05/06/25	52,283
	USD	1,046,530	ILS	3,783,022	06/18/25	27,226
	USD	940,224	INR	80,758,879	06/18/25	818
	USD	10,812,501	JPY	1,608,932,625	05/19/25	25,739
	USD	5,491,588	JPY	813,299,837	06/09/25	26,648
	USD	2,445,654	JPY	359,202,446	06/18/25	29,624
	USD	605,660	JPY	88,508,663	09/17/25	4,662
	USD	893,081	KRW	1,292,199,159	04/10/25	15,982
	USD	506,299	KRW	740,260,411	04/24/25	3,463
	USD	3,923,197	KRW	5,702,052,867	06/11/25	40,256
	USD	2,274,512	KRW	3,265,404,173	06/18/25	50,032
	USD	528,555	KRW	759,750,243	09/17/25	8,483
	USD	875,265	MXN	17,792,408	06/18/25	14,904
	USD	147,915	NOK	1,556,050	06/18/25	15
	USD	1,146,259	NZD	2,014,993	05/07/25	1,172
	USD	2,955,805	NZD	5,108,334	06/18/25	49,889
	USD	861,244	PLN	3,335,709	06/18/25	2,547
	USD	2,012,868	SGD	2,675,947	06/04/25	14,388
	USD	536,024	SGD	711,684	06/18/25	4,139
	USD	803,155	THB	27,025,762	06/18/25	2,070
	USD	723,032	TRY	29,922,540	06/18/25	8,030
	USD	812,646	TWD	26,764,504	04/07/25	7,638
	USD	841,265	TWD	27,584,237	04/14/25	11,142
	USD	958,000	TWD	31,556,520	04/21/25	7,808
	USD	1,130,467	TWD	37,232,328	06/18/25	4,739
	ZAR	3,009,666	USD	162,770	06/18/25	340

TOTAL						$2,832,747

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased			Currency Sold	Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,994,486	USD	1,262,200	06/18/25	$(15,133)
	AUD	1,107,211	USD	704,507	09/17/25	(11,703)
	BRL	2,187,076	USD	386,000	04/02/25	(2,914)
	CAD	7,974,301	USD	5,598,612	06/18/25	(35,505)
	CHF	5,607,208	USD	6,424,150	06/18/25	(26,719)
	CLP	385,740,897	USD	409,140	06/18/25	(3,138)
	CNH	41,705,634	USD	5,789,204	06/18/25	(18,206)
	CNH	11,405,108	USD	1,595,075	09/17/25	(6,884)
	COP	1,581,473,765	USD	382,788	04/16/25	(5,439)

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	CZK	193,203,382	USD	8,437,480	06/18/25	$(52,869)
	EUR	10,724,820	USD	11,667,391	04/09/25	(65,147)
	EUR	4,843,794	USD	5,294,651	06/18/25	(33,812)
	EUR	1,560,676	USD	1,708,901	09/17/25	(5,029)
	GBP	739,817	EUR	883,000	05/02/25	(851)
	GBP	1,087,884	USD	1,411,562	06/18/25	(6,391)
	ILS	1,342,772	USD	367,254	06/18/25	(5,455)
	INR	65,610,137	USD	763,284	06/18/25	(91)
	JPY	1,049,862,811	USD	7,033,812	04/03/25	(31,945)
	JPY	526,596,960	USD	3,604,555	06/18/25	(62,613)
	JPY	35,260,474	USD	240,474	09/17/25	(1,046)
	KRW	1,450,924,028	USD	999,530	04/10/25	(14,694)
	KRW	6,724,591,926	USD	4,647,155	06/18/25	(66,183)
	MXN	14,524,906	USD	708,658	06/16/25	(6,122)
	NOK	8,043,804	USD	766,000	06/18/25	(1,449)
	NZD	1,464,415	USD	852,531	06/17/25	(19,509)
	NZD	9,497,785	USD	5,431,520	06/18/25	(28,631)
	PLN	8,172,349	USD	2,111,702	06/18/25	(7,929)
	PLN	3,348,442	USD	861,244	09/17/25	(2,440)
	SEK	8,532,623	USD	853,446	06/18/25	(609)
	SGD	4,111,909	USD	3,087,487	06/18/25	(14,404)
	TRY	39,133,881	USD	987,461	06/18/25	(52,352)
	TWD	32,779,876	USD	997,562	04/07/25	(11,627)
	TWD	27,622,686	USD	832,882	04/14/25	(1,601)
	TWD	31,634,948	USD	955,000	05/02/25	(1,628)
	USD	257,168	BRL	1,479,600	04/02/25	(1,998)
	USD	207,160	BRL	1,196,504	05/05/25	(1,137)
	USD	1,231,309	CAD	1,770,118	06/18/25	(3,577)
	USD	427,952	CAD	613,956	09/17/25	(2,202)
	USD	3,021,843	CHF	2,679,365	06/18/25	(35,125)
	USD	2,675,618	CNH	19,395,424	06/18/25	(8,215)
	USD	6,676,394	CZK	158,894,843	06/18/25	(219,301)
	USD	131,867,122	EUR	127,719,438	04/09/25	(6,301,347)
	USD	6,490,445	EUR	6,101,129	06/18/25	(135,985)
	USD	408,861	EUR	375,496	09/19/25	(1,134)
	USD	17,394,941	GBP	13,481,577	06/04/25	(18,692)
	USD	861,243	GBP	669,275	06/17/25	(3,230)
	USD	3,731,071	GBP	2,900,527	06/18/25	(15,409)
	USD	855,456	GBP	664,248	09/17/25	(2,297)
	USD	1,948,967	INR	168,776,881	04/07/25	(24,686)
	USD	905,941	INR	79,666,081	06/18/25	(20,754)
	USD	851,807	INR	74,917,533	09/17/25	(14,955)
	USD	31,144,765	JPY	4,863,877,981	04/03/25	(1,293,975)
	USD	34,124,014	JPY	5,157,644,152	05/07/25	(406,391)
	USD	1,495,409	MXN	31,127,023	06/18/25	(9,755)
	USD	3,255,384	NOK	35,723,704	06/18/25	(140,101)
	USD	5,047,787	NZD	8,951,945	06/18/25	(44,597)
	USD	2,809,013	PLN	11,328,842	06/18/25	(107,323)
	USD	5,621,159	SEK	56,586,984	06/18/25	(34,724)
	USD	374,590	SEK	3,760,399	09/17/25	(3,080)
	USD	382,166	TRY	16,394,905	06/18/25	(9,593)
	USD	811,592	ZAR	14,993,494	06/18/25	(985)

TOTAL						$(9,480,636)

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At March 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	04/15/25	$(15,000,000)	$(14,393,286)
Government National Mortgage Association	3.000	TBA - 30yr	04/15/25	(2,000,000)	(1,771,471)
Government National Mortgage Association	4.000	TBA - 30yr	04/15/25	(2,000,000)	(1,872,528)
Government National Mortgage Association	5.000	TBA - 30yr	04/15/25	(2,000,000)	(1,967,523)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/15/25	(10,000,000)	(7,954,297)

(PROCEEDS RECEIVED: $(27,901,680))					$(27,959,105)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	144	06/26/25	$ 17,055,432	$(187,276)
10 Year U.S. Treasury Notes	431	06/18/25	47,935,281	276,165
2 Year German Euro-Schatz	97	06/06/25	11,218,089	115
20 Year U.S. Treasury Bonds	146	06/18/25	17,123,063	54,414
30 Year German Euro-Buxl	62	06/06/25	7,995,260	(366,354)
5 Year German Euro-Bund	169	06/06/25	23,542,349	(575,761)
5 Year U.S. Treasury Notes	1,477	06/30/25	159,746,781	366,991
Australian 10 Year Government Bonds	51	06/16/25	3,590,164	477
Australian 3 Year Government Bonds	130	06/16/25	8,651,344	14,316
Canada 10 Year Government Bonds	161	06/19/25	13,889,823	113,780
Euro BTP	16	06/06/25	2,033,189	(36,529)
Euro-Bobul	29	06/06/25	3,693,622	(29,835)
French 10 Year Government Bonds	12	06/06/25	1,591,976	(36,869)
ICE 3M Sonia Bonds	196	03/17/26	60,805,031	6,972
Japan 10 Year Government Bond	11	06/13/25	10,150,010	35,907
Ultra 10-Year U.S. Treasury Notes	61	06/18/25	6,961,625	44,371
Ultra Long U.S. Treasury Bonds	95	06/18/25	11,613,750	(52,888)

Total				$(372,004)

Short position contracts:
2 Year U.S. Treasury Notes	(1,081)	06/30/25	(223,952,798)	(338,669)

TOTAL FUTURES CONTRACTS				$(710,673)

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.271%	BofA Securities LLC	12/21/31	MYR1,540	$(5,825)	$ —	$(5,825)
3M KLIBOR	3.735	Citibank NA	07/14/32	1,950	4,859	—	4,859
3M KLIBOR	3.750	Citibank NA	12/21/32	3,450	8,827	(37,042)	45,869
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32	1,940	3,228	—	3,228

TOTAL					$11,089	$(37,042)	$48,131

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

8.750%(a)	Mexico Interbank TIIE 28 Days(a)	03/18/26	MXN	370,590		$ (96,497)	$ (25,963)	$ (70,534)
6.250(b)	6M MIBOR(b)	03/19/26	INR	1,861,290		(33,444)	10,398	(43,842)
1M BID Average(b)	13.750%(b)	01/04/27	BRL	55,670		(124,274)	(76,263)	(48,011)
12M SOFR(c)	3.851(c)	03/31/27		$214,440	(d)	726,115	352,664	373,451
12M SOFR(c)	3.851(c)	03/31/27		13,490	(d)	45,703	(7,880)	53,583
3.250(c)	12M SOFR(c)	06/18/27		3,470	(d)	24,818	27,885	(3,067)
3.500(c)	12M SOFR(c)	06/18/27		1,690	(d)	4,052	7,009	(2,957)
6M EURO(e)	2.500(c)	06/18/27	EUR	1,630	(d)	11,357	7,392	3,965
6M CDOR(e)	3.000(e)	06/18/27	CAD	5,680	(d)	54,330	44,447	9,883
6M NIBOR(e)	4.000(c)	06/18/27	NOK	215,000	(d)	(115,494)	(143,203)	27,709
1.750(c)	6M EURO(c)	06/18/27	EUR	5,420	(d)	21,942	15,644	6,298
3.750(c)	6M GBP(c)	06/18/27	GBP	710	(d)	4,031	4,218	(187)
3.500(c)	6M GBP(c)	06/18/27		2,420	(d)	28,336	28,653	(317)
0.500(c)	6M JYOR(c)	06/18/27	JPY	3,985,000	(d)	214,219	228,798	(14,579)
Mexico Interbank TIIE 28 Days(a)	8.250(a)	09/15/27	MXN	71,120	(d)	32,309	22,380	9,929
1M CNRR(f)	1.500(f)	09/17/27	CNY	289,660	(d)	(36,372)	(24,175)	(12,197)
6M THOR(f)	1.750(f)	09/17/27	THB	26,080	(d)	5,408	1,954	3,454
3M KWCDC(f)	2.500(f)	09/17/27	KRW	16,942,150	(d)	(1,843)	(13,198)	11,355
6M WIBOR(e)	4.750(c)	09/17/27	PLN	10,110	(d)	12,104	(1,428)	13,532
6M MIBOR(e)	6.000(e)	09/17/27	INR	610,730	(d)	28,614	18,766	9,848
6.25(c)	6M BUBOR(e)	09/17/27	HUF	747,170	(d)	11,095	68	11,027
5.500(e)	6M CLICP(e)	09/17/27	CLP	1,294,390	(d)	(15,631)	(12,007)	(3,624)
8.250(f)	6M CPIBR(f)	09/17/27	COP	13,054,810	(d)	4,133	(21,498)	25,631
3.500(c)	6M PRIBO(e)	09/17/27	CZK	98,210	(d)	(6,771)	1,082	(7,853)
3M JIBAR(f)	7.500(f)	09/17/27	ZAR	62,230	(d)	7,502	10,852	(3,350)
3M EURO(f)	2.143(b)	11/20/27	EUR	335,000	(d)	(333,981)	(63,884)	(270,097)
2.180(b)	6M EURO(e)	11/20/27		335,000	(d)	404,508	88,109	316,399
6M MIBOR(e)	6.000(e)	03/19/28	INR	1,426,470		65,426	(39,601)	105,027
6M EURO(e)	2.500(c)	05/14/28	EUR	11,171	(d)	47,562	(230,460)	278,022
3.500(c)	6M GBP(c)	06/18/28	GBP	480	(d)	7,964	8,290	(326)

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(e)	2.325%(c)	02/25/29	EUR	20,750	(d)	$(57,586)	$ (449,631)	$ 392,045
3.799%(c)	12M SOFR(c)	08/31/29		$204,330	(d)	(1,519,725)	(574,139)	(945,586)
1M BID
Average(b)	13.250(b)	01/02/30	BRL	3,250		(18,497)	(12,303)	(6,194)
6.000(e)	6M MIBOR(e)	03/19/30	INR	463,220		(20,425)	31,365	(51,790)
6M JYOR(c)	0.750(c)	06/18/30	JPY	3,491,000	(d)	(371,046)	(457,829)	86,783
3M STIBOR(f)	2.500(c)	06/18/30	SEK	85,300	(d)	(77,170)	(78,408)	1,238
6M GBP(c)	3.500(c)	06/18/30	GBP	10,140	(d)	(283,439)	(290,031)	6,592
6M NIBOR(e)	4.000(c)	06/18/30	NOK	72,540	(d)	(35,126)	(65,305)	30,179
1M CNRR(f)	1.500(f)	09/17/30	CNY	482,220	(d)	(242,912)	(319,270)	76,358
2.000(f)	6M THOR(f)	09/17/30	THB	68,650	(d)	(43,750)	(22,425)	(21,325)
6M CPIBR(f)	8.750(f)	09/17/30	COP	5,255,320	(d)	2,335	26,533	(24,198)
3.822(c)	12M SOFR(c)	01/31/32		$33,220	(d)	(302,827)	13,869	(316,696)
6M JYOR(c)	0.750(c)	06/18/32	JPY	305,000	(d)	(58,067)	(58,654)	587
1.295(c)	6M JYOR(c)	08/02/34		6,124,100	(d)	401,453	27,601	373,852
3.864(c)	12M SOFR(c)	11/15/34		$12,250	(d)	(124,485)	(11,235)	(113,250)
3.750(c)	6M PRIBO(e)	03/19/35	CZK	10,580		1,065	6,903	(5,838)
6M EURO(e)	3.000(c)	03/28/35	EUR	10,830	(d)	25,384	13,958	11,426
6M CHFOR(c)	0.750(c)	06/18/35	CHF	2,100	(d)	20,010	(32,071)	52,081
6M EURO(e)	2.500(c)	06/18/35	EUR	9,670	(d)	(156,641)	(152,394)	(4,247)
3M STIBOR(f)	2.750(c)	06/18/35	SEK	59,320	(d)	(105,710)	(98,928)	(6,782)
12M SOFR(c)	3.250(c)	06/18/35		$1,440	(d)	(59,881)	(64,373)	4,492
6M GBP(c)	3.500(c)	06/18/35	GBP	580	(d)	(40,568)	(39,741)	(827)
6M NIBOR(e)	4.000(c)	06/18/35	NOK	1,050	(d)	(766)	(661)	(105)
3M NZDOR(f)	4.250(e)	06/18/35	NZD	5,830	(d)	27,731	16,968	10,763
4.250(e)	6M AUDOR(e)	06/18/35	AUD	6,960	(d)	24,897	47,241	(22,344)
3.000(e)	6M CDOR(e)	06/18/35	CAD	4,970	(d)	(81,125)	(63,058)	(18,067)
1.000(c)	6M JYOR(c)	06/18/35	JPY	3,435,065	(d)	728,974	797,226	(68,252)
Mexico
Interbank TIIE
28 Days(a)	8.750(a)	09/05/35	MXN	17,690	(d)	21,278	14,733	6,545
3M KWCDC(f)	3.750(f)	09/17/35	KRW	4,360,900	(d)	293,807	263,020	30,787
6.75(c)	6M BUBOR(e)	09/17/35	HUF	103,280	(d)	5,944	6,168	(224)
5.750(e)	6M CLICP(e)	09/17/35	CLP	616,260	(d)	(17,369)	(16,702)	(667)
5.000(c)	6M WIBOR(e)	09/17/35	PLN	2,310	(d)	(8,762)	2,561	(11,323)
6M CPIBR(f)	9.250(f)	09/17/35	COP	2,022,340	(d)	266	16,484	(16,218)
3M JIBAR(f)	9.250(f)	09/17/35	ZAR	7,230	(d)	6,983	6,270	713
4.250(c)	6M GBP(c)	09/07/37	GBP	4,600	(d)	8,920	(45,499)	54,419
6M EURO(e)	3.000(c)	01/25/39	EUR	15,230	(d)	(48,542)	81,773	(130,315)
3.000(c)	6M EURO(e)	03/28/40		13,240	(d)	31,934	43,122	(11,188)
2.500(c)	6M EURO(e)	01/25/44		36,130	(d)	400,933	(62,794)	463,727
6M JYOR(c)	2.160(c)	08/02/44	JPY	7,757,620	(d)	(760,815)	(487,324)	(273,491)
6M EURO(e)	2.500(c)	06/18/45	EUR	2,430	(d)	(106,654)	(120,785)	14,131
6M EURO(e)	2.000(c)	01/25/49		21,250	(d)	(260,362)	10,995	(271,357)
2.000(c)	6M EURO(e)	05/17/53		3,981	(d)	199,994	(91,349)	291,343
2.500(c)	6M EURO(e)	11/10/53		6,537	(d)	4,562	(479,900)	484,462
6M EURO(c)	2.530(c)	03/19/56		4,200	(d)	(26,458)	(30,902)	4,444
2.610(c)	6M EURO(e)	03/19/56		4,200	(d)	28,487	26,998	1,489

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000%(c)	6M EURO(e)	06/18/75	EUR	1,630(d)	$230,316	$234,918	$ (4,602)

TOTAL					$(1,366,214)	$(2,217,956)	$ 851,742

(a)	Payments made monthly.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.
(e)	Payments made semi-annually.
(f)	Payments made quarterly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.568%	JPMorgan Securities, Inc.	12/15/56	$2,250	$(321,444)	$(280,923)	$(40,521)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
ICE CD ITXEB 43	(1.000)%	0.691%	06/20/30	EUR12,382	$(205,362)	$ (231,559)	$ 26,197
Next Group PLC, 3.625%, 5/18/28	(1.000)	0.610	06/20/30	939	(19,797)	(17,107)	(2,690)
Protection Sold:
CDX.NA.IG Index 42	1.000	0.502	06/20/29	$ 43,391	853,574	759,501	94,073
CDX.NA.IG Index 43	1.000	0.966	12/20/34	5,145	15,154	33,173	(18,019)
CDX.NA.IG Index 43	1.000	0.558	12/20/29	78,409	1,509,671	1,639,082	(129,411)
ICE CD ITXEB 43	1.000	0.636	06/20/30	EUR12,826	250,335	282,759	(32,424)
Republic of Chile, 3.240%, 02/06/28	1.000	0.613	06/20/30	$ 1,250	23,275	24,065	(790)
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.903	06/20/30	1,150	5,641	6,014	(373)

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Peru, 8.750%, 11/21/33	1.000%	0.962%	06/20/30	$1,740	$3,652	$9,919	$(6,267)

TOTAL					$2,436,143	$2,505,847	$(69,704)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	5,680,000	$ 5,680,000	$ 34,698	$ 71,878	$ (37,180)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	5,740,000	5,740,000	42,623	77,964	(35,341)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	5,740,000	5,740,000	48,560	86,276	(37,716)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	14,390,000	14,390,000	104,556	97,661	6,895
6M IRS	BNP Paribas SA	2.200	09/08/2025	9,940,000	9,940,000	43,904	34,941	8,963

Total purchased option contracts				41,490,000	$ 41,490,000	$ 274,341	$ 368,720	$ (94,379)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(1,670,000)	(1,670,000)	(21,038)	(71,743)	50,705
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(1,690,000)	(1,690,000)	(23,378)	(78,062)	54,684
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(1,690,000)	(1,690,000)	(33,315)	(86,344)	53,029
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(1,340,000)	(1,340,000)	(77,424)	(97,534)	20,110
6M IRS	BNP Paribas SA	2.463	09/08/2025	(930,000)	(930,000)	(25,338)	(35,041)	9,703
1M IRS	BofA Securities LLC	2.751	04/07/2025	(3,980,000)	(3,980,000)	(39,924)	(39,605)	(319)
1M IRS	Citibank NA	2.654	04/28/2025	(3,840,000)	(3,840,000)	(29,826)	(32,447)	2,621
1M IRS	JPMorgan Securities, Inc.	2.723	04/14/2025	(3,950,000)	(3,950,000)	(37,592)	(39,702)	2,110
1M IRS	JPMorgan Securities, Inc.	2.645	04/22/2025	(3,940,000)	(3,940,000)	(25,716)	(35,023)	9,307
1M IRS	MS & Co. Int. PLC	3.854	04/07/2025	(4,330,000)	(4,330,000)	(42,978)	(45,140)	2,162
1M IRS	MS & Co. Int. PLC	3.849	04/14/2025	(4,300,000)	(4,300,000)	(48,688)	(44,720)	(3,968)
1M IRS	MS & Co. Int. PLC	3.811	04/21/2025	(4,230,000)	(4,230,000)	(43,908)	(38,546)	(5,362)
1M IRS	MS & Co. Int. PLC	3.914	04/28/2025	(4,170,000)	(4,170,000)	(70,856)	(36,905)	(33,951)

				(40,060,000)	$(40,060,000)	$(519,981)	$(680,812)	$160,831

Puts
1M IRS	BofA Securities LLC	2.751	04/07/2025	(3,980,000)	(3,980,000)	(5,976)	(39,605)	33,629
1M IRS	Citibank NA	2.654	04/28/2025	(3,840,000)	(3,840,000)	(33,563)	(32,447)	(1,116)
1M IRS	JPMorgan Securities, Inc.	2.723	04/14/2025	(3,950,000)	(3,950,000)	(14,800)	(39,702)	24,902
1M IRS	JPMorgan Securities, Inc.	2.645	04/22/2025	(3,940,000)	(3,940,000)	(32,643)	(35,023)	2,380
1M IRS	MS & Co. Int. PLC	3.854	04/07/2025	(4,330,000)	(4,330,000)	(10,095)	(45,140)	35,045

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1M IRS	MS & Co. Int. PLC	3.849%	04/14/2025	(4,300,000)	$ (4,300,000)	$ (17,484)	$ (44,720)	$ 27,236
1M IRS	MS & Co. Int. PLC	3.811	04/21/2025	(4,230,000)	(4,230,000)	(26,233)	(38,546)	12,313
1M IRS	MS & Co. Int. PLC	3.914	04/28/2025	(4,170,000)	(4,170,000)	(17,448)	(36,904)	19,456

				(32,740,000)	$(32,740,000)	$(158,242)	$(312,087)	$153,845

Total written option contracts				(72,800,000)	$(72,800,000)	$(678,223)	$(992,899)	$314,676

TOTAL				(31,310,000)	$(31,310,000)	$(403,882)	$(624,179)	$220,297

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysia Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peru Nuevo Sol
PLN	—Polish Zloty
RON	—Romania New Leu
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
MTA	—Monthly Treasury Average
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement
STACR	—Structured Agency Credit Risk

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2Y IRS	—1 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS INCOME FUND

Schedule of Investments March 31, 2025

	Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 72.0%

Advertising(a)(b) – 0.2%
Clear Channel Outdoor Holdings, Inc.
	$309,000	7.875%	04/01/30	$303,191

Aerospace & Defense – 1.5%
Boeing Co. (a)
	858,000	6.298	05/01/29	898,978
	90,000	5.150	05/01/30	90,537
	25,000	3.250	02/01/35	20,544
	90,000	5.805	05/01/50	85,624
Bombardier, Inc. (a)(b)
	120,000	7.000	06/01/32	119,608
Howmet Aerospace, Inc.
	180,000	5.950	02/01/37	188,523
TransDigm, Inc. (a)
	465,000	4.625	01/15/29	442,089
	220,000	4.875	05/01/29	208,822

				2,054,725

Agriculture – 0.6%
BAT Capital Corp. (a)
	578,000	6.000	02/20/34	600,993
MHP Lux SA
	200,000	6.950	04/03/26	189,000

				789,993

Airlines(b) – 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	280,000	5.750	04/20/29	273,913
OneSky Flight LLC (a)
	250,000	8.875	12/15/29	254,800
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)
	265,000	7.875	05/01/27	260,216
	115,000	9.500	06/01/28	113,856

				902,785

Apparel(a)(b) – 0.3%
Champ Acquisition Corp.
	375,000	8.375	12/01/31	388,931

Automotive(a) – 1.6%
Clarios Global LP/Clarios U.S. Finance Co. (b)
	280,000	6.750	02/15/30	282,870
Dealer Tire LLC/DT Issuer LLC (b)
	443,000	8.000	02/01/28	431,721
Ford Motor Credit Co. LLC
	200,000	5.850	05/17/27	201,082
Forvia SE
EUR	100,000	2.375	06/15/29	96,616
General Motors Co.
	$84,000	6.125	10/01/25	84,385
General Motors Financial Co., Inc.
	365,000	5.650	01/17/29	370,687
Hyundai Capital America (b)
	370,000	6.200	09/21/30	387,534
Phinia, Inc. (b)
	105,000	6.750	04/15/29	106,401
	90,000	6.625	10/15/32	88,313
Schaeffler AG
EUR	100,000	4.750	08/14/29	107,780

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(a) – (continued)
ZF Europe Finance BV
EUR	100,000	6.125%		03/13/29	$109,106

					2,266,495

Banks – 13.0%
Banco do Brasil SA (a)(c) (10 yr. CMT + 4.398%)
	$200,000	8.748		10/15/25	203,188
Banco Mercantil del Norte SA (a)(c)
(10 yr. CMT + 4.299%)
	450,000	8.750	(b)	05/20/35	446,850
(10 yr. CMT + 5.353%)
	400,000	7.625		01/10/28	398,512
Banco Santander SA
	600,000	2.749		12/03/30	521,280
	400,000	6.921		08/08/33	424,280
Bank of America Corp. (a)(c)
(3 mo. USD Term SOFR + 1.252%)
	345,000	2.496		02/13/31	309,727
(3 mo. USD Term SOFR + 1.332%)
	285,000	3.970		03/05/29	279,964
(3 mo. USD Term SOFR + 1.572%)
	340,000	4.271		07/23/29	335,971
(5 yr. CMT + 3.231%)
	325,000	6.125		04/27/27	329,449
(Secured Overnight Financing Rate + 1.220%)
	415,000	2.651		03/11/32	365,358
(Secured Overnight Financing Rate + 1.530%)
	470,000	1.898		07/23/31	403,899
(Secured Overnight Financing Rate + 1.630%)
	150,000	5.202		04/25/29	152,352
(Secured Overnight Financing Rate + 2.150%)
	515,000	2.592		04/29/31	462,336
Bank of New York Mellon Corp. (a)(c)
(5 yr. CMT + 2.297%)
	125,000	6.300		03/20/30	127,829
(Secured Overnight Financing Rate + 1.755%)
	15,000	4.596		07/26/30	14,996
Barclays PLC (a)
	250,000	4.337		01/10/28	247,968
(5 yr. CMT + 5.431%)
	405,000	8.000	(c)	03/15/29	417,757
(Secured Overnight Financing Rate + 2.714%)
	225,000	2.852	(c)	05/07/26	224,534
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (a)(c) (5 yr. CMT + 2.650%)
	200,000	5.125		01/18/33	189,200
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 1.004%)
	200,000	1.323		01/13/27	194,730
Citigroup, Inc.
	635,000	4.125		07/25/28	624,643
(5 yr. CMT + 2.572%)
	330,000	6.750	(a)(c)	02/15/30	325,776
(5 yr. CMT + 3.417%)
	260,000	3.875	(a)(c)	02/18/26	254,563
(Secured Overnight Financing Rate + 1.422%)
	370,000	2.976	(a)(c)	11/05/30	340,633

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Citizens Financial Group, Inc. (a)(c) (5 yr. CMT + 5.313%)
$150,000	5.650%	10/06/25	$149,120
Commerzbank AG (a)(c) (1 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
200,000	7.500	10/09/30	199,874
Fifth Third Bancorp (a)(c) (Secured Overnight Financing Rate + 2.127%)
350,000	4.772	07/28/30	347,785
HSBC Holdings PLC (a)(c) (Secured Overnight Financing Rate + 1.538%)
200,000	1.645	04/18/26	199,712
JPMorgan Chase & Co. (a)(c)
(3 mo. USD Term SOFR + 1.207%)
285,000	3.509	01/23/29	276,880
(3 mo. USD Term SOFR + 2.515%)
335,000	2.956	05/13/31	304,220
(5 yr. CMT + 2.152%)
240,000	6.500	04/01/30	245,837
(Secured Overnight Financing Rate + 1.800%)
765,000	4.586	04/26/33	744,399
M&T Bank Corp. (a)(c)
(5 yr. CMT + 2.679%)
360,000	3.500	09/01/26	340,956
(Secured Overnight Financing Rate + 1.850%)
475,000	5.053	01/27/34	459,011
Macquarie Bank Ltd. (a)(b)(c) (5 yr. CMT + 1.700%)
635,000	3.052	03/03/36	555,549
Morgan Stanley (a)(c)
(3 mo. USD Term SOFR + 1.890%)
280,000	4.431	01/23/30	276,388
(Secured Overnight Financing Rate + 1.034%)
405,000	1.794	02/13/32	338,766
(Secured Overnight Financing Rate + 1.143%)
750,000	2.699	01/22/31	679,965
(Secured Overnight Financing Rate + 1.590%)
125,000	5.164	04/20/29	126,658
(Secured Overnight Financing Rate + 1.610%)
150,000	4.210	04/20/28	148,893
PNC Financial Services Group, Inc. (a)(c) (5 yr. CMT + 3.238%)
510,000	6.200	09/15/27	518,869
Royal Bank of Canada (a)(c) (5 yr. CMT + 2.887%)
485,000	7.500	05/02/84	496,606
State Street Corp. (a)(c)
(5 yr. CMT + 2.135%)
140,000	6.450	09/15/30	140,130
(5 yr. CMT + 2.613%)
245,000	6.700	03/15/29	250,618
Truist Financial Corp. (a)(c)
(10 yr. CMT + 4.349%)
561,000	5.100	03/01/30	545,685
(5 yr. CMT + 3.003%)
255,000	6.669	09/01/25	253,914
(Secured Overnight Financing Rate + 2.050%)
25,000	6.047	06/08/27	25,422
U.S. Bancorp (a)(c) (5 yr. CMT + 2.541%)
285,000	3.700	01/15/27	270,627

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
UBS Group AG (a)(b)(c)
(1 yr. CMT + 1.100%)
$435,000	2.746%		02/11/33	$371,995
(5 yr. CMT + 4.745%)
200,000	9.250		11/13/28	217,156
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.179%)
240,000	7.125		08/10/34	235,990
Walker & Dunlop, Inc. (a)(b)
115,000	6.625		04/01/33	114,724
Wells Fargo & Co. (a)
95,000	4.150		01/24/29	93,608
(5 yr. CMT + 2.767%)
210,000	6.850	(c)	09/15/29	217,818
(5 yr. CMT + 3.453%)
260,000	3.900	(c)	03/15/26	252,483
(5 yr. CMT + 3.606%)
400,000	7.625	(c)	09/15/28	428,208
(Secured Overnight Financing Rate + 2.100%)
390,000	4.897	(c)	07/25/33	384,411
Yapi ve Kredi Bankasi AS (a)(b)(c) (5 yr. CMT + 5.278%)
200,000	9.250		01/17/34	205,876

				18,013,948

Beverages(a) – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
390,000	4.700		02/01/36	376,100
Constellation Brands, Inc.
100,000	3.150		08/01/29	93,301
Keurig Dr. Pepper, Inc.
421,000	3.200		05/01/30	391,172

				860,573

Biotechnology(a) – 0.4%
Amgen, Inc.
115,000	5.250		03/02/30	117,627
375,000	5.250		03/02/33	380,381

				498,008

Building Materials(a) – 1.1%
Carrier Global Corp.
410,000	2.722		02/15/30	374,818
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
270,000	4.900		12/01/32	267,171
Quikrete Holdings, Inc. (b)
175,000	6.375		03/01/32	175,931
195,000	6.750		03/01/33	194,335
Standard Building Solutions, Inc. (b)
265,000	6.500		08/15/32	265,111
Standard Industries, Inc. (b)
230,000	4.375		07/15/30	212,152

				1,489,518

Chemicals(a) – 1.8%
Avient Corp. (b)
180,000	7.125		08/01/30	183,859

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2025

	Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(a) – (continued)
Axalta Coating Systems LLC (b)
	$325,000	3.375%	02/15/29	$ 297,739
Celanese U.S. Holdings LLC
	60,000	6.500	04/15/30	59,578
	85,000	6.750	04/15/33	82,539
Chemours Co. (b)
	315,000	4.625	11/15/29	269,410
	50,000	8.000	01/15/33	46,732
Ingevity Corp. (b)
	190,000	3.875	11/01/28	177,384
International Flavors & Fragrances, Inc. (b)
	540,000	2.300	11/01/30	466,706
Methanex U.S. Operations, Inc. (b)
	125,000	6.250	03/15/32	121,802
Minerals Technologies, Inc. (b)
	325,000	5.000	07/01/28	312,955
Olympus Water U.S. Holding Corp. (b)
	245,000	7.250	06/15/31	241,090
WR Grace Holdings LLC (b)
	230,000	5.625	08/15/29	197,929

				2,457,723

Commercial Services – 2.3%
Adani Ports & Special Economic Zone Ltd. (a)
	350,000	4.000	07/30/27	328,125
Alarm.com Holdings, Inc. (d)
	15,000	0.000	01/15/26	14,333
APi Group DE, Inc. (a)(b)
	365,000	4.125	07/15/29	338,340
	50,000	4.750	10/15/29	47,136
Belron U.K. Finance PLC (a)(b)
	205,000	5.750	10/15/29	203,581
CoStar Group, Inc. (a)(b)
	75,000	2.800	07/15/30	66,968
Garda World Security Corp. (a)(b)
	75,000	7.750	02/15/28	76,817
	95,000	8.250	08/01/32	92,826
	100,000	8.375	11/15/32	98,509
GXO Logistics, Inc. (a)
	471,000	2.650	07/15/31	403,708
Hertz Corp. (a)(b)
	107,000	12.625	07/15/29	96,575
Quanta Services, Inc. (a)
	61,000	2.900	10/01/30	54,935
Verisure Midholding AB (a)
EUR	380,000	5.250	02/15/29	411,091
Veritiv Operating Co. (a)(b)
	$10,000	10.500	11/30/30	10,629
VT Topco, Inc. (a)(b)
	411,000	8.500	08/15/30	430,938
Wand NewCo 3, Inc. (a)(b)
	437,000	7.625	01/30/32	447,431

				3,121,942

Computers(a) – 1.8%
Ahead DB Holdings LLC (b)
	458,000	6.625	05/01/28	447,965

	Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Computers(a) – (continued)
Atos SE (e)
EUR	200,000	9.000%	12/18/29	$ 231,939
Crowdstrike Holdings, Inc.
	$505,000	3.000	02/15/29	464,757
Dell International LLC/EMC Corp.
	71,000	6.020	06/15/26	71,914
	270,000	5.300	10/01/29	274,809
Diebold Nixdorf, Inc. (b)
	240,000	7.750	03/31/30	249,391
KBR, Inc. (b)
	110,000	4.750	09/30/28	104,647
McAfee Corp. (b)
	420,000	7.375	02/15/30	372,137
Virtusa Corp. (b)
	254,000	7.125	12/15/28	239,202

				2,456,761

Cosmetics & Personal Care(a) – 0.1%
Perrigo Finance Unlimited Co.
	85,000	6.125	09/30/32	83,691

Distribution & Wholesale(a)(b) – 0.1%
BCPE Empire Holdings, Inc.
	195,000	7.625	05/01/27	191,896

Diversified Financial Services(a) – 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	175,000	6.500	07/15/25	175,714
AG Issuer LLC (b)
	350,000	6.250	03/01/28	344,271
AG TTMT Escrow Issuer LLC (b)
	45,000	8.625	09/30/27	46,128
Air Lease Corp.
	245,000	3.750	06/01/26	242,339
Ally Financial, Inc. (c) (7 yr. CMT + 3.481%)
	295,000	4.700	05/15/28	253,921
Aviation Capital Group LLC (b)
	75,000	1.950	01/30/26	73,245
Avolon Holdings Funding Ltd. (b)
	50,000	4.250	04/15/26	49,701
Charles Schwab Corp. (c)
(5 yr. CMT + 3.256%)
	265,000	5.000	06/01/27	262,143
(5 yr. CMT + 4.971%)
	245,000	5.375	06/01/25	244,495
Credit Acceptance Corp. (b)
	175,000	6.625	03/15/30	172,638
Discover Financial Services (c) (3 mo. USD Term SOFR + 3.338%)
	290,000	5.500	10/30/27	278,333
Focus Financial Partners LLC (b)
	381,000	6.750	09/15/31	375,674
Freedom Mortgage Holdings LLC (b)
	340,000	9.250	02/01/29	345,144
Jane Street Group/JSG Finance, Inc. (b)
	250,000	6.125	11/01/32	246,128
Midcap Financial Issuer Trust (b)
	663,000	6.500	05/01/28	636,447

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(a) – (continued)
Nationstar Mortgage Holdings, Inc. (b)
$200,000	5.500%	08/15/28	$198,284
Navient Corp.
300,000	5.500	03/15/29	283,911
205,000	9.375	07/25/30	218,507
OneMain Finance Corp.
250,000	4.000	09/15/30	220,648
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (b)
160,000	6.375	02/01/27	159,070
SLM Corp.
105,000	6.500	01/31/30	107,695
StoneX Group, Inc. (b)
130,000	7.875	03/01/31	135,922
United Wholesale Mortgage LLC (b)
265,000	5.500	11/15/25	264,261
210,000	5.500	04/15/29	202,396
VFH Parent LLC/Valor Co-Issuer, Inc. (b)
125,000	7.500	06/15/31	128,141

			5,665,156

Electrical(a) – 1.9%
AES Panama Generation Holdings SRL
379,267	4.375	05/31/30	338,638
American Electric Power Co., Inc.
325,000	2.300	03/01/30	288,454
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (b)
265,000	6.375	02/15/32	256,568
Lightning Power LLC (b)
195,000	7.250	08/15/32	200,990
NextEra Energy Capital Holdings, Inc. (c)
(5 yr. CMT + 1.979%)
180,000	6.500	08/15/55	182,149
(5 yr. CMT + 2.053%)
125,000	6.375	08/15/55	125,645
NRG Energy, Inc. (b)
305,000	5.750	07/15/29	300,144
Pacific Gas & Electric Co.
25,000	2.100	08/01/27	23,441
355,000	2.500	02/01/31	305,243
Pike Corp. (b)
445,000	5.500	09/01/28	430,729
Vistra Operations Co. LLC (b)
60,000	4.300	07/15/29	58,033
XPLR Infrastructure Operating Partners LP (b)
165,000	7.250	01/15/29	162,639

			2,672,673

Electronics(a)(b) – 0.3%
Imola Merger Corp.
375,000	4.750	05/15/29	356,171

Engineering & Construction(a) – 1.1%
Aeropuerto Internacional de Tocumen SA (b)
210,000	4.000	08/11/41	156,660
Arcosa, Inc. (b)
190,000	4.375	04/15/29	177,870
60,000	6.875	08/15/32	60,866

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(a) – (continued)
Global Infrastructure Solutions, Inc. (b)
$280,000	5.625%		06/01/29	$269,758
85,000	7.500		04/15/32	84,104
IHS Holding Ltd. (b)
460,000	8.250		11/29/31	456,113
Mexico City Airport Trust
400,000	5.500		10/31/46	327,200

				1,532,571

Entertainment(a)(b) – 1.1%
AMC Entertainment Holdings, Inc.
158,000	7.500		02/15/29	119,990
Caesars Entertainment, Inc.
436,000	4.625		10/15/29	400,553
130,000	6.000		10/15/32	121,407
Cinemark USA, Inc.
311,000	5.250		07/15/28	301,931
85,000	7.000		08/01/32	85,848
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
262,000	6.625		02/01/33	257,826
SeaWorld Parks & Entertainment, Inc.
290,000	5.250		08/15/29	275,135

				1,562,690

Environmental(a)(b) – 0.8%
GFL Environmental, Inc.
340,000	4.000		08/01/28	323,187
Madison IAQ LLC
265,000	4.125		06/30/28	250,020
Waste Pro USA, Inc.
480,000	7.000		02/01/33	483,134

				1,056,341

Food & Drug Retailing – 2.3%
Chobani Holdco II LLC (a)(b)(f) (PIK 9.500%, Cash 8.750%)
40,000	8.750		10/01/29	43,688
Fiesta Purchaser, Inc. (a)(b)
183,000	9.625		09/15/32	188,327
J.M. Smucker Co. (a)
626,000	6.200		11/15/33	666,446
Kraft Heinz Foods Co.
155,000	6.875		01/26/39	172,131
351,000	5.500	(a)	06/01/50	331,196
Mars, Inc. (a)(b)
325,000	4.800		03/01/30	326,986
300,000	5.000		03/01/32	301,353
400,000	5.200		03/01/35	402,016
Post Holdings, Inc. (a)(b)
363,000	6.375		03/01/33	358,226
U.S. Foods, Inc. (a)(b)
205,000	4.625		06/01/30	194,600
United Natural Foods, Inc. (a)(b)
180,000	6.750		10/15/28	177,835

				3,162,804

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
105,000	6.300		02/15/30	109,159

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2025

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(a) – 1.7%
CAB SELAS
EUR	150,000	3.375	%(b)	02/01/28	$151,960
	100,000	3.375		02/01/28	101,307
DaVita, Inc. (b)
	$305,000	3.750		02/15/31	265,130
LifePoint Health, Inc. (b)
	210,000	5.375		01/15/29	184,336
	140,000	11.000		10/15/30	152,433
Medline Borrower LP (b)
	400,000	3.875		04/01/29	373,784
	275,000	5.250		10/01/29	263,915
Molina Healthcare, Inc. (b)
	235,000	6.250		01/15/33	231,560
Prime Healthcare Services, Inc. (b)
	150,000	9.375		09/01/29	142,026
Select Medical Corp. (b)
	325,000	6.250		12/01/32	316,908
Tenet Healthcare Corp.
	155,000	6.125		06/15/30	154,515

					2,337,874

Home Builders(a) – 0.4%
KB Home
	185,000	7.250		07/15/30	189,779
LGI Homes, Inc. (b)
	435,000	4.000		07/15/29	382,917

					572,696

Household Products(a)(b) – 0.1%
Kronos Acquisition Holdings, Inc.
	120,000	8.250		06/30/31	106,501

Housewares(a) – 0.2%
Newell Brands, Inc.
	45,000	6.375		05/15/30	43,861
	75,000	6.625		05/15/32	73,045
Scotts Miracle-Gro Co.
	250,000	4.000		04/01/31	219,097

					336,003

Insurance(a) – 2.8%
Acrisure LLC/Acrisure Finance, Inc. (b)
	70,000	8.250		02/01/29	71,898
	200,000	4.250		02/15/29	187,094
	445,000	6.000		08/01/29	426,613
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (b)
	345,000	6.750		10/15/27	343,934
	85,000	7.375		10/01/32	85,485
American International Group, Inc.
	305,000	3.400		06/30/30	285,254
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (b)
	310,000	7.875		11/01/29	305,455
Ardonagh Group Finance Ltd. (b)
	740,000	8.875		02/15/32	754,918
AssuredPartners, Inc. (b)
	110,000	5.625		01/15/29	109,758

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance(a) – (continued)
BroadStreet Partners, Inc. (b)
	$510,000	5.875%		04/15/29	$488,947
Equitable Holdings, Inc.
	60,000	4.350		04/20/28	59,465
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (b)
	340,000	8.125		02/15/32	343,570
HUB International Ltd. (b)
	115,000	7.375		01/31/32	117,125
MetLife, Inc. (c) (5 yr. CMT + 2.078%)
	80,000	6.350		03/15/55	80,182
Ryan Specialty LLC (b)
	135,000	5.875		08/01/32	133,348
USI, Inc. (b)
	90,000	7.500		01/15/32	92,007

					3,885,053

Internet(a) – 1.1%
ANGI Group LLC (b)
	194,000	3.875		08/15/28	176,173
Expedia Group, Inc.
	72,000	4.625		08/01/27	71,949
	326,000	2.950		03/15/31	291,953
Gen Digital, Inc. (b)
	125,000	6.250		04/01/33	124,609
Match Group Holdings II LLC (b)
	145,000	5.625		02/15/29	142,033
	110,000	3.625		10/01/31	94,770
Meta Platforms, Inc.
	80,000	5.750		05/15/63	81,290
Prosus NV (b)
EUR	120,000	2.031		08/03/32	111,296
Snap, Inc. (b)
	$80,000	6.875		03/01/33	80,026
United Group BV
EUR	175,000	4.625	(b)	08/15/28	184,712
(3 mo. EUR EURIBOR + 4.250%)
	110,000	6.806	(c)	02/15/31	118,794

					1,477,605

Investment Companies(a)(b) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$145,000	10.000		11/15/29	144,024
JAB Holdings BV
	250,000	2.200		11/23/30	212,393

					356,417

Iron/Steel(a) – 0.3%
Cleveland-Cliffs, Inc. (b)
	120,000	6.875		11/01/29	117,515
	95,000	7.500		09/15/31	92,771
Metinvest BV
	200,000	8.500		04/23/26	182,000

					392,286

Leisure Time(a)(b) – 0.9%
Carnival Corp.
	60,000	7.000		08/15/29	62,695

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Leisure Time(a)(b) – (continued)
	$240,000	5.750%		03/15/30	$ 239,018
	200,000	6.125		02/15/33	197,050
MajorDrive Holdings IV LLC
	315,000	6.375		06/01/29	241,658
NCL Corp. Ltd.
	210,000	6.750		02/01/32	207,610
Royal Caribbean Cruises Ltd.
	250,000	5.625		09/30/31	245,595
	65,000	6.250		03/15/32	65,617
TUI Cruises GmbH
EUR	44,217	6.500		05/15/26	47,926

					1,307,169

Lodging(a) – 0.8%
Genting New York LLC/GENNY Capital, Inc. (b)
	$435,000	7.250		10/01/29	443,939
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (b)
	350,000	5.000		06/01/29	327,208
Marriott International, Inc.
	75,000	5.000		10/15/27	75,950
	185,000	4.900		04/15/29	186,003
	58,000	4.875		05/15/29	58,272

					1,091,372

Machinery - Construction & Mining(a)(b) – 0.2%
Terex Corp.
	105,000	6.250		10/15/32	101,982
Vertiv Group Corp.
	255,000	4.125		11/15/28	242,753

					344,735

Machinery-Diversified(a) – 0.6%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (b)
	225,000	9.000		02/15/29	225,459
Otis Worldwide Corp.
	245,000	2.565		02/15/30	221,911
TK Elevator Holdco GmbH (b)
	428,000	7.625		07/15/28	428,642

					876,012

Media – 2.5%
AMC Networks, Inc. (a)(b)
	80,000	10.250		01/15/29	82,917
CCO Holdings LLC/CCO Holdings Capital Corp. (a)(b)
	520,000	4.750		03/01/30	481,868
	575,000	4.750		02/01/32	510,542
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
	170,000	3.750		02/15/28	164,676
CSC Holdings LLC (a)(b)
	200,000	5.750		01/15/30	106,034
	210,000	3.375		02/15/31	149,959
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a)(b)
	470,000	5.875		08/15/27	455,618
DISH DBS Corp.
	110,000	5.250	(a)(b)	12/01/26	101,057

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
$14,000	5.750	%(a)(b)	12/01/28	$ 11,821
7,000	5.125		06/01/29	4,551
DISH Network Corp. (a)(b)
170,000	11.750		11/15/27	179,117
GCI LLC (a)(b)
440,000	4.750		10/15/28	406,239
iHeartCommunications, Inc. (a)(b)
232,000	10.875		05/01/30	115,369
Sinclair Television Group, Inc. (a)(b)
170,000	5.125		02/15/27	160,223
Sirius XM Radio LLC (a)(b)
635,000	3.875		09/01/31	544,532

				3,474,523

Mining(a)(b) – 0.1%
Novelis, Inc.
70,000	6.875		01/30/30	70,820

Miscellaneous Manufacturing – 0.4%
Amsted Industries, Inc. (a)(b)
50,000	6.375		03/15/33	49,695
Axon Enterprise, Inc. (a)(b)
80,000	6.125		03/15/30	80,819
80,000	6.250		03/15/33	80,992
General Electric Co.
95,000	5.875		01/14/38	100,356
Hillenbrand, Inc. (a)
84,000	6.250		02/15/29	84,289
235,000	3.750		03/01/31	205,505

				601,656

Oil Field Services – 4.2%
Aethon United BR LP/Aethon United Finance Corp. (a)(b)
95,000	7.500		10/01/29	96,665
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
170,000	6.625		09/01/32	170,692
Aris Water Holdings LLC (a)(b)
160,000	7.250		04/01/30	161,792
Cenovus Energy, Inc.
11,000	6.750		11/15/39	11,857
Chord Energy Corp. (a)(b)
195,000	6.750		03/15/33	194,144
Civitas Resources, Inc. (a)(b)
55,000	8.375		07/01/28	56,818
CNX Resources Corp. (a)(b)
175,000	7.250		03/01/32	178,019
Crescent Energy Finance LLC (a)(b)
305,000	7.375		01/15/33	294,325
Ecopetrol SA (a)
240,000	6.875		04/29/30	237,312
Expand Energy Corp. (a)
180,000	4.750		02/01/32	170,471
Kodiak Gas Services LLC (a)(b)
148,000	7.250		02/15/29	151,021
Marathon Petroleum Corp. (a)
50,000	3.800		04/01/28	48,857
Matador Resources Co. (a)(b)
230,000	6.875		04/15/28	232,509

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
$110,000	6.500%	04/15/32	$ 109,132
191,000	6.250	04/15/33	186,632
MEG Energy Corp. (a)(b)
215,000	5.875	02/01/29	211,379
Murphy Oil Corp. (a)
142,000	6.000	10/01/32	136,466
Noble Finance II LLC (a)(b)
350,000	8.000	04/15/30	349,727
Occidental Petroleum Corp. (a)
200,000	5.550	03/15/26	200,796
Permian Resources Operating LLC (a)(b)
83,000	5.875	07/01/29	81,982
79,000	7.000	01/15/32	80,899
115,000	6.250	02/01/33	114,631
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. (a)(b)
431,000	7.875	11/01/28	443,784
SM Energy Co. (a)(b)
90,000	6.750	08/01/29	88,750
140,000	7.000	08/01/32	137,789
Sunoco LP (a)(b)
190,000	7.000	05/01/29	194,509
145,000	7.250	05/01/32	149,786
35,000	6.250	07/01/33	34,999
TechnipFMC PLC (a)(b)
375,000	6.500	02/01/26	375,030
Transocean Poseidon Ltd. (a)(b)
57,750	6.875	02/01/27	57,431
Transocean Titan Financing Ltd. (a)(b)
63,333	8.375	02/01/28	64,724
Transocean, Inc. (a)(b)
100,000	8.250	05/15/29	97,652
24,800	8.750	02/15/30	25,751
105,000	8.500	05/15/31	102,108
USA Compression Partners LP/USA Compression Finance Corp. (a)(b)
165,000	7.125	03/15/29	167,836
Wildfire Intermediate Holdings LLC (a)(b)
95,000	7.500	10/15/29	92,631
YPF SA (a)(b)
330,000	8.250	01/17/34	327,690

			5,836,596

Packaging(a)(b) – 0.6%
ARD Finance SA (f) (PIK 7.250%, Cash 6.500%)
419,681	6.500	06/30/27	26,444
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
200,000	5.250	08/15/27	91,602
Efesto Bidco SpA Efesto U.S. LLC
290,000	7.500	02/15/32	284,705
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
350,000	6.000	09/15/28	340,991
LABL, Inc.
180,000	8.625	10/01/31	133,873

			877,615

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals – 0.8%
1261229 BC Ltd. (a)(b)
$200,000	10.000%	04/15/32	$ 198,970
AdaptHealth LLC (a)(b)
220,000	6.125	08/01/28	215,690
95,000	4.625	08/01/29	86,461
65,000	5.125	03/01/30	59,342
Bausch Health Cos., Inc. (a)(b)
60,000	5.000	01/30/28	43,873
Opal Bidco SAS
485,000	0.000	03/31/32	485,000

			1,089,336

Pipelines(a) – 5.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
155,000	6.625	02/01/32	157,643
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
55,000	7.000	07/15/29	56,179
55,000	7.250	07/15/32	56,970
Buckeye Partners LP (b)
185,000	6.875	07/01/29	188,023
85,000	6.750	02/01/30	86,148
Cheniere Energy Partners LP
40,000	5.950	06/30/33	41,096
CNX Midstream Partners LP (b)
145,000	4.750	04/15/30	135,298
Columbia Pipelines Operating Co. LLC (b)
345,000	6.036	11/15/33	356,323
CQP Holdco LP/BIP-V Chinook Holdco LLC (b)
685,000	5.500	06/15/31	656,806
Delek Logistics Partners LP/Delek Logistics Finance Corp. (b)
140,000	8.625	03/15/29	144,978
Energy Transfer LP
385,000	5.250	04/15/29	389,712
Genesis Energy LP/Genesis Energy Finance Corp.
129,000	7.750	02/01/28	130,299
220,000	7.875	05/15/32	221,560
Global Partners LP/GLP Finance Corp.
440,000	6.875	01/15/29	438,825
Howard Midstream Energy Partners LLC (b)
120,000	8.875	07/15/28	125,123
115,000	7.375	07/15/32	117,801
Kinetik Holdings LP (b)
70,000	6.625	12/15/28	71,086
265,000	5.875	06/15/30	262,358
MPLX LP
105,000	4.000	03/15/28	103,084
365,000	2.650	08/15/30	325,149
NuStar Logistics LP
285,000	6.375	10/01/30	287,710
ONEOK, Inc.
275,000	6.350	01/15/31	292,006
Plains All American Pipeline LP/PAA Finance Corp.
400,000	3.800	09/15/30	376,276
Prairie Acquiror LP (b)
255,000	9.000	08/01/29	259,656
Rockies Express Pipeline LLC (b)
150,000	6.750	03/15/33	152,871

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(a) – (continued)
Summit Midstream Holdings LLC (b)
$405,000	8.625%	10/31/29	$ 413,861
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
140,000	7.375	02/15/29	140,563
75,000	6.000	12/31/30	71,349
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
395,000	4.875	02/01/31	386,843
197,000	4.000	01/15/32	181,802
TransMontaigne Partners LLC (b)
460,000	8.500	06/15/30	463,717
Venture Global LNG, Inc. (b)
315,000	8.125	06/01/28	321,738
30,000	9.500	02/01/29	32,167
150,000	7.000	01/15/30	147,810

			7,592,830

Real Estate(a)(b) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
160,000	5.750	01/15/29	130,656

Real Estate Investment Trust(a) – 1.2%
Agree LP
25,000	2.900	10/01/30	22,580
Iron Mountain Information Management Services, Inc. (b)
318,000	5.000	07/15/32	293,463
MPT Operating Partnership LP/MPT Finance Corp. (b)
10,000	8.500	02/15/32	10,191
Prologis LP
25,000	1.750	07/01/30	21,472
Realty Income Corp.
60,000	4.000	07/15/29	58,409
355,000	2.850	12/15/32	305,527
Regency Centers LP
60,000	2.950	09/15/29	55,861
Starwood Property Trust, Inc. (b)
215,000	6.500	07/01/30	215,144
Trust Fibra Uno
200,000	4.869	01/15/30	186,625
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
200,000	4.750	04/15/28	191,186
WP Carey, Inc.
60,000	3.850	07/15/29	57,683
25,000	2.400	02/01/31	21,678
XHR LP (b)
277,000	4.875	06/01/29	259,405

			1,699,224

Retailing(a) – 1.6%
Asbury Automotive Group, Inc. (b)
220,000	4.625	11/15/29	206,087
55,000	5.000	02/15/32	49,817
Cougar JV Subsidiary LLC (b)
90,000	8.000	05/15/32	92,933
Foundation Building Materials, Inc. (b)
270,000	6.000	03/01/29	220,528

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – (continued)
Group 1 Automotive, Inc. (b)
	$110,000	4.000%	08/15/28	$ 103,478
	45,000	6.375	01/15/30	45,149
GYP Holdings III Corp. (b)
	180,000	4.625	05/01/29	168,404
Ken Garff Automotive LLC (b)
	290,000	4.875	09/15/28	276,399
LCM Investments Holdings II LLC (b)
	410,000	4.875	05/01/29	384,523
Penske Automotive Group, Inc.
	290,000	3.750	06/15/29	265,570
Sonic Automotive, Inc. (b)
	185,000	4.625	11/15/29	170,135
	75,000	4.875	11/15/31	67,124
Tractor Supply Co.
	75,000	1.750	11/01/30	63,708
Yum! Brands, Inc. (b)
	135,000	4.750	01/15/30	130,397

				2,244,252

Semiconductors(a) – 1.2%
Broadcom, Inc. (b)
	372,000	3.469	04/15/34	327,460
	594,000	3.137	11/15/35	492,474
	645,000	3.187	11/15/36	529,223
NXP BV/NXP Funding LLC/NXP USA, Inc.
	360,000	3.400	05/01/30	335,617

				1,684,774

Software(a) – 3.3%
AthenaHealth Group, Inc. (b)
	421,000	6.500	02/15/30	395,588
Castle U.S. Holding Corp. (b)
	362,000	9.500	02/15/28	160,764
Clarivate Science Holdings Corp. (b)
	365,000	3.875	07/01/28	338,523
	310,000	4.875	07/01/29	276,616
Cloud Software Group, Inc. (b)
	297,000	8.250	06/30/32	301,817
Elastic NV (b)
	245,000	4.125	07/15/29	228,725
MSCI, Inc. (b)
	748,000	3.875	02/15/31	695,692
Oracle Corp.
	850,000	2.950	04/01/30	780,691
	415,000	2.875	03/25/31	371,641
	580,000	6.250	11/09/32	617,770
TeamSystem SpA (b)
EUR	435,000	3.500	02/15/28	460,563

				4,628,390

Telecommunication Services – 2.5%
AT&T, Inc. (a)
	$365,000	2.750	06/01/31	324,430
	482,000	2.550	12/01/33	395,317
	135,000	4.900	08/15/37	128,528
	315,000	5.150	11/15/46	288,937
	395,000	3.650	06/01/51	279,589

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
$420,000	3.500%		09/15/53	$286,322
CommScope LLC (a)(b)
63,000	8.250		03/01/27	59,564
133,000	9.500		12/15/31	136,820
EchoStar Corp. (a)
220,000	10.750		11/30/29	231,253
(PIK 6.750%, Cash 6.750%)
95,000	6.750	(f)	11/30/30	86,235
Frontier Communications Holdings LLC (a)(b)
125,000	5.000		05/01/28	123,483
Hughes Satellite Systems Corp.
85,000	6.625		08/01/26	70,046
Sprint Capital Corp.
325,000	8.750		03/15/32	390,874
T-Mobile USA, Inc. (a)
190,000	2.050		02/15/28	177,470
402,000	3.875		04/15/30	385,253
Windstream Services LLC/Windstream Escrow Finance Corp. (a)(b)
90,000	8.250		10/01/31	91,700

				3,455,821

Transportation – 0.8%
Cargo Aircraft Management, Inc. (a)(b)
120,000	4.750		02/01/28	119,852
MV24 Capital BV
451,260	6.748		06/01/34	435,087
Rand Parent LLC (a)(b)
240,000	8.500		02/15/30	237,345
RXO, Inc. (a)(b)
170,000	7.500		11/15/27	174,835
XPO, Inc. (a)(b)
110,000	7.125		02/01/32	112,834

				1,079,953

TOTAL CORPORATE OBLIGATIONS (Cost $98,931,527)				$99,547,914

Mortgage-Backed Obligations – 19.3%

Collateralized Mortgage Obligations(a) – 0.9%
Interest Only(g) – 0.2%
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
$119,716	1.766	%(c)	09/20/48	$14,508
Government National Mortgage Association REMICS Series 2020-7, Class GI
53,797	4.000		01/20/50	10,991
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
155,451	1.616	(c)	02/20/50	19,016
Government National Mortgage Association REMICS Series 2020-146, Class KI
534,692	2.500		10/20/50	79,242

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(g) – (continued)
Government National Mortgage Association REMICS Series 2019-153, Class EI
$305,254	4.000%	12/20/49	$ 65,324
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
228,703	1.616 (c)	04/20/50	28,207
Government National Mortgage Association REMICS Series 2020-61, Class GI
121,975	5.000	05/20/50	29,397

			246,685

Sequential Fixed Rate(b)(e) – 0.2%
OBX Trust Series 2024-NQM8, Class A1
285,215	6.233	05/25/64	288,053

Sequential Floating Rate(b)(c) – 0.5%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4, Class M1A (1 mo. USD Term SOFR +2.200%)
77,543	6.540	05/25/42	78,414
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2, Class M1B (1 mo. USD Term SOFR +4.000%)
100,000	8.340	07/25/42	105,354
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
250,651	5.540	05/25/44	250,840
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (1 mo. USD Term SOFR + 3.600%)
30,000	7.940	07/25/42	31,212
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
85,000	7.340	04/25/42	86,811
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
25,000	7.436	06/25/43	25,937
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
100,000	5.990	05/25/44	100,061

			678,629

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			1,213,367

Commercial Mortgage-Backed Securities – 4.9%
Regular Floater(b)(c) – 0.2%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
$200,000	6.452%	11/15/29	$199,500

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Regular Floater(b)(c) – (continued)
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR +2.930%)
$100,000	7.249%		11/15/29	$100,893

				300,393

Sequential Fixed Rate – 2.1%
Bank5 Series 2024-5YR7, Class A3
475,000	5.769	(a)	06/15/57	490,492
Bank5 Series 2024-5YR9, Class A3
250,000	5.614	(a)	08/15/57	257,001
BBCMS Mortgage Trust Series 2024-C26, Class A5
375,000	5.829	(a)	05/15/57	396,051
BMO Mortgage Trust Series 2024-5C6, Class A3
250,000	5.316	(a)	09/15/57	253,799
Morgan Stanley Capital I Trust Series 2017-HR2, Class A4
275,000	3.587	(a)	12/15/50	265,649
ROCK Trust Series 2024-CNTR, Class A
550,000	5.388	(b)	11/13/41	554,125
ROCK Trust Series 2024-CNTR, Class D
300,000	7.109	(b)	11/13/41	310,560
SLG Office Trust Series 2021-OVA, Class A
500,000	2.585	(b)	07/15/41	429,924

				2,957,601

Sequential Floating Rate – 2.6%
Bank Series 2021-BN37, Class A5
210,000	2.618	(a)(c)	11/15/64	181,728
Bank Series 2022-BNK42, Class A5
400,000	4.493	(a)(c)	06/15/55	384,711
Bank Series 2018-BN13, Class A5
375,000	4.217	(a)(c)	08/15/61	367,270
Bank Series 2021-BN33, Class AS
500,000	2.792	(a)	05/15/64	426,353
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
550,000	5.239	(b)(c)	03/15/37	521,382
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
400,000	5.961	(b)(c)	02/15/41	399,407
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
150,000	6.340	(b)(c)	01/13/40	152,379
IRV Trust Series 2025-200P, Class A
350,000	5.295	(a)(b)(c)	03/14/47	348,754
IRV Trust Series 2025-200P, Class D
100,000	6.166	(a)(b)(c)	03/14/47	98,447
LEX Mortgage Trust Series 2024-BBG, Class A
250,000	4.874	(a)(b)(c)	10/13/33	248,199
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
185,000	6.014	(a)(c)	12/15/56	196,876
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
250,000	6.012	(b)(c)	02/15/42	247,403

				3,572,909

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$6,830,903

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Agencies(h) – 13.5%
Government National Mortgage Association – 3.6%
$2,000,000	4.500%	TBA-30yr	$ 1,919,105
1,000,000	5.500	TBA-30yr	1,002,192
2,000,000	6.000	TBA-30yr	2,029,844

			4,951,141

Uniform Mortgage-Backed Security – 9.9%
1,000,000	3.000	TBA-30yr	866,836
2,000,000	4.000	TBA-30yr	1,864,609
10,000,000	5.500	TBA-30yr	10,004,336
1,000,000	6.000	TBA-30yr	1,027,992

			13,763,773

TOTAL FEDERAL AGENCIES			$ 18,714,914

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $26,632,072)			$ 26,759,184

Asset-Backed Securities(a)(b)(c) – 6.7%

Collateralized Loan Obligations – 6.7%
1988 CLO 3 Ltd. Series 2023-3A, Class A1 (3 mo. USD Term SOFR + 2.000%)
$500,000	6.302%	10/15/38	$ 502,097
1988 CLO 5 Ltd. Series 2024-5A, Class A1 (3 mo. USD Term SOFR + 1.540%)
500,000	5.842	07/15/37	501,346
Bain Capital Credit CLO Ltd. Series 2024-3A, Class A1 (3 mo. USD Term SOFR + 1.480%)
725,000	5.788	07/16/37	726,134
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR2 (3 mo. USD Term SOFR + 3.100%)
175,000	7.393	04/19/34	175,601
CIFC Funding Ltd. Series 2022-6A, Class BR (3 mo. USD Term SOFR + 1.750%)
600,000	6.058	10/16/38	600,602
Diameter Capital CLO 7 Ltd. Series 2024-7A, Class A1A (3 mo. USD Term SOFR + 1.480%)
725,000	5.773	07/20/37	725,735
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A (3 mo. USD Term SOFR + 1.500%)
725,000	5.800	07/25/37	725,281
Katayma CLO I Ltd. Series 2023-1A, Class A1 (3 mo. USD Term SOFR + 2.000%)
1,000,000	6.293	10/20/36	1,004,323
Madison Park Funding LXI Ltd. Series 2023-61A, Class A (3 mo. USD Term SOFR + 1.730%)
500,000	6.023	01/20/37	502,695
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR (3 mo. USD Term SOFR + 3.512%)
600,000	7.814	10/15/32	600,492
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R (3 mo. USD Term SOFR + 1.670%)
400,000	5.972	07/15/37	401,034
Oaktree CLO Ltd. Series 2019-4A, Class ARR (3 mo. USD Term SOFR + 1.510%)
250,000	5.803	07/20/37	250,097

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)

Collateralized Loan Obligations – (continued)
OHA Credit Funding 13 Ltd. Series 2022-13A, Class AR (3 mo. USD Term SOFR + 1.350%)
$575,000	5.643%	07/20/37	$575,067
Rad CLO 22 Ltd. Series 2023-22A, Class B (3 mo. USD Term SOFR + 2.670%)
350,000	6.963	01/20/37	350,012
Rad CLO 25 Ltd. Series 2024-25A, Class A1 (3 mo. USD Term SOFR + 1.460%)
750,000	5.753	07/20/37	750,536
Rockford Tower CLO Ltd. Series 2023-1A, Class C (3 mo. USD Term SOFR + 3.200%)
300,000	7.493	01/20/36	302,784
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3 mo. USD Term SOFR + 3.982%)
600,000	8.275	04/18/36	599,397

			9,293,233

TOTAL ASSET-BACKED SECURITIES (Cost $9,291,900)			$9,293,233

Bank Loans(i) –6.2%

Aerospace & Defense–0.7%
Bleriot U.S. Bidco, Inc. (3 mo. USD Term SOFR + 2.750%)
$99,251	7.049%	10/31/30	$98,399
Dynasty Acquisition Co., Inc. (1 mo. USD Term SOFR + 0.000%)
448,875	6.325	10/31/31	$447,295
Kaman Corp.
400,000	0.000 (j)	02/26/32	$394,332

			940,026

Automotive–0.3%
First Brands Group LLC
(3 mo. USD Term SOFR + 8.500%)
250,000	13.052	03/30/28	223,750
(3 mo. USD Term SOFR + 5.000%)
127,568	9.552	03/30/27	118,160

			341,910

Building & Construction–0.5%
AAL Delaware Holdco, Inc. (1 mo. USD Term SOFR + 0.000%)
398,003	7.075	07/30/31	394,273
Construction Partners, Inc. (1 mo. USD Term SOFR + 0.000%)
49,875	6.827	11/03/31	49,522
TRC Cos. LLC (1 mo. USD Term SOFR + 0.000%)
236,504	7.325	12/08/28	233,962

			677,757

Building Materials–0.4%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
338,625	7.675	11/03/28	335,168
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.500%)
169,897	8.061	12/22/28	169,836

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)

Building Materials–(continued)
(3 mo. USD Term SOFR + 6.750%)
	$50,000	11.311%	12/21/29	$50,250

				555,254

Capital Goods - Others–0.3%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.750%)
EUR	72,375	6.105	05/21/28	78,178
(3 mo. USD Term SOFR + 3.750%)
	$183,450	8.311	05/19/28	183,336
LSF12 Crown U.S. Commercial Bidco LLC (1 mo. USD Term SOFR + 0.000%)
	195,000	8.573	12/02/31	191,018

				452,532

Commercial Services–0.8%
Ankura Consulting Group LLC (3 mo. USD Term SOFR + 0.000%)
	473,812	7.803	12/29/31	467,790
Cinemark USA, Inc. (1 mo. USD Term SOFR + 2.750%)–(3 mo. USD Term SOFR + 2.750%)
	147,019	7.049–7.075	05/24/30	147,276
Fugue Finance BV (6 mo. USD Term SOFR + 3.250%)
	50,000	7.496	01/09/32	49,891
Teneo Holdings LLC (1 mo. USD Term SOFR + 4.750%)
	447,739	9.075	03/13/31	447,739

				1,112,696

Diversified Financial Services–0.8%
DRW Holdings LLC (3 mo. USD Term SOFR + 3.500%)
	363,750	7.791	06/26/31	362,160
FNZ Group Services Ltd. (3 mo. USD Term SOFR + 0.000%)
	325,000	9.291	11/05/31	298,863
Gen II Fund Services LLC (6 mo. USD Term SOFR + 2.750%)
	230,000	6.967	11/26/31	228,275
NGP XI Midstream Holdings LLC (3 mo. USD Term SOFR + 3.500%)
	199,500	7.799	07/25/31	198,503

				1,087,801

Energy - Exploration & Production–0.1%
Kohler Energy Co. LLC (3 mo. USD Term SOFR + 3.750%)
	91,825	8.049	05/01/31	90,246

Entertainment–0.3%
Arcis Golf LLC (1 mo. USD Term SOFR + 2.750%)
	170,651	7.075	11/24/28	170,011
Crown Finance U.S., Inc. (1 mo. USD Term SOFR + 5.250%)
	249,375	9.573	12/02/31	247,772

				417,783

Internet–0.2%
Plano HoldCo, Inc. (3 mo. USD Term SOFR + 0.000%)
	300,000	7.799	10/02/31	298,500

Machinery - Construction & Mining–0.0%
Clark Equipment Co. (3 mo. USD Term SOFR + 2.000%)
	21,335	6.299	04/20/29	21,335

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(i)–(continued)

Media - Cable–0.0%
DirecTV Financing LLC (3 mo. USD Term SOFR + 5.000%)
	$25,187	9.552%	08/02/27	$25,191

Media - Non Cable–0.0%
Audacy Capital Corp.
(1 mo. USD Term SOFR + 6.000%)
	59,253	10.439	10/01/29	50,424
(1 mo. USD Term SOFR + 7.000%)
	6,598	11.439	10/02/28	6,631

				57,055

Midstream–0.1%
AL GCX Holdings LLC (1 mo. USD Term SOFR + 2.000%)
	74,700	6.314	05/17/29	74,313

Packaging–0.0%
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
	70,318	9.425	10/30/28	58,071

Pipelines–0.5%
Epic Y-Grade Services LP (3 mo. USD Term SOFR + 5.750%)
	298,500	10.044	06/29/29	298,175
Prairie ECI Acquiror LP (1 mo. USD Term SOFR + 3.250%)
	323,375	8.575	08/01/29	323,174

				621,349

Retailers–0.1%
TruGreen LP (3 mo. USD Term SOFR + 8.762%)
	210,000	13.052	11/02/28	184,065

Technology–0.7%
Kaseya, Inc.(j)
	350,000	0.000	03/22/32	348,470
Pitney Bowes, Inc.(j)
	350,000	0.000	03/19/32	345,916
Syndigo LLC (3 mo. USD Term SOFR + 4.500%)
	216,000	9.075	12/15/27	215,190

				909,576

Technology - Hardware–0.1%
Grinding Media, Inc. (3 mo. USD Term SOFR + 3.500%)
	193,030	7.819	10/12/28	190,858

Technology - Software–0.3%
Drake Software LLC (3 mo. USD Term SOFR + 4.250%)
	174,119	8.549	06/26/31	166,936
iSolved, Inc. (1 mo. USD Term SOFR + 3.250%)
	52,479	7.575	10/15/30	52,463
Virtusa Corp. (1 mo. USD Term SOFR + 3.250%)
	189,428	7.575	02/15/29	188,896

				408,295

TOTAL BANK LOANS (Cost $8,736,554)				$8,524,613

Sovereign Debt Obligations – 3.1%

Euro – 0.8%
Egypt Government International Bonds
EUR	200,000	4.750%	04/16/26	$212,138

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Euro – (continued)
Indonesia Government International Bonds
EUR	100,000	1.100%		03/12/33	$86,234
Ivory Coast Government International Bonds (b)
	500,000	4.875		01/30/32	477,461
Romania Government International Bonds
	290,000	2.875		03/11/29	292,733
	30,000	2.625	(b)	12/02/40	19,494

					1,088,060

United States Dollar – 2.3%
Abu Dhabi Government International Bonds (b)
	$200,000	3.875		04/16/50	156,156
Argentina Republic Government International Bonds (a)
	12,528	1.000		07/09/29	9,713
	401,192	0.750	(e)	07/09/30	291,667
Benin Government International Bonds
	200,000	7.960		02/13/38	186,750
Dominican Republic International Bonds (b)
	240,000	4.875		09/23/32	218,609
Ecuador Government International Bonds (b)
	34,036	0.000	(d)	07/31/30	16,337
	40,000	6.900	(e)	07/31/30	23,760
	46,400	5.000	(e)	07/31/40	20,648
Egypt Government International Bonds (b)
	200,000	8.875		05/29/50	154,428
Mexico Government International Bonds (a)
	603,000	3.500		02/12/34	494,761
Morocco Government International Bonds (b)
	310,000	3.000		12/15/32	255,933
National Bank of Uzbekistan
	260,000	4.850		10/21/25	257,187
Republic of Uzbekistan International Bonds (b)
	200,000	3.700		11/25/30	169,469
Turkiye Government International Bonds
	200,000	6.125		10/24/28	197,489
	200,000	7.625		04/26/29	205,850
	250,000	7.125		07/17/32	245,235
	200,000	6.500		09/20/33	187,550
Ukraine Government International Bonds (b)(e)
	54,803	1.750		02/01/29	35,348
	10,241	0.000		02/01/30	5,223
	38,270	0.000		02/01/34	15,021
	79,801	1.750		02/01/34	42,294
	32,341	0.000		02/01/35	17,788
	33,651	1.750		02/01/35	17,498
	26,951	0.000		02/01/36	14,756
	19,229	1.750		02/01/36	9,855

					3,249,325

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,932,092)					$4,337,385

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2025

Shares	Description		Value

Common Stocks – 0.2%

Communications Equipment(k) – 0.1%
4,216	Intelsat SA		$153,622

Media – 0.1%
2,022	Audacy Class A(k)		33,367
222	Audacy Capital Corp. Class B		3,769
45,301	iHeartMedia, Inc. Class A(k)		74,747

			111,883

TOTAL COMMON STOCKS (Cost $454,094)			$265,505

Units	Expiration Date		Value

Rights(k) – 0.0%

Cineworld Group PLC
2,800	12/31/99		$58,870
(Cost $71,148)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 2.2%

U.S. Treasury Bonds
$260,000	4.750%	11/15/43	$265,647
U.S. Treasury Notes
1,560,000	4.000	03/31/30	1,563,047
640,000	3.750	06/30/30	632,900
500,000	4.375	05/15/34	506,797

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,989,538)			$2,968,391

Shares	Dividend Rate		Value

Investment Company(l) – 1.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
2,582,388	4.259%		$2,582,388

(Cost $2,582,388)

TOTAL INVESTMENTS – 111.6% (Cost $154,621,313)			$154,337,483

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.6)%			(16,016,173)

NET ASSETS – 100.0%			$138,321,310

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(f)	Pay-in-kind securities.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $18,714,914 which represents approximately 13.5% of net assets as of March 31, 2025.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)	Security is currently in default and/or non-income producing.

(l)	Represents an affiliated issuer.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	EUR	659,907	USD	690,638	04/09/25	$23,257

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	3,962,987	EUR	3,838,844	04/09/25	$(189,923)

FORWARD SALES CONTRACTS — At March 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	4.500%	TBA - 30yr	04/15/25	$(8,000,000)	$(7,655,938)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	04/14/25	(1,000,000)	(980,117)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	04/15/25	(4,000,000)	(4,062,500)

(PROCEEDS RECEIVED: $ (12,654,492))					$(12,698,555)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	17	06/18/25	$1,890,719	$ 10,656
2 Year U.S. Treasury Notes	161	06/30/25	33,354,672	125,763
5 Year U.S. Treasury Notes	151	06/30/25	16,331,594	58,401

Total				$194,820

Short position contracts:
20 Year U.S. Treasury Bonds	(6)	06/18/25	(703,688)	1,617
Ultra 10-Year U.S. Treasury Notes	(22)	06/18/25	(2,510,750)	(20,870)
Ultra Long U.S. Treasury Bonds	(17)	06/18/25	(2,078,250)	16,376

Total				$ (2,877)

TOTAL FUTURES CONTRACTS				$191,943

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.750%(b)	12M CDOR(b)	06/18/27	CAD	170	$(1,055)	$ (861)	$ (194)
2.250(c)	6M EURO(b)	06/18/28	EUR	490	104	1,782	(1,678)
2.250(c)	6M EURO(b)	06/18/30		780	6,566	10,230	(3,664)
2.250(c)	6M EURO(b)	06/18/32		650	12,769	16,213	(3,444)
2.500(c)	6M EURO(b)	06/18/35		410	6,641	10,415	(3,774)

TOTAL					$25,025	$37,779	$(12,754)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.
(b)	Payments made semi-annually.
(c)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	0.731%	06/20/25	$ 44	$ 490	$ (77)	$ 567
CDX.NA.HY Index 43	5.000	3.628	12/20/29	1,250	68,868	98,614	(29,746)
CDX.NA.IG Index 41	1.000	0.441	12/20/28	4,990	98,351	66,034	32,317

TOTAL					$167,709	$164,571	$ 3,138

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PIK	—Payment in kind
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

Abbreviations:
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.HY Ind 43	—CDX North America High Yield Index 43
CDX.NA.IG Ind 41	—CDX North America Investment Grade Index 41
EURO	—Euro Offered Rate

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities March 31, 2025

	Bond Fund	Core Fixed Income Fund	Dynamic Bond Fund

Assets:
Investments in unaffiliated issuers, at value (cost $404,835,409, $2,654,782,282 and $1,126,511,298, respectively)	$398,428,479	$2,579,765,883	$ 1,124,677,959
Investments in affiliated issuers, at value (cost $11,551,292, $78,901,571 and $64,025,049, respectively)	11,551,292	78,901,571	64,025,049
Purchased options, at value (premium paid $2,997,734, $539,214 and $16,757,712, respectively)	2,087,501	401,857	12,107,836
Cash	3,499,517	31,484,680	13,755,570
Foreign currencies, at value (cost $40,468, $0 and $0, respectively)	41,960	177,819	—
Unrealized gain on forward foreign currency exchange contracts	3,601,948	—	14,185,492
Variation margin on futures contracts	1,168,432	3,731,856	146,644
Receivables:
Investments sold on an extended-settlement basis	87,281,484	468,106,191	436,480,781
Collateral on certain derivative contracts(a)	3,672,391	19,645,086	36,621,943
Interest and dividends	2,329,254	14,875,914	6,658,673
Investments sold	1,700,848	369,701	5,004,573
Fund shares sold	1,020,873	1,356,513	787,263
Due from broker	407,516	60	1,464,339
Due from broker - upfront payment	76,902	387,840	293,817
Reimbursement from investment adviser	48,268	30,464	34,916
Other assets	36,356	59,787	39,437

Total assets	516,953,021	3,199,295,222	1,716,284,292

Liabilities:
Forward sale contracts, at value (proceeds received $48,489,961, $235,586,855 and $243,534,961, respectively)	48,665,027	236,566,543	244,533,640
Unrealized loss on forward foreign currency exchange contracts	3,246,406	150,818	12,250,902
Written option contracts, at value (premium received $2,968,772, $1,457,226 and $17,737,523, respectively)	2,119,587	996,831	12,799,082
Variation margin on swaps contracts	304,479	1,097,909	2,084,115
Unrealized loss on swap contracts	24,312	—	825,347
Foreign currency overdraft, at value (identified cost $0, $0 and $76,599, respectively)	—	—	306,482
Payables:
Investments purchased on an extended-settlement basis	113,001,857	603,606,785	542,500,626
Fund shares redeemed	1,021,257	6,471,284	957,084
Investments purchased	287,968	195,567	4,705,708
Upfront payments received on swap contracts	168,554	—	1,310,976
Due to broker	160,000	450,000	250,000
Management fees	57,789	315,948	209,077
Distribution and Service fees and Transfer Agency fees	28,078	68,411	34,192
Income distributions	10,313	111,023	—
Due to Custodian	—	115,415	—
Accrued expenses	291,412	304,017	369,958

Total liabilities	169,387,039	850,450,551	823,137,189

Net Assets:
Paid-in capital	405,066,951	2,610,444,519	2,850,995,377
Total distributable loss	(57,500,969)	(261,599,848)	(1,957,848,274)

NET ASSETS	$347,565,982	$2,348,844,671	$ 893,147,103
Net Assets:
Class A	$ 46,775,798	$ 127,543,313	$ 94,365,632
Class C	2,411,356	7,864,996	9,392,723
Institutional	85,702,001	580,119,561	490,690,158
Service	144,881	882,498	—
Investor	23,734,300	411,013,641	92,431,371
Class R6	71,208,421	202,252,062	51,009,579
Class R	2,755,688	3,196,988	2,935,023
Class P	114,833,537	1,015,971,612	152,322,617
Total Net Assets	$347,565,982	$2,348,844,671	$ 893,147,103
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,280,843	13,916,586	10,047,007
Class C	272,516	853,615	1,002,997
Institutional	9,677,495	63,034,484	52,183,288
Service	16,359	95,841	—
Investor	2,688,720	44,808,253	9,834,270
Class R6	8,044,165	21,949,719	5,428,366
Class R	311,404	348,587	313,220
Class P	12,972,733	110,208,812	16,234,594
Net asset value, offering and redemption price per share:(b)
Class A	$8.86	$9.16	$9.39
Class C	8.85	9.21	9.36
Institutional	8.86	9.20	9.40
Service	8.86	9.21	—
Investor	8.83	9.17	9.40
Class R6	8.85	9.21	9.40
Class R	8.85	9.17	9.37
Class P	8.85	9.22	9.38
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA

Bond Fund	$—	$3,672,391	$—
Core Fixed Income Fund	—	18,585,086	1,060,000
Dynamic Bond Fund	69,293	35,852,650	700,000

(b)

Maximum public offering price per share for Class A Shares of the Bond, Core Fixed Income and Dynamic Bond Funds is $9.21, $9.52 and $9.76, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) March 31, 2025

	Global Core Fixed Income Fund	Income Fund

Assets:
Investments in unaffiliated issuers, at value (cost $745,822,349 and $152,038,925, respectively)	$727,340,742	$151,755,095
Investments in affiliated issuers, at value (cost $13,507,177 and $2,582,388, respectively)	13,507,177	2,582,388
Purchased options, at value (premium paid $368,720 and $0, respectively)	274,341	—
Cash	10,147,751	2,163,549
Foreign currencies, at value (cost $1,143,434 and $72,402, respectively)	1,133,317	71,807
Unrealized gain on swap contracts	53,956	—
Unrealized gain on forward foreign currency exchange contracts	2,832,747	23,257
Variation margin on futures contracts	1,077,184	35,126
Variation margin on swaps contracts	—	1,358
Receivables:
Investments sold on an extended-settlement basis	34,148,464	18,700,352
Collateral on certain derivative contracts(a)	29,197,768	867,860
Interest and dividends	4,660,324	1,734,723
Investments sold	2,411,015	71,148
Due from broker - upfront payment	447,630	—
Fund shares sold	429,840	84,331
Due from broker	382,166	—
Reimbursement from investment adviser	14,194	48,832
Other assets	26,861	63,754

Total assets	828,085,477	178,203,580

Liabilities:
Forward sale contracts, at value (proceeds received $27,901,680 and $12,654,492, respectively)	27,959,105	12,698,555
Unrealized loss on forward foreign currency exchange contracts	9,480,636	189,923
Written option contracts, at value (premium received $992,899 and $0, respectively)	678,223	—
Variation margin on swaps contracts	737,713	—
Unrealized loss on swap contracts	46,346	—
Payables:
Investments purchased on an extended-settlement basis	84,201,963	25,487,945
Investments purchased	806,396	1,212,922
Fund shares redeemed	395,577	116,880
Upfront payments received on swap contracts	317,965	—
Management fees	152,472	27,940
Income distributions	33,743	24
Distribution and Service fees and Transfer Agency fees	14,859	3,424
Accrued expenses	386,209	144,657

Total liabilities	125,211,207	39,882,270

Net Assets:
Paid-in capital	756,143,467	148,496,137
Total distributable loss	(53,269,197)	(10,174,827)

NET ASSETS	$702,874,270	$138,321,310
Net Assets:
Class A	$ 25,402,275	$ 1,507,512
Class C	590,356	1,942,629
Institutional	238,055,123	26,116,162
Service	35,811	—
Investor	37,730,472	15,161,158
Class R6	390,766,737	59,999
Class P	10,293,496	93,533,850
Total Net Assets	$702,874,270	$138,321,310
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,247,138	168,301
Class C	52,739	217,000
Institutional	21,097,745	2,917,069
Service	3,192	—
Investor	3,350,200	1,691,142
Class R6	34,568,838	6,700
Class P	910,562	10,444,445
Net asset value, offering and redemption price per share:(b)
Class A	$11.30	$8.96
Class C	11.19	8.95
Institutional	11.28	8.95
Service	11.22	—
Investor	11.26	8.97
Class R6	11.30	8.96
Class P	11.30	8.96
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA

Global Core Fixed Income Fund	$6,366,081	$22,801,687	$30,000
Income Fund	336,625	531,235	—

(b)

Maximum public offering price per share for Class A Shares of the Global Core Fixed Income and Income Funds is $11.74 and $9.31, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations For the Fiscal Year Ended March 31, 2025

	Bond Fund	Core Fixed Income Fund	Dynamic Bond Fund

Investment Income:
Interest	$17,180,082	$ 96,785,126	$ 44,988,129
Dividends — affiliated issuers	231,768	2,412,929	1,261,945

Total investment income	17,411,850	99,198,055	46,250,074

Expenses:
Management fees	1,422,792	8,343,467	4,559,859
Custody, accounting and administrative services	437,110	345,140	518,529
Transfer Agency fees(a)	184,733	1,225,973	412,630
Distribution and Service (12b-1) fees(a)	147,134	382,014	310,702
Professional fees	136,158	113,384	158,624
Registration fees	129,081	183,699	134,975
Printing and mailing costs	77,267	153,123	124,637
Prime broker fees	66,677	—	321,398
Trustee fees	29,606	34,146	30,576
Service fees — Class C	5,658	20,203	18,028
Shareholder Administration fees — Service Class	336	2,057	—
Other	16,440	49,772	19,414

Total expenses	2,652,992	10,852,978	6,609,372

Less — expense reductions	(820,487)	(1,673,735)	(621,922)

Net expenses	1,832,505	9,179,243	5,987,450

NET INVESTMENT INCOME	15,579,345	90,018,812	40,262,624

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	(916,874)	(1,890,984)	(28,084,899)
Purchased options	(9,244,592)	805,743	(44,671,859)
Futures contracts	(365,406)	(4,994,897)	11,750,523
Written options	14,684,670	692,735	71,721,836
Swap contracts	(595,350)	237,348	(3,907,677)
Forward foreign currency exchange contracts	(4,118,131)	5,994	(20,456,021)
Foreign currency transactions	(981,545)	(87,518)	(4,656,300)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	4,463,472	26,947,043	34,291,336
Purchased options	(1,113,616)	(175,488)	(5,598,632)
Futures contracts	79,272	911,850	1,606,938
Written options	971,645	171,003	5,397,502
Swap contracts	(1,238,649)	(3,550,844)	(7,695,711)
Forward foreign currency exchange contracts	340,996	(152,594)	1,893,699
Foreign currency translation	(68,327)	(129,875)	(367,817)

Net realized and unrealized gain	1,897,565	18,789,516	11,222,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,476,910	$108,808,328	$ 51,485,542

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Bond Fund	$117,971	$16,972	$ 336	$11,855	$56,626	$2,715	$ 37,491	$ 53	$ 32,801	$20,729	$2,845	$31,473
Core Fixed Income Fund	303,580	60,610	2,057	15,767	145,718	9,698	225,630	329	512,637	57,273	3,784	270,904
Dynamic Bond Fund	242,235	54,084	—	14,383	116,273	8,653	158,940	—	64,826	15,137	3,452	45,349

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations (continued) For the Fiscal Year Ended March 31, 2025

	Global Core Fixed Income Fund	Income Fund

Investment Income:
Interest (net of foreign withholding taxes of $17,004 and $1,679, respectively)	$ 25,931,117	$7,398,976
Dividends — affiliated issuers	581,886	227,118
Dividends — unaffiliated issuers	13,520	29,807

Total investment income	26,526,523	7,655,901

Expenses:
Management fees	4,328,412	660,285
Transfer Agency fees(a)	275,614	51,338
Custody, accounting and administrative services	239,627	143,089
Professional fees	115,731	136,606
Registration fees	110,948	112,550
Printing and mailing costs	96,344	59,477
Distribution and Service (12b-1) fees(a)	75,739	12,754
Trustee fees	30,376	29,057
Prime broker fees	18,525	159
Service fees — Class C	1,903	2,991
Shareholder Administration fees — Service Class	865	—
Other	22,323	11,766

Total expenses	5,316,407	1,220,072

Less — expense reductions	(1,346,987)	(455,054)

Net expenses	3,969,420	765,018

NET INVESTMENT INCOME	22,557,103	6,890,883

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	(11,401,196)	(497,518)
Purchased options	555,928	—
Futures contracts	1,942,258	(304,307)
Written options	478,570	—
Swap contracts	504,938	65,931
Forward foreign currency exchange contracts	14,289,433	257,191
Foreign currency transactions	483,679	(17,337)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $4,064 and $0, respectively)	12,111,199	983,608
Purchased options	(122,239)	—
Futures contracts	(1,533,779)	229,856
Written options	104,752	—
Swap contracts	(1,459,156)	(35,307)
Forward foreign currency exchange contracts	(9,056,433)	(167,577)
Foreign currency translation	(80,922)	1,276

Net realized and unrealized gain	6,817,032	515,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 29,374,135	$7,406,699

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
Global Core Fixed Income Fund	$69,166	$5,708	$865	$33,200	$ 913	$91,588	$138	$36,433	$110,485	$ 2,857
Income Fund	3,781	8,973	—	1,815	1,436	10,090	—	13,815	18	24,164

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Bond Fund		Core Fixed Income Fund

	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$ 15,579,345	$ 13,258,101	$ 90,018,812	$ 69,440,947

Net realized loss	(1,537,228)	(14,978,279)	(5,231,579)	(40,972,175)

Net change in unrealized gain	3,434,793	10,233,580	24,021,095	10,094,884

Net increase in net assets resulting from operations	17,476,910	8,513,402	108,808,328	38,563,656

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,039,854)	(1,856,900)	(4,730,877)	(4,316,898)

Class C Shares	(80,795)	(90,226)	(254,174)	(222,539)

Institutional Shares	(4,360,939)	(3,884,861)	(23,829,918)	(19,678,864)

Service Shares	(5,575)	(4,246)	(30,656)	(30,429)

Investor Shares	(1,251,220)	(1,375,718)	(17,702,228)	(11,366,933)

Class R6 Shares	(3,220,571)	(2,764,035)	(8,084,657)	(8,767,559)

Class R Shares	(96,529)	(91,363)	(114,999)	(128,100)

Class P Shares	(4,887,250)	(3,665,495)	(38,230,603)	(27,686,210)

Return of capital:

Class A Shares	—	—	—	(14,985)

Class C Shares	—	—	—	(773)

Institutional Shares	—	—	—	(68,314)

Service Shares	—	—	—	(106)

Investor Shares	—	—	—	(39,459)

Class R6 Shares	—	—	—	(30,436)

Class R Shares	—	—	—	(445)

Class P Shares	—	—	—	(96,110)

Total distributions to shareholders	(15,942,733)	(13,732,844)	(92,978,112)	(72,448,160)

From share transactions:

Proceeds from sales of shares	93,355,576	82,141,263	773,136,520	968,754,396

Reinvestment of distributions	15,801,796	13,583,795	91,711,985	70,836,818

Cost of shares redeemed	(101,404,848)	(115,391,313)	(551,613,592)	(638,919,561)

Net increase (decrease) in net assets resulting from share transactions	7,752,524	(19,666,255)	313,234,913	400,671,653

TOTAL INCREASE (DECREASE)	9,286,701	(24,885,697)	329,065,129	366,787,149

Net assets:

Beginning of year	338,279,281	363,164,978	2,019,779,542	1,652,992,393

End of year	$ 347,565,982	$ 338,279,281	$2,348,844,671	$2,019,779,542

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Dynamic Bond Fund		Global Core Fixed Income Fund

	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$40,262,624	$26,913,015	$22,557,103	$16,592,859

Net realized gain (loss)	(18,304,397)	(19,171,831)	6,853,610	12,220,180

Net change in unrealized gain (loss)	29,527,315	44,386,311	(36,578)	(778,804)

Net increase in net assets resulting from operations	51,485,542	52,127,495	29,374,135	28,034,235

Distributions to shareholders:

From distributable earnings:

Class A Shares	(6,107,106)	(4,358,388)	(1,320,502)	(736,848)

Class C Shares	(392,710)	(204,091)	(28,850)	(23,966)

Institutional Shares	(25,979,087)	(13,507,496)	(11,818,547)	(5,774,425)

Service Shares	—	—	(16,866)	(10,106)

Investor Shares	(3,521,455)	(783,945)	(1,480,509)	(1,178,355)

Class R6 Shares	(3,364,918)	(1,579,779)	(19,127,301)	(8,933,575)

Class R Shares	(176,575)	(110,179)	—	—

Class P Shares	(10,032,530)	(6,520,191)	(502,362)	(216,488)

Total distributions to shareholders	(49,574,381)	(27,064,069)	(34,294,937)	(16,873,763)

From share transactions:

Proceeds from sales of shares	368,566,196	180,198,179	130,020,334	161,395,351

Reinvestment of distributions	43,581,261	24,149,933	33,674,495	16,534,554

Cost of shares redeemed	(201,696,553)	(185,211,016)	(112,439,775)	(129,220,496)

Net increase in net assets resulting from share transactions	210,450,904	19,137,096	51,255,054	48,709,409

TOTAL INCREASE	212,362,065	44,200,522	46,334,252	59,869,881

Net assets:

Beginning of year	680,785,038	636,584,516	656,540,018	596,670,137

End of year	$893,147,103	$680,785,038	$702,874,270	$656,540,018

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Income Fund

	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$ 6,890,883	$ 4,586,409

Net realized loss	(496,040)	(4,094,860)

Net change in unrealized gain	1,011,856	8,882,032

Net increase in net assets resulting from operations	7,406,699	9,373,581

Distributions to shareholders:

From distributable earnings:

Class A Shares	(79,603)	(45,202)

Class C Shares	(52,750)	(13,983)

Institutional Shares	(1,404,907)	(728,125)

Investor Shares	(628,892)	(154,852)

Class R6 Shares	(3,278)	(2,870)

Class R Shares	—	(717)

Class P Shares	(4,513,163)	(3,274,517)

Return of capital:

Class A Shares	(428)	(5,222)

Class C Shares	(284)	(1,616)

Institutional Shares	(7,552)	(84,122)

Investor Shares	(3,381)	(17,890)

Class R6 Shares	(18)	(332)

Class R Shares	—	(83)

Class P Shares	(24,261)	(378,314)

Total distributions to shareholders	(6,718,517)	(4,707,845)

From share transactions:

Proceeds from sales of shares	58,395,101	82,598,680

Reinvestment of distributions	6,718,466	4,707,726

Cost of shares redeemed	(24,606,261)	(59,970,937)

Net increase in net assets resulting from share transactions	40,507,306	27,335,469

TOTAL INCREASE	41,195,488	32,001,205

Net assets:

Beginning of year	97,125,822	65,124,617

End of year	$138,321,310	$ 97,125,822

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.81	$8.93	$9.83	$10.54	$10.33

Net investment income(a)	0.37	0.33	0.26	0.15	0.22

Net realized and unrealized gain (loss)	0.06	(0.11)	(0.87)	(0.66)	0.48

Total from investment operations	0.43	0.22	(0.61)	(0.51)	0.70

Distributions to shareholders from net investment income	(0.38)	(0.34)	(0.21)	(0.11)	(0.30)

Distributions to shareholders from net realized gains	—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—	—	(0.08)	(0.09)	—

Total distributions	(0.38)	(0.34)	(0.29)	(0.20)	(0.49)

Net asset value, end of year	$8.86	$8.81	$8.93	$9.83	$10.54

Total return(b)	5.12%	2.44%	(6.08)%	(4.92)%	6.56%

Net assets, end of year (in 000s)	$46,776	$47,886	$50,814	$58,088	$92,871

Ratio of net expenses to average net assets	0.80%	0.80%	0.79%	0.78%	0.78%

Ratio of total expenses to average net assets	1.04%	1.05%	1.02%	0.96%	0.93%

Ratio of net investment income to average net assets	4.22%	3.75%	2.89%	1.41%	2.03%

Portfolio turnover rate(c)	1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.80	$8.93	$9.82	$10.53	$10.32

Net investment income(a)	0.31	0.26	0.19	0.07	0.14

Net realized and unrealized gain (loss)	0.05	(0.12)	(0.86)	(0.66)	0.48

Total from investment operations	0.36	0.14	(0.67)	(0.59)	0.62

Distributions to shareholders from net investment income	(0.31)	(0.27)	(0.16)	(0.07)	(0.22)

Distributions to shareholders from net realized gains	—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—	—	(0.06)	(0.05)	—

Total distributions	(0.31)	(0.27)	(0.22)	(0.12)	(0.41)

Net asset value, end of year	$8.85	$8.80	$8.93	$9.82	$10.53

Total return(b)	4.34%	1.68%	(6.79)%	(5.55)%	5.67%

Net assets, end of year (in 000s)	$2,411	$2,325	$3,649	$5,928	$11,437

Ratio of net expenses to average net assets	1.55%	1.55%	1.54%	1.53%	1.53%

Ratio of total expenses to average net assets	1.79%	1.80%	1.77%	1.70%	1.68%

Ratio of net investment income to average net assets	3.47%	2.98%	2.09%	0.65%	1.29%

Portfolio turnover rate(c)	1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.81	$8.93	$9.83	$10.53	$10.33

Net investment income(a)	0.40	0.36	0.29	0.18	0.26

Net realized and unrealized gain (loss)	0.06	(0.11)	(0.87)	(0.64)	0.47

Total from investment operations	0.46	0.25	(0.58)	(0.46)	0.73

Distributions to shareholders from net investment income	(0.41)	(0.37)	(0.23)	(0.14)	(0.34)

Distributions to shareholders from net realized gains	—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—	—	(0.09)	(0.10)	—

Total distributions	(0.41)	(0.37)	(0.32)	(0.24)	(0.53)

Net asset value, end of year	$8.86	$8.81	$8.93	$9.83	$10.53

Total return(b)	5.35%	2.78%	(5.68)%	(4.61)%	6.82%

Net assets, end of year (in 000s)	$85,702	$93,070	$106,676	$116,520	$158,080

Ratio of net expenses to average net assets	0.47%	0.47%	0.46%	0.45%	0.45%

Ratio of total expenses to average net assets	0.71%	0.72%	0.69%	0.63%	0.60%

Ratio of net investment income to average net assets	4.55%	4.08%	3.23%	1.75%	2.36%

Portfolio turnover rate(c)	1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Service Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.81	$8.94	$9.83	$10.54	$10.33

Net investment income(a)	0.36	0.31	0.25	0.14	0.20

Net realized and unrealized gain (loss)	0.06	(0.11)	(0.87)	(0.66)	0.48

Total from investment operations	0.42	0.20	(0.62)	(0.52)	0.68

Distributions to shareholders from net investment income	(0.37)	(0.33)	(0.19)	(0.11)	(0.28)

Distributions to shareholders from net realized gains	—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—	—	(0.08)	(0.08)	—

Total distributions	(0.37)	(0.33)	(0.27)	(0.19)	(0.47)

Net asset value, end of year	$8.86	$8.81	$8.94	$9.83	$10.54

Total return(b)	4.82%	2.31%	(6.24)%	(5.08)%	6.39%

Net assets, end of year (in 000s)	$145	$123	$130	$94	$84

Ratio of net expenses to average net assets	0.97%	0.96%	0.95%	0.95%	0.95%

Ratio of total expenses to average net assets	1.21%	1.22%	1.18%	1.13%	1.09%

Ratio of net investment income to average net assets	4.04%	3.59%	2.77%	1.31%	1.83%

Portfolio turnover rate(c)	1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.78	$8.90	$9.79	$10.50	$10.30

Net investment income(a)	0.39	0.34	0.28	0.18	0.25

Net realized and unrealized gain (loss)	0.06	(0.10)	(0.86)	(0.66)	0.47

Total from investment operations	0.45	0.24	(0.58)	(0.48)	0.72

Distributions to shareholders from net investment income	(0.40)	(0.36)	(0.22)	(0.13)	(0.33)

Distributions to shareholders from net realized gains	—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—	—	(0.09)	(0.10)	—

Total distributions	(0.40)	(0.36)	(0.31)	(0.23)	(0.52)

Net asset value, end of year	$8.83	$8.78	$8.90	$9.79	$10.50

Total return(b)	5.38%	2.69%	(5.78)%	(4.71)%	6.84%

Net assets, end of year (in 000s)	$23,734	$28,542	$46,802	$64,096	$68,314

Ratio of net expenses to average net assets	0.55%	0.55%	0.54%	0.53%	0.53%

Ratio of total expenses to average net assets	0.78%	0.80%	0.77%	0.71%	0.68%

Ratio of net investment income to average net assets	4.47%	3.96%	3.10%	1.70%	2.24%

Portfolio turnover rate(c)	1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.81	$8.93	$9.82	$10.53	$10.33

Net investment income(a)	0.40	0.36	0.29	0.19	0.26

Net realized and unrealized gain (loss)	0.05	(0.11)	(0.86)	(0.66)	0.47

Total from investment operations	0.45	0.25	(0.57)	(0.47)	0.73

Distributions to shareholders from net investment income	(0.41)	(0.37)	(0.23)	(0.14)	(0.34)

Distributions to shareholders from net realized gains	—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—	—	(0.09)	(0.10)	—

Total distributions	(0.41)	(0.37)	(0.32)	(0.24)	(0.53)

Net asset value, end of year	$8.85	$8.81	$8.93	$9.82	$10.53

Total return(b)	5.47%	2.79%	(5.77)%	(4.60)%	6.93%

Net assets, end of year (in 000s)	$71,208	$67,704	$66,642	$71,588	$72,608

Ratio of net expenses to average net assets	0.46%	0.46%	0.45%	0.44%	0.44%

Ratio of total expenses to average net assets	0.70%	0.71%	0.68%	0.62%	0.59%

Ratio of net investment income to average net assets	4.56%	4.09%	3.23%	1.80%	2.39%

Portfolio turnover rate(c)	1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Class R Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.80	$8.93	$9.82	$10.53	$10.32

Net investment income(a)	0.35	0.30	0.24	0.12	0.20

Net realized and unrealized gain (loss)	0.06	(0.11)	(0.86)	(0.65)	0.47

Total from investment operations	0.41	0.19	(0.62)	(0.53)	0.67

Distributions to shareholders from net investment income	(0.36)	(0.32)	(0.19)	(0.11)	(0.27)

Distributions to shareholders from net realized gains	—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—	—	(0.08)	(0.07)	—

Total distributions	(0.36)	(0.32)	(0.27)	(0.18)	(0.46)

Net asset value, end of year	$8.85	$8.80	$8.93	$9.82	$10.53

Total return(b)	4.86%	2.19%	(6.33)%	(5.16)%	6.30%

Net assets, end of year (in 000s)	$2,756	$2,575	$2,537	$3,008	$5,030

Ratio of net expenses to average net assets	1.05%	1.05%	1.04%	1.03%	1.03%

Ratio of total expenses to average net assets	1.29%	1.30%	1.27%	1.21%	1.18%

Ratio of net investment income to average net assets	3.97%	3.50%	2.65%	1.14%	1.79%

Portfolio turnover rate(c)	1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.81	$8.93	$9.82	$10.53	$10.33

Net investment income(a)	0.40	0.36	0.29	0.19	0.26

Net realized and unrealized gain (loss)	0.05	(0.11)	(0.86)	(0.66)	0.47

Total from investment operations	0.45	0.25	(0.57)	(0.47)	0.73

Distributions to shareholders from net investment income	(0.41)	(0.37)	(0.23)	(0.14)	(0.34)

Distributions to shareholders from net realized gains	—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—	—	(0.09)	(0.10)	—

Total distributions	(0.41)	(0.37)	(0.32)	(0.24)	(0.53)

Net asset value, end of year	$8.85	$8.81	$8.93	$9.82	$10.53

Total return(b)	5.47%	2.79%	(5.77)%	(4.60)%	6.93%

Net assets, end of year (in 000s)	$114,834	$96,055	$85,915	$87,773	$94,092

Ratio of net expenses to average net assets	0.46%	0.46%	0.45%	0.44%	0.44%

Ratio of total expenses to average net assets	0.70%	0.71%	0.68%	0.62%	0.59%

Ratio of net investment income to average net assets	4.55%	4.09%	3.24%	1.79%	2.37%

Portfolio turnover rate(c)	1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.10	$9.29	$10.11	$10.76	$10.79

Net investment income(a)	0.34	0.32	0.24	0.12	0.14

Net realized and unrealized gain (loss)	0.08	(0.18)	(0.80)	(0.60)	0.29

Total from investment operations	0.42	0.14	(0.56)	(0.48)	0.43

Distributions to shareholders from net investment income	(0.36)	(0.33)	(0.22)	(0.14)	(0.21)

Distributions to shareholders from net realized gains	—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—	— (b)	(0.04)	(0.03)	—

Total distributions	(0.36)	(0.33)	(0.26)	(0.17)	(0.46)

Net asset value, end of year	$9.16	$9.10	$9.29	$10.11	$10.76

Total return(c)	4.76%	1.61%	(5.49)%	(4.52)%	3.83%

Net assets, end of year (in 000s)	$127,543	$119,292	$119,479	$150,857	$164,129

Ratio of net expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.70%

Ratio of total expenses to average net assets	0.79%	0.80%	0.81%	0.80%	0.81%

Ratio of net investment income to average net assets	3.76%	3.51%	2.53%	1.13%	1.26%

Portfolio turnover rate(d)	935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.15	$9.34	$10.16	$10.82	$10.84

Net investment income(a)	0.28	0.25	0.17	0.04	0.06

Net realized and unrealized gain (loss)	0.07	(0.17)	(0.80)	(0.61)	0.29

Total from investment operations	0.35	0.08	(0.63)	(0.57)	0.35

Distributions to shareholders from net investment income	(0.29)	(0.27)	(0.16)	(0.07)	(0.12)

Distributions to shareholders from net realized gains	—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—	— (b)	(0.03)	(0.02)	—

Total distributions	(0.29)	(0.27)	(0.19)	(0.09)	(0.37)

Net asset value, end of year	$9.21	$9.15	$9.34	$10.16	$10.82

Total return(c)	3.98%	0.86%	(6.15)%	(5.20)%	3.05%

Net assets, end of year (in 000s)	$7,865	$8,037	$6,982	$9,529	$12,416

Ratio of net expenses to average net assets	1.46%	1.46%	1.46%	1.46%	1.45%

Ratio of total expenses to average net assets	1.54%	1.55%	1.56%	1.55%	1.56%

Ratio of net investment income to average net assets	3.01%	2.76%	1.78%	0.37%	0.50%

Portfolio turnover rate(d)	935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.14	$9.33	$10.15	$10.81	$10.83

Net investment income(a)	0.37	0.35	0.27	0.16	0.17

Net realized and unrealized gain (loss)	0.08	(0.18)	(0.80)	(0.61)	0.30

Total from investment operations	0.45	0.17	(0.53)	(0.45)	0.47

Distributions to shareholders from net investment income	(0.39)	(0.36)	(0.24)	(0.17)	(0.24)

Distributions to shareholders from net realized gains	—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—	— (b)	(0.05)	(0.04)	—

Total distributions	(0.39)	(0.36)	(0.29)	(0.21)	(0.49)

Net asset value, end of year	$9.20	$9.14	$9.33	$10.15	$10.81

Total return(c)	5.11%	1.95%	(5.14)%	(4.18)%	4.17%

Net assets, end of year (in 000s)	$580,120	$539,220	$401,838	$410,606	$645,062

Ratio of net expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.37%

Ratio of total expenses to average net assets	0.46%	0.47%	0.48%	0.47%	0.47%

Ratio of net investment income to average net assets	4.09%	3.85%	2.89%	1.45%	1.55%

Portfolio turnover rate(d)	935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Service Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.14	$9.33	$10.15	$10.81	$10.83

Net investment income(a)	0.33	0.30	0.22	0.10	0.13

Net realized and unrealized gain (loss)	0.08	(0.17)	(0.79)	(0.60)	0.29

Total from investment operations	0.41	0.13	(0.57)	(0.50)	0.42

Distributions to shareholders from net investment income	(0.34)	(0.32)	(0.21)	(0.13)	(0.19)

Distributions to shareholders from net realized gains	—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—	— (b)	(0.04)	(0.03)	—

Total distributions	(0.34)	(0.32)	(0.25)	(0.16)	(0.44)

Net asset value, end of year	$9.21	$9.14	$9.33	$10.15	$10.81

Total return(c)	4.58%	1.44%	(5.61)%	(4.74)%	3.65%

Net assets, end of year (in 000s)	$882	$845	$955	$1,115	$1,070

Ratio of net expenses to average net assets	0.88%	0.88%	0.88%	0.88%	0.87%

Ratio of total expenses to average net assets	0.96%	0.97%	0.98%	0.97%	0.98%

Ratio of net investment income to average net assets	3.59%	3.33%	2.38%	0.97%	1.11%

Portfolio turnover rate(d)	935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.11	$9.30	$10.11	$10.77	$10.80

Net investment income(a)	0.37	0.34	0.26	0.15	0.16

Net realized and unrealized gain (loss)	0.07	(0.18)	(0.78)	(0.61)	0.30

Total from investment operations	0.44	0.16	(0.52)	(0.46)	0.46

Distributions to shareholders from net investment income	(0.38)	(0.35)	(0.24)	(0.17)	(0.24)

Distributions to shareholders from net realized gains	—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—	— (b)	(0.05)	(0.03)	—

Total distributions	(0.38)	(0.35)	(0.29)	(0.20)	(0.49)

Net asset value, end of year	$9.17	$9.11	$9.30	$10.11	$10.77

Total return(c)	5.02%	1.86%	(5.15)%	(4.37)%	4.09%

Net assets, end of year (in 000s)	$411,014	$396,138	$195,489	$269,988	$426,467

Ratio of net expenses to average net assets	0.46%	0.46%	0.46%	0.46%	0.45%

Ratio of total expenses to average net assets	0.54%	0.55%	0.56%	0.55%	0.56%

Ratio of net investment income to average net assets	4.01%	3.78%	2.76%	1.37%	1.46%

Portfolio turnover rate(d)	935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.15	$9.34	$10.16	$10.82	$10.84

Net investment income(a)	0.38	0.35	0.28	0.17	0.19

Net realized and unrealized gain (loss)	0.07	(0.18)	(0.81)	(0.62)	0.29

Total from investment operations	0.45	0.17	(0.53)	(0.45)	0.48

Distributions to shareholders from net investment income	(0.39)	(0.36)	(0.24)	(0.17)	(0.25)

Distributions to shareholders from net realized gains	—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—	— (b)	(0.05)	(0.04)	—

Total distributions	(0.39)	(0.36)	(0.29)	(0.21)	(0.50)

Net asset value, end of year	$9.21	$9.15	$9.34	$10.16	$10.82

Total return(c)	5.12%	1.96%	(5.12)%	(4.16)%	4.18%

Net assets, end of year (in 000s)	$202,252	$164,210	$276,178	$187,649	$39,378

Ratio of net expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.36%

Ratio of total expenses to average net assets	0.45%	0.46%	0.47%	0.46%	0.47%

Ratio of net investment income to average net assets	4.10%	3.82%	2.97%	1.56%	1.71%

Portfolio turnover rate(d)	935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Class R Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.11	$9.29	$10.11	$10.77	$10.79

Net investment income(a)	0.32	0.29	0.22	0.09	0.12

Net realized and unrealized gain (loss)	0.07	(0.16)	(0.80)	(0.60)	0.29

Total from investment operations	0.39	0.13	(0.58)	(0.51)	0.41

Distributions to shareholders from net investment income	(0.33)	(0.31)	(0.20)	(0.13)	(0.18)

Distributions to shareholders from net realized gains	—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—	— (b)	(0.04)	(0.02)	—

Total distributions	(0.33)	(0.31)	(0.24)	(0.15)	(0.43)

Net asset value, end of year	$9.17	$9.11	$9.29	$10.11	$10.77

Total return(c)	4.50%	1.36%	(5.62)%	(4.75)%	3.57%

Net assets, end of year (in 000s)	$3,197	$3,762	$3,782	$4,181	$4,864

Ratio of net expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.95%

Ratio of total expenses to average net assets	1.04%	1.05%	1.06%	1.05%	1.06%

Ratio of net investment income to average net assets	3.52%	3.26%	2.31%	0.88%	1.02%

Portfolio turnover rate(d)	935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.15	$9.34	$10.16	$10.82	$10.85

Net investment income(a)	0.38	0.35	0.27	0.16	0.18

Net realized and unrealized gain (loss)	0.08	(0.18)	(0.80)	(0.61)	0.29

Total from investment operations	0.46	0.17	(0.53)	(0.45)	0.47

Distributions to shareholders from net investment income	(0.39)	(0.36)	(0.24)	(0.17)	(0.25)

Distributions to shareholders from net realized gains	—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—	— (b)	(0.05)	(0.04)	—

Total distributions	(0.39)	(0.36)	(0.29)	(0.21)	(0.50)

Net asset value, end of year	$9.22	$9.15	$9.34	$10.16	$10.82

Total return(c)	5.11%	1.96%	(5.12)%	(4.25)%	4.18%

Net assets, end of year (in 000s)	$1,015,972	$788,276	$648,289	$690,242	$809,047

Ratio of net expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.36%

Ratio of total expenses to average net assets	0.45%	0.46%	0.47%	0.46%	0.46%

Ratio of net investment income to average net assets	4.10%	3.85%	2.90%	1.47%	1.60%

Portfolio turnover rate(d)	935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.36	$9.00	$9.14	$9.41	$8.48

Net investment income(a)	0.47	0.36	0.24	0.09	0.31

Net realized and unrealized gain (loss)	0.15	0.36	(0.09)	(0.20)	0.99

Total from investment operations	0.62	0.72	0.15	(0.11)	1.30

Distributions to shareholders from net investment income	(0.59)	(0.36)	—	—	(0.35)

Distributions to shareholders from return of capital	—	—	(0.29)	(0.16)	(0.02)

Total distributions	(0.59)	(0.36)	(0.29)	(0.16)	(0.37)

Net asset value, end of year	$9.39	$9.36	$9.00	$9.14	$9.41

Total return(b)	6.97%	8.30%	1.64%	(1.12)%	15.12%

Net assets, end of year (in 000s)	$94,366	$103,331	$121,804	$127,793	$126,488

Ratio of net expenses to average net assets	1.06%	1.04%	1.03%	1.01%	1.02%

Ratio of total expenses to average net assets	1.14%	1.15%	1.12%	1.07%	1.05%

Ratio of net investment income to average net assets	5.04%	3.94%	2.75%	0.94%	3.27%

Portfolio turnover rate(c)	2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.34	$8.98	$9.11	$9.39	$8.46

Net investment income(a)	0.40	0.29	0.15	0.02	0.24

Net realized and unrealized gain (loss)	0.15	0.36	(0.06)	(0.21)	0.98

Total from investment operations	0.55	0.65	0.09	(0.19)	1.22

Distributions to shareholders from net investment income	(0.53)	(0.29)	—	—	(0.27)

Distributions to shareholders from return of capital	—	—	(0.22)	(0.09)	(0.02)

Total distributions	(0.53)	(0.29)	(0.22)	(0.09)	(0.29)

Net asset value, end of year	$9.36	$9.34	$8.98	$9.11	$9.39

Total return(b)	6.11%	7.50%	0.81%	(1.82)%	14.24%

Net assets, end of year (in 000s)	$9,393	$5,855	$7,470	$22,237	$55,099

Ratio of net expenses to average net assets	1.81%	1.79%	1.78%	1.76%	1.77%

Ratio of total expenses to average net assets	1.89%	1.90%	1.87%	1.81%	1.80%

Ratio of net investment income to average net assets	4.26%	3.20%	1.68%	0.18%	2.54%

Portfolio turnover rate(c)	2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.37	$9.01	$9.15	$9.42	$8.49

Net investment income(a)	0.50	0.39	0.27	0.12	0.34

Net realized and unrealized gain (loss)	0.15	0.36	(0.09)	(0.20)	0.99

Total from investment operations	0.65	0.75	0.18	(0.08)	1.33

Distributions to shareholders from net investment income	(0.62)	(0.39)	—	—	(0.38)

Distributions to shareholders from return of capital	—	—	(0.32)	(0.19)	(0.02)

Total distributions	(0.62)	(0.39)	(0.32)	(0.19)	(0.40)

Net asset value, end of year	$9.40	$9.37	$9.01	$9.15	$9.42

Total return(b)	7.31%	8.65%	1.97%	(0.83)%	15.62%

Net assets, end of year (in 000s)	$490,690	$343,876	$310,847	$376,645	$437,445

Ratio of net expenses to average net assets	0.73%	0.71%	0.70%	0.68%	0.69%

Ratio of total expenses to average net assets	0.81%	0.82%	0.79%	0.74%	0.71%

Ratio of net investment income to average net assets	5.35%	4.29%	3.04%	1.28%	3.61%

Portfolio turnover rate(c)	2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.37	$9.01	$9.14	$9.42	$8.48

Net investment income(a)	0.49	0.39	0.26	0.11	0.33

Net realized and unrealized gain (loss)	0.16	0.36	(0.08)	(0.21)	1.00

Total from investment operations	0.65	0.75	0.18	(0.10)	1.33

Distributions to shareholders from net investment income	(0.62)	(0.39)	—	—	(0.37)

Distributions to shareholders from return of capital	—	—	(0.31)	(0.18)	(0.02)

Total distributions	(0.62)	(0.39)	(0.31)	(0.18)	(0.39)

Net asset value, end of year	$9.40	$9.37	$9.01	$9.14	$9.42

Total return(b)	7.12%	8.68%	1.78%	(0.90)%	15.52%

Net assets, end of year (in 000s)	$92,431	$23,492	$17,221	$18,592	$22,711

Ratio of net expenses to average net assets	0.81%	0.79%	0.78%	0.76%	0.77%

Ratio of total expenses to average net assets	0.90%	0.90%	0.87%	0.82%	0.80%

Ratio of net investment income to average net assets	5.23%	4.25%	2.95%	1.19%	3.53%

Portfolio turnover rate(c)	2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.37	$9.00	$9.14	$9.41	$8.48

Net investment income(a)	0.51	0.39	0.27	0.14	0.34

Net realized and unrealized gain (loss)	0.14	0.37	(0.09)	(0.22)	0.99

Total from investment operations	0.65	0.76	0.18	(0.08)	1.33

Distributions to shareholders from net investment income	(0.62)	(0.39)	—	—	(0.38)

Distributions to shareholders from return of capital	—	—	(0.32)	(0.19)	(0.02)

Total distributions	(0.62)	(0.39)	(0.32)	(0.19)	(0.40)

Net asset value, end of year	$9.40	$9.37	$9.00	$9.14	$9.41

Total return(b)	7.33%	8.67%	1.87%	(0.71)%	15.51%

Net assets, end of year (in 000s)	$51,010	$50,711	$17,985	$19,883	$4,023

Ratio of net expenses to average net assets	0.72%	0.70%	0.69%	0.67%	0.68%

Ratio of total expenses to average net assets	0.80%	0.81%	0.78%	0.73%	0.70%

Ratio of net investment income to average net assets	5.38%	4.30%	3.06%	1.47%	3.63%

Portfolio turnover rate(c)	2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Class R Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.34	$8.98	$9.12	$9.40	$8.47

Net investment income(a)	0.45	0.34	0.22	0.07	0.29

Net realized and unrealized gain (loss)	0.15	0.36	(0.09)	(0.21)	0.98

Total from investment operations	0.60	0.70	0.13	(0.14)	1.27

Distributions to shareholders from net investment income	(0.57)	(0.34)	—	—	(0.32)

Distributions to shareholders from return of capital	—	—	(0.27)	(0.14)	(0.02)

Total distributions	(0.57)	(0.34)	(0.27)	(0.14)	(0.34)

Net asset value, end of year	$9.37	$9.34	$8.98	$9.12	$9.40

Total return(b)	6.61%	8.05%	1.28%	(1.35)%	14.98%

Net assets, end of year (in 000s)	$2,935	$3,044	$2,886	$2,520	$2,539

Ratio of net expenses to average net assets	1.31%	1.29%	1.28%	1.26%	1.27%

Ratio of total expenses to average net assets	1.39%	1.40%	1.37%	1.32%	1.30%

Ratio of net investment income to average net assets	4.79%	3.70%	2.51%	0.70%	3.04%

Portfolio turnover rate(c)	2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.35	$8.99	$9.13	$9.40	$8.47

Net investment income(a)	0.50	0.39	0.27	0.12	0.34

Net realized and unrealized gain (loss)	0.15	0.36	(0.09)	(0.20)	0.99

Total from investment operations	0.65	0.75	0.18	(0.08)	1.33

Distributions to shareholders from net investment income	(0.62)	(0.39)	—	—	(0.38)

Distributions to shareholders from return of capital	—	—	(0.32)	(0.19)	(0.02)

Total distributions	(0.62)	(0.39)	(0.32)	(0.19)	(0.40)

Net asset value, end of year	$9.38	$9.35	$8.99	$9.13	$9.40

Total return(b)	7.34%	8.68%	1.87%	(0.71)%	15.53%

Net assets, end of year (in 000s)	$152,323	$150,478	$158,372	$221,056	$268,868

Ratio of net expenses to average net assets	0.72%	0.70%	0.69%	0.67%	0.68%

Ratio of total expenses to average net assets	0.80%	0.81%	0.78%	0.73%	0.70%

Ratio of net investment income to average net assets	5.38%	4.29%	2.99%	1.27%	3.62%

Portfolio turnover rate(c)	2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$11.38	$11.20	$12.00	$12.73	$12.72

Net investment income(a)	0.35	0.27	0.18	0.07	0.14

Net realized and unrealized gain (loss)	0.12	0.19	(0.75)	(0.65)	0.54

Total from investment operations	0.47	0.46	(0.57)	(0.58)	0.68

Distributions to shareholders from net investment income	(0.55)	(0.28)	(0.23)	(0.11)	(0.32)

Distributions to shareholders from net realized gains	—	—	—	(0.04)	(0.35)

Total distributions	(0.55)	(0.28)	(0.23)	(0.15)	(0.67)

Net asset value, end of year	$11.30	$11.38	$11.20	$12.00	$12.73

Total return(b)	4.37%	4.15%	(4.72)%	(4.53)%	5.15%

Net assets, end of year (in 000s)	$25,402	$28,643	$36,563	$45,557	$52,270

Ratio of net expenses to average net assets	0.91%	0.92%	0.91%	0.94%	1.00%

Ratio of total expenses to average net assets	1.12%	1.12%	1.19%	1.16%	1.17%

Ratio of net investment income to average net assets	3.07%	2.43%	1.56%	0.56%	1.07%

Portfolio turnover rate(c)	540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$11.27	$11.09	$11.88	$12.62	$12.61

Net investment income (loss)(a)	0.26	0.18	0.09	(0.03)	0.04

Net realized and unrealized gain (loss)	0.12	0.19	(0.74)	(0.64)	0.54

Total from investment operations	0.38	0.37	(0.65)	(0.67)	0.58

Distributions to shareholders from net investment income	(0.46)	(0.19)	(0.14)	(0.03)	(0.22)

Distributions to shareholders from net realized gains	—	—	—	(0.04)	(0.35)

Total distributions	(0.46)	(0.19)	(0.14)	(0.07)	(0.57)

Net asset value, end of year	$11.19	$11.27	$11.09	$11.88	$12.62

Total return(b)	3.60%	3.30%	(5.33)%	(5.28)%	4.40%

Net assets, end of year (in 000s)	$590	$1,027	$1,728	$2,938	$4,799

Ratio of net expenses to average net assets	1.66%	1.67%	1.66%	1.70%	1.75%

Ratio of total expenses to average net assets	1.87%	1.87%	1.94%	1.91%	1.91%

Ratio of net investment income (loss) to average net assets	2.32%	1.67%	0.78%	(0.22)%	0.33%

Portfolio turnover rate(c)	540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$11.36	$11.18	$11.97	$12.70	$12.70

Net investment income(a)	0.39	0.31	0.21	0.11	0.18

Net realized and unrealized gain (loss)	0.11	0.18	(0.74)	(0.65)	0.53

Total from investment operations	0.50	0.49	(0.53)	(0.54)	0.71

Distributions to shareholders from net investment income	(0.58)	(0.31)	(0.26)	(0.15)	(0.36)

Distributions to shareholders from net realized gains	—	—	—	(0.04)	(0.35)

Total distributions	(0.58)	(0.31)	(0.26)	(0.19)	(0.71)

Net asset value, end of year	$11.28	$11.36	$11.18	$11.97	$12.70

Total return(b)	4.71%	4.48%	(4.43)%	(4.24)%	5.48%

Net assets, end of year (in 000s)	$238,055	$218,637	$206,613	$251,099	$282,633

Ratio of net expenses to average net assets	0.58%	0.61%	0.60%	0.63%	0.69%

Ratio of total expenses to average net assets	0.79%	0.79%	0.86%	0.83%	0.83%

Ratio of net investment income to average net assets	3.40%	2.76%	1.87%	0.87%	1.38%

Portfolio turnover rate(c)	540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Service Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$11.30	$11.12	$11.91	$12.63	$12.62

Net investment income(a)	0.33	0.25	0.15	0.05	0.11

Net realized and unrealized gain (loss)	0.12	0.18	(0.73)	(0.65)	0.55

Total from investment operations	0.45	0.43	(0.58)	(0.60)	0.66

Distributions to shareholders from net investment income	(0.53)	(0.25)	(0.21)	(0.08)	(0.30)

Distributions to shareholders from net realized gains	—	—	—	(0.04)	(0.35)

Total distributions	(0.53)	(0.25)	(0.21)	(0.12)	(0.65)

Net asset value, end of year	$11.22	$11.30	$11.12	$11.91	$12.63

Total return(b)	4.20%	3.88%	(4.87)%	(4.74)%	4.98%

Net assets, end of year (in 000s)	$36	$427	$491	$567	$653

Ratio of net expenses to average net assets	1.08%	1.11%	1.10%	1.13%	1.18%

Ratio of total expenses to average net assets	1.29%	1.29%	1.36%	1.33%	1.34%

Ratio of net investment income to average net assets	2.89%	2.24%	1.38%	0.37%	0.85%

Portfolio turnover rate(c)	540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$11.34	$11.16	$11.95	$12.68	$12.67

Net investment income(a)	0.38	0.30	0.20	0.10	0.17

Net realized and unrealized gain (loss)	0.12	0.18	(0.73)	(0.65)	0.54

Total from investment operations	0.50	0.48	(0.53)	(0.55)	0.71

Distributions to shareholders from net investment income	(0.58)	(0.30)	(0.26)	(0.14)	(0.35)

Distributions to shareholders from net realized gains	—	—	—	(0.04)	(0.35)

Total distributions	(0.58)	(0.30)	(0.26)	(0.18)	(0.70)

Net asset value, end of year	$11.26	$11.34	$11.16	$11.95	$12.68

Total return(b)	4.63%	4.42%	(4.42)%	(4.31)%	5.43%

Net assets, end of year (in 000s)	$37,730	$35,349	$49,849	$60,048	$73,477

Ratio of net expenses to average net assets	0.66%	0.67%	0.66%	0.69%	0.75%

Ratio of total expenses to average net assets	0.87%	0.87%	0.94%	0.91%	0.92%

Ratio of net investment income to average net assets	3.32%	2.68%	1.80%	0.82%	1.31%

Portfolio turnover rate(c)	540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$11.37	$11.18	$11.98	$12.71	$12.70

Net investment income(a)	0.39	0.31	0.21	0.11	0.19

Net realized and unrealized gain (loss)	0.13	0.19	(0.74)	(0.65)	0.53

Total from investment operations	0.52	0.50	(0.53)	(0.54)	0.72

Distributions to shareholders from net investment income	(0.59)	(0.31)	(0.27)	(0.15)	(0.36)

Distributions to shareholders from net realized gains	—	—	—	(0.04)	(0.35)

Total distributions	(0.59)	(0.31)	(0.27)	(0.19)	(0.71)

Net asset value, end of year	$11.30	$11.37	$11.18	$11.98	$12.71

Total return(b)	4.72%	4.39%	(4.34)%	(4.23)%	5.49%

Net assets, end of year (in 000s)	$390,767	$363,947	$294,104	$272,464	$264,049

Ratio of net expenses to average net assets	0.57%	0.60%	0.59%	0.62%	0.68%

Ratio of total expenses to average net assets	0.77%	0.78%	0.85%	0.82%	0.82%

Ratio of net investment income to average net assets	3.41%	2.78%	1.91%	0.89%	1.40%

Portfolio turnover rate(c)	540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$11.38	$11.19	$11.99	$12.72	$12.71

Net investment income(a)	0.39	0.31	0.21	0.11	0.19

Net realized and unrealized gain (loss)	0.12	0.19	(0.74)	(0.65)	0.53

Total from investment operations	0.51	0.50	(0.53)	(0.54)	0.72

Distributions to shareholders from net investment income	(0.59)	(0.31)	(0.27)	(0.15)	(0.36)

Distributions to shareholders from net realized gains	—	—	—	(0.04)	(0.35)

Total distributions	(0.59)	(0.31)	(0.27)	(0.19)	(0.71)

Net asset value, end of year	$11.30	$11.38	$11.19	$11.99	$12.72

Total return(b)	4.72%	4.48%	(4.33)%	(4.23)%	5.49%

Net assets, end of year (in 000s)	$10,293	$8,510	$7,323	$8,160	$8,889

Ratio of net expenses to average net assets	0.57%	0.60%	0.59%	0.62%	0.68%

Ratio of total expenses to average net assets	0.77%	0.78%	0.85%	0.82%	0.82%

Ratio of net investment income to average net assets	3.41%	2.78%	1.89%	0.88%	1.40%

Portfolio turnover rate(c)	540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.90	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.49	0.48	0.42	0.32	0.33

Net realized and unrealized gain (loss)	0.05	0.37	(0.80)	(0.59)	1.43

Total from investment operations	0.54	0.85	(0.38)	(0.27)	1.76

Distributions to shareholders from net investment income	(0.48)	(0.44)	(0.62)	(0.34)	(0.35)

Distributions to shareholders from net realized gains	—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.48)	(0.49)	(0.63)	(0.43)	(0.39)

Net asset value, end of year	$8.96	$8.90	$8.54	$9.55	$10.25

Total return(c)	6.16%	10.29%	(3.85)%	(2.86)%	19.94%

Net assets, end of year (in 000s)	$1,508	$1,305	$598	$501	$501

Ratio of net expenses to average net assets	0.95%	0.98%	0.97%	0.97%	0.97%

Ratio of total expenses to average net assets	1.33%	1.46%	1.42%	1.30%	1.71%

Ratio of net investment income to average net assets	5.43%	5.60%	4.76%	3.12%	3.19%

Portfolio turnover rate(d)	761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.89	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.42	0.41	0.36	0.25	0.26

Net realized and unrealized gain (loss)	0.05	0.37	(0.81)	(0.60)	1.42

Total from investment operations	0.47	0.78	(0.45)	(0.35)	1.68

Distributions to shareholders from net investment income	(0.41)	(0.38)	(0.55)	(0.26)	(0.27)

Distributions to shareholders from net realized gains	—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.41)	(0.43)	(0.56)	(0.35)	(0.31)

Net asset value, end of year	$8.95	$8.89	$8.54	$9.55	$10.25

Total return(c)	5.38%	9.35%	(4.57)%	(3.59)%	19.06%

Net assets, end of year (in 000s)	$1,943	$597	$328	$197	$77

Ratio of net expenses to average net assets	1.70%	1.73%	1.72%	1.72%	1.72%

Ratio of total expenses to average net assets	2.10%	2.23%	2.18%	2.07%	2.71%

Ratio of net investment income to average net assets	4.65%	4.79%	4.09%	2.52%	2.52%

Portfolio turnover rate(d)	761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.89	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.51	0.51	0.43	0.36	0.37

Net realized and unrealized gain (loss)	0.06	0.36	(0.78)	(0.60)	1.42

Total from investment operations	0.57	0.87	(0.35)	(0.24)	1.79

Distributions to shareholders from net investment income	(0.51)	(0.47)	(0.65)	(0.37)	(0.38)

Distributions to shareholders from net realized gains	—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.51)	(0.52)	(0.66)	(0.46)	(0.42)

Net asset value, end of year	$8.95	$8.89	$8.54	$9.55	$10.25

Total return(c)	6.52%	10.53%	(3.53)%	(2.54)%	20.34%

Net assets, end of year (in 000s)	$26,116	$14,364	$13,094	$25,483	$25,710

Ratio of net expenses to average net assets	0.62%	0.65%	0.64%	0.64%	0.64%

Ratio of total expenses to average net assets	1.00%	1.15%	1.06%	0.98%	1.75%

Ratio of net investment income to average net assets	5.73%	5.89%	4.96%	3.47%	3.63%

Portfolio turnover rate(d)	761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.90	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.51	0.51	0.44	0.35	0.36

Net realized and unrealized gain (loss)	0.06	0.36	(0.80)	(0.60)	1.43

Total from investment operations	0.57	0.87	(0.36)	(0.25)	1.79

Distributions to shareholders from net investment income	(0.50)	(0.46)	(0.64)	(0.36)	(0.38)

Distributions to shareholders from net realized gains	—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.50)	(0.51)	(0.65)	(0.45)	(0.42)

Net asset value, end of year	$8.97	$8.90	$8.54	$9.55	$10.25

Total return(c)	6.55%	10.56%	(3.61)%	(2.62)%	20.24%

Net assets, end of year (in 000s)	$15,161	$7,253	$268	$118	$54

Ratio of net expenses to average net assets	0.70%	0.74%	0.72%	0.72%	0.72%

Ratio of total expenses to average net assets	1.09%	1.20%	1.18%	1.05%	1.81%

Ratio of net investment income to average net assets	5.66%	5.86%	5.12%	3.46%	3.54%

Portfolio turnover rate(d)	761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.89	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.52	0.51	0.44	0.36	0.37

Net realized and unrealized gain (loss)	0.06	0.36	(0.79)	(0.60)	1.43

Total from investment operations	0.58	0.87	(0.35)	(0.24)	1.80

Distributions to shareholders from net investment income	(0.51)	(0.47)	(0.65)	(0.37)	(0.39)

Distributions to shareholders from net realized gains	—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.51)	(0.52)	(0.66)	(0.46)	(0.43)

Net asset value, end of year	$8.96	$8.89	$8.54	$9.55	$10.25

Total return(c)	6.64%	10.54%	(3.52)%	(2.53)%	20.35%

Net assets, end of year (in 000s)	$60	$56	$51	$53	$54

Ratio of net expenses to average net assets	0.61%	0.64%	0.63%	0.63%	0.63%

Ratio of total expenses to average net assets	0.99%	1.13%	1.07%	0.97%	1.72%

Ratio of net investment income to average net assets	5.78%	5.90%	5.07%	3.48%	3.64%

Portfolio turnover rate(d)	761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.89	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.52	0.51	0.44	0.36	0.36

Net realized and unrealized gain (loss)	0.06	0.36	(0.79)	(0.60)	1.44

Total from investment operations	0.58	0.87	(0.35)	(0.24)	1.80

Distributions to shareholders from net investment income	(0.51)	(0.47)	(0.65)	(0.37)	(0.39)

Distributions to shareholders from net realized gains	—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.51)	(0.52)	(0.66)	(0.46)	(0.43)

Net asset value, end of year	$8.96	$8.89	$8.54	$9.55	$10.25

Total return(c)	6.65%	10.54%	(3.52)%	(2.53)%	20.35%

Net assets, end of year (in 000s)	$93,534	$73,551	$50,736	$73,188	$89,424

Ratio of net expenses to average net assets	0.61%	0.64%	0.63%	0.63%	0.63%

Ratio of total expenses to average net assets	0.99%	1.11%	1.06%	0.97%	1.10%

Ratio of net investment income to average net assets	5.78%	5.95%	5.02%	3.48%	3.46%

Portfolio turnover rate(d)	761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

168	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements March 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Bond Fund and Goldman Sachs Core Fixed Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Dynamic Bond Fund(a)	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Global Core Fixed Income Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Income Fund	A, C, Institutional, Investor, R6 and P	Diversified

(a)	Effective after the close of business on June 17, 2024, the Goldman Sachs Strategic Income Fund was renamed the Goldman Sachs Dynamic Bond Fund.

Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Bond, Core Fixed Income, Dynamic Bond and Income Funds pursuant to management agreements with the Trust. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM and Goldman Sachs, serves as investment adviser to the Global Core Fixed Income Fund pursuant to a management agreement with the Trust (the management agreements with GSAM and GSAMI are collectively referred to herein as the “Agreements”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities

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Notes to Financial Statements (continued) March 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Bond Fund	Daily/Monthly	Annually

Core Fixed Income Fund	Daily/Monthly	Annually

Dynamic Bond Fund	Monthly/Monthly	Annually

Global Core Fixed Income Fund	Daily/Monthly	Annually

Income Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM and GSAMI as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM and GSAMI have day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issue challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are

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Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Dynamic Bond and Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2025:

BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$211,585,356	$—

Corporate Obligations	—	117,968,441	—

Asset-Backed Securities	—	38,653,699	—

U.S. Treasury Obligations	20,516,321	—	—

Municipal Debt Obligations	—	3,554,752	—

Sovereign Debt Obligations	—	3,261,031	—

Bank Loans	—	2,888,879	—

Investment Company	11,551,292	—	—

Total	$32,067,613	$377,912,158	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(48,665,027)	$—

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Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$3,601,948	$—

Futures Contracts(a)	410,782	—	—

Interest Rate Swap Contracts(a)	—	1,671,650	—

Purchased Option Contracts	—	2,087,501	—

Total	$410,782	$7,361,099	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(3,246,406)	$—

Futures Contracts(a)	(18,094)	—	—

Interest Rate Swap Contracts(a)	—	(1,377,760)	—

Credit Default Swap Contracts(a)	—	(61,151)	—

Written Option Contracts	—	(2,119,587)	—

Total	$(18,094)	$(6,804,904)	$—

CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$1,075,564,771	$—

U.S. Treasury Obligations	622,157,122	—	—

Corporate Obligations	—	606,199,683	—

Asset-Backed Securities	—	212,021,463	—

Sovereign Debt Obligations	11,619,350	17,564,774	—

Agency Debentures	—	23,143,826	—

Municipal Debt Obligations	—	11,494,894	—

Investment Company	78,901,571	—	—

Total	$712,678,043	$1,945,989,411	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(236,566,543)	$—

Derivative Type

Assets

Futures Contracts(a)	$2,149,908	$—	$—

Interest Rate Swap Contracts(a)	—	4,822,607	—

Credit Default Swap Contracts(a)	—	197,611	—

Purchased Option Contracts	—	401,857	—

Total	$2,149,908	$5,422,075	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(150,818)	$—

Futures Contracts(a)	(226,355)	—	—

Interest Rate Swap Contracts(a)	—	(3,657,752)	—

Credit Default Swap Contracts(a)	—	(412,308)	—

Written Option Contracts	—	(996,831)	—

Total	$(226,355)	$(5,217,709)	$—

DYNAMIC BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$571,788,975	$—

Corporate Obligations	—	189,268,920	—

Asset-Backed Securities	—	160,027,913	—

U.S. Treasury Obligations	134,059,160	—	—

Bank Loans	—	53,819,875	—

Municipal Debt Obligations	—	7,829,544	—

Sovereign Debt Obligations	—	7,130,697	—

Common Stock and/or Other Equity Investments(b)

North America	399,655	—	—

Rights	—	353,220	—

Investment Company	64,025,049	—	—

Total	$198,483,864	$990,219,144	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(244,533,640)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$14,185,492	$—

Futures Contracts(a)	2,213,516	—	—

Interest Rate Swap Contracts(a)	—	13,488,904	—

Credit Default Swap Contracts(a)	—	360,187	—

Purchased Option Contracts	—	12,107,836	—

Total	$2,213,516	$40,142,419	$—

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Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

DYNAMIC BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(12,250,902)	$—

Futures Contracts(a)	(1,272,558)	—	—

Interest Rate Swap Contracts(a)	—	(11,340,609)	—

Credit Default Swap Contracts(a)	—	(1,081,680)	—

Total Return Swap Contracts(a)	—	(636,251)	—

Written Option Contracts	—	(12,799,082)	—

Total	$(1,272,558)	$(38,108,524)	$—

GLOBAL CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$247,524,557	$—

Corporate Obligations	—	200,063,424	—

Sovereign Debt Obligations	108,083,013	45,477,457	—

Asset-Backed Securities	—	79,006,868	—

U.S. Treasury Obligations	36,092,953	—	—

Exchange Traded Funds	307,009	—	—

Investment Company	13,507,177	—	—

Short-term Investments	—	10,785,461	—

Total	$157,990,152	$582,857,767	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(27,959,105)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$2,832,747	$—

Futures Contracts(a)	913,508	—	—

Interest Rate Swap Contracts(a)	—	3,711,525	—

Credit Default Swap Contracts(a)	—	120,270	—

Purchased Option Contracts	—	274,341	—

Total	$913,508	$6,938,883	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GLOBAL CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(9,480,636)	$—

Futures Contracts(a)	(1,624,181)	—	—

Interest Rate Swap Contracts(a)	—	(2,811,652)	—

Credit Default Swap Contracts(a)	—	(230,495)	—

Written Option Contracts	—	(678,223)	—

Total	$(1,624,181)	$(13,201,006)	$—

INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$99,547,914	$—

Mortgage-Backed Obligations	—	26,759,184	—

Asset-Backed Securities	—	9,293,233	—

Bank Loans	—	8,524,613	—

Sovereign Debt Obligations	—	4,337,385	—

U.S. Treasury Obligations	2,968,391	—	—

Common Stock and/or Other Equity Investments(b)

Europe	—	153,622	—

North America	74,747	37,136	—

Rights	—	58,870	—

Investment Company	2,582,388	—	—

Total	$5,625,526	$148,711,957	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(12,698,555)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$23,257	$—

Futures Contracts	212,813	—	—

Credit Default Swap Contracts	—	32,884	—

Total	$212,813	$56,141	$—

179

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(189,923)	$—

Futures Contracts	(20,870)	—	—

Interest Rate Swap Contracts	—	(12,754)	—

Credit Default Swap Contracts	—	(29,746)	—

Total	$(20,870)	$(232,423)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of March 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Bond Fund Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Payable for unrealized loss on swap contracts; Variation margin on swap contracts	$(61,151	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	5,553,178		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(5,041,251)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	2,218,703	(b)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(1,720,596	)(b)

Total		$7,771,881			$(6,822,998)

180

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Core Fixed Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$197,611	(b)	Variation margin on swap contracts	$(412,308	)(b)

Currency	—	—		Payable for unrealized loss on forward foreign currency contracts	(150,818)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	7,374,372	(b)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(4,880,938	)(b)

Total		$7,571,983			$(5,444,064)

Dynamic Bond Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$360,187	(b)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	$(1,081,680	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	25,236,592		Payable for unrealized loss on forward foreign currency contracts; Written options, at value	(22,379,614)

Equity	—	—		Payable for unrealized loss on swap contracts	(636,251	)(a)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	16,759,156	(b)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(15,283,537	)(b)

Total		$42,355,935			$(39,381,082)

Global Core Fixed Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$120,270	(b)	Payable for unrealized loss on swap contracts, Variation margin on swap contracts	$(230,495	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	2,832,747		Payable for unrealized loss on forward foreign currency exchange contracts	(9,480,636)

Interest rate	Receivable for unrealized gain on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	4,899,374	(b)	Payable for unrealized loss on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(5,114,056	)(a)(b)

Total		$7,852,391			$(14,825,187)

181

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$32,884	(b)	Variation margin on swap contracts	$(29,746	)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	23,257		Payable for unrealized loss on forward foreign currency exchange contracts	(189,923)

Interest rate	Variation margin on futures contracts	212,813	(b)	Variation margin on futures contracts; Variation margin on swap contracts	(33,624	)(b)

Total		$268,954			$(253,293)

(a)

Aggregate of amounts include $24,312, $825,347 and $46,346 for the Bond, Dynamic Bond and Global Core Fixed Income Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, a Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which a Fund is entitled to a full return.

(b)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended March 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Bond Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$174,325	$(116,754)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options contracts and written options contracts	646,523	243,436

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	(459,657)	(1,087,034)

Total		$361,191	$(960,352)

182

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Core Fixed Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$3,455,284	$(2,049,813)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	5,994	(152,594)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	(6,714,355)	(593,666)

Total		$(3,253,077)	$(2,796,073)

Dynamic Bond Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$3,280,158	$(1,241,861)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts; purchased options contracts and written options contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts; purchased options contracts and written options contracts	2,851,694	1,639,481

Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(4,719,023)	(636,251)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	13,023,973	(4,157,573)

Total		$14,436,802	$(4,396,204)

Global Core Fixed Income Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$1,172,435	$(422,553)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	14,289,433	(9,056,433)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	2,309,259	(2,587,869)

Total		$17,771,127	$(12,066,855)

183

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

Income Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$53,690	$(38,745)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	257,191	(167,577)

Interest rate	Net realized gain (loss) from futures contracts, and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	(292,066)	233,294

Total		$18,815	$26,972

For the fiscal year ended March 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

	Futures	Forward	Swap	Purchased	Purchased	Written	Written
Fund	Contracts	Contracts	Agreements	Options	Swaptions	Options	Swaptions

Bond Fund	1,020	$525,936,670	$1,075,732,041	286,620,806	$41,125,868	275,191,035	$ 48,429,989

Core Fixed Income Fund	3,723	3,150,830	2,875,715,644	—	97,620,744	121,553,282	—

Dynamic Bond Fund	3,768	2,398,108,803	7,240,423,774	1,407,749,681	322,172,543	1,356,270,531	303,672,515

Global Core Fixed Income Fund	2,138	503,771,828	2,112,232,523	—	66,740,346	—	82,885,422

Income Fund	259	4,140,201	55,193,388	—	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended March 31, 2025.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

184

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM or GSAMI believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of March 31, 2025:

Bond Fund

	Derivative Assets(1)			Derivative Liabilities(1)

		Forward			Forward			Net Derivative	Collateral
	Options	Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Barclays Bank PLC	$220,657	$—	$220,657	$—	$—	$(128,397)	$(128,397)	$ 92,260	$—	$ 92,260

BNP Paribas SA	515,102	—	515,102	—	—	(464,642)	(464,642)	50,460	—	50,460

BofA Securities LLC	392,558	—	392,558	—	—	(283,882)	(283,882)	108,676	—	108,676

Citibank NA	129,721	—	129,721	—	—	(122,216)	(122,216)	7,505	—	7,505

Deutsche Bank AG (London)	7,170	—	7,170	—	—	(69,579)	(69,579)	(62,409)	—	(62,409)

HSBC Bank PLC	131,378	—	131,378	—	—	(67,155)	(67,155)	64,223	—	64,223

JPMorgan Securities, Inc.	235,281	3,601,948	3,837,229	(24,312)	(3,246,406)	(289,706)	(3,560,424)	276,805	—	276,805

MS & Co. Int. PLC	3,749	—	3,749	—	—	(170,991)	(170,991)	(167,242)	—	(167,242)

Royal Bank of Canada	—	—	—	—	—	(11,275)	(11,275)	(11,275)	—	(11,275)

Standard Chartered Bank	349,304	—	349,304	—	—	(467,268)	(467,268)	(117,964)	—	(117,964)

UBS AG (London)	102,581	—	102,581	—	—	(44,476)	(44,476)	58,105	—	58,105

Total	$2,087,501	$3,601,948	$5,689,449	$(24,312)	$(3,246,406)	$(2,119,587)	$(5,390,305)	$299,144	$—	$299,144

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Dynamic Bond Fund

	Derivative Assets(1)			Derivative Liabilities(1)

		Forward			Forward			Net Derivative	Collateral
	Options	Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Barclays Bank PLC	$1,246,857	$—	$1,246,857	$—	$—	$(715,500)	$(715,500)	$ 531,357	$ —	$531,357

BNP Paribas SA	3,218,756	—	3,218,756	—	—	(2,833,815)	(2,833,815)	384,941	(250,000)	134,941

BofA Securities LLC	2,205,301	—	2,205,301	—	—	(1,662,344)	(1,662,344)	542,957	—	542,957

Citibank NA	716,251	—	716,251	—	—	(759,176)	(759,176)	(42,925)	42,925	—

Deutsche Bank AG (London)	39,298	—	39,298	—	—	(387,486)	(387,486)	(348,188)	—	(348,188)

HSBC Bank PLC	749,682	—	749,682	—	—	(377,910)	(377,910)	371,772	—	371,772

JPMorgan Securities, Inc.	1,306,501	14,185,492	15,491,993	(825,347)	(12,250,902)	(1,782,116)	(14,858,365)	633,628	—	633,628

MS & Co. Int. PLC	20,295	—	20,295	—	—	(1,333,601)	(1,333,601)	(1,313,306)	820,000	(493,306)

185

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Bond Fund

	Derivative Assets(1)			Derivative Liabilities(1)

		Forward			Forward			Net Derivative	Collateral
	Options	Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Royal Bank of Canada (UK)	$—	$—	$—	$—	$—	$(61,553)	$(61,553)	$(61,553)	$—	$(61,553)

Standard Chartered Bank	2,017,312	—	2,017,312	—	—	(2,639,022)	(2,639,022)	(621,710)	—	(621,710)

UBS AG (London)	587,583	—	587,583	—	—	(246,559)	(246,559)	341,024	—	341,024

Total	$12,107,836	$14,185,492	$26,293,328	$(825,347)	$(12,250,902)	$(12,799,082)	$(25,875,331)	$417,997	$612,925	$1,030,922

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Global Core Fixed Income Fund

	Derivative Assets(1)				Derivative Liabilities(1)

			Forward			Forward			Net Derivative	Collateral
	Options		Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Swaps	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

BNP Paribas SA	$274,341	$—	$—	$274,341	$—	$—	$(180,493)	$(180,493)	$93,848	$—	$93,848

BofA Securities LLC	—	—	—	—	(5,825)	—	(45,900)	(51,725)	(51,725)	—	(51,725)

Citibank NA	—	50,728	—	50,728	—	—	(63,389)	(63,389)	(12,661)	12,661	—

JPMorgan Securities, Inc.	—	—	2,832,747	2,832,747	(40,521)	(9,480,636)	(110,751)	(9,631,908)	(6,799,161)	6,799,161	—

MS & Co. Int. PLC	—	3,228	—	3,228	—	—	(277,690)	(277,690)	(274,462)	260,000	(14,462)

Total	$274,341	$53,956	$2,832,747	$3,161,044	$(46,346)	$(9,480,636)	$(678,223)	$(10,205,205)	$(7,044,161)	$7,071,822	$27,661

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM and GSAMI manage the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM and GSAMI are entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

186

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended March 31, 2025, contractual and effective net management fees with GSAM and GSAMI were at the following rates:

	Contractual Management Rate

	First	Next	Next	Next	Over		Effective Net Management
Fund	$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Effective Rate	Rate^

Bond Fund	0.41%	0.37%	0.35%	0.34%	0.34%	0.41%	0.41%

Core Fixed Income Fund	0.40	0.36	0.34	0.33	0.32	0.38	0.33*

Dynamic Bond Fund	0.60	0.54	0.51	0.50	0.49	0.60	0.59

Global Core Fixed Income Fund	0.65	0.59	0.56	0.55	0.54	0.65	0.54(a)

Income Fund	0.55	0.50	0.47	0.46	0.45	0.55	0.54(b)

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

GSAM agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.33% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least July 28, 2025, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

(a)

Prior to July 29, 2024, GSAMI agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.56% as an annual percentage rate of the average daily net assets of the Fund. Effective July 29, 2024, GSAMI agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.53% as an annual percentage rate of the average daily net assets of the Fund. This management fee waiver arrangement will remain in effect through at least July 28, 2025, and prior to such date, GSAMI may not terminate the arrangement without the approval of the Board of Trustees.

(b)

Effective January 31, 2025, GSAM agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.50% as an annual percentage of the average daily net assets of the Fund. This management fee waiver arrangement will remain in effect through at least July 29, 2026, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), which is affiliated Underlying Fund. GSAM and GSAMI have agreed to waive a portion of their management fee payable by the Funds in an amount equal to the management fee they earn as investment advisers to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the fiscal year ended March 31, 2025, GSAM waived $7,640, $79,826, $44,653 and $7,440 of the management fee for the Bond, Core Fixed Income, Dynamic Bond and Income Funds, respectively. For the fiscal year ended March 31, 2025, GSAMI waived $17,607 of the management fee for the Global Core Fixed Income Fund.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

187

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Notes to Financial Statements (continued) March 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended March 31, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Bond Fund	$2,847	$ —

Core Fixed Income Fund	6,072	323

Dynamic Bond Fund	3,143	—

Global Core Fixed Income Fund	584	—

Income Fund	813	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Prior to July 29, 2024, Goldman Sachs agreed to waive a portion of its transfer agency fee equal to 0.02% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Global Core Fixed Income Fund. Effective July 29, 2024, this agreement terminated.

F. Other Expense Agreements and Affiliated Transactions — GSAM and GSAMI have agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM and GSAMI for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Bond, Core Fixed Income, Dynamic Bond, Global Core Fixed Income and Income Funds are 0.004%, 0.014%, 0.054%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least July 28, 2025 for each Fund, except for the Income Fund which will remain in effect through at least July 29, 2026, and prior to such date GSAM and GSAMI may not terminate the arrangements

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above. Prior to February 3, 2025, the Other Expense limitations as an annual percentage rate of average daily net assets for the Income Fund was 0.054%.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the fiscal year ended March 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Bond Fund	$ 7,640	$1,066	$811,781	$ 820,487

Core Fixed Income Fund	1,101,640	3,446	568,649	1,673,735

Dynamic Bond Fund	44,653	901	576,368	621,922

Global Core Fixed Income Fund	753,912	4,362	588,713	1,346,987

Income Fund	18,458	65	436,531	455,054

G. Line of Credit Facility — As of March 31, 2025, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended March 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000. The facility was changed to $1,300,000,000 on April 14, 2025.

H. Other Transactions with Affiliates — For the fiscal year ended March 31, 2025, Goldman Sachs earned $51,445, $183,974 and $282,475 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Bond, Core Fixed Income and Dynamic Bond Funds, respectively.

As of March 31, 2025, the following Funds were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Portfolio

Global Core Fixed Income Fund	27%	25%

As of March 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional	Service	Class R6

Bond Fund	—%	12%	—%

Income Fund	26	—	100

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Notes to Financial Statements (continued) March 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Government Money Market Fund as of and for the fiscal year ended March 31, 2025:

Fund	Underlying Fund	Market Value as of March 31, 2024	Purchases at Cost	Proceeds from Sales	Market Value as of March 31, 2025	Shares as of March 31, 2025	Dividend Income

Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$196,658,242	$(185,106,950)	$11,551,292	11,551,292	$231,768

Core Fixed Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	999,073,792	(920,172,221)	78,901,571	78,901,571	2,412,929

Dynamic Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	645,624,126	(581,599,077)	64,025,049	64,025,049	1,261,945

Global Core Fixed Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	9,667,648	312,606,751	(308,767,222)	13,507,177	13,507,177	581,886

Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	7,515,504	63,244,376	(68,177,492)	2,582,388	2,582,388	227,118

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended March 31, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Bond Fund	$ 4,191,131,397	$116,225,427	$ 4,162,908,624	$129,139,002

Core Fixed Income Fund	20,500,557,664	573,786,354	20,243,800,489	548,298,616

Dynamic Bond Fund	19,365,684,122	419,044,332	19,241,591,158	331,447,216

Global Core Fixed Income Fund	3,131,170,971	266,265,673	3,099,725,670	283,161,286

Income Fund	902,308,333	64,442,122	895,946,256	22,292,411

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Distributions paid from:

Ordinary income	$15,942,733	$92,978,112	$49,574,381	$34,294,937	$6,682,593

Total taxable distributions	$15,942,733	$92,978,112	$49,574,381	$34,294,937	$6,682,593

Tax return of capital	$—	$—	$—	$—	$35,924

The tax character of distributions paid during the fiscal year ended March 31, 2024 was as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Distributions paid from:

Ordinary income	$13,732,844	$72,197,532	$27,064,069	$16,873,763	$4,220,266

Total taxable distributions	$13,732,844	$72,197,532	$27,064,069	$16,873,763	$4,220,266

Tax return of capital	$—	$250,628	$—	$—	$487,579

As of March 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Undistributed ordinary income — net	$1,964,050	$138,163	$6,723,447	$12,664,262	$—

Capital loss carryforwards:

Perpetual Short-Term	(18,941,738)	(78,935,017)	(1,178,393,206)	(26,954,073)	(856,131)

Perpetual Long-Term	(31,420,526)	(100,183,609)	(776,775,255)	(21,416,080)	(8,904,676)

Total capital loss carryforwards	(50,362,264)	(179,118,626)	(1,955,168,461)	(48,370,153)	(9,760,807)

Timing differences (Post October Capital Loss Deferral/Qualified Late Year Ordinary Loss Deferral/Dividends Payable and Straddle Loss Deferrals)	$(2,681,704)	$(8,429,344)	$(9,770,123)	$(377,853)	$(126,044)

Unrealized gains (loss) — net	(6,421,051)	(74,190,041)	366,863	(17,185,453)	(287,976)

Total accumulated earnings (loss) net	$(57,500,969)	$(261,599,848)	$(1,957,848,274)	$(53,269,197)	$(10,174,827)

As of March 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Tax Cost	$420,067,226	$2,735,374,101	$1,206,820,608	$751,892,125	$154,593,179

Gross unrealized gain	3,712,625	15,498,829	16,259,670	5,756,205	2,606,786

Gross unrealized loss	(10,133,676)	(89,688,870)	(15,892,807)	(22,941,658)	(2,894,762)

Net unrealized gain (loss)	$(6,421,051)	$(74,190,041)	$366,863	$(17,185,453)	$(287,976)

191

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of material modification of debt securities, swap transactions, and market discount accretion and premium amortization.

The Dynamic Bond and Income Funds reclassed $51,589 and $14,448, respectively, from paid-in capital to distributable earnings for the year ending March 31, 2025. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from differences in the tax treatment of partnership investments.

The Global Core Fixed Income Fund reclassed $2 from distributable earnings to paid-in capital for the year ending March 31, 2025. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from realized gain/(loss) on foreign currency.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan-and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Credit/Default Risk — An issuer or guarantor of a security held by the Funds, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

192

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

8. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk— As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Funds will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

193

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

8. OTHER RISKS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility

194

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

8. OTHER RISKS (continued)

due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Funds may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM and GSAMI believe the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Fund’s financial statements.

195

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM and GSAMI have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

196

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Bond Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	March 31, 2025		March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	758,385	$6,711,069	1,161,819	$10,150,341

Reinvestment of distributions	221,829	1,958,550	203,478	1,773,405

Shares redeemed	(1,134,220)	(9,969,617)	(1,617,531)	(14,061,952)

	(154,006)	(1,299,998)	(252,234)	(2,138,206)

Class C Shares

Shares sold	95,419	847,698	35,730	308,623

Reinvestment of distributions	8,566	75,546	9,668	84,201

Shares redeemed	(95,569)	(840,694)	(190,075)	(1,658,930)

	8,416	82,550	(144,677)	(1,266,106)

Institutional Shares

Shares sold	3,059,716	27,102,136	1,949,188	17,036,026

Reinvestment of distributions	492,362	4,345,796	444,230	3,872,674

Shares redeemed	(4,439,433)	(39,249,894)	(3,769,791)	(33,257,093)

	(887,355)	(7,801,962)	(1,376,373)	(12,348,393)

Service Shares

Shares sold	1,767	15,586	2,254	19,634

Reinvestment of distributions	631	5,575	478	4,164

Shares redeemed	(30)	(262)	(3,263)	(29,236)

	2,368	20,899	(531)	(5,438)

Investor Shares

Shares sold	1,029,688	9,099,471	1,358,037	11,756,067

Reinvestment of distributions	141,381	1,244,245	157,953	1,375,653

Shares redeemed	(1,732,832)	(15,153,736)	(3,522,114)	(30,405,855)

	(561,763)	(4,810,020)	(2,006,124)	(17,274,135)

Class R6 Shares

Shares sold	2,480,544	21,830,937	2,083,242	18,189,601

Reinvestment of distributions	361,636	3,192,136	312,923	2,726,844

Shares redeemed	(2,486,617)	(21,899,808)	(2,170,115)	(18,896,510)

	355,563	3,123,265	226,050	2,019,935

Class R Shares

Shares sold	76,159	671,066	69,968	614,501

Reinvestment of distributions	10,509	92,698	9,336	81,359

Shares redeemed	(67,746)	(589,367)	(70,980)	(618,099)

	18,922	174,397	8,324	77,761

Class P Shares

Shares sold	3,067,280	27,077,613	2,760,687	24,066,470

Reinvestment of distributions	553,615	4,887,250	420,559	3,665,495

Shares redeemed	(1,556,837)	(13,701,470)	(1,894,287)	(16,463,638)

	2,064,058	18,263,393	1,286,959	11,268,327

NET INCREASE (DECREASE)	846,203	$7,752,524	(2,258,606)	$(19,666,255)

197

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Core Fixed Income Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	March 31, 2025		March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	3,073,603	$27,977,324	3,757,706	$33,965,864

Reinvestment of distributions	506,110	4,615,609	466,225	4,211,602

Shares redeemed	(2,770,181)	(25,274,400)	(3,981,012)	(35,455,075)

	809,532	7,318,533	242,919	2,722,391

Class C Shares

Shares sold	164,969	1,512,267	303,200	2,770,632

Reinvestment of distributions	25,167	230,753	22,603	205,284

Shares redeemed	(214,897)	(1,968,459)	(195,255)	(1,777,607)

	(24,761)	(225,439)	130,548	1,198,309

Institutional Shares

Shares sold	24,926,612	228,647,657	38,406,605	349,765,218

Reinvestment of distributions	2,486,251	22,776,643	2,024,306	18,363,147

Shares redeemed	(23,378,602)	(214,182,873)	(24,516,133)	(221,961,847)

	4,034,261	37,241,427	15,914,778	146,166,518

Service Shares

Shares sold	12,233	112,635	2,770	25,311

Reinvestment of distributions	582	5,336	661	6,000

Shares redeemed	(9,341)	(87,574)	(13,416)	(120,877)

	3,474	30,397	(9,985)	(89,566)

Investor Shares

Shares sold	15,817,037	144,190,160	32,345,451	293,218,104

Reinvestment of distributions	1,938,772	17,702,080	1,260,965	11,405,991

Shares redeemed	(16,435,743)	(149,608,304)	(11,147,102)	(100,454,946)

	1,320,066	12,283,936	22,459,314	204,169,149

Class R6 Shares

Shares sold	7,382,765	67,064,760	7,050,781	64,383,520

Reinvestment of distributions	876,093	8,036,123	959,508	8,733,956

Shares redeemed	(4,254,696)	(39,131,095)	(19,639,681)	(178,917,239)

	4,004,162	35,969,788	(11,629,392)	(105,799,763)

Class R Shares

Shares sold	58,495	533,029	57,149	519,111

Reinvestment of distributions	12,603	114,970	14,212	128,519

Shares redeemed	(135,537)	(1,222,348)	(65,314)	(589,263)

	(64,439)	(574,349)	6,047	58,367

Class P Shares

Shares sold	33,044,777	303,098,688	24,702,379	224,106,636

Reinvestment of distributions	4,165,310	38,230,471	3,056,004	27,782,319

Shares redeemed	(13,108,687)	(120,138,539)	(11,044,657)	(99,642,707)

	24,101,400	221,190,620	16,713,726	152,246,248

NET INCREASE	34,183,695	$313,234,913	43,827,955	$400,671,653

198

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Dynamic Bond Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	March 31, 2025		March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,285,320	$12,083,844	779,867	$7,135,723

Reinvestment of distributions	581,942	5,445,118	427,341	3,894,586

Shares redeemed	(2,855,154)	(26,798,288)	(3,703,038)	(33,643,887)

	(987,892)	(9,269,326)	(2,495,830)	(22,613,578)

Class C Shares

Shares sold	564,604	5,291,393	272,782	2,496,257

Reinvestment of distributions	32,882	307,022	20,114	182,625

Shares redeemed	(221,320)	(2,078,030)	(497,926)	(4,533,673)

	376,166	3,520,385	(205,030)	(1,854,791)

Institutional Shares

Shares sold	26,294,179	247,646,648	12,443,378	114,056,711

Reinvestment of distributions	2,465,063	23,105,644	1,311,810	11,989,398

Shares redeemed	(13,262,604)	(124,814,029)	(11,566,788)	(105,436,841)

	15,496,638	145,938,263	2,188,400	20,609,268

Investor Shares

Shares sold	8,643,962	81,270,808	1,326,126	12,163,086

Reinvestment of distributions	375,555	3,521,455	85,603	783,945

Shares redeemed	(1,692,455)	(15,933,862)	(816,123)	(7,405,643)

	7,327,062	68,858,401	595,606	5,541,388

Class R6 Shares

Shares sold	1,433,060	13,459,888	4,183,634	38,180,617

Reinvestment of distributions	106,067	993,064	73,433	669,933

Shares redeemed	(1,524,077)	(14,320,911)	(841,165)	(7,697,583)

	15,050	132,041	3,415,902	31,152,967

Class R Shares

Shares sold	52,632	493,611	47,352	430,499

Reinvestment of distributions	18,903	176,429	11,995	109,255

Shares redeemed	(84,057)	(785,232)	(54,854)	(500,220)

	(12,522)	(115,192)	4,493	39,534

Class P Shares

Shares sold	883,765	8,320,004	628,421	5,735,286

Reinvestment of distributions	1,073,151	10,032,529	715,561	6,520,191

Shares redeemed	(1,808,726)	(16,966,201)	(2,867,545)	(25,993,169)

	148,190	1,386,332	(1,523,563)	(13,737,692)

NET INCREASE	22,362,692	$210,450,904	1,979,978	$19,137,096

199

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Core Fixed Income Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	March 31, 2025		March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	389,620	$4,452,378	595,847	$6,644,012

Reinvestment of distributions	93,357	1,060,593	52,764	589,525

Shares redeemed	(751,816)	(8,593,490)	(1,397,427)	(15,631,660)

	(268,839)	(3,080,519)	(748,816)	(8,398,123)

Class C Shares

Shares sold	19,978	230,866	13,371	149,632

Reinvestment of distributions	2,503	28,127	2,129	23,532

Shares redeemed	(60,859)	(689,967)	(80,144)	(887,739)

	(38,378)	(430,974)	(64,644)	(714,575)

Institutional Shares

Shares sold	5,028,153	57,299,433	6,206,648	69,277,775

Reinvestment of distributions	1,023,565	11,609,979	508,245	5,669,545

Shares redeemed	(4,192,268)	(47,713,978)	(5,958,164)	(66,217,640)

	1,859,450	21,195,434	756,729	8,729,680

Service Shares

Shares sold	3,780	43,089	10,490	116,979

Reinvestment of distributions	1,496	16,866	911	10,106

Shares redeemed	(39,871)	(447,432)	(17,827)	(196,867)

	(34,595)	(387,477)	(6,426)	(69,782)

Investor Shares

Shares sold	1,469,082	16,625,041	810,402	8,971,383

Reinvestment of distributions	129,780	1,469,076	104,818	1,166,334

Shares redeemed	(1,364,871)	(15,477,340)	(2,266,095)	(25,255,802)

	233,991	2,616,777	(1,350,875)	(15,118,085)

Class R6 Shares

Shares sold	4,301,514	49,040,637	6,774,423	74,909,740

Reinvestment of distributions	1,673,832	18,987,492	793,086	8,859,024

Shares redeemed	(3,417,582)	(38,563,193)	(1,853,708)	(20,490,400)

	2,557,764	29,464,936	5,713,801	63,278,364

Class P Shares

Shares sold	203,153	2,328,890	122,028	1,325,830

Reinvestment of distributions	44,218	502,362	19,366	216,488

Shares redeemed	(84,490)	(954,375)	(47,913)	(540,388)

	162,881	1,876,877	93,481	1,001,930

NET INCREASE	4,472,274	$51,255,054	4,393,250	$48,709,409

200

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Income Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	March 31, 2025		March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	84,737	$761,656	86,999	$747,690

Reinvestment of distributions	8,919	80,006	5,807	50,414

Shares redeemed	(72,096)	(643,952)	(16,119)	(139,273)

	21,560	197,710	76,687	658,831

Class C Shares

Shares sold	165,357	1,478,911	46,951	411,487

Reinvestment of distributions	5,911	53,033	1,802	15,599

Shares redeemed	(21,381)	(190,247)	(20,112)	(171,226)

	149,887	1,341,697	28,641	255,860

Institutional Shares

Shares sold	1,928,644	17,210,994	93,861	818,525

Reinvestment of distributions	157,302	1,412,459	93,956	812,245

Shares redeemed	(783,835)	(7,042,699)	(106,568)	(918,979)

	1,302,111	11,580,754	81,249	711,791

Investor Shares

Shares sold	1,689,918	15,207,597	1,782,922	15,483,575

Reinvestment of distributions	70,413	632,248	19,897	172,742

Shares redeemed	(883,805)	(7,925,456)	(1,019,535)	(8,967,951)

	876,526	7,914,389	783,284	6,688,366

Class R6 Shares

Shares sold	1	10	—	—

Reinvestment of distributions	368	3,296	371	3,202

	369	3,306	371	3,202

Class R Shares(a)

Reinvestment of distributions	—	—	81	693

Shares redeemed	—	—	(5,926)	(51,060)

	—	—	(5,845)	(50,367)

Class P Shares

Shares sold	2,649,304	23,735,933	7,702,409	65,137,403

Reinvestment of distributions	506,271	4,537,424	421,729	3,652,831

Shares redeemed	(981,083)	(8,803,907)	(5,797,240)	(49,722,448)

	2,174,492	19,469,450	2,326,898	19,067,786

NET INCREASE	4,524,945	$40,507,306	3,291,285	$27,335,469

(a)	At the close of business on July 14, 2023, Class R Shares of the Fund were liquidated.

201

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Bond Fund, Goldman Sachs Global Core Fixed Income Fund and Goldman Sachs Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Bond Fund, Goldman Sachs Global Core Fixed Income Fund and Goldman Sachs Income Fund (five of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 23, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

202

Multi Sector Fixed Income Funds Tax Information (Unaudited)

For the fiscal year ended March 31, 2025, the Bond Fund, Core Fixed Income Fund, Dynamic Bond Fund, Global Core Fixed Income Fund, and Income Fund designate 99.32%, 95.66%, 80.61%, 63.76%, and 100%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

For the year ended March 31, 2025, 0.64% of the dividends paid from net investment company taxable income by the Income Fund qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

203

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. DowlingLawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. MSFIAR-25

Goldman Sachs Funds Annual Financial Statements March 31, 2025 Short Duration and Government Fixed Income Funds Goldman Sachs Enhanced Income Fund Goldman Sachs Government Income Fund Goldman Sachs Inflation Protected Securities Fund Goldman Sachs Short Duration Bond Fund Goldman Sachs Short Duration Government Fund Goldman Sachs Short-Term Conservative Income Fund Goldman Sachs U.S. Mortgages Fund

Short Duration and Government Fixed Income Funds

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 50.2%

Aerospace & Defense – 1.1%
BAE Systems Holdings, Inc. (a)(b)
$1,503,000	3.850%		12/15/25	$1,493,096
General Electric Co. (c) (3 mo. USD Term SOFR + 0.642%)
1,249,000	4.945		05/05/26	1,252,497
RTX Corp. (a)
3,040,000	5.750		11/08/26	3,095,328
TransDigm, Inc. (a)
790,000	5.500		11/15/27	781,065

				6,621,986

Agriculture(a) – 0.2%
Altria Group, Inc.
1,322,000	4.875		02/04/28	1,330,871

Automotive – 2.7%
BMW U.S. Capital LLC (b)
2,068,000	3.250		04/01/25	2,068,000
Dana Financing Luxembourg SARL (a)(b)
703,000	5.750		04/15/25	702,866
General Motors Financial Co., Inc.
5,415,000	3.800		04/07/25	5,413,700
1,489,000	4.300	(a)	07/13/25	1,486,469
(Secured Overnight Financing Rate + 1.050%)
1,250,000	5.405	(c)	07/15/27	1,249,313
Hyundai Capital America (b)
980,000	5.800		06/26/25	981,921
Volkswagen Group of America Finance LLC (b)
2,775,000	3.950		06/06/25	2,768,562
1,500,000	5.800		09/12/25	1,505,520

				16,176,351

Banks – 15.0%
Bank of America Corp. (a)(c) (Secured Overnight Financing Rate + 0.830%)
4,713,000	4.979		01/24/29	4,758,763
Bank of Montreal (a)
4,440,000	4.700		09/14/27	4,461,800
Bank of New York Mellon Corp. (a)(c) (Secured Overnight Financing Rate + 1.026%)
1,910,000	4.947		04/26/27	1,919,684
Bank of Nova Scotia
945,000	3.450		04/11/25	944,613
(Secured Overnight Financing Rate + 0.890%)
4,565,000	4.932	(a)(c)	02/14/29	4,590,427
Banque Federative du Credit Mutuel SA (b)
4,045,000	4.935		01/26/26	4,059,966
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 1.228%)
4,345,000	2.591		01/20/28	4,182,454
Canadian Imperial Bank of Commerce
2,980,000	5.615		07/17/26	3,020,915
(Secured Overnight Financing Rate + 0.930%)
1,265,000	4.508	(a)(c)	09/11/27	1,263,583
800,000	5.289	(a)(c)	09/11/27	802,624
(Secured Overnight Financing Rate + 0.940%)
2,456,000	5.304	(c)	06/28/27	2,468,427
Citibank NA (a)(c) (Secured Overnight Financing Rate + 0.712%)
1,344,000	4.876		11/19/27	1,350,330

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Citigroup, Inc. (a)(c) (Secured Overnight Financing Rate + 1.546%)
$4,460,000	5.610%		09/29/26	$4,481,453
Citizens Bank NA (a)
900,000	2.250		04/28/25	897,903
Deutsche Bank AG
2,105,000	4.162		05/13/25	2,103,421
Huntington National Bank (a)(c) (Secured Overnight Financing Rate + 0.720%)
817,000	5.093		04/12/28	815,791
JPMorgan Chase & Co. (a)(c)
(Secured Overnight Financing Rate + 0.800%)
1,388,000	4.915		01/24/29	1,400,756
(Secured Overnight Financing Rate + 1.190%)
2,630,000	5.040		01/23/28	2,652,460
Macquarie Bank Ltd. (b)(c) (Secured Overnight Financing Rate + 0.920%)
985,000	5.276		07/02/27	991,846
Manufacturers & Traders Trust Co. (a)
7,110,000	4.650		01/27/26	7,106,872
Morgan Stanley (a)(c)
(Secured Overnight Financing Rate + 1.295%)
952,000	5.050		01/28/27	955,275
(Secured Overnight Financing Rate + 1.669%)
1,590,000	4.679		07/17/26	1,589,698
PNC Financial Services Group, Inc. (a)(c) (Secured Overnight Financing Rate + 1.322%)
1,810,000	5.812		06/12/26	1,813,149
Royal Bank of Canada
3,111,000	4.950		04/25/25	3,111,684
Societe Generale SA (b)
4,885,000	4.351		06/13/25	4,877,966
(Secured Overnight Financing Rate + 1.100%)
3,367,000	5.459	(c)	02/19/27	3,372,152
Standard Chartered Bank (c) (Secured Overnight Financing Rate + 0.650%)
2,157,000	5.001		10/08/26	2,158,596
Sumitomo Mitsui Financial Group, Inc.
725,000	0.948		01/12/26	705,555
2,552,000	2.632		07/14/26	2,494,197
Sumitomo Mitsui Trust Bank Ltd. (b)
2,680,000	5.200		03/07/27	2,716,073
(Secured Overnight Financing Rate + 0.980%)
2,594,000	5.353	(c)	09/10/27	2,620,511
Toronto-Dominion Bank
520,000	3.766		06/06/25	519,106
1,810,000	4.693		09/15/27	1,820,824
2,231,000	4.861		01/31/28	2,253,756
UBS Group AG (b)
1,036,000	4.125		09/24/25	1,033,099
Wells Fargo & Co. (a)(c) (Secured Overnight Financing Rate + 1.560%)
2,390,000	4.540		08/15/26	2,388,518
Westpac New Zealand Ltd. (b)
1,175,000	4.902		02/15/28	1,185,810

				89,890,057

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(a)(b) – 0.1%
Standard Industries, Inc.
$805,000	4.750%	01/15/28	$779,385

Commercial Services(a) – 0.9%
Brink’s Co. (b)
385,000	6.500	06/15/29	390,155
Global Payments, Inc.
525,000	1.200	03/01/26	508,626
Quanta Services, Inc.
4,414,000	4.750	08/09/27	4,420,665

			5,319,446

Diversified Financial Services – 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
709,000	6.500	07/15/25	711,893
1,209,000	2.450	10/29/26	1,168,438
384,000	4.625	10/15/27	382,506
Air Lease Corp. (a)
764,000	3.375	07/01/25	761,227
American Express Co. (a)(c)
(Secured Overnight Financing Rate + 0.999%)
2,965,000	4.990	05/01/26	2,965,474
(Secured Overnight Financing Rate + 1.350%)
2,282,000	5.711	10/30/26	2,293,843
Aviation Capital Group LLC (a)(b)
550,000	1.950	01/30/26	537,130
Charles Schwab Corp. (a)
736,000	3.850	05/21/25	734,955
Citigroup Global Markets Holdings, Inc. (a)
2,864,000	4.800	12/19/25	2,863,198
Jefferies Financial Group, Inc. (a)
3,296,000	5.000	02/10/26	3,294,484
Macquarie Airfinance Holdings Ltd. (a)(b)
110,000	6.400	03/26/29	113,805
Merrill Lynch BV (c) (Secured Overnight Financing Rate + 0.450%)
3,500,000	4.811	04/30/25	3,502,205
Nasdaq, Inc.
4,000,000	5.650	06/28/25	4,008,400
Nomura Holdings, Inc.
1,390,000	5.099	07/03/25	1,390,876
Synchrony Financial (a)
3,085,000	4.875	06/13/25	3,083,488
United Wholesale Mortgage LLC (a)(b)
1,460,000	5.500	11/15/25	1,455,927

			29,267,849

Electrical – 3.0%
Avangrid, Inc. (a)
650,000	3.200	04/15/25	649,480
Berkshire Hathaway Energy Co. (a)
650,000	4.050	04/15/25	649,584
CenterPoint Energy, Inc.
2,165,000	5.250	08/10/26	2,183,749
Dominion Energy, Inc. (a)
2,025,000	1.450	04/15/26	1,960,484
DTE Energy Co. (a)
575,000	1.050	06/01/25	571,429

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Enel Finance International NV (a)(b)
$2,575,000	1.625%		07/12/26	$2,480,085
NextEra Energy Capital Holdings, Inc.
2,370,000	4.450		06/20/25	2,367,820
2,630,000	4.625	(a)	07/15/27	2,639,652
Public Service Enterprise Group, Inc. (a)
675,000	0.800		08/15/25	666,110
Southern Power Co. (a)
500,000	0.900		01/15/26	485,085
Xcel Energy, Inc. (a)
3,325,000	1.750		03/15/27	3,148,808

				17,802,286

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
620,000	6.375		03/15/29	627,744

Entertainment(a)(b) – 0.1%
Six Flags Entertainment Corp.
334,000	7.000		07/01/25	334,601

Environmental(a) – 1.0%
Veralto Corp.
1,273,000	5.500		09/18/26	1,288,785
Waste Management, Inc.
625,000	0.750		11/15/25	611,056
4,050,000	4.500		03/15/28	4,070,534

				5,970,375

Food & Drug Retailing – 2.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC (a)(b)
1,430,000	3.250		03/15/26	1,397,410
Campbell’s Co.
1,580,000	5.200		03/19/27	1,600,824
General Mills, Inc. (a)
2,550,000	4.700		01/30/27	2,558,772
J.M. Smucker Co. (a)
813,000	5.900		11/15/28	850,333
Mars, Inc. (a)(b)
6,164,000	4.600		03/01/28	6,189,087
Mondelez International Holdings Netherlands BV (b)
3,250,000	4.250		09/15/25	3,243,858
Mondelez International, Inc. (a)
525,000	1.500		05/04/25	523,268

				16,363,552

Gas(a) – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,290,000	5.875		08/20/26	1,280,093
East Ohio Gas Co. (b)
250,000	1.300		06/15/25	247,990
NiSource, Inc.
1,025,000	0.950		08/15/25	1,012,341

				2,540,424

Healthcare Providers & Services – 1.7%
HCA, Inc. (a)
1,500,000	5.625		09/01/28	1,534,260

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
PeaceHealth Obligated Group (a)
$17,000	1.375%	11/15/25	$16,644
Thermo Fisher Scientific, Inc. (a)
2,760,000	5.000	12/05/26	2,788,676
UPMC
5,550,000	3.600	04/03/25	5,549,528

			9,889,108

Insurance(b) – 0.6%
Athene Global Funding
106,000	1.450	01/08/26	103,524
Corebridge Global Funding (c) (Secured Overnight Financing Rate + 1.300%)
2,621,000	5.663	09/25/26	2,643,383
Equitable Financial Life Global Funding
700,000	1.400	07/07/25	694,120
Great-West Lifeco U.S. Finance 2020 LP (a)
425,000	0.904	08/12/25	418,838

			3,859,865

Internet(a)(b) – 0.4%
Prosus NV
2,260,000	3.257	01/19/27	2,190,787

Iron/Steel – 0.3%
Nucor Corp.
730,000	3.950	05/23/25	729,029
Steel Dynamics, Inc. (a)
1,240,000	2.400	06/15/25	1,233,329

			1,962,358

Leisure Time(a)(b) – 0.2%
Carnival Corp.
905,000	5.750	03/01/27	905,452

Lodging(a) –0.3%
Marriott International, Inc.
1,530,000	5.450	09/15/26	1,547,427

Machinery-Diversified(a) – 1.4%
Ingersoll Rand, Inc.
5,220,000	5.197	06/15/27	5,292,088
Otis Worldwide Corp.
3,255,000	2.056	04/05/25	3,255,000

			8,547,088

Mining(a)(b) – 0.1%
Glencore Funding LLC
675,000	1.625	09/01/25	666,090

Miscellaneous Manufacturing(a) – 0.1%
Axon Enterprise, Inc. (b)
355,000	6.125	03/15/30	358,632
Hillenbrand, Inc.
484,000	6.250	02/15/29	485,665

			844,297

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
463,000	5.000	08/15/25	459,940

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – 1.7%
Canadian Natural Resources Ltd. (a)
$825,000	2.050%	07/15/25	$819,357
Pioneer Natural Resources Co.
2,825,000	5.100	03/29/26	2,843,984
QatarEnergy (a)(b)
2,520,000	1.375	09/12/26	2,405,088
SA Global Sukuk Ltd. (a)
2,520,000	1.602	06/17/26	2,426,287
Sunoco LP (a)(b)
750,000	7.000	05/01/29	767,798
Sunoco LP/Sunoco Finance Corp. (a)(b)
760,000	7.000	09/15/28	777,457

			10,039,971

Packaging(a) – 0.1%
Berry Global, Inc.
550,000	1.570	01/15/26	536,228

Pharmaceuticals – 3.0%
AbbVie, Inc. (a)
7,400,000	4.800	03/15/27	7,475,628
Cardinal Health, Inc.
4,792,000	4.700	11/15/26	4,810,162
CVS Health Corp. (a)
4,015,000	5.000	02/20/26	4,023,672
PRA Health Sciences, Inc. (a)(b)
1,435,000	2.875	07/15/26	1,391,146

			17,700,608

Pipelines(a) – 1.5%
Hess Midstream Operations LP (b)
795,000	5.875	03/01/28	799,372
300,000	6.500	06/01/29	305,847
Kinetik Holdings LP (b)
705,000	6.625	12/15/28	715,942
NuStar Logistics LP
1,360,000	6.000	06/01/26	1,363,386
ONEOK, Inc.
2,645,000	4.250	09/24/27	2,622,491
Williams Cos., Inc.
3,090,000	5.300	08/15/28	3,156,837

			8,963,875

Real Estate Investment Trust – 0.7%
Crown Castle, Inc. (a)
700,000	1.350	07/15/25	693,056
VICI Properties LP
3,715,000	4.375	05/15/25	3,715,000

			4,408,056

Retailing(a) – 1.2%
1011778 BC ULC/New Red Finance, Inc. (b)
1,130,000	6.125	06/15/29	1,139,142
7-Eleven, Inc. (b)
400,000	0.950	02/10/26	387,340
Dollar Tree, Inc.
365,000	4.000	05/15/25	364,303

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – (continued)
Murphy Oil USA, Inc.
$1,535,000	5.625%		05/01/27	$1,527,310
O’Reilly Automotive, Inc.
1,965,000	5.750		11/20/26	2,000,920
Penske Automotive Group, Inc.
1,515,000	3.500		09/01/25	1,505,137

				6,924,152

Semiconductors(a) – 1.3%
Broadcom, Inc.
5,210,000	5.050		07/12/27	5,274,500
Intel Corp.
2,300,000	4.875		02/10/28	2,311,845
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	2.700		05/01/25	274,370

				7,860,715

Software – 1.3%
Cadence Design Systems, Inc.
520,000	4.200		09/10/27	518,424
Fidelity National Information Services, Inc. (a)
1,050,000	1.150		03/01/26	1,018,007
Oracle Corp.
1,400,000	2.500	(a)	04/01/25	1,400,000
1,900,000	5.800		11/10/25	1,913,167
1,209,000	4.800	(a)	08/03/28	1,219,095
Synopsys, Inc. (a)
1,873,000	4.650		04/01/28	1,884,538

				7,953,231

Telecommunication Services(a) – 1.7%
T-Mobile USA, Inc.
8,800,000	3.500		04/15/25	8,795,160
1,550,000	3.750		04/15/27	1,527,509

				10,322,669

Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,025,000	1.200		11/15/25	1,002,276
705,000	5.350		01/12/27	712,494

				1,714,770

TOTAL CORPORATE OBLIGATIONS (Cost $299,790,914)				$300,321,614

Asset-Backed Securities(a) – 15.3%

Automotive – 2.2%
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
$181,782	5.630%		10/15/26	$181,843
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A
3,200,000	1.060		09/15/27	3,146,270
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(b)
2,100,000	5.410		05/17/27	2,120,342
Hyundai Auto Receivables Trust Series 2022-C, Class A3
1,812,717	5.390		06/15/27	1,819,195

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Automotive – (continued)
Hyundai Auto Receivables Trust Series 2024-B, Class A3
	$325,000	4.840%	03/15/29	$327,337
Tesla Auto Lease Trust Series 2023-B, Class A3(b)
	1,281,993	6.130	09/21/26	1,285,759
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
	217,991	0.710	04/15/26	217,330
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
	1,540,943	5.300	09/15/27	1,548,078
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
	2,650,000	4.650	11/22/27	2,652,770

				13,298,924

Collateralized Loan Obligations(c) – 8.9%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (b) (3 mo. USD Term SOFR + 1.462%)
	1,300,000	5.755	07/20/34	1,300,553
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1 (b) (3 mo. USD Term SOFR + 1.412%)
	4,000,000	5.714	04/15/34	4,001,416
Apidos CLO XXIII Ltd. Series 2015-23A, Class ARR(b) (3 mo. USD Term SOFR + 1.050%)
	2,975,000	5.367	04/15/33	2,974,994
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1R (b) (3 mo. USD Term SOFR + 0.980%)
	5,000,000	5.295	01/22/35	4,969,465
BSPDF Issuer Ltd. Series 2021-FL1, Class A(b) (1 mo. USD Term SOFR + 1.314%)
	61,883	5.634	10/15/36	61,444
CarVal CLO XI C Ltd. Series 2024-3A, Class A1(b) (3 mo. USD Term SOFR + 1.390%)
	1,500,000	5.961	10/20/37	1,501,152
CBAM Ltd. Series 2017-2A, Class AR(b) (3 mo. USD Term SOFR + 1.452%)
	5,000,000	5.755	07/17/34	4,999,845
Cedar Funding VII CLO Ltd. Series 2018-7A, Class AR(b) (3 mo. USD Term SOFR + 1.080%)
	2,303,448	5.373	01/20/31	2,303,148
Dunedin Park CLO DAC Series 1X, Class AR (3 mo. EUR EURIBOR + 0.980%)
EUR	1,900,000	3.496	11/20/34	2,042,925
Fort Greene Park CLO LLC Series 2025-2A, Class AR(b) (3 mo. USD Term SOFR + 0.950%)
	$2,100,000	5.267	04/22/34	2,084,458
Madison Park Funding XXX Ltd. Series 2018-30A, Class A1R(b) (3 mo. USD Term SOFR + 1.360%)
	2,750,000	5.668	07/16/37	2,750,743
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b) (3 mo. USD Term SOFR + 1.530%)
	1,000,000	5.832	04/15/37	1,001,604
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R (b) (3 mo. USD Term SOFR + 1.460%)
	1,575,000	5.762	04/15/34	1,576,312
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (b) (3 mo. USD Term SOFR + 1.362%)
	4,310,987	5.684	05/20/32	4,311,414

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations(c) – (continued)
OCP CLO Ltd. Series 2014-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.342%)
$658,690	5.642%	04/26/31	$658,674
Octagon 54 Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.382%)
1,000,000	5.684	07/15/34	999,749
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR2(b) (3 mo. USD Term SOFR + 1.320%)
1,500,000	5.613	01/20/38	1,495,143
Pikes Peak CLO 2 Series 2018-2A, Class ARR(b) (3 mo. USD Term SOFR + 1.220%)
6,700,000	5.513	10/11/34	6,692,308
Trinitas CLO VI Ltd. Series 2017-6A, Class ARRR(b) (3 mo. USD Term SOFR + 1.330%)
900,000	5.630	01/25/34	899,344
Trysail CLO Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.300%)
1,264,425	5.590	07/20/32	1,262,775
Wellfleet CLO Ltd. Series 2021-3A, Class A(b) (3 mo. USD Term SOFR + 1.452%)
5,000,000	5.754	01/15/35	4,997,090
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.490%)
475,000	5.790	07/28/37	475,486

			53,360,042

Credit Card – 1.4%
Barclays Dryrock Issuance Trust Series 2022-1, Class A
2,350,000	3.070	02/15/28	2,348,656
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
5,990,000	5.230	12/08/27	6,017,634

			8,366,290

Student Loan(c) – 2.8%
Access Group, Inc. Series 2013-1, Class A(b) (1 mo. USD Term SOFR + 0.614%)
197,695	4.954	02/25/36	196,501
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.420%)
2,350,000	5.713	04/20/36	2,350,343
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(b) (3 mo. USD Term SOFR + 1.830%)
2,100,000	6.132	01/15/37	2,108,282
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1 mo. USD Term SOFR + 1.314%)
1,014,671	5.654	12/27/66	1,020,148
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
1,875,000	5.813	04/18/37	1,872,221
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
339,452	5.719	07/25/45	338,952
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1 mo. USD Term SOFR + 0.894%)
497,720	5.205	03/25/51	492,001
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(b) (3 mo. USD Term SOFR + 1.200%)
2,155,381	5.493	01/20/32	2,151,299

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Student Loan(c) – (continued)
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3 mo. USD Term SOFR + 1.212%)
$77,265	5.769%		04/25/38	$76,256
Navient Student Loan Trust Series 2017-2A, Class A(b) (1 mo. USD Term SOFR + 1.164%)
1,506,209	5.504		12/27/66	1,522,931
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1 mo. USD Term SOFR + 0.814%)
1,100,841	5.154		03/26/40	1,096,928
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
1,500,000	5.823		04/20/38	1,498,485
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1 mo. USD Term SOFR + 0.704%)
1,486,826	5.044		08/25/40	1,478,143
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1 mo. USD Term SOFR + 1.014%)
244,230	5.350		07/01/31	242,437

				16,444,927

TOTAL ASSET-BACKED SECURITIES (Cost $91,493,597)				$91,470,183

Mortgage-Backed Obligations – 5.1%

Collateralized Mortgage Obligations – 0.3%
Regular Floater(c) – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
$233,849	5.063	%(a)	09/15/37	$233,262
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
25,340	5.313		06/15/39	25,534
Federal Home Loan Mortgage Corp. REMICS Series 3374, Class FT (1 mo. USD Term SOFR + 0.414%)
30,360	4.763		04/15/37	29,538
Federal Home Loan Mortgage Corp. STRIPS Series 237, Class F23 (1 mo. USD Term SOFR + 0.514%)
71,940	4.863		05/15/36	71,454
Federal National Mortgage Association REMICS Series 2013-96, Class FW (1 mo. USD Term SOFR + 0.514%)
35,800	4.854		09/25/43	35,438
Federal National Mortgage Association REMICS Series 2006-72, Class XF (1 mo. USD Term SOFR + 0.614%)
111,924	4.954		08/25/36	111,247
Federal National Mortgage Association REMICS Series 2009-75, Class MF (1 mo. USD Term SOFR + 1.264%)
200,922	5.604		09/25/39	204,408
Federal National Mortgage Association REMICS Series 2008-22, Class FD (1 mo. USD Term SOFR + 0.954%)
132,401	5.294		04/25/48	133,101

				843,982

Sequential Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4248,
Class LM
154,991	6.500		05/15/41	162,782

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(b)(c) – 0.2%
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$442,000	5.990%		12/25/41	$442,323
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
167,579	6.240		04/25/42	168,685
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
122,772	8.240		04/25/43	130,211
Verus Securitization Trust Series 2021-8, Class A1
161,393	1.824		11/25/66	146,135

				887,354

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				1,894,118

Commercial Mortgage-Backed Securities – 4.0%
Sequential Fixed Rate(a) – 1.0%
Bank Series 2019-BN17, Class A4
$1,450,000	3.714%		04/15/52	$1,393,716
Bank5 Series 2024-5YR11, Class A3
1,000,000	5.893		11/15/57	1,040,391
Benchmark Mortgage Trust Series 2024-V5, Class A3
2,050,000	5.805		01/10/57	2,110,893
BMO Mortgage Trust Series 2024-5C3, Class A3
950,000	5.739		02/15/57	976,197
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4
296,918	3.504		06/15/57	295,942

				5,817,139

Sequential Floating Rate(c) – 3.0%
Bank5 Series 2024-5YR12, Class A3
1,100,000	5.902	(a)	12/15/57	1,144,960
BBCMS Mortgage Trust Series 2023-5C23, Class A3
1,350,000	6.675	(a)	12/15/56	1,431,695
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,798,217	5.761	(b)	02/15/39	1,798,952
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
2,053,670	5.711	(b)	03/15/41	2,054,059
BX Trust Series 2021-ARIA, Class A (1 mo. USD Term SOFR + 1.014%)
1,100,000	5.333	(b)	10/15/36	1,097,553
BX Trust Series 2021-MFM1, Class A (1 mo. USD Term SOFR + 0.814%)
38,100	5.134	(b)	01/15/34	37,966
BX Trust Series 2021-BXMF, Class A (1 mo. USD Term SOFR + 0.750%)
565,618	5.069	(b)	10/15/26	561,282
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,200,000	5.961	(b)	02/15/41	1,198,221

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1 mo. USD Term SOFR + 0.815%)
$3,695,698	5.136	%(b)	11/15/38	$3,675,716
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 mo. USD Term SOFR + 1.019%)
549,970	5.339	(a)(b)	10/15/38	546,951
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF58, Class A (1 mo. USD Term SOFR + 0.614%)
508,132	4.967	(a)	01/25/26	507,982
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF60, Class A (1 mo. USD Term SOFR + 0.604%)
262,936	4.957	(a)	02/25/26	263,145
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A
1,575,000	2.854	(b)	09/06/38	1,526,503
ONE Mortgage Trust Series 2021-PARK, Class A (1 mo. USD Term SOFR + 0.814%)
919,000	5.134	(b)	03/15/36	904,831
STWD Trust Series 2021-FLWR, Class A (1 mo. USD Term SOFR + 0.691%)
989,565	5.010	(b)	07/15/36	982,619

				17,732,435

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$23,549,574

Federal Agencies – 0.8%
Government National Mortgage Association – 0.0%
$154	7.000%		04/15/26	$154

Uniform Mortgage-Backed Security – 0.8%
4,686,795	6.500		06/01/54	4,864,604

TOTAL FEDERAL AGENCIES				$4,864,758

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $30,169,928)				$30,308,450

Sovereign Debt Obligations – 0.4%

United States Dollar – 0.4%
Saudi Government International Bonds
$2,320,000	3.250%		10/26/26	$2,277,196

(Cost $2,374,241)

Municipal Debt Obligations(a) – 0.2%

Texas – 0.2%
San Antonio GO Bonds Taxable Series 2023
$1,330,000	5.635%		02/01/26 $	1,332,699

(Cost $1,330,000)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(d) – 1.9%

U.S. Treasury Bills
$574,300	0.000%	04/03/25	$574,164
2,297,300	0.000 (e)	04/15/25	2,293,514
955,400	0.000	05/01/25	952,033
6,803,800	0.000	05/15/25	6,768,596
370,200	0.000	05/22/25	367,985
326,000	0.000	05/29/25	323,776

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,279,731)			$11,280,068

Shares	Dividend Rate		Value

Investment Company(f) – 6.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
35,629,321	4.259%		$35,629,321
(Cost $35,629,321)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 79.1% (Cost $472,067,732)			$472,619,531

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 19.5%

Certificates of Deposit(c) – 3.4%
Intesa Sanpaolo SpA (1 day USD SOFR + 0.500%)
$2,300,000	4.830%	05/27/25 $	2,300,508
Kookmin Bank (1 day USD SOFR + 0.300%)
3,329,000	4.650	09/19/25	3,328,718
Lloyds Bank Corporate Markets PLC (1 day USD SOFR + 0.270%)
2,934,000	4.630	08/18/25	2,935,329
Macquarie Bank Ltd.(b) (1 day USD SOFR + 0.400%)
2,151,000	4.750	06/24/25	2,152,375
National Bank of Kuwait
(1 day USD SOFR + 0.590%)
5,890,000	4.950	03/26/26	5,888,986
(1 day USD SOFR + 0.630%)
3,500,000	4.990	12/12/25	3,499,993

			20,105,909

Commercial Paper(d) – 16.1%
Air Lease Corp.(b)
3,011,000	0.000	04/01/25	3,010,603
2,667,000	0.000	04/02/25	2,666,297
Alimentation Couche-Tard, Inc.(b)
2,564,000	0.000	04/01/25	2,563,674
American Electric Power Co., Inc.(b)
2,839,000	0.000	04/22/25	2,831,073
2,971,000	0.000	06/27/25	2,937,661
American Honda Finance Corp.
2,909,000	0.000	04/16/25	2,903,175
Beth Israel Deaconess Medical Center, Inc.
5,858,000	0.000	04/01/25	5,857,224

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(d) – (continued)
$4,183,000	0.000%	05/05/25	$4,163,483
1,929,000	0.000	05/20/25	1,916,136
1,661,000	0.000	06/24/25	1,642,201
CommonSpirit Health
4,528,000	0.000	04/23/25	4,513,936
3,062,000	0.000	04/24/25	3,052,070
647,000	0.000	05/01/25	644,281
3,194,000	0.000	05/08/25	3,177,538
2,734,000	0.000	05/21/25	2,715,103
CVS Health Corp.(b)
2,974,000	0.000	04/07/25	2,971,247
Duke Energy Corp.(b)
7,000,000	0.000	04/02/25	6,998,263
eBay, Inc.(b)
1,279,000	0.000	06/23/25	1,265,332
1,038,000	0.000	08/15/25	1,020,565
Entergy Corp.(b)
543,000	0.000	06/23/25	537,182
General Motors Financial Co., Inc.(b)
1,579,000	0.000	05/01/25	1,572,715
2,096,000	0.000	06/17/25	2,074,883
Intesa Sanpaolo Funding LLC
2,690,000	0.000	04/04/25	2,688,587
2,987,000	0.000	06/13/25	2,957,893
3,253,000	0.000	10/03/25	3,174,791
Keurig Dr. Pepper, Inc.(b)
1,788,000	0.000	04/22/25	1,783,030
Macquarie Group Ltd.
3,021,000	0.000	06/26/25	2,989,191
National Grid North America, Inc.(b)
1,499,000	0.000	04/11/25	1,496,920
Parker-Hannifin Corp.(b)
1,290,000	0.000	06/03/25	1,279,509
1,610,000	0.000	06/05/25	1,596,505
Penske Truck Leasing Co. LP
2,779,000	0.000	05/27/25	2,758,408
RWE AG(b)
2,993,000	0.000	04/03/25	2,991,824
1,444,000	0.000	04/07/25	1,442,666
TELUS Corp.(b)
1,168,000	0.000	04/14/25	1,165,934
3,260,000	0.000	06/06/25	3,232,105
TotalEnergies Capital SA(b)
6,048,000	0.000	06/26/25	5,984,537

			96,576,542

TOTAL SHORT-TERM INVESTMENTS (Cost $116,695,973)			$116,682,451

TOTAL INVESTMENTS – 98.6% (Cost $588,763,705)			$589,301,982

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			8,669,717

NET ASSETS – 100.0%			$597,971,699

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) March 31, 2025

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

BNP Paribas SA	EUR 2,170,760	USD 2,271,913	04/09/25	$76,442

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

BNP Paribas SA	USD 4,160,891	EUR 4,035,840	04/09/25	$(205,131)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	293	06/30/25	$60,701,360	$164,804
5 Year U.S. Treasury Notes	768	06/30/25	83,064,000	79,343

TOTAL FUTURES CONTRACTS				$244,147

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.250%(b)	06/18/26	$ 400,260	$(2,102,806)	$(2,716,340)	$ 613,534
12M SOFR(c)	3.851(c)	03/31/27	86,870	294,151	144,371	149,780
3.250%(c)	12M SOFR(c)	06/18/27	240,170	1,717,720	2,638,380	(920,660)
3.250(c)	12M SOFR(c)	06/18/28	42,680	411,520	595,447	(183,927)

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.799 (c)	12M SOFR(c)	08/31/29	$ 83,270	$(619,329)	$(253,205)	$(366,124)

TOTAL				$(298,744)	$408,653	$(707,397)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.

(b)	Payments made at maturity.

(c)	Payments made annually.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 61.8%

Collateralized Mortgage Obligations – 3.1%
Regular Floater(a) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$240,972	5.340%		02/25/55	$239,534
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
299,058	5.340		03/25/55	298,493

				538,027

Sequential Fixed Rate – 1.4%
Arroyo Mortgage Trust Series 2022-1, Class A1A
158,452	2.495	(b)(c)(d)	12/25/56	150,237
Federal Home Loan Mortgage Corp. REMICS Series 2329, Class ZA
64,484	6.500		06/15/31	66,197
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
31,743	6.500		02/15/36	33,229
Federal National Mortgage Association REMICS Series 2011-99, Class DB
161,454	5.000		10/25/41	162,643
Federal National Mortgage Association REMICS Series 2012- 111, Class B
24,443	7.000		10/25/42	26,226
Federal National Mortgage Association REMICS Series 2012- 153, Class B
102,826	7.000		07/25/42	111,197
Federal National Mortgage Association REMICS Series 2011-52, Class GB
174,282	5.000		06/25/41	175,354
Government National Mortgage Association REMICS Series 2021-135, Class A
1,133,722	2.000	(b)	08/20/51	928,147

				1,653,230

Sequential Floating Rate(a)(b) – 1.3%
Angel Oak Mortgage Trust Series 2020-3, Class M1
150,000	3.809	(c)	04/25/65	136,584
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
467,233	2.520	(c)	05/25/52	387,819
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
219,166	5.990	(c)	07/25/64	220,606
JP Morgan Mortgage Trust Series 2024-3, Class A4
354,830	3.000	(c)	05/25/54	317,768
JP Morgan Mortgage Trust Series 2024-4, Class A5A
125,000	6.000	(c)	10/25/54	126,318
JP Morgan Mortgage Trust Series 2024-5, Class A6
121,013	6.000	(c)	11/25/54	121,366
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6 mo. USD Term SOFR + 1.148%)
22,398	5.353		11/25/29	21,575
OBX Trust Series 2022-J2, Class A1
211,961	3.500	(c)	08/25/52	186,973

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(b) – (continued)
Verus Securitization Trust Series 2021-8, Class A1
$61,745	1.824	%(c)	11/25/66	$55,908

				1,574,917

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				3,766,174

Commercial Mortgage-Backed Securities – 6.7%
Regular Floater(a)(c) – 0.4%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$450,000	5.812%		11/15/41	$449,510

Sequential Fixed Rate – 3.0%
Bank Series 2019-BN24, Class A3
600,000	2.960	(b)	11/15/62	552,686
Bank Series 2020-BN29, Class A4
600,000	1.997	(b)	11/15/53	507,238
Bank Series 2024-BNK47, Class A5
200,000	5.716	(b)	06/15/57	209,010
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4
150,000	3.574	(b)	02/15/50	146,579
Bank5 Series 2024-5YR10, Class A3
200,000	5.302	(b)	10/15/57	202,904
Bank5 Series 2024-5YR11, Class A3
200,000	5.893	(b)	11/15/57	208,078
BBCMS Mortgage Trust Series 2024-C24, Class AS
125,000	5.867	(b)	02/15/57	128,844
BMO Mortgage Trust Series 2023-C7, Class A5
300,000	6.160	(b)	12/15/56	321,565
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
125,000	3.024	(c)	01/05/39	116,110
One Bryant Park Trust Series 2019-OBP, Class A
230,000	2.516	(c)	09/15/54	205,298
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388	(c)	11/13/41	453,375
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	(b)	04/15/54	432,769
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
150,000	5.309	(b)	08/15/57	152,319

				3,636,775

Sequential Floating Rate(a) – 3.3%
Bank Series 2021-BN37, Class A5
600,000	2.618	(b)	11/15/64	519,224
Bank Series 2021-BN31, Class AS
250,000	2.211	(b)	02/15/54	209,240
Benchmark Mortgage Trust Series 2022-B37, Class A5
100,000	5.750	(b)	11/15/55	104,679
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
213,486	5.661	(c)	03/15/41	213,087
BMO Mortgage Trust Series 2023-C4, Class A5
225,000	5.117	(b)	02/15/56	225,821

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a) – (continued)
BPR Trust Series 2024-PMDW, Class A
$150,000	5.358	%(c)	11/05/41	$150,609
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
194,558	5.711	(c)	03/15/41	194,595
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
225,000	5.861	(c)	03/15/34	224,645
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
200,000	5.050	(c)	11/13/46	197,862
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
425,000	5.961	(c)	02/15/41	424,370
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
150,000	6.409	(c)	03/15/41	149,578
Houston Galleria Mall Trust Series 2025-HGLR, Class A
150,000	5.462	(c)	02/05/45	152,138
IRV Trust Series 2025-200P, Class A
400,000	5.295	(b)(c)	03/14/47	398,576
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
125,000	5.797	(c)	10/05/39	126,908
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
200,000	6.014	(b)	12/15/56	212,839
TYSN Mortgage Trust Series 2023-CRNR, Class A
155,000	6.580	(c)	12/10/33	162,613
Wells Fargo Commercial Mortgage Trust Series 2024-MGP,
Class A12 (1 mo. USD Term SOFR + 1.691%)
300,000	6.010	(c)	08/15/41	298,807

				3,965,591

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$8,051,876

Federal Agencies – 52.0%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.1%
(1 yr. CMT + 2.250%)
$83,793	7.266%		09/01/33	$85,441

Adjustable Rate Federal National Mortgage Association – 0.4%
(RFUCC 1 yr. Treasury + 1.670%)(a)
11,524	6.170		11/01/32	11,830
99,550	6.877		10/01/33	102,692
(RFUCC 6 mo. Treasury + 1.413%)(a)
167,519	6.038%		05/01/33	170,328
(1 yr. CMT + 2.163%)(a)
2,340	6.984%		06/01/33	2,381
(1 yr. CMT + 2.192%)(a)
71,112	6.429%		02/01/35	72,702
(RFUCC 1 yr. Treasury + 1.389%)(a)
65,720	6.889%		09/01/35	67,411

				427,344

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(a)
147	5.000		05/20/25	146
505	5.000		07/20/25	503
1,226	4.625		02/20/26	1,225

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Government National Mortgage Association – (continued)
$56	4.625%	07/20/26	$56
5,009	4.625	01/20/27	5,019
1,370	4.625	02/20/27	1,373
16,706	4.875	04/20/27	16,704
1,329	4.875	05/20/27	1,330
3,629	4.875	06/20/27	3,629
1,158	4.750	11/20/27	1,156
13	5.000	11/20/27	13
3,155	4.750	12/20/27	3,149
8,104	4.625	01/20/28	8,135
3,031	4.625	02/20/28	3,043
2,858	4.625	03/20/28	2,869
20,065	4.625	07/20/29	20,094
6,921	4.625	08/20/29	6,933
1,988	4.625	09/20/29	1,991
9,498	4.750	10/20/29	9,505
12,993	4.750	11/20/29	13,003
2,080	4.750	12/20/29	2,083
4,121	4.625	01/20/30	4,151
1,126	4.625	02/20/30	1,134
7,060	4.625	03/20/30	7,112
10,742	4.875	04/20/30	10,792
18,604	4.875	05/20/30	18,692
13,911	5.000	05/20/30	13,978
3,481	4.875	06/20/30	3,497
28,107	5.000	07/20/30	28,218
5,447	5.000	09/20/30	5,470
8,357	4.750	10/20/30	8,373
18,906	4.625	03/20/32	19,091

			222,467

Federal Home Loan Mortgage Corp. – 0.2%
7,825	6.500	07/01/28	7,874
49,991	4.500	03/01/29	49,969
4,753	5.000	08/01/33	4,780
730	5.000	09/01/33	734
1,862	5.000	10/01/33	1,872
1,125	5.000	11/01/34	1,134
42,700	5.000	12/01/34	43,034
2,902	5.000	07/01/35	2,924
2	5.000	11/01/35	2
6,418	5.000	12/01/35	6,502
11,999	5.000	02/01/37	12,154
755	5.000	03/01/38	765
29,434	5.000	07/01/39	29,853
4,703	4.000	06/01/40	4,533
1,974	5.000	08/01/40	2,003
541	4.500	11/01/40	535
31,837	4.000	02/01/41	30,686
1,979	5.000	06/01/41	2,008
62,970	5.000	07/01/41	63,458
2,882	4.000	11/01/41	2,771
3,471	3.000	05/01/42	3,157
4,763	3.000	08/01/42	4,331
6,209	3.000	01/01/43	5,632

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$28,185	3.000%	02/01/43	$25,534

			306,245

Federal National Mortgage Association – 0.1%
908	6.500	11/01/28	920
17,303	7.000	07/01/31	18,142
149,705	5.500	07/01/33	153,308

			172,370

Government National Mortgage Association – 14.7%
1,486	7.000	12/15/27	1,490
2,619	6.500	08/15/28	2,647
14,412	6.000	01/15/29	14,644
32,399	7.000	10/15/29	33,217
8,002	5.500	11/15/32	8,171
236,855	5.500	12/15/32	243,016
3,262	5.500	01/15/33	3,309
15,441	5.500	02/15/33	15,833
14,168	5.500	03/15/33	14,496
16,997	5.500	07/15/33	17,332
7,581	5.500	08/15/33	7,744
3,046	5.500	09/15/33	3,099
7,876	5.500	04/15/34	8,036
6,633	5.500	05/15/34	6,763
97,522	5.500	06/15/34	100,454
71,501	5.500	09/15/34	73,721
68,821	5.500	12/15/34	71,055
59,886	5.500	01/15/35	61,813
19,052	5.000	03/15/38	19,282
2,221	4.000	02/20/41	2,149
3,572	4.000	11/20/41	3,452
599	4.000	01/20/42	579
1,923	4.000	04/20/42	1,857
1,198	4.000	10/20/42	1,156
130,503	4.000	08/20/43	125,814
1,697	4.000	03/20/44	1,635
2,096	4.000	05/20/44	2,019
145,504	4.000	11/20/44	140,028
654,496	4.000	06/20/45	629,396
145,136	4.000	01/20/46	138,554
97,534	4.500	02/20/48	95,294
51,748	5.000	08/20/48	51,701
432,869	5.000	10/20/48	432,477
240,507	5.000	11/20/48	240,289
374,149	5.000	12/20/48	373,693
519,402	5.000	01/20/49	518,769
652,492	4.000	02/20/49	617,598
329,933	5.000	03/20/49	329,531
1,722,414	3.000	11/20/49	1,534,316
1,105,103	3.000	02/20/50	984,796
363,673	3.000	03/20/50	323,547
116,246	3.500	01/20/51	107,579
499,286	2.500	11/20/51	424,005
739,819	3.000	12/20/51	656,411
289,563	2.500	12/20/51	245,632
837,304	3.500	02/20/53	774,154
6,000,000	2.000	TBA-30yr(e)	4,906,652

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$4,000,000	2.500%	TBA-30yr(e)	$3,410,944

			17,780,149

Uniform Mortgage-Backed Security – 36.3%
600	4.500	07/01/36	595
645	4.500	04/01/39	639
3,092	4.500	05/01/39	3,063
1,293	4.000	08/01/39	1,245
5,860	4.500	08/01/39	5,803
104,152	4.500	12/01/39	103,161
6,382	4.500	01/01/41	6,310
6,311	4.500	05/01/41	6,237
31,484	4.500	08/01/41	31,134
61,370	4.500	08/01/42	60,593
5,805	3.000	11/01/42	5,285
69,199	3.000	12/01/42	63,500
179,878	3.000	01/01/43	164,373
34,339	3.000	02/01/43	31,389
235,991	3.000	03/01/43	215,039
399,254	3.000	04/01/43	363,371
255,307	3.000	05/01/43	232,119
49,449	3.000	06/01/43	44,828
393,452	3.000	07/01/43	357,472
339,322	4.500	10/01/44	333,557
396,619	4.500	04/01/45	390,309
47,463	4.500	05/01/45	46,708
182,856	4.500	06/01/45	179,751
154,344	4.000	11/01/45	146,715
55,105	4.000	03/01/46	52,246
3,964	4.500	05/01/46	3,873
29,377	4.000	06/01/46	27,796
45,656	4.500	08/01/46	44,558
8,686	4.000	08/01/46	8,218
69,898	4.000	10/01/46	66,136
15,933	4.500	06/01/47	15,585
477,343	4.500	11/01/47	465,273
166,307	4.000	12/01/47	158,106
155,038	4.000	01/01/48	147,392
584,081	4.000	02/01/48	554,564
414,010	4.000	03/01/48	392,299
477,984	4.000	06/01/48	453,964
147,308	4.000	08/01/48	139,491
654,416	5.000	11/01/48	655,655
844,211	4.500	01/01/49	818,643
236,194	4.500	03/01/49	229,041
644,935	4.500	04/01/49	625,771
42,786	3.500	07/01/49	39,227
1,001,164	3.000	09/01/49	885,543
1,454,506	4.500	03/01/50	1,419,798
2,352,369	2.500	09/01/50	1,989,641
2,640,052	2.000	10/01/50	2,118,205
2,638,266	2.000	11/01/50	2,113,635
883,107	2.500	11/01/50	746,383
1,707,367	2.500	02/01/51	1,429,500
2,411,093	2.500	05/01/51	2,037,050
5,925	4.500	05/01/51	5,739
757,340	2.000	05/01/51	606,028
4,136,314	2.000	12/01/51	3,306,689

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$2,608,348	2.000%	02/01/52	$2,084,379
154,121	4.500	04/01/52	147,919
819,409	5.500	09/01/52	828,540
929,138	6.000	11/01/52	956,274
164,127	6.000	12/01/52	169,194
866,242	4.500	05/01/53	839,737
925,482	6.500	06/01/54	969,140
1,000,000	2.500	TBA-30yr(e)	831,562
3,000,000	3.000	TBA-30yr(e)	2,600,508
5,000,000	5.500	TBA-30yr(e)	4,993,554
1,000,000	6.500	TBA-30yr(e)	1,031,328
4,000,000	6.000	TBA-30yr(e)	4,062,500

			43,863,880

TOTAL FEDERAL AGENCIES			$62,857,896

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $77,382,113)			$74,675,946

Agency Debentures – 19.5%

Sovereign – 19.5%
Tennessee Valley Authority
$20,150,000	0.750%	05/15/25	$20,059,728
Federal Home Loan Banks
3,620,000	3.500	06/11/32	3,429,697

TOTAL AGENCY DEBENTURES (Cost $23,813,242)			$23,489,425

Asset-Backed Securities(b) – 2.7%

Automotive – 0.6%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$150,000	4.700%	09/15/27	$149,944
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)(d)
325,000	4.870	08/15/36	328,870
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
275,000	4.740	01/16/29	275,907

			754,721

Collateralized Loan Obligations(a)(c) – 0.8%
Towd Point Mortgage Trust Series 2017-4, Class A2
1,030,153	3.000	06/25/57	955,709

Student Loan(a)(c) – 1.3%
ECMC Group Student Loan Trust Series 2018-2A, Class A (1 mo. USD Term SOFR + 0.914%)
717,230	5.254	09/25/68	714,740

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Student Loan(a)(c) – (continued)
Scholar Funding Trust Series 2013-A, Class A (1 mo. USD Term SOFR + 0.764%)
$800,896	5.099%	01/30/45	$795,658

			1,510,398

TOTAL ASSET-BACKED SECURITIES (Cost $3,307,601)			$3,220,828

Municipal Debt Obligations – 1.7%

New Jersey – 1.7%
New Jersey Economic Development Authority RB Taxable Series A
$2,000,000	7.425%	02/15/29	$2,110,663

(Cost $2,000,000)

U.S. Treasury Obligations – 31.3%

U.S. Treasury Bonds
$570,000	4.375%	05/15/40	$565,547
1,630,000	3.625	02/15/44	1,425,741
4,100,000	3.375	05/15/44	3,447,844
1,770,000	3.125	08/15/44	1,427,339
680,000	3.125	05/15/48	529,231
680,000	3.000	08/15/48	516,269
720,000	2.375	11/15/49	476,212
4,870,000	4.000	11/15/52	4,392,131
13,000	4.250	08/15/54	12,271
U.S. Treasury Inflation-Indexed Bonds
973,367	1.500	02/15/53	809,568
U.S. Treasury Notes
1,060,000	0.875	06/30/26	1,019,960
287,600	3.625	03/31/30	283,174
1,590,000	4.000	03/31/30	1,593,105
6,052,800	0.625	05/15/30	5,120,763
8,085,300	3.750	05/31/30	7,999,394
1,380,000	3.750	06/30/30	1,364,691
1,600,000	4.125	03/31/32	1,604,250
1,470,000	4.375 (f)	05/15/34	1,489,983
U.S. Treasury STRIPS Coupon(g)
1,791,200	0.000	11/15/29	1,486,539
440,000	0.000	08/15/30	353,269
440,000	0.000	11/15/30	349,393
470,000	0.000	08/15/31	360,697
900,000	0.000	11/15/31	683,151
440,000	0.000	08/15/33	307,801
360,000	0.000	08/15/35	228,463

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,893,022)			$37,846,786

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued) March 31, 2025

Shares	Dividend Rate	Value

Investment Company(h) –0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
2,553	4.259%	$2,553
(Cost $ 2,553)

TOTAL INVESTMENTS – 117.0% (Cost $ 146,398,531)		$141,346,201

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.0)%		(20,574,797)

NET ASSETS – 100.0%		$120,771,404

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(e)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $21,837,048 which represents approximately 18.2% of net assets as of March 31, 2025.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At March 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA -30yr	04/15/25	$(3,000,000)	$(2,657,207)
Government National Mortgage Association	4.000	TBA -30yr	04/15/25	(1,000,000)	(936,264)
Government National Mortgage Association	5.000	TBA -30yr	04/15/25	(1,000,000)	(983,761)
Uniform Mortgage-Backed Security	4.500	TBA -30yr	04/15/25	(4,000,000)	(3,827,969)
Uniform Mortgage-Backed Security	4.000	TBA -30yr	04/15/25	(1,000,000)	(932,305)
Uniform Mortgage-Backed Security	2.000	TBA -30yr	04/15/25	(9,000,000)	(7,158,867)

(PROCEEDS RECEIVED: $(16,445,098))					$(16,496,373)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	6	06/18/25	$667,313	$ 3,257
20 Year U.S. Treasury Bonds	13	06/18/25	1,524,656	14,537
5 Year U.S. Treasury Notes	238	06/30/25	25,741,187	83,638
Ultra 10-Year U.S. Treasury Notes	13	06/18/25	1,483,625	5,531

Total				$106,963

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(39)	06/30/25	$(8,079,703)	$416

TOTAL FUTURES CONTRACTS				$107,379

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	3.851%	03/31/27	$ 24,570	(b)	$ 83,196	$ 44,124	$ 39,072
12M SOFR	3.851	03/31/27	1,540	(b)	5,217	(900)	6,117
3.490%	12M SOFR	05/31/27	10		165	(14)	179
3.799	12M SOFR	08/31/29	23,700	(b)	(176,271)	(73,345)	(102,926)
3.822	12M SOFR	01/31/32	3,790	(b)	(34,549)	1,583	(36,132)
3.864	12M SOFR	11/15/34	1,460	(b)	(14,836)	(1,338)	(13,498)

TOTAL					$(137,078)	$(29,890)	$(107,188)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
RB	—Revenue Bond
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
SOFR —Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 95.9%

U.S. Treasury Inflation-Indexed Bonds
$16,190,909	1.500%		02/15/53	$13,466,282
22,394,259	2.125		02/15/54	21,474,870

U.S. Treasury Inflation-Indexed Notes
297,330	0.125	(a)	07/15/26	295,901
11,304,944	0.125	(a)	04/15/27	11,089,885
7,556,513	0.375	(a)	07/15/27	7,468,551
25,783,241	1.250		04/15/28	25,782,234
62,748,970	2.125		04/15/29	64,611,830
10,064,324	1.625		10/15/29	10,206,247
4,052,700	0.125		07/15/31	3,720,727
10,593,549	1.375		07/15/33	10,332,021
16,619,996	1.875		07/15/34	16,771,913
13,193,773	2.125		01/15/35	13,541,140

U.S. Treasury Notes
2,810,000	4.000		03/31/30	2,815,488
2,820,000	4.125		03/31/32	2,827,491

TOTAL U.S. TREASURY OBLIGATIONS (Cost $201,112,002)				$204,404,580

Shares	Dividend Rate	Value

Investment Company(b) – 1.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
3,168,972	4.259%	$3,168,972

(Cost $ 3,168,972)

TOTAL INVESTMENTS – 97.4% (Cost $ 204,280,974)		$207,573,552

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		5,635,818

NET ASSETS – 100.0%		$213,209,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	346	06/18/25	$38,481,687	$ 392,655
20 Year U.S. Treasury Bonds	87	06/18/25	10,203,469	64,659
5 Year U.S. Treasury Notes	567	06/30/25	61,324,594	118,734
Ultra 10-Year U.S. Treasury Notes	53	06/18/25	6,048,625	22,547

Total				$ 598,595

Short position contracts:
2 Year U.S. Treasury Notes	(456)	06/30/25	(94,470,375)	(192,371)
Ultra Long U.S. Treasury Bonds	(158)	06/18/25	(19,315,500)	72,530

Total				$(119,841)

TOTAL FUTURES CONTRACTS				$ 478,754

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.007%(a)	12M CPI-U(a)	02/07/26	$6,300		$894,947	$10	$ 894,937
12M SOFR(b)	3.851%(b)	03/31/27	85,110	(c)	288,191	141,158	147,033
12M SOFR(b)	3.851(b)	03/31/27	5,280	(c)	17,888	(3,085)	20,973
12M SOFR(b)	3.490(b)	05/31/27	10		(191)	(16)	(175)
12M CPI-U(a)	2.103(a)	02/07/29	6,300		(901,981)	37	(902,018)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.799%(b)	12M SOFR(b)	08/31/29	$ 81,770(c)	$(608,173)	$(229,394)	$(378,779)

3.822(b)	12M SOFR(b)	01/31/32	13,150(c)	(119,872)	5,459	(125,331)
3.864(b)	12M SOFR(b)	11/15/34	5,140(c)	(52,233)	(4,714)	(47,519)

TOTAL				$(481,424)	$(90,545)	$(390,879)

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.

Abbreviations:
CPI U	—Consumer Price Index For All Urban Consumers
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 55.8%

Aerospace & Defense(a) – 1.8%
Boeing Co.
$5,400,000	2.600%		10/30/25	$5,330,124
8,071,000	2.700		02/01/27	7,783,027
7,420,000	5.150		05/01/30	7,464,297
TransDigm, Inc.
1,900,000	5.500		11/15/27	1,878,511

				22,455,959

Agriculture(a) – 0.8%
Altria Group, Inc.
2,833,000	4.875		02/04/28	2,852,009
BAT International Finance PLC
8,000,000	1.668		03/25/26	7,770,480

				10,622,489

Automotive – 1.4%
General Motors Financial Co., Inc. (a)
8,800,000	1.500		06/10/26	8,462,784
Volkswagen Group of America Finance LLC (b)
2,955,000	3.350		05/13/25	2,949,445
5,800,000	3.950		06/06/25	5,786,544
ZF North America Capital, Inc. (b)
900,000	4.750		04/29/25	899,253

				18,098,026

Banks – 19.8%
Banco Santander SA
1,600,000	2.746		05/28/25	1,594,640
Bank of America Corp. (a)(c) (5 yr. CMT + 2.760%)
1,690,000	4.375		01/27/27	1,649,220
(5 yr. CMT + 3.231%)
1,595,000	6.125		04/27/27	1,616,836
(Secured Overnight Financing Rate + 0.830%)
12,843,000	4.979		01/24/29	12,967,706
(Secured Overnight Financing Rate + 2.040%)
7,000,000	4.948		07/22/28	7,055,230
Bank of New York Mellon Corp. (a)(c) (5 yr. CMT + 3.352%)
1,680,000	3.700		03/20/26	1,644,636
Bank of Nova Scotia (a)(c) (Secured Overnight Financing Rate + 0.890%)
6,955,000	4.932		02/14/29	6,993,739
Barclays PLC (a)(c) (5 yr. CMT + 5.867%)
1,640,000	6.125		12/15/25	1,639,672
(Secured Overnight Financing Rate + 1.490%)
3,115,000	5.674		03/12/28	3,168,983
(Secured Overnight Financing Rate + 2.210%)
2,445,000	5.829		05/09/27	2,474,071
(Secured Overnight Financing Rate + 2.714%)
3,600,000	2.852		05/07/26	3,592,548
BNP Paribas SA (b)
10,000,000	4.375		09/28/25	9,954,500
(Secured Overnight Financing Rate + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,258,625
BPCE SA (a)(b)(c) (Secured Overnight Financing Rate + 1.520%)
3,675,000	1.652		10/06/26	3,614,803

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Citigroup, Inc. (a)(c)
(3 mo. USD Term SOFR + 4.779%)
$1,610,000	6.250%		08/15/26	$1,619,628
(5 yr. CMT + 3.209%)
1,555,000	7.375		05/15/28	1,602,723
(5 yr. CMT + 3.417%)
5,000,000	3.875		02/18/26	4,895,450
(5 yr. CMT + 3.597%)
4,865,000	4.000		12/10/25	4,797,085
(Secured Overnight Financing Rate + 1.280%)
7,000,000	3.070		02/24/28	6,800,570
(Secured Overnight Financing Rate + 1.887%)
7,000,000	4.658		05/24/28	7,004,620
(Secured Overnight Financing Rate + 2.842%)
885,000	3.106		04/08/26	884,566
Citizens Financial Group, Inc. (a)(c) (5 yr. CMT + 5.313%)
4,165,000	5.650		10/06/25	4,140,551
Comerica, Inc. (a)(c) (5 yr. CMT + 5.291%)
5,412,000	5.625		07/01/25	5,383,316
Credit Agricole SA (a)(b)(c) (5 yr. USD Swap + 6.185%)
2,410,000	8.125		12/23/25	2,449,259
Deutsche Bank AG (a)(c) (5 yr. USD ICE Swap + 5.003%)
1,600,000	7.500		04/30/25	1,601,984
(Secured Overnight Financing Rate + 1.210%)
4,417,000	5.373		01/10/29	4,463,820
(Secured Overnight Financing Rate + 1.594%)
3,135,000	5.706		02/08/28	3,181,837
First Horizon Corp. (a)
1,500,000	4.000		05/26/25	1,496,025
HSBC Holdings PLC (a)(c) (Secured Overnight Financing Rate + 1.538%)
8,675,000	1.645		04/18/26	8,662,508
(Secured Overnight Financing Rate + 3.350%)
2,945,000	7.390		11/03/28	3,129,740
Huntington National Bank (a)(c) (Secured Overnight Financing Rate + 0.720%)
1,569,000	5.093		04/12/28	1,566,678
ING Groep NV (a)(c) (1 yr. CMT + 1.100%)
4,750,000	1.400	(b)	07/01/26	4,709,435
(5 yr. USD Swap + 4.446%)
2,440,000	6.500		04/16/25	2,441,000
JPMorgan Chase & Co. (a)(c) (5 yr. CMT + 2.850%)
1,690,000	3.650		06/01/26	1,653,547
(Secured Overnight Financing Rate + 0.800%)
3,037,000	4.915		01/24/29	3,064,910
(Secured Overnight Financing Rate + 1.850%)
6,360,000	2.083		04/22/26	6,349,633
KeyBank NA
2,515,000	4.150		08/08/25	2,507,027
M&T Bank Corp. (a)(c) (5 yr. CMT + 2.679%)
3,599,000	3.500		09/01/26	3,408,613
Macquarie Group Ltd. (a)(b)(c) (Secured Overnight Financing Rate + 1.069%)
2,100,000	1.340		01/12/27	2,047,059

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Morgan Stanley (a)(c)
(Secured Overnight Financing Rate + 0.720%)
$4,025,000	0.985%	12/10/26	$3,923,288
(Secured Overnight Financing Rate + 1.215%)
5,000,000	5.042	07/19/30	5,037,200
(Secured Overnight Financing Rate + 1.990%)
20,275,000	2.188	04/28/26	20,235,261
NatWest Group PLC (a)(c) (5 yr. USD Swap + 5.720%)
2,445,000	8.000	08/10/25	2,457,763
PNC Financial Services Group, Inc. (a)(c) (5 yr. CMT + 3.238%)
1,610,000	6.200	09/15/27	1,637,998
Societe Generale SA (a)(b)(c) (1 yr. CMT + 1.500%)
3,155,000	5.519	01/19/28	3,181,912
Sumitomo Mitsui Trust Bank Ltd. (b)
10,294,000	4.500	03/13/28	10,293,074
Toronto-Dominion Bank
4,754,000	4.861	01/31/28	4,802,491
Truist Financial Corp. (a)(c) (5 yr. CMT + 4.605%)
3,200,000	4.950	09/01/25	3,181,408
UBS Group AG (a)(b)(c) (Secured Overnight Financing Rate + 2.044%)
9,600,000	2.193	06/05/26	9,554,688
Wells Fargo & Co. (a)(c) (5 yr. CMT + 3.453%)
1,685,000	3.900	03/15/26	1,636,287
(5 yr. CMT + 3.606%)
1,515,000	7.625	09/15/28	1,621,838
(Secured Overnight Financing Rate + 1.510%)
7,000,000	3.526	03/24/28	6,857,550
(Secured Overnight Financing Rate + 1.560%)
9,910,000	4.540	08/15/26	9,903,856
(Secured Overnight Financing Rate + 1.980%)
7,000,000	4.808	07/25/28	7,022,400
(Secured Overnight Financing Rate + 2.000%)
7,200,000	2.188	04/30/26	7,184,736
Westpac New Zealand Ltd. (b)
2,265,000	4.902	02/15/28	2,285,838

			251,904,381

Beverages(a)(b) – 0.6%
Bacardi-Martini BV
3,775,000	5.550	02/01/30	3,845,139
JDE Peet’s NV
4,230,000	2.250	09/24/31	3,544,275

			7,389,414

Building Materials(a)(b) – 0.2%
JELD-WEN, Inc.
125,000	4.875	12/15/27	116,616
Standard Industries, Inc.
1,940,000	4.750	01/15/28	1,878,269

			1,994,885

Chemicals(a) – 0.7%
Celanese U.S. Holdings LLC (d)
2,332,000	6.415	07/15/27	2,370,152
International Flavors & Fragrances, Inc. (b)
5,225,000	1.230	10/01/25	5,128,076

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(a) – (continued)
SNF Group SACA (b)
$1,650,000	3.125%	03/15/27	$1,572,631

			9,070,859

Commercial Services(a) – 1.3%
Brink’s Co. (b)
915,000	6.500	06/15/29	927,252
DP World Crescent Ltd.
2,060,000	3.750	01/30/30	1,958,287
Global Payments, Inc.
3,175,000	1.200	03/01/26	3,075,972
Quanta Services, Inc.
10,660,000	4.750	08/09/27	10,676,097

			16,637,608

Computers(a) – 0.1%
NetApp, Inc.
1,300,000	1.875	06/22/25	1,290,783

Diversified Financial Services – 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
827,000	4.625	10/15/27	823,783
5,000,000	6.150	09/30/30	5,273,800
Air Lease Corp. (a)
1,100,000	3.375	07/01/25	1,096,007
5,175,000	1.875	08/15/26	4,982,904
Ally Financial, Inc. (a)(c) (7 yr. CMT + 3.481%)
3,740,000	4.700	05/15/28	3,219,205
American Express Co. (a)(c) (5 yr. CMT + 2.854%)
1,725,000	3.550	09/15/26	1,669,817
Aviation Capital Group LLC (a)(b)
1,725,000	1.950	01/30/26	1,684,635
Charles Schwab Corp. (a)(c) (5 yr. CMT + 4.971%)
6,390,000	5.375	06/01/25	6,376,836
Jefferies Financial Group, Inc. (a)
6,879,000	5.000	02/10/26	6,875,836
Macquarie Airfinance Holdings Ltd. (a)(b)
260,000	6.400	03/26/29	268,993
Merrill Lynch BV (c) (Secured Overnight Financing Rate + 0.450%)
8,100,000	4.811	04/30/25	8,105,103
Nasdaq, Inc.
1,040,000	5.650	06/28/25	1,042,184
Nomura Holdings, Inc.
2,695,000	5.099	07/03/25	2,696,698
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)(b)
10,460,000	2.875	10/15/26	10,041,391
Synchrony Financial (a)
4,260,000	4.875	06/13/25	4,257,913

			58,415,105

Electrical(a) – 1.5%
Avangrid, Inc.
1,375,000	3.200	04/15/25	1,373,900
DTE Energy Co.
1,150,000	1.050	06/01/25	1,142,859
Emera, Inc. (c) (3 mo. USD LIBOR + 5.440%)
3,105,000	6.750	06/15/76	3,122,326

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electrical(a) – (continued)
Enel Finance International NV (b)
$7,875,000	1.625%	07/12/26	$7,584,727
Entergy Corp.
2,800,000	0.900	09/15/25	2,754,836
Vistra Operations Co. LLC (b)
2,965,000	5.000	07/31/27	2,922,986

			18,901,634

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
1,485,000	6.375	03/15/29	1,503,548

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch BV
176,000	3.850	03/29/26	170,500
Greenko Wind Projects Mauritius Ltd.
200,000	5.500	04/06/25	199,840

			370,340

Engineering & Construction(a) – 0.4%
AECOM
2,750,000	5.125	03/15/27	2,726,735
MasTec, Inc.
754,000	5.900	06/15/29	773,310
Mexico City Airport Trust
2,040,000	3.875	04/30/28	1,946,935

			5,446,980

Entertainment(a)(b) – 0.3%
Caesars Entertainment, Inc.
3,500,000	4.625	10/15/29	3,215,450
Six Flags Entertainment Corp.
616,000	7.000	07/01/25	617,109

			3,832,559

Environmental(a) – 1.1%
Veralto Corp.
6,710,000	5.500	09/18/26	6,793,204
Waste Management, Inc.
7,332,000	4.500	03/15/28	7,369,173

			14,162,377

Food &Drug Retailing – 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC (a)(b)
3,630,000	3.250	03/15/26	3,547,272
Campbell’s Co.
3,700,000	5.200	03/19/27	3,748,766
Mars, Inc. (a)(b)
13,054,000	4.600	03/01/28	13,107,130

			20,403,168

Gas(a) – 0.8%
NiSource, Inc.
10,050,000	0.950	08/15/25	9,925,883

Healthcare Providers & Services(a) – 2.4%
Centene Corp.
1,900,000	4.250	12/15/27	1,855,198

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(a) – (continued)
$8,410,000	2.450%	07/15/28	$7,678,330
GE HealthCare Technologies, Inc.
6,150,000	5.650	11/15/27	6,313,098
HCA, Inc.
6,000,000	5.875	02/15/26	6,024,240
5,389,000	5.000	03/01/28	5,432,543
3,650,000	5.625	09/01/28	3,733,366

			31,036,775

Insurance(b) – 0.4%
Athene Global Funding
305,000	1.450	01/08/26	297,875
Great-West Lifeco U.S. Finance 2020 LP (a)
2,000,000	0.904	08/12/25	1,971,000
QBE Insurance Group Ltd. (a)(c) (5 yr. CMT + 5.513%)
3,000,000	5.875	05/12/25	2,998,140

			5,267,015

Internet – 0.9%
Gen Digital, Inc. (a)(b)
3,110,000	6.750	09/30/27	3,149,652
Netflix, Inc. (b)
6,025,000	5.375	11/15/29	6,216,836
Uber Technologies, Inc. (a)
1,600,000	4.300	01/15/30	1,573,216

			10,939,704

Investment Companies(a) – 0.3%
Blue Owl Credit Income Corp.
3,355,000	3.125	09/23/26	3,243,916

Iron/Steel – 0.0%
POSCO (b)
310,000	5.750	01/17/28	317,428
Steel Dynamics, Inc. (a)
345,000	2.400	06/15/25	343,144

			660,572

Leisure Time(a)(b) – 0.3%
Carnival Corp.
2,280,000	5.750	03/01/27	2,281,140
Royal Caribbean Cruises Ltd.
1,825,000	5.625	09/30/31	1,792,844

			4,073,984

Machinery-Diversified(a) – 2.0%
Ingersoll Rand, Inc.
17,330,000	5.197	06/15/27	17,569,327
Nordson Corp.
7,468,000	4.500	12/15/29	7,347,019

			24,916,346

Media(a) – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2,911,000	4.908	07/23/25	2,909,981

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Mining(a)(b) – 0.7%
Glencore Funding LLC
$4,200,000	1.625%		09/01/25	$4,144,560
5,000,000	5.371		04/04/29	5,079,000

				9,223,560

Miscellaneous Manufacturing(a) – 0.9%
Axon Enterprise, Inc. (b)
750,000	6.125		03/15/30	757,673
Hillenbrand, Inc.
1,191,000	6.250		02/15/29	1,195,097
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	9,102,562

				11,055,332

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
1,501,000	5.000		08/15/25	1,491,078

Oil Field Services – 1.0%
Canadian Natural Resources Ltd. (a)
1,875,000	2.050		07/15/25	1,862,175
Pertamina Persero PT (a)
2,630,000	3.100		01/21/30	2,406,450
Petroleos Mexicanos
210,000	6.875	(a)	10/16/25	209,685
200,000	6.500		01/23/29	187,930
300,000	8.750	(a)	06/02/29	298,470
Petronas Capital Ltd. (a)(b)
1,450,000	4.950		01/03/31	1,452,929
QatarEnergy (a)
2,160,000	1.375		09/12/26	2,061,504
Saudi Arabian Oil Co. (a)
2,130,000	1.625		11/24/25	2,089,397
Sunoco LP (a)(b)
1,740,000	7.000		05/01/29	1,781,290

				12,349,830

Packaging(a) – 0.4%
Berry Global, Inc.
3,200,000	1.570		01/15/26	3,119,872
Silgan Holdings, Inc. (b)
1,925,000	1.400		04/01/26	1,857,413

				4,977,285

Pharmaceuticals – 1.1%
Cardinal Health, Inc.
10,569,000	4.700		11/15/26	10,609,057
PRA Health Sciences, Inc. (a)(b)
3,144,000	2.875		07/15/26	3,047,919

				13,656,976

Pipelines(a) – 2.0%
Cheniere Energy Partners LP
2,835,000	4.500		10/01/29	2,762,736
DCP Midstream Operating LP
2,690,000	5.625		07/15/27	2,734,062
Hess Midstream Operations LP (b)
1,710,000	5.875		03/01/28	1,719,405

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(a) – (continued)
$710,000	6.500%		06/01/29	$723,838
MPLX LP
8,300,000	1.750		03/01/26	8,085,030
NGPL PipeCo LLC (b)
410,000	4.875		08/15/27	408,905
ONEOK, Inc.
6,405,000	4.250		09/24/27	6,350,494
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875		01/15/29	2,784,763
Venture Global LNG, Inc. (b)
30,000	7.000		01/15/30	29,562

				25,598,795

Real Estate Investment Trust(a) – 0.4%
American Tower Corp.
1,400,000	1.300		09/15/25	1,378,580
Crown Castle, Inc.
1,750,000	1.350		07/15/25	1,732,640
Starwood Property Trust, Inc. (b)
1,425,000	6.500		07/01/30	1,425,955

				4,537,175

Retailing(a) – 0.8%
1011778 BC ULC/New Red Finance, Inc. (b)
2,705,000	6.125		06/15/29	2,726,884
Murphy Oil USA, Inc.
3,670,000	5.625		05/01/27	3,651,613
Penske Automotive Group, Inc.
3,310,000	3.500		09/01/25	3,288,452

				9,666,949

Semiconductors(a) – 1.0%
Broadcom, Inc.
9,815,000	5.050		07/12/27	9,936,510
Skyworks Solutions, Inc.
2,425,000	1.800		06/01/26	2,336,196

				12,272,706

Software – 1.9%
Cadence Design Systems, Inc.
1,255,000	4.200		09/10/27	1,251,198
4,400,000	4.300	(a)	09/10/29	4,357,496
Fair Isaac Corp. (a)(b)
2,705,000	5.250		05/15/26	2,703,864
Infor LLC (a)(b)
1,075,000	1.750		07/15/25	1,063,723
Oracle Corp. (a)
5,163,000	4.800		08/03/28	5,206,111
6,300,000	2.950		04/01/30	5,786,298
Synopsys, Inc. (a)
3,963,000	4.650		04/01/28	3,987,412

				24,356,102

Telecommunication Services(a) – 0.8%
T-Mobile USA, Inc.
7,145,000	3.500		04/15/25	7,141,071

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services(a) – (continued)
$3,725,000	3.750%		04/15/27	$3,670,950

				10,812,021

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,825,190

Trucking & Leasing(a)(b) – 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200		11/15/25	4,840,258
1,690,000	5.350		01/12/27	1,707,965
5,000,000	3.350		11/01/29	4,665,150

				11,213,373

TOTAL CORPORATE OBLIGATIONS (Cost $709,845,577)				$709,510,663

Mortgage-Backed Obligations – 17.6%

Collateralized Mortgage Obligations – 2.7%
Interest Only(e) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$305,396	1.637	%(c)	05/15/45	$32,545
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
208,970	1.537	(c)	05/15/46	22,708
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
179,794	1.587	(c)	03/15/44	17,257
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
3,230,281	4.000		08/25/50	655,097
Federal National Mortgage Association REMICS Series 2016-1, Class SJ (-1X 1 mo. USD Term SOFR + 6.036%)
284,125	1.696	(c)	02/25/46	32,714
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
352,778	1.646	(c)	05/25/47	41,863
Federal National Mortgage Association REMICS Series 2020-49, Class KS (-1X 1 mo. USD Term SOFR + 5.986%)
2,236,697	1.646	(c)	07/25/50	266,135
Federal National Mortgage Association REMICS Series 2010-135, Class AS (-1X 1 mo. USD Term SOFR + 5.836%)
55,641	1.496	(c)	12/25/40	4,526
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
119,095	1.666	(a)(c)	10/20/43	6,081
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
124,060	1.226	(a)(c)	07/20/47	12,161
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
271,495	1.766	(a)(c)	09/20/48	32,451

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(e) – (continued)
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
$279,707	1.616	%(a)(c)	01/20/49	$31,453
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
123,688	1.666	(a)(c)	06/20/49	13,867
Government National Mortgage Association REMICS Series 2020-78, Class DI
1,239,296	4.000	(a)	06/20/50	267,218
Government National Mortgage Association REMICS Series 2020-146, Class KI
3,386,383	2.500	(a)	10/20/50	501,866
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
196,553	1.616	(a)(c)	08/20/43	21,011
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
73,335	1.166	(a)(c)	11/20/44	6,568
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
127,182	1.816	(a)(c)	09/20/45	15,382
Government National Mortgage Association REMICS Series 2016-27, Class IA
67,620	4.000	(a)	06/20/45	9,635
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
267,359	1.766	(a)(c)	09/20/48	32,278
Government National Mortgage Association REMICS Series 2019-153, Class EI
6,338,785	4.000	(a)	12/20/49	1,356,492
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
7,024,339	1.616	(a)(c)	04/20/50	866,327
Government National Mortgage Association REMICS Series 2020-61, Class GI
1,566,659	5.000	(a)	05/20/50	377,575

				4,623,210

Sequential Fixed Rate – 0.7%
CIM Trust Series 2025-I1, Class A2
2,089,663	5.908	(a)(b)(d)	10/25/69	2,098,762
Federal National Mortgage Association REMICS Series 2012- 111, Class B
8,148	7.000		10/25/42	8,742
Federal National Mortgage Association REMICS Series 2012- 153, Class B
27,059	7.000		07/25/42	29,262
JP Morgan Mortgage Trust Series 2025-VIS1, Class A2
3,527,119	5.695	(a)(b)(d)	08/25/55	3,529,185
Verus Securitization Trust Series 2023-INV2, Class A2
1,631,620	6.928	(a)(b)(d)	08/25/68	1,648,389

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Verus Securitization Trust Series 2024-1, Class A1
$1,722,573	5.712	%(a)(b)(d)	01/25/69	$1,724,382

				9,038,722

Sequential Floating Rate(a)(c) – 1.6%
Chase Home Lending Mortgage Trust Series 2025-2, Class A4A
2,539,003	5.500	(b)	12/25/55	2,531,666
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
2,825,000	5.590	(b)	08/25/44	2,831,794
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
298,099	8.240	(b)	04/25/43	316,163
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
560,000	7.436	(b)	06/25/43	580,976
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
950,000	5.990	(b)	05/25/44	950,584
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
1,033,476	5.340	(b)	07/25/44	1,032,614
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,800,000	6.040	(b)	07/25/44	1,799,992
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
3,425,000	5.940	(b)	09/25/44	3,420,688
GCAT Trust Series 2024-INV4, Class A6
2,447,395	5.500	(b)	12/25/54	2,443,255
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
3,959,538	2.156		09/20/53	264,217
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
3,947,941	2.520	(b)	05/25/52	3,276,918
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
66,850	3.750	(b)	05/28/52	63,123
OBX Trust Series 2024-NQM17, Class A1
1,201,678	5.610	(b)	11/25/64	1,204,972

				20,716,962

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				34,378,894

Commercial Mortgage-Backed Securities – 7.5%
Regular Floater(b)(c) – 0.5%
KSL Commercial Mortgage Trust Series 2024-HT2, Class B (1 mo. USD Term SOFR + 2.042%)
$2,580,000	6.361%		12/15/39 $	2,580,003

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Regular Floater(b)(c) – (continued)
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$3,500,000	6.452%		11/15/29	$3,491,254
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
950,000	7.249		11/15/29	958,482

				7,029,739

Sequential Fixed Rate – 4.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
3,800,000	3.901	(b)	08/10/35	3,728,931
Bank Series 2023-BNK46, Class A4
4,100,000	5.745	(a)	08/15/56	4,282,431
Bank5 Series 2023-5YR4, Class A3
1,298,421	6.500	(a)	12/15/56	1,363,621
Bank5 Series 2024-5YR7, Class A3
2,350,000	5.769	(a)	06/15/57	2,426,644
Bank5 Series 2024-5YR11, Class A3
2,450,000	5.893	(a)	11/15/57	2,548,959
Bank5 Series 2024-5YR11, Class AS
1,075,000	6.139	(a)	11/15/57	1,106,400
Bank5 Series 2025-5YR14, Class A3
3,000,000	5.646	(a)	04/15/58	3,090,000
BBCMS Mortgage Trust Series 2023-C19, Class A5
2,900,000	5.451	(a)	04/15/56	2,975,803
BBCMS Mortgage Trust Series 2023-C19, Class ASB
800,000	5.700	(a)	04/15/56	829,414
BMO Mortgage Trust Series 2023-C7, Class A5
5,000,000	6.160	(a)	12/15/56	5,359,426
BX Trust Series 2022-CLS, Class A
3,900,000	5.760	(b)	10/13/27	3,945,449
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(b)	09/15/50	897,763
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
740,000	3.102	(a)	12/15/72	684,909
COMM Mortgage Trust Series 2024-277P, Class A
3,650,000	6.338	(b)	08/10/44	3,805,610
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-410T, Class A
1,250,000	2.287	(b)	03/05/42	1,134,344
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
2,100,000	3.598	(a)(b)	06/05/39	1,930,282
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
3,150,000	6.890	(a)	12/15/56	3,320,375
ROCK Trust Series 2024-CNTR, Class A
4,300,000	5.388	(b)	11/13/41	4,332,250
ROCK Trust Series 2024-CNTR, Class D
3,250,000	7.109	(b)	11/13/41	3,364,402
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)(b)	01/15/60	783,423

				51,910,436

Sequential Floating Rate – 2.9%
Bank5 Series 2024-5YR10, Class AS
900,000	5.637	(a)	10/15/57	913,332

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
$1,225,000	5.239	%(b)(c)	03/15/37	$1,161,260
BBCMS Mortgage Trust Series 2023-C22, Class A5
2,850,000	6.804	(a)(c)	11/15/56	3,195,936
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
1,150,000	5.488	(b)(c)	03/15/37	1,056,753
BX Commercial Mortgage Trust Series 2023-VLT3, Class A (1 mo. USD Term SOFR + 1.940%)
2,675,000	6.259	(b)(c)	11/15/28	2,671,574
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
4,471,243	5.761	(b)(c)	02/15/39	4,473,069
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,859,112	5.711	(b)(c)	03/15/41	1,859,464
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
3,500,000	6.160	(b)(c)	04/15/26	3,499,119
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
2,500,000	5.463	(b)(c)	03/15/30	2,481,270
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C
1,949,000	4.387	(a)(c)	09/15/48	1,880,191
COMM Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
3,750,000	6.160	(b)(c)	06/15/41	3,720,711
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
1,375,000	6.340	(b)(c)	01/13/40	1,396,806
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,375,000	5.467	(b)(c)	01/13/40	1,399,378
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,200,000	6.012	(b)(c)	02/15/42	2,177,141
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
3,150,000	4.954	(b)(c)	07/15/35	3,157,551
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,950,000	5.360	(b)(c)	07/15/35	1,949,952

				36,993,507

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$95,933,682

Federal Agencies – 7.4%
Government National Mortgage Association – 2.2%
$1,066,605	4.500%		08/20/47	$1,042,112
165,003	5.000		03/20/48	165,463
1,657,325	4.000		05/20/48	1,571,802
590,112	4.500		06/20/48	575,824
599,093	4.500		07/20/48	584,399
910,552	4.500		09/20/48	888,220
631,957	4.500		10/20/48	616,260
790,481	4.500		12/20/48	769,859
1,934,404	4.500		01/20/49	1,883,938
598,091	4.500		02/20/49	582,114

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$803,426	4.500%	03/20/49	$782,466
424,487	4.500	10/20/49	413,944
796,504	5.000	12/20/49	796,640
48,569	5.000	02/20/50	48,696
4,314,275	3.000	11/20/51	3,796,871
2,000,000	6.000	TBA-30yr(f)	2,029,844
3,000,000	6.500	TBA-30yr(f)	3,071,091
8,000,000	7.000	TBA-30yr(f)	8,256,883

			27,876,426

Uniform Mortgage-Backed Security – 5.2%
834	5.000	11/01/26	833
2,579	5.000	07/01/27	2,579
60,362	4.500	07/01/47	58,779
38,551	4.500	03/01/50	37,219
7,801,470	6.000	11/01/52	8,053,504
1,710,033	5.500	12/01/52	1,730,691
4,677,854	6.000	12/01/52	4,813,482
3,154,674	6.000	01/01/53	3,241,741
859,594	5.500	04/01/53	868,099
2,511,978	6.000	04/01/53	2,584,863
2,408,038	6.500	09/01/53	2,502,631
5,890,010	6.500	11/01/53	6,145,771
2,554,449	6.500	12/01/53	2,670,160
15,000,000	5.000	TBA-30yr(f)	14,701,758
18,000,000	6.000	TBA-30yr(f)	18,281,250

			65,693,360

TOTAL FEDERAL AGENCIES			$93,569,786

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $223,463,055)			$223,882,362

Asset-Backed Securities(a) – 13.4%

Automotive – 3.3%
Bank of America Auto Trust Series 2023-2A, Class A2(b)
$574,582	5.850%	08/17/26 $	575,350
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
431,731	5.630	10/15/26	431,876
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
1,700,000	4.700	09/15/27	1,699,364
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
800,000	4.670	08/15/28	800,198
Ford Credit Auto Lease Trust Series 2024-A, Class A2A
2,149,278	5.240	07/15/26	2,150,862
Ford Credit Auto Lease Trust Series 2024-B, Class A3
6,100,000	4.990	12/15/27	6,142,856
Ford Credit Auto Owner Trust Series 2024-1, Class A(b)(d)
3,200,000	4.870	08/15/36	3,238,110
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(b)
2,757,929	4.770	03/15/27	2,762,467
Hyundai Auto Receivables Trust Series 2024-B, Class A3
5,825,000	4.840	03/15/29	5,866,882

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Automotive – (continued)
Nissan Auto Lease Trust Series 2024-A, Class A2A
	$4,087,805	5.110%	10/15/26	$4,093,087
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	1,250,000	4.760	08/16/27	1,250,008
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	2,825,000	4.740	01/16/29	2,834,315
Tesla Auto Lease Trust Series 2023-B, Class A3(b)
	3,142,950	6.130	09/21/26	3,152,185
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
	550,715	0.710	04/15/26	549,045
Toyota Auto Receivables Owner Trust Series 2024-C, Class A3
	4,225,000	4.880	03/15/29	4,260,132
World Omni Auto Receivables Trust Series 2024-B, Class A2A
	2,273,373	5.480	09/15/27	2,278,776

				42,085,513

Collateralized Loan Obligations – 5.3%
37 Capital CLO III Ltd. Series 2023-1A, Class D(b)(c) (3 mo. USD Term SOFR + 6.360%)
	2,950,000	10.662	04/15/36	2,966,653
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.462%)
	7,600,000	5.755	07/20/34	7,603,230
Barings CLO Ltd. Series 2023-1A, Class A(b)(c) (3 mo. USD Term SOFR + 1.750%)
	4,800,000	6.043	04/20/36	4,801,704
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c) (3 mo. USD Term SOFR + 2.050%)
	3,600,000	6.343	10/18/36	3,616,488
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c) (3 mo. USD Term SOFR + 7.650%)
	2,025,000	11.943	01/20/37	2,022,376
Crown City CLO I Series 2020-1A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.452%)
	2,500,000	5.745	07/20/34	2,499,907
Crown City CLO V Series 2023-5A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.600%)
	1,100,000	5.893	04/20/37	1,102,325
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(c) (-1X 3 mo. EUR EURIBOR + 1.700%)
EUR	2,700,000	0.000	04/20/38	2,909,935
Dunedin Park CLO DAC Series 1X, Class AR(c) (3 mo. EUR EURIBOR + 0.980%)
	4,750,000	3.496	11/20/34	5,107,313
Jamestown CLO XVI Ltd. Series 2021-16A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.120%)
	$3,000,000	5.420	07/25/34	2,987,334
LCM 26 Ltd. Series 26A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.332%)
	1,785,418	5.625	01/20/31	1,785,897
MJX Venture Management II LLC Series 2017-28RR, Class A1(b)(c) (3 mo. USD Term SOFR + 1.542%)
	1,400,412	5.835	07/22/30	1,400,780
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.362%)
	676,852	5.662	12/21/29	676,807

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations – (continued)
OCP Euro DAC Series 2025-12A, Class B1(b)(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,900,000	4.062%	01/20/38	$3,115,202
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C (b)(c) (3 mo. USD Term SOFR + 2.950%)
	$3,200,000	7.247	08/08/32	3,195,578
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(c) (3 mo. USD Term SOFR + 1.462%)
	4,000,000	5.762	10/25/34	4,002,024
RR 29 Ltd. Series 2024-29RA, Class A2R(b)(c) (3 mo. USD Term SOFR + 1.700%)
	3,000,000	6.002	07/15/39	3,000,798
Sixth Street CLO XIV Ltd. Series 2019-14A, Class A1R2 (b)(c) (3 mo. USD Term SOFR + 1.150%)
	7,500,000	5.467	01/20/38	7,468,755
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(b)
	338,317	5.750	12/20/50	341,426
Sycamore Tree CLO Ltd. Series 2023-2A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.680%)
	2,200,000	5.973	01/20/37	2,200,592
Venture 36 CLO Ltd. Series 2019-36A, Class D(b)(c) (3 mo. USD Term SOFR + 4.412%)
	2,500,000	8.705	04/20/32	2,442,922
Zais CLO 13 Ltd. Series 2019-13A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.300%)
	2,209,834	5.602	07/15/32	2,209,338

				67,457,384

Credit Card – 1.4%
American Express Credit Account Master Trust Series 2024-3, Class A
	4,500,000	4.650	07/15/29	4,536,155
Barclays Dryrock Issuance Trust Series 2023-1, Class A
	7,300,000	4.720	02/15/29	7,321,498
Barclays Dryrock Issuance Trust Series 2023-2, Class A(c) (1 mo. USD Term SOFR + 0.900%)
	2,425,000	5.249	08/15/28	2,431,831
Discover Card Execution Note Trust Series 2023-A1, Class A
	3,800,000	4.310	03/15/28	3,796,544

				18,086,028

Student Loan(c) – 3.4%
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.272%)
	1,554,109	5.565	04/20/31	1,554,726
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A(b) (3 mo. USD Term SOFR + 1.800%)
	3,600,000	6.097	07/24/36	3,608,384
CIFC Falcon Ltd. Series 2019-FAL, Class A(b) (3 mo. USD Term SOFR + 1.262%)
	4,000,000	5.555	01/20/33	3,999,400
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (b) (3 mo. USD Term SOFR + 1.830%)
	5,500,000	6.132	01/15/37	5,521,692
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
	4,500,000	5.813	04/18/37	4,493,331

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2025

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Student Loan(c) – (continued)
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(b) (3 mo. USD Term SOFR + 1.380%)
	$3,700,000	5.702%	05/20/36	$3,700,829
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
	248,061	5.719	07/25/45	247,695
Katayma CLO II Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.150%)
	2,500,000	6.443	04/20/37	2,508,950
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R (b) (3 mo. USD Term SOFR + 1.200%)
	5,603,990	5.493	01/20/32	5,593,376
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(b) (3 mo. USD Term SOFR + 1.400%)
	5,025,000	5.702	04/15/31	5,025,141
Parallel Ltd. Series 2023-1A, Class A1(b) (3 mo. USD Term SOFR + 2.200%)
	3,000,000	6.493	07/20/36	3,002,814
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1 mo. USD Term SOFR + 1.264%)
	370,886	5.604	09/25/65	372,242
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	3,500,000	4.235	07/15/35	3,754,087

				43,382,667

TOTAL ASSET-BACKED SECURITIES (Cost $170,735,564)				$171,011,592

Sovereign Debt Obligations – 2.0%

United States Dollar – 2.0%
Hungary Government International Bonds
	$3,630,000	5.250%	06/16/29	$3,607,312
Indonesia Government International Bonds (a)
	6,030,000	4.550	01/11/28	6,017,940
Korea Hydro & Nuclear Power Co. Ltd. (b)
	3,950,000	4.250	07/27/27	3,930,487
Mexico Government International Bonds (a)
	2,860,000	3.250	04/16/30	2,585,440
Peru Government International Bonds (a)
	2,120,000	2.392	01/23/26	2,079,593
Qatar Government International Bonds (b)
	690,000	3.400	04/16/25	688,896
Republic of Poland Government International Bonds (a)
	2,600,000	4.625	03/18/29	2,596,724
Romania Government International Bonds
	1,500,000	3.000 (b)	02/27/27	1,440,188
	1,700,000	5.875	01/30/29	1,688,754
Saudi Government International Bonds (b)
	800,000	2.900	10/22/25	792,400

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $25,464,078)				$25,427,734

Shares	Description			Value

Common Stocks(b) – 0.0%

Real Estate Management & Development – 0.0%
22,377	Sunac Services Holdings Ltd.			$4,974

(Cost $42,587)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 5.4%

U.S. Treasury Notes
$16,170,000	1.250	%(g)	11/30/26	$15,475,827
9,400,000	0.500		06/30/27	8,719,234
15,370,000	1.250		03/31/28	14,234,061
850,000	2.875		08/15/28	822,508
15,340,000	4.000		03/31/30	15,369,961
13,560,000	4.125		03/31/32	13,596,019

TOTAL U.S. TREASURY OBLIGATIONS (Cost $67,634,155)				$68,217,610

Shares	Dividend Rate			Value

Investment Company(h) – 4.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
51,061,035	4.259%			$51,061,035

(Cost $51,061,035)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 98.2% (Cost $1,248,246,051)				$1,249,115,970

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 2.0%

Certificates of Deposit(c) – 0.5%
Intesa Sanpaolo SpA (1 day USD SOFR + 0.500%)
$6,000,000	4.830%		05/27/25 $	6,001,325

Commercial Paper(i) – 1.5%
Beth Israel Deaconess Medical Center, Inc.
12,509,000	0.000		04/01/25	12,507,344
CVS Health Corp.(b)
6,333,000	0.000		04/07/25	6,327,138

				18,834,482

TOTAL SHORT-TERM INVESTMENTS (Cost $24,836,815)				$24,835,807

TOTAL INVESTMENTS – 100.2% (Cost $1,273,082,866)				$1,273,951,777

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%				(2,538,080)

NET ASSETS – 100.0%				$1,271,413,697

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $46,340,826 which represents approximately 3.6% of net assets as of March 31, 2025.

(g)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(h)	Represents an affiliated issuer.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	1,062,753	USD	185,030	04/02/25	$1,121
	BRL	535,717	USD	90,628	06/18/25	1,695
	CAD	2,543,579	USD	1,772,376	06/18/25	2,098
	CHF	489,656	USD	557,616	06/18/25	1,047
	CNH	2,519,155	USD	348,298	06/18/25	289
	EUR	745,006	USD	777,703	04/09/25	28,253
	EUR	10,738,091	USD	11,430,389	06/18/25	232,239
	GBP	1,465,737	USD	1,869,353	06/18/25	23,872
	HUF	683,668,932	USD	1,777,922	06/18/25	49,821
	INR	133,437,200	USD	1,532,000	04/07/25	28,395
	INR	241,605,941	USD	2,771,773	06/18/25	38,645
	MXN	12,277,976	USD	579,361	06/18/25	14,347
	NOK	39,958,576	USD	3,637,332	06/18/25	160,670
	PLN	1,372,550	USD	344,923	06/18/25	8,407
	SEK	41,384,311	USD	3,900,475	06/18/25	235,895
	SGD	1,029,203	USD	766,384	06/18/25	2,802
	USD	5,588,993	AUD	8,863,897	06/18/25	46,778
	USD	263,536	BRL	1,495,960	04/02/25	1,505
	USD	668,615	CAD	952,429	06/17/25	4,205
	USD	4,644,176	CAD	6,641,742	06/18/25	10,702
	USD	279,403	CAD	394,888	09/17/25	2,733
	USD	2,800,256	CHF	2,436,785	06/18/25	20,056
	USD	600,523	CHF	519,098	09/17/25	2,071
	USD	1,194,947	CLP	1,113,097,363	06/18/25	23,384
	USD	7,287,009	CNH	52,446,789	06/18/25	29,707
	USD	370,413	CNH	2,652,988	09/17/25	978
	USD	202,223	COP	834,324,802	04/16/25	3,148
	USD	57,739	COP	240,825,751	06/18/25	762
	USD	3,072,196	EUR	2,838,914	04/09/25	1,024
	USD	9,665,843	EUR	8,829,816	06/18/25	75,792
	USD	223,212	EUR	202,351	09/17/25	2,294
	USD	226,984	GBP	175,740	09/17/25	48
	USD	2,680,051	HUF	987,947,649	06/18/25	38,838
	USD	719,903	ILS	2,602,805	06/18/25	18,599

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	750,545	INR	64,482,076	06/18/25	$474
	USD	1,915,053	JPY	281,243,280	06/18/25	23,383
	USD	477,713	JPY	69,811,025	09/17/25	3,677
	USD	710,934	KRW	1,028,649,696	04/10/25	12,723
	USD	399,941	KRW	584,754,321	04/24/25	2,736
	USD	1,830,377	KRW	2,627,351,178	06/18/25	40,555
	USD	418,263	KRW	601,215,419	09/17/25	6,713
	USD	468,351	MXN	9,520,660	06/18/25	7,975
	USD	977,444	NZD	1,718,236	05/07/25	999
	USD	2,463,212	NZD	4,255,221	06/18/25	42,597
	USD	680,726	PLN	2,636,540	06/18/25	2,013
	USD	1,040,129	SGD	1,379,179	06/18/25	9,383
	USD	570,819	TRY	23,640,909	06/18/25	5,917
	USD	703,577	TWD	23,172,320	04/07/25	6,613
	USD	671,082	TWD	22,004,110	04/14/25	8,888
	USD	759,000	TWD	25,001,460	04/21/25	6,186
	USD	197,307	TWD	6,453,725	06/18/25	2,177
	ZAR	2,898,771	USD	156,772	06/18/25	328

TOTAL						$1,295,557

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	8,130,122	USD	5,096,205	06/18/25	$(12,788)
	AUD	880,259	USD	560,100	09/17/25	(9,304)
	BRL	1,716,798	USD	303,000	04/02/25	(2,287)
	CAD	6,339,263	USD	4,450,659	06/18/25	(28,202)
	CHF	4,539,496	USD	5,200,868	06/18/25	(21,624)
	CLP	308,996,634	USD	327,740	06/18/25	(2,513)
	CNH	29,375,936	USD	4,078,423	06/18/25	(13,541)
	CNH	9,034,137	USD	1,263,478	09/17/25	(5,450)
	COP	1,258,194,557	USD	304,422	04/16/25	(4,209)
	CZK	155,827,080	USD	6,805,784	06/18/25	(43,224)
	EUR	3,859,966	USD	4,219,236	06/18/25	(26,932)
	EUR	1,242,451	USD	1,360,463	09/17/25	(4,014)
	GBP	591,519	EUR	706,000	05/02/25	(680)
	GBP	1,641,825	USD	2,131,398	06/18/25	(10,727)
	ILS	1,062,922	USD	291,502	06/18/25	(5,107)
	INR	33,193,905	USD	386,153	06/18/25	(34)
	JPY	417,374,879	USD	2,859,309	06/18/25	(52,005)
	JPY	27,902,775	USD	190,295	09/17/25	(827)
	KRW	1,147,756,029	USD	790,680	04/10/25	(11,624)
	KRW	5,437,812,881	USD	3,757,955	06/18/25	(53,572)
	NOK	6,405,641	USD	610,000	06/18/25	(1,154)
	NZD	1,158,840	USD	674,636	06/17/25	(15,439)
	NZD	7,735,048	USD	4,423,611	06/18/25	(23,469)
	PLN	6,847,548	USD	1,769,555	06/18/25	(6,820)
	PLN	2,646,603	USD	680,726	09/17/25	(1,929)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	SEK	6,802,086	USD	680,355	06/18/25	$(485)
	SGD	3,341,675	USD	2,509,064	06/18/25	(11,624)
	TRY	32,429,851	USD	818,294	06/18/25	(43,379)
	TWD	25,966,272	USD	790,209	04/07/25	(9,210)
	TWD	22,074,047	USD	664,395	04/14/25	(96)
	TWD	25,307,958	USD	764,000	05/02/25	(1,302)
	TWD	26,675,874	USD	810,945	06/18/25	(4,394)
	USD	222,871	BRL	1,282,278	04/02/25	(1,732)
	USD	185,030	BRL	1,068,684	05/05/25	(1,016)
	USD	976,931	CAD	1,404,443	06/18/25	(2,850)
	USD	340,264	CAD	488,155	09/17/25	(1,751)
	USD	2,436,482	CHF	2,160,346	06/18/25	(28,321)
	USD	2,264,444	CNH	16,415,228	06/18/25	(7,006)
	USD	5,383,111	CZK	128,115,352	06/18/25	(176,819)
	USD	8,841,538	EUR	8,570,471	04/09/25	(430,104)
	USD	4,935,660	EUR	4,645,016	06/18/25	(109,285)
	USD	323,163	EUR	296,791	09/19/25	(896)
	USD	680,725	GBP	528,994	06/17/25	(2,553)
	USD	3,920,278	GBP	3,051,858	06/18/25	(21,669)
	USD	680,108	GBP	528,093	09/17/25	(1,827)
	USD	1,543,139	INR	133,626,871	04/07/25	(19,474)
	USD	754,306	INR	66,328,575	06/18/25	(17,243)
	USD	679,791	INR	59,788,502	09/17/25	(11,935)
	USD	1,337,641	MXN	27,842,189	06/18/25	(8,683)
	USD	2,491,249	NOK	27,367,530	06/18/25	(109,993)
	USD	4,117,338	NZD	7,302,407	06/18/25	(36,693)
	USD	2,265,294	PLN	9,138,514	06/18/25	(87,195)
	USD	4,498,344	SEK	45,292,429	06/18/25	(28,644)
	USD	297,809	SEK	2,989,617	09/17/25	(2,449)
	USD	301,553	TRY	12,936,604	06/18/25	(7,569)
	USD	664,395	TWD	21,984,353	06/18/25	(307)
	USD	663,587	ZAR	12,259,219	06/18/25	(805)

TOTAL						$(1,544,784)

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At March 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	04/15/25	$(5,000,000)	$(4,797,762)
Government National Mortgage Association	4.000	TBA - 30yr	04/15/25	(1,000,000)	(936,264)
Government National Mortgage Association	5.000	TBA - 30yr	04/15/25	(1,000,000)	(983,761)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	04/15/25	(2,000,000)	(1,997,422)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	04/15/25	(9,000,000)	(9,281,953)

(PROCEEDS RECEIVED: $(17,965,957))					$(17,997,162)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	48	06/26/25	$5,685,144	$ (41,378)
2 Year U.S. Treasury Notes	1,891	06/30/25	391,762,018	1,222,634
30 Year German Euro-Buxl	4	06/06/25	515,823	(30,023)
5 Year German Euro-Bund	4	06/06/25	557,215	(13,306)
5 Year U.S. Treasury Notes	665	06/30/25	71,923,906	54,968
French 10 Year Government Bonds	3	06/06/25	397,994	(9,217)
ICE 3M Sonia Bonds	190	03/17/26	58,943,653	3,334
Ultra 10-Year U.S. Treasury Notes	24	06/18/25	2,739,000	23,579

Total				$1,210,591

Short position contracts:
10 Year U.S. Treasury Notes	(162)	06/18/25	(18,017,437)	(22,756)
20 Year U.S. Treasury Bonds	(26)	06/18/25	(3,049,313)	9,392
Ultra Long U.S. Treasury Bonds	(36)	06/18/25	(4,401,000)	16,707

Total				$ 3,343

TOTAL FUTURES CONTRACTS				$1,213,934

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.851%(b)	03/31/27	$206,660	$699,771	$286,034	$ 413,737
12M SOFR(b)	3.851(b)	03/31/27	13,720	46,482	(8,015)	54,497
3.500%(b)	12M SOFR(b)	06/18/27	2,500	5,995	10,369	(4,374)

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.250%(b)	12M SOFR(b)	06/18/27		$17,630	$126,092	$155,241	$ (29,149)
6M EURO(c)	2.500%(b)	06/18/27	EUR	1,860	12,959	8,436	4,523
6M CDOR(c)	3.000(c)	06/18/27	CAD	6,770	64,756	52,976	11,780
6M GBP(b)	3.500(b)	06/18/27	GBP	2,750	(32,200)	(32,379)	179
6M NIBOR(c)	4.000(b)	06/18/27	NOK	373,650	(200,717)	(248,874)	48,157
1.750(b)	6M EURO(b)	06/18/27	EUR	7,660	31,011	21,345	9,666
3.750(b)	6M GBP(b)	06/18/27	GBP	1,140	6,471	6,773	(302)
0.500(b)	6M JYOR(b)	06/18/27	JPY	4,427,000	237,978	254,181	(16,203)
3M EURO(d)	2.143(e)	11/20/27	EUR	376,640	(375,494)	(73,541)	(301,953)
2.180(e)	6M EURO(c)	11/20/27		376,640	454,788	100,532	354,256
6M EURO(c)	2.500(b)	05/14/28		12,313	52,425	(262,835)	315,260
6M EURO(c)	2.325(b)	02/25/29		20,144	(55,905)	(512,248)	456,343
3.799(b)	12M SOFR(b)	08/31/29		$197,720	(1,470,562)	(735,392)	(735,170)
6M JYOR(b)	0.750(b)	06/18/30	JPY	2,136,000	(227,028)	(267,370)	40,342
3M STIBOR(d)	2.500(b)	06/18/30	SEK	70,190	(63,500)	(64,519)	1,019
6M GBP(b)	3.500(b)	06/18/30	GBP	7,710	(215,514)	(220,527)	5,013
6M NIBOR(c)	4.000(b)	06/18/30	NOK	81,790	(39,606)	(73,632)	34,026
3.822(b)	12M SOFR(b)	01/31/32		$32,110	(292,708)	11,673	(304,381)
12M SOFR(b)	3.250(b)	06/18/32		240	(6,220)	(7,500)	1,280
1.295(b)	6M JYOR(b)	08/02/34	JPY	6,755,920	442,871	13,473	429,398
3.864(b)	12M SOFR(b)	11/15/34		$12,400	(126,009)	(11,373)	(114,636)
6M EURO(c)	3.000(b)	03/28/35	EUR	11,890	27,868	15,324	12,544
3.250(b)	12M SOFR(b)	06/18/35		$3,910	162,594	200,915	(38,321)
6M EURO(c)	2.500(b)	06/18/35	EUR	2,660	(43,088)	(67,830)	24,742
3M STIBOR(d)	2.750(b)	06/18/35	SEK	42,130	(75,077)	(70,260)	(4,817)
12M SOFR(b)	3.250(b)	06/18/35		$880	(36,594)	(45,793)	9,199
6M GBP(b)	3.500(b)	06/18/35	GBP	1,080	(75,541)	(74,000)	(1,541)
3M NZDOR(d)	4.250(c)	06/18/35	NZD	6,760	32,155	19,674	12,481
4.250(c)	6M AUDOR(c)	06/18/35	AUD	7,420	26,543	50,148	(23,605)
3.000(c)	6M CDOR(c)	06/18/35	CAD	4,590	(74,923)	(58,237)	(16,686)
1.000(b)	6M JYOR(b)	06/18/35	JPY	5,272,000	1,118,800	1,267,547	(148,747)
4.000(b)	6M NIBOR(c)	06/18/35	NOK	3,610	2,632	4,611	(1,979)
4.250(b)	6M GBP(b)	09/07/37	GBP	5,020	9,735	(49,653)	59,388
6M EURO(c)	3.000(b)	01/25/39	EUR	17,950	(57,211)	90,375	(147,586)
3.000(b)	6M EURO(c)	03/28/40		14,590	35,190	47,523	(12,333)
2.500(b)	6M EURO(c)	01/25/44		42,650	473,285	(67,445)	540,730
6M JYOR(b)	2.160(b)	08/02/44	JPY	8,552,280	(838,750)	(548,395)	(290,355)
6M EURO(c)	2.500(b)	06/18/45	EUR	3,070	(134,744)	(152,919)	18,175
6M EURO(c)	2.000(b)	01/25/49		25,100	(307,533)	9,003	(316,536)
2.000(b)	6M EURO(c)	05/17/53		4,388	220,443	(112,496)	332,939
2.500(b)	6M EURO(c)	11/10/53		6,373	4,448	(497,601)	502,049
6M EURO(b)	2.530(b)	03/19/56		4,660	(29,355)	(34,286)	4,931
2.610(b)	6M EURO(c)	03/19/56		4,660	31,607	29,955	1,652

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000%(b)	6M EURO(c)	06/18/75	EUR	1,800	$254,336	$259,442	$(5,106)

TOTAL					$(197,044)	$(1,381,570)	$1,184,526

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.

(b)	Payments made annually.

(c)	Payments made semi-annually.

(d)	Payments made quarterly.

(e)	Payments made at maturity.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.568%	MS & Co. Int. PLC	12/15/56	$3,100	$(442,879)	$(419,061)	$(23,818)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.346%	06/20/26	$3,475	$28,424	$15,718	$ 12,706
AT&T, Inc., 3.800%, 02/15/27	1.000	0.293	12/20/25	10,000	54,011	15,466	38,545
CDX.NA.HY Index 44	5.000	3.768	06/20/30	30,000	1,601,096	1,561,356	39,740
CDX.NA.IG Index 40	1.000	0.389	06/20/28	19,049	359,309	199,104	160,205
CDX.NA.IG Index 42	1.000	0.502	06/20/29	136,199	2,679,534	2,214,711	464,823
CDX.NA.IG Index 43	1.000	0.558	12/20/29	99,300	1,912,492	2,180,853	(268,361)

TOTAL					$6,634,866	$6,187,208	$ 447,658

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Deutsche Bank AG (London)	2.200%	09/08/2025	11,050,000	$11,050,000	$48,807	$ 39,237	$ 9,570
2Y IRS	Deutsche Bank AG (London)	2.050	05/13/2026	6,730,000	6,730,000	49,974	92,009	(42,035)
2Y IRS	Deutsche Bank AG (London)	2.000	11/11/2026	6,850,000	6,850,000	57,951	109,931	(51,980)
1Y IRS	JPMorgan Securities, Inc.	1.950	05/11/2026	6,780,000	6,780,000	41,417	88,873	(47,456)
2Y IRS	JPMorgan Securities, Inc.	2.250	03/08/2027	16,000,000	16,000,000	116,254	103,546	12,708

Total purchased option contracts				47,410,000	$47,410,000	$314,403	$ 433,596	$(119,193)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.085	11/11/2026	(2,010,000)	(2,010,000)	(39,622)	(111,247)	71,625
2Y IRS	BofA Securities LLC	2.347	03/08/2027	(1,490,000)	(1,490,000)	(86,090)	(102,443)	16,353
1Y IRS	Deutsche Bank AG (London)	2.463	09/08/2025	(1,030,000)	(1,030,000)	(28,063)	(38,786)	10,723
2Y IRS	Deutsche Bank AG (London)	2.065	05/11/2026	(2,000,000)	(2,000,000)	(25,196)	(89,641)	64,445
2Y IRS	Deutsche Bank AG (London)	2.105	05/13/2026	(1,980,000)	(1,980,000)	(27,390)	(89,773)	62,383

Total written option contracts				(8,510,000)	$(8,510,000)	$(206,361)	$(431,890)	$ 225,529

TOTAL				38,900,000	$38,900,000	$108,042	$ 1,706	$ 106,336

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement
STACR	—Structured Agency Credit Risk

Abbreviations:
1Y IRS	—1 Year Interest Rate Swaptions
2Y IRS	—1 Year Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Ind 44	—CDX North America High Yield Index 44
CDX.NA.IG Ind 40	—CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CMBX	—Commercial Mortgage Backed Securities Index
EURO	—Euro Offered Rate
JYOR	—Japanese Yen Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 32.2%

Collateralized Mortgage Obligations – 0.2%
Sequential Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z
$24,808	7.000	%(a)	07/15/27	$25,289
Federal Home Loan Mortgage Corp. REMICS Series 2019, Class Z
35,235	6.500	(a)	12/15/27	35,891
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
31,743	6.500		02/15/36	33,229
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
192,390	5.000		02/15/34	194,274
Federal National Mortgage Association REMICS Series 2012-111, Class B
124,252	7.000		10/25/42	133,315
Federal National Mortgage Association REMICS Series 2012-153, Class B
435,657	7.000		07/25/42	471,124

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				893,122

Federal Agencies – 32.0%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.2%
(RFUCC 1 yr. Treasury + 1.840%)
$71,583	7.274%		11/01/34 $	73,676
(1 yr. CMT + 2.250%)
186,950	6.998%		06/01/35	190,600
(RFUCC 1 yr. Treasury + 2.330%)
23,447	7.516%		05/01/36	24,411
(RFUCC 6 mo. Treasury + 2.057%)
11,015	6.682%		10/01/36	11,355
(RFUCC 1 yr. Treasury + 1.792%)
66,277	7.412%		06/01/42	68,943
(RFUCC 1 yr. Treasury + 1.647%)
432,852	7.135%		11/01/44	447,807

				816,792

Adjustable Rate Federal National Mortgage Association – 0.5%
(11th District Cost of Funds - Consumer + 1.695%)(b)
1,808	4.685%		08/01/29	1,798
(RFUCC 1 yr. Treasury + 1.755%)(b)
19,290	7.630%		07/01/32	19,860
(RFUCC 1 yr. Treasury + 1.800%)(b)
142,595	7.378%		05/01/33	146,659
(11th District Cost of Funds - Consumer + 1.254%)(b)
198,801	4.589%		08/01/33	199,170
(1 yr. CMT + 2.287%)(b)
72,985	6.537%		02/01/34	74,592
(RFUCC 1 yr. Treasury + 1.695%)(b)
4,342	7.445%		05/01/34	4,465
(RFUCC 1 yr. Treasury + 1.720%)(b)
173,033	6.680%		05/01/34	178,366
14,856	6.595		03/01/35	15,337
17,554	7.095		04/01/35	18,138
(1 yr. CMT + 2.220%)(b)
118,865	7.345%		06/01/34	121,382

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Federal National Mortgage Association – (continued)
(RFUCC 1 yr. Treasury + 1.685%)(b)
$29,468	7.185%	10/01/34	$30,409
(RFUCC 1 yr. Treasury + 1.621%)(b)
57,149	6.670%	10/01/34	58,825
(RFUCC 1 yr. Treasury + 1.686%)(b)
38,665	6.460%	03/01/35	39,908
119,556	6.548	03/01/36	123,542
(RFUCC 1 yr. Treasury + 1.325%)(b)
73,999	6.075%	04/01/35	75,640
(RFUCC 1 yr. Treasury + 1.423%)(b)
53,076	6.313%	05/01/35	54,397
(1 yr. CMT + 2.095%)(b)
44,348	6.634%	10/01/35	45,328
(RFUCC 1 yr. Treasury + 1.950%)(b)
337,559	6.950%	04/01/36	350,998
(RFUCC 1 yr. Treasury + 1.985%)(b)
77,951	7.985%	06/01/36	80,989
(1 yr. MTA + 2.103%)(b)
211,372	6.788%	07/01/36	215,258
(RFUCC 1 yr. Treasury + 1.935%)(b)
26,630	6.734	11/01/36	27,681
3,291	6.560	11/01/36	3,418
(RFUCC 1 yr. Treasury + 1.713%)(b)
248,707	7.310%	07/01/37	256,992

			2,143,152

Adjustable Rate Government National Mortgage Association – 0.3%
(1 yr. CMT + 1.500%)(b)
34,567	4.875	05/20/34	34,874
101,340	4.625	07/20/34	102,044
98,195	4.625	08/20/34	98,890
622,191	4.625	09/20/34	626,607
89,384	4.750	10/20/34	89,895
97,858	4.750	12/20/34	98,430

			1,050,740

Federal Home Loan Mortgage Corp. – 0.4%
3,054	7.500	01/01/31	3,233
10,140	4.500	07/01/33	10,145
253,840	4.500	08/01/33	253,969
516,571	4.500	09/01/33	516,833
46,413	4.500	10/01/33	46,436
1,574	4.500	04/01/34	1,574
1,235	4.500	04/01/35	1,235
984	4.500	07/01/35	984
2,065	4.500	08/01/35	2,065
9,768	4.500	09/01/35	9,772
2,849	4.500	10/01/35	2,849
496	4.500	12/01/35	497
396	4.500	05/01/36	396
35,266	4.500	01/01/38	35,270
533	4.500	04/01/38	528
289	4.500	05/01/38	287
2,232	4.500	06/01/38	2,234
57,967	4.500	09/01/38	57,455
1,248	4.500	01/01/39	1,237
29,902	4.500	02/01/39	29,643
16,590	4.500	03/01/39	16,448

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$3,441	4.500%	04/01/39	$3,412
85,598	4.500	05/01/39	84,864
257,759	4.500	06/01/39	255,557
10,583	4.500	07/01/39	10,493
12,162	4.500	08/01/39	12,056
16,654	4.500	09/01/39	16,511
3,095	4.500	10/01/39	3,069
5,562	4.500	11/01/39	5,515
6,712	4.500	12/01/39	6,655
10,421	4.500	01/01/40	10,332
2,778	4.500	02/01/40	2,752
6,888	4.500	04/01/40	6,821
11,638	4.500	05/01/40	11,523
14,165	4.500	06/01/40	14,024
8,077	4.500	07/01/40	7,997
9,883	4.500	08/01/40	9,785
6,905	4.500	09/01/40	6,837
2,888	4.500	10/01/40	2,860
3,720	4.500	02/01/41	3,681
10,960	4.500	03/01/41	10,844
20,093	4.500	04/01/41	19,882
21,298	4.500	05/01/41	21,073
37,653	4.500	06/01/41	37,257
3,351	4.500	07/01/41	3,315
105,242	4.500	08/01/41	104,131
109,045	4.500	09/01/41	107,955
6,942	4.500	12/01/41	6,868
96,930	4.500	03/01/42	95,906

			1,875,065

Federal National Mortgage Association – 0.0%
76,229	7.500	10/01/37	81,064

Government National Mortgage Association – 11.3%
836	6.500	01/15/32	854
2,409	6.500	02/15/32	2,483
1,857	6.500	08/15/34	1,946
7,446	6.500	05/15/35	7,715
1,263	6.500	06/15/35	1,311
5,795	6.500	07/15/35	6,004
2,195	6.500	08/15/35	2,275
4,305	6.500	09/15/35	4,466
7,463	6.500	11/15/35	7,744
2,521	6.500	12/15/35	2,609
13,016	6.500	01/15/36	13,479
14,720	6.500	02/15/36	15,274
8,304	6.500	03/15/36	8,603
26,596	6.500	04/15/36	27,702
30,014	6.500	05/15/36	31,145
26,314	6.500	06/15/36	27,312
93,362	6.500	07/15/36	97,663
94,011	6.500	08/15/36	98,295
209,710	6.500	09/15/36	219,906
75,884	6.500	10/15/36	79,333
110,981	6.500	11/15/36	117,126
38,102	6.500	12/15/36	39,704
15,258	6.500	01/15/37	15,849
12,440	6.500	02/15/37	12,971

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$7,765	6.500%	03/15/37	$8,062
11,530	6.500	04/15/37	12,016
4,324	6.500	05/15/37	4,575
19,488	6.500	09/15/37	20,322
25,401	6.500	10/15/37	27,388
14,572	6.500	11/15/37	15,211
7,943	6.500	05/15/38	8,289
29,221	6.000	11/15/38	30,381
1,932	6.500	01/15/39	1,988
3,237	6.500	02/15/39	3,349
1,931,020	4.500	08/20/47	1,886,677
41,243	4.500	02/20/48	40,296
100,996	4.500	05/20/48	98,550
516,151	4.500	09/20/48	503,492
3,748,579	5.000	09/20/48	3,745,183
141,824	5.000	10/20/48	141,695
2,930	5.000	11/20/48	2,928
1,409,231	4.500	12/20/48	1,372,466
3,208,617	5.000	12/20/48	3,204,707
283,914	4.500	01/20/49	276,507
1,654,454	5.000	01/20/49	1,652,438
24,271	5.000	03/20/49	24,241
859,572	4.000	04/20/49	813,604
10,448	5.000	05/20/49	10,439
378,658	5.000	06/20/49	378,196
58,824	5.000	11/20/49	58,899
626,290	5.000	12/20/49	626,397
169,674	5.000	07/20/50	170,119
465,016	4.000	01/20/51	439,276
406,533	2.500	09/20/51	343,967
799,834	2.500	10/20/51	679,488
3,642,480	3.000	11/20/51	3,231,824
499,286	2.500	11/20/51	424,005
5,178,731	3.000	12/20/51	4,594,877
1,089,692	2.500	12/20/51	926,871
2,500,922	4.500	09/20/52	2,412,154
2,984,765	4.500	10/20/52	2,878,823
9,000,000	2.500	TBA-30yr(c)	7,674,624
10,000,000	5.500	TBA-30yr(c)	10,021,923

			49,608,016

Uniform Mortgage-Backed Security – 19.3%
123,257	4.500	11/01/36	121,803
35,065	4.500	02/01/39	34,717
50,983	4.500	04/01/39	50,484
2,670	4.500	08/01/39	2,642
125,936	4.500	08/01/41	124,538
74,806	4.500	10/01/41	73,923
2,880,627	4.000	08/01/45	2,754,013
293,466	4.500	06/01/48	284,945
1,960,091	4.500	07/01/48	1,902,939
503,245	4.500	08/01/48	488,162
135,363	4.500	09/01/48	131,305
2,271,379	4.500	10/01/48	2,204,732
1,028,698	4.500	01/01/49	997,807
1,444,321	4.000	01/01/49	1,367,675
235,386	4.500	03/01/49	228,257
134,631	5.000	07/01/49	134,408

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$364,572	4.000%	03/01/50	$344,428
468,521	4.500	05/01/50	453,738
2,640,052	2.000	10/01/50	2,118,205
2,638,266	2.000	11/01/50	2,113,635
10,244,202	2.500	02/01/51	8,576,998
13,699,423	2.000	05/01/51	10,962,349
12,166,351	4.500	06/01/52	11,775,650
3,277,637	5.500	09/01/52	3,314,160
3,115,884	6.000	11/01/52	3,216,548
1,559,285	6.000	12/01/52	1,604,494
782,000	6.000	01/01/53	803,206
1,608,502	5.500	04/01/53	1,622,907
851,483	6.500	12/01/53	890,053
5,553,787	6.500	06/01/54	5,815,775
5,000,000	4.000	TBA-30yr(c)	4,661,524
4,000,000	5.500	TBA-30yr(c)	3,994,844
7,000,000	6.500	TBA-30yr(c)	7,219,297
4,000,000	6.000	TBA-30yr(c)	4,062,500

			84,452,661

TOTAL FEDERAL AGENCIES			$140,027,490

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $146,606,575)			$140,920,612

Agency Debentures – 12.5%

Sovereign – 12.5%
Tennessee Valley Authority
$43,602,000	0.750%	05/15/25	$43,406,663
Federal Home Loan Banks
10,080,000	3.500	06/11/32	9,550,094
Federal Farm Credit Banks Funding Corp. (Federal Reserve Bank Prime Loan Rate - 3.060%)
1,928,000	4.440 (b)	03/24/26	1,928,733

TOTAL AGENCY DEBENTURES (Cost $55,782,236)			$54,885,490

U.S. Treasury Obligations – 62.9%

U.S. Treasury Bonds
$410,000	3.375%	05/15/44	$344,784
59,500	4.000	11/15/52	53,662
U.S. Treasury Inflation-Indexed Bonds
2,903,006	1.500	02/15/53	2,414,484
U.S. Treasury Notes
29,981,900	0.750	04/30/26	28,943,074

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)

$40,949,100	3.625%		05/15/26	$40,763,549

38,860,000	0.750		05/31/26	37,417,930

22,170,000	0.875		06/30/26	21,332,563

56,560,000	0.625		07/31/26	54,114,222

4,200,000	1.375		08/31/26	4,051,359

5,940,000	1.125		10/31/26	5,684,766

12,630,000	2.250		11/15/27	12,114,933

11,010,000	1.125		02/29/28	10,181,670

1,670,000	1.250		03/31/28	1,546,577

11,090,000	1.250		04/30/28	10,246,987

5,680,000	1.250		05/31/28	5,236,250

2,210,000	1.750		01/31/29	2,040,970

5,630,000	2.625		02/15/29	5,369,612

4,910,000	3.500		04/30/30	4,804,128

10,070,000	0.625		05/15/30	8,519,377

2,700,000	3.750		05/31/30	2,671,312

3,950,000	3.750		06/30/30	3,906,180

8,925,200	0.625		08/15/30	7,483,920

4,240,000	4.625	(d)	04/30/31	4,372,831

1,690,000	4.375		05/15/34	1,712,973

TOTAL U.S. TREASURY OBLIGATIONS (Cost $277,204,944)				$275,328,113

TOTAL INVESTMENTS – 107.6% (Cost $479,593,755)				$471,134,215

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.6)%				(33,395,507)

NET ASSETS – 100.0%				$437,738,708

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(c)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $37,634,712 which represents approximately 8.6% of net assets as of March 31, 2025.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At March 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	04/15/25	$(9,000,000)	$(8,635,972)
Government National Mortgage Association	3.000	TBA - 30yr	04/15/25	(8,000,000)	(7,085,885)
Government National Mortgage Association	4.000	TBA - 30yr	04/15/25	(1,000,000)	(936,264)
Government National Mortgage Association	5.000	TBA - 30yr	04/15/25	(10,000,000)	(9,837,613)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	04/15/25	(19,000,000)	(18,182,852)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	04/15/25	(10,000,000)	(8,315,625)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/15/25	(18,000,000)	(14,317,734)

(PROCEEDS RECEIVED: $(67,083,828))					$(67,311,945)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	697	06/30/25	$144,398,798	$ 490,486
5 Year U.S. Treasury Notes	370	06/30/25	40,017,812	38,104

Total				$ 528,590

Short position contracts:
10 Year U.S. Treasury Notes	(104)	06/18/25	(11,566,750)	(12,025)
20 Year U.S. Treasury Bonds	(56)	06/18/25	(6,567,750)	(47,161)
Ultra 10-Year U.S. Treasury Notes	(170)	06/18/25	(19,401,250)	(134,818)
Ultra Long U.S. Treasury Bonds	(17)	06/18/25	(2,078,250)	14,762

Total				$(179,242)

TOTAL FUTURES CONTRACTS				$ 349,348

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	3.851%	03/31/27	$70,050	$237,196	$120,417	$116,779
12M SOFR	3.851	03/31/27	4,430	15,008	(2,588)	17,596
3.799%	12M SOFR	08/31/29	67,100	(499,063)	(201,057)	(298,006)
3.822	12M SOFR	01/31/32	11,030	(100,547)	4,549	(105,096)

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.864%	12M SOFR	11/15/34	$4,120	$(41,867)	$(3,778)	$ (38,089)

TOTAL				$(389,273)	$(82,457)	$(306,816)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
MTA	—Monthly Treasury Average
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year

Abbreviation:
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 59.4%

Aerospace & Defense(a)(b) – 0.5%
BAE Systems Holdings, Inc.
$10,375,000	3.850%		12/15/25	$10,306,629

Agriculture(a) – 0.4%
BAT International Finance PLC
1,689,000	1.668		03/25/26	1,640,542
Philip Morris International, Inc.
6,023,000	2.750		02/25/26	5,931,511

				7,572,053

Automotive – 6.0%
BMW U.S. Capital LLC (b)(c)
(Secured Overnight Financing Rate + 0.800%)
6,368,000	5.158		08/13/26	6,375,896
(Secured Overnight Financing Rate + 0.920%)
12,698,000	5.281		03/21/28	12,674,509
Daimler Truck Finance North America LLC (b)(c) (Secured Overnight Financing Rate + 0.840%)
14,552,000	5.196		01/13/28	14,543,996
General Motors Co. (a)
3,467,000	6.125		10/01/25	3,482,879
General Motors Financial Co., Inc.
5,589,000	2.750	(a)	06/20/25	5,561,223
(Secured Overnight Financing Rate + 1.050%)
8,337,000	5.405	(c)	07/15/27	8,332,415
(Secured Overnight Financing Rate + 1.300%)
302,000	5.650	(c)	04/07/25	302,003
Hyundai Capital America (b)(c)
(Secured Overnight Financing Rate + 0.920%)
10,477,000	5.270		01/07/28	10,487,687
(Secured Overnight Financing Rate + 1.030%)
13,073,000	5.392		09/24/27	13,111,957
(Secured Overnight Financing Rate + 1.500%)
13,476,000	5.848		01/08/27	13,633,400
Mercedes-Benz Finance North America LLC (b)
10,600,000	4.875		07/31/26	10,650,244
(Secured Overnight Financing Rate + 0.780%)
10,580,000	5.143	(c)	04/01/27	10,568,891
Volkswagen Group of America Finance LLC (b)
3,163,000	5.400		03/20/26	3,185,267
8,500,000	4.900		08/14/26	8,512,495

				121,422,862

Banks – 33.1%
Bank of America Corp. (a)(c)
(Secured Overnight Financing Rate + 0.910%)
10,698,000	1.658		03/11/27	10,407,228
(Secured Overnight Financing Rate + 1.010%)
4,109,000	1.197		10/24/26	4,031,299
(Secured Overnight Financing Rate + 1.290%)
14,416,000	5.080		01/20/27	14,465,591
Bank of America NA (a)(c) (Secured Overnight Financing Rate + 1.020%)
8,020,000	5.379		08/18/26	8,098,997
Bank of Montreal
7,100,000	4.850	(a)	07/30/26	7,099,219
(Secured Overnight Financing Rate + 0.880%)
5,018,000	5.238	(a)(c)	09/10/27	5,035,362

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.160%)
$9,755,000	5.519	%(c)	12/11/26	$9,844,161
Bank of Nova Scotia
14,263,000	5.450		06/12/25	14,287,390
Banque Federative du Credit Mutuel SA (b)
6,113,000	4.524		07/13/25	6,106,887
5,769,000	4.935		01/26/26	5,790,345
(Secured Overnight Financing Rate + 1.130%)
9,494,000	5.490	(c)	01/23/27	9,549,825
(Secured Overnight Financing Rate + 1.400%)
7,345,000	5.754	(c)	07/13/26	7,421,976
Barclays PLC (a)(c) (1 yr. CMT + 3.050%)
14,605,000	7.325		11/02/26	14,814,290
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 2.074%)
3,735,000	2.219		06/09/26	3,716,325
BPCE SA (b)
9,369,000	5.100		01/26/26	9,385,396
(Secured Overnight Financing Rate + 0.960%)
8,995,000	5.321	(c)	09/25/25	9,018,117
Canadian Imperial Bank of Commerce (c)
(Secured Overnight Financing Rate + 0.930%)
8,110,000	5.289	(a)	09/11/27	8,136,601
(Secured Overnight Financing Rate + 1.220%)
12,651,000	5.575		10/02/26	12,773,715
Citibank NA (a)
10,956,000	4.929		08/06/26	11,028,967
(Secured Overnight Financing Rate + 0.712%)
6,600,000	5.071	(c)	11/19/27	6,608,712
(Secured Overnight Financing Rate + 1.060%)
9,176,000	5.420	(c)	12/04/26	9,247,573
Citigroup, Inc. (a)(c) (Secured Overnight Financing Rate + 2.842%)
2,205,000	3.106		04/08/26	2,203,920
Credit Agricole SA (b)
15,478,000	5.589		07/05/26	15,684,786
(Secured Overnight Financing Rate + 0.870%)
10,000,000	5.229	(c)	03/11/27	10,036,400
Danske Bank AS (a)(b)(c) (1 yr. CMT + 1.350%)
5,199,000	1.621		09/11/26	5,127,150
Deutsche Bank AG (a)(c)
(Secured Overnight Financing Rate + 1.219%)
7,999,000	5.578		11/16/27	8,027,636
(Secured Overnight Financing Rate + 3.190%)
8,610,000	6.119		07/14/26	8,636,433
Federation des Caisses Desjardins du Quebec (b)
5,015,000	4.400		08/23/25	5,008,932
(Secured Overnight Financing Rate + 0.630%)
10,600,000	4.991	(c)	01/27/27	10,612,880
HSBC Holdings PLC (a)(c)
(3 mo. USD Term SOFR + 1.609%)
3,708,000	4.292		09/12/26	3,699,323
(Secured Overnight Financing Rate + 1.929%)
8,257,000	2.099		06/04/26	8,217,201
HSBC USA, Inc. (c) (Secured Overnight Financing Rate + 0.960%)
19,698,000	5.320		03/04/27	19,810,082

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
ING Groep NV (a)(b)(c) (1 yr. CMT + 1.100%)
$12,532,000	1.400%		07/01/26	$12,424,977
Intesa Sanpaolo SpA (b)
11,359,000	7.000		11/21/25	11,502,805
JPMorgan Chase & Co. (a)(c) (Secured Overnight Financing Rate + 0.800%)
11,853,000	1.045		11/19/26	11,594,249
Lloyds Banking Group PLC
2,100,000	4.450		05/08/25	2,099,160
(1 yr. CMT + 1.750%)
1,600,000	4.716	(a)(c)	08/11/26	1,598,992
(Secured Overnight Financing Rate + 1.580%)
6,432,000	5.940	(a)(c)	01/05/28	6,509,055
Macquarie Bank Ltd. (b)(c)
(Secured Overnight Financing Rate + 0.920%)
6,871,000	5.276		07/02/27	6,918,753
(Secured Overnight Financing Rate + 1.200%)
6,000,000	5.573		12/07/26	6,063,660
(Secured Overnight Financing Rate + 1.240%)
6,867,000	5.615		06/15/26	6,924,271
Macquarie Group Ltd. (a)(b)(c) (Secured Overnight Financing Rate + 1.069%)
8,240,000	1.340		01/12/27	8,032,270
Manufacturers & Traders Trust Co. (a)
21,475,000	4.650		01/27/26	21,465,551
Mitsubishi UFJ Financial Group, Inc.
3,163,000	3.850		03/01/26	3,145,129
Morgan Stanley (a)(c)
(Secured Overnight Financing Rate + 1.295%)
9,609,000	5.050		01/28/27	9,642,055
(Secured Overnight Financing Rate + 1.669%)
4,203,000	4.679		07/17/26	4,202,201
(Secured Overnight Financing Rate + 1.990%)
10,842,000	2.188		04/28/26	10,820,750
Morgan Stanley Bank NA (a)(c)
(Secured Overnight Financing Rate + 0.685%)
7,224,000	5.040		10/15/27	7,224,867
(Secured Overnight Financing Rate + 1.165%)
12,535,000	5.524		10/30/26	12,656,339
National Bank of Canada (a)(c)
(Secured Overnight Financing Rate + 0.557%)
8,709,000	4.702		03/05/27	8,721,976
(Secured Overnight Financing Rate + 0.900%)
5,728,000	5.263		03/25/27	5,742,320
National Securities Clearing Corp. (b)
10,738,000	5.150		06/26/26	10,859,232
NatWest Markets PLC (b)
7,725,000	1.600		09/29/26	7,401,013
(Secured Overnight Financing Rate + 0.900%)
14,800,000	5.259	(c)	05/17/27	14,843,808
PNC Bank NA (a)
4,967,000	3.250		06/01/25	4,952,298
(Secured Overnight Financing Rate + 0.504%)
11,859,000	4.775	(c)	01/15/27	11,857,814
Royal Bank of Canada (a)(c) (Secured Overnight Financing Rate + 0.720%)
4,388,000	5.077		10/18/27	4,394,099

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Skandinaviska Enskilda Banken AB (b)(c) (Secured Overnight Financing Rate + 0.890%)
$10,253,000	5.248%		03/05/27	$10,333,691
Societe Generale SA (b)(c) (Secured Overnight Financing Rate + 1.100%)
17,746,000	5.459		02/19/27	17,773,151
Standard Chartered Bank (c) (Secured Overnight Financing Rate + 0.650%)
11,099,000	5.001		10/08/26	11,107,213
Standard Chartered PLC (a)(b)(c)
(1 yr. CMT + 1.000%)
3,633,000	1.456		01/14/27	3,540,213
(1 yr. CMT + 2.050%)
3,225,000	6.170		01/09/27	3,258,217
State Street Corp. (a)(c) (Secured Overnight Financing Rate + 0.845%)
4,891,000	5.206		08/03/26	4,916,433
Sumitomo Mitsui Financial Group, Inc.
5,000,000	3.784		03/09/26	4,970,550
14,272,000	5.880		07/13/26	14,515,195
7,434,000	2.632		07/14/26	7,265,620
Sumitomo Mitsui Trust Bank Ltd. (b)(c) (Secured Overnight Financing Rate + 0.980%)
15,148,000	5.353		09/10/27	15,302,813
Toronto-Dominion Bank
2,708,000	5.532		07/17/26	2,744,314
(Secured Overnight Financing Rate + 0.620%)
4,636,000	4.979	(c)	12/17/26	4,640,636
(Secured Overnight Financing Rate + 0.820%)
7,942,000	5.181	(c)	01/31/28	7,946,130
(Secured Overnight Financing Rate + 1.080%)
10,259,000	5.437	(c)	07/17/26	10,332,967
Truist Financial Corp. (a)(c) (Secured Overnight Financing Rate + 0.609%)
2,000,000	1.267		03/02/27	1,938,860
UBS Group AG (b)
5,006,000	4.125		04/15/26	4,986,627
(1 yr. CMT + 1.550%)
9,131,000	5.711	(a)(c)	01/12/27	9,200,943
(Secured Overnight Financing Rate + 2.044%)
4,887,000	2.193	(a)(c)	06/05/26	4,863,933
(Secured Overnight Financing Rate + 3.340%)
9,497,000	6.373	(a)(c)	07/15/26	9,539,641
Wells Fargo & Co. (a)(c)
(Secured Overnight Financing Rate + 1.320%)
2,334,000	5.681		04/25/26	2,335,937
(Secured Overnight Financing Rate + 2.000%)
6,853,000	2.188		04/30/26	6,838,472
Wells Fargo Bank NA (a)(c)
(Secured Overnight Financing Rate + 1.060%)
6,115,000	5.419		08/07/26	6,160,557
(Secured Overnight Financing Rate + 1.070%)
10,613,000	5.429		12/11/26	10,712,232

				670,754,708

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Beverages(c) – 0.4%
Keurig Dr. Pepper, Inc. (Secured Overnight Financing Rate + 0.880%)
$7,500,000	5.239%		03/15/27	$7,550,025

Biotechnology(a) – 0.3%
Amgen, Inc.
6,364,000	5.507		03/02/26	6,364,891

Chemicals – 0.3%
Nutrien Ltd.
752,000	3.000	(a)	04/01/25	752,000
5,968,000	4.500		03/12/27	5,973,789

				6,725,789

Commercial Services(c) – 0.7%
PayPal Holdings, Inc. (Secured Overnight Financing Rate + 0.670%)
14,404,000	5.028		03/06/28	14,415,667

Diversified Financial Services – 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
12,727,000	6.500		07/15/25	12,778,926
10,106,000	2.450		10/29/26	9,766,944
Air Lease Corp. (a)
9,236,000	3.375		07/01/25	9,202,473
9,176,000	2.875		01/15/26	9,042,397
3,734,000	1.875		08/15/26	3,595,394
American Express Co. (a)(c)
(Secured Overnight Financing Rate + 0.750%)
8,208,000	5.110		04/23/27	8,229,177
(Secured Overnight Financing Rate + 0.999%)
14,567,000	4.990		05/01/26	14,569,331
(Secured Overnight Financing Rate + 1.350%)
13,810,000	5.711		10/30/26	13,881,674
Charles Schwab Corp. (a)
4,785,000	1.150		05/13/26	4,617,764
(Secured Overnight Financing Rate + 0.520%)
5,422,000	4.878	(c)	05/13/26	5,421,295
Citigroup Global Markets Holdings, Inc. (a)
9,586,000	4.800		12/19/25	9,583,316
Jefferies Financial Group, Inc. (a)
10,752,000	5.000		02/10/26	10,747,054
Merrill Lynch BV (c) (Secured Overnight Financing Rate + 0.450%)
13,000,000	4.811		04/30/25	13,008,190

				124,443,935

Electrical(c) – 1.2%
National Rural Utilities Cooperative Finance Corp.
(Secured Overnight Financing Rate + 0.400%)
17,204,000	4.760		12/03/25	17,199,183
(Secured Overnight Financing Rate + 0.800%)
7,000,000	5.158		02/05/27	7,037,170

				24,236,353

Electronics(a) – 0.1%
Honeywell International, Inc.
2,000,000	2.500		11/01/26	1,944,280

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – 0.5%
General Mills, Inc. (a)
$7,766,000	4.000%		04/17/25	$7,762,971
Mondelez International Holdings Netherlands BV (b)
2,142,000	4.250		09/15/25	2,137,952

				9,900,923

Healthcare Providers & Services – 1.7%
Baylor Scott & White Holdings (a)
726,000	0.827		11/15/25	709,883
Health Care Service Corp. A Mutual Legal Reserve Co. (a)(b)
6,781,000	1.500		06/01/25	6,739,365
PeaceHealth Obligated Group (a)
702,000	1.375		11/15/25	687,288
UPMC
25,960,000	3.600		04/03/25	25,957,791

				34,094,327

Insurance(b) – 5.1%
Corebridge Global Funding
13,789,000	5.350		06/24/26	13,928,820
(Secured Overnight Financing Rate + 0.750%)
9,529,000	5.101	(c)	01/07/28	9,516,326
Equitable Financial Life Global Funding
5,318,000	5.500		12/02/25	5,349,057
20,374,000	1.000		01/09/26	19,839,183
5,957,000	4.600		04/01/27	5,963,970
Great-West Lifeco U.S. Finance 2020 LP (a)
6,257,000	0.904		08/12/25	6,166,274
Jackson National Life Global Funding
10,592,000	4.900		01/13/27	10,633,838
(Secured Overnight Financing Rate + 0.970%)
11,000,000	5.324	(c)	01/14/28	10,970,520
New York Life Global Funding (c) (Secured Overnight Financing Rate + 0.580%)
2,499,000	4.938		08/28/26	2,503,773
Pacific Life Global Funding II (c) (Secured Overnight Financing Rate + 1.050%)
8,324,000	5.411		07/28/26	8,386,430
Pricoa Global Funding I
3,350,000	1.200		09/01/26	3,201,562
Protective Life Global Funding
1,392,000	5.366		01/06/26	1,400,867
5,705,000	1.618		04/15/26	5,542,864

				103,403,484

Machinery-Diversified(c) – 0.4%
John Deere Capital Corp. (Secured Overnight Financing Rate + 0.680%)
9,000,000	5.033		07/15/27	9,070,290

Media(a) – 0.2%
Comcast Corp.
3,421,000	3.150		03/01/26	3,380,393

Miscellaneous Manufacturing(a) – 0.2%
Textron, Inc.
4,632,000	4.000		03/15/26	4,599,808

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services(a) – 0.0%
Devon Energy Corp.
$707,000	5.850%	12/15/25	$710,026

Pipelines – 0.5%
Colonial Pipeline Co. (a)(b)
3,744,000	3.750	10/01/25	3,721,199
MPLX LP (a)
2,000,000	4.875	06/01/25	2,000,040
Williams Cos., Inc.
3,626,000	5.400	03/02/26	3,651,636

			9,372,875

Retailing – 0.5%
Dollar General Corp. (a)
1,983,000	4.150	11/01/25	1,983,000
Home Depot, Inc.
8,328,000	5.150	06/25/26	8,419,275

			10,402,275

Savings & Loans(b) – 0.4%
Nationwide Building Society
8,455,000	3.900	07/21/25	8,434,454

Semiconductors(a) – 0.1%
Intel Corp.
1,763,000	3.700	07/29/25	1,756,565

Software(a) – 0.2%
Oracle Corp.
2,774,000	2.500	04/01/25	2,774,000
2,000,000	2.950	05/15/25	1,995,380

			4,769,380

Telecommunication Services(a) – 0.5%
AT&T, Inc.
4,568,000	1.700	03/25/26	4,442,654
NTT Finance Corp. (b)
5,697,000	1.162	04/03/26	5,515,380

			9,958,034

TOTAL CORPORATE OBLIGATIONS (Cost $1,201,785,675)			$1,205,590,026

Asset-Backed Securities(a) – 8.3%

Automotive – 6.6%
BMW Vehicle Lease Trust Series 2023-2, Class A4
$10,800,000	5.980%	02/25/27	$10,930,231
BMW Vehicle Owner Trust Series 2023-A, Class A3
7,381,600	5.470	02/25/28	7,429,498
Chase Auto Owner Trust Series 2024-5A, Class A2(b)
7,135,840	4.400	11/26/27	7,126,390
Drive Auto Receivables Trust Series 2024-2, Class A2
3,125,798	4.940	12/15/27	3,128,767
Exeter Automobile Receivables Trust Series 2024-5A, Class A2
5,139,201	4.790	04/15/27	5,140,231
Exeter Automobile Receivables Trust Series 2024-5A, Class A3
5,600,000	4.450	03/15/28	5,590,824

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Automotive – (continued)
Ford Credit Auto Owner Trust Series 2020-2, Class A(b)
$4,775,000	1.060%	04/15/33	$4,684,032
GM Financial Automobile Leasing Trust Series 2023-3, Class A3
9,595,259	5.380	11/20/26	9,619,977
GM Financial Automobile Leasing Trust Series 2024-3, Class A3
8,225,000	4.210	10/20/27	8,200,251
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(b)
4,422,196	4.770	03/15/27	4,429,472
Hyundai Auto Receivables Trust Series 2023-A, Class A3
6,815,678	4.580	04/15/27	6,814,262
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A2A
6,949,743	4.570	12/15/26	6,945,923
Santander Drive Auto Receivables Trust Series 2023-4, Class A3
3,773,831	5.730	04/17/28	3,787,983
Santander Drive Auto Receivables Trust Series 2024-5, Class A2
7,538,108	4.880	09/15/27	7,542,086
Santander Drive Auto Receivables Trust Series 2025-2, Class A2
5,050,000	4.710	06/15/28	5,052,748
Tesla Auto Lease Trust Series 2023-B, Class A3(b)
4,962,553	6.130	09/21/26	4,977,133
Toyota Lease Owner Trust Series 2024-A, Class A3(b)
9,000,000	5.250	04/20/27	9,058,765
Toyota Lease Owner Trust Series 2024-B, Class A2A(b)
6,853,817	4.310	02/22/27	6,841,275
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
8,850,000	4.650	11/22/27	8,859,249
World Omni Auto Receivables Trust Series 2023-B, Class A3
8,374,471	4.660	05/15/28	8,375,606

			134,534,703

Collateralized Loan Obligations(b)(c) – 0.4%
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class X (3 mo. USD Term SOFR + 1.030%)
3,500,000	5.323	10/20/35	3,500,094
Halsey Point CLO I Ltd. Series 2019-1A, Class XR (3 mo. USD Term SOFR + 1.100%)
4,500,000	5.393	10/20/37	4,500,567

			8,000,661

Credit Card – 1.3%
American Express Credit Account Master Trust Series 2022-3, Class A
7,762,000	3.750	08/15/27	7,737,578
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A
10,771,000	3.490	05/15/27	10,756,328
Discover Card Execution Note Trust Series 2022-A4, Class A
6,770,000	5.030	10/15/27	6,787,398

			25,281,304

TOTAL ASSET-BACKED SECURITIES (Cost $168,049,183)			$167,816,668

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations(a) – 0.7%

New Jersey – 0.4%
New Jersey Transportation Trust Fund Authority RB (Refunding) Taxable Series BB
$8,500,000	5.093%	06/15/25	$8,507,618

Texas – 0.3%
San Antonio GO Bonds Taxable Series 2023
5,065,000	5.635	02/01/26	5,075,279

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $13,565,000)			$13,582,897

U.S. Treasury Obligations – 4.8%

U.S. Treasury Notes
$21,307,700	4.750%	07/31/25	$21,336,000
7,772,200	5.000	08/31/25	7,794,363
29,029,500	5.000	10/31/25	29,161,040
29,816,900	4.250	01/31/26	29,847,183
9,785,000	4.875	05/31/26	9,876,734

TOTAL U.S. TREASURY OBLIGATIONS (Cost $97,588,714)			$98,015,320

Shares	Dividend Rate		Value

Investment Company(d) – 2.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
40,812,045		4.259%	$40,812,045

(Cost $40,812,045)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 75.2% (Cost $1,521,800,617)			$1,525,816,956

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 26.8%

Certificates of Deposit – 10.5%
ASB Bank Ltd.(b)(c) (1 day USD SOFR + 0.370%)
$5,192,000	4.720%	05/08/25	$5,193,291
Bank of Nova Scotia(c) (1 day USD SOFR + 0.350%)
1,403,000	4.710	04/04/25	1,403,035
Bayerische Landesbank(c) (1 day USD SOFR + 0.450%)
7,228,000	4.810	04/14/25	7,229,014
Bayerische Landesbank N Y Inst(c) (1 day USD SOFR + 0.390%)
13,128,000	4.750	01/28/26	13,137,692
BNP Paribas SA
5,000,000	4.770	05/27/25	5,002,170
3,061,000	4.390	10/07/25	3,060,148
Collateralized Commercial Paper FLEX Co. LLC(a)(b)(c)
(1 day USD SOFR + 0.400%)
9,029,000	4.760	12/02/25	9,036,135
(1 day USD SOFR + 0.450%)
11,372,000	4.810	12/10/25	11,381,600

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Credit Agricole Corporate & Investment Bank SA(c) (1 day USD SOFR + 0.590%)
$7,965,000	4.950%		08/28/25	$7,980,102
Deutsche Bank AG
5,300,000	4.630		11/06/25	5,307,937
(1 day USD SOFR + 0.390%)
3,138,000	4.750	(c)	11/21/25	3,140,096
(1 day USD SOFR + 0.400%)
8,681,000	4.760	(c)	05/22/25	8,683,589
9,500,000	4.756	(c)	10/10/25	9,506,719
HSBC Bank PLC(b)(c) (1 day USD SOFR + 0.360%)
4,858,000	4.710		06/04/25	4,859,779
Intesa Sanpaolo SpA(c) (1 day USD SOFR + 0.500%)
7,400,000	4.830		05/27/25	7,401,634
Kookmin Bank
8,406,000	4.780		11/28/25	8,412,979
(1 day USD SOFR + 0.300%)
11,367,000	4.650	(c)	09/19/25	11,366,037
(1 day USD SOFR + 0.600%)
9,186,000	4.960	(c)	02/06/26	9,197,813
Macquarie Bank Ltd.(b)(c)
(1 day USD SOFR + 0.400%)
6,452,000	4.750		06/24/25	6,456,126
(1 day USD SOFR + 0.430%)
4,317,000	4.740		01/13/26	4,322,449
Mitsubishi UFJ Trust & Banking Corp.(c) (1 day USD SOFR + 0.400%)
10,015,000	4.760		05/01/25	10,017,540
National Bank of Kuwait(c)
(1 day USD SOFR + 0.590%)
10,020,000	4.950		03/26/26	10,018,275
(1 day USD SOFR + 0.630%)
19,000,000	4.990		12/12/25	18,999,960
Old Line Funding LLC(c)
15,072,000	4.550		06/23/25	15,071,979
Paradelle Funding LLC(c)
7,500,000	4.710		01/02/26	7,505,671
Standard Chartered Bank
9,418,000	4.650		11/20/25	9,431,613
(1 day USD SOFR + 0.400%)
136,000	4.760	(c)	10/06/25	136,129

				213,259,512

Commercial Paper(e) – 15.3%
Air Lease Corp.(b)
10,262,000	0.000		04/01/25	10,260,649
9,213,000	0.000		04/02/25	9,210,572
8,000,000	0.000		04/03/25	7,996,837
Alimentation Couche-Tard, Inc.(b)
8,739,000	0.000		04/01/25	8,737,888
American Electric Power Co., Inc.(b)
9,802,000	0.000		04/22/25	9,774,631
9,424,000	0.000		06/27/25	9,318,248
American Honda Finance Corp.
9,776,000	0.000		04/16/25	9,756,424
BAT International Finance PLC(b)
8,621,000	0.000		05/06/25	8,581,412
3,215,000	0.000		08/14/25	3,160,369

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(e) – (continued)
Beth Israel Deaconess Medical Center, Inc.
$18,580,000	0.000%	04/01/25	$ 18,577,540
13,669,000	0.000	05/05/25	13,605,222
6,482,000	0.000	05/20/25	6,438,772
5,739,000	0.000	06/24/25	5,674,048
BPCE SA(b)
5,951,000	0.000	11/06/25	5,798,419
Broadcom, Inc.(b)
8,362,000	0.000	06/12/25	8,284,001
CommonSpirit Health
2,000,000	0.000	04/03/25	1,999,198
15,048,000	0.000	04/23/25	15,001,259
2,149,000	0.000	05/01/25	2,139,969
106,000	0.000	05/07/25	105,468
10,742,000	0.000	05/08/25	10,686,637
9,066,000	0.000	05/21/25	9,003,337
CVS Health Corp.(b)
9,423,000	0.000	04/07/25	9,414,278
Entergy Corp.(b)
5,629,000	0.000	06/23/25	5,568,687
First Abu Dhabi Bank PJSC(b)
12,099,000	0.000	02/12/26	11,655,302
Hannover Funding Co. LLC(b)
18,616,000	0.000	06/06/25	18,459,479
2,509,000	0.000	06/18/25	2,484,148
HSBC USA, Inc.(b)
3,412,000	0.000	06/27/25	3,374,790
Intesa Sanpaolo Funding LLC
10,147,000	0.000	04/04/25	10,141,672
Macquarie Group Ltd.
8,611,000	0.000	06/18/25	8,528,315
10,224,000	0.000	06/26/25	10,116,347
National Grid North America, Inc.(b)
4,982,000	0.000	04/11/25	4,975,088
Parker-Hannifin Corp.(b)
4,606,000	0.000	06/03/25	4,568,541
8,283,000	0.000	06/05/25	8,213,572
Penske Truck Leasing Co. LP
417,000	0.000	04/21/25	415,865
Podium Funding Trust
2,648,000	0.000	10/16/25	2,585,475
Pure Grove Funding(b)
13,084,000	0.000	11/24/25	12,716,761

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(e) – (continued)
$5,658,000	0.000%	01/07/26	$ 5,471,856
RWE AG(b)
10,167,000	0.000	04/03/25	10,163,004
4,899,000	0.000	04/07/25	4,894,475
TELUS Corp.(b)
3,713,000	0.000	04/14/25	3,706,432

			311,564,987

Repurchase Agreement – 1.0%
Wells Fargo Securities LLC
20,000,000	5.260	04/30/25	20,000,000
Maturity Value: $20,005,260
Next Reset Date: 11/01/24

Collaterialized by various corporate obligations, certificates of deposit, sovereign debt and medium term notes, 2.797% to 6.625%, due 1/12/26 to 1/12/62. The market value of the collateral, including accrued interest, was $ 21,000,125.

TOTAL SHORT- TERM INVESTMENTS (Cost $544,678,134)			$ 544,824,499

TOTAL INVESTMENTS – 102.0% (Cost $2,066,478,751)			$2,070,641,455

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%			(41,357,142)

NET ASSETS – 100.0%			$2,029,284,313

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 132.7%

Collateralized Mortgage Obligations – 9.2%
Interest Only(a) – 1.0%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$91,619	1.637	%(b)	05/15/45	$9,764
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
139,110	4.000		09/25/50	28,524
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
404,880	1.537	(b)	05/15/46	43,998
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
89,897	1.587	(b)	03/15/44	8,629
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
456,040	4.000		08/25/50	92,484
Federal National Mortgage Association REMICS Series 2017- 104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
263,308	1.696	(b)	01/25/48	30,950
Federal National Mortgage Association REMICS Series 2018-8, Class SA (-1X 1 mo. USD Term SOFR + 6.036%)
212,113	1.696	(b)	02/25/48	24,057
Federal National Mortgage Association REMICS Series 2007-36, Class SN (-1X 1 mo. USD Term SOFR + 6.656%)
131,696	2.316	(b)	04/25/37	11,915
Federal National Mortgage Association REMICS Series 2008-17, Class SI (-1X 1 mo. USD Term SOFR + 6.186%)
164,039	1.846	(b)	03/25/38	11,819
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
111,651	1.666	(b)(c)	10/20/43	5,701
Government National Mortgage Association REMICS Series 2015-129, Class IC
187,151	4.500	(c)	09/16/45	35,492
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
449,716	1.226	(b)(c)	07/20/47	44,082
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
973,406	1.266	(b)(c)	01/20/48	99,009
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
387,903	1.766	(b)(c)	05/20/48	46,411
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
535,887	1.766	(b)(c)	09/20/48	64,944
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
144,009	1.616	(b)(c)	01/20/49	16,229

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
$214,593	1.616	%(b)(c)	01/20/49	$24,131
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
136,768	1.666	(b)(c)	06/20/49	15,333
Government National Mortgage Association REMICS Series 2019-151, Class NI
1,103,362	3.500	(c)	10/20/49	199,433
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
558,883	1.616	(b)(c)	02/20/50	68,368
Government National Mortgage Association REMICS Series 2020-78, Class DI
564,849	4.000	(c)	06/20/50	121,793
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,366,435	2.500	(c)	10/20/50	202,507
Government National Mortgage Association REMICS Series 2020-146, Class IM
998,113	2.500	(c)	10/20/50	146,029
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
492,376	1.616	(b)(c)	08/20/43	52,634
Government National Mortgage Association REMICS Series 2015-111, Class IM
258,826	4.000	(c)	08/20/45	44,536
Government National Mortgage Association REMICS Series 2016-27, Class IA
142,002	4.000	(c)	06/20/45	20,233
Government National Mortgage Association REMICS Series 2019-110, Class SD (-1X 1 mo. USD Term SOFR + 5.986%)
395,996	1.666	(b)(c)	09/20/49	42,917
Government National Mortgage Association REMICS Series 2019-110, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
408,844	1.666	(b)(c)	09/20/49	48,439
Government National Mortgage Association REMICS Series 2019-153, Class EI
942,496	4.000	(c)	12/20/49	201,693
Government National Mortgage Association REMICS Series 2016-138, Class DI
63,294	4.000	(c)	10/20/46	12,862
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
144,864	1.816	(b)(c)	02/20/40	15,967
Government National Mortgage Association REMICS Series 2014-11, Class KI
5,242	4.500	(c)	12/20/42	49

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
$203,654	1.816	%(b)(c)	08/20/45	$24,285
Government National Mortgage Association REMICS Series 2015-90, Class PI
8,849	3.500	(c)	04/20/45	772
Government National Mortgage Association REMICS Series 2015-83, Class PI
18,160	3.500	(c)	06/20/45	2,544
Government National Mortgage Association REMICS Series 2015-72, Class JI
7,884	3.500	(c)	05/20/45	890
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
94,393	1.766	(b)(c)	01/20/46	11,014

				1,830,437

Regular Floater(b) – 3.1%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
313,264	5.340		02/25/55	311,395
Federal National Mortgage Association REMICS Series 2017-96, Class FA (1 mo. USD Term SOFR + 0.514%)
928,057	4.854		12/25/57	908,898
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
423,665	5.340		03/25/55	422,865
Government National Mortgage Association REMICS Series 2017-182, Class FN (1 mo. USD Term SOFR + 0.414%)
966,098	4.734	(c)	12/16/47	942,432
Government National Mortgage Association REMICS Series 2021-98, Class FM (1 mo. USD Term SOFR + 0.750%)
887,157	2.500	(c)	06/20/51	744,503
Government National Mortgage Association REMICS Series 2021-122, Class FA (1 mo. USD Term SOFR + 0.400%)
2,331,279	3.000	(c)	07/20/51	2,013,414

				5,343,507

Sequential Fixed Rate – 2.3%
Federal Home Loan Mortgage Corp. REMICS Series 2042, Class N
5,013	6.500	(c)	03/15/28	5,117
Federal Home Loan Mortgage Corp. REMICS Series 4577, Class HM
270,730	4.000	(c)(d)	12/15/50	255,922
Federal National Mortgage Association REMICS Series 2011-99, Class DB
141,684	5.000		10/25/41	142,727
Federal National Mortgage Association REMICS Series 2012-111, Class B
24,443	7.000		10/25/42	26,226
Federal National Mortgage Association REMICS Series 2012-153, Class B
92,002	7.000		07/25/42	99,492

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Federal National Mortgage Association REMICS Series 2011-52, Class GB
$139,426	5.000%		06/25/41	$140,283
Federal National Mortgage Association REMICS Series 2000-16, Class ZG
35,834	8.500		06/25/30	38,115
Federal National Mortgage Association REMICS Series 2017-87, Class EA
1,507,221	3.000		04/25/44	1,362,852
Federal National Mortgage Association REMICS Series 2005-59, Class KZ
268,812	5.500		07/25/35	276,786
Government National Mortgage Association REMICS Series 2021-135, Class A
2,037,158	2.000	(c)	08/20/51	1,667,765

				4,015,285

Sequential Floating Rate(b)(c) – 2.8%
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
76,300	6.152		07/25/35	74,467
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
46,504	5.990	(e)	01/25/34	46,686
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
116,840	5.890	(e)	10/25/41	117,380
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
40,300	6.240	(e)	04/25/42	40,566
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
94,000	7.340	(e)	04/25/42	96,003
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
124,000	8.240	(e)	04/25/43	131,514
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
90,000	7.436	(e)	06/25/43	93,371
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
125,000	6.140	(e)	01/25/44	125,195
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
150,000	6.286	(e)	03/25/44	150,537
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
419,127	1.776		05/20/53	25,445

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Government National Mortgage Association REMICS Series 2023-101, Class FH (1 mo. USD Term SOFR + 1.000%)
$2,675,608	5.344%		07/20/53	$2,675,199
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
1,079,874	2.156		09/20/53	72,059
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
11,994	4.911		01/19/36	13,390
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
4,117	5.155		10/25/34	3,972
JP Morgan Mortgage Trust Series 2021-6, Class A3
380,678	2.500	(e)	10/25/51	310,074
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
688,327	3.515	(e)	07/25/52	596,707
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
59,423	3.750	(e)	05/28/52	56,109
Towd Point Mortgage Trust Series 2016-4, Class M1
69,463	3.250	(e)	07/25/56	68,472
Verus Securitization Trust Series 2021-8, Class A1
61,745	1.824	(e)	11/25/66	55,908
Verus Securitization Trust Series 2019-INV3, Class A1
27,093	3.692	(e)	11/25/59	26,605
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
22,798	3.500	(e)	07/25/49	20,366

				4,800,025

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				15,989,254

Commercial Mortgage-Backed Securities – 6.7%
Sequential Fixed Rate – 1.3%
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
$400,000	3.000	%(c)(e)	09/15/50	$239,404
COMM Mortgage Trust Series 2024-277P, Class A
375,000	6.338	(e)	08/10/44	390,987
DOLP Trust Series 2021-NYC, Class A
400,000	2.956	(e)	05/10/41	350,308
GS Mortgage Securities Trust Series 2017-GS7, Class A4
350,000	3.430	(c)	08/10/50	336,691
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
300,000	3.024	(e)	01/05/39	278,665
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D
150,000	3.060	(c)(e)	10/15/48	137,075
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388	(e)	11/13/41	453,375

				2,186,505

Sequential Floating Rate – 5.4%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
400,000	2.778	(b)	11/15/54	337,428
Bank Series 2021-BN37, Class A5
200,000	2.618	(b)(c)	11/15/64	173,075

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Bank Series 2022-BNK40, Class A4
$550,000	3.393	%(b)(c)	03/15/64	$496,857
Bank Series 2018-BN10, Class AS
420,000	3.898	(b)(c)	02/15/61	403,570
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
450,000	5.239	(b)(e)	03/15/37	426,586
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
125,000	5.488	(b)(e)	03/15/37	114,864
Benchmark Mortgage Trust Series 2022-B32, Class A5
500,000	3.002	(b)	01/15/55	434,013
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
450,000	5.961	(b)(e)	02/15/41	449,333
COMM Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
550,000	6.160	(b)(e)	06/15/41	545,704
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148, Class A2
800,000	3.500	(b)(c)	07/25/32	750,704
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(b)(c)	12/25/30	1,133,621
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
217,235	5.023	(b)(c)	11/25/29	217,917
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153, Class A2
800,000	3.820	(b)(c)	12/25/32	761,566
Houston Galleria Mall Trust Series 2025-HGLR, Class A
250,000	5.462	(b)(e)	02/05/45	253,563
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
255,000	5.952	(b)(e)	01/13/40	259,200
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
330,000	5.467	(b)(e)	01/13/40	335,851
IRV Trust Series 2025-200P, Class A
600,000	5.295	(b)(c)(e)	03/14/47	597,863
IRV Trust Series 2025-200P, Class C
250,000	5.730	(b)(c)(e)	03/14/47	245,764
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
317,291	5.426	(b)(e)	04/15/37	309,934
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
300,000	6.014	(b)(c)	12/15/56	319,259
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
300,000	6.012	(b)(e)	02/15/42	296,883
ROCK Trust Series 2024-CNTR, Class C
250,000	6.471	(e)	11/13/41	257,249
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
275,000	5.360	(b)(e)	07/15/35	274,993

				9,395,797

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$11,582,302

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Agencies – 116.8%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(1 yr. CMT + 2.250%)(b)
$3,617	7.091%	04/01/33	$3,674
3,299	7.306	09/01/33	3,365
4,220	6.439	11/01/34	4,306
3,344	6.488	02/01/35	3,415
9,407	6.998	06/01/35	9,591
(1 yr. CMT + 2.107%)(b)
2,418	6.932%	10/01/34	2,466

			26,817

Adjustable Rate Federal National Mortgage Association – 0.1%
(11th District Cost of Funds - Consumer + 1.350%)(b)
1,208	4.340%	07/01/27	1,196
(1 yr. MTA + 1.150%)(b)
942	5.836	11/01/27	926
923	5.836	01/01/38	919
(1 yr. MTA + 1.125%)(b)
4,228	5.811%	06/01/32	4,202
(11th District Cost of Funds - Consumer + 1.250%)(b)
4,067	4.355%	08/01/32	3,963
(11th District Cost of Funds - Consumer + 1.326%)(b)
3,183	4.431%	05/01/33	3,102
(1 yr. CMT + 2.260%)(b)
21,265	7.354%	06/01/33	21,678
(RFUCC 6 mo. Treasury + 1.412%)(b)
1,270	6.331%	06/01/33	1,291
(1 yr. CMT + 2.023%)(b)
494	6.491%	07/01/33	502
(11th District Cost of Funds - Consumer + 1.254%)(b)
21,174	4.292%	08/01/33	20,709
(RFUCC 1 yr. Treasury + 1.637%)(b)
9,216	6.331%	12/01/33	9,452
(1 yr. CMT + 2.304%)(b)
277	7.059%	04/01/34	283
(RFUCC 1 yr. Treasury + 1.670%)(b)
2,928	6.848%	11/01/34	3,019
(1 yr. CMT + 2.192%)(b)
4,394	6.429%	02/01/35	4,492
(RFUCC 1 yr. Treasury + 1.619%)(b)
9,222	6.554%	03/01/35	9,496
(RFUCC 1 yr. Treasury + 1.810%)(b)
5,024	6.604%	04/01/35	5,204
(RFUCC 1 yr. Treasury + 2.160%)(b)
5,699	7.380%	05/01/35	5,938
(11th District Cost of Funds - Consumer + 1.242%)(b)
2,865	4.875%	12/01/37	2,832
(1 yr. MTA + 1.175%)(b)
2,364	5.861%	11/01/40	2,352

			101,556

Adjustable Rate Government National Mortgage Association – 0.0%
(1 yr. CMT + 1.500%)(b)
63	5.000	05/20/25	63
224	5.000	07/20/25	224
529	4.625	02/20/26	529
25	4.625	07/20/26	25
2,164	4.625	01/20/27	2,167

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Government National Mortgage Association – (continued)
$591	4.625%	02/20/27	$593
7,214	4.875	04/20/27	7,214
574	4.875	05/20/27	574
1,567	4.875	06/20/27	1,567
500	4.750	11/20/27	499
1,362	4.750	12/20/27	1,360
3,500	4.625	01/20/28	3,513
1,347	4.625	02/20/28	1,352
1,234	4.625	03/20/28	1,239
8,918	4.625	07/20/29	8,931
3,076	4.625	08/20/29	3,081
884	4.625	09/20/29	885
4,102	4.750	10/20/29	4,104
5,611	4.750	11/20/29	5,615
898	4.750	12/20/29	899
1,831	4.625	01/20/30	1,845
500	4.625	02/20/30	504
3,138	4.625	03/20/30	3,161
4,639	4.875	04/20/30	4,660
8,033	4.875	05/20/30	8,072
6,007	5.000	05/20/30	6,036
1,503	4.875	06/20/30	1,510
12,492	5.000	07/20/30	12,541
2,421	5.000	09/20/30	2,431
3,609	4.750	10/20/30	3,615

			88,809

Federal Home Loan Mortgage Corp. – 6.4%
1,125,000	4.450	12/01/32	1,106,865
22,897	5.000	10/01/33	23,022
1,033	5.000	07/01/35	1,041
514	4.500	08/01/35	515
1,202	4.500	09/01/35	1,203
596	4.500	10/01/35	596
27,278	5.000	12/01/35	27,631
9,193	4.500	01/01/38	9,196
403	4.500	06/01/38	403
15,816	4.500	09/01/38	15,676
85	4.500	01/01/39	84
7,821	4.500	02/01/39	7,753
2,989	4.500	03/01/39	2,964
825	4.500	04/01/39	818
23,236	4.500	05/01/39	23,037
56,720	5.000	05/01/39	57,347
70,128	4.500	06/01/39	69,528
104,494	5.000	07/01/39	105,985
2,262	4.500	07/01/39	2,242
1,587	4.500	08/01/39	1,574
3,695	4.500	09/01/39	3,664
845	4.500	10/01/39	837
565	4.500	11/01/39	560
836	4.500	12/01/39	829
2,526	4.500	01/01/40	2,504
1,446	4.500	04/01/40	1,432
2,553	4.500	05/01/40	2,528
3,640	4.500	06/01/40	3,603
6,271	4.000	06/01/40	6,044

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$750	4.500%	07/01/40	$743
210	4.500	08/01/40	208
1,439	5.000	08/01/40	1,450
42,449	4.000	02/01/41	40,915
13,427	4.500	02/01/41	13,285
2,990	4.500	03/01/41	2,959
4,595	4.500	04/01/41	4,547
5,433	4.500	05/01/41	5,375
9,756	4.500	06/01/41	9,653
811	5.000	06/01/41	823
28,097	4.500	08/01/41	27,802
28,456	4.500	09/01/41	28,173
21,674	4.000	10/01/41	20,859
3,843	4.000	11/01/41	3,695
1,894	4.500	12/01/41	1,874
26,446	4.500	03/01/42	26,167
205,805	4.000	03/01/42	197,727
10,103	3.000	05/01/42	9,188
156,783	3.500	06/01/42	146,955
270,903	4.500	06/01/42	268,376
44,505	3.000	08/01/42	40,576
35,160	3.500	08/01/42	32,877
108,006	3.500	10/01/42	100,918
20,104	3.000	10/01/42	18,266
59,827	3.500	11/01/42	55,919
287,255	3.000	11/01/42	262,056
496,700	3.000	12/01/42	453,211
882,440	3.000	01/01/43	807,413
82,036	3.000	02/01/43	74,319
399,211	4.000	08/01/43	384,218
177,291	4.000	01/01/44	170,636
235,187	3.500	02/01/44	219,053
233,527	3.500	06/01/44	218,634
4,812	4.000	11/01/44	4,613
29,010	3.500	02/01/45	26,940
48,193	3.500	03/01/45	44,710
6,362	3.500	08/01/45	5,862
8,447	3.500	09/01/45	7,784
16,214	3.500	11/01/45	14,940
127,404	3.500	03/01/46	117,694
212,013	3.500	05/01/46	195,656
238,478	3.500	06/01/46	219,525
109,614	3.500	07/01/46	100,902
17,980	3.500	10/01/46	16,551
15,147	3.500	12/01/46	13,943
5,739,124	3.000	05/01/47	5,127,763
167,260	3.500	12/01/47	154,071

			11,179,305

Federal National Mortgage Association – 3.2%
740	7.000	08/01/31	776
45,138	3.500	07/01/42	42,085
42,274	3.500	08/01/42	39,475
26,223	3.500	09/01/42	24,502
3,474	3.500	10/01/42	3,244
6,908	3.500	11/01/42	6,451
3,996	3.500	01/01/43	3,726
93,675	3.500	02/01/43	87,330

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal National Mortgage Association – (continued)
$10,278	3.500%	05/01/43	$9,605
400,479	3.500	07/01/43	372,872
198,709	3.500	01/01/44	185,302
7,787	3.500	12/01/44	7,207
176,476	4.000	03/01/45	168,706
82,186	4.000	04/01/45	78,133
955,960	4.500	06/01/51	935,321
2,314,144	4.000	07/01/56	2,155,084
1,527,264	4.000	02/01/57	1,419,951

			5,539,770

Government National Mortgage Association – 28.3%
114	6.000	04/15/26	114
123	6.500	01/15/32	126
358	6.500	02/15/32	368
104,595	5.500	04/15/33	107,408
2,801	5.000	11/15/33	2,820
289	6.500	08/15/34	303
452	6.500	02/15/36	469
995	6.500	03/15/36	1,030
1,618	6.500	04/15/36	1,697
4,075	6.500	05/15/36	4,232
2,042	6.500	06/15/36	2,115
12,026	6.500	07/15/36	12,602
12,342	6.500	08/15/36	12,921
27,590	6.500	09/15/36	28,991
11,257	6.500	10/15/36	11,774
17,858	6.500	11/15/36	18,848
6,128	6.500	12/15/36	6,386
2,451	6.500	01/15/37	2,547
1,244	6.500	03/15/37	1,291
1,857	6.500	04/15/37	1,936
697	6.500	05/15/37	737
3,140	6.500	09/15/37	3,274
4,092	6.500	10/15/37	4,412
2,344	6.500	11/15/37	2,447
1,272	6.500	05/15/38	1,328
518	6.500	02/15/39	536
109,290	5.000	01/20/40	110,691
108,837	4.500	05/15/40	107,505
87,461	5.000	07/15/40	88,682
118,472	3.500	09/15/42	111,243
126,781	3.500	02/15/45	118,106
24,031	4.000	05/20/45	23,112
17,399	4.000	07/20/45	16,631
30,547	4.000	10/20/45	29,161
94,115	4.000	01/20/46	89,847
388,368	4.500	03/20/46	380,906
780,797	4.500	02/20/47	765,167
157,317	4.500	03/20/47	154,000
889,484	4.500	05/20/47	869,614
151,327	4.500	06/20/47	147,947
43,551	4.500	07/20/47	42,551
432,594	4.500	08/20/47	422,661
474,948	4.500	09/20/48	463,300
1,124,303	5.000	11/20/48	1,123,284
568,509	4.500	12/20/48	553,678
462,908	5.000	12/20/48	462,344

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$82,838	4.500%	01/20/49	$80,677
269,666	4.500	02/20/49	262,462
398,781	4.500	03/20/49	388,378
283,180	4.500	10/20/49	276,147
562,076	3.500	12/20/50	520,292
867,128	3.000	07/20/51	763,135
700,778	2.500	09/20/51	592,927
499,286	2.500	11/20/51	424,005
862,855	3.000	11/20/51	759,374
657,814	2.500	12/20/51	556,863
2,931,948	4.500	10/20/52	2,827,881
11,000,000	2.000	TBA-30yr(f)	8,995,528
9,000,000	2.500	TBA-30yr(f)	7,674,624
5,000,000	3.000	TBA-30yr(f)	4,428,678
3,000,000	4.000	TBA-30yr(f)	2,808,792
5,000,000	3.500	TBA-30yr(f)	4,562,451
4,000,000	5.500	TBA-30yr(f)	4,008,769
3,000,000	5.000	TBA-30yr(f)	2,951,284

			49,193,409

Uniform Mortgage-Backed Security – 78.8%
571,626	1.500	07/01/35	506,773
134,297	1.500	08/01/35	119,060
921,837	1.500	09/01/35	816,932
1,376,267	1.500	10/01/35	1,219,170
630,608	1.500	11/01/35	558,406
696,175	1.500	12/01/35	616,225
372,252	1.500	02/01/36	330,377
94,316	4.500	07/01/36	93,204
709,855	1.500	10/01/36	629,552
4,571	4.500	12/01/36	4,517
69,078	4.500	02/01/39	68,402
2,098	4.500	03/01/39	2,077
2,981	4.500	05/01/39	2,952
1,443	4.500	07/01/39	1,428
1,358	4.000	08/01/39	1,307
3,080	4.500	09/01/39	3,050
5,878	4.500	10/01/39	5,821
12,799	4.500	02/01/40	12,674
2,400	4.500	03/01/40	2,376
30,739	4.500	04/01/40	30,394
12,890	4.500	06/01/40	12,758
66,157	4.500	09/01/40	65,419
3,236	4.500	12/01/40	3,200
28,728	4.500	01/01/41	28,406
9,638	4.500	04/01/41	9,524
14,618	4.500	06/01/41	14,445
14,642	4.500	07/01/41	14,469
59,145	4.500	08/01/41	58,424
62,607	4.500	09/01/41	61,870
31,273	4.500	10/01/41	30,904
53,453	3.500	10/01/41	50,088
12,284	3.500	11/01/41	11,507
40,452	4.500	11/01/41	39,975
35,133	4.500	12/01/41	34,719
28,699	4.500	01/01/42	28,361
45,912	3.500	01/01/42	43,048
6,079	3.500	02/01/42	5,669

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$179,174	4.000%	03/01/42	$171,933
2,327	4.500	03/01/42	2,297
43,361	4.000	04/01/42	41,609
4,562	4.500	04/01/42	4,505
5,700	3.500	05/01/42	5,314
19,558	3.500	06/01/42	18,304
12,279	3.500	09/01/42	11,544
39,109	3.000	09/01/42	35,487
105,722	3.500	10/01/42	98,764
220,500	3.000	12/01/42	199,860
36,827	3.500	12/01/42	34,437
48,110	3.000	01/01/43	43,984
18,501	3.000	02/01/43	16,912
138,906	3.500	02/01/43	129,576
506,938	3.000	03/01/43	461,832
290,011	3.500	03/01/43	270,657
563,174	3.000	04/01/43	512,520
676,680	3.000	05/01/43	615,366
196,497	2.500	05/01/43	172,343
87,983	3.500	05/01/43	81,938
25,362	3.000	06/01/43	22,992
373,804	3.500	06/01/43	348,180
201,795	3.000	07/01/43	183,342
278,261	3.500	07/01/43	259,477
24,408	3.500	08/01/43	22,702
18,925	3.500	09/01/43	17,644
34,778	3.500	01/01/44	32,455
17,680	3.500	08/01/44	16,345
23,098	3.500	09/01/44	21,491
52,166	3.500	10/01/44	48,488
20,501	5.000	12/01/44	20,610
11,453	3.500	01/01/45	10,594
125,923	4.000	02/01/45	120,105
62,441	3.500	03/01/45	57,862
30,394	3.500	04/01/45	27,990
413,988	3.500	05/01/45	384,992
731,425	4.500	06/01/45	719,003
43,555	3.500	07/01/45	40,110
154,344	4.000	11/01/45	146,716
7,060	3.500	11/01/45	6,497
137,427	3.500	01/01/46	126,556
48,948	4.000	03/01/46	46,529
348,747	3.500	03/01/46	323,990
56,787	3.500	04/01/46	52,738
279,730	3.500	05/01/46	258,040
58,754	4.000	06/01/46	55,592
133,991	4.500	06/01/46	130,938
170,853	3.000	07/01/46	151,683
180,974	4.000	07/01/46	171,235
17,372	4.000	08/01/46	16,437
93,936	3.000	08/01/46	83,396
414,539	3.000	09/01/46	368,027
124,195	3.000	10/01/46	110,259
20,801	4.000	10/01/46	19,682
517,651	3.000	11/01/46	459,506
228,627	3.000	12/01/46	202,975
910,929	3.000	01/01/47	808,719
472,491	4.500	02/01/47	464,467

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$45,180	3.000%	02/01/47	$40,110
126,947	3.000	04/01/47	112,725
285,630	3.500	06/01/47	261,792
128,778	4.500	11/01/47	125,481
4,444	4.500	02/01/48	4,321
231,188	4.500	05/01/48	225,259
373,425	3.500	06/01/48	342,259
196,845	4.500	07/01/48	190,945
700,971	4.500	08/01/48	679,971
295,707	4.500	09/01/48	286,844
5,766	4.500	10/01/48	5,618
1,039,287	5.000	11/01/48	1,041,256
482,040	4.500	11/01/48	467,855
247,825	4.500	12/01/48	240,238
285,989	4.500	02/01/49	277,327
3,197	4.500	05/01/49	3,102
1,501,746	3.000	09/01/49	1,328,315
4,990	4.500	11/01/49	4,841
314,181	4.500	01/01/50	304,764
49,106	4.500	02/01/50	47,623
557,322	3.000	03/01/50	490,854
3,446,661	4.500	03/01/50	3,364,414
394,066	4.500	04/01/50	381,886
1,966,170	2.000	09/01/50	1,579,487
362,115	4.500	09/01/50	351,355
3,136,492	2.500	09/01/50	2,652,855
2,017,092	3.000	10/01/50	1,777,227
3,481,857	2.000	10/01/50	2,796,005
883,107	2.500	11/01/50	746,383
3,473,263	2.000	12/01/50	2,788,026
883,128	2.500	01/01/51	740,690
4,239,138	2.000	02/01/51	3,395,568
10,649,973	2.000	05/01/51	8,522,163
7,209,307	2.500	05/01/51	6,075,390
7,460,374	2.500	07/01/51	6,293,276
1,537,175	2.500	09/01/51	1,298,226
1,683,027	2.000	11/01/51	1,343,631
4,622,540	2.500	12/01/51	3,895,215
1,277,628	2.000	01/01/52	1,027,222
27,852	2.000	02/01/52	22,445
2,133,391	2.000	03/01/52	1,717,263
3,248,170	2.000	04/01/52	2,611,554
597,442	6.000	11/01/52	614,764
841,255	4.500	05/01/53	815,514
998,827	5.500	08/01/53	998,706
1,073,721	6.500	08/01/53	1,115,899
618,029	6.500	10/01/53	642,306
2,601,609	6.500	11/01/53	2,714,578
2,875,684	2.500	01/01/54	2,396,803
4,493,804	6.000	04/01/54	4,616,235
2,765,287	6.500	06/01/54	2,886,203
1,876,589	6.500	08/01/54	1,959,835
933,311	6.500	09/01/54	976,463
924,231	6.000	09/01/54	939,248
2,873,977	5.500	10/01/54	2,872,013
1,956,464	5.000	12/01/54	1,941,216
6,000,000	5.000	TBA-30yr(f)	5,880,703
2,000,000	4.000	TBA-30yr(f)	1,864,609

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$4,000,000	3.500%	TBA-30yr(f)	$3,608,438
5,000,000	2.000	TBA-30yr(f)	4,521,679
15,000,000	5.500	TBA-30yr(f)	15,101,249
6,000,000	6.000	TBA-30yr(f)	6,118,484

			137,271,755

TOTAL FEDERAL AGENCIES			$203,401,421

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $238,796,354)			$230,972,977

Asset-Backed Securities(c)(e) – 1.4%

Collateralized Loan Obligations – 1.1%
Apidos CLO XXXV Ltd. Series 2021-35A, Class D(b) (3 mo. USD Term SOFR + 2.912%)
$750,000	7.205%	04/20/34	$744,626
BlueMountain CLO XXXIII Ltd. Series 2021-33A, Class B(b) (3 mo. USD Term SOFR + 1.962%)
500,000	6.284	11/20/34	499,974
CIFC Funding Ltd. Series 2023-3A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
500,000	8.543	01/20/37	506,541
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
90,218	5.750	12/20/50	91,047

			1,842,188

Student Loan(b) – 0.3%
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
600,000	8.793	01/20/37	605,437

TOTAL ASSET-BACKED SECURITIES (Cost $2,387,844)			$2,447,625

U.S. Treasury Obligations – 5.2%

U.S. Treasury Bills(g)
$6,000,000	0.000%	04/24/25	$5,983,771
U.S. Treasury Inflation-Indexed Bonds
1,025,722	1.500	02/15/53	853,112
U.S. Treasury Notes
556,200	4.375 (h)	11/30/28	564,890
1,650,000	4.125	03/31/32	1,654,383

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,087,080)			$9,056,156

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) March 31, 2025

Shares	Dividend Rate	Value

Investment Company(i) – 0.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
675,553	4.259%	$675,553

(Cost $ 675,553)

TOTAL INVESTMENTS – 139.7% (Cost $ 250,946,831)		$243,152,311

LIABILITIES IN EXCESS OF OTHER ASSETS – (39.7)%		(69,068,741)

NET ASSETS – 100.0%		$174,083,570

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $72,525,288 which represents approximately 41.7% of net assets as of March 31, 2025.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

HSBC Bank PLC	EUR	504,061	USD	546,234	04/09/25	$(934)
Westpac Banking Corp.	USD	517,590	EUR	500,000	04/09/25	(23,317)

TOTAL						$(24,251)

FORWARD SALES CONTRACTS — At March 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	04/15/25	$(1,000,000)	$(959,552)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	04/15/25	(14,000,000)	(13,397,891)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	04/15/25	(6,000,000)	(4,989,375)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	04/15/25	(4,000,000)	(3,467,344)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/15/25	(9,000,000)	(7,158,867)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	04/15/25	(9,000,000)	(9,281,953)
Uniform Mortgage-Backed Security	1.500	TBA - 15yr	04/15/25	(2,000,000)	(1,756,160)

(PROCEEDS RECEIVED: $(40,904,922))					$(41,011,142)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	77	06/18/25	$8,563,844	$ (5,693)
5 Year U.S. Treasury Notes	127	06/30/25	13,735,843	10,904
Ultra 10-Year U.S. Treasury Notes	9	06/18/25	1,027,125	(2,090)

Total				$ 3,121

Short position contracts:
2 Year U.S. Treasury Notes	(161)	06/30/25	(33,354,672)	(51,401)
20 Year U.S. Treasury Bonds	(29)	06/18/25	(3,401,156)	(1,870)
Ultra Long U.S. Treasury Bonds	(6)	06/18/25	(733,500)	(3,023)

Total				$(56,294)

TOTAL FUTURES CONTRACTS				$(53,173)

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	3.851%	03/31/27	$ 24,990	$ 84,619	$40,975	$ 43,644
12M SOFR	3.851	03/31/27	1,590	5,386	(929)	6,315
3.799%	12M SOFR	08/31/29	24,140	(179,543)	(65,266)	(114,277)
3.822	12M SOFR	01/31/32	3,930	(35,825)	1,634	(37,459)
3.864	12M SOFR	11/15/34	1,510	(15,345)	(1,385)	(13,960)

TOTAL				$(140,708)	$(24,971)	$(115,737)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.568%	JPMorgan Securities, Inc.	12/15/56	$500	$(71,432)	$(62,427)	$(9,005)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR —Euro
USD —U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
LLC	—Limited Liability Company
MTA	—Monthly Treasury Average
PI	—Private Investment
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

Abbreviations:
CMBX	—Commercial Mortgage Backed Securities Index
SOFR	—Secured Overnight Financing Rate

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities March 31, 2025

	Enhanced Income Fund	Government Income Fund	Inflation Protected Securities Fund

Assets:

Investments in unaffiliated issuers, at value (cost $553,134,384, $146,395,978 and $201,112,002, respectively)	$553,672,661	$141,343,648	$204,404,580
Investments in affiliated issuers, at value (cost $35,629,321, $2,553 and $3,168,972, respectively)	35,629,321	2,553	3,168,972
Cash	8,877,355	478,459	3,128,144
Foreign currencies, at value (cost $19,774, $0 and $0, respectively)	20,610	—	—
Unrealized gain on forward foreign currency exchange contracts	76,442	—	—
Variation margin on futures contracts	—3,355		—
Receivables:
Interest and dividends	3,898,661	613,609	1,146,060
Collateral on certain derivative contracts(a)	2,745,561	556,585	1,875,855
Fund shares sold	11,180	38,195	96,257
Foreign tax reclaims	4,970	—	—
Investments sold on an extended-settlement basis	—	16,445,098	—
Investments sold	—	829	4,439,304
Reimbursement from investment adviser	—	24,659	18,171
Due from broker	—	165,522	—
Other assets	31,026	32,578	27,084

Total assets	604,967,787	159,705,090	218,304,427

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	205,131	—	—
Variation margin on swaps contracts	74,935	28,866	97,602
Variation margin on futures contracts	26,258	—	30,984
Forward sale contracts, at value (proceeds received $0, $16,445,098 and $0, respectively)	—	16,496,373	—
Foreign currency overdraft, at value (identified cost $0, $0 and $10, respectively)	—	—	9
Payables:
Investments purchased	6,093,899	2,553	4,493,084
Fund shares redeemed	299,694	387,451	272,328
Management fees	64,700	22,652	21,605
Distribution and Service fees and Transfer Agency fees	9,270	8,814	12,311
Income distributions	5,211	12,068	—
Investments purchased on an extended-settlement basis	—	21,783,945	—
Accrued expenses	216,990	190,964	167,134

Total liabilities	6,996,088	38,933,686	5,095,057

Net Assets:

Paid-in capital	621,681,662	163,526,328	281,837,598
Total distributable loss	(23,709,963)	(42,754,924)	(68,628,228)

NET ASSETS	$597,971,699	$120,771,404	$213,209,370
Net Assets:
Class A	$10,829,932	$35,240,865	$28,472,001
Class C	—	656,270	841,949
Administration	3,097,682	—	—
Institutional	172,687,357	27,261,006	55,757,345
Service	27,707	17,920,984	—
Investor	2,320,819	1,038,010	13,657,963
Class R6	2,858,654	7,109,211	80,457,025
Class R	—	9,449,971	19,022,796
Class P	406,149,548	22,095,087	15,000,291
Total Net Assets	$597,971,699	$120,771,404	$213,209,370
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,132,288	2,697,640	2,987,085
Class C	—	50,245	90,609
Administration	323,465	—	—
Institutional	18,084,577	2,089,505	5,755,494
Service	2,901	1,375,514	—
Investor	243,262	79,473	1,421,059
Class R6	299,270	545,161	8,313,619
Class R	—	724,237	2,009,792
Class P	42,528,029	1,694,392	1,548,790
Net asset value, offering and redemption price per share:(b)
Class A	$9.56	$13.06	$9.53
Class C	—	13.06	9.29
Administration	9.58	—	—
Institutional	9.55	13.05	9.69
Service	9.55	13.03	—
Investor	9.54	13.06	9.61
Class R6	9.55	13.04	9.68
Class R	—	13.05	9.47
Class P	9.55	13.04	9.69
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps
Enhanced Income Fund	$2,745,561
Government Income Fund	556,585
Inflation Protected Securities Fund	1,875,855
(b)

Maximum public offering price per share for Class A Shares of the Government Income and Inflation Protected Securities Funds is $13.57 and $9.90, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) March 31, 2025

	Short Duration Bond Fund	Short Duration Government Fund	Short-Term Conservative Income Fund

Assets:
Investments in unaffiliated issuers, at value (cost $1,222,021,831, $479,593,755 and $2,025,666,706, respectively)	$1,222,890,742	$471,134,215	$2,029,829,410
Investments in affiliated issuers, at value (cost $51,061,035, $0 and $40,812,045, respectively)	51,061,035	—	40,812,045
Purchased options, at value (premium paid $433,596, $0 and $0, respectively)	314,403	—	—
Cash	18,843,066	691,563	11,416,774
Foreign currencies, at value (cost $57,864, $0 and $0, respectively)	55,753	—	—
Unrealized gain on forward foreign currency exchange contracts	1,295,557	—	—
Variation margin on futures contracts	36,791	—	—
Receivables:
Collateral on certain derivative contracts(a)	26,589,176	1,842,312	—
Investments sold on an extended-settlement basis	17,965,957	67,083,828	—
Interest and dividends	8,786,986	2,028,358	13,842,819
Fund shares sold	608,590	925,399	882,523
Reimbursement from investment adviser	29,093	23,657	25,854
Investments sold	—	17,511	—
Foreign tax reclaims	—	—	100,228
Other assets	43,160	26,378	50,898

Total assets	1,348,520,309	543,773,221	2,096,960,551

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	1,544,784	—	—
Variation margin on swaps contracts	451,494	82,248	—
Variation margin on futures contracts	—	27,193	—
Forward sale contracts, at value (proceeds received $17,965,957, $67,083,828 and $0, respectively)	17,997,162	67,311,945	—
Unrealized loss on swap contracts	23,818	—	—
Written option contracts, at value (premium received $431,890, $0 and $0, respectively)	206,361	—	—
Payables:
Investments purchased on an extended-settlement basis	53,637,035	37,512,969	16,531,937
Fund shares redeemed	1,895,673	683,007	2,602,148
Upfront payments received on swap contracts	419,061	—	—
Investments purchased	290,014	—	48,047,315
Management fees	198,999	79,354	163,364
Due to broker — upfront payment	133,559	—	—
Income distributions	53,355	116,870	77,017
Distribution and Service fees and Transfer Agency fees	26,102	14,574	49,535
Accrued expenses	229,195	206,353	204,922

Total liabilities	77,106,612	106,034,513	67,676,238

Net Assets:
Paid-in capital	1,375,009,773	513,596,696	2,040,037,300
Total distributable loss	(103,596,076)	(75,857,988)	(10,752,987)

NET ASSETS	$1,271,413,697	$437,738,708	$2,029,284,313
Net Assets:
Class A	$63,789,679	$49,315,946	$89,054,250
Class C	1,827,809	2,572,612	—
Institutional	154,770,844	193,174,139	767,056,780
Service	—	14,821,609	—
Investor	34,049,324	16,530,496	332,775,884
Class R6	5,782,105	12,005,030	110,806,378
Class R	29,914	—	—
Class P	1,011,164,022	149,318,876	729,591,021
Total Net Assets	$1,271,413,697	$437,738,708	$2,029,284,313
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,544,896	5,259,711	8,816,420
Class C	187,587	276,607	—
Institutional	15,852,133	20,675,332	75,878,262
Service	—	1,588,156	—
Investor	3,488,777	1,760,897	32,927,992
Class R6	592,553	1,284,535	10,964,280
Class R	3,062	—	—
Class P	103,616,969	15,981,649	72,258,028
Net asset value, offering and redemption price per share:
Class A	$9.75	$9.38	$10.10
Class C	9.74	9.30	—
Institutional	9.76	9.34	10.11
Service	—9.33		—
Investor	9.76	9.39	10.11
Class R6	9.76	9.35	10.11
Class R	9.77	—	—
Class P	9.76	9.34	10.10
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps	Forwards	TBA
Short Duration Bond Fund	$25,329,176	$1,260,000	$—
Short Duration Government Fund	1,582,312	—	260,000
(b)

Maximum public offering price per share for Class A Shares of the Short Duration Bond and Short Duration Government Funds is $9.90 and $9.52, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) March 31, 2025

U.S. Mortgages Fund

Assets:

Investments in unaffiliated issuers, at value (cost $250,271,278)	$242,476,758
Investments in affiliated issuers, at value (cost $675,553)	675,553
Cash	2,600,358
Foreign currencies, at value (cost $21,934)	21,866
Receivables:
Investments sold on an extended-settlement basis	71,313,242
Collateral on certain derivative contracts(a)	570,167
Interest and dividends	546,850
Fund shares sold	66,593
Reimbursement from investment adviser	19,874
Investments sold	817
Other assets	21,284

Total assets	318,313,362

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	24,251
Variation margin on swaps contracts	29,604
Variation margin on futures contracts	12,548
Forward sale contracts, at value (proceeds received $40,904,922)	41,011,142
Unrealized loss on swap contracts	9,005
Payables:
Investments purchased on an extended-settlement basis	102,661,250
Fund shares redeemed	138,088
Income distributions	87,568
Upfront payments received on swap contracts	62,427
Management fees	24,141
Distribution and Service fees and Transfer Agency fees	4,280
Investments purchased	2,668
Accrued expenses	162,820

Total liabilities	144,229,792

Net Assets:

Paid-in capital	220,981,396
Total distributable loss	(46,897,826)

NET ASSETS	$174,083,570
Net Assets:
Class A	$ 5,753,598
Institutional	47,480,933
Separate Account Institutional	77,117,568
Investor	30,809,714
Class R6	10,236,254
Class P	2,685,503
Total Net Assets	$174,083,570
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	644,413
Institutional	5,301,530
Separate Account Institutional	8,633,791
Investor	3,441,950
Class R6	1,143,550
Class P	300,152
Net asset value, offering and redemption price per share:(b)
Class A	$8.93
Institutional	8.96
Separate Account Institutional	8.93
Investor	8.95
Class R6	8.95
Class P	8.95
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps
U.S. Mortgages Fund	$570,167
(b)

Maximum public offering price per share for Class A Shares of U.S. Mortgages Fund is $9.28. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations For the Fiscal Year Ended March 31, 2025

	Enhanced Income Fund	Government Income Fund	Inflation Protected Securities Fund

Investment Income:

Interest	$23,886,551	$4,323,633	$11,681,170
Dividends — affiliated issuers	676,211	32,221	150,911

Total investment income	24,562,762	4,355,854	11,832,081

Expenses:

Management fees	1,367,952	645,687	630,625
Custody, accounting and administrative services	208,504	164,156	118,824
Transfer Agency fees(a)	193,463	85,540	135,098
Registration fees	116,485	120,648	110,488
Professional fees	70,646	82,527	123,301
Trustee fees	30,040	29,046	29,323
Distribution and Service (12b-1) fees(a)	16,292	192,431	174,676
Shareholder Administration fees — Service Class	10,340	45,928	—
Printing and mailing costs	8,926	81,944	78,207
Service fees — Class C	—	1,873	3,062
Other	13,801	9,667	8,906

Total expenses	2,036,449	1,459,447	1,412,510

Less — expense reductions	(122,274)	(580,028)	(367,859)

Net expenses	1,914,175	879,419	1,044,651

NET INVESTMENT INCOME	22,648,587	3,476,435	10,787,430

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(1,041,341)	(3,098,764)	(4,499,059)
Purchased options	—	(4,036)	(8,071)
Futures contracts	491,012	612,493	2,930,498
Written options	(17,552)	(6,107)	(23,878)
Swap contracts	(1,006,713)	(504,365)	(12,656)
Forward foreign currency exchange contracts	312,296	—	—
Foreign currency transactions	(12,078)	—	—
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	7,643,839	4,834,351	6,101,373
Futures contracts	334,011	111,817	516,971
Swap contracts	(637,022)	(275,397)	(2,377,880)
Forward foreign currency exchange contracts	(160,956)	—	—
Foreign currency translation	1,025	—	—

Net realized and unrealized gain	5,906,521	1,669,992	2,627,298

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,555,108	$5,146,427	$13,414,728

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Adminstration	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced Income Fund	$15,824	$—	$468	$—	$12,660	$—	$1,580	$68,049	$ 74	$3,185	$868	$—	$107,047
Government Income Fund	92,640	5,619	45,928	48,244	44,467	899	—	12,098	7,348	1,896	2,120	11,579	5,133
Inflation Protected Securities Fund	72,172	9,187	—	93,317	34,643	1,470	—	20,215	—	17,864	33,633	22,396	4,877

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued) For the Fiscal Year Ended March 31, 2025

	Short Duration Bond Fund	Short Duration Government Fund	Short-Term Conservative Income Fund

Investment Income:

Interest (net of foreign withholding taxes of $0, $0 and $31,122, respectively)	$54,658,331	$16,639,107	$95,903,688
Dividends — affiliated issuers	799,011	192,107	6,884,388
Dividends — unaffiliated issuers	450	—	—

Total investment income	55,457,792	16,831,214	102,788,076

Expenses:
Management fees	4,896,799	2,036,891	4,898,794
Transfer Agency fees(a)	473,592	230,732	994,774
Custody, accounting and administrative services	280,559	202,132	177,510
Distribution and Service (12b-1) fees(a)	155,420	182,816	104,333
Registration fees	138,618	108,885	165,225
Professional fees	109,180	84,372	138,686
Printing and mailing costs	67,466	57,464	81,384
Trustee fees	31,628	29,856	33,328
Prime broker fees	5,878	—	—
Service fees — Class C	4,706	7,857	—
Shareholder Administration fees — Service Class	—	37,757	—
Other	25,794	16,857	77,866

Total expenses	6,189,640	2,995,619	6,671,900

Less — expense reductions	(532,007)	(498,807)	(1,804,923)

Net expenses	5,657,633	2,496,812	4,866,977

NET INVESTMENT INCOME	49,800,159	14,334,402	97,921,099

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(2,681,605)	(744,833)	6,979,957
Purchased options	520,571	—	—
Futures contracts	2,405,364	1,047,211	—
Written options	(225,547)	(17,134)	—
Swap contracts	2,850,841	(1,781,429)	—
Forward foreign currency exchange contracts	874,243	—	—
Foreign currency transactions	(77,520)	—	—
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	23,870,420	9,538,442	(1,562,174)
Purchased options	(140,162)	—	—
Futures contracts	1,710,656	1,226,281	—
Written options	188,476	—	—
Swap contracts	(4,645,847)	(673,144)	—
Forward foreign currency exchange contracts	(464,192)	—	—
Foreign currency translation	(130,819)	—	—

Net realized and unrealized gain	24,054,879	8,595,394	5,417,783

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,855,038	$22,929,796	$103,338,882

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Short Duration Bond Fund	$136,940	$14,118	$—	$4,362	$65,731	$2,259	$57,367	$—	$43,652	$1,799	$1,047	$301,737
Short Duration Government Fund	121,489	23,570	37,757	—	58,315	3,771	84,256	6,041	30,286	3,973	—	44,090
Short-Term Conservative Income Fund	104,333	—	—	—	83,466	—	322,761	—	351,506	37,283	—	199,758

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued) For the Fiscal Year Ended March 31, 2025

U.S. Mortgages Fund

Investment Income:

Interest	$7,925,513
Dividends — affiliated issuers	72,396

Total investment income	7,997,909

Expenses:

Management fees	613,521
Custody, accounting and administrative services	125,157
Registration fees	96,472
Transfer Agency fees(a)	91,840
Professional fees	84,338
Printing and mailing costs	58,561
Trustee fees	29,185
Distribution and Service (12b-1) fees(a)	20,815
Other	12,105

Total expenses	1,131,994

Less — expense reductions	(275,092)

Net expenses	856,902

NET INVESTMENT INCOME	7,141,007

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(790,352)
Purchased options	(4,177)
Futures contracts	364,645
Written options	(6,459)
Swap contracts	(384,898)
Foreign currency transactions	13,644
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	3,325,669
Futures contracts	(47,032)
Swap contracts	(259,117)
Forward foreign currency exchange contracts	(24,251)
Foreign currency translation	(79)

Net realized and unrealized gain	2,187,593

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,328,600

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees	Transfer Agency Fees
Fund	Class A	Class A	Institutional	Separate Account Institutional	Investor	Class R6	Class P
U.S. Mortgages Fund	$20,815	$9,992	$16,965	$25,761	$34,628	$3,194	$1,300

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Enhanced Income Fund		Government Income Fund

	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$22,648,587	$19,970,768	$3,476,435	$3,843,207
Net realized loss	(1,274,376)	(6,037,559)	(3,000,779)	(14,772,791)
Net change in unrealized gain	7,180,897	18,233,565	4,670,771	10,328,688

Net increase (decrease) in net assets resulting from operations	28,555,108	32,166,774	5,146,427	(600,896)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(413,028)	(410,224)	(992,345)	(1,013,069)
Class C Shares	—	—	(14,442)	(12,155)
Administration Shares	(153,598)	(176,355)	—	—
Institutional Shares	(7,061,553)	(7,277,906)	(903,146)	(1,101,957)
Service Shares	(6,717)	(8,365)	(457,203)	(440,906)
Investor Shares	(107,828)	(212,723)	(46,224)	(540,896)
Class R6 Shares	(120,295)	(154,303)	(211,863)	(204,191)
Class R Shares	—	—	(234,260)	(208,378)
Class P Shares	(14,871,025)	(11,463,714)	(513,741)	(241,215)
Return of capital:
Class A Shares	—	(2,126)	—	—
Administration Shares	—	(914)	—	—
Institutional Shares	—	(37,707)	—	—
Service Shares	—	(43)	—	—
Investor Shares	—	(1,102)	—	—
Class R6 Shares	—	(799)	—	—
Class P Shares	—	(59,393)	—	—

Total distributions to shareholders	(22,734,044)	(19,805,674)	(3,373,224)	(3,762,767)

From share transactions:

Proceeds from sales of shares	206,446,032	144,082,050	32,991,689	38,365,122
Reinvestment of distributions	22,637,799	19,636,458	3,239,499	3,622,854
Cost of shares redeemed	(161,398,449)	(265,644,479)	(42,661,664)	(129,999,172)

Net increase (decrease) in net assets resulting from share transactions	67,685,382	(101,925,971)	(6,430,476)	(88,011,196)

TOTAL INCREASE (DECREASE)	73,506,446	(89,564,871)	(4,657,273)	(92,374,859)

Net assets:

Beginning of year	524,465,253	614,030,124	125,428,677	217,803,536

End of year	$597,971,699	$524,465,253	$120,771,404	$125,428,677

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Inflation Protected Securities Fund		Short Duration Bond Fund

	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$10,787,430	$11,612,913	$49,800,159	$45,222,080
Net realized gain (loss)	(1,613,166)	(42,163,119)	3,666,347	(37,727,825)
Net change in unrealized gain	4,240,464	29,620,512	20,388,532	54,556,899

Net increase (decrease) in net assets resulting from operations	13,414,728	(929,694)	73,855,038	62,051,154

Distributions to shareholders:

From distributable earnings:
Class A Shares	(1,139,491)	(1,483,347)	(2,077,968)	(1,438,521)
Class C Shares	(38,085)	(85,642)	(63,904)	(63,734)
Institutional Shares	(2,179,654)	(2,797,112)	(5,884,169)	(4,785,815)
Investor Shares	(614,844)	(1,102,194)	(1,471,215)	(1,793,693)
Class R6 Shares	(4,566,682)	(5,630,780)	(246,640)	(1,760,979)
Class R Shares	(698,225)	(659,600)	(30,809)	(670)
Class P Shares	(643,324)	(863,096)	(41,377,813)	(36,522,465)
Return of capital:
Class A Shares	—	(78,452)	—	—
Class C Shares	—	(4,530)	—	—
Institutional Shares	—	(147,936)	—	—
Investor Shares	—	(58,294)	—	—
Class R6 Shares	—	(297,805)	—	—
Class R Shares	—	(34,886)	—	—
Class P Shares	—	(45,648)	—	—

Total distributions to shareholders	(9,880,305)	(13,289,322)	(51,152,518)	(46,365,877)

From share transactions:

Proceeds from sales of shares	98,259,721	73,379,253	419,640,225	320,957,618
Reinvestment of distributions	8,764,502	12,034,843	50,741,970	46,004,487
Cost of shares redeemed	(143,517,060)	(192,705,116)	(456,575,304)	(599,029,889)

Net increase (decrease) in net assets resulting from share transactions	(36,492,837)	(107,291,020)	13,806,891	(232,067,784)

TOTAL INCREASE (DECREASE)	(32,958,414)	(121,510,036)	36,509,411	(216,382,507)

Net assets:

Beginning of year	246,167,784	367,677,820	1,234,904,286	1,451,286,793

End of year	$213,209,370	$246,167,784	$1,271,413,697	$1,234,904,286

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short Duration Government Fund		Short-Term Conservative Income Fund

	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$14,334,402	$15,195,367	$97,921,099	$105,732,321
Net realized gain (loss)	(1,496,185)	(2,929,364)	6,979,957	955,271
Net change in unrealized gain (loss)	10,091,579	(59,020)	(1,562,174)	9,319,898

Net increase in net assets resulting from operations	22,929,796	12,206,983	103,338,882	116,007,490

Distributions to shareholders:

From distributable earnings:
Class A Shares	(1,381,180)	(1,523,391)	(3,290,463)	(1,970,661)
Class C Shares	(76,839)	(111,142)	—	—
Administration Shares(a)	—	—	—	(1,183)
Preferred Shares(b)	—	—	—	(1,178)
Institutional Shares	(6,677,998)	(6,746,262)	(40,507,212)	(50,546,331)
Service Shares	(403,350)	(440,204)	—	—
Investor Shares	(779,744)	(967,428)	(14,386,362)	(13,192,691)
Class R6 Shares	(422,239)	(465,568)	(6,209,435)	(4,015,678)
Class P Shares	(4,674,927)	(5,135,551)	(33,337,226)	(36,065,618)

Total distributions to shareholders	(14,416,277)	(15,389,546)	(97,730,698)	(105,793,340)

From share transactions:

Proceeds from sales of shares	99,155,628	126,501,166	1,022,438,445	1,210,316,473
Reinvestment of distributions	13,015,249	13,970,147	96,643,867	102,969,697
Cost of shares redeemed	(161,771,631)	(196,932,889)	(1,063,335,773)	(1,463,311,006)

Net increase (decrease) in net assets resulting from share transactions	(49,600,754)	(56,461,576)	55,746,539	(150,024,836)

TOTAL INCREASE (DECREASE)	(41,087,235)	(59,644,139)	61,354,723	(139,810,686)

Net assets:

Beginning of year	478,825,943	538,470,082	1,967,929,590	2,107,740,276

End of year	$437,738,708	$478,825,943	$2,029,284,313	$1,967,929,590

(a)	At the close of business on January 12, 2024, Administration Shares of the Short-Term Conservative Income Fund were liquidated.
(b)	At the close of business on January 12, 2024, Preferred Shares of the Short-Term Conservative Income Fund were liquidated.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	U.S. Mortgages Fund

	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$7,141,007	$7,517,999
Net realized loss	(807,597)	(7,874,779)
Net change in unrealized gain	2,995,190	1,953,537

Net increase in net assets resulting from operations	9,328,600	1,596,757

Distributions to shareholders:

From distributable earnings:
Class A Shares	(319,229)	(530,022)
Institutional Shares	(1,794,048)	(2,050,572)
Separate Account Institutional Shares	(3,618,723)	(3,640,075)
Investor Shares	(1,196,081)	(995,493)
Class R6 Shares	(449,558)	(564,162)
Class P Shares	(179,160)	(262,453)
Return of capital:
Class A Shares	(2,301)	—
Institutional Shares	(12,931)	—
Separate Account Institutional Shares	(26,082)	—
Investor Shares	(8,621)	—
Class R6 Shares	(3,240)	—
Class P Shares	(1,291)	—

Total distributions to shareholders	(7,611,265)	(8,042,777)

From share transactions:

Proceeds from sales of shares	29,776,954	41,088,749
Reinvestment of distributions	6,970,304	7,408,891
Cost of shares redeemed	(55,805,149)	(83,720,968)

Net decrease in net assets resulting from share transactions	(19,057,891)	(35,223,328)

TOTAL DECREASE	(17,340,556)	(41,669,348)

Net assets:

Beginning of year	191,424,126	233,093,474

End of year	$174,083,570	$191,424,126

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.46	$9.25	$9.37	$9.56	$9.22

Net investment income(a)	0.37	0.31	0.15	0.04	0.10

Net realized and unrealized gain (loss)	0.10	0.21	(0.05)	(0.18)	0.34

Total from investment operations	0.47	0.52	0.10	(0.14)	0.44

Distributions to shareholders from net investment income	(0.37)	(0.31)	(0.16)	(0.05)	(0.10)

Distributions to shareholders from net realized gains	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	— (b)	(0.01)	—	—

Total distributions	(0.37)	(0.31)	(0.22)	(0.05)	(0.10)

Net asset value, end of year	$9.56	$9.46	$9.25	$9.37	$9.56

Total return(c)	5.20%	5.65%	1.14%	(1.48)%	4.82%

Net assets, end of year (in 000s)	$10,830	$11,649	$13,575	$25,272	$15,098

Ratio of net expenses to average net assets	0.58%	0.58%	0.58%	0.57%	0.58%

Ratio of total expenses to average net assets	0.60%	0.63%	0.60%	0.58%	0.61%

Ratio of net investment income to average net assets	3.90%	3.29%	1.67%	0.46%	1.04%

Portfolio turnover rate(d)	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Administration Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.47	$9.26	$9.38	$9.57	$9.23

Net investment income(a)	0.37	0.31	0.16	0.04	0.09

Net realized and unrealized gain (loss)	0.11	0.20	(0.06)	(0.18)	0.35

Total from investment operations	0.48	0.51	0.10	(0.14)	0.44

Distributions to shareholders from net investment income	(0.37)	(0.30)	(0.16)	(0.05)	(0.10)

Distributions to shareholders from net realized gains	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	— (b)	(0.01)	—	—

Total distributions	(0.37)	(0.30)	(0.22)	(0.05)	(0.10)

Net asset value, end of year	$9.58	$9.47	$9.26	$9.38	$9.57

Total return(c)	5.18%	5.62%	1.12%	(1.50)%	4.79%

Net assets, end of year (in 000s)	$3,098	$5,403	$4,992	$4,934	$16,333

Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.59%

Ratio of total expenses to average net assets	0.62%	0.65%	0.63%	0.60%	0.63%

Ratio of net investment income to average net assets	3.87%	3.28%	1.74%	0.39%	0.97%

Portfolio turnover rate(d)	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.44	$9.24	$9.36	$9.55	$9.21

Net investment income(a)	0.39	0.33	0.17	0.06	0.12

Net realized and unrealized gain (loss)	0.11	0.20	(0.05)	(0.16)	0.35

Total from investment operations	0.50	0.53	0.12	(0.10)	0.47

Distributions to shareholders from net investment income	(0.39)	(0.33)	(0.18)	(0.09)	(0.13)

Distributions to shareholders from net realized gains	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	— (b)	(0.01)	—	—

Total distributions	(0.39)	(0.33)	(0.24)	(0.09)	(0.13)

Net asset value, end of year	$9.55	$9.44	$9.24	$9.36	$9.55

Total return(c)	5.44%	5.78%	1.37%	(1.26)%	5.18%

Net assets, end of year (in 000s)	$172,687	$175,291	$242,734	$408,324	$299,844

Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.34%	0.34%

Ratio of total expenses to average net assets	0.37%	0.40%	0.37%	0.35%	0.38%

Ratio of net investment income to average net assets	4.14%	3.50%	1.83%	0.68%	1.25%

Portfolio turnover rate(d)	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund

	Service Shares

	Year Ended March 31,			Period Ended March 31, 2022(a)
	2025	2024	2023

Per Share Data

Net asset value, beginning of period	$9.45	$9.24	$9.35	$9.49

Net investment income(b)	0.34	0.28	0.18	0.01

Net realized and unrealized gain (loss)	0.11	0.21	(0.09)	(0.15)

Total from investment operations	0.45	0.49	0.09	(0.14)

Distributions to shareholders from net investment income	(0.35)	(0.28)	(0.15)	—	(c)

Distributions to shareholders from net realized gains	—	—	(0.05)	—

Distributions to shareholders from return of capital	—	— (d)	— (d)	—

Total distributions	(0.35)	(0.28)	(0.20)	—	(c)

Net asset value, end of period	$9.55	$9.45	$9.24	$9.35

Total return(e)	4.81%	5.37%	0.87%	(1.23)%

Net assets, end of period (in 000s)	$28	$284	$275	$28

Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.85	%(f)

Ratio of total expenses to average net assets	0.87%	0.90%	0.89%	0.85	%(f)

Ratio of net investment income to average net assets	3.58%	3.03%	1.98%	0.22	%(f)

Portfolio turnover rate(g)	43%	23%	25%	17%

(a)	Commenced operations on December 10, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Amount is less than ($0.005) per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.44	$9.23	$9.35	$9.54	$9.19

Net investment income(a)	0.38	0.31	0.17	0.06	0.11

Net realized and unrealized gain (loss)	0.11	0.22	(0.05)	(0.17)	0.36

Total from investment operations	0.49	0.53	0.12	(0.11)	0.47

Distributions to shareholders from net investment income	(0.39)	(0.32)	(0.18)	(0.08)	(0.12)

Distributions to shareholders from net realized gains	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	— (b)	(0.01)	—	—

Total distributions	(0.39)	(0.32)	(0.24)	(0.08)	(0.12)

Net asset value, end of year	$9.54	$9.44	$9.23	$9.35	$9.54

Total return(c)	5.25%	5.81%	1.29%	(1.34)%	5.10%

Net assets, end of year (in 000s)	$2,321	$3,499	$8,894	$11,980	$9,184

Ratio of net expenses to average net assets	0.43%	0.43%	0.43%	0.42%	0.42%

Ratio of total expenses to average net assets	0.45%	0.48%	0.46%	0.43%	0.46%

Ratio of net investment income to average net assets	4.04%	3.38%	1.86%	0.60%	1.20%

Portfolio turnover rate(d)	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.45	$9.24	$9.36	$9.55	$9.21

Net investment income(a)	0.39	0.33	0.17	0.06	0.13

Net realized and unrealized gain (loss)	0.11	0.21	(0.04)	(0.17)	0.34

Total from investment operations	0.50	0.54	0.13	(0.11)	0.47

Distributions to shareholders from net investment income	(0.40)	(0.33)	(0.19)	(0.08)	(0.13)

Distributions to shareholders from net realized gains	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	— (b)	(0.01)	—	—

Total distributions	(0.40)	(0.33)	(0.25)	(0.08)	(0.13)

Net asset value, end of year	$9.55	$9.45	$9.24	$9.36	$9.55

Total return(c)	5.34%	5.90%	1.38%	(1.25)%	5.19%

Net assets, end of year (in 000s)	$2,859	$2,912	$6,539	$14,426	$36,558

Ratio of net expenses to average net assets	0.34%	0.34%	0.34%	0.33%	0.33%

Ratio of total expenses to average net assets	0.36%	0.39%	0.36%	0.34%	0.37%

Ratio of net investment income to average net assets	4.14%	3.49%	1.87%	0.66%	1.34%

Portfolio turnover rate(d)	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.44	$9.24	$9.36	$9.55	$9.21

Net investment income(a)	0.40	0.33	0.18	0.07	0.12

Net realized and unrealized gain (loss)	0.11	0.20	(0.05)	(0.18)	0.35

Total from investment operations	0.51	0.53	0.13	(0.11)	0.47

Distributions to shareholders from net investment income	(0.40)	(0.33)	(0.19)	(0.08)	(0.13)

Distributions to shareholders from net realized gains	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	— (b)	(0.01)	—	—

Total distributions	(0.40)	(0.33)	(0.25)	(0.08)	(0.13)

Net asset value, end of year	$9.55	$9.44	$9.24	$9.36	$9.55

Total return(c)	5.45%	5.79%	1.38%	(1.25)%	5.19%

Net assets, end of year (in 000s)	$406,150	$325,427	$337,021	$593,178	$294,205

Ratio of net expenses to average net assets	0.34%	0.34%	0.34%	0.33%	0.33%

Ratio of total expenses to average net assets	0.36%	0.38%	0.37%	0.34%	0.37%

Ratio of net investment income to average net assets	4.15%	3.54%	1.97%	0.71%	1.23%

Portfolio turnover rate(d)	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Government Income Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.87	$13.11	$14.09	$15.14	$15.57

Net investment income(a)	0.36	0.32	0.20	0.05	0.07

Net realized and unrealized gain (loss)	0.18	(0.25)	(0.96)	(0.77)	(0.35)

Total from investment operations	0.54	0.07	(0.76)	(0.72)	(0.28)

Distributions to shareholders from net investment income	(0.35)	(0.31)	(0.22)	(0.12)	(0.15)

Distributions to shareholders from net realized gains	—	—	—	(0.21)	—

Total distributions	(0.35)	(0.31)	(0.22)	(0.33)	(0.15)

Net asset value, end of year	$13.06	$12.87	$13.11	$14.09	$15.14

Total return(b)	4.31%	0.56%	(5.38)%	(4.82)%	(1.73)%

Net assets, end of year (in 000s)	$35,241	$39,366	$45,870	$56,679	$74,473

Ratio of net expenses to average net assets	0.81%	0.82%	0.82%	0.83%	0.83%

Ratio of total expenses to average net assets	1.30%	1.25%	1.12%	1.09%	1.07%

Ratio of net investment income to average net assets	2.76%	2.46%	1.53%	0.35%	0.43%

Portfolio turnover rate(c)	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Government Income Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.87	$13.11	$14.09	$15.14	$15.57

Net investment income (loss)(a)	0.26	0.22	0.10	(0.06)	(0.05)

Net realized and unrealized gain (loss)	0.18	(0.25)	(0.96)	(0.77)	(0.34)

Total from investment operations	0.44	(0.03)	(0.86)	(0.83)	(0.39)

Distributions to shareholders from net investment income	(0.25)	(0.21)	(0.12)	(0.01)	(0.04)

Distributions to shareholders from net realized gains	—	—	—	(0.21)	—

Total distributions	(0.25)	(0.21)	(0.12)	(0.22)	(0.04)

Net asset value, end of year	$13.06	$12.87	$13.11	$14.09	$15.14

Total return(b)	3.53%	(0.18)%	(6.09)%	(5.52)%	(2.53)%

Net assets, end of year (in 000s)	$656	$731	$840	$1,532	$2,420

Ratio of net expenses to average net assets	1.56%	1.57%	1.57%	1.58%	1.58%

Ratio of total expenses to average net assets	2.05%	2.00%	1.87%	1.84%	1.81%

Ratio of net investment income (loss) to average net assets	2.01%	1.71%	0.73%	(0.41)%	(0.31)%

Portfolio turnover rate(c)	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Government Income Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.85	$13.09	$14.07	$15.12	$15.54

Net investment income(a)	0.40	0.35	0.23	0.10	0.12

Net realized and unrealized gain (loss)	0.19	(0.24)	(0.95)	(0.77)	(0.34)

Total from investment operations	0.59	0.11	(0.72)	(0.67)	(0.22)

Distributions to shareholders from net investment income	(0.39)	(0.35)	(0.26)	(0.17)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	(0.21)	—

Total distributions	(0.39)	(0.35)	(0.26)	(0.38)	(0.20)

Net asset value, end of year	$13.05	$12.85	$13.09	$14.07	$15.12

Total return(b)	4.63%	0.87%	(5.10)%	(4.47)%	(1.50)%

Net assets, end of year (in 000s)	$27,261	$33,354	$47,454	$110,854	$148,150

Ratio of net expenses to average net assets	0.50%	0.51%	0.51%	0.52%	0.52%

Ratio of total expenses to average net assets	0.97%	0.92%	0.78%	0.76%	0.73%

Ratio of net investment income to average net assets	3.07%	2.77%	1.71%	0.65%	0.74%

Portfolio turnover rate(c)	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Government Income Fund

	Service Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.84	$13.08	$14.05	$15.10	$15.52

Net investment income(a)	0.33	0.29	0.18	0.02	0.04

Net realized and unrealized gain (loss)	0.18	(0.25)	(0.96)	(0.77)	(0.34)

Total from investment operations	0.51	0.04	(0.78)	(0.75)	(0.30)

Distributions to shareholders from net investment income	(0.32)	(0.28)	(0.19)	(0.09)	(0.12)

Distributions to shareholders from net realized gains	—	—	—	(0.21)	—

Total distributions	(0.32)	(0.28)	(0.19)	(0.30)	(0.12)

Net asset value, end of year	$13.03	$12.84	$13.08	$14.05	$15.10

Total return(b)	4.03%	0.37%	(5.51)%	(5.02)%	(1.93)%

Net assets, end of year (in 000s)	$17,921	$18,858	$21,311	$27,085	$32,692

Ratio of net expenses to average net assets	1.00%	1.01%	1.01%	1.02%	1.02%

Ratio of total expenses to average net assets	1.47%	1.42%	1.29%	1.26%	1.23%

Ratio of net investment income to average net assets	2.57%	2.27%	1.34%	0.16%	0.25%

Portfolio turnover rate(c)	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Government Income Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.87	$13.11	$14.09	$15.13	$15.56

Net investment income(a)	0.39	0.33	0.24	0.10	0.11

Net realized and unrealized gain (loss)	0.18	(0.23)	(0.97)	(0.77)	(0.35)

Total from investment operations	0.57	0.10	(0.73)	(0.67)	(0.24)

Distributions to shareholders from net investment income	(0.38)	(0.34)	(0.25)	(0.16)	(0.19)

Distributions to shareholders from net realized gains	—	—	—	(0.21)	—

Total distributions	(0.38)	(0.34)	(0.25)	(0.37)	(0.19)

Net asset value, end of year	$13.06	$12.87	$13.11	$14.09	$15.13

Total return(b)	4.57%	0.81%	(5.14)%	(4.52)%	(1.55)%

Net assets, end of year (in 000s)	$1,038	$2,095	$77,074	$72,599	$6,459

Ratio of net expenses to average net assets	0.56%	0.56%	0.57%	0.58%	0.58%

Ratio of total expenses to average net assets	1.05%	0.91%	0.87%	0.85%	0.81%

Ratio of net investment income to average net assets	3.01%	2.56%	1.82%	0.67%	0.71%

Portfolio turnover rate(c)	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Government Income Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.85	$13.09	$14.07	$15.11	$15.54

Net investment income(a)	0.40	0.36	0.24	0.10	0.12

Net realized and unrealized gain (loss)	0.18	(0.25)	(0.96)	(0.76)	(0.35)

Total from investment operations	0.58	0.11	(0.72)	(0.66)	(0.23)

Distributions to shareholders from net investment income	(0.39)	(0.35)	(0.26)	(0.17)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	(0.21)	—

Total distributions	(0.39)	(0.35)	(0.26)	(0.38)	(0.20)

Net asset value, end of year	$13.04	$12.85	$13.09	$14.07	$15.11

Total return(b)	4.56%	0.88%	(5.09)%	(4.46)%	(1.49)%

Net assets, end of year (in 000s)	$7,109	$8,112	$7,199	$8,722	$10,019

Ratio of net expenses to average net assets	0.49%	0.50%	0.50%	0.51%	0.51%

Ratio of total expenses to average net assets	0.96%	0.92%	0.78%	0.75%	0.72%

Ratio of net investment income to average net assets	3.08%	2.79%	1.85%	0.67%	0.75%

Portfolio turnover rate(c)	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Government Income Fund

	Class R Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.86	$13.10	$14.08	$15.12	$15.55

Net investment income(a)	0.32	0.28	0.17	0.01	0.03

Net realized and unrealized gain (loss)	0.18	(0.24)	(0.96)	(0.75)	(0.35)

Total from investment operations	0.50	0.04	(0.79)	(0.74)	(0.32)

Distributions to shareholders from net investment income	(0.31)	(0.28)	(0.19)	(0.09)	(0.11)

Distributions to shareholders from net realized gains	—	—	—	(0.21)	—

Total distributions	(0.31)	(0.28)	(0.19)	(0.30)	(0.11)

Net asset value, end of year	$13.05	$12.86	$13.10	$14.08	$15.12

Total return(b)	3.97%	0.31%	(5.62)%	(5.00)%	(2.05)%

Net assets, end of year (in 000s)	$9,450	$9,954	$9,963	$10,753	$14,021

Ratio of net expenses to average net assets	1.06%	1.07%	1.07%	1.08%	1.08%

Ratio of total expenses to average net assets	1.55%	1.51%	1.37%	1.34%	1.32%

Ratio of net investment income to average net assets	2.51%	2.22%	1.29%	0.10%	0.19%

Portfolio turnover rate(c)	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Government Income Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.85	$13.09	$14.07	$15.11	$15.54

Net investment income(a)	0.40	0.36	0.25	0.10	0.12

Net realized and unrealized gain (loss)	0.18	(0.25)	(0.97)	(0.76)	(0.35)

Total from investment operations	0.58	0.11	(0.72)	(0.66)	(0.23)

Distributions to shareholders from net investment income	(0.39)	(0.35)	(0.26)	(0.17)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	(0.21)	—

Total distributions	(0.39)	(0.35)	(0.26)	(0.38)	(0.20)

Net asset value, end of year	$13.04	$12.85	$13.09	$14.07	$15.11

Total return(b)	4.56%	0.88%	(5.09)%	(4.46)%	(1.42)%

Net assets, end of year (in 000s)	$22,095	$12,960	$8,092	$9,106	$13,725

Ratio of net expenses to average net assets	0.49%	0.49%	0.50%	0.52%	0.51%

Ratio of total expenses to average net assets	0.96%	0.92%	0.78%	0.75%	0.72%

Ratio of net investment income to average net assets	3.08%	2.79%	1.86%	0.66%	0.75%

Portfolio turnover rate(c)	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.38	$9.82	$11.16	$11.35	$10.72

Net investment income(a)	0.41	0.35	0.54	0.57	0.10

Net realized and unrealized gain (loss)	0.11	(0.37)	(1.27)	(0.14)	0.62

Total from investment operations	0.52	(0.02)	(0.73)	0.43	0.72

Distributions to shareholders from net investment income	(0.37)	(0.40)	(0.58)	(0.52)	(0.09)

Distributions to shareholders from net realized gains	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	(0.02)	—	—	—

Total distributions	(0.37)	(0.42)	(0.61)	(0.62)	(0.09)

Net asset value, end of year	$9.53	$9.38	$9.82	$11.16	$11.35

Total return(b)	5.67%	(0.17)%	(6.36)%	3.65%	6.72%

Net assets, end of year (in 000s)	$28,472	$33,182	$43,635	$61,867	$69,090

Ratio of net expenses to average net assets	0.67%	0.68%	0.67%	0.67%	0.67%

Ratio of total expenses to average net assets	0.82%	0.79%	0.74%	0.71%	0.75%

Ratio of net investment income to average net assets	4.35%	3.64%	5.32%	4.89%	0.86%

Portfolio turnover rate(c)	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.15	$9.57	$10.89	$11.12	$10.54

Net investment income(a)	0.35	0.27	0.45	0.45	—(b)

Net realized and unrealized gain (loss)	0.08	(0.36)	(1.23)	(0.12)	0.63

Total from investment operations	0.43	(0.09)	(0.78)	0.33	0.63

Distributions to shareholders from net investment income	(0.29)	(0.31)	(0.51)	(0.46)	(0.05)

Distributions to shareholders from net realized gains	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	(0.02)	—	—	—

Total distributions	(0.29)	(0.33)	(0.54)	(0.56)	(0.05)

Net asset value, end of year	$9.29	$9.15	$9.57	$10.89	$11.12

Total return(c)	4.80%	(0.86)%	(7.12)%	2.91%	6.01%

Net assets, end of year (in 000s)	$842	$1,584	$3,498	$4,327	$2,374

Ratio of net expenses to average net assets	1.42%	1.43%	1.42%	1.42%	1.42%

Ratio of total expenses to average net assets	1.57%	1.54%	1.49%	1.46%	1.50%

Ratio of net investment income to average net assets	3.82%	2.94%	4.58%	4.00%	0.03%

Portfolio turnover rate(d)	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.53	$9.97	$11.31	$11.50	$10.86

Net investment income(a)	0.44	0.39	0.62	0.61	0.14

Net realized and unrealized gain (loss)	0.12	(0.38)	(1.32)	(0.14)	0.63

Total from investment operations	0.56	0.01	(0.70)	0.47	0.77

Distributions to shareholders from net investment income	(0.40)	(0.43)	(0.61)	(0.56)	(0.13)

Distributions to shareholders from net realized gains	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	(0.02)	—	—	—

Total distributions	(0.40)	(0.45)	(0.64)	(0.66)	(0.13)

Net asset value, end of year	$9.69	$9.53	$9.97	$11.31	$11.50

Total return(b)	6.04%	0.16%	(6.05)%	4.04%	7.06%

Net assets, end of year (in 000s)	$55,757	$45,678	$86,504	$170,776	$194,076

Ratio of net expenses to average net assets	0.34%	0.35%	0.34%	0.34%	0.34%

Ratio of total expenses to average net assets	0.49%	0.46%	0.41%	0.38%	0.41%

Ratio of net investment income to average net assets	4.57%	4.01%	6.06%	5.16%	1.18%

Portfolio turnover rate(c)	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.46	$9.89	$11.24	$11.43	$10.79

Net investment income(a)	0.44	0.38	0.61	0.60	0.14

Net realized and unrealized gain (loss)	0.10	(0.37)	(1.33)	(0.14)	0.62

Total from investment operations	0.54	0.01	(0.72)	0.46	0.76

Distributions to shareholders from net investment income	(0.39)	(0.42)	(0.60)	(0.55)	(0.12)

Distributions to shareholders from net realized gains	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	(0.02)	—	—	—

Total distributions	(0.39)	(0.44)	(0.63)	(0.65)	(0.12)

Net asset value, end of year	$9.61	$9.46	$9.89	$11.24	$11.43

Total return(b)	5.88%	0.17%	(6.17)%	3.90%	7.03%

Net assets, end of year (in 000s)	$13,658	$17,699	$43,039	$77,500	$74,650

Ratio of net expenses to average net assets	0.42%	0.43%	0.42%	0.42%	0.42%

Ratio of total expenses to average net assets	0.57%	0.54%	0.49%	0.46%	0.49%

Ratio of net investment income to average net assets	4.67%	4.00%	5.98%	5.16%	1.21%

Portfolio turnover rate(c)	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.52	$9.96	$11.30	$11.50	$10.85

Net investment income(a)	0.43	0.37	0.56	0.60	0.15

Net realized and unrealized gain (loss)	0.13	(0.36)	(1.26)	(0.14)	0.63

Total from investment operations	0.56	0.01	(0.70)	0.46	0.78

Distributions to shareholders from net investment income	(0.40)	(0.43)	(0.61)	(0.56)	(0.13)

Distributions to shareholders from net realized gains	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	(0.02)	—	—	—

Total distributions	(0.40)	(0.45)	(0.64)	(0.66)	(0.13)

Net asset value, end of year	$9.68	$9.52	$9.96	$11.30	$11.50

Total return(b)	6.06%	0.17%	(6.02)%	3.96%	7.17%

Net assets, end of year (in 000s)	$80,457	$115,887	$147,866	$150,116	$107,354

Ratio of net expenses to average net assets	0.33%	0.34%	0.33%	0.33%	0.33%

Ratio of total expenses to average net assets	0.48%	0.45%	0.40%	0.37%	0.40%

Ratio of net investment income to average net assets	4.47%	3.88%	5.50%	5.14%	1.27%

Portfolio turnover rate(c)	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Class R Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.32	$9.76	$11.09	$11.29	$10.67

Net investment income(a)	0.36	0.31	0.49	0.53	0.06

Net realized and unrealized gain (loss)	0.14	(0.36)	(1.24)	(0.13)	0.63

Total from investment operations	0.50	(0.05)	(0.75)	0.40	0.69

Distributions to shareholders from net investment income	(0.35)	(0.37)	(0.55)	(0.50)	(0.07)

Distributions to shareholders from net realized gains	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	(0.02)	—	—	—

Total distributions	(0.35)	(0.39)	(0.58)	(0.60)	(0.07)

Net asset value, end of year	$9.47	$9.32	$9.76	$11.09	$11.29

Total return(b)	5.47%	(0.41)%	(6.63)%	3.45%	6.43%

Net assets, end of year (in 000s)	$19,023	$15,553	$16,584	$18,525	$17,052

Ratio of net expenses to average net assets	0.92%	0.93%	0.92%	0.92%	0.92%

Ratio of total expenses to average net assets	1.07%	1.04%	0.99%	0.96%	1.00%

Ratio of net investment income to average net assets	3.89%	3.29%	4.88%	4.63%	0.54%

Portfolio turnover rate(c)	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.53	$9.96	$11.31	$11.50	$10.86

Net investment income(a)	0.44	0.39	0.58	0.60	0.16

Net realized and unrealized gain (loss)	0.12	(0.37)	(1.29)	(0.13)	0.61

Total from investment operations	0.56	0.02	(0.71)	0.47	0.77

Distributions to shareholders from net investment income	(0.40)	(0.43)	(0.61)	(0.56)	(0.13)

Distributions to shareholders from net realized gains	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	(0.02)	—	—	—

Total distributions	(0.40)	(0.45)	(0.64)	(0.66)	(0.13)

Net asset value, end of year	$9.69	$9.53	$9.96	$11.31	$11.50

Total return(b)	6.05%	0.27%	(6.11)%	4.05%	7.07%

Net assets, end of year (in 000s)	$15,000	$16,584	$26,552	$35,167	$49,767

Ratio of net expenses to average net assets	0.33%	0.34%	0.33%	0.33%	0.33%

Ratio of total expenses to average net assets	0.48%	0.45%	0.40%	0.37%	0.40%

Ratio of net investment income to average net assets	4.59%	4.01%	5.69%	5.15%	1.36%

Portfolio turnover rate(c)	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.57	$9.44	$9.72	$10.15	$9.68

Net investment income(a)	0.36	0.28	0.20	0.06	0.12

Net realized and unrealized gain (loss)	0.19	0.14	(0.26)	(0.38)	0.53

Total from investment operations	0.55	0.42	(0.06)	(0.32)	0.65

Distributions to shareholders from net investment income	(0.37)	(0.29)	(0.13)	(0.07)	(0.17)

Distributions to shareholders from net realized gains	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	(0.09)	(0.03)	(0.01)

Total distributions	(0.37)	(0.29)	(0.22)	(0.11)	(0.18)

Net asset value, end of year	$9.75	$9.57	$9.44	$9.72	$10.15

Total return(c)	5.81%	4.55%	(0.63)%	(3.24)%	6.64%

Net assets, end of year (in 000s)	$63,790	$47,737	$48,018	$64,658	$82,370

Ratio of net expenses to average net assets	0.75%	0.75%	0.74%	0.73%	0.75%

Ratio of total expenses to average net assets	0.81%	0.81%	0.80%	0.78%	0.80%

Ratio of net investment income to average net assets	3.69%	3.01%	2.10%	0.59%	1.21%

Portfolio turnover rate(d)	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.57	$9.44	$9.72	$10.15	$9.68

Net investment income(a)	0.32	0.25	0.16	0.02	0.09

Net realized and unrealized gain (loss)	0.18	0.14	(0.26)	(0.38)	0.52

Total from investment operations	0.50	0.39	(0.10)	(0.36)	0.61

Distributions to shareholders from net investment income	(0.33)	(0.26)	(0.10)	(0.04)	(0.13)

Distributions to shareholders from net realized gains	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	(0.08)	(0.02)	(0.01)

Total distributions	(0.33)	(0.26)	(0.18)	(0.07)	(0.14)

Net asset value, end of year	$9.74	$9.57	$9.44	$9.72	$10.15

Total return(c)	5.39%	4.03%	(1.02)%	(3.63)%	6.22%

Net assets, end of year (in 000s)	$1,828	$1,922	$2,810	$2,895	$2,556

Ratio of net expenses to average net assets	1.15%	1.15%	1.14%	1.12%	1.15%

Ratio of total expenses to average net assets	1.56%	1.56%	1.55%	1.53%	1.55%

Ratio of net investment income to average net assets	3.29%	2.60%	1.72%	0.21%	0.88%

Portfolio turnover rate(d)	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.59	$9.46	$9.74	$10.17	$9.70

Net investment income(a)	0.39	0.31	0.23	0.09	0.16

Net realized and unrealized gain (loss)	0.18	0.14	(0.26)	(0.38)	0.53

Total from investment operations	0.57	0.45	(0.03)	(0.29)	0.69

Distributions to shareholders from net investment income	(0.40)	(0.32)	(0.15)	(0.09)	(0.21)

Distributions to shareholders from net realized gains	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	(0.10)	(0.04)	(0.01)

Total distributions	(0.40)	(0.32)	(0.25)	(0.14)	(0.22)

Net asset value, end of year	$9.76	$9.59	$9.46	$9.74	$10.17

Total return(c)	6.14%	4.76%	(0.31)%	(2.92)%	6.99%

Net assets, end of year (in 000s)	$154,771	$131,635	$150,768	$172,910	$276,641

Ratio of net expenses to average net assets	0.44%	0.44%	0.43%	0.41%	0.42%

Ratio of total expenses to average net assets	0.48%	0.48%	0.47%	0.45%	0.47%

Ratio of net investment income to average net assets	3.99%	3.32%	2.46%	0.89%	1.58%

Portfolio turnover rate(d)	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.58	$9.46	$9.74	$10.16	$9.70

Net investment income(a)	0.38	0.31	0.24	0.09	0.15

Net realized and unrealized gain (loss)	0.19	0.13	(0.28)	(0.37)	0.52

Total from investment operations	0.57	0.44	(0.04)	(0.28)	0.67

Distributions to shareholders from net investment income	(0.39)	(0.32)	(0.14)	(0.09)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	(0.10)	(0.04)	(0.01)

Total distributions	(0.39)	(0.32)	(0.24)	(0.14)	(0.21)

Net asset value, end of year	$9.76	$9.58	$9.46	$9.74	$10.16

Total return(c)	6.07%	4.70%	(0.37)%	(2.89)%	6.90%

Net assets, end of year (in 000s)	$34,049	$40,149	$64,060	$23,825	$25,579

Ratio of net expenses to average net assets	0.50%	0.50%	0.49%	0.47%	0.50%

Ratio of total expenses to average net assets	0.56%	0.56%	0.55%	0.53%	0.55%

Ratio of net investment income to average net assets	3.94%	3.25%	2.50%	0.85%	1.46%

Portfolio turnover rate(d)	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.58	$9.45	$9.73	$10.16	$9.69

Net investment income(a)	0.39	0.30	0.23	0.11	0.16

Net realized and unrealized gain (loss)	0.19	0.15	(0.26)	(0.40)	0.53

Total from investment operations	0.58	0.45	(0.03)	(0.29)	0.69

Distributions to shareholders from net investment income	(0.40)	(0.32)	(0.15)	(0.09)	(0.21)

Distributions to shareholders from net realized gains	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	(0.10)	(0.04)	(0.01)

Total distributions	(0.40)	(0.32)	(0.25)	(0.14)	(0.22)

Net asset value, end of year	$9.76	$9.58	$9.45	$9.73	$10.16

Total return(c)	6.15%	4.88%	(0.31)%	(2.92)%	7.00%

Net assets, end of year (in 000s)	$5,782	$6,065	$81,479	$56,824	$7,944

Ratio of net expenses to average net assets	0.43%	0.43%	0.42%	0.40%	0.41%

Ratio of total expenses to average net assets	0.47%	0.47%	0.46%	0.44%	0.46%

Ratio of net investment income to average net assets	4.00%	3.24%	2.47%	1.07%	1.57%

Portfolio turnover rate(d)	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Class R Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.59	$9.46	$9.74	$10.16	$9.70

Net investment income(a)	0.33	0.26	0.17	0.04	0.11

Net realized and unrealized gain (loss)	0.19	0.14	(0.26)	(0.38)	0.51

Total from investment operations	0.52	0.40	(0.09)	(0.34)	0.62

Distributions to shareholders from net investment income	(0.34)	(0.27)	(0.11)	(0.05)	(0.15)

Distributions to shareholders from net realized gains	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	(0.08)	(0.02)	(0.01)

Total distributions	(0.34)	(0.27)	(0.19)	(0.08)	(0.16)

Net asset value, end of year	$9.77	$9.59	$9.46	$9.74	$10.16

Total return(c)	5.54%	4.30%	(0.87)%	(3.38)%	6.37%

Net assets, end of year (in 000s)	$30	$25	$30	$161	$184

Ratio of net expenses to average net assets	1.01%	1.00%	0.99%	0.97%	0.99%

Ratio of total expenses to average net assets	1.06%	1.05%	1.05%	1.03%	1.05%

Ratio of net investment income to average net assets	3.41%	2.77%	1.82%	0.38%	1.03%

Portfolio turnover rate(d)	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.58	$9.45	$9.74	$10.16	$9.70

Net investment income(a)	0.39	0.32	0.22	0.09	0.16

Net realized and unrealized gain (loss)	0.19	0.13	(0.26)	(0.37)	0.52

Total from investment operations	0.58	0.45	(0.04)	(0.28)	0.68

Distributions to shareholders from net investment income	(0.40)	(0.32)	(0.15)	(0.09)	(0.21)

Distributions to shareholders from net realized gains	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	(0.10)	(0.04)	(0.01)

Total distributions	(0.40)	(0.32)	(0.25)	(0.14)	(0.22)

Net asset value, end of year	$9.76	$9.58	$9.45	$9.74	$10.16

Total return(c)	6.15%	4.77%	(0.30)%	(2.82)%	7.00%

Net assets, end of year (in 000s)	$1,011,164	$1,007,371	$1,104,122	$2,148,459	$2,080,421

Ratio of net expenses to average net assets	0.43%	0.43%	0.42%	0.40%	0.41%

Ratio of total expenses to average net assets	0.47%	0.47%	0.46%	0.44%	0.46%

Ratio of net investment income to average net assets	4.01%	3.33%	2.37%	0.94%	1.61%

Portfolio turnover rate(d)	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.20	$9.26	$9.52	$10.00	$9.97

Net investment income (loss)(a)	0.26	0.25	0.14	(0.04)	0.01

Net realized and unrealized gain (loss)	0.18	(0.05)	(0.25)	(0.41)	0.11

Total from investment operations	0.44	0.20	(0.11)	(0.45)	0.12

Distributions to shareholders from net investment income	(0.26)	(0.26)	(0.15)	(0.03)	(0.09)

Net asset value, end of year	$9.38	$9.20	$9.26	$9.52	$10.00

Total return(b)	4.77%	2.26%	(1.22)%	(4.39)%	1.17%

Net assets, end of year (in 000s)	$49,316	$51,300	$60,857	$70,980	$105,604

Ratio of net expenses to average net assets	0.81%	0.81%	0.81%	0.81%	0.79%

Ratio of total expenses to average net assets	0.92%	0.92%	0.90%	0.88%	0.87%

Ratio of net investment income (loss) to average net assets	2.82%	2.74%	1.48%	(0.39)%	0.13%

Portfolio turnover rate(c)	913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.13	$9.18	$9.45	$9.93	$9.90

Net investment income (loss)(a)	0.22	0.21	0.10	(0.08)	(0.02)

Net realized and unrealized gain (loss)	0.17	(0.04)	(0.26)	(0.39)	0.10

Total from investment operations	0.39	0.17	(0.16)	(0.47)	0.08

Distributions to shareholders from net investment income	(0.22)	(0.22)	(0.11)	(0.01)	(0.05)

Net asset value, end of year	$9.30	$9.13	$9.18	$9.45	$9.93

Total return(b)	4.37%	1.85%	(1.64)%	(4.77)%	0.77%

Net assets, end of year (in 000s)	$2,573	$3,783	$6,088	$8,916	$13,685

Ratio of net expenses to average net assets	1.21%	1.21%	1.21%	1.21%	1.19%

Ratio of total expenses to average net assets	1.67%	1.67%	1.65%	1.63%	1.62%

Ratio of net investment income (loss) to average net assets	2.43%	2.33%	1.06%	(0.78)%	(0.25)%

Portfolio turnover rate(c)	913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.17	$9.23	$9.49	$9.97	$9.93

Net investment income (loss)(a)	0.29	0.28	0.17	(0.01)	0.04

Net realized and unrealized gain (loss)	0.17	(0.06)	(0.25)	(0.41)	0.12

Total from investment operations	0.46	0.22	(0.08)	(0.42)	0.16

Distributions to shareholders from net investment income	(0.29)	(0.28)	(0.18)	(0.06)	(0.12)

Net asset value, end of year	$9.34	$9.17	$9.23	$9.49	$9.97

Total return(b)	5.13%	2.48%	(0.80)%	(4.09)%	1.51%

Net assets, end of year (in 000s)	$193,174	$215,245	$225,558	$305,174	$510,541

Ratio of net expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.46%

Ratio of total expenses to average net assets	0.59%	0.59%	0.57%	0.55%	0.54%

Ratio of net investment income (loss) to average net assets	3.15%	3.07%	1.79%	(0.06)%	0.44%

Portfolio turnover rate(c)	913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Service Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.16	$9.22	$9.48	$9.95	$9.92

Net investment income (loss)(a)	0.25	0.23	0.13	(0.05)	—(b)

Net realized and unrealized gain (loss)	0.17	(0.05)	(0.25)	(0.40)	0.10

Total from investment operations	0.42	0.18	(0.12)	(0.45)	0.10

Distributions to shareholders from net investment income	(0.25)	(0.24)	(0.14)	(0.02)	(0.07)

Net asset value, end of year	$9.33	$9.16	$9.22	$9.48	$9.95

Total return(c)	4.61%	2.08%	(1.40)%	(4.56)%	1.00%

Net assets, end of year (in 000s)	$14,822	$15,314	$18,289	$17,521	$20,016

Ratio of net expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.96%

Ratio of total expenses to average net assets	1.09%	1.09%	1.07%	1.05%	1.04%

Ratio of net investment income (loss) to average net assets	2.65%	2.57%	1.36%	(0.53)%	(0.03)%

Portfolio turnover rate(d)	913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.21	$9.27	$9.53	$10.01	$9.98

Net investment income (loss)(a)	0.29	0.27	0.17	(0.01)	0.04

Net realized and unrealized gain (loss)	0.18	(0.05)	(0.25)	(0.41)	0.10

Total from investment operations	0.47	0.22	(0.08)	(0.42)	0.14

Distributions to shareholders from net investment income	(0.29)	(0.28)	(0.18)	(0.06)	(0.11)

Net asset value, end of year	$9.39	$9.21	$9.27	$9.53	$10.01

Total return(b)	5.03%	2.51%	(0.97)%	(4.15)%	1.53%

Net assets, end of year (in 000s)	$16,530	$28,339	$35,606	$27,635	$38,958

Ratio of net expenses to average net assets	0.56%	0.56%	0.56%	0.56%	0.54%

Ratio of total expenses to average net assets	0.67%	0.67%	0.65%	0.63%	0.62%

Ratio of net investment income (loss) to average net assets	3.07%	2.98%	1.83%	(0.13)%	0.40%

Portfolio turnover rate(c)	913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.17	$9.23	$9.49	$9.97	$9.94

Net investment income(a)	0.29	0.28	0.17	— (b)	0.05

Net realized and unrealized gain (loss)	0.18	(0.05)	(0.25)	(0.41)	0.10

Total from investment operations	0.47	0.23	(0.08)	(0.41)	0.15

Distributions to shareholders from net investment income	(0.29)	(0.29)	(0.18)	(0.07)	(0.12)

Net asset value, end of year	$9.35	$9.17	$9.23	$9.49	$9.97

Total return(c)	5.14%	2.60%	(0.89)%	(3.98)%	1.52%

Net assets, end of year (in 000s)	$12,005	$15,608	$13,995	$13,385	$16,029

Ratio of net expenses to average net assets	0.47%	0.47%	0.47%	0.47%	0.45%

Ratio of total expenses to average net assets	0.58%	0.58%	0.56%	0.54%	0.53%

Ratio of net investment income (loss) to average net assets	3.17%	3.09%	1.86%	(0.02)%	0.48%

Portfolio turnover rate(d)	913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.17	$9.22	$9.49	$9.96	$9.93

Net investment income(a)	0.29	0.28	0.17	— (b)	0.05

Net realized and unrealized gain (loss)	0.17	(0.04)	(0.26)	(0.40)	0.10

Total from investment operations	0.46	0.24	(0.09)	(0.40)	0.15

Distributions to shareholders from net investment income	(0.29)	(0.29)	(0.18)	(0.07)	(0.12)

Net asset value, end of year	$9.34	$9.17	$9.22	$9.49	$9.96

Total return(c)	5.14%	2.60%	(0.89)%	(4.08)%	1.52%

Net assets, end of year (in 000s)	$149,319	$149,238	$178,078	$246,221	$337,747

Ratio of net expenses to average net assets	0.47%	0.47%	0.47%	0.47%	0.45%

Ratio of total expenses to average net assets	0.58%	0.58%	0.56%	0.54%	0.53%

Ratio of net investment income (loss) to average net assets	3.16%	3.08%	1.83%	(0.03)%	0.49%

Portfolio turnover rate(d)	913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short-Term Conservative Income Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$10.07	$10.02	$10.01	$10.07		$9.88

Net investment income(a)	0.48	0.51	0.23	—	(b)	0.04

Net realized and unrealized gain (loss)	0.03	0.05	0.02	(0.05)		0.20

Total from investment operations	0.51	0.56	0.25	(0.05)		0.24

Distributions to shareholders from net investment income	(0.48)	(0.51)	(0.24)	(0.01)		(0.05)

Net asset value, end of year	$10.10	$10.07	$10.02	$10.01		$10.07

Total return(c)	5.19%	5.68%	2.57%	(0.54)%		2.42%

Net assets, end of year (in 000s)	$89,054	$50,595	$33,870	$50,104		$122,562

Ratio of net expenses to average net assets	0.46%	0.47%	0.47%	0.44%		0.45%

Ratio of total expenses to average net assets	0.55%	0.56%	0.55%	0.54%		0.54%

Ratio of net investment income to average net assets	4.74%	5.06%	2.31%	—	%(d)	0.38%

Portfolio turnover rate(e)	117%	180%	86%	102%		79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Amount is less than 0.005% per share.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short-Term Conservative Income Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.08	$10.03	$10.01	$10.07	$9.88

Net investment income(a)	0.51	0.53	0.24	0.02	0.06

Net realized and unrealized gain (loss)	0.03	0.05	0.05	(0.05)	0.20

Total from investment operations	0.54	0.58	0.29	(0.03)	0.26

Distributions to shareholders from net investment income	(0.51)	(0.53)	(0.27)	(0.03)	(0.07)

Net asset value, end of year	$10.11	$10.08	$10.03	$10.01	$10.07

Total return(b)	5.43%	5.92%	2.90%	(0.32)%	2.66%

Net assets, end of year (in 000s)	$767,057	$927,495	$950,889	$1,954,768	$2,598,107

Ratio of net expenses to average net assets	0.23%	0.24%	0.24%	0.22%	0.22%

Ratio of total expenses to average net assets	0.32%	0.33%	0.32%	0.31%	0.31%

Ratio of net investment income to average net assets	5.03%	5.27%	2.39%	0.22%	0.63%

Portfolio turnover rate(c)	117%	180%	86%	102%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short-Term Conservative Income Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.08	$10.02	$10.01	$10.07	$9.88

Net investment income(a)	0.50	0.52	0.29	0.01	0.06

Net realized and unrealized gain (loss)	0.03	0.06	(0.02)	(0.05)	0.19

Total from investment operations	0.53	0.58	0.27	(0.04)	0.25

Distributions to shareholders from net investment income	(0.50)	(0.52)	(0.26)	(0.02)	(0.06)

Net asset value, end of year	$10.11	$10.08	$10.02	$10.01	$10.07

Total return(b)	5.24%	5.94%	2.72%	(0.40)%	2.57%

Net assets, end of year (in 000s)	$332,776	$247,017	$248,024	$112,830	$94,682

Ratio of net expenses to average net assets	0.31%	0.32%	0.32%	0.30%	0.30%

Ratio of total expenses to average net assets	0.40%	0.41%	0.40%	0.39%	0.39%

Ratio of net investment income to average net assets	4.92%	5.20%	2.89%	0.15%	0.60%

Portfolio turnover rate(c)	117%	180%	86%	102%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short-Term Conservative Income Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.08	$10.02	$10.01	$10.08	$9.89

Net investment income(a)	0.51	0.53	0.22	0.02	0.07

Net realized and unrealized gain (loss)	0.03	0.06	0.06	(0.06)	0.19

Total from investment operations	0.54	0.59	0.28	(0.04)	0.26

Distributions to shareholders from net investment income	(0.51)	(0.53)	(0.27)	(0.03)	(0.07)

Net asset value, end of year	$10.11	$10.08	$10.02	$10.01	$10.08

Total return(b)	5.34%	6.03%	2.81%	(0.41)%	2.66%

Net assets, end of year (in 000s)	$110,806	$93,343	$72,414	$180,045	$313,236

Ratio of net expenses to average net assets	0.22%	0.23%	0.23%	0.21%	0.21%

Ratio of total expenses to average net assets	0.31%	0.32%	0.31%	0.30%	0.30%

Ratio of net investment income to average net assets	5.01%	5.29%	2.22%	0.24%	0.70%

Portfolio turnover rate(c)	117%	180%	86%	102%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short-Term Conservative Income Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.07	$10.02	$10.00	$10.07	$9.87

Net investment income(a)	0.51	0.53	0.24	0.02	0.07

Net realized and unrealized gain (loss)	0.03	0.05	0.05	(0.06)	0.20

Total from investment operations	0.54	0.58	0.29	(0.04)	0.27

Distributions to shareholders from net investment income	(0.51)	(0.53)	(0.27)	(0.03)	(0.07)

Net asset value, end of year	$10.10	$10.07	$10.02	$10.00	$10.07

Total return(b)	5.44%	5.93%	2.91%	(0.41)%	2.77%

Net assets, end of year (in 000s)	$729,591	$649,480	$802,487	$1,716,714	$3,136,259

Ratio of net expenses to average net assets	0.22%	0.23%	0.23%	0.21%	0.21%

Ratio of total expenses to average net assets	0.31%	0.32%	0.31%	0.30%	0.30%

Ratio of net investment income to average net assets	5.02%	5.28%	2.40%	0.23%	0.65%

Portfolio turnover rate(c)	117%	180%	86%	102%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.84	$9.06	$9.87	$10.56	$10.55

Net investment income (loss)(a)	0.32	0.30	0.20	(0.01)	0.12

Net realized and unrealized gain (loss)	0.12	(0.20)	(0.77)	(0.57)	0.16

Total from investment operations	0.44	0.10	(0.57)	(0.58)	0.28

Distributions to shareholders from net investment income	(0.35)	(0.32)	(0.24)	(0.10)	(0.27)

Distributions to shareholders from return of capital	— (b)	—	—	(0.01)	—

Total distributions	(0.35)	(0.32)	(0.24)	(0.11)	(0.27)

Net asset value, end of year	$8.93	$8.84	$9.06	$9.87	$10.56

Total return(c)	5.05%	1.15%	(5.73)%	(5.48)%	2.54%

Net assets, end of year (in 000s)	$5,754	$14,053	$19,159	$30,488	$38,327

Ratio of net expenses to average net assets	0.78%	0.79%	0.78%	0.77%	0.78%

Ratio of total expenses to average net assets	0.93%	0.91%	0.88%	0.84%	0.81%

Ratio of net investment income (loss) to average net assets	3.66%	3.35%	2.12%	(0.08)%	1.08%

Portfolio turnover rate(d)	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.87	$9.08	$9.89	$10.58	$10.58

Net investment income(a)	0.35	0.32	0.24	0.02	0.16

Net realized and unrealized gain (loss)	0.12	(0.18)	(0.78)	(0.57)	0.14

Total from investment operations	0.47	0.14	(0.54)	(0.55)	0.30

Distributions to shareholders from net investment income	(0.38)	(0.35)	(0.27)	(0.13)	(0.30)

Distributions to shareholders from return of capital	— (b)	—	—	(0.01)	—

Total distributions	(0.38)	(0.35)	(0.27)	(0.14)	(0.30)

Net asset value, end of year	$8.96	$8.87	$9.08	$9.89	$10.58

Total return(c)	5.51%	1.49%	(5.40)%	(5.24)%	2.88%

Net assets, end of year (in 000s)	$47,481	$41,265	$65,787	$66,445	$89,598

Ratio of net expenses to average net assets	0.45%	0.46%	0.45%	0.44%	0.45%

Ratio of total expenses to average net assets	0.61%	0.58%	0.55%	0.51%	0.48%

Ratio of net investment income to average net assets	3.97%	3.66%	2.56%	0.16%	1.48%

Portfolio turnover rate(d)	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Separate Account Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.84	$9.06	$9.87	$10.56	$10.55

Net investment income(a)	0.35	0.32	0.23	0.03	0.15

Net realized and unrealized gain (loss)	0.12	(0.19)	(0.77)	(0.58)	0.17

Total from investment operations	0.47	0.13	(0.54)	(0.55)	0.32

Distributions to shareholders from net investment income	(0.38)	(0.35)	(0.27)	(0.13)	(0.31)

Distributions to shareholders from return of capital	— (b)	—	—	(0.01)	—

Total distributions	(0.38)	(0.35)	(0.27)	(0.14)	(0.31)

Net asset value, end of year	$8.93	$8.84	$9.06	$9.87	$10.56

Total return(c)	5.41%	1.49%	(5.41)%	(5.25)%	2.99%

Net assets, end of year (in 000s)	$77,118	$91,446	$97,749	$115,063	$150,887

Ratio of net expenses to average net assets	0.44%	0.45%	0.44%	0.43%	0.44%

Ratio of total expenses to average net assets	0.59%	0.57%	0.54%	0.50%	0.47%

Ratio of net investment income to average net assets	3.99%	3.69%	2.54%	0.25%	1.44%

Portfolio turnover rate(d)	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.86	$9.08	$9.89	$10.58	$10.58

Net investment income(a)	0.35	0.32	0.23	0.01	0.16

Net realized and unrealized gain (loss)	0.11	(0.20)	(0.77)	(0.57)	0.14

Total from investment operations	0.46	0.12	(0.54)	(0.56)	0.30

Distributions to shareholders from net investment income	(0.37)	(0.34)	(0.27)	(0.12)	(0.30)

Distributions to shareholders from return of capital	— (b)	—	—	(0.01)	—

Total distributions	(0.37)	(0.34)	(0.27)	(0.13)	(0.30)

Net asset value, end of year	$8.95	$8.86	$9.08	$9.89	$10.58

Total return(c)	5.31%	1.52%	(5.58)%	(5.32)%	2.79%

Net assets, end of year (in 000s)	$30,810	$26,297	$25,775	$30,695	$57,023

Ratio of net expenses to average net assets	0.53%	0.54%	0.53%	0.52%	0.53%

Ratio of total expenses to average net assets	0.69%	0.66%	0.63%	0.59%	0.57%

Ratio of net investment income to average net assets	3.89%	3.60%	2.45%	0.10%	1.47%

Portfolio turnover rate(d)	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.86	$9.08	$9.89	$10.58	$10.58

Net investment income(a)	0.35	0.33	0.24	0.05	0.17

Net realized and unrealized gain (loss)	0.12	(0.20)	(0.78)	(0.60)	0.14

Total from investment operations	0.47	0.13	(0.54)	(0.55)	0.31

Distributions to shareholders from net investment income	(0.38)	(0.35)	(0.27)	(0.13)	(0.31)

Distributions to shareholders from return of capital	— (b)	—	—	(0.01)	—

Total distributions	(0.38)	(0.35)	(0.27)	(0.14)	(0.31)

Net asset value, end of year	$8.95	$8.86	$9.08	$9.89	$10.58

Total return(c)	5.40%	1.50%	(5.39)%	(5.23)%	2.89%

Net assets, end of year (in 000s)	$10,236	$11,969	$17,665	$19,337	$8,245

Ratio of net expenses to average net assets	0.44%	0.45%	0.44%	0.43%	0.44%

Ratio of total expenses to average net assets	0.59%	0.57%	0.54%	0.50%	0.49%

Ratio of net investment income to average net assets	3.99%	3.68%	2.56%	0.47%	1.55%

Portfolio turnover rate(d)	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.86	$9.07	$9.89	$10.58	$10.58

Net investment income(a)	0.36	0.33	0.25	0.02	0.14

Net realized and unrealized gain (loss)	0.11	(0.19)	(0.80)	(0.57)	0.17

Total from investment operations	0.47	0.14	(0.55)	(0.55)	0.31

Distributions to shareholders from net investment income	(0.38)	(0.35)	(0.27)	(0.13)	(0.31)

Distributions to shareholders from return of capital	— (b)	—	—	(0.01)	—

Total distributions	(0.38)	(0.35)	(0.27)	(0.14)	(0.31)

Net asset value, end of year	$8.95	$8.86	$9.07	$9.89	$10.58

Total return(c)	5.40%	1.61%	(5.50)%	(5.23)%	2.89%

Net assets, end of year (in 000s)	$2,686	$6,394	$6,959	$4,471	$12,382

Ratio of net expenses to average net assets	0.44%	0.45%	0.44%	0.43%	0.44%

Ratio of total expenses to average net assets	0.59%	0.57%	0.55%	0.50%	0.46%

Ratio of net investment income to average net assets	4.02%	3.69%	2.78%	0.17%	1.30%

Portfolio turnover rate(d)	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements March 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Enhanced Income Fund	A, Administration, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Government Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Inflation Protected Securities Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Short Duration Bond Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Short Duration Government Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Short-Term Conservative Income Fund	A, Institutional, Investor, R6 and P	Diversified

Goldman Sachs U.S. Mortgages Fund	A, Institutional, Separate Account Institutional, Investor, R6 and P	Diversified

Class A Shares of the Government Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government and U.S. Mortgages Funds are sold with a front-end sales charge of up to 3.75%, 3.75%, 1.50%, 1.50% and 3.75%, respectively. Class C Shares are generally sold with a contingent deferred sales charge (“CDSC”) of 1.00% (0.65% for Short Duration Bond and Short Duration Government Funds), which is imposed on redemptions made within 12 months of purchase. Class A Shares of the Enhanced Income and Short-Term Conservative Income Funds are not subject to a sales charge. Similarly, Administration, Institutional, Service, Separate Account Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Enhanced Income Fund	Daily/Monthly	Annually

Government Income Fund	Daily/Monthly	Annually

Inflation Protected Securities Fund	Quarterly/Quarterly	Annually

Short Duration Bond Fund	Daily/Monthly	Annually

Short Duration Government Fund	Daily/Monthly	Annually

Short-Term Conservative Income Fund	Daily/Monthly	Annually

U.S. Mortgages Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign

115

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the

117

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vi. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the ;underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

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Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2025:

ENHANCED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$300,321,614	$—

Asset-Backed Securities	—	91,470,183	—

Mortgage-Backed Obligations	—	30,308,450	—

U.S. Treasury Obligations	11,280,068	—	—

Sovereign Debt Obligations	—	2,277,196	—

Municipal Debt Obligations	—	1,332,699	—

Investment Company	35,629,321	—	—

Short-term Investments	—	116,682,451	—

Total	$46,909,389	$542,392,593	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$76,442	$—

Futures Contracts	244,147	—	—

Interest Rate Swap Contracts	—	763,314	—

Total	$244,147	$839,756	$—

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ENHANCED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(205,131)	$—

Interest Rate Swap Contracts	—	(1,470,711)	—

Total	$—	$(1,675,842)	$—

GOVERNMENT INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$74,675,946	$—

U.S. Treasury Obligations	37,846,786	—	—

Agency Debentures	—	23,489,425	—

Asset-Backed Securities	—	3,220,828	—

Municipal Debt Obligations	—	2,110,663	—

Investment Company	2,553	—	—

Total	$37,849,339	$103,496,862	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(16,496,373)	$—

Derivative Type

Assets(a)

Futures Contracts	$107,379	$—	$—

Interest Rate Swap Contracts	—	45,368	—

Total	$107,379	$45,368	$—

Liabilities(a)

Interest Rate Swap Contracts	$—	$(152,556)	$—

INFLATION PROTECTED SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$204,404,580	$—	$—

Investment Company	3,168,972	—	—

Total	$207,573,552	$—	$—

121

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Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INFLATION PROTECTED SECURITIES FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Futures Contracts	$671,125	$—	$—

Interest Rate Swap Contracts	—	1,062,943	—

Total	$671,125	$1,062,943	$—

Liabilities(a)

Futures Contracts	$(192,371)	$—	$—

Interest Rate Swap Contracts	—	(1,453,822)	—

Total	$(192,371)	$(1,453,822)	$—

SHORT DURATION BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$709,510,663	$—

Mortgage-Backed Obligations	—	223,882,362	—

Asset-Backed Securities	—	171,011,592	—

U.S. Treasury Obligations	68,217,610	—	—

Sovereign Debt Obligations	—	25,427,734	—

Common Stock and/or Other Equity Investments(b)

Asia	—	4,974	—

Investment Company	51,061,035	—	—

Short-term Investments	—	24,835,807	—

Total	$119,278,645	$1,154,673,132	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(17,997,162)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,295,557	$—

Futures Contracts(a)	1,330,614	—	—

Interest Rate Swap Contracts(a)	—	3,698,306	—

Credit Default Swap Contracts(a)	—	716,019	—

Purchased Option Contracts	—	314,403	—

Total	$1,330,614	$6,024,285	$—

122

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,544,784)	$—

Futures Contracts(a)	(116,680)	—	—

Interest Rate Swap Contracts(a)	—	(2,513,780)	—

Credit Default Swap Contracts(a)	—	(292,179)	—

Written Option Contracts	—	(206,361)	—

Total	$(116,680)	$(4,557,104)	$—

SHORT DURATION GOVERNMENT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$275,328,113	$—	$—

Mortgage-Backed Obligations	—	140,920,612	—

Agency Debentures	—	54,885,490	—

Total	$275,328,113	$195,806,102	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(67,311,945)	$—

Derivative Type

Assets(a)

Futures Contracts	$543,352	$—	$—

Interest Rate Swap Contracts	—	134,375	—

Total	$543,352	$134,375	$—

Liabilities(a)

Futures Contracts	$(194,004)	$—	$—

Interest Rate Swap Contracts	—	(441,191)	—

Total	$(194,004)	$(441,191)	$—

123

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,205,590,026	$—

Asset-Backed Securities	—	167,816,668	—

U.S. Treasury Obligations	98,015,320	—	—

Municipal Debt Obligations	—	13,582,897	—

Investment Company	40,812,045	—	—

Short-term Investments	—	544,824,499	—

Total	$138,827,365	$1,931,814,090	$—

U.S. MORTGAGES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$230,972,977	$—

U.S. Treasury Obligations	9,056,156	—	—

Asset-Backed Securities	—	2,447,625	—

Investment Company	675,553	—	—

Total	$9,731,709	$233,420,602	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(41,011,142)	$—

Derivative Type

Assets(a)

Futures Contracts	$10,904	$—	$—

Interest Rate Swap Contracts	—	49,959	—

Total	$10,904	$49,959	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(24,251)	$—

Futures Contracts	(64,077)	—	—

Interest Rate Swap Contracts	—	(165,696)	—

Credit Default Swap Contracts	—	(9,005)	—

Total	$(64,077)	$(198,952)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of March 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Enhanced Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$76,442		Payable for unrealized loss on forward foreign currency exchange contracts	$(205,131)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	1,007,461	(a)	Variation margin on swap contracts	(1,470,711	)(a)

Total		$1,083,903			$(1,675,842)

Government Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$152,747	(a)	Variation margin on swap contracts	$(152,556	)(a)

Inflation Protected Securities Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$1,734,068	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(1,646,193	)(a)

Short Duration Bond Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$716,019	(a)	Variation margin on swap contracts; payable for unrealized loss on swap contracts	$(292,179	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,295,557		Payable for unrealized loss on forward foreign currency exchange contracts	(1,544,784)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	5,343,323	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(2,836,821	)(a)

Total		$7,354,899			$(4,673,784)

Short Duration Government Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$677,727	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(635,195	)(a)

125

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

U.S. Mortgages Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Payable for unrealized loss on swap contracts	$(9,005	)(b)

Currency	—	—		Payable for unrealized loss on forward foreign currency contracts	(24,251)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	60,863	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(229,773	)(a)

Total		$60,863			$(263,029)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information section of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts includes $23,818 and $9,005 for the Short Duration Bond and U.S. Mortgages Funds, respectively, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended March 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$312,296	$(160,956)

Interest rate	Net realized gain (loss) from futures contracts, written option contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	(533,253)	(303,011)

Total		$(220,957)	$(463,967)

Government Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from purchased option contracts, futures contracts, swap contracts and written option contracts / Net change in unrealized gain (loss) on futures contracts and swap contracts	$97,985	$(163,580)

126

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Inflation Protected Securities Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option contracts and written option contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$2,885,893	$(1,860,909)

Short Duration Bond Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$1,154,590	$17,752

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	874,243	(464,192)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option contracts and written option contracts/Net change in unrealized gain (loss) on futures contracts, swap contract, purchased options contracts and written options contracts	4,396,639	(2,904,629)

Total		$6,425,472	$(3,351,069)

Short Duration Government Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts, written option contracts and swap contracts//Net change in unrealized gain (loss) on futures contracts and swap contracts	$ (751,352)	$553,137

U.S. Mortgages Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$28,633	$(15,251)

Currency	Net change in unrealized loss on forward foreign currency exchange contracts	—	(24,251)

Interest rate	Net realized gain (loss) from futures contracts, written option contracts, purchased option contracts and swap contracts; /Net change in unrealized gain (loss) on futures contracts and swap contracts	(59,522)	(290,898)

Total		$(30,889)	$(330,400)

127

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended March 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions	Written Swaptions

Enhanced Income Fund	776	$4,899,436	$262,196,167	$—	$36,800,000

Government Income Fund	208	—	81,117,700	1,140,000	12,800,000

Inflation Protected Securities Fund	870	—	224,187,517	2,280,000	50,060,000

Short Duration Bond Fund	3,374	238,750,392	2,315,119,540	64,597,432	74,211,724

Short Duration Government Fund	1,692	—	247,501,308	—	35,920,000

U.S. Mortgages Fund	183	699,667	85,324,405	1,180,000	13,540,000

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended March 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended March 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Rate	Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion

Enhanced Income Fund	0.25%	0.23%	0.22%	0.22%	0.22%	0.25%	0.25%

Government Income Fund	0.53	0.48	0.45	0.44	0.44	0.53	0.46+

Inflation Protected Securities Fund	0.26	0.23	0.22	0.22	0.21	0.26	0.26

Short Duration Bond Fund	0.40	0.36	0.34	0.33	0.32	0.39	0.39

Short Duration Government Fund	0.44	0.40	0.38	0.37	0.36	0.44	0.44

Short-Term Conservative Income Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.19*

U.S. Mortgages Fund	0.34	0.31	0.29	0.28	0.28	0.34	0.34

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
+

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.46% as an annual percentage of the Fund’s average daily net assets of the Government Income Fund. This arrangement will remain in effect through at least July 29, 2025.

*

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2025.

128

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the fiscal year ended March 31, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Enhanced Income Fund	$23,904

Government Income Fund	986

Inflation Protected Securities Fund	5,057

Short Duration Bond Fund	27,681

Short Duration Government Fund	6,168

Short-Term Conservative Income Fund	227,527

U.S. Mortgages Fund	2,576

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

129

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

Fund	Class A*	Class C	Service	Class R*

Enhanced Income Fund	0.15%	—%	0.25%	—%

Government Income Fund	0.25	0.75	0.25	0.50

Inflation Protected Securities Fund	0.25	0.75	—	0.50

Short Duration Bond Fund	0.25	0.75	—	0.50

Short Duration Government Fund	0.25	0.75	0.25	—

Short-Term Conservative Income Fund	0.15	—	—	—

U.S. Mortgages Fund	0.25	—	—	—

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Goldman Sachs has agreed to waive a portion of the distribution (12b-1) and service fees applicable to the Short Duration Government Fund’s and Short Duration Bond Fund’s Class C Shares in an amount equal to 0.35% of the average daily net assets. These arrangements will remain in place through at least July 29, 2025, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees. These fee waivers may be modified or terminated by Goldman Sachs at its discretion and without shareholder approval after such date, although Goldman Sachs does not presently intend to do so.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended March 31, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Government Income Fund	$741

Inflation Protected Securities Fund	1,026

Short Duration Bond Fund	3,041

Short Duration Government Fund	850

U.S. Mortgages Fund	1,113

During the fiscal year ended March 31, 2025, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans to allow Administration, Class C and Service Shares, as applicable, to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Administration, Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25%, 0.25% and 0.25% of the average daily net assets attributable to Administration, Class C and Service Shares of the Funds, as applicable.

130

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Administration, Institutional, Service Shares and 0.03% of the average daily net assets with respect to the U.S. Mortgages Fund’s Separate Account Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.02% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Government Income Fund and Short Duration Bond Fund through at least July 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government, Short-Term Conservative Income and U.S. Mortgages Funds are 0.064%, 0.004%, 0.044%, 0.014%, 0.004%, 0.004% and 0.074%, respectively. These Other Expense limitations will remain in place through at least July 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended March 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Class C Distributions and Service Fees	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Income Fund	$23,904	$—	$163	$98,207	$122,274

Government Income Fund	86,265	—	10,648	483,115	580,028

Inflation Protected Securities Fund	5,057	—	475	362,327	367,859

Short Duration Bond Fund	27,681	6,588	19,368	478,370	532,007

Short Duration Government Fund	6,168	10,999	590	481,050	498,807

Short-Term Conservative Income Fund	1,207,286	—	2,019	595,618	1,804,923

U.S. Mortgages Fund	2,576	—	229	272,287	275,092

G. Line of Credit Facility — As of March 31, 2025, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended March 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000. The facility was changed to $1,300,000,000 on April 14, 2025.

131

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H. Other Transactions with Affiliates — For the fiscal year ended March 31, 2025, Goldman Sachs earned $22,075, $9,291, $30,069, $113,511, $46,563 and $13,860 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government and U.S. Mortgages Funds, respectively.

As of March 31, 2025, the following Funds were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Portfolio	Goldman Sachs Collective Trust Tactical Exposure Fund

Inflation Protected Securities Fund	8%	14%	—%

Short-Term Conservative Income Fund	—	—	5

As of March 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Service	Class R

Enhanced Income Fund	40%	—%

Short Duration Bond Fund	—	41

The table below shows the transactions in and earnings from investments in the Underlying Funds for the fiscal year ended March 31, 2025:

Fund	Underlying Fund	Beginning Value as of March 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of March 31, 2025	Shares as of March 31, 2025	Dividend Income

Enhanced Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$439,355,553	$(403,726,232)	$35,629,321	35,629,321	$676,211

Government Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	353,647	27,265,245	(27,616,339)	2,553	2,553	32,221

Inflation Protected Securities Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	89,250,894	(86,081,922)	3,168,972	3,168,972	150,911

Short Duration Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	590,349,878	(539,288,843)	51,061,035	51,061,035	799,011

Short Duration Government Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	5,261,845	143,950,347	(149,212,192)	—	—	192,107

Short-Term Conservative Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	106,239,359	1,769,994,113	(1,835,421,427)	40,812,045	40,812,045	6,884,388

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of March 31, 2024	Purchases at Cost	Proceeds from Sales		Ending Value as of March 31, 2025	Shares as of March 31, 2025	Dividend Income

U.S. Mortgages Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$5,688,152	$80,247,532	$(85,260,131	)$	675,553	675,553	$72,396

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended March 31, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Enhanced Income Fund	$5,222,731	$182,467,887	$2,168,768	$249,027,703

Government Income Fund	1,043,484,348	4,761,485	1,040,900,724	6,665,091

Inflation Protected Securities Fund	527,941,051	—	577,384,349	—

Short Duration Bond Fund	2,158,617,357	555,964,584	2,108,392,803	598,767,313

Short Duration Government Fund	4,287,594,684	—	4,356,091,398	—

Short-Term Conservative Income Fund	68,348,178	1,456,772,740	185,689,724	1,212,049,339

U.S. Mortgages Fund	3,930,766,826	9,941,501	3,948,593,724	14,957,882

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Distributions paid from:

Ordinary income	$22,734,044	$3,373,224	$9,880,305	$51,152,518	$14,416,277	$97,730,698	$7,556,799

Total taxable distributions	$22,734,044	$3,373,224	$9,880,305	$51,152,518	$14,416,277	$97,730,698	$7,556,799

Tax return of capital	$—	$—	$—	$—	$—	$—	$54,466

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Notes to Financial Statements (continued) March 31, 2025

7. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended March 31, 2024 was as follows:

	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Distributions paid from:

Ordinary income	$19,703,590	$3,762,767	$12,621,771	$46,365,877	$15,389,546	$105,793,340	$8,042,777

Total taxable distributions	$19,703,590	$3,762,767	$12,621,771	$46,365,877	$15,389,546	$105,793,340	$8,042,777

Tax return of capital	$102,084	$—	$667,551	$ —	$ —	$—	$—

As of March 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Undistributed ordinary income — net	$185,045	$539,492	$909,612	$3,696,606	$1,710,027	$319,182	$—

Capital loss carryforwards(1):

Perpetual Short-Term	(9,495,540)	(17,514,345)	(25,733,407)	(36,559,434)	(25,268,687)	(9,181,296)	(21,200,212)

Perpetual Long-Term	(14,008,547)	(19,955,373)	(42,748,696)	(73,395,482)	(42,524,063)	(5,903,337)	(17,234,926)

Total capital loss carryforwards	(23,504,087)	(37,469,718)	(68,482,103)	(109,954,916)	(67,792,750)	(15,084,633)	(38,435,138)

Timing differences (Dividends Payable, Post October Capital Loss Deferral and Straddle Loss Deferrals)	$(265,196)	$(677,004)	$(2,847,350)	$(723,017)	$(914,436)	$(77,017)	$(445,957)

Unrealized gains (loss) — net	(125,725)	(5,147,694)	1,791,613	3,385,251	(8,860,829)	4,089,481	(8,016,731)

Total accumulated earnings (loss) net	$(23,709,963)	$(42,754,924)	$(68,628,228)	$(103,596,076)	$(75,857,988)	$(10,752,987)	$(46,897,826)

(1)	The Short-Term Conservative Income Fund utilized $6,929,128 of capital losses in the current fiscal year.

As of March 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Tax Cost	$588,836,683	$146,442,692	$205,869,958	$1,273,420,543	$479,809,459	$2,066,551,974	$250,860,297

Gross unrealized gain	1,816,778	701,250	1,853,795	12,012,991	1,137,453	4,794,896	1,309,624

Gross unrealized loss	(1,942,503)	(5,848,944)	(62,182)	(8,627,740)	(9,998,282)	(705,415)	(9,326,355)

Net unrealized gain (loss)	$(125,725)	$(5,147,694)	$1,791,613	$3,385,251	$(8,860,829)	$4,089,481	$(8,016,731)

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7. TAX INFORMATION (continued)

The difference between GAAP- basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts and net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of market discount accretion and premium amortization and swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset-Backed Securities Risk — Asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Call/Prepayment Risk — An issuer could exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

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Notes to Financial Statements (continued) March 31, 2025

8. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated

136

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8. OTHER RISKS (continued)

with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Funds may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Fund’s financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

137

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Notes to Financial Statements (continued) March 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS

	Enhanced Income Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	171,337	$1,635,751	140,259	$1,303,945
Reinvestment of distributions	42,836	408,300	43,641	408,634
Shares redeemed	(313,319)	(2,981,148)	(419,637)	(3,922,211)

	(99,146)	(937,097)	(235,737)	(2,209,632)

Administration Shares
Shares sold	95	898	39,165	363,463
Reinvestment of distributions	16,097	153,598	18,903	177,269
Shares redeemed	(263,273)	(2,500,470)	(26,430)	(250,024)

	(247,081)	(2,345,974)	31,638	290,708

Institutional Shares
Shares sold	3,788,927	36,087,925	3,152,015	29,428,168
Reinvestment of distributions	732,455	6,971,107	765,597	7,150,366
Shares redeemed	(4,997,960)	(47,458,064)	(11,631,529)	(108,438,117)

	(476,578)	(4,399,032)	(7,713,917)	(71,859,583)

Service Shares
Reinvestment of distributions	707	6,717	899	8,407
Shares redeemed	(27,832)	(265,240)	(615)	(5,800)

	(27,125)	(258,523)	284	2,607

Investor Shares
Shares sold	31,562	299,720	247,314	2,304,912
Reinvestment of distributions	11,251	106,969	22,939	213,810
Shares redeemed	(170,317)	(1,612,857)	(863,091)	(8,052,465)

	(127,504)	(1,206,168)	(592,838)	(5,533,743)

Class R6 Shares
Shares sold	84,131	799,243	51,873	484,465
Reinvestment of distributions	12,635	120,291	16,605	155,054
Shares redeemed	(105,771)	(1,005,829)	(467,860)	(4,360,562)

	(9,005)	(86,295)	(399,382)	(3,721,043)

Class P Shares
Shares sold	17,614,256	167,622,495	11,792,719	110,197,097
Reinvestment of distributions	1,561,950	14,870,817	1,232,452	11,522,918
Shares redeemed	(11,103,577)	(105,574,841)	(15,051,280)	(140,615,300)

	8,072,629	76,918,471	(2,026,109)	(18,895,285)

NET INCREASE (DECREASE)	7,086,190	$67,685,382	(10,936,061)	$(101,925,971)

138

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Government Income Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	297,067	$3,860,911	336,591	$4,329,309
Reinvestment of distributions	70,874	916,967	73,697	942,501
Shares redeemed	(728,585)	(9,435,781)	(849,997)	(10,888,399)

	(360,644)	(4,657,903)	(439,709)	(5,616,589)

Class C Shares
Shares sold	38,154	496,727	21,813	279,571
Reinvestment of distributions	1,089	14,087	944	12,065
Shares redeemed	(45,772)	(591,250)	(30,053)	(386,412)

	(6,529)	(80,436)	(7,296)	(94,776)

Institutional Shares
Shares sold	678,754	8,784,520	680,690	8,687,079
Reinvestment of distributions	68,440	884,184	83,972	1,072,511
Shares redeemed	(1,252,406)	(16,210,095)	(1,793,807)	(22,934,233)

	(505,212)	(6,541,391)	(1,029,145)	(13,174,643)

Service Shares
Shares sold	137,849	1,777,522	151,148	1,928,193
Reinvestment of distributions	35,329	455,806	34,140	435,518
Shares redeemed	(266,655)	(3,437,798)	(345,853)	(4,404,089)

	(93,477)	(1,204,470)	(160,565)	(2,040,378)

Investor Shares
Shares sold	24,381	315,301	909,958	11,927,145
Reinvestment of distributions	3,526	45,573	41,714	540,855
Shares redeemed	(111,172)	(1,435,827)	(6,668,031)	(85,695,721)

	(83,265)	(1,074,953)	(5,716,359)	(73,227,721)

Class R6 Shares
Shares sold	208,791	2,700,392	227,093	2,906,902
Reinvestment of distributions	13,589	175,362	13,336	170,269
Shares redeemed	(308,566)	(3,954,487)	(159,091)	(2,040,968)

	(86,186)	(1,078,733)	81,338	1,036,203

Class R Shares
Shares sold	138,623	1,795,787	216,272	2,770,573
Reinvestment of distributions	18,090	233,779	16,283	207,920
Shares redeemed	(206,705)	(2,676,510)	(218,995)	(2,818,383)

	(49,992)	(646,944)	13,560	160,110

Class P Shares
Shares sold	1,027,269	13,260,529	435,629	5,536,350
Reinvestment of distributions	39,737	513,741	18,885	241,215
Shares redeemed	(381,342)	(4,919,916)	(64,066)	(830,967)

	685,664	8,854,354	390,448	4,946,598

NET DECREASE	(499,641)	$(6,430,476)	(6,867,728)	$(88,011,196)

139

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Notes to Financial Statements (continued) March 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Inflation Protected Securities Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	556,875	$5,249,623	745,003	$7,059,121

Reinvestment of distributions	99,920	937,615	131,060	1,231,087

Shares redeemed	(1,206,159)	(11,333,378)	(1,784,141)	(16,944,224)

	(549,364)	(5,146,140)	(908,078)	(8,654,016)

Class C Shares

Shares sold	1,790	16,413	1,010	9,289

Reinvestment of distributions	4,132	37,731	9,811	89,868

Shares redeemed	(88,521)	(813,023)	(203,238)	(1,870,010)

	(82,599)	(758,879)	(192,417)	(1,770,853)

Institutional Shares

Shares sold	2,974,508	28,365,454	1,099,106	10,609,332

Reinvestment of distributions	142,675	1,361,045	230,883	2,202,143

Shares redeemed	(2,154,476)	(20,551,840)	(5,217,278)	(50,226,556)

	962,707	9,174,659	(3,887,289)	(37,415,081)

Investor Shares

Shares sold	246,409	2,344,108	325,397	3,129,698

Reinvestment of distributions	64,974	614,844	122,577	1,160,338

Shares redeemed	(761,695)	(7,209,760)	(2,927,449)	(28,232,781)

	(450,312)	(4,250,808)	(2,479,475)	(23,942,745)

Class R6 Shares

Shares sold	5,206,287	49,596,214	4,766,059	45,111,409

Reinvestment of distributions	470,144	4,473,982	603,273	5,750,455

Shares redeemed	(9,535,679)	(90,931,827)	(8,049,083)	(77,169,779)

	(3,859,248)	(36,861,631)	(2,679,751)	(26,307,915)

Class R Shares

Shares sold	983,983	9,150,556	751,023	7,095,389

Reinvestment of distributions	74,660	695,961	74,174	692,208

Shares redeemed	(717,326)	(6,700,458)	(856,250)	(8,032,780)

	341,317	3,146,059	(31,053)	(245,183)

Class P Shares

Shares sold	368,650	3,537,353	37,856	365,015

Reinvestment of distributions	67,452	643,324	95,337	908,744

Shares redeemed	(627,871)	(5,976,774)	(1,057,673)	(10,228,986)

	(191,769)	(1,796,097)	(924,480)	(8,955,227)

NET DECREASE	(3,829,268)	$(36,492,837)	(11,102,543)	$(107,291,020)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Bond Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,921,286	$28,277,030	1,915,720	$18,134,371

Reinvestment of distributions	214,474	2,075,787	152,006	1,438,521

Shares redeemed	(1,579,681)	(15,273,961)	(2,164,290)	(20,402,673)

	1,556,079	15,078,856	(96,564)	(829,781)

Class C Shares

Shares sold	49,686	480,002	33,814	320,233

Reinvestment of distributions	6,581	63,630	6,738	63,711

Shares redeemed	(69,643)	(671,747)	(137,303)	(1,296,310)

	(13,376)	(128,115)	(96,751)	(912,366)

Institutional Shares

Shares sold	6,275,489	60,688,454	4,463,876	42,274,803

Reinvestment of distributions	565,276	5,478,073	471,316	4,468,258

Shares redeemed	(4,721,534)	(45,724,064)	(7,141,416)	(67,715,946)

	2,119,231	20,442,463	(2,206,224)	(20,972,885)

Investor Shares

Shares sold	2,048,492	19,854,343	2,092,809	19,822,061

Reinvestment of distributions	151,970	1,471,202	189,400	1,793,684

Shares redeemed	(2,901,657)	(28,051,053)	(4,867,118)	(46,092,542)

	(701,195)	(6,725,508)	(2,584,909)	(24,476,797)

Class R6 Shares

Shares sold	91,734	889,910	128,040	1,216,537

Reinvestment of distributions	25,467	246,608	182,439	1,717,294

Shares redeemed	(157,754)	(1,529,057)	(8,299,111)	(78,229,834)

	(40,553)	(392,539)	(7,988,632)	(75,296,003)

Class R Shares

Shares sold	201,858	1,937,611	766	7,276

Reinvestment of distributions	3,087	29,978	71	670

Shares redeemed	(204,451)	(1,983,303)	(1,419)	(13,362)

	494	(15,714)	(582)	(5,416)

Class P Shares

Shares sold	31,723,376	307,512,875	25,245,121	239,182,337

Reinvestment of distributions	4,272,517	41,376,692	3,854,877	36,522,349

Shares redeemed	(37,523,163)	(363,342,119)	(40,737,892)	(385,279,222)

	(1,527,270)	(14,452,552)	(11,637,894)	(109,574,536)

NET INCREASE (DECREASE)	1,393,410	$13,806,891	(24,611,556)	$(232,067,784)

141

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Government Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,269,146	$11,832,269	624,732	$5,733,499

Reinvestment of distributions	97,541	905,723	123,199	1,130,423

Shares redeemed	(1,680,449)	(15,624,147)	(1,747,318)	(16,024,402)

	(313,762)	(2,886,155)	(999,387)	(9,160,480)

Class C Shares

Shares sold	30,589	280,909	81,960	747,265

Reinvestment of distributions	7,559	69,605	10,338	94,096

Shares redeemed	(175,861)	(1,618,733)	(340,906)	(3,108,877)

	(137,713)	(1,268,219)	(248,608)	(2,267,516)

Institutional Shares

Shares sold	5,854,344	54,216,224	6,249,576	57,229,240

Reinvestment of distributions	653,562	6,049,227	655,161	5,990,738

Shares redeemed	(9,300,003)	(86,128,124)	(7,884,960)	(72,034,631)

	(2,792,097)	(25,862,673)	(980,223)	(8,814,653)

Service Shares

Shares sold	91,782	844,835	147,795	1,351,673

Reinvestment of distributions	15,854	146,584	20,615	188,170

Shares redeemed	(191,040)	(1,763,674)	(481,489)	(4,405,964)

	(83,404)	(772,255)	(313,079)	(2,866,121)

Investor Shares

Shares sold	1,139,840	10,565,830	574,996	5,305,402

Reinvestment of distributions	83,850	779,713	105,171	966,148

Shares redeemed	(2,538,284)	(23,630,890)	(1,446,120)	(13,277,521)

	(1,314,594)	(12,285,347)	(765,953)	(7,005,971)

Class R6 Shares

Shares sold	478,868	4,437,120	622,941	5,686,334

Reinvestment of distributions	45,624	422,118	50,836	465,021

Shares redeemed	(941,181)	(8,737,208)	(489,058)	(4,465,739)

	(416,689)	(3,877,970)	184,719	1,685,616

Class P Shares

Shares sold	1,835,899	16,978,441	5,525,718	50,447,753

Reinvestment of distributions	501,531	4,642,279	561,672	5,135,551

Shares redeemed	(2,627,509)	(24,268,855)	(9,119,489)	(83,615,755)

	(290,079)	(2,648,135)	(3,032,099)	(28,032,451)

NET DECREASE	(5,348,338)	$(49,600,754)	(6,154,630)	$(56,461,576)

142

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Conservative Income Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	5,980,037	$60,353,114	3,496,425	$35,105,015

Reinvestment of distributions	326,004	3,290,413	196,131	1,970,537

Shares redeemed	(2,512,841)	(25,362,812)	(2,050,119)	(20,578,953)

	3,793,200	38,280,715	1,642,437	16,496,599

Administration Shares(a)

Reinvestment of distributions	—	—	112	1,119

Shares redeemed	—	—	(2,887)	(29,095)

	—	—	(2,775)	(27,976)

Institutional Shares

Shares sold	31,110,386	314,219,126	63,370,062	637,108,731

Reinvestment of distributions	3,912,721	39,503,422	4,748,763	47,723,065

Shares redeemed	(51,156,565)	(516,488,462)	(70,944,093)	(712,885,278)

	(16,133,458)	(162,765,914)	(2,825,268)	(28,053,482)

Investor Shares

Shares sold	25,621,073	258,640,808	23,157,783	232,546,788

Reinvestment of distributions	1,424,908	14,384,703	1,313,206	13,192,566

Shares redeemed	(18,629,998)	(188,133,086)	(24,702,528)	(248,098,798)

	8,415,983	84,892,425	(231,539)	(2,359,444)

Class R6 Shares

Shares sold	4,445,617	44,834,064	1,643,493	16,560,961

Reinvestment of distributions	606,982	6,128,326	399,686	4,015,678

Shares redeemed	(3,351,364)	(33,866,422)	(4,421)	(44,469)

	1,701,235	17,095,968	2,038,758	20,532,170

Class P Shares

Shares sold	34,129,243	344,391,333	28,787,235	288,994,978

Reinvestment of distributions	3,305,132	33,337,003	3,593,098	36,065,617

Shares redeemed	(29,684,420)	(299,484,991)	(47,994,815)	(481,645,450)

	7,749,955	78,243,345	(15,614,482)	(156,584,855)

Preferred Shares(b)

Reinvestment of distributions	—	—	111	1,115

Shares redeemed	—	—	(2,876)	(28,963)

	—	—	(2,765)	(27,848)

NET INCREASE (DECREASE)	5,526,915	$55,746,539	(14,995,634)	$(150,024,836)

(a)	At the close of business on January 12, 2024, Administration Shares of the Short-Term Conservative Income Fund were liquidated.
(b)	At the close of business on January 12, 2024, Preferred Shares of the Short-Term Conservative Income Fund were liquidated.

143

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Mortgages Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	155,464	$1,370,760	197,914	$1,740,370

Reinvestment of distributions	34,285	303,924	42,321	372,449

Shares redeemed	(1,134,976)	(10,011,394)	(766,325)	(6,826,439)

	(945,227)	(8,336,710)	(526,090)	(4,713,620)

Institutional Shares

Shares sold	1,559,716	13,859,783	2,198,657	19,328,599

Reinvestment of distributions	159,117	1,415,211	201,494	1,777,065

Shares redeemed	(1,071,933)	(9,451,685)	(4,990,597)	(43,287,737)

	646,900	5,823,309	(2,590,446)	(22,182,073)

Separate Account Institutional Shares

Shares sold	433,733	3,818,520	633,281	5,612,205

Reinvestment of distributions	385,571	3,418,314	391,107	3,441,208

Shares redeemed	(2,528,136)	(22,362,578)	(1,474,404)	(13,023,415)

	(1,708,832)	(15,125,744)	(450,016)	(3,970,002)

Investor Shares

Shares sold	1,011,746	8,947,048	1,374,089	12,230,339

Reinvestment of distributions	135,033	1,200,802	112,591	992,457

Shares redeemed	(672,748)	(5,956,846)	(1,358,993)	(11,965,559)

	474,031	4,191,004	127,687	1,257,237

Class R6 Shares

Shares sold	192,312	1,725,843	245,845	2,171,236

Reinvestment of distributions	50,827	451,602	63,836	563,259

Shares redeemed	(450,521)	(3,970,753)	(905,083)	(7,951,090)

	(207,382)	(1,793,308)	(595,402)	(5,216,595)

Class P Shares

Shares sold	6,279	55,000	671	6,000

Reinvestment of distributions	20,336	180,451	29,779	262,453

Shares redeemed	(448,460)	(4,051,893)	(75,573)	(666,728)

	(421,845)	(3,816,442)	(45,123)	(398,275)

NET DECREASE	(2,162,355)	$(19,057,891)	(4,079,390)	$(35,223,328)

144

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Short-Term Conservative Income Fund and Goldman Sachs U.S. Mortgages Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Short-Term Conservative Income Fund and Goldman Sachs U.S. Mortgages Fund (seven of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 23, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

145

Short Duration and Government Fixed Income Funds Tax Information (Unaudited)

Pursuant to Section 871(k) of the Internal Revenue Code, the Inflation Protected Securities Fund designates $9,880,305 as interest-related dividends paid during the fiscal year ended March 31, 2025.

For the fiscal year ended March 31, 2025, the Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Government, Short Duration Bond, Short-Term Conservative Income, and U.S. Mortgages Funds designate 100%,100%, 100%, 100%, 97.87%, 100%, 99.34% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

146

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. SDFIAR-25

Goldman Sachs Funds Annual Financial Statements March 31, 2025 Single Sector Fixed Income Funds Goldman Sachs Emerging Markets Credit Fund Goldman Sachs Emerging Markets Debt Fund Goldman Sachs High Yield Fund Goldman Sachs High Yield Floating Rate Fund Goldman Sachs Investment Grade Credit Fund Goldman Sachs Short Duration High Yield Fund

Goldman Sachs Single Sector Fixed Income Funds

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.1%

Angola(a)(b) – 0.8%
Azule Energy Finance PLC (NR/B2)
$200,000	8.125%		01/23/30	$199,680

Argentina(a) – 1.3%
Tecpetrol SA (NR/B3)
30,000	7.625	(b)	01/22/33	30,243
Vista Energy Argentina SAU (NR/Caa1)
30,000	7.625		12/10/35	29,190
YPF SA (NR/NR)
90,000	8.250	(b)	01/17/34	89,370
10,000	8.250		01/17/34	9,930
YPF SA (NR/Caa1)
190,000	9.500	(b)	01/17/31	198,123

				356,856

Australia(a) – 0.7%
Santos Finance Ltd. (BBB-/NR)
200,000	4.125		09/14/27	195,882

Brazil – 5.7%
Acu Petroleo Luxembourg SARL (BB/Ba1)
230,661	7.500	(a)	07/13/35	229,796
Braskem Netherlands Finance BV (BB+/NR)
200,000	4.500	(a)	01/31/30	170,890
Guara Norte SARL (NR/Baa3)
159,730	5.198		06/15/34	149,696
Petrobras Global Finance BV (BB/Ba1)
190,000	6.000	(a)	01/13/35	180,975
Raizen Fuels Finance SA (BBB/NR)
200,000	6.950	(a)(b)	03/05/54	195,026
Samarco Mineracao SA (NR/B2) (PIK 5.000%, Cash 4.000%)
264,209	9.000	(a)(c)	06/30/31	256,282
Sitios Latinoamerica SAB de CV (NR/Baa3)
260,000	5.375	(a)	04/04/32	248,625
Vale Overseas Ltd. (BBB-/Baa2)
70,000	6.400	(a)	06/28/54	68,985

				1,500,275

Canada(a)(b) – 0.7%
St. Mary’s Cement, Inc. (BBB/Baa3)
200,000	5.750		04/02/34	198,300

Chile(a) – 3.8%
AES Andes SA (BBB-/Baa3)
200,000	6.300		03/15/29	204,132
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (BB-/Ba3)
200,000	7.875	(b)	02/03/30	200,240
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
200,000	7.950	(b)(d)	05/02/29	209,400
Interchile SA (NR/Baa1)
250,000	4.500		06/30/56	200,500
Latam Airlines Group SA (BBB-/Ba2)
200,000	7.875	(b)	04/15/30	198,650

				1,012,922

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

China(a)(c) – 0.1%
Huachen Energy Co. Ltd. (NR/WR) (PIK 2.350%, Cash 2.300%)
$49,282	4.650%		12/29/26	$34,251

Colombia – 5.6%
Banco Davivienda SA (NR/B2) (10 yr. CMT + 5.097%)
200,000	6.650	(a)(d)	04/22/31	174,220
Banco de Bogota SA (NR/Ba2)
200,000	6.250		05/12/26	200,888
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
200,000	8.625	(a)(d)	12/24/34	211,450
Ecopetrol SA (BB+/Ba1)(a)
200,000	8.625		01/19/29	212,400
210,000	4.625		11/02/31	174,825
70,000	7.750		02/01/32	68,530
Empresas Publicas de Medellin ESP (NR/Baa3)
290,000	4.250	(a)	07/18/29	263,610
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (BBB-/Ba3)
200,000	5.375	(a)	12/30/30	176,122

				1,482,045

Dominican Republic(a)(b) – 1.0%
Aeropuertos Dominicanos Siglo XXI SA (NR/Ba2)
260,000	7.000		06/30/34	261,011

Ghana(a)(b) – 0.9%
Kosmos Energy Ltd. (B/B3u)
260,000	8.750		10/01/31	240,664

Guatemala(a) – 2.3%
Banco Industrial SA (NR/B1) (5 yr. CMT + 4.442%)
200,000	4.875	(d)	01/29/31	197,300
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
200,000	5.250		04/27/29	191,800
Energuate Trust (NR/Ba2)
220,000	5.875		05/03/27	219,340

				608,440

Hong Kong – 1.4%
Melco Resorts Finance Ltd. (BB-/Ba3)
260,000	5.625	(a)	07/17/27	254,800
NWD MTN Ltd. (NR/NR)
200,000	4.125		07/18/29	118,000

				372,800

Hungary(a)(d) – 0.8%
OTP Bank Nyrt (BB/Ba2) (5 yr. CMT + 5.060%)
200,000	8.750		05/15/33	212,250

India – 4.9%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
200,000	4.200	(a)	08/04/27	187,731
CA Magnum Holdings (NR/B1)
200,000	5.375	(a)	10/31/26	196,440
IRB Infrastructure Developers Ltd. (NR/Ba2)
200,000	7.110	(a)(b)	03/11/32	201,250

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

India (continued)
JSW Hydro Energy Ltd. (NR/Ba1)
$147,500	4.125	%(a)	05/18/31	$132,027
JSW Infrastructure Ltd. (NR/Ba1)
200,000	4.950	(a)	01/21/29	192,500
UPL Corp. Ltd. (BB/Ba2)
200,000	4.625		06/16/30	177,500
Vedanta Resources Finance II PLC (B/NR)
200,000	11.250	(a)(b)	12/03/31	211,500

				1,298,948

Indonesia(a) – 0.7%
Cikarang Listrindo Tbk. PT (BBB-/Baa3)
200,000	4.950		09/14/26	199,600

Israel – 1.3%
Teva Pharmaceutical Finance Netherlands III BV (BB/Ba2)
150,000	3.150		10/01/26	145,404
200,000	4.750	(a)	05/09/27	197,054

				342,458

Jamaica(a)(b) – 0.8%
Kingston Airport Revenue Finance Ltd. (BB/Ba3)
200,000	6.750		12/15/36	200,810

Jordan – 0.9%
Hikma Finance USA LLC (BBB-/WR)
250,000	3.250		07/09/25	248,663

Luxembourg – 1.8%
MHP Lux SA (CCC/NR)
200,000	6.950		04/03/26	189,000
Rede D’or Finance SARL (BB+/NR)
320,000	4.500	(a)	01/22/30	297,200

				486,200

Macau(a) – 1.7%
MGM China Holdings Ltd. (B+/B1)
200,000	4.750		02/01/27	195,500
Wynn Macau Ltd. (BB-/B1)
270,000	5.500		10/01/27	264,937

				460,437

Malaysia(a) – 0.7%
GENM Capital Labuan Ltd. (BBB-/NR)
200,000	3.882		04/19/31	178,750

Mauritius(a) – 0.9%
Axian Telecom (B/NR)
240,000	7.375		02/16/27	241,425

Mexico – 7.9%
Banco Mercantil del Norte SA (BB-/Ba2) (10 yr. CMT + 4.299%)
300,000	8.750	(a)(b)(d)	05/20/35	297,900
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
200,000	5.125	(a)(d)	01/18/33	189,200
Becle SAB de CV (BBB-/NR)
250,000	2.500	(a)	10/14/31	201,952

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Mexico (continued)
Cemex SAB de CV (BBB-/NR)
$200,000	3.875	%(a)	07/11/31	$179,000
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 (NR/Ba1)
400,000	4.375	(a)	07/22/31	326,500
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)
198,850	7.250	(a)	01/31/41	196,663
Mexico City Airport Trust (BBB/Baa3)(a)
330,000	4.250		10/31/26	324,192
200,000	5.500		07/31/47	164,376
Petroleos Mexicanos (BBB/B3)
20,000	6.500		03/13/27	19,478
20,000	5.350		02/12/28	18,530
30,000	6.500		01/23/29	28,190
20,000	8.750	(a)	06/02/29	19,898
50,000	6.840	(a)	01/23/30	45,595
20,000	6.375		01/23/45	13,529
40,000	6.750		09/21/47	27,318
20,000	6.350		02/12/48	13,198
40,000	6.950	(a)	01/28/60	27,116

				2,092,635

Moldova(a)(b) – 0.8%
Aragvi Finance International DAC (B/NR)
200,000	11.125		11/20/29	201,818

Mongolia(a) – 0.5%
Mongolian Mining Corp./Energy Resources LLC (NR/B3)
125,000	12.500		09/13/26	135,938

Morocco(a) – 3.0%
OCP SA (BB+/Baa3)
200,000	7.500		05/02/54	204,750
OCP SA (BB+/NR)
200,000	3.750		06/23/31	177,500
260,000	5.125		06/23/51	197,818
Vivo Energy Investments BV (BB+/Ba1)
210,000	5.125		09/24/27	204,948

				785,016

Netherlands – 2.4%
Minejesa Capital BV (NR/Baa3)
157,880	4.625		08/10/30	153,222
MV24 Capital BV (BB+/NR)
300,840	6.748		06/01/34	290,058
Prosus NV (BBB/Baa2)
200,000	3.680	(a)	01/21/30	184,428

				627,708

Nigeria – 3.4%
Access Bank PLC (NR/Caa1)
370,000	6.125		09/21/26	361,675
IHS Holding Ltd. (B+/NR)
220,000	7.875	(a)	05/29/30	217,800

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Nigeria (continued)
SEPLAT Energy PLC (B/NR)
	$330,000	9.125	%(a)(b)	03/21/30	$328,314

					907,789

Norway(a) – 1.5%
DNO ASA (NR/NR)
	200,000	8.500		03/27/30	199,760
DNO ASA (NR/NR)
	200,000	9.250		06/04/29	207,500

					407,260

Panama(a) – 3.1%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)
	200,000	4.000		08/11/41	149,200
	200,000	5.125		08/11/61	141,000
AES Panama Generation Holdings SRL (NR/Baa3)
	379,267	4.375		05/31/30	338,638
Telecomunicaciones Digitales SA (NR/Ba2)
	200,000	4.500		01/30/30	182,000

					810,838

Paraguay(a) – 1.9%
Banco Continental SAECA (NR/Baa3)
	300,000	2.750		12/10/25	293,175
Telefonica Celular del Paraguay SA (NR/Ba2)
	200,000	5.875		04/15/27	198,150

					491,325

Peru(a) – 3.4%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (NR/Ba1)
	200,000	8.550	(b)	09/18/33	223,100
InRetail Consumer (BB+/Baa3)
	200,000	3.250		03/22/28	187,800
Niagara Energy SAC (BBB-/Baa3)
	200,000	5.746		10/03/34	197,800
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (NR/Ba2)
	320,000	3.750		08/02/28	293,677

					902,377

Philippines(a)(d) – 0.9%
San Miguel Global Power Holdings Corp. (NR/NR) (1 yr. CMT + 6.404%)
	250,000	8.125		12/02/29	250,625

Romania(a)(d) – 2.2%
Banca Comerciala Romana SA (NR/Baa2) (3 mo. EUR EURIBOR + 4.539%)
EUR	200,000	7.625		05/19/27	225,451
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 5.580%)
	320,000	8.875		04/27/27	362,452

					587,903

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Saudi Arabia – 1.9%
EIG Pearl Holdings SARL (NR/Aa3)
$198,529	3.545%		08/31/36	$174,395
Saudi Arabian Oil Co. (NR/Aa3)(a)
200,000	3.250		11/24/50	130,358
200,000	5.750	(b)	07/17/54	188,248

				493,001

Singapore – 1.5%
Continuum Energy Aura Pte. Ltd. (BB-/NR)
200,000	9.500	(a)	02/24/27	207,250
LLPL Capital Pte. Ltd. (NR/Baa3)
181,800	6.875		02/04/39	182,311

				389,561

South Africa – 3.9%
Absa Group Ltd. (NR/B2) (5 yr. CMT + 5.411%)
240,000	6.375	(a)(d)	05/27/26	237,600
Anglo American Capital PLC (BBB/Baa2)
200,000	6.000	(a)(b)	04/05/54	198,762
Bidvest Group U.K. PLC (NR/Ba2)
200,000	3.625	(a)	09/23/26	194,750
Eskom Holdings SOC Ltd. (BB-/Ba2)
200,000	4.314	(e)	07/23/27	191,180
Transnet SOC Ltd. (BB-/Ba3)
200,000	8.250		02/06/28	202,862

				1,025,154

Turkey – 6.3%
Akbank TAS (NR/B1)
210,000	7.498	(b)	01/20/30	210,525
Anadolu Efes Biracilik Ve Malt Sanayii AS (BB+/NR)
320,000	3.375	(a)	06/29/28	282,112
Limak Cimento Sanayi ve Ticaret AS (NR/B2)
200,000	9.750	(a)	07/25/29	198,000
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (NR/B3)
264,871	9.500	(a)	07/10/36	256,265
Mersin Uluslararasi Liman Isletmeciligi AS (BB/NR)
200,000	8.250	(a)(b)	11/15/28	205,000
Turkiye Garanti Bankasi AS (NR/B2) (5 yr. CMT + 4.090%)
200,000	8.375	(a)(b)(d)	02/28/34	200,687
Yapi ve Kredi Bankasi AS (NR/NR)
310,000	7.250	(b)	03/03/30	304,327

				1,656,916

United Arab Emirates(a) – 2.2%
Adnoc Murban Rsc Ltd. (AA/Aa2)
200,000	5.125	(b)	09/11/54	182,312
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
400,000	4.500	(d)	08/27/25	397,125

				579,437

United Kingdom(a) – 0.8%
Endeavour Mining PLC (BB-/NR)
220,000	5.000		10/14/26	216,484

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

United States(a) – 1.4%
GCC SAB de CV (BBB-/NR)
$200,000	3.614%		04/20/32	$173,218
Las Vegas Sands Corp. (BB+/Baa3)
200,000	3.900		08/08/29	188,122

				361,340

Uzbekistan – 3.0%
Ipoteka-Bank ATIB (BB-/NR)
400,000	5.500		11/19/25	396,875
Navoi Mining & Metallurgical Combinat (BB-/NR)
200,000	6.950	(b)	10/17/31	198,658
Uzbek Industrial & Construction Bank ATB (BB-/NR)
200,000	8.950	(b)	07/24/29	207,875

				803,408

Vietnam(a) – 0.7%
Mong Duong Finance Holdings BV (NR/Ba2)
205,861	5.125		05/07/29	199,171

Zambia(a)(b) – 1.6%
First Quantum Minerals Ltd. (B/NR)
204,000	8.000		03/01/33	206,550
First Quantum Minerals Ltd. (B/NR)
200,000	9.375		03/01/29	210,500

				417,050

TOTAL CORPORATE OBLIGATIONS (Cost $23,898,975)				$24,675,421

Sovereign Debt Obligations – 3.4%

El Salvador(a) – 0.5%
El Salvador Government International Bonds (B-/B3u)
$150,000	7.125%		01/20/50	$119,700

Oman – 0.8%
Oman Government International Bonds (BBB-/Ba1)
200,000	6.500		03/08/47	202,222

Paraguay(a) – 0.6%
Paraguay Government International Bonds (BB+/Baa3)
200,000	5.400		03/30/50	171,235

Uzbekistan – 1.5%
National Bank of Uzbekistan (BB-/NR)
200,000	4.850		10/21/25	197,836
Republic of Uzbekistan International Bonds (BB-/NR)
200,000	7.850	(b)	10/12/28	208,562

				406,398

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $895,749)				$899,555

Shares	Dividend Rate	Value

Investment Company(f) – 1.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
397,110	4.259%	$397,110

(Cost $397,110)

TOTAL INVESTMENTS – 98.0% (Cost $25,191,834)		$25,972,086

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		522,839

NET ASSETS – 100.0%		$26,494,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $191,180, which represents approximately 0.7% of the Fund’s net assets as of March 31, 2025.

(f)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	582,361	EUR	564,473	04/09/25	$(28,293)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	4	06/30/25	$ 828,688	$2,273
20 Year U.S. Treasury Bonds	1	06/18/25	117,281	(213)

Total				$2,060

Short position contracts:
Ultra Long U.S. Treasury Bonds	(1)	06/18/25	(122,250)	1,106

TOTAL FUTURES CONTRACTS				$3,166

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	2.250%(c)	06/18/27	EUR	160	$ 279	$ (227)	$ 506

2.250%(c)	6M EURO(b)	06/18/30		100	842	1,312	(470)

2.250(c)	6M EURO(b)	06/18/32		100	1,964	2,494	(530)

6M EURO(b)	2.500(c)	06/18/35		140	(2,268)	(3,570)	1,302

2.500(c)	6M EURO(b)	06/18/40		110	4,114	4,655	(541)

TOTAL					$ 4,931	$ 4,664	$ 267

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.
(b)	Payments made semi-annually.
(c)	Payments made annually.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
MTN	—Medium Term Note
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
WR	—Withdrawn Rating

Abbreviation:
EURO	—Euro Offered Rate

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments March 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 71.9%

Angola – 1.3%
Angola Government International Bonds (B-/B3)
	$900,000	8.000%		11/26/29	$795,375
	450,000	8.750	(a)	04/14/32	384,750
	1,050,000	9.125		11/26/49	806,400
Angola Government International Bonds (NR/B3)
	327,000	9.500		11/12/25	326,591
	320,000	8.250		05/09/28	297,300
	1,340,000	8.250	(a)	05/09/28	1,244,944
	1,330,000	9.375		05/08/48	1,050,035

					4,905,395

Argentina(b) – 2.3%
Argentina Republic Government International Bonds (CCC/NR)
	908,822	4.125	(c)	07/09/46	558,017
Argentina Republic Government International Bonds (CCC/NR)
EUR	108,079	0.500		07/09/29	87,533
	$44,413	1.000		07/09/29	34,435
	928,116	0.750	(c)	07/09/30	674,740
	2,415,877	4.125	(c)	07/09/35	1,507,507
	4,610,000	5.000	(c)	01/09/38	3,033,380
	5,094,455	3.500	(c)	07/09/41	2,949,689

					8,845,301

Azerbaijan – 0.7%
Republic of Azerbaijan International Bonds (NR/Ba1u)
	3,170,000	3.500		09/01/32	2,780,684

Bahrain – 1.9%
Bahrain Government International Bonds (B+/B2u)
	980,000	7.375	(a)	05/14/30	1,020,102
	1,320,000	5.625	(a)	09/30/31	1,255,237
	450,000	5.625		09/30/31	427,922
	230,000	5.450		09/16/32	213,684
	820,000	5.450	(a)	09/16/32	761,831
Bahrain Government International Bonds (B+/NR)
	2,390,000	6.750		09/20/29	2,433,331
	1,230,000	5.250		01/25/33	1,118,919

					7,231,026

Benin – 0.5%
Benin Government International Bonds (BB-/B1)
	350,000	7.960	(a)	02/13/38	326,812
	400,000	7.960		02/13/38	373,500
Benin Government International Bonds (BB-/B1u)
	720,000	8.375	(a)	01/23/41	681,300
Benin Government International Bonds (BB-/NR)
EUR	530,000	4.875	(a)	01/19/32	507,052

					1,888,664

Bermuda(b) – 0.1%
Bermuda Government International Bonds (A+/A2)
	$580,000	3.375		08/20/50	394,371

Brazil – 2.0%
Brazil Government International Bonds (BB/Ba1)
	1,290,000	6.000		10/20/33	1,253,880

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Brazil (continued)
	$1,040,000	6.125%		03/15/34	$1,012,180
	900,000	6.625		03/15/35	896,400
	1,518,000	5.625		01/07/41	1,338,117
	2,510,000	4.750	(b)	01/14/50	1,765,785
	1,350,000	7.125		05/13/54	1,291,950

					7,558,312

Chile(b) – 1.1%
Chile Government International Bonds (A/A2)
	440,000	4.340		03/07/42	378,180
	390,000	3.500		01/25/50	275,730
	890,000	4.000		01/31/52	676,400
	280,000	5.330		01/05/54	262,640
	904,000	3.100		01/22/61	542,029
	3,200,000	3.250		09/21/71	1,929,600

					4,064,579

Colombia(b) – 2.6%
Colombia Government International Bonds (BB+/Baa2)
	570,000	4.500		03/15/29	536,655
	2,290,000	3.000		01/30/30	1,945,355
	3,130,000	3.125		04/15/31	2,539,213
	1,300,000	3.250		04/22/32	1,014,000
	580,000	7.500		02/02/34	575,940
	720,000	5.625		02/26/44	540,720
	1,380,000	5.000		06/15/45	928,740
	1,230,000	4.125		05/15/51	701,100
	2,320,000	3.875		02/15/61	1,207,560

					9,989,283

Costa Rica – 1.3%
Costa Rica Government International Bonds (BB-/Ba3)
	880,000	6.125		02/19/31	891,000
	2,343,000	6.550	(a)(b)	04/03/34	2,400,403
	470,000	5.625		04/30/43	421,590
	930,000	7.000		04/04/44	944,183
	460,000	7.300	(a)(b)	11/13/54	475,209

					5,132,385

Dominican Republic – 3.4%
Dominican Republic International Bonds (BB/Ba3)
	940,000	5.500	(a)(b)	02/22/29	925,900
	610,000	5.500	(b)	02/22/29	600,850
	2,900,000	4.500	(a)	01/30/30	2,712,950
	190,000	4.500		01/30/30	177,745
	150,000	7.050	(b)	02/03/31	155,100
	2,020,000	7.050	(a)(b)	02/03/31	2,088,680
	940,000	4.875		09/23/32	856,218
	150,000	6.600	(a)(b)	06/01/36	149,400
	980,000	6.600	(b)	06/01/36	976,080
DOP	28,750,000	10.750	(a)(b)	06/01/36	470,872
	$2,419,000	6.950	(a)(b)	03/15/37	2,443,190
	199,000	6.850		01/27/45	196,214
	360,000	6.400	(a)	06/05/49	336,600

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Dominican Republic (continued)
$840,000	5.875%		01/30/60	$707,700

				12,797,499

Ecuador – 1.3%
Ecuador Government International Bonds (B-/NR)
1,462,360	0.000	(a)(d)	07/31/30	701,933
589,000	0.000	(d)	07/31/30	282,720
1,282,817	6.900	(c)	07/31/30	761,993
3,782,467	5.500	(a)(c)	07/31/35	1,857,191
19,000	5.500	(c)	07/31/35	9,329
2,650,000	5.000	(c)	07/31/40	1,179,250

				4,792,416

Egypt – 2.6%
Egypt Government International Bonds (B-/NR)(a)
1,090,000	8.625		02/04/30	1,053,550
270,000	9.450		02/04/33	254,273
Egypt Government International Bonds (B-/Caa1)
1,740,000	7.300		09/30/33	1,430,280
200,000	8.750		09/30/51	152,361
820,000	7.500		02/16/61	544,537
Egypt Government International Bonds (B-/Caa1u)
1,240,000	7.625		05/29/32	1,067,206
700,000	7.625	(a)	05/29/32	602,455
2,530,000	8.700		03/01/49	1,924,698
1,870,000	8.875	(a)	05/29/50	1,443,902
1,850,000	8.875		05/29/50	1,428,459
Egypt Government International Bonds (NR/Caa1)
210,000	8.500		01/31/47	158,621

				10,060,342

El Salvador – 1.1%
El Salvador Government International Bonds (B-/B3)
470,000	9.650	(a)(b)	11/21/54	473,290
El Salvador Government International Bonds (B-/B3u)
380,000	8.625		02/28/29	388,360
630,000	8.250		04/10/32	619,920
610,000	7.650		06/15/35	565,013
810,000	7.625		02/01/41	718,875
830,000	7.125	(b)	01/20/50	662,340
650,000	9.500	(a)(b)	07/15/52	652,600
El Salvador Government International Bonds (B-/NR)
240,000	9.250	(b)	04/17/30	249,374

				4,329,772

Ghana(a) – 1.4%
Ghana Government International Bonds (CCC+/Caa2)
225,672	0.000	(d)	07/03/26	211,233
2,275,526	5.000	(c)	07/03/29	1,977,842
379,494	0.000	(d)	01/03/30	293,634
3,872,244	5.000	(c)	07/03/35	2,731,868

				5,214,577

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Guatemala – 1.8%
Guatemala Government Bonds (BB/Ba1)
$1,400,000	4.375	%(a)	06/05/27	$1,367,240
416,000	5.250	(a)(b)	08/10/29	409,344
470,000	5.250	(b)	08/10/29	462,480
1,270,000	4.900	(b)	06/01/30	1,224,153
220,000	6.050	(a)(b)	08/06/31	220,000
430,000	7.050	(b)	10/04/32	452,440
350,000	7.050	(a)(b)	10/04/32	368,266
200,000	6.550	(a)(b)	02/06/37	199,200
1,090,000	6.125	(a)(b)	06/01/50	978,820
381,000	6.125	(b)	06/01/50	342,138
Guatemala Government Bonds (BB/NR)
1,120,000	4.650	(b)	10/07/41	875,000

				6,899,081

Honduras(a)(b) – 0.1%
Honduras Government International Bonds (BB-/B1)
240,000	8.625		11/27/34	238,800

Hungary – 2.7%
Hungary Government International Bonds (BBB-/Baa2)
210,000	5.250		06/16/29	208,688
990,000	5.250	(a)	06/16/29	983,812
1,770,000	2.125		09/22/31	1,438,125
1,810,000	6.250	(a)	09/22/32	1,860,707
630,000	5.500	(a)	06/16/34	608,737
1,450,000	5.500	(a)	03/26/36	1,385,566
910,000	5.500		03/26/36	869,562
180,000	7.625		03/29/41	202,509
1,960,000	3.125		09/21/51	1,160,585
580,000	6.750	(a)	09/25/52	594,871
200,000	6.750		09/25/52	205,128
Magyar Export-Import Bank Zrt (BBB-/NR)
790,000	6.125	(a)(b)(e)	12/04/27	804,566

				10,322,856

Indonesia – 0.9%
Indonesia Government International Bonds (BBB/Baa2)
926,000	6.625		02/17/37	1,017,674
720,000	4.625		04/15/43	638,280
1,260,000	3.200	(b)	09/23/61	768,600
1,490,000	3.350		03/12/71	917,095

				3,341,649

Iraq(b) – 0.3%
Iraq International Bonds (NR/NR)
1,016,250	5.800		01/15/28	995,290

Israel – 0.1%
State of Israel (A/Baa1)
200,000	3.375		01/15/50	130,250
670,000	3.800		05/13/60	428,378

				558,628

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Ivory Coast – 1.6%
Ivory Coast Government International Bonds (BB/Ba2)
	$770,000	6.375%		03/03/28	$771,209
EUR	990,000	5.250		03/22/30	1,019,973
	$290,000	7.625		01/30/33	281,581
	2,220,000	6.125		06/15/33	1,973,713
	370,000	8.075	(a)	04/01/36	353,350
	680,000	8.250	(a)	01/30/37	651,206
	890,000	8.250		01/30/37	852,314
Ivory Coast Government International Bonds (BB/NR)
	114,467	5.750	(b)(c)	12/31/32	108,357

					6,011,703

Jamaica – 0.3%
Jamaica Government International Bonds (BB-/B1)
	1,060,000	7.875		07/28/45	1,216,880

Jordan – 0.9%
Jordan Government International Bonds (BB-/Ba3)
	1,045,000	5.750		01/31/27	1,021,498
	330,000	7.750		01/15/28	334,333
	480,000	7.500	(a)	01/13/29	478,800
	800,000	5.850	(a)	07/07/30	738,000
	940,000	5.850		07/07/30	867,150

					3,439,781

Kazakhstan(a) – 0.7%
Kazakhstan Government International Bonds (BBB-/Baa1)
	2,660,000	4.714		04/09/35	2,577,540

Kenya – 1.1%
Republic of Kenya Government International Bonds (B-/Caa1u)
	240,000	7.250		02/28/28	230,400
	550,000	9.750	(a)	02/16/31	536,250
	980,000	8.000		05/22/32	877,100
	200,000	8.000	(a)	05/22/32	179,000
	510,000	6.300		01/23/34	395,686
	1,143,000	9.500	(a)	03/05/36	1,037,273
	1,020,000	8.250		02/28/48	801,465

					4,057,174

Lebanon(f) – 0.1%
Lebanon Government International Bonds (NR/NR)
	665,000	7.000		03/20/28	103,075
Lebanon Government International Bonds (D/NR)
	245,000	6.850		03/23/27	37,975
	173,000	6.650		11/03/28	26,815
	585,000	6.850		05/25/29	90,675
Lebanon Government International Bonds (NR/NR)
	270,000	6.750		11/29/27	41,850
	1,083,000	7.150		11/20/31	167,865

					468,255

Mexico – 2.7%
Mexico Bonos (NR/NR)
MXN	60,000,000	8.500		03/01/29	2,899,633

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Mexico (continued)
Mexico Government International Bonds (BBB/Baa2)(b)
	$610,000	6.350%		02/09/35	$610,915
	950,000	6.000		05/07/36	919,125
	1,240,000	4.280		08/14/41	941,160
EUR	1,110,000	2.125		10/25/51	628,027
	$1,250,000	6.338		05/04/53	1,137,500
	4,719,000	3.771		05/24/61	2,755,896
	760,000	3.750		04/19/71	428,260

					10,320,516

Mongolia – 0.7%
Mongolia Government International Bonds (B+/B2u)
	700,000	3.500		07/07/27	646,100
	460,000	3.500	(a)	07/07/27	424,580
	720,000	8.650	(a)	01/19/28	747,270
	400,000	8.650		01/19/28	415,150
	200,000	7.875	(a)	06/05/29	204,500
	420,000	6.625	(a)	02/25/30	411,810

					2,849,410

Morocco – 1.1%
Morocco Government International Bonds (BB+/Ba1u)
	420,000	2.375	(a)	12/15/27	387,975
	270,000	2.375		12/15/27	249,412
	1,030,000	5.950	(a)	03/08/28	1,044,379
EUR	710,000	1.500	(a)	11/27/31	646,423
	$490,000	3.000	(a)	12/15/32	404,539
	280,000	6.500		09/08/33	290,850
	1,230,000	4.000		12/15/50	837,175
Morocco Government International Bonds (BB+/NR)
	510,000	5.500		12/11/42	454,058

					4,314,811

Nigeria – 2.7%
Nigeria Government International Bonds (B-/Caa1)
	1,815,000	6.500		11/28/27	1,741,728
	410,000	6.125	(a)	09/28/28	373,965
	2,080,000	6.125		09/28/28	1,897,189
	1,070,000	8.375		03/24/29	1,033,887
	1,518,000	7.143		02/23/30	1,367,726
	310,000	9.625	(a)	06/09/31	305,045
	1,320,000	7.875		02/16/32	1,171,606
	310,000	10.375	(a)	12/09/34	310,852
	690,000	7.696	(a)	02/23/38	556,619
	980,000	7.625		11/28/47	736,392
	1,215,000	8.250		09/28/51	948,915

					10,443,924

Oman – 2.8%
Oman Government International Bonds (BBB-/Ba1)
	1,500,000	6.500		03/08/47	1,516,665
Oman Government International Bonds (NR/Ba1)
	1,740,000	6.750	(a)	10/28/27	1,803,075
	2,380,000	5.625		01/17/28	2,392,376
	2,100,000	6.000		08/01/29	2,148,783

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Oman (continued)
	$520,000	6.250%		01/25/31	$539,536
	680,000	7.375	(a)	10/28/32	754,800
	1,420,000	6.750	(a)	01/17/48	1,467,925
	250,000	6.750		01/17/48	258,438

					10,881,598

Pakistan – 1.3%
Pakistan Government International Bonds (CCC+/Caa2)
	1,170,000	6.875		12/05/27	1,064,700
	500,000	7.875		03/31/36	393,750
Pakistan Government International Bonds (NR/Caa2)
	320,000	8.250		09/30/25	318,400
	1,840,000	7.375		04/08/31	1,560,320
	1,480,000	8.875		04/08/51	1,161,800
Pakistan Water & Power Development Authority (CCC+/NR)
	590,000	7.500		06/04/31	468,460

					4,967,430

Panama – 1.8%
Panama Government International Bonds (BBB-/Baa3)(b)
	820,000	2.252		09/29/32	596,140
	470,000	6.875		01/31/36	452,375
	1,510,000	4.500		04/16/50	962,625
	460,000	6.853		03/28/54	402,902
	1,530,000	4.500		04/01/56	934,639
	3,101,000	3.870		07/23/60	1,671,439
	570,000	4.500		01/19/63	345,990
Panama Notas del Tesoro (BBB-/Baa3)
	1,460,000	3.750		04/17/26	1,440,059

					6,806,169

Paraguay – 1.4%
Paraguay Government International Bonds (NR/Baa3)
	480,000	6.650	(a)(b)	03/04/55	483,360
Paraguay Government International Bonds (BB+/Baa3)
	140,000	5.000	(a)	04/15/26	139,757
	1,165,000	4.700	(a)	03/27/27	1,153,350
	340,000	4.950	(a)(b)	04/28/31	330,480
	2,509,000	2.739	(a)(b)	01/29/33	2,070,778
	1,390,000	5.400	(b)	03/30/50	1,190,083

					5,367,808

Peru – 1.4%
Peru Government Bonds (BBB/Baa1)
PEN	3,040,000	6.150		08/12/32	829,417
	2,770,000	5.400		08/12/34	685,818
Peru Government International Bonds (BBB-/Baa1)(b)
EUR	580,000	1.250		03/11/33	503,526
	$840,000	5.375		02/08/35	822,360
	1,460,000	2.780		12/01/60	793,510
	330,000	3.600		01/15/72	204,963
	2,910,000	3.230		07/28/21(g)	1,564,125

					5,403,719

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Philippines – 0.1%
Philippines Government International Bonds (BBB+/Baa2)
	$740,000	3.200%		07/06/46	$517,526

Poland – 1.5%
Bank Gospodarstwa Krajowego (NR/A2)
	1,380,000	6.250	(a)(e)	10/31/28	1,444,791
Republic of Poland Government International Bonds (A-/A2)(b)
	290,000	5.125		09/18/34	286,277
	1,530,000	5.375		02/12/35	1,534,590
	690,000	5.500		04/04/53	647,230
	1,840,000	5.500		03/18/54	1,723,712

					5,636,600

Qatar – 0.3%
Qatar Government International Bonds (AA/Aa2)
	400,000	4.400		04/16/50	342,738
	830,000	4.400	(a)	04/16/50	711,180

					1,053,918

Romania – 2.0%
Romania Government International Bonds (BBB-/Baa3)
	1,620,000	6.625	(a)	02/17/28	1,658,345
	450,000	6.625		02/17/28	460,652
	1,050,000	3.000	(a)	02/14/31	877,800
	20,000	3.625	(a)	03/27/32	16,710
	1,540,000	6.375		01/30/34	1,479,940
	1,080,000	5.750		03/24/35	975,780
EUR	140,000	3.375		01/28/50	89,624
	$1,340,000	4.000		02/14/51	816,147
	740,000	7.625	(a)	01/17/53	736,707
	460,000	7.625		01/17/53	457,953

					7,569,658

Rwanda – 0.2%
Rwanda International Government Bonds (B+/B2)
	810,000	5.500		08/09/31	651,734

Saudi Arabia – 1.3%
Saudi Government International Bonds (NR/Aa3)
	810,000	4.500		10/26/46	663,390
	1,160,000	4.625		10/04/47	962,464
	1,270,000	3.250		11/17/51	807,085
	1,360,000	5.000	(a)	01/18/53	1,160,733
	1,450,000	5.750		01/16/54	1,380,907
	200,000	3.750		01/21/55	135,332

					5,109,911

Senegal – 0.5%
Senegal Government International Bonds (B/B3)
EUR	230,000	4.750		03/13/28	215,980
	$1,600,000	7.750		06/10/31	1,334,000
	400,000	6.250		05/23/33	297,000
	200,000	6.750		03/13/48	129,688

					1,976,668

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Serbia – 1.2%
Serbia International Bonds (BBB-/Ba2)
	$2,630,000	2.125%		12/01/30	$2,163,175
EUR	520,000	1.650		03/03/33	438,227
	$880,000	6.500	(a)	09/26/33	904,754
	460,000	6.500		09/26/33	472,940
	480,000	6.000	(a)	06/12/34	474,902
EUR	290,000	2.050		09/23/36	228,030

					4,682,028

South Africa – 3.1%
Republic of South Africa Government Bonds (BB/Ba2)
ZAR	21,180,000	8.500		01/31/37	958,537
	21,040,000	9.000		01/31/40	947,816
	13,380,000	6.500		02/28/41	470,338
Republic of South Africa Government International Bonds (BB-/Ba2)
	$2,600,000	4.850		09/30/29	2,445,950
	660,000	5.875		06/22/30	642,345
	1,290,000	5.875		04/20/32	1,224,694
	590,000	7.100	(a)	11/19/36	572,447
	530,000	6.250		03/08/41	451,162
	1,140,000	5.375		07/24/44	845,025
	430,000	5.000		10/12/46	293,475
	1,130,000	5.750		09/30/49	829,420
	500,000	7.300		04/20/52	440,375
	390,000	7.950	(a)	11/19/54	366,210
Republic of South Africa Government International Bonds (NR/Ba2)
	1,850,000	5.650		09/27/47	1,367,150

					11,854,944

Sri Lanka(a) – 1.3%
Sri Lanka Government International Bonds (CCC+/Caa1)
	804,611	4.000		04/15/28	754,725
	861,204	3.600	(c)	06/15/35	581,313
Sri Lanka Government International Bonds (NR/Caa1)(c)
	750,232	3.100		01/15/30	660,954
	1,635,421	3.350		03/15/33	1,275,628
	747,693	3.600		05/15/36	581,705
	1,295,891	3.600		02/15/38	1,015,979

					4,870,304

Trinidad and Tobago(a)(b) – 0.6%
Trinidad & Tobago Government International Bonds (BBB-/Ba2)
	1,560,000	4.500		06/26/30	1,439,100
	900,000	6.400		06/26/34	880,650

					2,319,750

Turkey – 4.3%
Republic of Turkiye (NR/B1)
	290,000	6.500		01/03/35	268,868
Turkiye Government Bonds (NR/NR)
TRY	21,990,000	36.000		08/12/26	531,677
Turkiye Government International Bonds (NR/B1)
	$1,100,000	7.125		02/12/32	1,081,300

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Turkey (continued)
Turkiye Government International Bonds (NR/B1)
	$1,090,000	5.250%		03/13/30	$1,013,646
	2,200,000	5.950		01/15/31	2,068,550
	1,280,000	5.875		06/26/31	1,190,080
	1,530,000	7.125		07/17/32	1,500,838
	3,310,000	6.500		09/20/33	3,103,953
	1,902,000	7.625		05/15/34	1,910,996
	1,750,000	6.000		01/14/41	1,431,938
	980,000	4.875		04/16/43	681,668
	2,000,000	5.750		05/11/47	1,493,150

					16,276,664

Ukraine – 1.5%
Ukraine Government International Bonds (CC/NR)
	648,000	0.000	(b)(h)	08/01/41	466,560
Ukraine Government International Bonds (CCC+/NR)
	150,000	1.750	(c)	02/01/35	78,000
Ukraine Government International Bonds (CCC+/NR)(c)
	223,742	0.000	(a)	02/01/30	114,108
	1,456,099	0.000	(a)	02/01/34	571,519
	1,697,309	1.750	(a)	02/01/34	899,574
	400,000	1.750		02/01/34	212,000
	706,562	0.000	(a)	02/01/35	388,609
	2,948,223	1.750	(a)	02/01/35	1,533,076
	588,801	0.000	(a)	02/01/36	322,368
	1,800,485	1.750	(a)	02/01/36	922,749
	420,000	1.750		02/01/36	215,250

					5,723,813

United Arab Emirates – 0.4%
Abu Dhabi Government International Bonds (AA/NR)
	360,000	5.500	(a)	04/30/54	361,024
Emirate of Dubai Government International Bonds (NR/NR)
	1,890,000	3.900		09/09/50	1,365,525

					1,726,549

Uruguay – 1.0%
Oriental Republic of Uruguay (BBB+/NR)
	520,000	5.250	(b)	09/10/60	474,240
Uruguay Government International Bonds (BBB+/Baa1)
	1,925,920	5.750	(b)	10/28/34	2,008,735
	1,410,000	4.975		04/20/55	1,259,130

					3,742,105

Uzbekistan – 1.5%
National Bank of Uzbekistan (BB-/NR)
	1,560,000	4.850		10/21/25	1,543,121
Republic of Uzbekistan International Bonds (NR/Ba3)
UZS	9,450,000,000	15.500	(a)	02/25/28	738,482
Republic of Uzbekistan International Bonds (BB-/Ba3)
EUR	310,000	5.375	(a)	05/29/27	338,766
Republic of Uzbekistan International Bonds (BB-/NR)
	$550,000	7.850	(a)	10/12/28	573,546
	1,120,000	5.375		02/20/29	1,067,718
	600,000	3.700	(a)	11/25/30	508,406

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Uzbekistan (continued)
$1,000,000	3.700%		11/25/30	$847,344

				5,617,383

Venezuela(f) – 0.4%
Venezuela Government International Bonds (NR/Cu)
2,310,000	7.650		04/21/25	403,095
176,000	11.750		10/21/26	36,344
3,721,000	9.250		05/07/28	706,990
1,920,000	11.950		08/05/31	386,880

				1,533,309

Vietnam(b)(e) – 0.1%
Viet Nam Debt & Asset Trading Corp. (NR/NR)
280,000	1.000		10/10/25	268,212

Zambia – 0.5%
Zambia Government International Bonds (CCC+/Caa2u)
521,378	5.750	(c)	06/30/33	453,517
2,167,926	0.500		12/31/53	1,312,950

				1,766,467

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $280,557,913)				$274,365,171

Corporate Obligations – 25.0%

Angola(a)(b) – 0.2%
Azule Energy Finance PLC (NR/B2)
$930,000	8.125%		01/23/30	$928,512

Argentina(a)(b) – 0.1%
YPF SA (NR/NR)
520,000	8.250		01/17/34	516,360

Australia(b) – 0.3%
Santos Finance Ltd. (BBB-/Baa3)
363,000	6.875		09/19/33	390,472
Santos Finance Ltd. (BBB-/NR)
680,000	5.250		03/13/29	681,020

				1,071,492

Bermuda(a)(b) – 0.3%
Tengizchevroil Finance Co. International Ltd. (BB+/Baa2)
1,280,000	2.625		08/15/25	1,261,440

Brazil – 2.0%
Banco Bradesco SA (NR/Ba1)
490,000	6.500	(a)	01/22/30	503,206
Banco do Brasil SA (B-/NR) (10 yr. CMT + 4.398%)
310,000	8.748	(b)(h)	10/15/25	314,941
Brazil Minas SPE via State of Minas Gerais (BB/NR)
1,050,000	5.333	(a)(e)	02/15/28	1,039,500
BRF SA (NR/Ba2)
860,000	4.875	(b)	01/24/30	813,560
Itau Unibanco Holding SA (NR/Ba3) (5 yr. CMT + 3.446%)
200,000	3.875	(b)(h)	04/15/31	197,375

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Brazil (continued)
Petrobras Global Finance BV (BB/Ba1)
$650,000	6.000	%(b)	01/13/35	$619,125
Raizen Fuels Finance SA (BBB/NR)(a)(b)
300,000	6.700		02/25/37	299,565
200,000	6.950		03/05/54	195,026
Raizen Fuels Finance SA (BBB/NR)(b)
500,000	5.700	(a)	01/17/35	473,525
200,000	5.700		01/17/35	189,410
Rede D’or Finance SARL (BB+/NR)
330,000	4.950	(b)	01/17/28	323,503
Sitios Latinoamerica SAB de CV (NR/Baa3)
780,000	5.375	(b)	04/04/32	745,875
Vale Overseas Ltd. (BBB-/Baa2)(b)
1,570,000	6.125		06/12/33	1,608,465
150,000	6.400		06/28/54	147,825

				7,470,901

Chile – 1.3%
Banco del Estado de Chile (BBB-/Baa3)(b)(h)
(5 yr. CMT + 3.228%)
600,000	7.950	(a)	05/02/29	628,200
(5 yr. CMT + 3.228%)
910,000	7.950		05/02/29	952,770
Corp. Nacional del Cobre de Chile (BBB+/Baa1)
480,000	6.330	(a)(b)	01/13/35	494,400
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	364,838
GNL Quintero SA (BBB+/Baa2)
561,376	4.634		07/31/29	554,639
Inversiones CMPC SA (BBB/Baa3)(b)
200,000	3.850		01/13/30	186,684
540,000	6.125	(a)	06/23/33	549,617
Inversiones CMPC SA (BBB/NR)
200,000	6.125	(a)(b)	02/26/34	202,800
Latam Airlines Group SA (BBB-/Ba2)(b)
980,000	7.875	(a)	04/15/30	973,385
130,000	7.875		04/15/30	129,123

				5,036,456

China – 0.2%
China Aoyuan Group Ltd. (NR/NR)
8,063	0.000	(b)(d)	09/30/28	116
90,223	0.000	(c)	12/31/99	677
(5.500% PIK, 0.000% Cash)
34,932	5.500	(i)	09/30/31	419
Easy Tactic Ltd. (NR/NR) (PIK 7.500%, Cash 6.500%)
441,612	6.500	(b)(i)	07/11/28	13,800
Fantasia Holdings Group Co. Ltd. (NR/NR)
340,000	10.875	(b)(f)	03/02/24	8,500
Fantasia Holdings Group Co. Ltd. (NR/WR)
200,000	11.875	(b)(f)	06/01/23	5,000
Meituan (BBB+/Baa1)
250,000	3.050	(b)	10/28/30	227,162
Meituan (NR/Baa1)
400,000	0.000	(d)(j)	04/27/28	387,520

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

China (continued)
Redsun Properties Group Ltd. (NR/WR)
$220,000	9.700	%(b)(f)	04/16/23	$2,200
Yuzhou Group Holdings Co. Ltd. (NR/WR) (-1X 5 yr. CMT + 8.527%)
2,020,000	5.375	(b)(f)(h)	09/29/25	40,400

				685,794

Colombia – 1.0%
Banco de Bogota SA (NR/Ba2)
350,000	6.250	(a)	05/12/26	351,554
660,000	6.250		05/12/26	662,930
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
550,000	8.625	(b)(h)	12/24/34	581,488
Ecopetrol SA (BB+/Ba1)(b)
590,000	8.625		01/19/29	626,580
210,000	6.875		04/29/30	207,648
650,000	4.625		11/02/31	541,125
815,000	7.750		02/01/32	797,885

				3,769,210

Ghana(a)(b) – 0.3%
Kosmos Energy Ltd. (B/B3u)
730,000	7.750		05/01/27	700,574
310,000	8.750		10/01/31	286,945

				987,519

Guatemala(b) – 0.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
1,000,000	5.250		04/27/29	959,000

Hong Kong(i) – 0.0%
Add Hero Holdings Ltd. (NR/NR)
(PIK 8.500%, Cash 7.500%)
61,691	8.500		09/30/29	4,627
(PIK 9.000%, Cash 8.000%)
47,682	9.000		09/30/30	1,192
(PIK 9.800%, Cash 8.800%)
62,462	9.800		09/30/31	1,405

				7,224

India – 0.8%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
262,000	3.949		02/12/30	223,119
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
370,000	4.200	(b)	08/04/27	347,303
270,000	4.375		07/03/29	242,325
CA Magnum Holdings (NR/B1)
1,030,000	5.375	(b)	10/31/26	1,011,666
JSW Hydro Energy Ltd. (NR/Ba1)
656,375	4.125	(b)	05/18/31	587,521
Reliance Industries Ltd. (BBB+/Baa2)
770,000	2.875	(a)	01/12/32	669,900

				3,081,834

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Indonesia – 0.9%
Bank Negara Indonesia Persero Tbk. PT (NR/Ba3) (5 yr. CMT + 3.466%)
$278,000	4.300	%(b)(h)	03/24/27	$262,710
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)
380,000	6.530		11/15/28	397,328
270,000	5.450	(b)	05/15/30	271,512
560,000	5.800	(a)(b)	05/15/50	517,670
Pertamina Geothermal Energy PT (NR/Baa3)
330,000	5.150	(a)(b)	04/27/28	329,588
Pertamina Persero PT (BBB/Baa2)
330,000	6.500		05/27/41	338,250
920,000	6.000		05/03/42	893,205
Pertamina Persero PT (NR/Baa2)
620,000	4.150	(b)	02/25/60	433,302

				3,443,565

Jamaica(b) – 0.3%
Kingston Airport Revenue Finance Ltd. (BB/Ba3)
1,020,000	6.750	(a)	12/15/36	1,024,131
200,000	6.750		12/15/36	200,810

				1,224,941

Kazakhstan(a)(b) – 0.4%
KazMunayGas National Co. JSC (NR/Baa1)
1,840,000	3.500		04/14/33	1,550,200

Kuwait(b)(h) – 0.1%
NBK Tier 1 Ltd. (NR/Baa3) (6 yr. CMT + 2.875%)
220,000	3.625		08/24/26	212,575

Luxembourg(b) – 0.1%
Rede D’or Finance SARL (BB+/NR)
256,000	4.500	(a)	01/22/30	237,760
302,000	4.500		01/22/30	280,483

				518,243

Malaysia(b) – 0.8%
Petronas Capital Ltd. (A-/A2)
920,000	3.500		04/21/30	866,640
1,130,000	5.340	(a)	04/03/35	1,137,707
1,020,000	4.550	(a)	04/21/50	867,000

				2,871,347

Mexico – 5.0%
Banco Mercantil del Norte SA (BB-/Ba2)(a)(b)(h)
(10 yr. CMT + 4.299%)
1,100,000	8.750		05/20/35	1,092,300
(5 yr. CMT + 4.643%)
790,000	5.875		01/24/27	762,832
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
550,000	5.125	(a)(b)(h)	01/18/33	520,300
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (NR/A3)
230,000	5.250	(a)(b)	09/10/29	229,448

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Mexico (continued)
Bimbo Bakeries USA, Inc. (BBB+/Baa1)(a)(b)
	$1,260,000	6.050%		01/15/29	$1,303,470
	340,000	6.400		01/15/34	361,434
	340,000	5.375		01/09/36	335,872
Cemex SAB de CV (BB/NR)(b)(h)
(5 yr. CMT + 5.157%)
	760,000	9.125	(a)	03/14/28	773,528
(5 yr. CMT + 5.157%)
	200,000	9.125		03/14/28	203,560
Cemex SAB de CV (BBB-/NR)
	400,000	5.450	(b)	11/19/29	397,625
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)(b)
	248,563	7.250	(a)	01/31/41	245,828
	715,860	7.250		01/31/41	707,986
Mexico City Airport Trust (BBB/Baa3)(b)
	620,000	4.250	(a)	10/31/26	609,088
	1,310,000	3.875	(a)	04/30/28	1,250,238
	280,000	5.500	(a)	10/31/46	229,040
	522,000	5.500		10/31/46	426,996
	1,109,000	5.500		07/31/47	911,465
Petroleos Mexicanos (BBB/B3)
	514,000	6.490	(b)	01/23/27	502,769
	180,000	6.500		03/13/27	175,302
	440,000	5.350		02/12/28	407,660
	360,000	6.500		01/23/29	338,274
	320,000	8.750	(b)	06/02/29	318,368
	330,000	6.840	(b)	01/23/30	300,927
	654,000	5.950	(b)	01/28/31	553,905
	170,000	6.700	(b)	02/16/32	149,158
	240,000	6.375		01/23/45	162,348
	370,000	5.625		01/23/46	233,470
	3,020,000	6.750		09/21/47	2,062,509
	1,850,000	6.350		02/12/48	1,220,815
	453,000	7.690	(b)	01/23/50	338,323
	2,683,000	6.950	(b)	01/28/60	1,818,806

					18,943,644

Morocco(b) – 0.9%
OCP SA (BB+/Baa3)
	1,190,000	6.750	(a)	05/02/34	1,221,237
	1,320,000	7.500		05/02/54	1,351,350
OCP SA (BB+/NR)
	1,150,000	5.125		06/23/51	874,966

					3,447,553

Netherlands – 0.5%
Minejesa Capital BV (NR/Baa3)
	292,078	4.625		08/10/30	283,462
MV24 Capital BV (BB+/NR)
	759,621	6.748	(a)	06/01/34	732,396
NE Property BV (BBB/NR)(b)
EUR	530,000	1.875		10/09/26	563,002

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Netherlands (continued)
EUR	450,000	3.375%		07/14/27	$486,337

					2,065,197

Nigeria(a)(b) – 0.2%
IHS Holding Ltd. (B+/NR)
	$400,000	6.250		11/29/28	385,500
	360,000	8.250		11/29/31	356,958

					742,458

Norway(b) – 0.3%
DNO ASA (NR/NR)
	1,000,000	8.500		03/27/30	998,800

Panama(a) – 1.2%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)(b)
	940,000	4.000		08/11/41	701,240
	2,130,000	5.125		08/11/61	1,501,650
Autoridad del Canal de Panama (BBB+/A3)
	380,000	4.950		07/29/35	362,839
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)
	1,970,000	2.375	(b)	09/14/25	1,944,489

					4,510,218

Peru(a) – 0.4%
Atlantica Transmision Sur SA (BBB-/NR)
	697,312	6.875		04/30/43	733,914
Kallpa Generacion SA (NR/Baa3)
	310,000	5.875	(b)	01/30/32	315,316
Niagara Energy SAC (BBB-/Baa3)
	610,000	5.746	(b)	10/03/34	603,290

					1,652,520

Qatar(a)(b) – 0.0%
QatarEnergy (AA/Aa2)
	207,000	3.300		07/12/51	142,766

Saudi Arabia – 0.5%
EIG Pearl Holdings SARL (NR/Aa3)
	943,010	3.545		08/31/36	828,376
Saudi Arabian Oil Co. (NR/Aa3)
	1,030,000	5.750	(a)(b)	07/17/54	969,477

					1,797,853

Serbia(b) – 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade (BB-/NR)
	200,000	7.000		10/28/29	199,418
Telecommunications Co. Telekom Srbija AD Belgrade (BB-/NR)
	420,000	7.000	(a)	10/28/29	418,778

					618,196

South Africa – 1.3%
Eskom Holdings SOC Ltd. (BB-/Ba2)(e)
	1,920,000	4.314		07/23/27	1,835,328
	520,000	6.350		08/10/28	517,078
Sasol Financing USA LLC (BB+/Ba1)
	1,110,000	4.375	(b)	09/18/26	1,072,093

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

South Africa (continued)
Transnet SOC Ltd. (BB-/Ba3)
$1,260,000	8.250	%(a)	02/06/28	$1,278,031
350,000	8.250		02/06/28	355,008

				5,057,538

Thailand(b)(h) – 0.2%
Bangkok Bank PCL (NR/Baa3) (5 yr. CMT + 1.900%)
470,000	3.733		09/25/34	434,031
(5 yr. CMT + 2.150%)
200,000	3.466		09/23/36	176,038

				610,069

Turkey(a) – 0.8%
Akbank TAS (NR/B1)
1,230,000	7.498		01/20/30	1,233,075
Turkiye Garanti Bankasi AS (NR/B2) (5 yr. CMT + 4.090%)
950,000	8.375	(b)(h)	02/28/34	953,266
Yapi ve Kredi Bankasi AS (NR/NR)
630,000	7.250		03/03/30	618,471
Yapi ve Kredi Bankasi AS (NR/B3) (5 yr. CMT + 5.278%)
370,000	9.250	(b)(h)	01/17/34	380,870

				3,185,682

United Arab Emirates – 2.5%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
2,280,000	4.600	(a)	11/02/47	2,048,580
Adnoc Murban Rsc Ltd. (AA/Aa2)
760,000	5.125	(a)(b)	09/11/54	692,785
DP World Ltd. (NR/Baa2)
2,401,000	5.625		09/25/48	2,292,955
1,170,000	4.700	(b)	09/30/49	1,000,716
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
375,967	2.160	(a)	03/31/34	329,869
147,438	2.160		03/31/34	129,361
580,000	2.625		03/31/36	488,302
2,010,000	3.250		09/30/40	1,560,303
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
1,140,000	4.500	(a)(b)(h)	08/27/25	1,131,806

				9,674,677

Uzbekistan(a) – 0.3%
Navoi Mining & Metallurgical Combinat (BB-/NR)
520,000	6.700		10/17/28	522,860
610,000	6.950		10/17/31	605,907

				1,128,767

Venezuela(f) – 1.2%
Petroleos de Venezuela SA (NR/NR)
13,100,000	6.000		05/16/24	1,794,700
77,934	6.000		11/15/26	10,794
2,570,000	5.375		04/12/27	349,520
15,600,000	5.375		04/12/27	2,121,600
2,180,000	5.500		04/12/37	292,120

				4,568,734

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations (continued)

Zambia(a)(b) – 0.2%
First Quantum Minerals Ltd. (B/NR)
$600,000	8.625%	06/01/31	$612,750

TOTAL CORPORATE OBLIGATIONS (Cost $105,761,594)			$95,354,035

Shares		Description	Value

Common Stocks(a) – 0.0%

China – 0.0%
224,816	Sunac Services Holdings Ltd. Real Estate Management & Development		$49,973

(Cost $386,761)

Shares		Dividend Rate	Value

Investment Company(k) – 0.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
660,916		4.259%	$660,916

(Cost $660,916)

TOTAL INVESTMENTS – 97.1% (Cost $387,367,184)			$370,430,095

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%			11,243,162

NET ASSETS – 100.0%			$381,673,257

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $5,909,475, which represents approximately 1.6% of the Fund’s net assets as of March 31, 2025.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is July 28, 2121.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(i)	Pay-in-kind securities.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on March 31, 2025.

(k)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	3,080,985	NZD	3,382,938	04/04/25	$4,401
	AUD	1,508,378	USD	926,748	04/07/25	15,815
	AUD	3,332,005	USD	2,081,377	06/18/25	1,983
	BRL	13,056,183	USD	2,264,710	04/02/25	22,200
	BRL	964,963	USD	167,641	04/10/25	1,102
	BRL	2,891,858	USD	501,536	04/22/25	3,167
	BRL	5,442,474	USD	923,677	05/05/25	23,795
	BRL	184,739	USD	31,253	06/18/25	585
	CAD	1,607,983	USD	1,120,657	06/18/25	1,120
	CHF	248,541	USD	283,036	06/18/25	531
	CLP	502,838,569	USD	528,114	04/21/25	1,410
	CNH	2,244,324	USD	308,794	04/11/25	366
	CNH	3,826,930	USD	524,956	04/22/25	2,652
	CNH	5,173,301	USD	714,248	05/19/25	273
	CNH	1,290,903	USD	178,480	06/18/25	148
	CNH	9,833,641	USD	1,346,115	07/10/25	16,622
	CNH	9,983,292	USD	1,367,762	07/14/25	16,103
	COP	724,648,193	USD	172,700	04/14/25	251
	COP	693,257,367	USD	164,728	04/25/25	491
	COP	2,082,890,425	USD	494,631	05/12/25	577
	EUR	134,701	CHF	128,801	04/01/25	55
	EUR	1,362,073	CHF	1,298,058	04/04/25	5,189
	EUR	1,520,806	PLN	6,351,630	04/04/25	5,021
	EUR	4,749,184	USD	5,043,772	04/04/25	92,590
	EUR	3,584,283	USD	3,800,017	04/07/25	77,084
	EUR	2,608,153	USD	2,819,413	04/10/25	2,272
	EUR	1,641,641	USD	1,724,544	04/28/25	53,241
	EUR	2,116,215	USD	2,208,648	05/06/25	84,125
	EUR	1,593,276	USD	1,659,397	05/12/25	67,415
	EUR	5,133,985	USD	5,457,815	06/18/25	118,200
	EUR	1,197,486	USD	1,298,075	06/30/25	3,426
	GBP	659,132	USD	849,401	04/04/25	2,023
	GBP	1,401,758	USD	1,783,703	04/28/25	26,904
	GBP	1,043,347	USD	1,325,662	05/27/25	21,990
	GBP	746,976	USD	952,572	06/18/25	12,265
	HUF	340,914,839	USD	886,266	06/18/25	25,147
	INR	67,676,700	USD	777,000	04/07/25	14,402
	INR	127,804,005	USD	1,451,812	06/17/25	34,923
	INR	131,673,510	USD	1,509,574	06/18/25	22,083

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	MXN	13,660,437	USD	663,934	04/21/25	$1,670
	MXN	6,309,552	USD	297,729	06/18/25	7,373
	NOK	18,838,751	USD	1,716,872	06/18/25	73,721
	NZD	2,209,450	USD	1,229,780	04/07/25	24,810
	NZD	2,046,167	USD	1,154,857	04/22/25	7,500
	NZD	2,039,441	USD	1,143,923	05/05/25	15,005
	PLN	3,085,790	EUR	735,849	04/04/25	805
	PLN	698,509	USD	175,536	06/18/25	4,278
	SEK	21,118,215	USD	1,989,905	06/18/25	120,868
	SGD	529,013	USD	393,924	06/18/25	1,440
	USD	766,462	AUD	1,212,733	04/04/25	8,661
	USD	533,488	AUD	836,975	04/07/25	10,475
	USD	763,698	AUD	1,214,547	04/22/25	4,653
	USD	2,775,217	AUD	4,402,207	06/18/25	22,705
	USD	133,942	BRL	760,323	04/02/25	765
	USD	335,535	BRL	1,924,690	05/05/25	468
	USD	100,301	CAD	143,581	04/07/25	492
	USD	340,723	CAD	485,353	06/17/25	2,143
	USD	2,346,383	CAD	3,355,604	06/18/25	5,415
	USD	141,779	CAD	200,380	09/17/25	1,387
	USD	1,366,850	CHF	1,189,610	06/18/25	9,588
	USD	303,504	CHF	262,352	09/17/25	1,047
	USD	168,081	CLP	159,391,032	04/07/25	221
	USD	232,370	CLP	215,267,763	04/21/25	5,678
	USD	164,640	CLP	151,501,590	04/28/25	5,103
	USD	534,669	CLP	498,129,893	06/18/25	10,375
	USD	1,409,436	CNH	10,223,441	04/11/25	1,136
	USD	655,733	CNH	4,729,799	04/24/25	3,549
	USD	474,651	CNH	3,432,203	05/19/25	605
	USD	6,310,035	CNH	45,450,834	06/18/25	20,797
	USD	187,960	CNH	1,346,215	09/17/25	496
	USD	168,194	COP	695,987,062	04/03/25	1,838
	USD	174,293	COP	721,067,286	04/04/25	1,966
	USD	168,900	COP	696,204,646	04/07/25	2,584
	USD	173,863	COP	720,858,283	04/08/25	1,680
	USD	166,086	COP	683,943,219	04/10/25	2,764
	USD	330,584	COP	1,373,083,941	04/14/25	2,871
	USD	110,924	COP	457,645,967	04/16/25	1,727
	USD	164,904	COP	674,293,683	04/21/25	4,120
	USD	330,813	COP	1,375,213,490	04/28/25	3,196
	USD	31,243	COP	130,310,610	06/18/25	412
	USD	396,918	EUR	365,816	04/04/25	1,278
	USD	1,933,357	EUR	1,774,791	04/10/25	13,261
	USD	1,891,072	EUR	1,742,924	04/14/25	5,043
	USD	2,606,158	EUR	2,401,989	04/17/25	6,525
	USD	13,334,381	EUR	12,169,505	06/18/25	117,100
	USD	498,541	EUR	453,972	09/17/25	2,917
	USD	2,887,886	GBP	2,229,876	04/04/25	7,474
	USD	1,407,337	GBP	1,087,587	04/28/25	2,536
	USD	1,598,901	GBP	1,234,581	06/18/25	4,248
	USD	114,299	GBP	88,495	09/17/25	24

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	2,252,908	HUF	831,518,387	06/18/25	$29,899
	USD	367,005	ILS	1,326,608	06/18/25	9,562
	USD	435,709	INR	37,424,509	06/18/25	378
	USD	961,900	JPY	141,260,053	06/18/25	11,770
	USD	243,091	JPY	35,524,341	09/17/25	1,871
	USD	360,578	KRW	521,720,366	04/10/25	6,453
	USD	203,047	KRW	296,875,267	04/24/25	1,389
	USD	926,052	KRW	1,329,423,836	06/18/25	20,413
	USD	213,144	KRW	306,375,317	09/17/25	3,421
	USD	477,807	MXN	9,582,265	04/04/25	9,821
	USD	337,236	MXN	6,842,523	04/21/25	3,835
	USD	3,171,795	MXN	64,476,339	06/18/25	54,008
	USD	715,859	NZD	1,243,946	04/04/25	9,553
	USD	325,150	NZD	565,573	04/07/25	4,002
	USD	1,920,960	NZD	3,344,290	04/22/25	21,184
	USD	575,877	NZD	987,951	04/24/25	14,625
	USD	784,846	NZD	1,363,763	05/05/25	9,877
	USD	1,738,352	NZD	3,032,970	05/20/25	14,249
	USD	1,311,948	NZD	2,278,174	06/18/25	15,991
	USD	1,574,518	PEN	5,741,479	06/30/25	15,223
	USD	345,525	PLN	1,338,263	06/18/25	1,022
	USD	308,000	SEK	3,078,583	06/18/25	295
	USD	1,000,413	SGD	1,338,090	04/04/25	4,256
	USD	386,000	SGD	511,558	06/18/25	3,681
	USD	1,198,520	THB	40,339,801	06/18/25	2,787
	USD	1,708,535	TRY	68,194,101	06/18/25	79,029
	USD	1,869,401	TWD	61,485,229	04/07/25	20,082
	USD	1,456,120	TWD	47,733,899	04/10/25	20,065
	USD	1,020,180	TWD	33,473,432	04/14/25	12,828
	USD	2,762,454	TWD	91,408,099	04/15/25	11,390
	USD	310,574	TWD	10,224,082	04/17/25	2,816
	USD	774,000	TWD	25,514,910	04/21/25	5,725
	USD	154,000	TWD	5,093,088	04/24/25	607
	USD	232,000	TWD	7,670,662	04/28/25	902
	USD	611,000	TWD	20,232,626	05/02/25	1,256
	USD	1,831,045	TWD	60,387,879	06/03/25	7,065
	USD	460,114	TWD	15,152,860	06/18/25	1,964

TOTAL						$1,772,034

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	740,378	NZD	815,213	04/04/25	$(234)
	AUD	2,082,496	USD	1,306,863	04/04/25	(5,572)
	AUD	1,501,505	USD	947,484	04/07/25	(9,217)
	AUD	2,932,634	USD	1,860,500	04/22/25	(27,717)
	AUD	803,977	USD	508,794	06/18/25	(6,102)
	AUD	446,674	USD	284,214	09/17/25	(4,721)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	BRL	1,224,619	USD	216,000	04/02/25	$(1,496)
	CAD	227,446	USD	159,300	04/04/25	(1,216)
	CAD	3,666,319	USD	2,575,345	06/18/25	(17,615)
	CHF	128,801	EUR	135,289	04/01/25	(692)
	CHF	1,395,552	EUR	1,464,256	04/04/25	(5,450)
	CHF	2,382,584	USD	2,729,782	06/18/25	(11,420)
	CLP	136,541,385	USD	147,344	04/07/25	(3,548)
	CLP	152,275,397	USD	164,640	04/28/25	(4,288)
	CLP	308,413,134	USD	326,225	05/02/25	(1,463)
	CLP	479,070,322	USD	516,992	05/12/25	(12,573)
	CLP	155,508,109	USD	164,941	06/18/25	(1,265)
	CNH	13,823,398	USD	1,910,894	04/22/25	(5,101)
	CNH	9,260,118	USD	1,278,969	04/24/25	(2,109)
	CNH	12,955,398	USD	1,799,074	06/18/25	(6,377)
	CNH	4,257,521	USD	590,093	07/10/25	(89)
	CNH	5,026,801	USD	697,198	07/14/25	(393)
	CNH	3,425,481	USD	478,185	07/23/25	(3,052)
	CNH	4,592,628	USD	642,311	09/17/25	(2,776)
	CNH	2,213,009	USD	310,149	09/22/25	(1,874)
	COP	695,774,047	USD	167,568	04/03/25	(1,264)
	COP	716,876,704	USD	172,700	04/04/25	(1,375)
	COP	698,375,766	USD	168,081	04/07/25	(1,246)
	COP	721,218,921	USD	174,293	04/08/25	(2,024)
	COP	685,936,254	USD	166,086	04/10/25	(2,288)
	COP	651,259,211	USD	157,093	04/14/25	(1,658)
	COP	643,381,731	USD	155,727	04/16/25	(2,213)
	COP	3,331,574,470	USD	809,265	04/21/25	(14,856)
	COP	682,926,098	USD	164,640	04/28/25	(1,947)
	CZK	126,952,965	USD	5,541,028	06/18/25	(31,542)
	EUR	863,488	GBP	724,745	04/04/25	(2,295)
	EUR	686,956	PLN	2,881,125	04/04/25	(847)
	EUR	1,273,038	USD	1,392,831	04/14/25	(15,268)
	EUR	2,525,232	USD	2,745,574	04/17/25	(12,558)
	EUR	1,866,918	USD	2,026,540	04/24/25	(5,235)
	EUR	1,320,565	USD	1,434,661	05/06/25	(3,921)
	EUR	3,787,789	USD	4,135,147	06/18/25	(21,235)
	EUR	628,063	USD	687,709	09/17/25	(2,020)
	EUR	634,763	USD	699,064	09/19/25	(5,982)
	GBP	2,685,269	EUR	3,219,588	04/04/25	(13,407)
	GBP	296,597	EUR	354,000	05/02/25	(341)
	GBP	453,161	USD	587,297	04/28/25	(1,963)
	GBP	1,323,046	USD	1,715,847	06/18/25	(6,928)
	HUF	610,919,813	USD	1,657,138	06/18/25	(23,885)
	ILS	5,673,538	USD	1,570,115	06/18/25	(41,428)
	INR	26,308,987	USD	306,069	06/18/25	(37)
	JPY	236,915,394	USD	1,622,684	06/18/25	(29,167)
	JPY	14,219,058	USD	96,973	09/17/25	(422)
	KRW	585,149,818	USD	403,105	04/10/25	(5,927)
	KRW	883,302,004	USD	604,430	06/11/25	(2,926)
	KRW	2,828,381,016	USD	1,954,493	06/18/25	(27,723)
	MXN	6,664,976	USD	329,522	04/04/25	(4,013)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	MXN	15,164,557	USD	745,187	05/14/25	$(8,623)
	MXN	6,152,766	USD	302,581	06/18/25	(5,060)
	NOK	3,234,323	USD	308,000	06/18/25	(583)
	NZD	5,924,681	AUD	5,388,000	04/04/25	(2,795)
	NZD	3,155,083	USD	1,796,665	04/04/25	(5,226)
	NZD	1,527,374	USD	872,436	04/07/25	(5,149)
	NZD	3,277,881	USD	1,893,343	04/22/25	(31,292)
	NZD	5,042,837	USD	2,894,202	04/24/25	(29,381)
	NZD	2,314,861	USD	1,339,339	05/05/25	(23,902)
	NZD	4,921,383	USD	2,844,996	05/20/25	(47,417)
	NZD	590,539	USD	343,791	06/17/25	(7,867)
	NZD	4,217,720	USD	2,412,374	06/18/25	(13,090)
	PEN	5,730,615	USD	1,574,518	04/07/25	(14,912)
	PLN	3,331,655	EUR	799,151	04/04/25	(4,184)
	PLN	4,886,992	USD	1,263,538	06/18/25	(5,500)
	PLN	1,343,371	USD	345,525	09/17/25	(979)
	SEK	39,560,339	EUR	3,653,999	04/04/25	(15,293)
	SEK	3,425,243	USD	342,598	06/18/25	(244)
	SGD	1,042,902	USD	780,131	04/04/25	(3,729)
	SGD	2,128,478	USD	1,599,179	06/18/25	(8,436)
	TRY	73,211,872	USD	1,955,445	04/10/25	(53,916)
	TRY	74,888,650	USD	1,888,948	06/18/25	(99,475)
	TWD	61,794,445	USD	1,886,840	04/07/25	(28,221)
	TWD	47,745,067	USD	1,447,543	04/10/25	(11,151)
	TWD	33,515,091	USD	1,010,701	04/14/25	(2,094)
	TWD	65,641,670	USD	1,985,658	04/15/25	(10,074)
	TWD	5,430,585	USD	164,728	04/24/25	(1,170)
	TWD	40,014,685	USD	1,226,316	06/03/25	(17,696)
	TWD	25,291,330	USD	769,000	06/18/25	(4,311)
	TWD	40,420,591	USD	1,227,843	06/30/25	(4,719)
	USD	511,011	AUD	822,089	04/22/25	(2,763)
	USD	2,346,070	BRL	13,517,946	04/02/25	(21,721)
	USD	166,086	BRL	964,131	04/10/25	(2,512)
	USD	666,091	BRL	3,899,963	04/22/25	(14,552)
	USD	613,006	BRL	3,540,706	05/05/25	(3,390)
	USD	497,940	CAD	715,847	06/18/25	(1,457)
	USD	171,295	CAD	245,746	09/17/25	(882)
	USD	1,252,090	CHF	1,110,186	06/18/25	(14,554)
	USD	351,554	CLP	334,679,722	05/12/25	(834)
	USD	2,454,062	CNH	17,915,789	04/22/25	(15,937)
	USD	1,119,719	CNH	8,116,908	06/18/25	(3,454)
	USD	857,456	COP	3,599,602,135	04/21/25	(864)
	USD	3,846,315	CZK	90,755,271	06/18/25	(92,268)
	USD	9,802,165	EUR	9,102,424	04/04/25	(42,337)
	USD	1,660,979	EUR	1,536,805	04/07/25	(1,375)
	USD	862,441	EUR	799,519	04/24/25	(3,195)
	USD	781,265	EUR	728,452	04/28/25	(7,599)
	USD	848,322	EUR	800,886	05/12/25	(19,689)
	USD	2,246,483	EUR	2,119,212	06/18/25	(55,189)
	USD	164,032	EUR	150,646	09/19/25	(455)
	USD	345,524	GBP	268,508	06/17/25	(1,296)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	1,691,241	GBP	1,312,137	06/18/25	$(3,587)
	USD	345,111	GBP	267,973	09/17/25	(927)
	USD	782,564	INR	67,771,904	04/07/25	(9,951)
	USD	1,441,626	INR	126,449,023	06/17/25	(29,348)
	USD	369,406	INR	32,484,587	06/18/25	(8,463)
	USD	342,770	INR	30,147,067	09/17/25	(6,018)
	USD	1,402,198	JPY	212,433,016	08/05/25	(33,861)
	USD	682,133	MXN	14,196,113	06/18/25	(4,327)
	USD	1,348,385	NOK	14,796,913	06/18/25	(58,039)
	USD	2,159,209	NZD	3,851,604	04/07/25	(27,843)
	USD	892,082	NZD	1,590,164	04/22/25	(11,235)
	USD	1,504,475	NZD	2,671,189	04/24/25	(13,019)
	USD	722,661	NZD	1,277,463	05/05/25	(3,267)
	USD	2,089,926	NZD	3,706,357	06/18/25	(18,464)
	USD	1,556,004	PEN	5,736,973	04/07/25	(5,331)
	USD	1,163,768	PLN	4,693,516	06/18/25	(44,464)
	USD	1,688,661	SEK	17,022,172	06/18/25	(12,710)
	USD	151,118	SEK	1,517,029	09/17/25	(1,243)
	USD	154,260	TRY	6,617,735	06/18/25	(3,872)
	USD	2,441,573	ZAR	45,103,333	06/18/25	(2,816)

TOTAL						$(1,495,898)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	46	06/18/25	$ 5,116,063	$ 30,991
2 Year U.S. Treasury Notes	104	06/30/25	21,545,875	75,165
20 Year U.S. Treasury Bonds	37	06/18/25	4,339,406	40,910

Total				$147,066

Short position contracts:
5 Year U.S. Treasury Notes	(22)	06/30/25	(2,379,438)	2,780
Ultra Long U.S. Treasury Bonds	(20)	06/18/25	(2,445,000)	23,374

Total				$ 26,154

TOTAL FUTURES CONTRACTS				$173,220

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

8.750%(a)	Mexico Interbank TIIE 28 Days(a)	03/18/26	MXN	398,850		$(103,857)	$(27,943)	$(75,914)
6.250(b)	12M MIBOR(b)	03/19/26	INR	1,999,340		(35,925)	10,731	(46,656)
1M BID Average(b)	13.750%(b)	01/04/27	BRL	59,240		(132,243)	(81,264)	(50,979)
4.5(c)	3M TELBOR(d)	03/19/27	ILS	35,390		(65,922)	(87,348)	21,426
3.250(c)	12M SOFR(c)	06/18/27		$1,580	(e)	11,300	17,286	(5,986)
2.250(c)	6M EURO(f)	06/18/27	EUR	3,480	(e)	(6,062)	4,873	(10,935)
8.250(a)	Mexico Interbank TIIE 28 Days(a)	09/15/27	MXN	17,090	(e)	(7,764)	(5,289)	(2,475)
1M CNRR(d)	1.500(d)	09/17/27	CNY	145,460	(e)	(18,265)	(12,140)	(6,125)
12M THOR(d)	1.750(d)	09/17/27	THB	30,900	(e)	6,408	2,315	4,093
5.500(f)	12M CLICP(f)	09/17/27	CLP	1,422,500	(e)	(17,178)	(13,195)	(3,983)
8.250(d)	12M CPIBR(d)	09/17/27	COP	13,960,350	(e)	4,419	(22,990)	27,409
3M KWCDC(d)	2.500(d)	09/17/27	KRW	16,931,920	(e)	(1,842)	(13,190)	11,348
7.500(d)	3M JIBAR(d)	09/17/27	ZAR	93,490	(e)	(11,270)	(13,310)	2,040
6M WIBOR(f)	4.750(c)	09/17/27	PLN	12,650	(e)	15,145	(1,787)	16,932
12M MIBOR(f)	6.000(f)	09/17/27	INR	659,580	(e)	30,902	20,267	10,635
6.25(c)	6M BUBOR(f)	09/17/27	HUF	868,560	(e)	12,898	80	12,818
3.500(c)	6M PRIBOR(f)	09/17/27	CZK	104,470	(e)	(7,203)	1,150	(8,353)
12M MIBOR(f)	6.000(f)	03/19/28	INR	1,532,270		70,279	(42,092)	112,371
1M BID Average(b)	13.250(b)	01/02/30	BRL	8,010		(45,587)	(32,734)	(12,853)
6.000(f)	12M MIBOR(f)	03/19/30	INR	497,580		(21,940)	33,060	(55,000)
2.250(c)	6M EURO(f)	06/18/30	EUR	4,320	(e)	36,366	56,659	(20,293)
2.000(d)	12M THOR(d)	09/17/30	THB	112,700	(e)	(71,823)	(36,814)	(35,009)
1.500(d)	1M CNRR(d)	09/17/30	CNY	40,880	(e)	20,592	26,490	(5,898)
12M CPIBR(d)	8.750(d)	09/17/30	COP	4,727,380	(e)	2,101	23,868	(21,767)
2.250(c)	6M EURO(f)	06/18/32	EUR	800	(e)	15,715	19,955	(4,240)
3.750(c)	6M PRIBOR(f)	03/19/35	CZK	11,220		1,129	7,321	(6,192)
3.250(c)	12M SOFR(c)	06/18/35		$1,400	(e)	58,218	72,864	(14,646)
6M EURO(f)	2.500(c)	06/18/35	EUR	1,750	(e)	(28,348)	(44,625)	16,277
Mexico Interbank TIIE 28 Days(a)	8.750(a)	09/05/35	MXN	42,460	(e)	51,073	35,363	15,710
5.750(f)	12M CLICP(f)	09/17/35	CLP	291,810	(e)	(8,225)	(7,909)	(316)
3.750(d)	3M KWCDC(d)	09/17/35	KRW	4,346,330	(e)	(292,826)	(262,024)	(30,802)
6.75(c)	6M BUBOR(f)	09/17/35	HUF	109,960	(e)	6,328	6,567	(239)
5.000(c)	6M WIBOR(f)	09/17/35	PLN	3,040	(e)	(11,531)	3,370	(14,901)
12M CPIBR(d)	9.250(d)	09/17/35	COP	2,023,800	(e)	267	16,496	(16,229)
3M JIBAR(d)	9.250(d)	09/17/35	ZAR	14,320	(e)	13,831	13,048	783
2.500(c)	6M EURO(f)	06/18/40	EUR	1,490	(e)	55,717	63,049	(7,332)

TOTAL						$(475,123)	$(269,842)	$(205,281)

(a)	Payments made monthly.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made quarterly.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.
(f)	Payments made semi-annually.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.5%, 10/28/2027	(1.000)%	0.537%	06/20/30	$2,000	$(44,313)	$(47,756)	$ 3,443
Republic of Colombia, 10.375%, 1/28/2033	(1.000)	2.263	06/20/30	2,570	146,552	134,283	12,269

TOTAL					$102,239	$86,527	$15,712

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CNY	Barclays Bank PLC	$7.360	04/16/2025	1,547,000	$1,547,000	$651	$13,095	$(12,444)
Call USD/Put INR	Barclays Bank PLC	89.200	06/13/2025	1,565,000	1,565,000	1,042	10,110	(9,068)
Call USD/Put BRL	BNP Paribas SA	5.860	04/16/2025	1,561,000	1,561,000	7,196	22,755	(15,559)
Call USD/Put CNY	BNP Paribas SA	7.470	05/15/2025	3,449,000	3,449,000	1,652	24,505	(22,853)
Call USD/Put CLP	BofA
	Securities LLC	965.000	05/08/2025	1,534,000	1,534,000	16,437	18,399	(1,962)
Call USD/Put CNY	BofA
	Securities LLC	7.255	04/16/2025	4,649,000	4,649,000	17,857	34,031	(16,174)
Call USD/Put CNY	BofA
	Securities LLC	7.300	04/22/2025	3,495,600	3,495,600	6,998	25,735	(18,737)
Call USD/Put COP	BofA
	Securities LLC	4,280.000	05/08/2025	1,545,000	1,545,000	17,003	23,827	(6,824)
Call USD/Put MXN	BofA
	Securities LLC	20.610	05/12/2025	2,316,000	2,316,000	39,592	33,012	6,580
Call USD/Put TWD	BofA
	Securities LLC	32.900	04/11/2025	3,107,000	3,107,000	33,077	24,816	8,261
Call USD/Put CNY	Citibank NA	7.320	07/08/2025	3,106,000	3,106,000	15,707	30,574	(14,867)
Call USD/Put CNY	Citibank NA	7.540	07/10/2025	3,082,000	3,082,000	3,831	22,020	(18,189)
Call USD/Put CNY	Citibank NA	7.208	07/21/2025	774,000	774,000	8,415	13,160	(4,745)
Call USD/Put CNY	Citibank NA	7.165	09/18/2025	774,000	774,000	11,679	10,035	1,644
Call USD/Put CNY	Deutsche Bank AG
	(London)	7.400	04/16/2025	4,677,000	4,677,000	753	31,780	(31,027)
Call USD/Put CAD	JPMorgan
	Securities, Inc.	1.433	04/04/2025	777,000	777,000	5,118	3,574	1,544
Call USD/Put CNY	JPMorgan
	Securities, Inc.	7.540	07/08/2025	3,091,000	3,091,000	3,666	21,776	(18,110)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CNY	JPMorgan
	Securities, Inc.	$7.290	07/10/2025	3,110,000	$3,110,000	$19,406	$34,107	$(14,701)
Call USD/Put MXN	JPMorgan
	Securities, Inc.	21.000	04/15/2025	2,342,000	2,342,000	10,839	30,633	(19,794)
Call USD/Put TWD	JPMorgan
	Securities, Inc.	32.850	05/29/2025	3,127,000	3,127,000	40,385	25,891	14,494
Call USD/Put CNY	Standard Chartered
	Bank	7.360	04/16/2025	3,445,000	3,445,000	1,450	31,697	(30,247)
Call USD/Put INR	Standard Chartered
	Bank	86.450	06/13/2025	1,700,000	1,700,000	8,634	12,439	(3,805)
Call USD/Put TWD	Standard Chartered
	Bank	33.100	06/26/2025	3,081,000	3,081,000	30,425	26,256	4,169

				57,854,600	$57,854,600	$301,813	$524,227	$(222,414)

Puts
Put AUD/Call USD	Barclays Bank PLC	0.614	04/16/2025	2,496,000	2,496,000	3,765	13,707	(9,942)
Put NZD/Call USD	Barclays Bank PLC	0.568	04/22/2025	5,443,000	5,443,000	28,112	31,533	(3,421)
Put NZD/Call USD	Barclays Bank PLC	0.566	05/01/2025	5,365,000	5,365,000	28,465	34,577	(6,112)
Put NZD/Call USD	Barclays Bank PLC	0.581	05/01/2025	5,325,000	5,325,000	77,695	34,519	43,176
Put AUD/Call USD	BNP Paribas SA	0.631	04/16/2025	4,867,000	4,867,000	41,640	27,325	14,315
Put AUD/Call USD	BNP Paribas SA	0.625	04/16/2025	4,898,766	4,898,766	24,926	27,587	(2,661)
Put EUR/Call USD	BNP Paribas SA	1.048	04/03/2025	5,946,000	5,946,000	90	40,367	(40,277)
Put EUR/Call USD	BNP Paribas SA	1.078	04/08/2025	5,771,000	5,771,000	22,714	57,441	(34,727)
Put EUR/Call USD	BNP Paribas SA	1.090	04/15/2025	4,262,000	4,262,000	50,214	35,162	15,052
Put EUR/Call USD	BNP Paribas SA	1.074	04/22/2025	4,286,000	4,286,000	20,999	26,871	(5,872)
Put EUR/Call USD	BNP Paribas SA	1.078	05/02/2025	4,328,000	4,328,000	33,751	43,969	(10,218)
Put GBP/Call USD	BNP Paribas SA	1.292	04/24/2025	2,382,000	2,382,000	22,911	20,377	2,534
Put GBP/Call USD	BNP Paribas SA	1.276	05/22/2025	1,811,000	1,811,000	14,305	23,323	(9,018)
Put EUR/Call USD	BofA
	Securities LLC	1.065	04/03/2025	5,908,000	5,908,000	2,491	47,647	(45,156)
Put EUR/Call USD	BofA
	Securities LLC	1.078	06/26/2025	2,861,000	2,861,000	34,151	33,701	450
Put NZD/Call USD	BofA
	Securities LLC	0.563	04/22/2025	5,355,000	5,355,000	18,044	21,033	(2,989)
Put NZD/Call USD	BofA
	Securities LLC	0.561	05/01/2025	5,355,000	5,355,000	18,743	23,395	(4,652)
Put USD/Call JPY	BofA
	Securities LLC	144.100	08/01/2025	3,118,000	3,118,000	43,537	36,116	7,421
Put AUD/Call USD	Citibank NA	0.610	04/03/2025	3,749,000	3,749,000	344	31,078	(30,734)
Put NZD/Call USD	Citibank NA	0.569	04/22/2025	5,448,000	5,448,000	30,767	32,890	(2,123)
Put NZD/Call USD	Citibank NA	0.555	05/01/2025	5,532,000	5,532,000	11,235	36,068	(24,833)
Put EUR/Call USD	Deutsche Bank AG
	(London)	1.036	04/02/2025	5,999,000	5,999,000	—	39,025	(39,025)
Put EUR/Call USD	Deutsche Bank AG
	(London)	1.043	05/02/2025	4,473,000	4,473,000	3,768	44,589	(40,821)
Put GBP/Call USD	HSBC Bank PLC	1.254	04/24/2025	2,465,000	2,465,000	2,168	25,779	(23,611)
Put GBP/Call USD	HSBC Bank PLC	1.278	04/24/2025	2,414,000	2,414,000	10,431	25,813	(15,382)
Put NZD/Call USD	HSBC Bank PLC	0.578	05/16/2025	5,325,000	5,325,000	70,992	34,047	36,945

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	JPMorgan
	Securities, Inc.	$1.063	09/17/2025	1,421,000	$1,421,000	$15,643	$13,193	$2,450
Put NZD/Call USD	JPMorgan
	Securities, Inc.	0.553	04/03/2025	5,515,000	5,515,000	194	41,415	(41,221)
Put NZD/Call USD	JPMorgan
	Securities, Inc.	0.569	04/03/2025	5,502,000	5,502,000	16,581	36,526	(19,945)
Put NZD/Call USD	JPMorgan
	Securities, Inc.	0.571	04/16/2025	5,398,000	5,398,000	34,607	31,369	3,238
Put USD/Call CAD	JPMorgan
	Securities, Inc.	1.433	04/04/2025	777,000	777,000	1,868	3,574	(1,706)
Put EUR/Call USD	MS & Co. Int. PLC	1.031	05/08/2025	4,531,000	4,531,000	2,366	52,396	(50,030)
Put NZD/Call USD	Standard Chartered
	Bank	0.557	04/16/2025	5,532,000	5,532,000	7,544	34,712	(27,168)
Put NZD/Call USD	Standard Chartered
	Bank	0.570	04/22/2025	5,329,000	5,329,000	34,274	25,801	8,473
Put NZD/Call USD	Standard Chartered
	Bank	0.578	05/16/2025	5,346,500	5,346,500	71,279	52,423	18,856
Put NZD/Call USD	Standard Chartered
	Bank	0.570	05/16/2025	7,952,000	7,952,000	67,487	85,832	(18,345)
Put NZD/Call USD	UBS AG (London)	0.579	04/16/2025	5,381,000	5,381,000	65,278	28,981	36,297

				167,867,266	$167,867,266	$933,379	$1,254,161	$(320,782)

Total purchased option contracts				225,721,866	$225,721,866	$1,235,192	$1,778,388	$(543,196)

Written option contracts
Calls
Call AUD/Put NZD	Barclays Bank PLC	1.103	04/08/2025	(2,427,000)	(2,427,000)	(2,288)	(7,030)	4,742
Call EUR/Put PLN	Barclays Bank PLC	4.185	04/16/2025	(708,000)	(708,000)	(4,895)	(5,065)	170
Call USD/Put CAD	Barclays Bank PLC	1.438	04/11/2025	(772,000)	(772,000)	(4,478)	(6,373)	1,895
Call USD/Put INR	Barclays Bank PLC	86.450	06/13/2025	(1,700,000)	(1,700,000)	(8,634)	(23,137)	14,503
Call USD/Put SGD	Barclays Bank PLC	1.331	04/15/2025	(772,000)	(772,000)	(7,705)	(5,122)	(2,583)
Call EUR/Put CHF	BNP Paribas SA	0.955	04/22/2025	(1,417,000)	(1,417,000)	(8,966)	(11,946)	2,980
Call EUR/Put GBP	BNP Paribas SA	0.837	04/24/2025	(1,424,000)	(1,424,000)	(9,274)	(8,950)	(324)
Call USD/Put BRL	BNP Paribas SA	5.860	04/16/2025	(1,561,000)	(1,561,000)	(7,196)	(24,820)	17,624
Call USD/Put CNY	BNP Paribas SA	7.300	04/22/2025	(3,495,600)	(3,495,600)	(6,998)	(6,537)	(461)
Call EUR/Put SEK	BofA
	Securities LLC	10.940	04/11/2025	(1,425,000)	(1,425,000)	(3,763)	(12,001)	8,238
Call USD/Put CNY	BofA
	Securities LLC	7.360	04/16/2025	(4,992,000)	(4,992,000)	(2,102)	(17,342)	15,240
Call USD/Put CNY	BofA
	Securities LLC	7.470	05/15/2025	(3,449,000)	(3,449,000)	(1,652)	(11,320)	9,668
Call USD/Put JPY	BofA
	Securities LLC	158.500	08/01/2025	(3,118,000)	(3,118,000)	(9,981)	(32,833)	22,852
Call USD/Put MXN	BofA
	Securities LLC	21.000	04/15/2025	(2,342,000)	(2,342,000)	(10,839)	(11,349)	510
Call USD/Put TWD	BofA
	Securities LLC	33.000	04/22/2025	(770,000)	(770,000)	(6,519)	(4,050)	(2,469)
Call USD/Put CNY	Citibank NA	7.540	07/08/2025	(3,091,000)	(3,091,000)	(3,666)	(11,720)	8,054
Call AUD/Put NZD	Deutsche Bank AG
	(London)	1.100	04/29/2025	(1,207,000)	(1,207,000)	(3,745)	(3,474)	(271)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call EUR/Put SEK	Deutsche Bank AG
	(London)	$10.960	04/08/2025	(1,443,000)	$(1,443,000)	$(2,086)	$(11,830)	$9,744
Call USD/Put CNY	Deutsche Bank AG
	(London)	7.255	04/16/2025	(4,649,000)	(4,649,000)	(17,857)	(73,477)	55,620
Call USD/Put TWD	HSBC Bank PLC	32.850	04/10/2025	(772,000)	(772,000)	(9,212)	(4,172)	(5,040)
Call AUD/Put NZD	JPMorgan
	Securities, Inc.	1.096	04/22/2025	(2,434,000)	(2,434,000)	(10,570)	(8,000)	(2,570)
Call AUD/Put NZD	JPMorgan
	Securities, Inc.	1.098	04/28/2025	(1,222,000)	(1,222,000)	(4,662)	(3,627)	(1,035)
Call EUR/Put GBP	JPMorgan
	Securities, Inc.	0.840	04/08/2025	(1,443,000)	(1,443,000)	(3,116)	(10,312)	7,196
Call EUR/Put PLN	JPMorgan
	Securities, Inc.	4.195	04/10/2025	(714,000)	(714,000)	(3,055)	(3,603)	548
Call EUR/Put PLN	JPMorgan
	Securities, Inc.	4.182	04/24/2025	(712,000)	(712,000)	(6,205)	(5,330)	(875)
Call EUR/Put SEK	JPMorgan
	Securities, Inc.	11.020	04/16/2025	(1,421,000)	(1,421,000)	(2,108)	(11,508)	9,400
Call EUR/Put SEK	JPMorgan
	Securities, Inc.	11.030	04/22/2025	(1,417,000)	(1,417,000)	(2,583)	(11,373)	8,790
Call EUR/Put USD	JPMorgan
	Securities, Inc.	1.142	09/17/2025	(1,421,000)	(1,421,000)	(9,977)	(11,873)	1,896
Call USD/Put CNY	JPMorgan
	Securities, Inc.	7.540	07/10/2025	(3,082,000)	(3,082,000)	(3,831)	(11,447)	7,616
Call USD/Put INR	JPMorgan
	Securities, Inc.	89.200	06/13/2025	(1,565,000)	(1,565,000)	(1,042)	(6,730)	5,688
Call USD/Put TWD	JPMorgan
	Securities, Inc.	32.780	04/08/2025	(1,553,000)	(1,553,000)	(21,876)	(9,279)	(12,597)
Call EUR/Put GBP	MS & Co. Int. PLC	0.842	04/16/2025	(1,421,000)	(1,421,000)	(3,897)	(9,390)	5,493
Call USD/Put SGD	MS & Co. Int. PLC	1.334	04/28/2025	(770,000)	(770,000)	(6,871)	(4,616)	(2,255)
Call USD/Put CAD	Royal Bank of
	Canada	1.433	04/04/2025	(777,000)	(777,000)	(5,118)	(6,763)	1,645
Call AUD/Put NZD	Standard Chartered
	Bank	1.105	04/03/2025	(2,505,000)	(2,505,000)	(861)	(7,161)	6,300
Call USD/Put CNY	Standard Chartered
	Bank	7.400	04/16/2025	(4,677,000)	(4,677,000)	(753)	(19,816)	19,063
Call USD/Put INR	Standard Chartered
	Bank	86.050	04/24/2025	(769,000)	(769,000)	(1,904)	(3,747)	1,843
Call USD/Put TWD	Standard Chartered
	Bank	32.900	04/11/2025	(3,107,000)	(3,107,000)	(33,077)	(44,846)	11,769
Call USD/Put TWD	Standard Chartered
	Bank	32.850	05/29/2025	(3,127,000)	(3,127,000)	(40,385)	(33,631)	(6,754)
Call EUR/Put GBP	UBS AG (London)	0.842	04/14/2025	(1,425,000)	(1,425,000)	(3,475)	(11,153)	7,678
Call EUR/Put PLN	UBS AG (London)	4.160	04/03/2025	(738,000)	(738,000)	(6,055)	(5,184)	(871)

				(77,834,600)	$(77,834,600)	$(303,277)	$(531,937)	$228,660

Puts
Put AUD/Call NZD	Barclays Bank PLC	1.103	04/08/2025	(2,427,000)	(2,427,000)	(5,450)	(7,030)	1,580
Put EUR/Call PLN	Barclays Bank PLC	4.185	04/16/2025	(708,000)	(708,000)	(2,992)	(5,065)	2,073
Put NZD/Call USD	Barclays Bank PLC	0.555	05/01/2025	(5,532,000)	(5,532,000)	(11,235)	(17,826)	6,591

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call USD	Barclays Bank PLC	$0.566	05/01/2025	(5,365,000)	$(5,365,000)	$(28,465)	$(11,176)	$(17,289)
Put USD/Call CAD	Barclays Bank PLC	1.438	04/11/2025	(772,000)	(772,000)	(4,192)	(6,373)	2,181
Put USD/Call SGD	Barclays Bank PLC	1.331	04/15/2025	(772,000)	(772,000)	(1,157)	(5,122)	3,965
Put AUD/Call USD	BNP Paribas SA	0.610	04/03/2025	(3,749,000)	(3,749,000)	(344)	(11,692)	11,348
Put AUD/Call USD	BNP Paribas SA	0.631	04/16/2025	(4,859,823)	(4,859,823)	(41,578)	(42,684)	1,106
Put EUR/Call CHF	BNP Paribas SA	0.955	04/22/2025	(1,417,000)	(1,417,000)	(8,648)	(11,946)	3,298
Put EUR/Call GBP	BNP Paribas SA	0.837	04/24/2025	(1,424,000)	(1,424,000)	(6,863)	(8,950)	2,087
Put EUR/Call USD	BNP Paribas SA	1.036	04/02/2025	(5,999,000)	(5,999,000)	—	(20,524)	20,524
Put EUR/Call USD	BNP Paribas SA	1.065	04/03/2025	(5,908,000)	(5,908,000)	(2,491)	(28,131)	25,640
Put EUR/Call USD	BNP Paribas SA	1.078	04/08/2025	(5,771,000)	(5,771,000)	(22,714)	(32,928)	10,214
Put EUR/Call USD	BNP Paribas SA	1.090	04/15/2025	(4,262,000)	(4,262,000)	(50,214)	(50,698)	484
Put EUR/Call USD	BNP Paribas SA	1.043	05/02/2025	(4,473,000)	(4,473,000)	(3,768)	(9,472)	5,704
Put GBP/Call USD	BNP Paribas SA	1.278	04/24/2025	(2,414,000)	(2,414,000)	(10,431)	(10,030)	(401)
Put GBP/Call USD	BNP Paribas SA	1.292	04/24/2025	(2,382,000)	(2,382,000)	(22,911)	(20,296)	(2,615)
Put NZD/Call USD	BNP Paribas SA	0.578	05/16/2025	(2,662,500)	(2,662,500)	(35,496)	(28,637)	(6,859)
Put AUD/Call USD	BofA
	Securities LLC	0.614	04/16/2025	(2,496,000)	(2,496,000)	(3,765)	(6,339)	2,574
Put EUR/Call SEK	BofA
	Securities LLC	10.940	04/11/2025	(1,425,000)	(1,425,000)	(13,929)	(12,001)	(1,928)
Put EUR/Call USD	BofA
	Securities LLC	1.048	04/03/2025	(5,946,000)	(5,946,000)	(90)	(17,992)	17,902
Put NZD/Call USD	BofA
	Securities LLC	0.570	04/22/2025	(5,329,000)	(5,329,000)	(34,270)	(38,887)	4,617
Put NZD/Call USD	BofA
	Securities LLC	0.581	05/01/2025	(5,325,000)	(5,325,000)	(77,695)	(55,461)	(22,234)
Put USD/Call TWD	BofA
	Securities LLC	33.000	04/22/2025	(770,000)	(770,000)	(1,736)	(4,050)	2,314
Put NZD/Call USD	Citibank NA	0.569	04/03/2025	(5,502,000)	(5,502,000)	(16,581)	(64,583)	48,002
Put NZD/Call USD	Citibank NA	0.568	04/22/2025	(5,443,000)	(5,443,000)	(28,112)	(66,970)	38,858
Put USD/Call CNY	Citibank NA	7.070	07/10/2025	(3,082,000)	(3,082,000)	(9,714)	(20,973)	11,259
Put AUD/Call NZD	Deutsche Bank AG
	(London)	1.100	04/29/2025	(1,207,000)	(1,207,000)	(3,576)	(3,474)	(102)
Put EUR/Call SEK	Deutsche Bank AG
	(London)	10.960	04/08/2025	(1,443,000)	(1,443,000)	(15,185)	(11,830)	(3,355)
Put EUR/Call USD	Deutsche Bank AG
	(London)	1.031	05/08/2025	(3,020,851)	(3,020,851)	(1,578)	(15,841)	14,263
Put GBP/Call USD	HSBC Bank PLC	1.254	04/24/2025	(2,465,000)	(2,465,000)	(2,168)	(10,635)	8,467
Put NZD/Call USD	HSBC Bank PLC	0.569	04/22/2025	(5,448,000)	(5,448,000)	(30,767)	(11,178)	(19,589)
Put USD/Call TWD	HSBC Bank PLC	32.850	04/10/2025	(772,000)	(772,000)	(332)	(4,173)	3,841
Put AUD/Call NZD	JPMorgan
	Securities, Inc.	1.096	04/22/2025	(2,434,000)	(2,434,000)	(3,780)	(8,000)	4,220
Put AUD/Call NZD	JPMorgan
	Securities, Inc.	1.098	04/28/2025	(1,222,000)	(1,222,000)	(2,745)	(3,627)	882
Put EUR/Call GBP	JPMorgan
	Securities, Inc.	0.840	04/08/2025	(1,443,000)	(1,443,000)	(7,820)	(10,312)	2,492
Put EUR/Call PLN	JPMorgan
	Securities, Inc.	4.195	04/10/2025	(714,000)	(714,000)	(3,530)	(3,603)	73
Put EUR/Call PLN	JPMorgan
	Securities, Inc.	4.182	04/24/2025	(712,000)	(712,000)	(3,315)	(5,330)	2,015

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call SEK	JPMorgan
	Securities, Inc.	$11.020	04/16/2025	(1,421,000)	$(1,421,000)	$(23,617)	$(11,468)	$(12,149)
Put EUR/Call SEK	JPMorgan
	Securities, Inc.	11.030	04/22/2025	(1,417,000)	(1,417,000)	(25,453)	(11,373)	(14,080)
Put NZD/Call USD	JPMorgan
	Securities, Inc.	0.553	04/03/2025	(5,515,000)	(5,515,000)	(194)	(11,094)	10,900
Put USD/Call CNY	JPMorgan
	Securities, Inc.	7.085	07/08/2025	(3,091,000)	(3,091,000)	(10,577)	(21,214)	10,637
Put USD/Call TWD	JPMorgan
	Securities, Inc.	32.780	04/08/2025	(1,553,000)	(1,553,000)	(255)	(9,279)	9,024
Put EUR/Call GBP	MS & Co. Int. PLC	0.842	04/16/2025	(1,421,000)	(1,421,000)	(11,182)	(9,390)	(1,792)
Put EUR/Call USD	MS & Co. Int. PLC	1.031	05/08/2025	(1,508,301)	(1,508,301)	(788)	(4,371)	3,583
Put USD/Call SGD	MS & Co. Int. PLC	1.334	04/28/2025	(770,000)	(770,000)	(2,606)	(4,616)	2,010
Put USD/Call CAD	Royal Bank of
	Canada	1.433	04/04/2025	(777,000)	(777,000)	(1,868)	(6,763)	4,895
Put AUD/Call NZD	Standard Chartered
	Bank	1.105	04/03/2025	(2,505,000)	(2,505,000)	(6,901)	(7,161)	260
Put NZD/Call USD	Standard Chartered
	Bank	0.571	04/16/2025	(5,398,000)	(5,398,000)	(34,607)	(74,606)	39,999
Put NZD/Call USD	Standard Chartered
	Bank	0.579	04/16/2025	(5,381,000)	(5,381,000)	(65,278)	(47,346)	(17,932)
Put NZD/Call USD	Standard Chartered
	Bank	0.578	05/16/2025	(8,009,000)	(8,009,000)	(106,775)	(86,447)	(20,328)
Put USD/Call INR	Standard Chartered
	Bank	86.050	04/24/2025	(769,000)	(769,000)	(5,496)	(3,747)	(1,749)
Put EUR/Call GBP	UBS AG (London)	0.842	04/14/2025	(1,425,000)	(1,425,000)	(10,371)	(11,152)	781
Put EUR/Call PLN	UBS AG (London)	4.160	04/03/2025	(738,000)	(738,000)	(386)	(5,184)	4,798
Put NZD/Call USD	UBS AG (London)	0.557	04/16/2025	(5,532,000)	(5,532,000)	(7,544)	(13,704)	6,160

				(164,326,475)	$(164,326,475)	$(833,535)	$(1,042,754)	$209,219

Total written option contracts				(242,161,075)	$(242,161,075)	$(1,136,812)	$(1,574,691)	$437,879

TOTAL				(16,439,209)	$(16,439,209)	$98,380	$203,697	$(105,317)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
DOP	—Dominican Republic Peso
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peru Nuevo Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
UZS	—Uzbekistan Som
ZAR	—South African Rand

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
LLC	—Limited Liability Company
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
WR	—Withdrawn Rating

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
TELBOR	—Tel Aviv Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 89.6%

Advertising(a)(b) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp. (B/B2)
$2,539,000	4.250%		01/15/29	$2,351,850

Aerospace & Defense – 1.7%
Bombardier, Inc.(a)(b) (B+/B1)
2,865,000	7.000		06/01/32	2,855,632
Moog, Inc.(a)(b) (BB/Ba3)
3,037,000	4.250		12/15/27	2,925,299
Spirit AeroSystems, Inc.(a) (CCC+/Caa1)
5,310,000	4.600		06/15/28	5,094,945
TransDigm, Inc.(a) (B/B3)
3,019,000	5.500		11/15/27	2,984,855
3,570,000	4.625		01/15/29	3,394,106
8,868,000	4.875		05/01/29	8,417,417
TransDigm, Inc.(a)(b) (BB-/Ba3)
2,584,000	6.750		08/15/28	2,623,199
1,645,000	6.375		03/01/29	1,662,585
5,250,000	6.875		12/15/30	5,367,128

				35,325,166

Airlines – 0.9%
American Airlines, Inc.(a)(b) (BB-/Ba2)
6,629,000	7.250		02/15/28	6,595,325
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) (NR/Ba1)
987,500	5.500		04/20/26	984,607
OneSky Flight LLC(a)(b) (B/B3)
2,305,000	8.875		12/15/29	2,349,256
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B/B3)
3,115,000	7.875		05/01/27	3,058,774
3,482,000	9.500		06/01/28	3,447,354
3,035,000	6.375	(c)	02/01/30	2,659,813

				19,095,129

Apparel(a)(b) – 0.2%
Champ Acquisition Corp. (B/B2)
4,240,000	8.375		12/01/31	4,397,516

Automotive – 2.1%
Allison Transmission, Inc.(a)(b) (NR/Ba2)
3,128,000	3.750		01/30/31	2,780,917
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (B/Caa1)
4,111,000	8.500		05/15/27	4,122,388
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (BB-/B1)
5,010,000	6.750		05/15/28	5,081,843
2,915,000	6.750		02/15/30	2,944,879
Dana, Inc.(a) (BB-/B1)
4,853,000	5.375		11/15/27	4,792,046
2,260,000	5.625		06/15/28	2,225,512
Dealer Tire LLC/DT Issuer LLC(a)(b) (CCC/Caa1)
4,986,000	8.000		02/01/28	4,859,056
Ford Motor Credit Co. LLC(a) (BBB-/Ba1)
2,803,000	3.815		11/02/27	2,674,314
2,315,000	2.900		02/16/28	2,142,255

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Automotive – (continued)
General Motors Financial Co., Inc.(a) (BBB/Baa2)
	$1,915,000	2.350%	01/08/31	$1,620,856
Grupo Antolin-Irausa SA(a) (B-/B3)
EUR	2,391,000	10.375	01/30/30	1,921,124
IHO Verwaltungs GmbH(a)(b)(d) (BB-/Ba2)
(PIK 7.125%, Cash 6.375%)
	$2,985,000	6.375	05/15/29	2,902,853
(PIK 9.500%, Cash 8.750%)
EUR	970,000	8.750	05/15/28	1,094,612
ZF North America Capital, Inc.(a)(b) (BB+/Ba2)
	$2,085,000	6.875	04/14/28	2,049,034
	1,825,000	6.750	04/23/30	1,735,283

				42,946,972

Banks – 3.3%
Bank of America Corp.(a)(e) (BBB+/A3) (5 yr. CMT + 1.200%)
	5,198,000	2.482	09/21/36	4,328,063
Bank of New York Mellon Corp. (a)(e) (BBB/Baa1) (5 yr. CMT + 4.358%)
	4,960,000	4.700	09/20/25	4,937,730
Barclays PLC(a)(e) (BB-/Ba1) (5 yr. CMT + 5.431%)
	6,325,000	8.000	03/15/29	6,524,237
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.686%)
	1,470,000	7.625	03/15/35	1,439,174
Citigroup, Inc.(a)(e) (BB+/Ba1) (5 yr. CMT + 3.417%)
	2,565,000	3.875	02/18/26	2,511,366
Comerica, Inc.(a)(e) (BB/Ba1) (5 yr. CMT + 5.291%)
	1,550,000	5.625	07/01/25	1,541,785
Commerzbank AG(a)(e) (BB/Ba2) (1 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
	4,000,000	7.500	10/09/30	3,997,480
JPMorgan Chase & Co.(a)(e) (BBB/Baa2) (5 yr. CMT + 2.152%)
	5,040,000	6.500	04/01/30	5,162,573
Morgan Stanley(a)(e) (BBB+/Baa1) (Secured Overnight Financing Rate + 1.360%)
	3,575,000	2.484	09/16/36	2,960,815
NatWest Group PLC(a)(e) (NR/Baa3) (5 yr. U.K. Government Bond + 3.294%)
GBP	1,628,000	7.500	02/28/32	2,040,951
PNC Financial Services Group, Inc.(a)(e) (BBB-/Baa2) (5 yr. CMT + 3.238%)
	$4,462,000	6.200	09/15/27	4,539,594
Societe Generale SA(a)(b)(e) (BB/Ba2) (5 yr. USD ICE Swap + 5.873%)
	2,730,000	8.000	09/29/25	2,750,257
Toronto-Dominion Bank(a)(e) (BBB-/Baa2) (5 yr. CMT + 4.075%)
	1,475,000	8.125	10/31/82	1,530,519
U.S. Bancorp(a)(e) (BBB/Baa2) (5 yr. CMT + 2.541%)
	4,540,000	3.700	01/15/27	4,311,048
UBS Group AG(a)(b)(e) (BB/Baa3) (5 yr. CMT + 4.745%)
	3,534,000	9.250	11/13/28	3,837,146
UBS Group AG(a)(b)(e) (BB/NR) (5 yr. CMT + 3.098%)
	3,220,000	3.875	06/02/26	3,120,019

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
UniCredit SpA(a)(b)(e) (BB+/Ba1) (5 yr. CMT + 4.750%)
	$3,415,000	5.459%	06/30/35	$3,348,988
Walker & Dunlop, Inc.(a)(b) (BB/Ba2)
	1,690,000	6.625	04/01/33	1,685,944
Wells Fargo & Co.(a)(e) (BB+/Baa2)
	1,550,000	5.875	06/15/25	1,549,767
(5 yr. CMT + 2.767%)
	2,525,000	6.850	09/15/29	2,619,006
(5 yr. CMT + 3.606%)
	2,040,000	7.625	09/15/28	2,183,861

				66,920,323

Beverages(a) – 0.2%
Marston’s Issuer PLC(e) (BB+/NR) (Sterling Overnight Index Average + 1.569%)
GBP	80,000	5.177	07/15/32	98,705
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b) (BB/Ba3)
	$3,300,000	4.375	04/30/29	3,155,295

				3,254,000

Building Materials – 2.1%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
	5,180,000	5.000	03/01/30	4,957,623
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(a)(b) (BB-/B2)
	4,030,000	6.625	12/15/30	4,037,456
James Hardie International Finance DAC(a)(b) (BB+/Ba1)
	5,125,000	5.000	01/15/28	4,985,497
JELD-WEN, Inc.(a)(b) (B+/B2)
	2,856,000	4.875	12/15/27	2,664,448
Masterbrand, Inc.(a)(b) (BB/Ba3)
	1,900,000	7.000	07/15/32	1,898,898
Quikrete Holdings, Inc.(a)(b) (B+/B2)
	2,820,000	6.750	03/01/33	2,810,384
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
	2,595,000	6.375	03/01/32	2,608,805
Smyrna Ready Mix Concrete LLC(a)(b) (BB-/Ba3)
	6,780,000	6.000	11/01/28	6,575,651
	3,000,000	8.875	11/15/31	3,109,290
Standard Building Solutions, Inc.(a)(b) (BB/Ba3)
	5,145,000	6.500	08/15/32	5,147,161
Standard Industries, Inc.(a)(b) (BB/Ba3)
	1,880,000	5.000	02/15/27	1,850,804
	1,230,000	4.750	01/15/28	1,190,861

				41,836,878

Capital Goods(a)(b) – 0.1%
Cirsa Finance International SARL (B+/B2)
EUR	1,836,000	10.375	11/30/27	2,092,133

Chemicals – 3.5%
Ashland, Inc.(a)(b) (BB+/Ba1)
	$2,340,000	3.375	09/01/31	2,012,681
Avient Corp.(a)(b) (BB-/Ba3)
	2,660,000	7.125	08/01/30	2,717,030
	950,000	6.250	11/01/31	941,469

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals – (continued)
Axalta Coating Systems LLC(a)(b) (BB/Ba3)
	$2,760,000	3.375%		02/15/29	$2,528,491
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)(b)(c) (BB/Ba3)
	3,205,000	4.750		06/15/27	3,149,778
Celanese U.S. Holdings LLC(a) (BB+/Ba1)
	1,905,000	6.415	(f)	07/15/27	1,936,166
	960,000	6.500		04/15/30	953,242
	2,953,000	6.800	(f)	11/15/30	3,061,286
	1,360,000	6.750		04/15/33	1,320,628
Chemours Co.(a)(b)(c) (BB-/B1)
	2,911,000	5.750		11/15/28	2,690,754
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(a)(b) (B-/Caa1)
	2,975,000	9.000		07/01/28	2,971,341
Ingevity Corp.(a)(b) (NR/Ba3)
	2,946,000	3.875		11/01/28	2,750,385
Methanex U.S. Operations, Inc.(a)(b) (BB/Ba2)
	1,940,000	6.250		03/15/32	1,890,375
Minerals Technologies, Inc.(a)(b) (BB-/Ba3)
	3,421,000	5.000		07/01/28	3,294,218
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
EUR	750,000	3.875		10/01/28	771,440
	$6,830,000	4.250		10/01/28	6,310,305
	4,045,000	9.750		11/15/28	4,203,807
Olympus Water U.S. Holding Corp.(a)(b)(c) (CCC+/Caa2)
	658,000	6.250		10/01/29	578,724
SCIL IV LLC/SCIL USA Holdings LLC(a)(b) (BB-/B1)
	2,834,000	5.375		11/01/26	2,789,393
SNF Group SACA(a)(b) (BB+/Ba1)
	2,760,000	3.125		03/15/27	2,630,584
	3,870,000	3.375		03/15/30	3,425,646
Tronox, Inc.(a)(b) (BB-/B2)
	5,376,000	4.625		03/15/29	4,587,986
Valvoline, Inc.(a)(b) (B+/Ba3)
	1,946,000	3.625		06/15/31	1,690,548
Vibrantz Technologies, Inc.(a)(b)(c) (CCC+/Caa2)
	3,100,000	9.000		02/15/30	2,526,500
WR Grace Holdings LLC(a)(b) (B-/B2)
	2,893,000	4.875		06/15/27	2,801,379
	2,610,000	7.375		03/01/31	2,609,191
WR Grace Holdings LLC(a)(b) (CCC/Caa2)
	5,345,000	5.625		08/15/29	4,599,693

					71,743,040

Commercial Services – 3.9%
ADT Security Corp.(a)(b) (BB/Ba2)
	4,551,000	4.125		08/01/29	4,271,114
Allied Universal Holdco LLC(a)(b) (B/B3)
	2,976,000	7.875		02/15/31	3,016,236
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b) (CCC+/Caa2)
	2,951,000	9.750		07/15/27	2,959,440
	3,387,000	6.000		06/01/29	3,113,093

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (B/B3)
	$6,853,000	4.625%	06/01/28	$6,487,472
APi Group DE, Inc.(a)(b) (B+/B1)
	6,373,000	4.125%	07/15/29	5,907,516
	2,384,000	4.750	10/15/29	2,247,421
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b)(c) (B+/B1)
	1,360,000	8.250	01/15/30	1,322,287
Avis Budget Finance PLC(a) (B+/B1)
EUR	1,800,000	7.250	07/31/30	1,898,849
BCP V Modular Services Finance II PLC(a)(b) (B/B2)
	1,780,000	4.750	11/30/28	1,867,472
Belron U.K. Finance PLC(a)(b) (BB-/Ba3)
	$5,016,000	5.750	10/15/29	4,981,289
Brink’s Co.(a)(b) (BB/Ba3)
	2,045,000	4.625	10/15/27	2,006,534
Garda World Security Corp.(a)(b) (B/B1)
	2,397,000	7.750	02/15/28	2,455,079
Garda World Security Corp.(a)(b) (CCC+/Caa2)
	1,620,000	8.250	08/01/32	1,582,918
	2,140,000	8.375	11/15/32	2,108,093
Hertz Corp.(a)(b) (B/Ba3)
	3,380,000	12.625	07/15/29	3,050,687
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
	6,155,000	6.500	05/15/29	5,813,459
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)(b)(c) (B/B2)
	3,400,000	4.000	06/15/29	3,189,676
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (B/B2)
	2,953,000	6.250	01/15/28	2,947,537
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (BB/Ba2)
	4,553,000	3.375	08/31/27	4,315,743
PROG Holdings, Inc.(a)(b) (BB-/B1)
	5,520,000	6.000	11/15/29	5,105,779
TriNet Group, Inc.(a)(b) (BB/Ba2)
	3,191,000	3.500	03/01/29	2,893,567
	1,225,000	7.125	08/15/31	1,246,070
Verisure Midholding AB (B-/B3)
EUR	1,375,000	5.250%	02/15/29	1,487,501
Veritiv Operating Co.(a)(b) (B+/B2)
	$160,000	10.500	11/30/30	170,059
VT Topco, Inc.(a)(b) (B/B2)
	2,295,000	8.500	08/15/30	2,406,330
Williams Scotsman, Inc.(a)(b) (BB-/B2)
	870,000	6.625	04/15/30	879,144

				79,730,365

Computers – 1.9%
Ahead DB Holdings LLC(a)(b) (CCC+/Caa1)
	10,009,000	6.625	05/01/28	9,789,703
Crowdstrike Holdings, Inc.(a) (BB/Baa3)
	6,771,000	3.000	02/15/29	6,231,419

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Computers – (continued)
Diebold Nixdorf, Inc.(a)(b) (B/B2)
$3,690,000	7.750%	03/31/30	$3,834,390
McAfee Corp.(a)(b) (CCC+/Caa1)
12,142,000	7.375	02/15/30	10,758,297
Seagate HDD Cayman(a) (BB/Ba3)
1,270,000	8.250	12/15/29	1,351,572
2,561,220	9.625	12/01/32	2,879,375
Virtusa Corp.(a)(b) (B-/Caa1)
5,058,000	7.125	12/15/28	4,763,321

			39,608,077

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co. (B+/Ba3)
510,000	6.125	09/30/32	502,146

Distribution & Wholesale(a)(b) – 0.6%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
10,439,000	3.875	11/15/29	9,573,920
BCPE Empire Holdings, Inc. (CCC/Caa2)
2,998,000	7.625	05/01/27	2,950,272

			12,524,192

Diversified Financial Services – 4.7%
AG Issuer LLC(a)(b) (B/B1)
2,964,000	6.250	03/01/28	2,915,479
Ally Financial, Inc.(a)(e) (BB-/Ba2) (5 yr. CMT + 3.868%)
6,075,000	4.700	05/15/26	5,656,372
Ally Financial, Inc.(a) (BB+/Baa3)
2,606,000	5.750	11/20/25	2,610,248
American Express Co.(a)(e) (BBB-/Baa2) (5 yr. CMT + 2.854%)
4,265,000	3.550	09/15/26	4,128,563
Capital One Financial Corp.(a)(e) (BB/Baa3) (5 yr. CMT + 3.157%)
2,085,000	3.950	09/01/26	1,988,777
Charles Schwab Corp.(a)(e) (BBB-/Baa2) (3 mo. USD LIBOR + 2.575%)
3,305,000	5.000	12/01/27	3,178,518
Credit Acceptance Corp.(a)(b) (BB/Ba3)
6,665,000	6.625	03/15/30	6,575,023
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
2,922,000	9.250	02/01/29	2,966,210
1,470,000	8.375	04/01/32	1,435,940
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
4,156,000	7.125	04/30/31	4,265,885
2,885,000	6.125	11/01/32	2,840,311
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b) (B+/B2)
3,928,000	5.000	08/15/28	3,696,955
Macquarie Airfinance Holdings Ltd.(a)(b) (BBB-/Baa3)
4,326,000	8.375	05/01/28	4,513,792
430,000	6.400	03/26/29	444,874
Midcap Financial Issuer Trust(a)(b) (B+/B1)
5,087,000	6.500	05/01/28	4,883,266
3,281,000	5.625	01/15/30	2,981,182
Navient Corp.(a) (BB-/Ba3)
2,815,000	5.000	03/15/27	2,760,614

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
$4,060,000	5.500%	03/15/29	$3,842,262
870,000	9.375	07/25/30	927,324
OneMain Finance Corp.(a) (BB/Ba2)
1,458,000	3.500	01/15/27	1,397,449
1,985,000	6.625	05/15/29	1,991,312
3,380,000	7.875	03/15/30	3,503,809
2,254,000	4.000	09/15/30	1,989,358
6,315,000	7.500	05/15/31	6,424,565
Osaic Holdings, Inc.(a)(b) (CCC+/Caa1)
976,000	10.750	08/01/27	991,108
SLM Corp.(a) (BB+/Ba1)
1,555,000	6.500	01/31/30	1,594,917
StoneX Group, Inc.(a)(b) (BB-/Ba3)
2,805,000	7.875	03/01/31	2,932,768
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
3,641,000	5.500	04/15/29	3,509,159
UWM Holdings LLC(a)(b) (NR/Ba3)
3,300,000	6.625	02/01/30	3,268,782
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
4,875,000	7.500	06/15/31	4,997,509

			95,212,331

Electrical – 1.8%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b) (BB-/NR)
2,985,000	6.375	02/15/32	2,890,017
Duke Energy Corp. (BBB/Baa2)
2,045,000	4.125	04/15/26	2,216,371
Lightning Power LLC(a)(b) (BB/Ba3)
4,778,000	7.250	08/15/32	4,924,780
NextEra Energy Capital Holdings, Inc.(a)(e) (BBB/Baa2)
(5 yr. CMT + 1.979%)
2,605,000	6.500	08/15/55	2,636,104
(5 yr. CMT + 2.053%)
1,780,000	6.375	08/15/55	1,789,185
NRG Energy, Inc.(a)(b) (BB/Ba2)
10,145,000	5.750	07/15/29	9,983,492
Pike Corp.(a)(b) (B-/B3)
3,342,000	5.500	09/01/28	3,234,822
4,418,000	8.625	01/31/31	4,666,866
XPLR Infrastructure Operating Partners LP(a)(b)(c) (BB/Ba1)
3,709,000	7.250	01/15/29	3,655,924

			35,997,561

Electrical Components & Equipment(a)(b) – 0.0%
WESCO Distribution, Inc. (BB/Ba3)
665,000	6.375	03/15/33	668,259

Electronics – 0.9%
Atkore, Inc.(a)(b) (BB+/Ba2)
5,470,000	4.250	06/01/31	4,809,552
Coherent Corp.(a)(b)(c) (B+/B1)
2,689,000	5.000	12/15/29	2,569,205
Imola Merger Corp.(a)(b) (BB/Ba3)
4,151,000	4.750	05/15/29	3,942,578

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electronics – (continued)
Sensata Technologies BV(a)(b) (BB+/Ba2)
	$1,135,000	4.000%		04/15/29	$1,042,884
	3,139,000	5.875		09/01/30	3,028,350
Sensata Technologies, Inc.(a)(b) (BB+/Ba2)
	3,389,000	4.375		02/15/30	3,133,232

					18,525,801

Engineering & Construction – 0.8%
Dycom Industries, Inc.(a)(b) (BB/Ba3)
	4,674,000	4.500		04/15/29	4,368,928
Global Infrastructure Solutions, Inc.(a)(b) (BB-/B1)
	5,893,000	5.625		06/01/29	5,677,434
	5,021,000	7.500		04/15/32	4,968,079
Kier Group PLC(a) (BB/NR)
GBP	1,045,000	9.000		02/15/29	1,421,921

					16,436,362

Entertainment – 3.7%
AMC Entertainment Holdings, Inc.(a)(b) (CCC+/Caa3)
	$5,365,000	7.500		02/15/29	4,074,342
Banijay Entertainment SAS(a)(b) (B+/B2)
	2,610,000	8.125		05/01/29	2,693,181
Boyne USA, Inc.(a)(b) (B/B1)
	3,628,000	4.750		05/15/29	3,418,882
Caesars Entertainment, Inc.(a)(b) (B-/B3)
	7,221,000	4.625		10/15/29	6,633,933
	7,450,000	6.000	(c)	10/15/32	6,957,555
Cinemark USA, Inc.(a)(b) (BB-/B2)
	4,200,000	5.250		07/15/28	4,077,528
CPUK Finance Ltd.(a) (B/NR)
GBP	900,000	7.875		08/28/29	1,176,142
International Game Technology PLC(a)(b) (BB+/Ba1)
	$3,131,000	5.250		01/15/29	3,060,678
Light & Wonder International, Inc.(a)(b) (B+/B2)
	1,500,000	7.500		09/01/31	1,536,855
Live Nation Entertainment, Inc.(a)(b) (BB/Ba1)
	3,116,000	3.750		01/15/28	2,975,126
Merlin Entertainments Group U.S. Holdings, Inc.(a)(b) (B/B2)
	4,732,000	7.375		02/15/31	4,486,551
Motion Bondco DAC(a)(b)(c) (CCC/Caa2)
	2,235,000	6.625		11/15/27	2,135,162
Penn Entertainment, Inc.(a)(b) (B-/B3)
	2,900,000	5.625		01/15/27	2,861,488
	1,580,000	4.125	(c)	07/01/29	1,402,882
Pinewood Finco PLC(a)(b) (BB+/NR)
GBP	2,988,000	6.000		03/27/30	3,803,317
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)(b) (CCC/Caa1)
	$4,764,000	5.625		09/01/29	3,511,354
Resorts World Las Vegas LLC/RWLV Capital, Inc.(a)(b) (BB+/NR)
	7,100,000	8.450		07/27/30	7,313,142
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
	4,542,000	6.625		02/01/33	4,469,646

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Entertainment – (continued)
SeaWorld Parks & Entertainment, Inc.(a)(b) (B+/B2)
	$5,450,000	5.250%	08/15/29	$5,170,633
WMG Acquisition Corp.(a)(b) (BBB-/Ba1)
	1,655,000	3.750	12/01/29	1,542,923
	1,200,000	3.875	07/15/30	1,111,236

				74,412,556

Environmental – 1.3%
GFL Environmental, Inc.(a)(b) (BB-/Ba3)
	2,216,000	4.000	08/01/28	2,106,419
	3,235,000	4.375	08/15/29	3,050,055
GFL Environmental, Inc.(a)(b) (BBB-/Baa3)
	3,460,000	3.500	09/01/28	3,275,962
	720,000	6.750	01/15/31	742,018
Madison IAQ LLC(a)(b) (CCC+/Caa1)
	12,369,000	5.875	06/30/29	11,684,376
Waste Pro USA, Inc.(a)(b) (B-/B3)
	4,975,000	7.000	02/01/33	5,007,487

				25,866,317

Food & Drug Retailing – 3.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b) (BB+/Ba2)
	272,000	4.625	01/15/27	268,007
	3,744,000	3.500	03/15/29	3,449,946
	5,275,000	4.875	02/15/30	5,044,641
	2,225,000	6.250	03/15/33	2,248,986
Bellis Acquisition Co. PLC(a)(b) (B+/B1)
GBP	4,350,000	8.125	05/14/30	5,199,924
Boparan Finance PLC(a)(b) (B/B3)
	2,318,000	9.375	11/07/29	2,883,247
Chobani Holdco II LLC(a)(b)(d) (CCC+/Caa1) (PIK 9.500%, Cash 8.750%)
	$2,916,697	8.750	10/01/29	3,185,616
Fiesta Purchaser, Inc.(a)(b) (CCC+/Caa2)
	3,844,000	9.625	09/15/32	3,955,899
Flora Food Management BV(a) (B/B2)
EUR	2,492,000	6.875	07/02/29	2,733,293
Iceland Bondco PLC(a)(b) (B/B2)
GBP	1,105,000	10.875	12/15/27	1,512,227
New Albertsons LP (B+/WR)
	$3,100,000	7.450	08/01/29	3,250,288
Performance Food Group, Inc.(a)(b) (BB/B1)
	6,255,000	4.250	08/01/29	5,856,244
Post Holdings, Inc.(a)(b) (B+/B2)
	5,848,000	5.500	12/15/29	5,691,975
	3,980,000	4.625	04/15/30	3,716,325
	3,832,000	6.375	03/01/33	3,781,609
Post Holdings, Inc.(a)(b) (BB/Ba1)
	885,000	6.250	02/15/32	890,620
Sigma Holdco BV(a)(b)(c) (CCC+/Caa1)
	2,142,000	7.875	05/15/26	2,118,502

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – (continued)
United Natural Foods, Inc.(a)(b)(c) (CCC+/Caa2)
$6,050,000	6.750%	10/15/28	$5,977,219

			61,764,568

Gaming(a) – 0.5%
Melco Resorts Finance Ltd.(b) (BB-/Ba3)
2,395,000	4.875	06/06/25	2,386,139
MGM Resorts International (BB-/B1)
5,355,000	5.500	04/15/27	5,311,785
Sands China Ltd. (BBB-/Baa2)
2,315,000	5.125	08/08/25	2,312,407

			10,010,331

Gas(a) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/B2)
3,536,000	5.750	05/20/27	3,403,046

Healthcare Providers & Services – 3.1%
Centene Corp.(a) (BBB-/Ba1)
4,574,000	2.500	03/01/31	3,859,587
911,000	2.625	08/01/31	766,597
CHS/Community Health Systems, Inc.(a)(b) (B-/Caa1)
4,919,000	5.625	03/15/27	4,699,317
CHS/Community Health Systems, Inc.(a)(b) (CCC-/Caa3)
5,824,000	6.875	04/15/29	3,769,584
DaVita, Inc.(a)(b) (BB-/Ba3)
3,372,000	3.750	02/15/31	2,931,212
1,780,000	6.875	09/01/32	1,791,232
HAH Group Holding Co. LLC(a)(b) (B-/B2)
2,322,000	9.750	10/01/31	2,230,861
Insulet Corp.(a)(b) (B+/B2)
705,000	6.500	04/01/33	716,830
LifePoint Health, Inc.(a)(b) (B/B2)
2,530,000	11.000	10/15/30	2,754,689
LifePoint Health, Inc.(a)(b)(c) (CCC+/Caa2)
3,455,000	5.375	01/15/29	3,032,764
Medline Borrower LP (a)(b) (B/B3)
3,648,000	5.250	10/01/29	3,500,949
Medline Borrower LP (a)(b) (BB-/Ba3)
5,341,000	3.875	04/01/29	4,990,951
Molina Healthcare, Inc.(a)(b) (BB/Ba2)
2,610,000	6.250	01/15/33	2,571,790
MPH Acquisition Holdings LLC(a)(b)(d) (B-/NR) (PIK 5.000%, Cash 6.500%)
666,612	11.500	12/31/30	577,213
MPH Acquisition Holdings LLC(a)(b) (B-/Caa1)
435,554	5.750	12/31/30	316,360
MPH Acquisition Holdings LLC(a)(b)(d) (CCC/NR) (PIK 0.750%, Cash 6.000%)
3,735,832	6.750	03/31/31	2,234,364
Prime Healthcare Services, Inc.(a)(b) (B-/B3)
2,545,000	9.375	09/01/29	2,409,708
Select Medical Corp.(a)(b) (B/B1)
3,620,000	6.250	12/01/32	3,529,862

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
Team Health Holdings, Inc.(a)(b)(d) (NR/NR) (PIK 4.500%, Cash 9.000%)
	$4,478,550	13.500%		06/30/28	$4,843,149
Tenet Healthcare Corp.(a) (B-/Ba3)
	850,000	6.250		02/01/27	850,238
Tenet Healthcare Corp.(a) (BB-/Ba3)
	4,097,000	4.625		06/15/28	3,952,581
	3,270,000	4.250		06/01/29	3,086,357
	1,592,000	6.125		06/15/30	1,587,017
	2,465,000	6.750		05/15/31	2,501,408

					63,504,620

Holding Companies-Diversified(a)(b) – 0.1%
Benteler International AG (BB-/Ba3)
EUR	1,745,000	9.375		05/15/28	1,979,268

Home Builders – 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b) (B+/B1)
	$1,645,000	5.000		06/15/29	1,484,349
	1,031,000	4.875		02/15/30	902,177
LGI Homes, Inc.(a)(b) (BB-/Ba2)
	2,141,000	4.000		07/15/29	1,884,658
	3,195,000	7.000		11/15/32	3,020,872

					7,292,056

Household Products – 0.3%
Central Garden & Pet Co.(a) (BB/B1)
	2,307,000	4.125		10/15/30	2,100,431
	1,000,000	4.125	(b)	04/30/31	896,800
Kronos Acquisition Holdings, Inc.(a)(b) (B-/B2)
	2,911,000	8.250		06/30/31	2,583,542

					5,580,773

Housewares – 0.1%
Newell Brands, Inc.(a) (BB-/Ba3)
	1,080,000	6.375		05/15/30	1,052,654
	1,745,000	7.000		04/01/46	1,531,395

					2,584,049

Insurance – 3.2%
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (B/B2)
	7,413,000	4.250		02/15/29	6,934,639
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (CCC+/Caa2)
	4,440,000	8.250		02/01/29	4,560,368
	1,060,000	8.500		06/15/29	1,102,633
	1,140,000	6.000		08/01/29	1,092,895
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (B/B2)
	2,355,000	6.750		04/15/28	2,364,797
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (CCC+/Caa2)
	2,884,000	6.750		10/15/27	2,875,088
	2,560,000	7.375		10/01/32	2,574,592

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b) (BB+/NR)
$5,010,000	7.875%	11/01/29	$4,936,553
Ardonagh Group Finance Ltd.(a)(b) (CCC/Caa2)
11,896,000	8.875	02/15/32	12,135,823
BroadStreet Partners, Inc.(a)(b) (CCC+/Caa2)
3,094,000	5.875	04/15/29	2,966,280
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b) (CCC+/Caa1)
4,925,000	8.125	02/15/32	4,976,713
HUB International Ltd.(a)(b) (B-/Caa1)
3,793,000	7.375	01/31/32	3,863,095
Panther Escrow Issuer LLC(a)(b) (B/B2)
4,400,000	7.125	06/01/31	4,480,476
USI, Inc.(a)(b) (CCC+/Caa1)
6,603,000	7.500	01/15/32	6,750,247
Voya Financial, Inc.(a)(e) (BBB-/Ba2) (5 yr. CMT + 3.358%)
2,597,000	7.758	09/15/28	2,698,725

			64,312,924

Internet – 2.0%
ANGI Group LLC(a)(b) (B/B2)
5,665,000	3.875	08/15/28	5,144,443
Gen Digital, Inc.(a)(b) (BB-/B1)
8,215,000	6.250	04/01/33	8,189,287
ION Trading Technologies SARL(a)(b) (B-/B3)
2,087,000	5.750	05/15/28	1,942,246
5,849,000	9.500	05/30/29	5,888,188
Match Group Holdings II LLC(a)(b) (BB/Ba2)
2,774,000	5.000	12/15/27	2,716,051
2,033,000	4.625	06/01/28	1,951,009
3,749,000	5.625	02/15/29	3,672,296
1,004,000	3.625	10/01/31	864,996
Rakuten Group, Inc.(a)(b)(e) (B/NR) (5 yr. CMT + 4.250%)
1,780,000	8.125	12/15/29	1,759,512
Snap, Inc.(a)(b) (B+/B1)
1,175,000	6.875	03/01/33	1,175,376
Ziff Davis, Inc.(a)(b) (BB/Ba3)
7,445,000	4.625	10/15/30	6,722,389

			40,025,793

Investment Companies(a)(b) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/Ba3)
5,595,000	10.000	11/15/29	5,557,346

Iron/Steel – 0.6%
Cleveland-Cliffs, Inc.(a)(b) (NR/Ba3)
1,145,000	7.500	09/15/31	1,118,138
Cleveland-Cliffs, Inc.(a)(b) (BB-/Ba3)
2,425,000	6.750	04/15/30	2,347,934
3,050,000	7.000	03/15/32	2,927,451
Cleveland-Cliffs, Inc.(a)(b) (NR/Ba3)
1,475,000	6.875	11/01/29	1,444,453

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel – (continued)
Mineral Resources Ltd.(a)(b) (NR/Ba3)
	$4,921,000	8.000%		11/01/27	$4,872,823

					12,710,799

Leisure Time – 2.4%
Carnival Corp.(a)(b) (BB+/B1)
	1,034,000	7.625		03/01/26	1,034,155
	6,593,000	5.750		03/01/27	6,596,296
	3,670,000	5.750		03/15/30	3,654,990
	2,065,000	6.125		02/15/33	2,034,541
Carnival Corp.(a)(b) (BBB-/Baa3)
	3,890,000	4.000		08/01/28	3,718,801
Deuce Finco PLC(a) (NR/B2)
GBP	2,000,000	5.500		06/15/27	2,533,275
MajorDrive Holdings IV LLC(a)(b) (CCC+/Caa2)
	$11,557,000	6.375		06/01/29	8,866,184
NCL Corp. Ltd.(a)(b) (B+/B3)
	825,000	5.875		03/15/26	823,127
	310,000	7.750		02/15/29	322,967
	3,305,000	6.750		02/01/32	3,267,389
Pinnacle Bidco PLC(a)(b) (NR/B3)
GBP	2,783,000	10.000		10/11/28	3,794,853
Royal Caribbean Cruises Ltd.(a)(b) (BBB-/Ba1)
	$4,553,000	5.375		07/15/27	4,536,791
	1,175,000	5.625		09/30/31	1,154,297
	850,000	6.250		03/15/32	858,067
Viking Cruises Ltd.(a)(b) (BB-/B1)
	2,985,000	5.875		09/15/27	2,969,090
	2,925,000	7.000		02/15/29	2,934,770

					49,099,593

Lodging – 2.4%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
	5,040,000	7.250		10/01/29	5,143,572
Hilton Domestic Operating Co., Inc.(a)(b) (BB+/Ba2)
	1,365,000	5.875		04/01/29	1,369,163
	1,460,000	4.000		05/01/31	1,323,067
	2,295,000	3.625		02/15/32	2,010,466
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B+/B2)
	6,370,000	5.000		06/01/29	5,955,186
	2,913,000	4.875		07/01/31	2,559,799
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (BB/Ba2)
	2,800,000	6.625		01/15/32	2,777,628
Marriott Ownership Resorts, Inc.(a) (B/B2)
	2,864,000	4.750		01/15/28	2,726,900
	2,585,000	4.500	(b)	06/15/29	2,369,592
Melco Resorts Finance Ltd.(a)(b) (BB-/Ba3)
	2,190,000	7.625		04/17/32	2,186,879
MGM Resorts International(a) (BB-/B1)
	4,046,000	4.750		10/15/28	3,896,824
	2,870,000	6.125		09/15/29	2,841,673
	1,215,000	6.500		04/15/32	1,191,915

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging – (continued)
Travel & Leisure Co.(a) (BB-/Ba3)
$4,860,000	6.625	%(b)	07/31/26	$4,898,588
2,397,000	6.000		04/01/27	2,401,243
2,610,000	4.500	(b)	12/01/29	2,439,593
3,287,000	4.625	(b)	03/01/30	3,068,414

				49,160,502

Machinery - Construction & Mining(a)(b) – 0.4%
Terex Corp. (BB-/Ba3)
2,945,000	6.250		10/15/32	2,860,361
Vertiv Group Corp. (BB+/Ba2)
5,321,000	4.125		11/15/28	5,065,432

				7,925,793

Machinery-Diversified(a)(b) – 1.0%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
6,729,000	9.000		02/15/29	6,742,727
Mueller Water Products, Inc. (BB/Ba1)
3,183,000	4.000		06/15/29	2,955,893
SPX FLOW, Inc.(c) (B-/Caa1)
2,905,000	8.750		04/01/30	2,987,676
TK Elevator Holdco GmbH (CCC+/Caa1)
6,723,000	7.625		07/15/28	6,733,085

				19,419,381

Media – 6.1%
Altice Financing SA(a)(b)(c) (CCC+/Caa1)
3,698,000	5.000		01/15/28	2,771,392
AMC Networks, Inc.(a)(b) (BB/Ba3)
1,995,000	10.250		01/15/29	2,067,738
CCO Holdings LLC/CCO Holdings Capital Corp.(a) (BB-/B1)
5,976,000	5.125	(b)	05/01/27	5,884,567
3,167,000	5.000	(b)	02/01/28	3,072,813
5,386,000	4.750	(b)	03/01/30	4,991,045
6,131,000	4.500	(b)	08/15/30	5,582,521
15,352,000	4.250	(b)	02/01/31	13,579,339
5,770,000	4.750	(b)	02/01/32	5,123,183
2,804,000	4.500		05/01/32	2,437,854
CSC Holdings LLC(a)(b) (CCC-/Ca)
13,180,000	5.750		01/15/30	6,987,641
CSC Holdings LLC(a)(b) (CCC+/Caa1)
2,340,000	5.500		04/15/27	2,165,834
3,070,000	3.375		02/15/31	2,192,256
6,382,000	4.500		11/15/31	4,601,358
Cumulus Media New Holdings, Inc.(a)(b) (CCC+/Caa1)
1,655,000	8.000		07/01/29	577,214
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (BB/B1)
7,246,000	5.875		08/15/27	7,024,272
DISH DBS Corp. (C/Caa3)
7,124,000	5.125		06/01/29	4,632,025
DISH DBS Corp.(a)(b) (CC/Caa1)
5,216,000	5.250		12/01/26	4,791,939
709,000	5.750	(c)	12/01/28	598,658

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
DISH Network Corp.(a)(b) (B/Caa1)
$4,060,000	11.750%		11/15/27	$4,277,738
Gray Media, Inc.(a)(b) (B/Ba3)
3,080,000	10.500		07/15/29	3,217,430
iHeartCommunications, Inc.(a)(b) (CCC-/Caa3)
4,446,000	10.875		05/01/30	2,210,907
iHeartCommunications, Inc.(a)(b) (CCC+/Caa1)
1,605,500	9.125		05/01/29	1,287,033
2,079,200	7.000	(c)	01/15/31	1,458,704
McGraw-Hill Education, Inc.(a)(b) (CCC+/Caa1)
5,043,000	8.000		08/01/29	4,983,896
Nexstar Media, Inc.(a)(b) (BB+/B2)
2,744,000	5.625		07/15/27	2,705,200
Sirius XM Radio LLC(a)(b) (BB+/Ba3)
4,676,000	3.125		09/01/26	4,531,044
7,384,000	5.000		08/01/27	7,214,094
3,210,000	4.000		07/15/28	2,991,945
Sunrise HoldCo IV BV(a)(b) (B/B3)
3,025,000	5.500		01/15/28	2,974,240
Virgin Media Secured Finance PLC(a)(b) (B+/Ba3)
2,150,000	5.500		05/15/29	2,036,738
Virgin Media Vendor Financing Notes IV DAC(a)(b) (B-/B2)
1,850,000	5.000		07/15/28	1,748,491
VZ Secured Financing BV(a)(b) (B+/B1)
2,320,000	5.000		01/15/32	2,014,688
Ziggo BV(a)(b) (B+/B1)
2,492,000	4.875		01/15/30	2,282,373

				125,016,170

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co. of America, Inc. (B+/Ba3)
4,824,000	4.375		10/15/29	4,528,964

Mining(a)(b) – 0.4%
Alcoa Nederland Holding BV (BB/Ba1)
1,220,000	7.125		03/15/31	1,255,575
FMG Resources August 2006 Pty. Ltd. (BB+/Ba1)
2,785,000	5.875		04/15/30	2,750,549
Novelis Corp. (BB/Ba3)
4,432,000	4.750		01/30/30	4,123,090
Novelis, Inc. (BB/Ba3)
750,000	6.875		01/30/30	758,790

				8,888,004

Miscellaneous Manufacturing – 0.5%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
1,951,000	4.625		05/15/30	1,820,400
615,000	6.375		03/15/33	611,249
Axon Enterprise, Inc.(a)(b) (NR/Ba3)
1,480,000	6.125		03/15/30	1,495,140
Axon Enterprise, Inc.(a)(b) (BB+/Ba3)
1,530,000	6.250		03/15/33	1,548,972
Hillenbrand, Inc.(a) (BB+/Ba1)
4,364,000	3.750		03/01/31	3,816,274

				9,292,035

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Office & Business Equipment(a)(b) – 0.0%
Xerox Holdings Corp. (B+/B3)
$927,000	5.000%		08/15/25	$920,873

Oil Field Services – 4.7%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
2,599,000	6.250		04/01/28	2,599,858
5,040,000	6.625		09/01/32	5,060,513
Aris Water Holdings LLC(a)(b) (B+/B2)
2,350,000	7.250		04/01/30	2,376,320
Chord Energy Corp.(a)(b) (BB/Ba2)
2,965,000	6.750		03/15/33	2,951,984
Civitas Resources, Inc.(a)(b) (BB-/B1)
6,281,000	5.000		10/15/26	6,187,476
2,496,000	8.375		07/01/28	2,578,493
CNX Resources Corp.(a)(b) (BB/B1)
2,915,000	7.375		01/15/31	2,964,876
1,900,000	7.250		03/01/32	1,932,775
Crescent Energy Finance LLC(a)(b) (BB-/B1)
2,847,000	9.250		02/15/28	2,961,620
1,765,000	7.625		04/01/32	1,746,768
Diamond Foreign Asset Co./Diamond Finance LLC(a)(b) (BB+/WR)
1,452,000	8.500		10/01/30	1,492,598
Expand Energy Corp.(a) (BBB-/Ba1)
3,670,000	5.375		03/15/30	3,647,026
525,000	4.750		02/01/32	497,207
Matador Resources Co.(a)(b) (BB-/B1)
3,288,000	6.875		04/15/28	3,323,872
1,045,000	6.500		04/15/32	1,036,755
1,164,000	6.250		04/15/33	1,137,379
Noble Finance II LLC(a)(b) (BB-/B1)
6,927,000	8.000		04/15/30	6,921,597
Permian Resources Operating LLC(a)(b) (BB/Ba3)
1,337,000	5.875		07/01/29	1,320,595
2,190,000	9.875		07/15/31	2,399,649
1,252,000	7.000		01/15/32	1,282,098
Range Resources Corp.(a)(b) (BB+/Ba2)
2,660,000	4.750		02/15/30	2,533,650
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b) (B/B3)
3,163,000	7.875		11/01/28	3,256,815
SM Energy Co.(a) (BB-/B1)
875,000	6.500	(c)	07/15/28	868,962
2,165,000	6.750	(b)	08/01/29	2,134,928
2,440,000	7.000	(b)	08/01/32	2,401,472
Sunoco LP(a)(b) (BB+/Ba1)
1,915,000	7.000		05/01/29	1,960,443
1,465,000	7.250		05/01/32	1,513,360
990,000	6.250		07/01/33	989,980
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
2,925,000	7.000	(b)	09/15/28	2,992,187
4,425,000	4.500		04/30/30	4,139,056
TechnipFMC PLC(a)(b) (BBB-/WR)
1,240,000	6.500		02/01/26	1,240,099

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Transocean Poseidon Ltd.(a)(b) (B/B1)
	$1,630,125	6.875%		02/01/27	$1,621,127
Transocean Titan Financing Ltd.(a)(b) (B/B1)
	375,476	8.375		02/01/28	383,718
Transocean, Inc. (a)(b) (B/B1)
	3,599,200	8.750		02/15/30	3,737,157
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
	1,550,000	7.125		03/15/29	1,576,644
Viper Energy, Inc. (a)(b) (BBB-/Ba3)
	4,200,000	7.375		11/01/31	4,390,764
Wildfire Intermediate Holdings LLC(a)(b) (B+/B3)
	5,055,000	7.500		10/15/29	4,928,928

					95,088,749

Packaging – 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)(b) (B/B2)
	2,990,000	6.000		06/15/27	2,949,695
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a) (CCC/Caa2)
EUR	3,315,000	3.000		09/01/29	2,998,585
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(C/Caa3)
	$5,387,000	5.250	%(a)(b)(c)	08/15/27	2,469,007
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)(c) (CC/Caa1)
	2,179,000	4.125		08/15/26	2,004,963
Ball Corp.(a) (BB+/Ba1)
	3,841,000	6.000		06/15/29	3,892,277
	2,925,000	2.875		08/15/30	2,549,840
Clydesdale Acquisition Holdings, Inc.(a)(b) (B+/NR)
	2,305,000	6.750		04/15/32	2,320,098
Efesto Bidco SpA Efesto U.S. LLC(a)(b) (B-/B3)
	4,206,000	7.500		02/15/32	4,129,198
LABL, Inc.(a)(b) (B-/B3)
	2,375,000	5.875		11/01/28	1,869,268
LABL, Inc.(a)(b)(c) (CCC+/Caa3)
	2,035,000	10.500		07/15/27	1,814,528
Mauser Packaging Solutions Holding Co. (a)(b) (B/B2)
	8,886,000	7.875		04/15/27	8,711,390
Sealed Air Corp. (a)(b) (BB+/Ba2)
	1,160,000	6.500		07/15/32	1,174,442
Sealed Air Corp./Sealed Air Corp. U.S.(a)(b) (BB+/Ba2)
	2,265,000	7.250		02/15/31	2,343,958
TriMas Corp.(a)(b) (BB-/Ba3)
	2,865,000	4.125		04/15/29	2,661,127

					41,888,376

Pharmaceuticals – 2.5%
1261229 BC Ltd.(a)(b) (B/Caa1)
	3,055,000	10.000		04/15/32	3,039,267
AdaptHealth LLC(a)(b) (B+/B1)
	3,109,000	6.125		08/01/28	3,048,095

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals – (continued)
Bausch Health Americas, Inc.(a)(b)(c) (CCC+/Ca)
$1,223,000	8.500%		01/31/27	$1,161,593
Bausch Health Cos., Inc.(b) (B-/Caa1)
1,766,000	4.875	(a)	06/01/28	1,419,175
2,823,000	11.000	(c)	09/30/28	2,697,913
Bausch Health Cos., Inc.(a)(b) (CCC+/Ca)
2,135,000	5.000		01/30/28	1,561,133
1,693,000	6.250	(c)	02/15/29	1,132,448
Grifols SA(a)(b) (B-/Caa2)
4,618,000	4.750		10/15/28	4,267,263
Jazz Securities DAC(a)(b) (BB/Ba1)
4,361,000	4.375		01/15/29	4,144,781
Opal Bidco SAS (B+/B1)
5,895,000	0.000		03/31/32	5,895,000
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB/Ba1)
6,990,000	4.125		04/30/28	6,533,064
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB-/B1)
5,380,000	5.125		04/30/31	4,695,233
Perrigo Finance Unlimited Co.(a) (B+/Ba3)
6,986,000	4.900		06/15/30	6,678,127
Prestige Brands, Inc.(a)(b) (BB/B1)
2,014,000	3.750		04/01/31	1,804,645
Teva Pharmaceutical Finance Netherlands III BV (BB/Ba2)
2,000,000	3.150		10/01/26	1,938,720

				50,016,457

Pipelines – 4.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba3)
3,939,000	6.625		02/01/32	4,006,160
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
1,260,000	7.000		07/15/29	1,287,002
1,270,000	7.250		07/15/32	1,315,491
CNX Midstream Partners LP(a)(b) (BB/B1)
3,461,000	4.750		04/15/30	3,229,425
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
2,519,000	8.000		01/15/27	2,569,380
1,470,000	8.875		04/15/30	1,526,727
3,837,000	8.000		05/15/33	3,873,068
Global Partners LP/GLP Finance Corp.(a) (B+/B2)
1,383,000	6.875		01/15/29	1,379,307
1,410,000	8.250	(b)	01/15/32	1,450,185
Hess Midstream Operations LP(a)(b) (BB+/Ba2)
2,740,000	5.875		03/01/28	2,755,070
1,125,000	6.500		06/01/29	1,146,926
807,000	5.500		10/15/30	792,095
Howard Midstream Energy Partners LLC(a)(b) (B+/B1)
4,965,000	7.375		07/15/32	5,085,947
Kinetik Holdings LP(a)(b) (BB+/Ba1)
4,555,000	6.625		12/15/28	4,625,694
4,315,000	5.875		06/15/30	4,271,980

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b) (B+/B2)
$4,696,000	8.125%		02/15/29	$4,729,999
NuStar Logistics LP(a) (NR/Ba1)
4,206,000	5.625		04/28/27	4,182,909
Prairie Acquiror LP(a)(b) (B-/B3)
2,731,000	9.000		08/01/29	2,780,868
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
2,695,000	6.750		03/15/33	2,746,582
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
2,915,000	7.375		02/15/29	2,926,718
3,675,000	6.000		09/01/31	3,473,353
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
6,550,000	8.500		06/15/30	6,602,924
Venture Global Calcasieu Pass LLC(a)(b) (BB+/Ba2)
2,815,000	4.125		08/15/31	2,557,512
Venture Global LNG, Inc.(a)(b) (BB/B1)
3,770,000	8.125		06/01/28	3,850,640
6,995,000	9.500		02/01/29	7,500,319
4,930,000	7.000		01/15/30	4,858,022
3,453,000	9.875		02/01/32	3,668,536

				89,192,839

Real Estate – 0.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)(b)(c) (CCC+/Caa1)
5,544,000	5.750		01/15/29	4,527,230
Cushman & Wakefield U.S. Borrower LLC(a)(b) (BB-/Ba3)
2,303,000	6.750		05/15/28	2,309,172
1,120,000	8.875		09/01/31	1,188,141
Kennedy-Wilson, Inc.(a) (B/B2)
2,735,000	4.750		03/01/29	2,502,224
3,501,000	4.750	(c)	02/01/30	3,135,216
1,514,000	5.000		03/01/31	1,336,877

				14,998,860

Real Estate Investment Trust – 2.6%
HAT Holdings I LLC/HAT Holdings II LLC(a)(b) (BB+/Baa3)
3,285,000	8.000		06/15/27	3,404,935
Iron Mountain, Inc.(a)(b) (BB-/Ba3)
2,425,000	7.000		02/15/29	2,480,654
3,112,000	4.875		09/15/29	2,970,684
7,045,000	5.625		07/15/32	6,747,560
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b) (BB/Ba1)
5,216,000	5.250		10/01/25	5,200,874
2,000,000	7.000		07/15/31	2,054,360
MPT Operating Partnership LP/MPT Finance Corp.(a)(b) (B-/B2)
170,000	8.500		02/15/32	173,240
MPT Operating Partnership LP/MPT Finance Corp.(a) (CCC+/Caa1)
3,090,000	3.500		03/15/31	2,060,876
SBA Communications Corp.(a) (BB/Ba3)
5,127,000	3.125		02/01/29	4,676,234

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust – (continued)
Service Properties Trust(a) (BB-/B3)
$4,840,000	8.375%		06/15/29	$4,835,450
Starwood Property Trust, Inc.(a)(b) (BB-/Ba3)
6,478,000	7.250		04/01/29	6,653,036
1,480,000	6.500		07/01/30	1,480,992
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)(b) (B-/B2)
2,096,000	10.500		02/15/28	2,227,817
3,280,000	4.750		04/15/28	3,135,450
XHR LP(a)(b) (BB-/B1)
5,028,000	6.625		05/15/30	4,941,016

				53,043,178

Retailing – 4.6%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
2,755,000	4.375		01/15/28	2,642,431
4,166,000	4.000		10/15/30	3,771,396
1011778 BC ULC/New Red Finance, Inc.(a)(b) (BB+/Ba2)
2,540,000	6.125		06/15/29	2,560,549
Arko Corp.(a)(b)(c) (CCC+/B3)
8,796,000	5.125		11/15/29	7,125,903
Asbury Automotive Group, Inc.(a) (BB/B1)
573,000	4.500		03/01/28	551,478
8,931,000	4.625	(b)	11/15/29	8,366,204
185,000	4.750		03/01/30	172,614
1,014,000	5.000	(b)	02/15/32	918,451
Carvana Co.(a)(b)(d) (B/B3u)
(PIK 12.000%, Cash 9.000%)
276,704	9.000		12/01/28	285,357
(PIK 13.000%, Cash 11.000%)
487,325	9.000		06/01/30	515,751
(PIK 14.000%, Cash 9.000%)
622,355	9.000		06/01/31	690,677
Cheesecake Factory, Inc.(c) (NR/NR)
1,728,000	0.375		06/15/26	1,702,080
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
3,773,000	8.000		05/15/32	3,895,962
eG Global Finance PLC(a)(b) (B-/B3)
6,977,000	12.000		11/30/28	7,729,260
Foundation Building Materials, Inc.(a)(b) (CCC+/Caa1)
3,269,000	6.000		03/01/29	2,670,021
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
2,208,000	4.000		08/15/28	2,077,088
630,000	6.375		01/15/30	632,085
GYP Holdings III Corp.(a)(b) (B/Ba2)
3,038,000	4.625		05/01/29	2,842,292
Ken Garff Automotive LLC(a)(b) (BB-/B1)
4,637,000	4.875		09/15/28	4,419,525
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
8,252,000	4.875		05/01/29	7,739,221
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
1,258,000	3.875		06/01/29	1,154,190
853,000	4.375		01/15/31	772,946
Macy’s Retail Holdings LLC(a)(b) (BB+/Ba2)
1,715,000	5.875		04/01/29	1,668,935

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Maryland Bidco Ltd.(a)(d) (NR/NR) (PIK 10.000%, Cash 10.000%)
GBP	1,071,000	10.000%		01/26/28	$1,040,005
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
	$3,341,000	3.750		02/15/31	2,970,316
Nordstrom, Inc.(a)(c) (BB+/Ba2)
	1,795,000	4.375		04/01/30	1,607,405
Penske Automotive Group, Inc.(a) (BB-/Ba3)
	1,707,000	3.500		09/01/25	1,695,887
	3,469,000	3.750		06/15/29	3,176,771
Sonic Automotive, Inc.(a)(b) (BB-/B1)
	3,208,000	4.625		11/15/29	2,950,237
Stonegate Pub Co. Financing PLC(a)(b)(e) (NR/B3) (3 mo. EUR EURIBOR + 6.625%)
EUR	604,000	9.147		07/31/29	668,041
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
	$3,272,000	5.000		06/01/31	2,953,733
Walgreens Boots Alliance, Inc.(a) (BB-/B1)
	2,900,000	3.450		06/01/26	2,846,901
	2,095,000	8.125	(c)	08/15/29	2,137,612
White Cap Buyer LLC(a)(b) (CCC+/Caa1)
	3,044,000	6.875		10/15/28	2,924,249
Yum! Brands, Inc.(a) (BB/Ba3)
	4,248,000	3.625		03/15/31	3,808,162

					93,683,735

Semiconductors(a)(b) – 0.4%
Amkor Technology, Inc. (BB/Ba3)
	4,563,000	6.625		09/15/27	4,580,933
Entegris, Inc. (BB/Baa3)
	3,240,000	4.750		04/15/29	3,125,401

					7,706,334

Software – 2.4%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
	5,574,000	6.500		02/15/30	5,237,553
Castle U.S. Holding Corp.(a)(b) (C/Ca)
	2,900,000	9.500		02/15/28	1,287,890
Clarivate Science Holdings Corp.(a)(b) (B/Caa1)
	5,391,000	4.875		07/01/29	4,810,443
Cloud Software Group, Inc.(a)(b) (B/B2)
	5,041,000	6.500		03/31/29	4,900,911
	2,940,000	8.250		06/30/32	2,987,687
Cloud Software Group, Inc.(a)(b) (B-/Caa2)
	8,914,000	9.000		09/30/29	8,888,506
Elastic NV(a)(b) (BB-/Ba3)
	3,315,000	4.125		07/15/29	3,094,785
Open Text Corp.(a)(b) (BB/Ba3)
	2,995,000	3.875		12/01/29	2,728,265
Open Text Corp.(a)(b) (BBB-/Ba1)
	2,350,000	6.900		12/01/27	2,432,509
ROBLOX Corp.(a)(b) (BB+/Ba1)
	2,611,000	3.875		05/01/30	2,377,524

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
TeamSystem SpA(a)(b) (B-/B2)
EUR	1,075,000	3.500%	02/15/28	$1,138,173
Twilio, Inc.(a) (BB+/Ba2)
	$6,714,000	3.875	03/15/31	6,046,561
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
	4,350,000	3.875	02/01/29	3,991,951

				49,922,758

Telecommunication Services – 3.5%
Altice France SA(a)(b)(c) (CC/Caa2)
	2,023,000	8.125	02/01/27	1,816,330
	2,730,000	5.125	07/15/29	2,145,398
CommScope LLC(a)(b) (B-/B3)
	1,659,000	4.750	09/01/29	1,474,751
	3,842,000	9.500	12/15/31	3,952,342
CommScope LLC(a)(b)(c) (CCC/Caa3)
	2,025,000	8.250	03/01/27	1,914,557
EchoStar Corp.(a) (B/Caa1)
	8,060,000	10.750	11/30/29	8,472,269
(PIK 6.750%, Cash 6.750%)
	3,395,000	6.750 (d)	11/30/30	3,081,777
Fibercop SpA(a)(b) (BB+/Ba1)
	1,916,000	6.000	09/30/34	1,764,387
	2,806,000	7.200	07/18/36	2,718,312
Frontier Communications Holdings LLC(a)(b) (B/B2)
	6,489,000	5.875	10/15/27	6,489,844
Frontier Communications Holdings LLC(a)(b) (CCC+/Caa1)
	4,745,000	6.000	01/15/30	4,754,964
Hughes Satellite Systems Corp.(c) (CCC+/Caa3)
	1,870,000	6.625	08/01/26	1,541,011
Iliad Holding SASU(a)(b)(B+/B2)
	2,775,000	7.000	04/15/32	2,784,823
Level 3 Financing, Inc.(a)(b)(c) (B-/B3)
	2,814,000	4.500	04/01/30	2,260,149
	1,124,000	3.875	10/15/30	854,330
Level 3 Financing, Inc.(a)(b)(B+/B1)
	528,000	10.500	05/15/30	569,385
	900,000	10.750	12/15/30	994,797
Lorca Telecom Bondco SA(BB+/Ba3)
EUR	3,396,000	4.000%	09/18/27	3,665,264
Nokia of America Corp. (NR/WR)
	$5,200,000	6.450	03/15/29	5,126,212
Sable International Finance Ltd.(a)(b) (BB-/Ba3)
	1,795,000	7.125	10/15/32	1,726,790
Vodafone Group PLC(a)(e) (BB+/Ba1) (5 yr. USD Swap + 4.873%)
	4,717,000	7.000	04/04/79	4,865,208
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b) (B-/B3)
	1,380,000	8.250	10/01/31	1,406,068
Zayo Group Holdings, Inc.(a)(b)(c) (B-/B3)
	3,415,000	4.000	03/01/27	3,116,051

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Zayo Group Holdings, Inc.(a)(b) (CCC/Caa2)
$3,525,000	6.125%	03/01/28	$2,944,080

			70,439,099

Transportation(a)(b)(c) – 0.3%
Rand Parent LLC(BB-/Ba1)
6,277,000	8.500	02/15/30	6,207,576

Water(a)(b) – 0.4%
Aris Water Holdings LLC(B+/B2)
7,280,000	7.625	04/01/26	7,280,000

TOTAL CORPORATE OBLIGATIONS (Cost $1,860,784,651)			$1,821,891,823

Bank Loans(g) – 6.4%

Aerospace & Defense – 0.4%
Dynasty Acquisition Co., Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.000%)
$3,915,188	6.325%	10/31/31	$3,901,406
Kaman Corp.(h) (B/B2)
3,655,172	0.000	02/26/32	3,603,379
Kaman Corp.(h)(NR/B2)
344,828	0.000	02/26/32	339,941

			7,844,726

Automotive – 0.2%
First Brands Group LLC (B+/B1)(3 mo. USD Term SOFR + 5.000%)
3,409,660	9.552	03/30/27	3,158,198

Banks – 0.1%
Nouryon Finance BV (B+/B2)(3 mo. USD Term SOFR + 3.250%)
2,886,224	7.553	04/03/28	2,875,400

Building & Construction – 0.7%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
4,925,281	7.075	07/30/31	4,879,131
Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
2,951,047	6.825	09/23/31	2,926,140
Brown Group Holding LLC (B+/WR)((1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%))
2,878,286	6.825–6.825	07/01/31	2,858,512
Construction Partners, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
648,375	6.827	11/03/31	643,785
TRC Cos. LLC (B/B3)(1 mo. USD Term SOFR + 3.000%)
2,863,307	7.325	12/08/28	2,832,527

			14,140,095

Capital Goods - Others – 0.3%
LSF12 Crown U.S. Commercial Bidco LLC ( B-/B1)(1 mo. USD Term SOFR + 4.250%)
3,200,000	8.573	12/02/31	3,134,656

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)

Capital Goods - Others – (continued)
Titan Acquisition Ltd. (B-/B3)(6 mo. USD Term SOFR + 4.500%)
$2,927,875	8.785%	02/15/29	$2,911,420

			6,046,076

Chemicals – 0.0%
Windsor Holdings III LLC (B+/B2)(1 mo. USD Term SOFR + 2.750%)
4,084	7.069	08/01/30	4,037

Commercial Services – 1.0%
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 3.500%)
5,087,250	7.803	12/29/31	5,022,591
Cinemark USA, Inc. (NR/Ba1)((1 mo. USD Term SOFR + 2.750%) – (3 mo. USD Term SOFR + 2.750%))
3,797,983	7.075–7.075	05/24/30	3,804,630
Fleet Midco I Ltd. (B+/B2)(6 mo. USD Term SOFR + 2.750%)
2,615,088	7.055	02/21/31	2,605,282
Fugue Finance BV (NR/NR)(6 mo. USD Term SOFR + 3.250%)
625,000	7.496	01/09/32	623,631
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
4,055,674	7.316	03/14/31	3,966,028
Wand NewCo 3, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
4,704,263	6.825	01/30/31	4,628,901

			20,651,063

Consumer Cyclical Services – 0.3%
IRB Holding Corp. (B+/B2)(1 mo. USD Term SOFR + 2.500%)
2,878,286	6.825	12/15/27	2,858,369
Pre-Paid Legal Services, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.750%)
3,957,668	7.575	12/15/28	3,913,144

			6,771,513

Diversified Financial Services – 0.4%
FNZ Group Services Ltd. (B-/B3)(3 mo. USD Term SOFR + 5.000%)
5,225,000	9.291	11/05/31	4,804,806
NEXUS Buyer LLC (B/B1)(1 mo. USD Term SOFR + 3.500%)
3,830,774	7.825	07/31/31	3,806,027

			8,610,833

Diversified Manufacturing – 0.2%
Chart Industries, Inc. (BB-/Ba2)(3 mo. USD Term SOFR + 2.500%)
3,828,909	6.805	03/15/30	3,824,123

Entertainment – 0.2%
Crown Finance U.S., Inc. (B-/B3)(1 mo. USD Term SOFR + 5.250%)
4,987,500	9.573	12/02/31	4,955,430

Healthcare – 0.1%
Jazz Financing Lux SARL (BB/Ba1)(1 mo. USD Term SOFR + 2.250%)
2,121,736	6.575	05/05/28	2,120,145

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)

Home Construction(h) – 0.2%
Tecta America Corp. (B/B2)
$5,025,000	0.000%	02/18/32	$4,982,288

Internet – 0.2%
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.500%)
3,475,000	7.799	10/02/31	3,457,625

Machinery – 0.3%
Project Castle, Inc. (B-/Caa1)((3 mo. U.S. (Fed)Prime Rate + 4.500%) – (6 mo. USD Term SOFR + 5.500%))
1,778,915	9.762–12.000	06/01/29	1,502,739
TK Elevator U.S. Newco, Inc. (B/B2)(6 mo. USD Term SOFR + 3.500%)
4,020,859	7.737	04/30/30	4,007,228

			5,509,967

Media - Cable – 0.1%
iHeartCommunications, Inc. (CCC+/Caa1) (1 mo. USD Term SOFR + 5.775%)
2,788,013	10.209	05/01/29	2,260,604

Media - Non Cable – 0.0%
Diamond Sports Group LLC (NR/NR)(Fixed + 12.000%)
210,662	15.000	01/02/28	191,176

Midstream – 0.1%
AL NGPL Holdings LLC (B+/Ba3)(3 mo. USD Term SOFR + 2.500%)
2,759,770	6.788	04/13/28	2,755,630

Pipelines – 0.4%
Epic Y-Grade Services LP (B-/B3)(3 mo. USD Term SOFR + 5.750%)
4,676,500	10.044	06/29/29	4,671,403
Prairie ECI Acquiror LP (B-/B3)(1 mo. USD Term SOFR + 3.250%)
2,778,345	8.575	08/01/29	2,776,622

			7,448,025

Restaurants – 0.2%
SeaWorld Parks & Entertainment, Inc. (BB+/Ba2) (1 mo. USD Term SOFR + 2.000%)
3,802,768	6.325	12/04/31	3,769,493

Retailers – 0.0%
Restoration Hardware, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
2,593	6.939	10/20/28	2,467

Technology – 0.8%
Clover Holdings 2 LLC (B/B2)(Fixed + 7.750%)
5,425,000	7.750	12/09/31	5,391,093
Kaseya, Inc.(h) (B/B2)
5,225,000	0.000	03/22/32	5,202,167
Pitney Bowes, Inc.(h) (BB/Ba2)
5,100,000	0.000	03/19/32	5,040,483

			15,633,743

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)

Technology - Software – 0.1%
Physician Partners LLC (B/NR)(3 mo. USD Term SOFR + 5.000%)
$350,358	10.316%	12/31/29	$321,163
Physician Partners LLC (CCC-/C)(3 mo. USD Term SOFR + 4.000%)
2,285,375	8.449	12/26/28	685,612

			1,006,775

Wireless Telecommunication Services – 0.1%
CCI Buyer, Inc. (B-/B1)(3 mo. USD Term SOFR + 4.000%)
2,023,650	8.299	12/17/27	2,023,084

TOTAL BANK LOANS (Cost $133,366,659)			$130,042,516

Shares	Description		Value

Common Stocks – 0.5%

Automobile Components – 0.0%
1,229	Lear Corp.		$108,422

Chemicals – 0.0%
411	LyondellBasell Industries NV Class A		28,934

Commercial Services & Supplies(i)(j) – 0.0%
7,179,000	Reorganized ISA SA		—

Communications Equipment(i) – 0.4%
229,679	Intelsat SA		8,369,044

Diversified Telecommunication Services(i) – 0.0%
4,500	Holdco		31,610

Energy Equipment & Services – 0.1%
33,272	Noble Corp. PLC		788,547

IT Services – 0.0%
11,631	DSG TopCo, Inc.		204,275

Oil, Gas & Consumable Fuels(i) – 0.0%
18,791	Valaris Ltd.		737,735

TOTAL COMMON STOCKS (Cost $20,819,971)			$10,268,567

Units	Expiration Date		Value

Rights – 0.0%

Media – 0.0%
Cineworld Group PLC (NR/NR)
42,700	12/31/99		$897,767
(Cost $1,085,007)

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%

Aerospace/Defense – 0.0%
Boeing Co.
15,000	6.000	$897,450

(Cost $750,000)

Units	Expiration Date	Value

Warrants(i) – 0.0%

Intelsat SA (NR/NR)(j)
6,089	02/17/27	$27,401
Noble Corp. PLC (NR/NR)
4,596	02/04/28	42,283

(Cost $11,490)

TOTAL WARRANTS (Cost $3,316,784)		$69,684

Shares	Description	Value

Exchange Traded Funds – 0.7%

356,595	iShares Broad USD High Yield Corporate Bond ETF (NR/NR)	$13,126,262

(Cost $12,690,454)

Shares	Dividend Rate	Value

Investment Company(k) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
40,819	4.259%	$40,819

(Cost $40,819)

Securities Lending Reinvestment Vehicle(k) – 3.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
67,561,907	4.259%	$67,561,907

(Cost $67,561,907)

TOTAL INVESTMENTS – 100.5% (Cost $2,100,416,252)		$2,044,796,795

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		$(10,584,371)

NET ASSETS – 100.0%		$2,034,212,424

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)	Security is currently in default and/or non-income producing.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(k)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At March 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Groundworks LLC (B/B3), due 03/14/31	$613,679	$597,097	$(13,900)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BofA Securities LLC	EUR	2,791,583	USD	2,896,546	04/09/25	$123,422
Deutsche Bank AG (London)	EUR	65,250	USD	68,086	04/09/25	2,502
UBS AG (London)	EUR	1,885,863	USD	1,968,681	04/09/25	71,469

TOTAL						$197,393

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	USD	1,819,135	EUR	1,743,952	04/09/25	$ (67,493)
State Street Bank and Trust	USD	36,037,776	EUR	34,930,819	04/09/25	(1,750,815)
	USD	27,391,378	GBP	21,229,101	06/04/25	(29,434)

TOTAL						$(1,847,742)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	275	06/30/25	$ 56,972,266	$167,125
20 Year U.S. Treasury Bonds	95	06/18/25	11,141,719	107,922
Ultra 10-Year U.S. Treasury Notes	220	06/18/25	25,107,500	271,571
Ultra Long U.S. Treasury Bonds	35	06/18/25	4,278,750	(30,517)

Total				$516,101

Short position contracts:
5 Year U.S. Treasury Notes	(149)	06/30/25	(16,115,281)	36,989
5 Year German Euro-Bobl	(77)	06/06/25	(9,807,205)	71,019

Total				$108,008

TOTAL FUTURES CONTRACTS				$624,109

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	0.731%	06/20/25	$ 45,364	$ 506,093	$ 130,707	$ 375,386
CDX.NA.HY Index 39	5.000	2.669	12/20/27	90,783	5,400,593	4,385,343	1,015,250
CDX.NA.HY Index 44	5.000	3.768	06/20/30	126,900	6,772,636	7,325,791	(553,155)

TOTAL					$12,679,322	$11,841,841	$ 837,481

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SPX	—S&P 500 Index
USD	—U.S. Dollar

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.HY Ind 39	—CDX North America High Yield Index 39
CDX.NA.HY Ind 44	—CDX North America High Yield Index 44

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 85.9%

Aerospace & Defense – 3.2%
Air Comm Corp. LLC (B/B2)(1 mo. USD Term SOFR + 3.000%)
$6,821,964	7.322%	11/21/31	$6,770,799
Air Comm Corp. LLC (NR/B2)
243,421	0.000	12/11/31	240,094
Bleriot U.S. Bidco, Inc. (B/B2)(3 mo. USD Term SOFR + 2.750%)
6,643,010	7.049	10/31/30	6,585,947
Brown Group Holding LLC (B+/B2)(1 mo. USD Term SOFR + 2.500%)
10,874,176	6.825	07/01/31	10,803,168
Dynasty Acquisition Co., Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.000%)
5,386,500	6.325	10/31/31	5,367,539
Kaman Corp.(b) (B/B2)
4,934,483	0.000	02/26/32	4,864,561
Kaman Corp.(b) (NR/B2)
465,517	0.000	02/26/32	458,921
Propulsion BC Finco SARL (NR/B2)(3 mo. USD Term SOFR + 3.250%)
10,475,186	7.549	09/14/29	10,467,749
Spirit Aerosystems, Inc. (BB-/Ba2)(3 mo. USD Term SOFR + 4.250%)
4,910,483	8.791	01/15/27	4,908,420
TransDigm, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 2.500%)
9,736,937	6.799	02/28/31	9,676,471

			60,143,669

Airlines(b) – 0.2%
Vista Management Holding, Inc. (NR/NR)
4,200,000	0.000	03/26/31	4,168,500

Automotive – 1.1%
Autokiniton U.S. Holdings, Inc. (B/B2)(1 mo. USD Term SOFR + 4.000%)
7,592,174	8.442	04/06/28	7,435,623
First Brands Group LLC (B-/Caa1)(3 mo. USD Term SOFR + 8.500%)
3,850,000	13.052	03/30/28	3,445,750
First Brands Group LLC (B+/B1) (3 mo. USD Term SOFR + 5.000%)
8,102,350	9.552	03/30/27	7,504,801
Holley Purchaser, Inc. (B/B2)(1 mo. USD Term SOFR + 3.750%)
2,880,926	8.188	11/17/28	2,759,697

			21,145,871

Automotive - Distributors – 1.1%
American Axle & Manufacturing, Inc. (BB+/Ba1)((1 mo. USD Term SOFR + 3.000%) – (6 mo. USD Term SOFR + 3.000%))
5,212,917	7.251–7.322	12/13/29	5,147,756
DexKo Global, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
4,015,729	8.189	10/04/28	3,729,207
RealTruck Group, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.500%)
4,846,826	7.939	01/31/28	4,621,303

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Automotive - Distributors – (continued)
SRAM LLC (BB-/B1)(1 mo. USD Term SOFR + 2.250%)
	$6,900,300	6.572%	02/27/32	$6,831,296

				20,329,562

Automotive - Parts – 1.0%
Adient U.S. LLC (BBB-/Ba2)(1 mo. USD Term SOFR + 2.250%)
	1,859,533	6.575	01/31/31	1,832,570
Clarios Global LP (BB-/B1) (1 mo. EUR EURIBOR + 3.000%)
EUR	4,125,000	5.363	07/16/31	4,409,468
(1 mo. USD Term SOFR + 2.500%)
	$5,323,283	6.825	05/06/30	5,243,434
Mavis Tire Express Services Corp. (B-/B2)(3 mo. USD Term SOFR + 3.000%)
	6,636,631	7.313	05/04/28	6,587,719

				18,073,191

Banks – 0.6%
Nouryon Finance BV (B+/B2)(3 mo. USD Term SOFR + 3.250%)
	9,478,256	7.553	04/03/28	9,442,712
Superannuation & Investments U.S. LLC (BB-/Ba2)(1 mo. USD Term SOFR + 3.750%)
	2,425,333	8.189	12/01/28	2,430,184

				11,872,896

Building & Construction – 3.0%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	10,771,878	7.075	07/30/31	10,670,945
Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
	10,617,782	6.825	09/23/31	10,528,168
Construction Partners, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
	3,740,625	6.827	11/03/31	3,714,142
Cube Industrials Buyer, Inc. (B/B3)(3 mo. USD Term SOFR + 3.500%)
	6,700,000	7.793	10/17/31	6,644,189
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	11,613,999	8.189	03/31/28	11,526,894
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2)(1 mo. USD Term SOFR + 6.750%)
	600,000	11.189	03/30/29	594,000
TRC Cos. LLC (B/B3)(1 mo. USD Term SOFR + 3.000%)
	12,290,142	7.325	12/08/28	12,158,023

				55,836,361

Building Materials – 3.4%
Associated Materials, Inc. (B/B3)(1 mo. USD Term SOFR + 6.000%)
	7,160,422	10.325	03/08/29	6,863,264
Chamberlain Group, Inc. (B/B3)(1 mo. USD Term SOFR + 3.250%)
	9,790,254	7.675	11/03/28	9,690,296

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Building Materials – (continued)
Cornerstone Building Brands, Inc. (B/B3)(1 mo. USD Term SOFR + 3.250%)
	$1,964,683	7.669%		04/12/28	$1,644,067
CP Atlas Buyer, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	2,311,356	8.175		11/23/27	2,132,804
Icebox Holdco III, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.500%)
	7,331,810	8.061		12/22/28	7,329,170
Icebox Holdco III, Inc. (CCC/Caa2)(3 mo. USD Term SOFR + 6.750%)
	1,525,000	11.311		12/21/29	1,532,625
LBM Acquisition LLC (B-/B3) (1 mo. USD Term SOFR + 3.750%)
	2,873,300	8.175		12/17/27	2,805,720
	1,191,000	8.175		06/06/31	1,096,018
MI Windows & Doors LLC (BB-/B1)(1 mo. USD Term SOFR + 3.000%)
	6,550,500	7.325		03/28/31	6,422,241
Oscar AcquisitionCo LLC (B/B1)(3 mo. USD Term SOFR + 4.250%)
	3,427,521	8.549		04/29/29	3,197,397
Potters Industries LLC (B/B2)(3 mo. USD Term SOFR + 3.000%)
	1,276,823	7.317		12/14/27	1,275,865
Quikrete Holdings, Inc. (BB/Ba3)
	4,625,000	0.000	(b)	02/10/32	4,568,344
(1 mo. USD Term SOFR + 2.250%)
	6,867,006	6.575		04/14/31	6,784,052
Vector WP Holdco, Inc. (B/B3)(1 mo. USD Term SOFR + 5.000%)
	8,790,508	9.439		10/12/28	8,669,639

					64,011,502

Capital Goods - Others – 3.0%
AI Aqua Merger Sub, Inc. (B/B3)(1 mo. USD Term SOFR + 3.000%)
	11,743,914	7.323		07/31/28	11,623,304
Engineered Machinery Holdings, Inc. (B-/B1) (3 mo. EUR EURIBOR + 3.750%)
EUR	3,299,352	6.105		05/21/28	3,563,878
(3 mo. USD Term SOFR + 3.750%)
	$5,859,830	8.311		05/19/28	5,856,197
Engineered Machinery Holdings, Inc. (CCC+/Caa1) (3 mo. USD Term SOFR + 6.000%)
	500,000	10.561		05/21/29	499,690
(3 mo. USD Term SOFR + 6.500%)
	2,000,000	11.061		05/21/29	1,999,160
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1)(1 mo. USD Term SOFR + 4.250%)
	3,178,948	8.573		12/02/31	3,114,034
Nvent Electric PLC (B/B2)(1 mo. USD Term SOFR + 3.500%)
	7,650,000	7.825		01/30/32	7,637,225
RC Buyer, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.500%)
	4,093,158	7.939		07/28/28	3,991,688

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Capital Goods - Others – (continued)
Team Health Holdings, Inc. (B-/Caa2)(3 mo. USD Term SOFR + 5.250%)
	$6,285,602	9.541%	03/02/27	$6,110,611
Titan Acquisition Ltd. (B-/B3)(6 mo. USD Term SOFR + 4.500%)
	11,473,098	8.724	02/15/29	11,408,619

				55,804,406

Chemicals – 5.0%
Albaugh LLC (BB/Ba3)(3 mo. USD Term SOFR + 3.750%)
	3,622,698	8.063	04/06/29	3,516,299
Arthur U.S. Finco, Inc. (B/B3)(3 mo. USD Term SOFR + 5.250%)
	2,252,250	9.549	12/14/29	1,969,773
Ascend Performance Materials Operations LLC (CCC+/Caa2)(6 mo. USD Term SOFR + 4.750%)
	4,602,884	9.067	08/27/26	1,104,692
Ascend Performance Materials Operations LLC(b) (NR/NR)
	345,317	0.000	03/09/26	345,317
Chemours Co. (BB+/Ba1)(1 mo. USD Term SOFR + 3.000%)
	6,865,250	7.325	08/18/28	6,836,622
Consolidated Energy Finance SA (B/B1)(3 mo. USD Term SOFR + 4.500%)
	3,752,275	8.813	11/15/30	3,599,519
Discovery Purchaser Corp. (B-/B3)(3 mo. USD Term SOFR + 3.750%)
	4,793,187	8.040	10/04/29	4,740,750
ECO Services Operations Corp. (BB/B1)(3 mo. USD Term SOFR + 2.000%)
	5,064,611	6.291	06/12/31	4,978,107
Fortis 333, Inc.(b) (B/B2)
	2,500,000	0.000	02/06/32	2,478,125
INEOS Enterprises Holdings U.S. Finco LLC (BB/B1)(3 mo. USD Term SOFR + 3.750%)
	10,320,381	8.163	07/08/30	10,307,480
INEOS Quattro Holdings U.K. Ltd. (BB/B1)(1 mo. USD Term SOFR + 4.250%)
	2,504,923	8.575	10/07/31	2,342,103
INEOS U.S. Finance LLC (BB/Ba3)(1 mo. USD Term SOFR + 3.000%)
	3,989,975	7.325	02/07/31	3,802,446
Innophos, Inc. (B+/WR)(1 mo. USD Term SOFR + 4.250%)
	2,835,078	8.689	03/16/29	2,792,552
Momentive Performance Materials, Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 4.500%)
	6,499,421	8.325	03/29/28	6,452,300
Nobian Finance BV(b) (B/B2)
EUR	3,400,000	0.000	07/31/30	3,647,927
Olympus Water U.S. Holding Corp.(b) (B-/B3)
	$4,189,500	0.000	06/20/31	4,117,483
Polar U.S. Borrower LLC(b) (CCC+/Caa1)
	4,731,318	0.000	10/16/28	2,594,324
Trident TPI Holdings, Inc. (B-/B3)(3 mo. USD Term SOFR + 3.750%)
	9,406,324	8.049	09/15/28	9,073,904

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Chemicals – (continued)
Windsor Holdings III LLC (B+/B2)(1 mo. USD Term SOFR + 2.750%)
	$10,370,749	7.069%	08/01/30	$10,251,900
WR Grace & Co-Conn. (B-/B2)(3 mo. USD Term SOFR + 3.250%)
	8,396,210	7.549	09/22/28	8,301,753

				93,253,376

Coal – 0.1%
Oxbow Carbon LLC (BB-/B1)
(1 mo. USD Term SOFR + 4.000%)
	1,786,634	7.825	05/10/30	1,777,701

Commercial Services – 5.2%
Allied Universal Holdco LLC (B/B3)
(1 mo. EUR EURIBOR + 3.750%)
EUR	651,375	6.113	05/12/28	700,430
(1 mo. USD Term SOFR + 3.750%)
	$6,882,987	8.175	05/12/28	6,871,493
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 3.500%)
	11,992,784	7.803	12/29/31	11,840,355
Anticimex International AB (B/B3)(3 mo. USD Term SOFR + 3.150%)
	6,337,125	7.490	11/16/28	6,316,529
Belron Finance 2019 LLC (b) (BB-/Ba3)
	3,059,606	0.000	10/16/31	3,050,060
Berkeley Research Group LLC (b) (B/B2)
	3,650,000	0.000	03/17/32	3,599,813
Cinemark USA, Inc. (NR/Ba1)((1 mo. USD Term SOFR + 2.750%) – (3 mo. USD Term SOFR + 2.750%))
	3,794,014	7.049–7.075	05/24/30	3,800,654
Element Materials Technology Group U.S. Holdings, Inc. (B/B3)(3 mo. USD Term SOFR + 3.750%)
	9,327,023	8.049	07/06/29	9,294,938
Fleet Midco I Ltd. (B+/B2)(6 mo. USD Term SOFR + 2.750%)
	4,502,499	7.055	02/21/31	4,485,615
Fugue Finance BV (NR/NR)(6 mo. USD Term SOFR + 3.250%)
	7,550,000	7.496	01/09/32	7,533,466
Garda World Security Corp. (B/B1)(1 mo. USD Term SOFR + 3.000%)
	9,505,277	7.322	02/01/29	9,459,746
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
	5,716,774	7.316	03/14/31	5,590,412
Holding Socotec (B/B2)
(3 mo. EUR EURIBOR + 3.250%)
EUR	1,025,000	5.605	06/02/28	1,105,561
(3 mo. USD Term SOFR + 0.000%)
	$8,450,000	8.060	06/30/28	8,439,437
Vaco Holdings LLC (B-/B3)(3 mo. USD Term SOFR + 5.000%)
	2,947,564	9.449	01/21/29	2,717,035
Wand NewCo 3, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
	5,591,578	6.825	01/30/31	5,502,001

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Commercial Services – (continued)
WCG Intermediate Corp. (B-/B3)(1 mo. USD Term SOFR + 3.000%)
	$6,800,000	7.325%		02/25/32	$6,723,568

					97,031,113

Consumer Cyclical Services – 3.3%
Asurion LLC (B/B3)(1 mo. USD Term SOFR + 5.250%)
	4,175,000	9.689		01/20/29	3,857,324
Asurion LLC (B+/Ba3)
	2,850,000	0.000	(b)	12/23/26	2,844,214
(1 mo. USD Term SOFR + 3.250%)
	3,360,842	8.575		09/19/30	3,313,589
Core & Main LP (BB-/Ba3)(6 mo. USD Term SOFR + 2.000%)
	857,540	6.270		07/27/28	855,396
Fluid-Flow Products, Inc. (NR/B3)(3 mo. USD Term SOFR + 3.250%)
	10,116,120	7.549		03/31/28	10,030,740
GSM Holdings, Inc. (B/B3)(3 mo. USD Term SOFR + 5.000%)
	1,982,955	9.299		09/30/31	1,854,063
Hertz Corp. (B/Ba3) (1 mo. USD Term SOFR + 3.500%)
	3,271,783	7.939		06/30/28	2,511,094
IRB Holding Corp. (B+/B2)(1 mo. USD Term SOFR + 2.500%)
	5,754,091	6.825		12/15/27	5,714,273
Pre-Paid Legal Services, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.750%)
	6,582,887	7.689		12/15/28	6,508,829
Spin Holdco, Inc. (CCC+/Caa1)(3 mo. USD Term SOFR + 4.000%)
	2,652,605	8.562		03/04/28	2,235,165
Thevelia (U.S.) LLC (B+/B1)(3 mo. USD Term SOFR + 3.000%)
	7,381,518	7.299		06/18/29	7,353,837
Verisure Holding AB (B+/B1)(3 mo. EUR EURIBOR + 3.000%)
EUR	9,015,000	5.355		03/27/28	9,701,614
Veritiv Corp. (B+/B2)(3 mo. USD Term SOFR + 4.000%)
	$4,724,579	8.299		11/30/30	4,693,066

					61,473,204

Consumer Products – 0.9%
Albion Financing 3 SARL (BB-/B1)(3 mo. USD Term SOFR + 3.000%)
	7,983,523	7.293		08/16/29	7,976,018
Kronos Acquisition Holdings, Inc. (B-/B2)(3 mo. USD Term SOFR + 4.000%)
	5,148,291	8.299		07/08/31	4,401,789
MajorDrive Holdings IV LLC (B/B2)(3 mo. USD Term SOFR + 4.000%)
	4,885,068	8.561		06/01/28	4,418,251

					16,796,058

Diversified Financial Services – 3.4%
Advisor Group, Inc. (B/B1)(1 mo. USD Term SOFR + 3.500%)
	3,126,414	7.825		08/17/28	3,100,559
Allspring Buyer LLC (BB-/Ba3)(3 mo. USD Term SOFR + 3.000%)
	5,922,796	7.313		11/01/30	5,911,720

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Diversified Financial Services – (continued)
DRW Holdings LLC (BB-/Ba3)(3 mo. USD Term SOFR + 3.500%)
	$10,097,993	7.791%	06/26/31	$10,053,865
Edelman Financial Center LLC (B/B2)(1 mo. USD Term SOFR + 3.000%)
	10,204,539	7.325	04/07/28	10,166,272
Eisner Advisory Group LLC (B-/B2)(1 mo. USD Term SOFR + 4.000%)
	5,255,536	8.325	02/28/31	5,244,079
FNZ Group Services Ltd. (B-/B3)(3 mo. USD Term SOFR + 5.000%)
	7,750,000	9.291	11/05/31	7,126,745
NEXUS Buyer LLC (B/B1)(1 mo. USD Term SOFR + 3.500%)
	9,920,449	7.825	07/31/31	9,856,363
NGP XI Midstream Holdings LLC (B/B3)(3 mo. USD Term SOFR + 3.500%)
	6,533,625	7.799	07/25/31	6,500,957
VFH Parent LLC (B+/B1)(1 mo. USD Term SOFR + 2.500%)
	6,625,000	6.825	06/21/31	6,620,892

				64,581,452

Diversified Manufacturing – 2.3%
CeramTec AcquiCo GmbH (B/B1)(3 mo. EUR EURIBOR + 3.500%)
EUR	7,950,000	5.999	03/16/29	8,561,431
Chart Industries, Inc. (BB-/Ba2)(3 mo. USD Term SOFR + 2.500%)
	$7,672,538	6.805	03/15/30	7,662,947
CPM Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 4.500%)
	4,896,398	8.823	09/28/28	4,805,374
Pelican Products, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.250%)
	7,111,125	8.811	12/29/28	6,497,791
SPX Flow, Inc. (B/B1)(1 mo. USD Term SOFR + 3.000%)
	8,588,113	7.325	04/05/29	8,563,465
Victory Buyer LLC (CCC+/B3)(1 mo. USD Term SOFR + 3.750%)
	6,872,736	8.189	11/19/28	6,656,726

				42,747,734

Electrical – 0.5%
Edgewater Generation LLC (BB-/Ba3)(1 mo. USD Term SOFR + 3.000%)
	3,222,388	7.325	08/01/30	3,217,780
Trulite Holding Corp. (BB/B2)(3 mo. USD Term SOFR + 6.000%)
	2,002,082	10.310	03/01/30	1,977,056
Waterbridge Midstream Operating LLC (B-/B2)(3 mo. USD Term SOFR + 4.750%)
	3,790,476	9.053	06/27/29	3,756,021

				8,950,857

Energy – 1.0%
Delek U.S. Holdings, Inc. (BB/B1)(1 mo. USD Term SOFR + 3.500%)
	12,029,660	7.925	11/19/29	11,907,679

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Energy – (continued)
ITT Holdings LLC (BB-/Ba2)(1 mo. USD Term SOFR + 2.750%)
	$1,467,588	7.075%	10/11/30	$1,467,133
Vistra Zero Operating Co. LLC (BBB-/Ba2)(1 mo. USD Term SOFR + 2.750%)
	4,825,000	6.325	04/30/31	4,648,598

				18,023,410

Energy - Exploration & Production – 0.6%
Kohler Energy Co. LLC (B/B1)(3 mo. USD Term SOFR + 3.750%)
	10,681,844	8.049	05/01/31	10,498,223

Entertainment – 1.6%
Alterra Mountain Co. (B+/B1)(1 mo. USD Term SOFR + 2.750%)
	3,772,568	7.075	08/17/28	3,763,137
Arcis Golf LLC (NR/B2)(1 mo. USD Term SOFR + 2.750%)
	6,906,613	7.075	11/24/28	6,880,713
Crown Finance U.S., Inc. (B-/B3)(1 mo. USD Term SOFR + 5.250%)
	4,887,750	9.573	12/02/31	4,856,322
Fender Musical Instruments Corp.(b) (B-/Caa1)(1 mo. USD Term SOFR + 4.000%)
	4,317,613	8.425	12/01/28	3,669,971
GBT U.S. III LLC (BB-/B1)(3 mo. USD Term SOFR + 2.500%)
	4,364,063	6.802	07/28/31	4,339,144
Playtika Holding Corp. (BB/Ba2)(1 mo. USD Term SOFR + 2.750%)
	6,558,855	7.189	03/13/28	6,487,560

				29,996,847

Environmental – 1.0%
Luna III SARL (BB-/Ba3)((1 mo. EUR EURIBOR + 4.175%) – (3 mo. EUR EURIBOR + 4.175%))
EUR	7,625,000	6.879	10/23/28	8,257,113
Madison IAQ LLC (B/B1)(6 mo. USD Term SOFR + 2.500%)
	$11,438,273	6.762	06/21/28	11,291,291

				19,548,404

Food & Beverages – 1.0%
Chef’s Warehouse Leasing Co. LLC (BB-/B1)(1 mo. USD Term SOFR + 3.500%)
	4,990,892	7.825	08/23/29	5,009,608
Chobani LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.500%)
	852,930	6.825	10/25/27	852,222
Froneri Lux Finco SARL (BB-/Ba3)(6 mo. USD Term SOFR + 2.000%)
	2,292,095	6.237	09/17/31	2,274,996
Pegasus BidCo BV (B+/B1)(3 mo. USD Term SOFR + 2.250%)
	10,104,434	7.573	07/12/29	10,079,173

				18,215,999

Food & Drug Retailing – 0.2%
United Natural Foods, Inc. (B+/B3)(1 mo. USD Term SOFR + 4.750%)
	4,044,438	9.075	05/01/31	4,083,183

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Gaming – 0.3%
GVC Holdings (Gibraltar) Ltd. (BB-/Ba1)(3 mo. USD Term SOFR + 2.500%)
	$1,985,239	6.903%	03/29/27	$1,984,524
GVC Holdings Ltd. (BB-/Ba1)(3 mo. USD Term SOFR + 2.750%)
	3,092,771	7.053	10/31/29	3,093,730

				5,078,254

Gas – 0.3%
AL GCX Fund VIII Holdings LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
	4,750,000	6.325	01/30/32	4,714,375

Health Care Products – 0.5%
Iris BidCo GmbH (B-/B3)(3 mo. EUR EURIBOR + 5.000%)
EUR	8,525,000	7.612	06/29/28	8,781,880

Health Care Services – 2.1%
Accelerated Health Systems LLC (CCC+/Caa2)(3 mo. USD Term SOFR + 4.250%)
	$3,661,741	8.699	02/15/29	2,838,875
Electron BidCo, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	4,837,786	7.075	11/01/28	4,825,401
Help At Home, Inc. (B-/B2)(1 mo. USD Term SOFR + 5.000%)
	2,812,006	9.325	09/24/31	2,663,926
Lonza Group AG (B-/B2)(3 mo. USD Term SOFR + 3.925%)
	4,196,605	8.324	07/03/28	3,852,777
Mehilainen Yhtiot OYJ (B/B2) (1 mo. EUR EURIBOR +
	3.900%)
EUR	5,100,000	6.263	08/05/31	5,524,499
NAPA Management Services Corp. (B-/B3)(1 mo. USD Term SOFR + 5.250%)
	$4,277,626	9.675	02/23/29	3,929,299
Phoenix Guarantor, Inc. (B+/B1)(1 mo. USD Term SOFR + 1.500%)
	4,925,374	6.825	02/21/31	4,901,880
Summit Behavioral Healthcare LLC (B-/B3)(3 mo. USD Term SOFR + 4.250%)
	3,128,435	8.549	11/24/28	2,580,959
U.S. Radiology Specialists, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.750%)
	7,842,355	9.049	12/15/27	7,828,318

				38,945,934

Healthcare – 0.8%
LifePoint Health, Inc. (B/B2)(3 mo. USD Term SOFR + 3.750%)
	10,400,389	8.052	05/17/31	10,071,008
Onex TSG Intermediate Corp. (B/B2)(3 mo. USD Term SOFR + 4.750%)
	5,014,393	9.302	02/28/28	5,039,465

				15,110,473

Home Construction – 1.3%
Foundation Building Materials Holding Co. LLC(b) (B/B2)
	1,994,819	0.000	01/31/28	1,888,116

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Home Construction – (continued)
Hunter Douglas, Inc. (B/B1)(3 mo. USD Term SOFR + 3.250%)
$8,696,684	7.549%	01/20/32	$8,285,766
Tecta America Corp.(b) (B/B2)
8,546,764	0.000	02/18/32	8,474,117
Tempur Sealy International, Inc. (BBB-/Ba1)(1 mo. USD Term SOFR + 2.500%)
5,635,875	6.825	10/24/31	5,627,646

			24,275,645

Insurance – 4.4%
Acrisure LLC (B/B2)(1 mo. USD Term SOFR + 2.000%)
11,578,569	7.325	11/06/30	11,485,477
Alliant Holdings Intermediate LLC (B/B2)(1 mo. USD Term SOFR + 2.750%)
12,445,607	7.069	09/19/31	12,360,853
AmWINS Group, Inc.(b) (B+/B1)
6,533,625	0.000	01/30/32	6,476,194
AssuredPartners, Inc. (B/B2)(1 mo. USD Term SOFR + 3.500%)
7,099,146	7.825	02/14/31	7,103,689
Broadstreet Partners, Inc. (B/B2)(1 mo. USD Term SOFR + 3.000%)
9,155,812	7.325	06/13/31	9,068,375
Howden Group Holdings Ltd. (B/B2)
(1 mo. USD Term SOFR + 3.000%)
8,571,185	7.325	02/15/31	8,500,901
(1 mo. USD Term SOFR + 3.500%)
1,231,156	7.825	04/18/30	1,229,284
OneDigital Borrower LLC (B/B2)(1 mo. USD Term SOFR + 3.000%)
6,643,245	7.325	07/02/31	6,593,554
Sedgwick Claims Management Services, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.000%)
11,063,953	7.313	07/31/31	11,022,463
Truist Insurance Holdings LLC (B/B2)(3 mo. USD Term SOFR + 2.750%)
757,727	7.049	05/06/31	752,044
USI, Inc. (B/B1)(3 mo. USD Term SOFR + 2.250%)
7,128,123	6.549	11/21/29	7,053,492

			81,646,326

Internet – 1.4%
BEP Intermediate Holdco LLC (B/B1)(1 mo. USD Term SOFR + 3.250%)
3,363,041	7.575	04/25/31	3,363,041
Buzz Finco LLC (B/B1)
(1 mo. USD Term SOFR + 2.750%)
3,716,902	7.175	01/29/27	3,661,149
(1 mo. USD Term SOFR + 3.250%)
267,727	7.675	01/29/27	265,050
CNT Holdings I Corp. (B/B2)(3 mo. USD Term SOFR + 2.500%)
6,942,406	6.802	11/08/32	6,892,490
Hoya Midco LLC(b) (BB-/Ba3)
2,825,000	0.000	02/03/29	2,775,563

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Internet – (continued)
MasOrange Finco PLC (BB+/Ba3)(3 mo. EUR EURIBOR + 2.750%)
EUR	4,118,680	5.217%	03/25/31	$4,404,449
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.500%)
	$5,750,000	7.799	10/02/31	5,721,250

				27,082,992

Lodging – 0.9%
Caesars Entertainment, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 2.250%)
	4,387,000	6.563	02/06/30	4,354,098
Hilton Grand Vacations Borrower LLC (BB+/Ba2)(1 mo. USD Term SOFR + 2.000%)
	6,865,054	6.325	08/02/28	6,824,481
Playa Resorts Holding BV (B+/B1)(1 mo. USD Term SOFR + 2.750%)
	3,766,367	7.075	01/05/29	3,758,232
Travel & Leisure Co. (BB-/Ba3)(1 mo. USD Term SOFR + 2.500%)
	2,851,915	6.825	12/14/29	2,838,539

				17,775,350

Machinery – 1.8%
Apex Tool Group LLC(c) (CCC-/Caa2)(1 mo. USD Term SOFR + 7.500%)
	6,857,123	11.925	02/08/30	5,794,269
Apex Tool Group LLC(c) (CCC+/B3)(1 mo. USD Term SOFR + 5.250%)
	2,937,671	9.675	02/08/29	2,629,216
CD&R Hydra Buyer, Inc. (B/B3)(1 mo. USD Term SOFR + 4.000%)
	4,009,500	8.425	03/25/31	3,839,818
Project Castle, Inc. (B-/Caa1)(6 mo. USD Term SOFR + 5.500%)
	7,102,126	9.762	06/01/29	5,999,520
TK Elevator Topco GmbH (B/B2)(6 mo. EUR EURIBOR + 3.625%)
EUR	1,605,000	6.223	07/30/27	1,723,459
TK Elevator U.S. Newco, Inc. (B/B2)(6 mo. USD Term SOFR + 3.500%)
	$13,581,881	7.737	04/30/30	13,535,839

				33,522,121

Machinery - Construction & Mining – 0.5%
Chromalloy Corp. (B/B2)(3 mo. USD Term SOFR + 3.750%)
	8,768,140	8.060	03/27/31	8,729,824
WEC U.S. Holdings Ltd. (B+/B1)(1 mo. USD Term SOFR + 2.250%)
	1,439,331	6.573	01/27/31	1,424,937

				10,154,761

Media – 0.3%
Cogeco Communications Finance (USA) LP (BB/B1)(1 mo. USD Term SOFR + 3.250%)
	4,331,250	7.575	09/18/30	4,257,792

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Media – (continued)
Endeavor Group Holdings, Inc.(b) (B+/B2)
$2,000,000	0.000%	01/27/32	$1,996,260

			6,254,052

Media - Cable – 1.4%
Altice Financing SA (CCC+/Caa1)(3 mo. USD Term SOFR + 5.000%)
2,225,141	9.302	10/31/27	1,811,265
Altice France SA (CC/Caa2)(3 mo. USD Term SOFR + 5.500%)
6,632,126	9.802	08/15/28	5,932,437
CSC Holdings LLC(b) (CCC+/Caa1)
1,625,000	0.000	04/15/27	1,524,591
3,025,000	0.000	01/18/28	2,920,396
Gray Television, Inc. (B/Ba3)(1 mo. USD Term SOFR + 3.000%)
1,939,763	7.437	12/01/28	1,773,060
iHeartCommunications, Inc. (CCC+/Caa1)(1 mo. USD Term SOFR + 5.775%)
4,796,473	10.209	05/01/29	3,889,124
Virgin Media Bristol LLC (NR/NR)(3 mo. USD Term SOFR + 3.175%)
5,333,080	7.577	03/31/31	5,124,023
Ziggo Financing Partnership (B+/B1)(1 mo. USD Term SOFR + 2.500%)
4,125,000	6.934	04/30/28	4,015,770

			26,990,666

Media - Non Cable – 0.4%
Audacy Capital Corp. (B-/Caa2)(1 mo. USD Term SOFR + 6.000%)
2,270,611	10.439	10/01/29	1,932,290
Audacy Capital Corp. (B+/B2)(1 mo. USD Term SOFR + 7.000%)
252,835	11.439	10/02/28	254,100
Diamond Sports Group LLC (NR/NR)(Fixed + 12.000%)
200,947	15.000	01/02/28	182,359
NEP/NCP Holdco, Inc. (CCC/Caa3)(3 mo. USD Term SOFR + 7.000%)
3,200,000	11.575	10/19/26	2,424,000
Neptune Bidco U.S., Inc. (B/B2)(3 mo. USD Term SOFR + 5.000%)
2,139,114	9.389	04/11/29	1,837,627

			6,630,376

Midstream – 1.6%
AL GCX Holdings LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
8,152,884	6.314	05/17/29	8,110,652
AL NGPL Holdings LLC (B+/Ba3)(3 mo. USD Term SOFR + 2.500%)
7,437,487	6.788	04/13/28	7,426,331
Brazos Delaware II LLC(b) (NR/B1)
3,600,000	0.000	02/11/30	3,596,796

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Midstream – (continued)
Oryx Midstream Services Permian Basin LLC (BB-/Ba3)(1 mo. USD Term SOFR + 2.250%)
$11,058,907	6.569%		10/05/28	$11,040,991

				30,174,770

Mining – 0.8%
Arsenal AIC Parent LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.750%)
8,199,142	7.075		08/19/30	8,127,399
Crosby U.S. Acquisition Corp. (B/B2)(1 mo. USD Term SOFR + 3.500%)
2,616,974	7.825		08/16/29	2,616,242
PMHC II, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.250%)
5,217,052	8.689		04/23/29	4,571,442

				15,315,083

Non Captive – 0.3%
HUB International Ltd. (B/B1)(3 mo. USD Term SOFR + 2.500%)
6,596,405	6.787		06/20/30	6,563,686

Oil Field Services – 1.0%
BANGL LLC (BB-/B2)(3 mo. USD Term SOFR + 4.500%)
5,466,859	8.810		02/01/29	5,473,692
ChampionX Corp. (BBB/Ba1)(1 mo. USD Term SOFR + 2.750%)
1,946,914	7.175		06/07/29	1,943,507
Illuminate Buyer LLC (B+/B1)(1 mo. USD Term SOFR + 3.000%)
11,841,615	7.325		12/31/29	11,803,604

				19,220,803

Packaging – 4.2%
Charter NEX U.S., Inc. (B/B2)(1 mo. USD Term SOFR + 3.000%)
9,033,091	7.314		11/29/30	9,015,657
Clydesdale Acquisition Holdings, Inc. (B+/B2)
5,750,000	0.000	(b)	03/26/32	5,716,478
(1 mo. USD Term SOFR + 3.1750%)
11,553,872	7.500		04/13/29	11,494,831
Klockner-Pentaplast of America, Inc. (CCC+/Caa1)(6 mo. USD Term SOFR + 4.725%)
2,113,157	9.227		02/12/26	1,909,766
LABL, Inc. (B-/B3)(1 mo. USD Term SOFR + 5.000%)
4,091,952	9.425		10/30/28	3,379,257
Pactiv Evergreen Group Holdings, Inc. (BB-/B1)(1 mo. USD Term SOFR + 2.500%)
6,614,079	6.825		09/24/28	6,599,197
Pretium Packaging LLC (B-/B3)(3 mo. USD Term SOFR + 3.750%)
711,339	9.291		10/02/28	714,896
Pretium Packaging LLC (CCC/Caa3)(3 mo. USD Term SOFR + 3.899%)
2,622,582	8.192		10/02/28	1,486,139
Pro Mach Group, Inc. (B-/B2)(1 mo. USD Term SOFR + 2.750%)
3,775,000	7.075		08/31/28	3,762,543

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Packaging – (continued)
Proampac PG Borrower LLC (B-/B3)(3 mo. USD Term SOFR + 4.000%)
$11,179,525	8.302–8.323%	09/15/28	$11,095,678
SupplyOne, Inc. (B/B2)(1 mo. USD Term SOFR + 3.750%)
4,658,224	8.075	04/21/31	4,659,668
Tosca Services LLC (B/B2)(1 mo. USD Term SOFR + 5.500%)
1,395,211	9.822	11/30/28	1,423,115
Tosca Services LLC (CCC/Caa2)(1 mo. USD Term SOFR + 1.500%)
8,502,244	5.922	11/30/28	7,226,907
TricorBraun Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
11,157,156	7.689	03/03/28	11,046,588

			79,530,720

Paper – 0.5%
Pregis TopCo Corp. (B-/B2)(1 mo. USD Term SOFR + 4.000%)
8,524,673	8.325	07/31/26	8,517,086

Pharmaceuticals – 0.9%
Amneal Pharmaceuticals LLC (B+/B1)(1 mo. USD Term SOFR + 5.500%)
3,971,875	9.825	05/04/28	4,035,187
Bausch Health Cos., Inc.(b) (B/Caa1)
2,875,000	0.000	09/25/30	2,760,000
Covetrus, Inc. (B-/B1)(3 mo. USD Term SOFR + 5.000%)
7,250,205	9.299	10/13/29	6,955,702
Gainwell Acquisition Corp. (B-/B3)(3 mo. USD Term SOFR + 4.000%)
3,370,920	8.399	10/01/27	3,154,608

			16,905,497

Pipelines – 1.2%
Epic Y-Grade Services LP (B-/B3)(3 mo. USD Term SOFR + 5.750%)
8,880,375	10.044	06/29/29	8,870,695
Prairie ECI Acquiror LP (B-/B3)(1 mo. USD Term SOFR + 3.250%)
5,049,127	8.575	08/01/29	5,045,997
Traverse Midstream Partners LLC (B+/B2)(3 mo. USD Term SOFR + 3.000%)
4,100,000	7.291	02/16/28	4,091,472
WhiteWater DBR HoldCo LLC (BB/Ba1)(3 mo. USD Term SOFR + 2.250%)
4,925,281	6.549	03/03/31	4,900,655

			22,908,819

Real Estate – 0.2%
Forest City Enterprises LP (CCC+/Caa1)(1 mo. USD Term SOFR + 3.500%)
4,348,084	7.939	12/08/25	4,232,729

Retailers – 2.7%
BCPE Empire Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
6,080,367	7.575	12/11/30	5,986,608

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Retailers – (continued)
Constellation Automotive Ltd. (NR/B2)(1 yr. EUR EURIBOR + 4.000%)
EUR	2,053,879	6.413%		07/28/28	$2,211,842
Constellation Automotive Ltd. (NR/Caa2)(1 mo. Sterling Overnight Index Average + 7.500%)
GBP	700,000	11.957		07/27/29	898,121
Dealer Tire Financial LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
	$3,985,133	7.325		07/02/31	3,960,226
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.500%)
	5,895,375	6.825		06/11/31	5,739,973
Mister Car Wash Holdings, Inc. (B/B2)(3 mo. USD Term SOFR + 2.500%)
	4,362,854	6.791		03/27/31	4,342,610
Peer Holding III BV(b) (BB/NR)
	6,608,437	0.000		07/01/31	6,590,264
Restoration Hardware, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
	3,079,675	6.939		10/20/28	2,929,541
Shutterfly, Inc. (B/B2)(3 mo. USD Term SOFR + 6.000%)
	913,641	10.291		10/01/27	921,252
Shutterfly, Inc. (CCC+/Caa2)(1 mo. USD Term SOFR + 1.000%)
	2,437,848	5.325		10/01/27	2,159,031
Staples, Inc.(b) (B-/B3)
	1,900,000	0.000		09/04/29	1,683,400
TruGreen LP (B-/B3)(1 mo. USD Term SOFR + 4.000%)
	2,491,091	8.425		11/02/27	2,339,558
TruGreen LP (CCC/Caa3)(3 mo. USD Term SOFR + 8.762%)
	2,200,000	13.052		11/02/28	1,928,300
White Cap Buyer LLC (B/B2)(1 mo. USD Term SOFR + 3.250%)
	8,669,375	7.575		10/19/29	8,390,741

					50,081,467

Technology – 2.9%
Cloud Software Group, Inc. (B/B2)
	2,992,500	0.000	(b)	03/21/31	2,960,450
(3 mo. USD Term SOFR + 3.500%)
	10,062,377	7.799		03/30/29	9,959,438
Fortra LLC (B-/B2)(3 mo. USD Term SOFR + 4.000%)
	2,009,138	8.391		11/19/26	1,829,823
Kaseya, Inc.(b) (B/B2)
	4,875,000	0.000		03/22/32	4,853,696
Kaseya, Inc.(b) (CCC+/Caa2)
	3,000,000	0.000		03/05/33	3,000,000
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
	12,139,726	7.323		03/01/29	11,566,124
Pitney Bowes, Inc.(b) (BB/Ba2)
	6,632,000	0.000		03/19/32	6,554,605
Project Boost Purchaser LLC (B-/B2)(3 mo. USD Term SOFR + 3.000%)
	8,585,242	7.299		07/16/31	8,530,211

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Technology – (continued)
Ultra Clean Holdings, Inc. (B+/B1)(1 mo. USD Term SOFR + 3.250%)
$5,865,827	7.575%	02/25/28	$5,863,364

			55,117,711

Technology - Hardware – 0.5%
Grinding Media, Inc. (B-/B3)(3 mo. USD Term SOFR + 3.500%)
7,139,823	7.819	10/12/28	7,059,500
Ingram Micro, Inc. (BB/Ba3)(3 mo. USD Term SOFR + 2.750%)
2,466,584	7.053	09/22/31	2,472,750

			9,532,250

Technology - Software – 6.9%
Ahead DB Holdings LLC (B/B1)(3 mo. USD Term SOFR + 3.000%)
10,909,483	7.299	02/01/31	10,877,082
Amentum Government Services Holdings LLC (BB-/Ba3)(1 mo. USD Term SOFR + 2.250%)
2,892,750	6.575	09/29/31	2,791,504
Aspect Software, Inc. (CCC-/NR) (1 mo. USD Term SOFR + 7.000%)
980,000	11.442	05/05/28	7,365
Athenahealth Group, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.000%)
4,119,333	7.325	02/15/29	4,061,415
Avalara, Inc.(b) (B-/B2)
4,725,000	0.000	03/19/32	4,702,840
Camelot U.S. Acquisition LLC (BB-/B1)(1 mo. USD Term SOFR + 2.750%)
4,806,308	7.075	01/31/31	4,738,203
Clearwater Analytics LLC(b)(c) (BB/B1)
500,000	0.000	02/07/32	497,500
Clover Holdings 2 LLC (B/B2)(3 mo. USD Term SOFR + 4.000%)
8,425,000	8.295	12/09/31	8,319,688
ConnectWise LLC (NR/B2)(3 mo. USD Term SOFR + 3.500%)
11,382,353	8.061	09/29/28	11,361,068
Cotiviti Corp. (B/WR)(1 mo. USD Term SOFR + 2.750%)
4,875,873	7.073	05/01/31	4,766,166
Drake Software LLC (B-/B3)(3 mo. USD Term SOFR + 4.250%)
4,124,985	8.549	06/26/31	3,954,829
Dun & Bradstreet Corp. (B+/B1)(1 mo. USD Term SOFR + 2.250%)
6,054,135	6.572	01/18/29	6,038,031
Epicor Software Corp. (B-/B2)(1 mo. USD Term SOFR + 2.750%)
3,780,147	7.075	05/30/31	3,767,483
Genuine Financial Holdings LLC (B/B3)(3 mo. USD Term SOFR + 3.250%)
8,199,949	7.553	09/27/30	8,044,150
iSolved, Inc. (B/B2)(1 mo. USD Term SOFR + 3.250%)
4,230,491	7.575	10/15/30	4,229,221
Javelin Buyer, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.250%)
7,700,000	7.563	12/05/31	7,655,725

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Technology - Software – (continued)
Javelin Buyer, Inc. (CCC+/Caa2)(3 mo. USD Term SOFR + 5.250%)
$2,275,000	9.563%	12/06/32	$2,253,683
Loyalty Ventures, Inc.(c)(d) (NR/WR)
11,629,469	0.000	11/03/27	814,063
Peraton Corp. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
2,252,938	8.175	02/01/28	2,001,240
Physician Partners LLC (B/NR)(3 mo. USD Term SOFR + 5.000%)
1,108,699	10.299	12/31/29	1,016,311
Physician Partners LLC (CCC-/C)(3 mo. USD Term SOFR + 4.000%)
7,232,013	8.449	12/26/28	2,169,604
Quartz Acquireco LLC (B/B1)(3 mo. USD Term SOFR + 2.250%)
3,425,344	6.549	06/28/30	3,399,654
Synechron, Inc.(c) (B+/B1)(3 mo. USD Term SOFR + 3.750%)
7,625,000	8.041	10/03/31	7,596,406
Thunder Generation Funding LLC (BB-/Ba2)((3 mo. USD Term SOFR + 2.000%) – (3 mo. U.S. (Fed) Prime Rate + 2.000%))
6,965,000	7.299–9.500	10/03/31	6,956,294
UKG, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.000%)
3,887,665	7.300	02/10/31	3,877,363
Virtusa Corp. (B+/B1)(1 mo. USD Term SOFR + 3.250%)
9,393,339	7.575	02/15/29	9,366,943
Zelis Payments Buyer, Inc. (B/B2)(1 mo. USD Term SOFR + 3.250%)
4,688,250	7.575	11/26/31	4,672,122

			129,935,953

Textiles – 0.4%
Champ Acquisition Corp. (B/B2)(3 mo. USD Term SOFR + 4.500%)
4,670,625	8.799	11/25/31	4,692,017
Fanatics Commerce Intermediate Holdco LLC (BB-/B2)(1 mo. USD Term SOFR + 3.250%)
3,722,250	7.689	11/24/28	3,712,944

			8,404,961

Transportation Services – 1.4%
Kenan Advantage Group, Inc. (B/B2)(1 mo. USD Term SOFR + 3.250%)
7,462,021	7.575	01/25/29	7,415,384
MH Sub I LLC (B/B1)
(1 mo. USD Term SOFR + 4.250%)
3,622,931	8.575	05/03/28	3,425,952
3,998,092	8.575	12/31/31	3,657,134
Rand Parent LLC(b) (NR/Ba1)
3,690,750	0.000	03/18/30	3,637,382
Third Coast Infrastructure LLC (BB+/Ba3)(1 mo. USD Term SOFR + 4.250%)
7,676,719	8.575	09/25/30	7,599,952

			25,735,804

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Wireless Telecommunication Services – 1.3%
CCI Buyer, Inc. (B-/B1)(3 mo. USD Term SOFR + 4.000%)
	$2,739,331	8.299%	12/17/27	$2,738,565
Connect Finco SARL (B/B1)(1 mo. USD Term SOFR + 4.500%)
	3,282,298	8.825	09/27/29	2,876,113
Voyager Digital Ltd. (NR/NR)(3 mo. USD Term SOFR + 4.000%)
	2,605,121	7.573	05/11/29	2,608,377
Zacapa SARL (B/B2)(3 mo. USD Term SOFR + 3.750%)
	9,777,659	8.049	03/22/29	9,753,215
Zayo Group Holdings, Inc. (B-/B3)
(1 mo. EUR EURIBOR + 3.250%)
EUR	1,091,384	5.613	03/09/27	1,084,064
(1 mo. USD Term SOFR + 3.000%)
	$4,850,000	7.439	03/09/27	4,504,437

				23,564,771

TOTAL BANK LOANS (Cost $1,664,065,716)				$1,611,068,834

Corporate Obligations – 4.2%

Airlines(e)(f) – 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B/B3)
	$2,759,000	7.875%	05/01/27	$2,709,200

Building Materials(e)(f) – 0.0%
Masterbrand, Inc. (BB/Ba3)
	800,000	7.000	07/15/32	799,536

Chemicals(e)(f) – 0.3%
Axalta Coating Systems Dutch Holding B BV (BB/Ba3)
	1,525,000	7.250	02/15/31	1,576,545
Olympus Water U.S. Holding Corp. (B-/B3)
	4,160,000	9.750	11/15/28	4,323,321

				5,899,866

Commercial Services(e)(f) – 0.1%
Verisure Midholding AB (B-/B3)
EUR	1,075,000	5.250	02/15/29	1,162,955

Diversified Financial Services(e)(f) – 0.2%
United Wholesale Mortgage LLC (NR/Ba3)
	$3,330,000	5.500	04/15/29	3,209,421

Engineering & Construction(e)(f) – 0.4%
Global Infrastructure Solutions, Inc. (BB-/B1)
	7,310,000	7.500	04/15/32	7,232,952

Healthcare Providers & Services(e)(f) – 0.0%
CHS/Community Health Systems, Inc. (CCC-/Caa3)
	1,125,000	6.125	04/01/30	670,736

Insurance(e)(f) – 0.1%
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (B/B2)
	1,620,000	7.250	02/15/31	1,635,844

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet(e)(f) – 0.3%
ANGI Group LLC (B/B2)
$4,485,000	3.875%		08/15/28	$4,072,873
Match Group Holdings II LLC (BB/Ba2)
665,000	3.625		10/01/31	572,931

				4,645,804

Leisure Time(e)(f) – 0.1%
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,428,000	6.375		06/01/29	1,862,689

Lodging(e)(f) – 0.2%
Travel & Leisure Co. (BB-/Ba3)
4,332,000	4.500		12/01/29	4,049,164

Media(e) – 0.2%
Cumulus Media New Holdings, Inc.(f) (CCC+/Caa1)
3,895,000	8.000		07/01/29	1,358,459
iHeartCommunications, Inc. (CCC-/Caa3)
1	8.375		05/01/27	1
iHeartCommunications, Inc.(f) (CCC+/Caa1)
2,040,000	9.125		05/01/29	1,635,345

				2,993,805

Miscellaneous Manufacturing(e) – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
922,000	3.750		03/01/31	806,280

Oil Field Services – 0.8%
Aris Water Holdings LLC(e)(f) (B+/B2)
1,770,000	7.250		04/01/30	1,789,824
Kodiak Gas Services LLC(e)(f) (BB-/B2)
620,000	7.250		02/15/29	632,654
Noble Finance II LLC(e)(f) (BB-/B1)
1,880,000	8.000		04/15/30	1,878,534
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(e)(f) (B/B3)
1,720,000	7.875		11/01/28	1,771,015
Sunoco LP(e)(f) (BB+/Ba1)
1,145,000	7.000		05/01/29	1,172,171
880,000	7.250		05/01/32	909,049
Sunoco LP/Sunoco Finance Corp.(e) (BB+/Ba1)
2,070,000	7.000	(f)	09/15/28	2,117,548
1,425,000	4.500		04/30/30	1,332,916
Wildfire Intermediate Holdings LLC(e)(f) (B+/B3)
4,100,000	7.500		10/15/29	3,997,746

				15,601,457

Pharmaceuticals – 0.4%
Opal Bidco SAS (B+/B1)
7,045,000	0.000		03/31/32	7,045,000

Pipelines(e)(f) – 0.2%
Hess Midstream Operations LP (BB+/Ba2)
935,000	6.500		06/01/29	953,223
ITT Holdings LLC (B-/B3)
2,305,000	6.500		08/01/29	2,126,201

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(e)(f) – (continued)
Summit Midstream Holdings LLC (B+/B3)
$1,285,000	8.625%	10/31/29	$1,313,116

			4,392,540

Real Estate(e)(f)(g) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (CCC+/Caa1)
2,885,000	5.250	04/15/30	2,154,345

Retailing(e)(f) – 0.1%
LCM Investments Holdings II LLC (BB-/B2)
2,285,000	4.875	05/01/29	2,143,010

Software(e)(f) – 0.4%
AthenaHealth Group, Inc. (CCC/Caa2)
4,090,000	6.500	02/15/30	3,843,128
Castle U.S. Holding Corp. (C/Ca)
3,965,000	9.500	02/15/28	1,760,856
Rackspace Finance LLC (B-/Caa1)
2,366,000	3.500	05/15/28	1,101,255

			6,705,239

Transportation(e)(f)(g) – 0.1%
Rand Parent LLC (BB-/Ba1)
2,705,000	8.500	02/15/30	2,675,083

TOTAL CORPORATE OBLIGATIONS (Cost $87,276,568)			$78,394,926

Asset-Backed Securities(e)(f)(h) – 1.1%

Collateralized Loan Obligations – 1.1%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3 mo. USD Term SOFR + 4.062%)
$5,400,000	8.365%	04/17/33	$5,411,135
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.932%)
4,900,000	8.255	08/16/34	4,861,966
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.982%)
4,000,000	8.275	04/18/36	3,995,980
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 4.072%)
7,000,000	8.365	10/20/34	6,848,380

TOTAL ASSET-BACKED SECURITIES (Cost $21,086,997)			$21,117,461

Shares	Description		Value

Common Stocks(d) – 0.4%

Aerospace & Defense – 0.2%
204,620	Swissport Ltd.		$3,540,089

Health Care Providers & Services(c) – 0.1%
50,617	New Trojan/Careismatic		1,518,510

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2025

Shares	Description	Value

Common Stocks(d) – (continued)

IT Services – 0.0%
11,094	DSG TopCo, Inc.	$194,844

Media – 0.1%
77,495	Audacy Class A	1,278,664
8,495	Audacy Capital Corp. Class B	144,421
162,749	Bright Pattern Holdco(c)	162
579,399	Clear Channel Outdoor Holdings, Inc.	643,133

		2,066,380

Software(c) – 0.0%
229	Travelport LLC	—

Specialty Retail – 0.0%
9,541	Neiman Marcus Group Ltd. LLC	954,100

TOTAL COMMON STOCKS (Cost $20,644,655)		$8,273,923

Units	Expiration Date	Value

Rights(d) – 0.1%

Media – 0.1%
Cineworld Group PLC (NR/NR)
63,702	12/31/99	$1,339,330

(Cost $962,523)

Shares	Dividend Rate	Value

Preferred Stocks(c)(d) – 0.0%

Post Secondary Education – 0.0%
Travelport LLC
163	0.000	$102,690

(Cost $163,000)

Units	Expiration Date	Value

Warrants(d) – 0.0%

Aspect Software, Inc. (NR/NR)(c)
162,749	12/31/99	$163
New Trojan/Careismatic (NR/NR)
5,698	12/31/99	—
Noble Corp. PLC (NR/NR)
6,346	02/04/28	58,383

(Cost $15,865)

TOTAL WARRANTS (Cost $1,115,865)		$58,546

Shares	Description	Value

Exchange Traded Funds – 4.3%

178,245	Eldridge BBB-B CLO ETF (NR/NR)(g)	$4,735,970
906,825	Invesco Senior Loan ETF (NR/NR)	18,771,277
1,366,053	SPDR Blackstone Senior Loan ETF (NR/NR)	56,185,760

TOTAL EXCHANGE TRADED FUNDS (Cost $80,598,383)		$79,693,007

Shares	Dividend Rate	Value

Investment Company(i) – 7.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
138,777,899	4.259%	$138,777,899

(Cost $138,777,899)

Securities Lending Reinvestment Vehicle(i) – 0.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
8,547,960	4.259%	$8,547,960

(Cost $8,547,960)

TOTAL INVESTMENTS – 103.9% (Cost $2,023,239,566)		$1,947,374,576

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.9)%		$(72,231,532)

NET ASSETS – 100.0%		$1,875,143,044

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Security is currently in default and/or non-income producing.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	All or a portion of security is on loan.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(i)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At March 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC (NR/B2), due 12/11/31	$434,615	$432,857	$ (3,271)
Groundworks LLC (B/B3), due 03/14/31	865,026	841,652	(19,593)

TOTAL			$(22,864)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	1,303,733	USD	1,360,486	04/09/25	$49,909

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	5,522,483	USD	6,037,024	04/09/25	$(62,733)
	USD	68,744,928	EUR	66,633,318	04/09/25	(3,339,820)

TOTAL						$(3,402,553)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	106	06/30/25	$11,464,563	$19,690

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 43	5.000%	3.628%	12/20/29	$168,500	$9,277,951	$12,393,860	$(3,115,909)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 43	—CDX North America High Yield Index 43
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 91.3%

Aerospace & Defense(a) – 3.4%
Boeing Co.
$525,000	2.196%		02/04/26	$513,665
1,950,000	3.450		11/01/28	1,861,860
5,577,000	2.950		02/01/30	5,075,516
431,000	5.150		05/01/30	433,573
3,750,000	3.600		05/01/34	3,222,975
1,679,000	6.528		05/01/34	1,798,024
1,375,000	3.250		02/01/35	1,129,906
500,000	3.550		03/01/38	391,330
1,306,000	3.375		06/15/46	875,947
575,000	3.625		03/01/48	392,139
900,000	3.850		11/01/48	637,911
1,551,000	6.858		05/01/54	1,685,704
Hexcel Corp.
796,000	5.875		02/26/35	810,535
Howmet Aerospace, Inc.
802,000	4.850		10/15/31	799,843
RTX Corp.
1,975,000	4.125		11/16/28	1,948,259

				21,577,187

Agriculture(a) – 1.1%
Altria Group, Inc.
975,000	4.800		02/14/29	976,833
BAT Capital Corp.
150,000	3.215		09/06/26	147,123
200,000	3.557		08/15/27	195,170
1,350,000	2.259		03/25/28	1,261,507
4,055,000	6.000		02/20/34	4,216,308

				6,796,941

Automotive – 3.5%
Ford Motor Credit Co. LLC (a)
210,000	3.375		11/13/25	207,453
4,775,000	6.950		06/10/26	4,847,437
586,000	5.850		05/17/27	589,170
General Motors Co. (a)
2,925,000	6.800		10/01/27	3,043,433
General Motors Financial Co., Inc.
3,178,000	6.050		10/10/25	3,195,320
4,365,000	5.250	(a)	03/01/26	4,373,032
2,575,000	1.500	(a)	06/10/26	2,476,326
400,000	2.700	(a)	08/20/27	380,348
775,000	3.850	(a)	01/05/28	751,153
Hyundai Capital America (a)(b)
1,450,000	5.600		03/30/28	1,477,187
925,000	6.200		09/21/30	968,836

				22,309,695

Banks – 21.5%
Banco Santander SA
1,200,000	5.565		01/17/30	1,232,640
1,600,000	6.921		08/08/33	1,697,120
(1 yr. CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	346,324

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp. (a)(c)
(3 mo. USD Term SOFR + 1.252%)
$275,000	2.496%		02/13/31	$246,884
(3 mo. USD Term SOFR + 1.302%)
968,000	3.419		12/20/28	937,924
(3 mo. USD Term SOFR + 1.332%)
5,356,000	3.970		03/05/29	5,261,359
(3 mo. USD Term SOFR + 1.572%)
1,950,000	4.271		07/23/29	1,926,893
(5 yr. CMT + 1.200%)
1,025,000	2.482		09/21/36	853,456
(Secured Overnight Financing Rate + 1.330%)
1,100,000	2.972		02/04/33	964,480
(Secured Overnight Financing Rate + 1.570%)
1,615,000	5.819		09/15/29	1,673,834
(Secured Overnight Financing Rate + 1.630%)
1,210,000	5.202		04/25/29	1,228,973
(Secured Overnight Financing Rate + 1.830%)
5,090,000	4.571		04/27/33	4,915,769
Bank of New York Mellon Corp. (a)(c) (5 yr. CMT + 4.358%)
2,089,000	4.700		09/20/25	2,079,620
Bank of Nova Scotia (a)(c)
(5 yr. CMT + 2.903%)
795,000	7.350		04/27/85	788,727
(5 yr. CMT + 4.551%)
351,000	4.900		06/04/25	349,543
Barclays PLC
425,000	5.200		05/12/26	426,267
1,850,000	4.836	(a)	05/09/28	1,842,804
(Secured Overnight Financing Rate + 1.560%)
1,135,000	4.942	(a)(c)	09/10/30	1,130,755
(Secured Overnight Financing Rate + 1.590%)
1,235,000	5.785	(a)(c)	02/25/36	1,240,792
BNP Paribas SA (a)(b)(c)
(1 yr. CMT + 1.500%)
1,680,000	5.335		06/12/29	1,709,098
(Secured Overnight Financing Rate + 1.004%)
4,225,000	1.323		01/13/27	4,113,671
(Secured Overnight Financing Rate + 1.507%)
370,000	3.052		01/13/31	338,054
BPCE SA (b)
1,350,000	4.625		09/12/28	1,339,281
Citigroup, Inc. (a)(c)
(3 mo. USD Term SOFR + 1.825%)
1,973,000	3.887		01/10/28	1,949,423
(5 yr. CMT + 1.730%)
830,000	5.411		09/19/39	793,729
(5 yr. CMT + 2.572%)
1,480,000	6.750		02/15/30	1,461,056
(5 yr. CMT + 3.417%)
1,568,000	3.875		02/18/26	1,535,213
(5 yr. CMT + 3.597%)
1,900,000	4.000		12/10/25	1,873,476
(Secured Overnight Financing Rate + 1.422%)
1,025,000	2.976		11/05/30	943,646

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.447%)
$1,535,000	5.449%		06/11/35	$1,544,456
(Secured Overnight Financing Rate + 2.338%)
1,645,000	6.270		11/17/33	1,745,296
(Secured Overnight Financing Rate + 3.914%)
675,000	4.412		03/31/31	657,518
Citizens Financial Group, Inc. (a)(c)
(Secured Overnight Financing Rate + 1.259%)
440,000	5.253		03/05/31	442,284
(Secured Overnight Financing Rate + 2.010%)
3,075,000	5.841		01/23/30	3,156,949
Credit Agricole SA (a)(b)(c) (5 yr. USD Swap + 6.185%)
1,290,000	8.125		12/23/25	1,311,014
Discover Bank (a)
1,500,000	4.650		09/13/28	1,487,235
Fifth Third Bancorp (a)(c) (Secured Overnight Financing Rate + 1.486%)
782,000	4.895		09/06/30	780,108
First Horizon Corp. (a)(c) (Secured Overnight Financing Rate + 1.766%)
580,000	5.514		03/07/31	582,900
HSBC Bank USA NA
800,000	5.625		08/15/35	808,960
HSBC Holdings PLC
600,000	7.625		05/17/32	661,140
(Secured Overnight Financing Rate + 1.929%)
925,000	2.099	(a)(c)	06/04/26	920,542
Huntington Bancshares, Inc. (a)(c)
(5 yr. CMT + 1.700%)
185,000	6.141		11/18/39	186,513
(Secured Overnight Financing Rate + 1.870%)
1,035,000	5.709		02/02/35	1,045,899
(Secured Overnight Financing Rate + 2.020%)
3,035,000	6.208		08/21/29	3,159,040
ING Groep NV (a)(c)
(Secured Overnight Financing Rate + 1.005%)
1,725,000	1.726		04/01/27	1,675,182
(Secured Overnight Financing Rate + 1.440%)
1,620,000	5.335		03/19/30	1,649,905
JPMorgan Chase & Co. (a)(c)
(3 mo. USD Term SOFR + 1.622%)
875,000	3.882		07/24/38	759,176
(3 mo. USD Term SOFR + 2.515%)
3,650,000	2.956		05/13/31	3,314,638
(Secured Overnight Financing Rate + 1.800%)
11,324,000	4.586		04/26/33	11,019,045
Lloyds Banking Group PLC
1,575,000	4.582		12/10/25	1,570,527
(1 yr. CMT + 0.850%)
350,000	1.627	(a)(c)	05/11/27	338,457
M&T Bank Corp. (a)(c)
(Secured Overnight Financing Rate + 1.610%)
375,000	5.385		01/16/36	367,714
(Secured Overnight Financing Rate + 2.260%)
3,355,000	6.082		03/13/32	3,472,861

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Macquarie Group Ltd. (a)(b)(c)
(3 mo. USD LIBOR + 1.372%)
$1,900,000	3.763%		11/28/28	$1,851,569
(Secured Overnight Financing Rate + 1.069%)
2,200,000	1.340		01/12/27	2,144,538
Morgan Stanley (a)(c)
2,720,000	3.971		07/22/38	2,356,309
(Secured Overnight Financing Rate + 1.360%)
725,000	2.484		09/16/36	600,445
(Secured Overnight Financing Rate + 1.590%)
1,645,000	5.164		04/20/29	1,666,813
(Secured Overnight Financing Rate + 1.630%)
6,385,000	5.449		07/20/29	6,527,896
(Secured Overnight Financing Rate + 1.730%)
255,000	5.466		01/18/35	258,080
(Secured Overnight Financing Rate + 2.076%)
2,181,000	4.889		07/20/33	2,150,226
NatWest Group PLC (a)(c) (5 yr. USD Swap + 5.720%)
1,305,000	8.000		08/10/25	1,311,812
PNC Financial Services Group, Inc. (a)(c) (Secured Overnight Financing Rate + 1.599%)
1,820,000	5.401		07/23/35	1,827,080
Regions Financial Corp. (a)(c) (Secured Overnight Financing Rate + 1.490%)
1,975,000	5.722		06/06/30	2,022,459
Santander U.K. Group Holdings PLC (a)(c) (3 mo. USD LIBOR + 1.400%)
325,000	3.823		11/03/28	316,150
Shinhan Bank Co. Ltd. (b)
260,000	4.500		04/12/28	259,997
State Street Corp. (a)(c) (5 yr. CMT + 2.135%)
1,375,000	6.450		09/15/30	1,376,279
Truist Financial Corp. (a)(c)
(5 yr. CMT + 4.605%)
3,055,000	4.950		09/01/25	3,037,250
(Secured Overnight Financing Rate + 1.922%)
2,810,000	5.711		01/24/35	2,869,319
U.S. Bancorp (a)(c) (Secured Overnight Financing Rate + 2.020%)
1,260,000	5.775		06/12/29	1,299,312
UBS Group AG (a)(b)
3,347,000	4.282		01/09/28	3,306,669
(5 yr. CMT + 4.758%)
405,000	9.250	(c)	11/13/33	462,279
(Secured Overnight Financing Rate + 0.980%)
4,925,000	1.305	(c)	02/02/27	4,788,824
(Secured Overnight Financing Rate + 5.020%)
1,875,000	9.016	(c)	11/15/33	2,290,163
Wells Fargo & Co. (a)(c)
(3 mo. USD Term SOFR + 1.572%)
498,000	3.584		05/22/28	487,457
(Secured Overnight Financing Rate + 1.510%)
1,325,000	3.526		03/24/28	1,298,036
(Secured Overnight Financing Rate + 2.100%)
3,403,000	4.897		07/25/33	3,354,235

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Wells Fargo Bank NA
$824,000	5.950%	08/26/36	$858,863

			136,580,230

Beverages – 1.2%
Anheuser-Busch InBev Worldwide, Inc.
180,000	8.200	01/15/39	229,345
Bacardi Ltd. (a)(b)
2,275,000	4.700	05/15/28	2,264,398
700,000	5.300	05/15/48	615,818
Bacardi Ltd./Bacardi-Martini BV (a)(b)
1,475,000	5.900	06/15/43	1,415,720
Constellation Brands, Inc. (a)
450,000	4.350	05/09/27	448,097
350,000	4.650	11/15/28	349,391
455,000	4.800	01/15/29	456,197
JDE Peet’s NV (a)(b)
1,970,000	2.250	09/24/31	1,650,643

			7,429,609

Biotechnology(a) – 1.2%
Amgen, Inc.
3,100,000	4.200	03/01/33	2,938,521
Royalty Pharma PLC
3,251,000	1.200	09/02/25	3,204,966
739,000	2.200	09/02/30	639,309
761,000	5.400	09/02/34	751,396

			7,534,192

Building Materials(a) – 0.1%
Owens Corning
422,000	5.950	06/15/54	422,228

Chemicals(a) –0.9%
Celanese U.S. Holdings LLC (d)
789,000	6.415	07/15/27	801,908
715,000	6.600	11/15/28	737,765
DuPont de Nemours, Inc.
76,000	5.319	11/15/38	78,370
825,000	5.419	11/15/48	830,107
Huntsman International LLC
1,050,000	4.500	05/01/29	1,006,068
International Flavors & Fragrances, Inc. (b)
385,000	2.300	11/01/30	332,744
1,075,000	3.268	11/15/40	781,880
LYB International Finance BV
725,000	4.875	03/15/44	625,595
Sherwin-Williams Co.
475,000	4.000	12/15/42	383,933

			5,578,370

Commercial Services – 1.1%
Ashtead Capital, Inc. (a)(b)
925,000	1.500	08/12/26	884,911
525,000	2.450	08/12/31	446,402
456,000	5.800	04/15/34	459,073

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
DP World Ltd.
$360,000	5.625%	09/25/48	$343,800
Global Payments, Inc. (a)
1,150,000	4.450	06/01/28	1,142,491
GXO Logistics, Inc. (a)
2,573,000	2.650	07/15/31	2,205,396
887,000	6.500	05/06/34	907,667
Rollins, Inc. (a)(b)
696,000	5.250	02/24/35	693,000

			7,082,740

Computers – 1.1%
Dell International LLC/EMC Corp. (a)
375,000	4.900	10/01/26	376,402
Dell, Inc.
2,075,000	7.100	04/15/28	2,206,721
Hewlett Packard Enterprise Co. (a)
105,000	5.000	10/15/34	102,239
341,000	6.200	10/15/35	360,399
HP, Inc. (a)
3,219,000	2.200	06/17/25	3,199,364
NetApp, Inc. (a)
705,000	5.500	03/17/32	710,598

			6,955,723

Diversified Financial Services – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
725,000	6.450	04/15/27	748,403
850,000	4.625	10/15/27	846,694
775,000	3.000	10/29/28	727,911
920,000	5.375	12/15/31	927,010
Air Lease Corp. (a)
1,475,000	3.750	06/01/26	1,458,981
325,000	3.625	04/01/27	319,670
Aircastle Ltd./Aircastle Ireland DAC (a)(b)
478,000	5.250	03/15/30	476,356
Ally Financial, Inc. (a)
1,335,000	4.750	06/09/27	1,333,238
1,575,000	2.200	11/02/28	1,427,171
Aviation Capital Group LLC (a)(b)
2,675,000	1.950	01/30/26	2,612,405
655,000	5.375	07/15/29	659,651
Avolon Holdings Funding Ltd. (a)(b)
3,750,000	4.250	04/15/26	3,727,575
1,450,000	3.250	02/15/27	1,405,398
Capital One Financial Corp. (a)(c)
(Secured Overnight Financing Rate + 1.990%)
2,125,000	5.884	07/26/35	2,142,935
(Secured Overnight Financing Rate + 2.036%)
430,000	6.183	01/30/36	428,259
(Secured Overnight Financing Rate + 3.070%)
1,165,000	7.624	10/30/31	1,296,342
Charles Schwab Corp. (a)(c) (5 yr. CMT + 4.971%)
2,993,000	5.375	06/01/25	2,986,834

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Discover Financial Services (a)
$800,000	4.100%		02/09/27	$791,832
Intercontinental Exchange, Inc. (a)
350,000	3.625		09/01/28	341,369
Jefferies Financial Group, Inc. (a)
1,220,000	6.200		04/14/34	1,243,143
Macquarie Airfinance Holdings Ltd. (a)(b)
1,267,000	5.200		03/27/28	1,269,293
135,000	6.400		03/26/29	139,670
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,285,272

				29,595,412

Electrical – 4.1%
American Electric Power Co., Inc. (a)
350,000	2.300		03/01/30	310,643
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	816,226
500,000	2.850	(a)	05/15/51	306,635
CMS Energy Corp. (a)
500,000	4.875		03/01/44	447,235
Dominion Energy, Inc. (a)
925,000	3.375		04/01/30	863,978
DTE Energy Co. (a)
4,736,000	4.875		06/01/28	4,764,416
Duke Energy Corp. (a)
400,000	4.800		12/15/45	345,124
Duquesne Light Holdings, Inc. (a)(b)
1,075,000	2.532		10/01/30	945,473
Emera U.S. Finance LP (a)
575,000	3.550		06/15/26	566,375
ITC Holdings Corp. (a)(b)
673,000	2.950		05/14/30	614,153
NextEra Energy Capital Holdings, Inc. (a)
2,055,000	1.900		06/15/28	1,896,046
Pacific Gas & Electric Co. (a)
250,000	2.950		03/01/26	245,620
2,075,000	2.100		08/01/27	1,945,644
950,000	6.400		06/15/33	992,731
650,000	6.950		03/15/34	703,917
675,000	5.800		05/15/34	681,797
1,594,000	5.700		03/01/35	1,594,606
Progress Energy, Inc.
1,400,000	7.000		10/30/31	1,557,346
Public Service Electric & Gas Co. (a)
975,000	3.950		05/01/42	803,107
Sempra (a)
1,125,000	3.800		02/01/38	923,917
Southern California Edison Co. (a)
1,325,000	4.200		03/01/29	1,287,887
275,000	4.050		03/15/42	216,062
Vistra Operations Co. LLC (a)(b)
975,000	4.300		07/15/29	943,030

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Xcel Energy, Inc. (a)
$2,380,000	3.350%		12/01/26	$2,332,305

				26,104,273

Electronics(a) – 0.1%
Allegion U.S. Holding Co., Inc.
460,000	5.600		05/29/34	464,904

Engineering & Construction(a) – 0.3%
MasTec, Inc.
551,000	5.900		06/15/29	565,111
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	229,051
800,000	5.500		07/31/47	657,504
220,000	5.500	(b)	07/31/47	180,814

				1,632,480

Entertainment(a) – 0.2%
Warnermedia Holdings, Inc.
1,591,000	4.279		03/15/32	1,401,989

Environmental(a) – 0.2%
Veralto Corp.
1,355,000	5.450		09/18/33	1,381,246

Food & Drug Retailing – 2.9%
Campbell’s Co. (a)
439,000	5.400		03/21/34	442,459
Grupo Bimbo SAB de CV (a)
1,070,000	4.700		11/10/47	906,290
J.M. Smucker Co. (a)
2,598,000	6.200		11/15/33	2,765,857
Kroger Co. (a)
1,746,000	5.000		09/15/34	1,707,117
Mars, Inc. (a)(b)
375,000	4.800		03/01/30	377,291
675,000	5.000		03/01/32	678,044
2,175,000	5.200		03/01/35	2,185,962
2,200,000	5.650		05/01/45	2,204,774
3,800,000	5.700		05/01/55	3,793,692
Mondelez International Holdings Netherlands BV (b)
3,205,000	4.250		09/15/25	3,198,943
Sysco Corp. (a)
150,000	6.600		04/01/40	163,933

				18,424,362

Hand/Machine Tools(a) – 0.3%
Regal Rexnord Corp.
2,054,000	6.300		02/15/30	2,135,359

Healthcare Providers & Services – 4.8%
Centene Corp. (a)
423,000	4.250		12/15/27	413,026
CommonSpirit Health
150,000	4.350		11/01/42	125,833
510,000	6.461	(a)	11/01/52	542,651

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
GE HealthCare Technologies, Inc. (a)
$3,186,000	5.600%		11/15/25	$3,198,362
HCA, Inc.
3,199,000	5.250		04/15/25	3,197,016
4,800,000	5.250	(a)	06/15/26	4,814,064
1,055,000	3.500	(a)	09/01/30	978,903
1,145,000	5.500	(a)	06/01/33	1,148,412
Humana, Inc. (a)
345,000	5.375		04/15/31	347,622
Icon Investments Six DAC (a)
1,095,000	5.849		05/08/29	1,129,438
IQVIA, Inc. (a)
1,140,000	6.250		02/01/29	1,188,746
Novant Health, Inc. (a)
710,000	3.168		11/01/51	469,009
Revvity, Inc. (a)
1,405,000	1.900		09/15/28	1,281,894
1,200,000	3.300		09/15/29	1,123,128
Solventum Corp. (a)
2,155,000	5.400		03/01/29	2,198,229
3,055,000	5.600		03/23/34	3,099,206
STERIS Irish FinCo UnLtd Co. (a)
218,000	2.700		03/15/31	193,037
UnitedHealth Group, Inc.
1,100,000	5.800		03/15/36	1,159,983
1,074,000	5.625	(a)	07/15/54	1,054,034
2,625,000	6.050	(a)	02/15/63	2,702,149

				30,364,742

Insurance – 1.2%
American International Group, Inc. (a)
598,000	4.500		07/16/44	517,025
Arch Capital Finance LLC (a)
400,000	4.011		12/15/26	395,156
Arch Capital Group Ltd.
595,000	7.350		05/01/34	684,839
Hartford Insurance Group, Inc.
200,000	6.625		04/15/42	215,548
MetLife, Inc. (a)(c)
(5 yr. CMT + 2.078%)
562,000	6.350		03/15/55	563,276
(5 yr. CMT + 3.576%)
1,535,000	3.850		09/15/25	1,519,911
Principal Financial Group, Inc.
150,000	6.050		10/15/36	159,833
QBE Insurance Group Ltd. (a)(b)(c) (5 yr. CMT + 5.513%)
1,590,000	5.875		05/12/25	1,589,014
Teachers Insurance & Annuity Association of America (b)
890,000	4.900		09/15/44	799,184
Willis North America, Inc. (a)
1,200,000	2.950		09/15/29	1,106,796

				7,550,582

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Internet(a) – 0.9%
Expedia Group, Inc.
$196,000	2.950%	03/15/31	$175,530
1,675,000	5.400	02/15/35	1,668,702
Uber Technologies, Inc.
3,800,000	4.800	09/15/34	3,699,832

			5,544,064

Investment Companies(a) – 1.5%
Apollo Debt Solutions BDC (b)
1,266,000	6.550	03/15/32	1,282,800
Blackstone Private Credit Fund
2,425,000	2.625	12/15/26	2,321,186
125,000	3.250	03/15/27	120,424
Blackstone Secured Lending Fund
3,000,000	2.125	02/15/27	2,838,840
745,000	5.300	06/30/30	731,269
Blue Owl Credit Income Corp. (b)
1,685,000	5.800	03/15/30	1,652,412
JAB Holdings BV (b)
700,000	2.200	11/23/30	594,699

			9,541,630

Iron/Steel – 0.6%
ArcelorMittal SA
950,000	4.550	03/11/26	948,395
POSCO (b)
240,000	5.750	01/17/28	245,750
Steel Dynamics, Inc. (a)
1,950,000	1.650	10/15/27	1,812,817
Vale Overseas Ltd. (a)
860,000	6.400	06/28/54	847,530

			3,854,492

Leisure Time(a)(b) – 0.2%
Royal Caribbean Cruises Ltd.
1,525,000	6.000	02/01/33	1,525,961

Lodging(a) – 1.0%
Choice Hotels International, Inc.
849,000	3.700	01/15/31	777,727
712,000	5.850	08/01/34	712,548
Hyatt Hotels Corp.
1,963,000	5.500	06/30/34	1,928,098
Marriott International, Inc.
543,000	4.000	04/15/28	533,481
1,350,000	5.550	10/15/28	1,389,177
675,000	4.650	12/01/28	675,574
325,000	4.800	03/15/30	324,272

			6,340,877

Machinery - Construction & Mining – 0.6%
Caterpillar Financial Services Corp.
3,190,000	5.150	08/11/25	3,195,614

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Machinery - Construction & Mining – (continued)
Weir Group PLC (a)(b)
$925,000	2.200%	05/13/26	$898,027

			4,093,641

Machinery-Diversified(a) – 1.0%
AGCO Corp.
1,230,000	5.800	03/21/34	1,245,658
Nordson Corp.
2,075,000	5.800	09/15/33	2,167,088
Otis Worldwide Corp.
3,202,000	2.056	04/05/25	3,202,000

			6,614,746

Media – 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
2,217,000	4.908	07/23/25	2,216,224
1,050,000	3.750	02/15/28	1,017,114
5,125,000	4.200	03/15/28	5,026,497
256,000	6.650	02/01/34	265,354
800,000	6.550	06/01/34	822,856
625,000	6.384	10/23/35	632,094
Comcast Corp. (a)
475,000	3.750	04/01/40	389,567
Discovery Communications LLC (a)
3,125,000	4.900	03/11/26	3,125,000
News Corp. (a)(b)
1,225,000	3.875	05/15/29	1,155,567
Time Warner Cable Enterprises LLC
700,000	8.375	07/15/33	797,769
Time Warner Cable LLC (a)
675,000	5.875	11/15/40	617,807
Videotron Ltd. (a)(b)
1,659,000	5.700	01/15/35	1,660,991

			17,726,840

Mining(b) – 0.5%
Glencore Finance Canada Ltd.
525,000	5.550	10/25/42	496,603
Glencore Funding LLC (a)
1,075,000	4.000	03/27/27	1,060,831
925,000	2.850	04/27/31	816,516
725,000	2.625	09/23/31	625,008

			2,998,958

Miscellaneous Manufacturing – 0.3%
GE Capital International Funding Co. Unlimited Co.
860,000	4.418	11/15/35	814,764
General Electric Co.
1,294,000	5.875	01/14/38	1,366,956

			2,181,720

Multi-National(a)(b) – 0.0%
African Export-Import Bank
200,000	3.798	05/17/31	176,820

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – 2.4%
Continental Resources, Inc. (a)
$25,000	4.375%		01/15/28	$24,499
925,000	5.750	(b)	01/15/31	932,085
Diamondback Energy, Inc. (a)
2,215,000	6.250		03/15/33	2,339,992
890,000	5.400		04/18/34	888,176
Marathon Petroleum Corp. (a)
2,095,000	3.800		04/01/28	2,047,108
Occidental Petroleum Corp. (a)
2,500,000	8.875		07/15/30	2,863,200
575,000	5.550		10/01/34	562,500
Ovintiv, Inc.
800,000	5.375	(a)	01/01/26	800,784
1,025,000	8.125		09/15/30	1,162,616
Petronas Capital Ltd. (a)(b)
370,000	4.950		01/03/31	370,747
350,000	5.340		04/03/35	352,387
QatarEnergy (a)(b)
200,000	3.125		07/12/41	149,224
Raizen Fuels Finance SA (a)(b)
470,000	6.700		02/25/37	469,319
310,000	6.950		03/05/54	302,290
Reliance Industries Ltd. (b)
890,000	3.625		01/12/52	615,248
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,047,926
240,000	5.750	(a)(b)	07/17/54	225,898
Shell International Finance BV
225,000	6.375		12/15/38	249,161

				15,403,160

Packaging(a) – 0.2%
Berry Global, Inc.
1,225,000	1.650		01/15/27	1,162,305

Pharmaceuticals(a) – 2.8%
Cardinal Health, Inc.
1,160,000	5.450		02/15/34	1,175,927
3,390,000	5.350		11/15/34	3,400,407
Cigna Group
4,631,000	4.800		08/15/38	4,323,316
1,675,000	4.900		12/15/48	1,461,136
CVS Health Corp.
1,125,000	4.875		07/20/35	1,055,880
7,039,000	4.780		03/25/38	6,329,680

				17,746,346

Pipelines – 3.8%
Abu Dhabi Crude Oil Pipeline LLC (b)
490,000	4.600		11/02/47	440,265
Columbia Pipelines Operating Co. LLC (a)(b)
1,010,000	6.036		11/15/33	1,043,148
Enbridge, Inc. (a)
1,250,000	1.600		10/04/26	1,196,075
40,000	6.200		11/15/30	42,332

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
$939,000	5.700%		03/08/33	$963,546
Energy Transfer LP (a)
2,922,000	3.900		07/15/26	2,896,929
300,000	5.500		06/01/27	304,620
354,000	4.950		05/15/28	356,453
650,000	7.375	(b)	02/01/31	682,565
1,472,000	6.550		12/01/33	1,574,613
456,000	5.150		03/15/45	398,945
Enterprise Products Operating LLC
2,200,000	6.875		03/01/33	2,460,480
Galaxy Pipeline Assets Bidco Ltd. (b)
200,000	2.625		03/31/36	168,380
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,249,787
650,000	6.550		09/15/40	684,301
MPLX LP (a)
950,000	4.500		04/15/38	833,910
520,000	5.500		02/15/49	473,210
ONEOK, Inc. (a)
1,668,000	5.550		11/01/26	1,690,285
2,245,000	4.550		07/15/28	2,236,559
Sabine Pass Liquefaction LLC (a)
900,000	5.000		03/15/27	904,311
Valero Energy Partners LP (a)
675,000	4.500		03/15/28	673,576
Western Midstream Operating LP (a)
2,307,000	5.450		04/01/44	2,055,329
Williams Cos., Inc. (a)
1,050,000	4.650		08/15/32	1,016,064

				24,345,683

Real Estate(a) – 0.2%
CBRE Services, Inc.
450,000	5.500		04/01/29	461,421
985,000	5.950		08/15/34	1,029,394

				1,490,815

Real Estate Investment Trust(a) – 5.5%
Agree LP
295,000	4.800		10/01/32	287,244
695,000	5.625		06/15/34	703,034
American Homes 4 Rent LP
225,000	2.375		07/15/31	193,073
275,000	5.250		03/15/35	269,778
American Tower Corp.
2,475,000	3.375		10/15/26	2,431,465
Cousins Properties LP
1,782,000	5.375		02/15/32	1,770,773
1,863,000	5.875		10/01/34	1,876,842
Crown Castle, Inc.
3,240,000	1.350		07/15/25	3,207,859
3,025,000	4.000		03/01/27	2,985,796
Equinix, Inc.
3,255,000	1.000		09/15/25	3,205,003

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
Essex Portfolio LP
$2,375,000	3.000%	01/15/30	$2,186,520
GLP Capital LP/GLP Financing II, Inc.
2,886,000	5.375	04/15/26	2,893,994
830,000	6.750	12/01/33	882,091
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	732,673
Healthpeak OP LLC
381,000	5.375	02/15/35	379,533
Highwoods Realty LP
1,585,000	7.650	02/01/34	1,768,226
Host Hotels & Resorts LP
480,000	5.700	07/01/34	478,661
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	549,942
305,000	5.450	08/15/30	312,201
Kilroy Realty LP
670,000	6.250	01/15/36	664,231
Kimco Realty OP LLC
2,125,000	3.800	04/01/27	2,093,848
NNN REIT, Inc.
1,300,000	3.600	12/15/26	1,280,175
870,000	5.600	10/15/33	880,805
Phillips Edison Grocery Center Operating Partnership I LP
900,000	5.750	07/15/34	905,760
425,000	4.950	01/15/35	403,155
Realty Income Corp.
1,125,000	4.000	07/15/29	1,095,176
Regency Centers LP
330,000	5.100	01/15/35	325,614
WP Carey, Inc.
50,000	2.400	02/01/31	43,356

			34,806,828

Retailing(a) – 2.1%
7-Eleven, Inc. (b)
1,280,000	2.500	02/10/41	842,752
AutoNation, Inc.
1,425,000	4.750	06/01/30	1,398,410
25,000	2.400	08/01/31	20,931
2,326,000	5.890	03/15/35	2,320,790
Dollar General Corp.
1,178,000	3.500	04/03/30	1,102,231
3,100,000	5.450	07/05/33	3,109,672
Dollar Tree, Inc.
3,204,000	4.000	05/15/25	3,197,880
Lowe’s Cos., Inc.
1,450,000	4.250	04/01/52	1,133,407

			13,126,073

Savings & Loans(a)(b)(c) – 0.4%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
2,525,000	3.960	07/18/30	2,428,697

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Semiconductors(a) – 1.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.
$625,000	3.875%	01/15/27	$618,338
Broadcom, Inc. (b)
2,130,000	2.600	02/15/33	1,794,866
1,025,000	3.419	04/15/33	912,906
3,289,000	3.137	11/15/35	2,726,844
1,706,000	3.187	11/15/36	1,399,773
Intel Corp.
549,000	5.150	02/21/34	538,849
1,610,000	5.700	02/10/53	1,480,797
NXP BV/NXP Funding LLC/NXP USA, Inc.
525,000	4.400	06/01/27	523,325
1,301,000	5.000	01/15/33	1,281,615

			11,277,313

Software(a) – 3.7%
AppLovin Corp.
1,837,000	5.500	12/01/34	1,835,898
Constellation Software, Inc. (b)
1,555,000	5.461	02/16/34	1,583,223
MSCI, Inc. (b)
1,945,000	3.875	02/15/31	1,808,986
1,280,000	3.250	08/15/33	1,103,808
Oracle Corp.
2,062,000	2.950	04/01/30	1,893,864
825,000	4.650	05/06/30	823,152
3,200,000	2.875	03/25/31	2,865,664
837,000	4.900	02/06/33	822,897
425,000	3.600	04/01/40	333,982
950,000	4.000	11/15/47	720,651
2,775,000	6.900	11/09/52	3,057,634
Synopsys, Inc.
1,325,000	4.850	04/01/30	1,333,785
867,000	5.000	04/01/32	869,393
3,346,000	5.150	04/01/35	3,362,998
VMware LLC
1,075,000	1.800	08/15/28	979,916

			23,395,851

Telecommunication Services – 3.7%
AT&T, Inc. (a)
6,017,000	3.800	02/15/27	5,940,584
175,000	4.900	08/15/37	166,610
925,000	4.850	03/01/39	867,243
886,000	4.750	05/15/46	769,509
British Telecommunications PLC
1,415,000	9.625	12/15/30	1,727,078
Rogers Communications, Inc. (a)
2,628,000	3.800	03/15/32	2,382,913
300,000	4.500	03/15/42	253,329
T-Mobile USA, Inc. (a)
512,000	3.875	04/15/30	490,670
380,000	2.875	02/15/31	340,298
3,275,000	3.500	04/15/31	3,034,025
1,975,000	5.200	01/15/33	1,989,635

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
	$2,675,000	5.050%	07/15/33	$2,655,419
Verizon Communications, Inc. (a)
	475,000	3.150	03/22/30	442,638
	2,800,000	2.550	03/21/31	2,467,192

				23,527,143

Transportation – 0.3%
Burlington Northern Santa Fe LLC (a)
	1,225,000	5.750	05/01/40	1,273,253
CSX Corp.
	690,000	6.000	10/01/36	735,609

				2,008,862

Trucking & Leasing(a)(b) – 1.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	3,210,000	4.000	07/15/25	3,201,108
	2,075,000	4.400	07/01/27	2,063,982
	525,000	5.875	11/15/27	539,165
	836,000	5.250	07/01/29	846,157

				6,650,412

TOTAL CORPORATE OBLIGATIONS (Cost $586,395,665)				$579,291,501

Sovereign Debt Obligations – 1.6%

Euro – 0.2%
Mexico Government International Bonds (a)
EUR	130,000	1.350%	09/18/27	$134,030
	1,152,000	1.450	10/25/33	949,191
Peru Government International Bonds (a)
	100,000	1.250	03/11/33	86,815
Philippines Government International Bonds
	450,000	0.700	02/03/29	440,967
Romania Government International Bonds (b)
	90,000	2.124	07/16/31	79,216

				1,690,219

United States Dollar – 1.4%
Chile Government International Bonds
	$150,000	3.625	10/30/42	115,562
	200,000	3.500 (a)	01/25/50	141,400
Export-Import Bank of Korea
	390,000	5.125	01/11/33	397,040
Hungary Government International Bonds (b)
	470,000	3.125	09/21/51	278,303
Mexico Government International Bonds (a)
	2,540,000	3.250	04/16/30	2,296,160
	802,000	3.500	02/12/34	658,041
	1,399,000	3.771	05/24/61	817,016
	440,000	3.750	04/19/71	247,940
Panama Government International Bonds (a)
	380,000	2.252	09/29/32	276,260
	650,000	6.853	03/28/54	569,319

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
$200,000	3.870%	07/23/60	$107,800
390,000	4.500	01/19/63	236,730
Peru Government International Bonds (a)
430,000	2.780	12/01/60	233,705
Philippines Government International Bonds
210,000	2.650	12/10/45	134,190
Republic of Poland Government International Bonds (a)
570,000	5.125	09/18/34	562,681
700,000	5.500	03/18/54	655,760
Romania Government International Bonds
160,000	3.000 (b)	02/27/27	153,620
70,000	6.375	01/30/34	67,270
560,000	6.125	01/22/44	489,888
State of Israel
400,000	3.800	05/13/60	255,748

			8,694,433

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,885,452)			$10,384,652

Municipal Debt Obligations – 0.5%

California – 0.1%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%	10/01/39	$528,467

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
1,250,000	6.630	02/01/35	1,305,138
Illinois State GO Bonds Taxable-Pension Series 2003
941,176	5.100	06/01/33	939,363

			2,244,501

Pennsylvania – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	250,032

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,971,416)			$3,023,000

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(e) – 0.2%

U.S. Treasury Bonds
$1,160,000	4.750%	11/15/53	$1,185,737

(Cost $1,190,747)

Shares	Dividend Rate	Value

Investment Company(f) –0.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
885,019	4.259%	$885,019

(Cost $885,019)

TOTAL INVESTMENTS – 93.7% (Cost $604,328,299)		$594,769,909

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.3%		40,007,446

NET ASSETS – 100.0%		$634,777,355

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(e)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	USD	1,610,675	EUR	1,561,201	04/09/25	$(78,251)

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	185	06/18/25	$20,575,469	$ 22,169
20 Year U.S. Treasury Bonds	237	06/18/25	27,795,656	292,325
5 Year U.S. Treasury Notes	803	06/30/25	86,849,469	205,135
Ultra Long U.S. Treasury Bonds	515	06/18/25	62,958,750	405,872

Total				$925,501

Short position contracts:
2 Year U.S. Treasury Notes	(311)	06/30/25	(64,430,454)	(82,078)
Ultra 10-Year U.S. Treasury Notes	(64)	06/18/25	(7,304,000)	9,427

Total				$ (72,651)

TOTAL FUTURES CONTRACTS				$852,850

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.851%(b)	03/31/27	$ 83,350	$ 282,232	$ 137,581	$ 144,651
12M SOFR(b)	3.851(b)	03/31/27	5,240	17,753	(3,061)	20,814
3.799 (b)	12M SOFR(b)	08/31/29	79,690	(592,702)	(223,955)	(368,747)
3.822%(b)	12M SOFR(b)	01/31/32	12,900	(117,594)	5,373	(122,967)
3.864(b)	12M SOFR(b)	11/15/34	4,770	(48,473)	(4,375)	(44,098)
2.500(c)	6M EURO(b)	06/18/35	EUR 1,000	16,198	25,402	(9,204)

TOTAL				$(442,586)	$ (63,035)	$ (379,551)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.
(b)	Payments made annually.
(c)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 44	(1.000)%	1.001%	06/20/35	$ 34,200	$ (7,456)	$ (93,672)	$ 86,216
Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000	0.346	06/20/26	2,375	19,427	10,743	8,684
CDX.NA.IG Index 41	1.000	0.441	12/20/28	15,145	298,397	164,400	133,997
CDX.NA.IG Index 42	1.000	0.502	06/20/29	346,355	6,813,702	6,433,630	380,072
CDX.NA.IG Index 43	1.000	0.558	12/20/29	234,624	4,517,152	4,878,254	(361,102)
CDX.NA.IG Index 44	1.000	0.613	06/20/30	30,050	553,967	603,524	(49,557)

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Chile, 3.240%, 02/06/28	1.000%	0.613%	06/20/30	$2,630	$ 48,969	$ 50,633	$ (1,664)
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.962	06/20/30	2,700	5,667	15,391	(9,724)
Republic of Peru, 8.750%, 11/21/33	1.000	0.903	06/20/30	2,680	13,146	14,016	(870)
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.771	06/20/30	2,690	29,816	33,103	(3,287)

TOTAL					$12,292,787	$12,110,022	$182,765

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

Abbreviations:
CDX.NA.IG Ind 41	—CDX North America Investment Grade Index 41
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
EURO	—Euro Offered Rate
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 83.6%

Advertising – 0.9%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
$60,000	7.875%	04/01/30	$58,872
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B/B2)
46,000	4.250	01/15/29	42,609
279,000	4.625	03/15/30	254,808
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (BB/Ba1)
10,000	7.375	02/15/31	10,413

			366,702

Aerospace & Defense – 1.3%
Bombardier, Inc.(a)(b) (B+/B1)
110,000	6.000	02/15/28	108,563
85,000	7.000	06/01/32	84,722
TransDigm, Inc.(a) (B/B3)
203,000	5.500	11/15/27	200,704
165,000	4.625	01/15/29	156,870

			550,859

Airlines – 0.8%
OneSky Flight LLC(a)(b) (B/B3)
100,000	8.875	12/15/29	101,920
United Airlines, Inc.(a)(b) (BBB-/Ba1)
173,000	4.375	04/15/26	170,097
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B/B3)
25,000	9.500	06/01/28	24,751
49,000	6.375	02/01/30	42,943

			339,711

Automotive(a)(b) – 1.2%
Allison Transmission, Inc. (NR/Ba2)
291,000	3.750	01/30/31	258,710
Clarios Global LP/Clarios U.S. Finance Co. (BB-/B1)
40,000	6.750	02/15/30	40,410
Phinia, Inc. (BB/Ba2)
50,000	6.625	10/15/32	49,063
Phinia, Inc. (BB+/Baa3)
145,000	6.750	04/15/29	146,934

			495,117

Banks(a) –1.4%
Freedom Mortgage Corp.(b) (B/B2)
139,000	6.625	01/15/27	138,379
JPMorgan Chase & Co.(c) (BBB/Baa2) (5 yr. CMT + 2.152%)
185,000	6.500	04/01/30	189,499
UBS Group AG(b)(c) (BB/NR) (5 yr. CMT + 3.098%)
256,000	3.875	06/02/26	248,051
Walker & Dunlop, Inc.(b) (BB/Ba2)
40,000	6.625	04/01/33	39,904

			615,833

Building Materials – 1.6%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
248,000	4.250	02/01/32	222,252
Quikrete Holdings, Inc.(a)(b) (B+/B2)
30,000	6.750	03/01/33	29,898

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Building Materials – (continued)
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
$115,000	6.375%		03/01/32	$115,612
Standard Building Solutions, Inc.(a)(b) (BB/Ba3)
120,000	6.500		08/15/32	120,050
Standard Industries, Inc.(a)(b) (BB/Ba3)
96,000	5.000		02/15/27	94,509
95,000	4.375		07/15/30	87,628

				669,949

Chemicals – 3.1%
Avient Corp.(a)(b) (BB-/Ba3)
102,000	7.125		08/01/30	104,187
50,000	6.250		11/01/31	49,551
Celanese U.S. Holdings LLC(a) (BB+/Ba1)
65,000	6.750		04/15/33	63,118
135,000	6.950	(d)	11/15/33	141,093
Chemours Co.(a)(b) (BB-/B1)
179,000	4.625		11/15/29	153,093
Ingevity Corp.(a)(b) (NR/Ba3)
381,000	3.875		11/01/28	355,702
Methanex U.S. Operations, Inc.(a)(b) (BB/Ba2)
65,000	6.250		03/15/32	63,337
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
200,000	4.250		10/01/28	184,782
WR Grace Holdings LLC(a)(b) (B-/B2)
247,000	4.875		06/15/27	239,178

				1,354,041

Commercial Services – 2.8%
ADT Security Corp.(a)(b) (BB/Ba2)
116,000	4.125		08/01/29	108,866
APi Group DE, Inc.(a)(b) (B+/B1)
471,000	4.125		07/15/29	436,598
28,000	4.750		10/15/29	26,396
Garda World Security Corp.(a)(b) (B/B1)
85,000	7.750		02/15/28	87,060
Garda World Security Corp.(a)(b) (CCC+/Caa2)
55,000	8.375		11/15/32	54,180
Hertz Corp.(a)(b) (B/Ba3)
90,000	12.625		07/15/29	81,231
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
41,000	6.500		05/15/29	38,725
Neptune Bidco U.S., Inc.(a)(b) (B/B2)
130,000	9.290		04/15/29	112,758
NESCO Holdings II, Inc.(a)(b) (B/B3)
50,000	5.500		04/15/29	46,178
Service Corp. International(a) (BB/Ba3)
42,000	5.750		10/15/32	41,347
VT Topco, Inc.(a)(b) (B/B2)
150,000	8.500		08/15/30	157,277
Williams Scotsman, Inc.(a)(b) (BB-/B2)
25,000	6.625		04/15/30	25,263

				1,215,879

Computers(a)(b) – 1.1%
Ahead DB Holdings LLC (CCC+/Caa1)
48,000	6.625		05/01/28	46,948

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers(a)(b) – (continued)
Diebold Nixdorf, Inc. (B/B2)
$95,000	7.750%		03/31/30	$98,717
McAfee Corp. (CCC+/Caa1)
243,000	7.375		02/15/30	215,308
Virtusa Corp. (B-/Caa1)
114,000	7.125		12/15/28	107,358

				468,331

Distribution & Wholesale(a)(b) – 0.6%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
298,000	3.875		11/15/29	273,305

Diversified Financial Services – 2.0%
Coinbase Global, Inc.(a)(b) (BB-/B1)
105,000	3.375		10/01/28	94,971
Credit Acceptance Corp.(a)(b) (BB/Ba3)
45,000	6.625		03/15/30	44,393
Focus Financial Partners LLC(a)(b) (B/B2)
85,000	6.750		09/15/31	83,811
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
15,000	9.250		02/01/29	15,227
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
90,000	6.125		11/01/32	88,606
Macquarie Airfinance Holdings Ltd.(a)(b) (BBB-/Baa3)
15,000	6.400		03/26/29	15,519
80,000	8.125		03/30/29	84,042
OneMain Finance Corp.(a) (BB/Ba2)
103,000	9.000		01/15/29	108,079
PennyMac Financial Services, Inc.(a)(b) (B+/Ba3)
70,000	6.875		02/15/33	70,021
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
138,000	5.500		04/15/29	133,003
UWM Holdings LLC(a)(b) (NR/Ba3)
70,000	6.625		02/01/30	69,338
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
75,000	7.500		06/15/31	76,885

				883,895

Electrical – 3.1%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b) (BB-/NR)
160,000	6.375		02/15/32	154,909
Calpine Corp.(a)(b) (BB+/Ba2)
120,000	3.750		03/01/31	109,250
Lightning Power LLC(a)(b) (BB/Ba3)
50,000	7.250		08/15/32	51,536
NextEra Energy Capital Holdings, Inc.(a)(c) (BBB/Baa2)
(5 yr. CMT + 1.979%)
90,000	6.500		08/15/55	91,074
(5 yr. CMT + 2.053%)
60,000	6.375		08/15/55	60,310
NRG Energy, Inc.(a) (BB/Ba2)
65,000	5.750		01/15/28	64,927
155,000	3.375	(b)	02/15/29	142,431
199,000	5.750	(b)	07/15/29	195,832
131,000	3.625	(b)	02/15/31	116,177
Pike Corp.(a)(b) (B-/B3)
257,000	5.500		09/01/28	248,758

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Vistra Operations Co. LLC(a)(b) (BB+/Ba2)
$130,000	4.375%	05/01/29	$123,461

			1,358,665

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.(a)(b) (BB/Ba3)
248,000	7.250	06/15/28	251,187
15,000	6.375	03/15/29	15,187
94,000	6.625	03/15/32	95,407

			361,781

Electronics(a)(b) –1.0%
Atkore, Inc. (BB+/Ba2)
265,000	4.250	06/01/31	233,004
Sensata Technologies BV (BB+/Ba2)
200,000	4.000	04/15/29	183,768

			416,772

Engineering & Construction – 1.0%
Arcosa, Inc.(a)(b) (B+/Ba3)
45,000	6.875	08/15/32	45,649
Global Infrastructure Solutions, Inc.(a)(b) (BB-/B1)
257,000	5.625	06/01/29	247,599
156,000	7.500	04/15/32	154,356

			447,604

Entertainment – 2.3%
Boyne USA, Inc.(a)(b) (B/B1)
245,000	4.750	05/15/29	230,878
Caesars Entertainment, Inc.(a)(b) (B-/B3)
88,000	4.625	10/15/29	80,846
Caesars Entertainment, Inc.(a)(b) (BB-/Ba3)
175,000	7.000	02/15/30	177,168
Cinemark USA, Inc.(a)(b) (BB-/B2)
240,000	5.250	07/15/28	233,002
40,000	7.000	08/01/32	40,399
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
30,000	6.625	02/01/33	29,522
SeaWorld Parks & Entertainment, Inc.(a)(b) (B+/B2)
204,000	5.250	08/15/29	193,543

			985,358

Environmental(a)(b) – 0.6%
Madison IAQ LLC (CCC+/Caa1)
249,000	5.875	06/30/29	235,218
Waste Pro USA, Inc. (B-/B3)
30,000	7.000	02/01/33	30,196

			265,414

Food & Drug Retailing – 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b) (BB+/Ba2)
90,000	6.250	03/15/33	90,970
Chobani Holdco II LLC(a)(b)(e) (CCC+/Caa1) (PIK 9.500%, Cash 8.750%)
20,000	8.750	10/01/29	21,844

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – (continued)
Performance Food Group, Inc.(a)(b) (BB/B1)
$178,000	4.250%	08/01/29	$166,653
Post Holdings, Inc.(a)(b) (B+/B2)
116,000	5.500	12/15/29	112,905
143,000	6.375	03/01/33	141,120
Post Holdings, Inc.(a)(b) (BB/Ba1)
50,000	6.250	02/15/32	50,318
U.S. Foods, Inc.(a)(b) (BB+/Ba3)
176,000	4.750	02/15/29	169,796
84,000	4.625	06/01/30	79,739

			833,345

Healthcare Providers & Services(a)(b) – 1.8%
DaVita, Inc. (BB-/Ba3)
96,000	6.875	09/01/32	96,606
Insulet Corp. (B+/B2)
15,000	6.500	04/01/33	15,251
Medline Borrower LP (B/B3)
210,000	5.250	10/01/29	201,535
Medline Borrower LP (BB-/Ba3)
269,000	3.875	04/01/29	251,370
Molina Healthcare, Inc. (BB/Ba2)
95,000	6.250	01/15/33	93,609
Select Medical Corp. (B/B1)
120,000	6.250	12/01/32	117,012

			775,383

Holding Companies-Diversified(a)(b) – 0.5%
Benteler International AG (BB-/Ba3)
200,000	10.500	05/15/28	209,852

Home Builders(a) – 1.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b) (B+/B1)
141,000	4.875	02/15/30	123,382
Century Communities, Inc.(b) (BB/Ba2)
220,000	3.875	08/15/29	197,696
Forestar Group, Inc.(b) (BB-/Ba3)
135,000	6.500	03/15/33	132,147
KB Home (BB+/Ba1)
82,000	7.250	07/15/30	84,118
LGI Homes, Inc.(b) (BB-/Ba2)
108,000	4.000	07/15/29	95,069
Taylor Morrison Communities, Inc.(b) (BB+/Ba1)
155,000	5.875	06/15/27	154,993

			787,405

Household Products(a)(b) – 0.1%
Kronos Acquisition Holdings, Inc. (B-/B2)
45,000	8.250	06/30/31	39,938

Housewares – 0.6%
Newell Brands, Inc.(a) (BB-/Ba3)
15,000	6.375	05/15/30	14,620
25,000	6.625	05/15/32	24,348
Scotts Miracle-Gro Co.(a) (B-/B2)
251,000	4.375	02/01/32	220,305

			259,273

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance(a)(b) – 2.4%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
$238,000	4.250%	02/15/29	$222,642
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
90,000	6.000	08/01/29	86,281
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
160,000	6.750	04/15/28	160,665
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (BB+/NR)
160,000	7.875	11/01/29	157,654
HUB International Ltd. (B-/Caa1)
130,000	7.375	01/31/32	132,402
Panther Escrow Issuer LLC (B/B2)
155,000	7.125	06/01/31	157,835
Ryan Specialty LLC (BB-/B1)
65,000	5.875	08/01/32	64,204
USI, Inc. (CCC+/Caa1)
45,000	7.500	01/15/32	46,004

			1,027,687

Internet – 2.6%
ANGI Group LLC(a)(b) (B/B2)
325,000	3.875	08/15/28	295,136
Gen Digital, Inc.(a)(b) (BB-/B1)
165,000	7.125	09/30/30	168,702
40,000	6.250	04/01/33	39,875
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)(b) (BB-/Ba3)
166,000	3.500	03/01/29	153,791
GrubHub Holdings, Inc.(a)(b) (B-/B3)
128,000	5.500	07/01/27	117,655
Match Group Holdings II LLC(a)(b) (BB/Ba2)
127,000	4.625	06/01/28	121,878
53,000	4.125	08/01/30	47,530
Snap, Inc.(a)(b) (B+/B1)
115,000	6.875	03/01/33	115,037
Ziff Davis, Inc.(a)(b) (BB/Ba3)
91,000	4.625	10/15/30	82,168

			1,141,772

Iron/Steel – 0.6%
Cleveland-Cliffs, Inc.(a)(b) (BB-/Ba3)
145,000	6.750	04/15/30	140,392
Cleveland-Cliffs, Inc.(a)(b) (NR/Ba3)
50,000	6.875	11/01/29	48,965
70,000	7.375	05/01/33	67,150

			256,507

Leisure Time – 3.2%
Carnival Corp.(a)(b) (BB+/B1)
231,000	7.625	03/01/26	231,035
186,000	6.000	05/01/29	184,756
175,000	5.750	03/15/30	174,284
95,000	6.125	02/15/33	93,599
MajorDrive Holdings IV LLC(a)(b) (CCC+/Caa2)
184,000	6.375	06/01/29	141,159
Royal Caribbean Cruises Ltd.(a)(b) (BBB-/Ba1)
64,000	5.500	04/01/28	63,725

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Leisure Time – (continued)
$100,000	5.625%	09/30/31	$98,238
260,000	6.250	03/15/32	262,467
Viking Cruises Ltd.(a)(b) (BB-/B1)
40,000	7.000	02/15/29	40,133
Viking Ocean Cruises Ship VII Ltd.(a)(b) (BB+/Ba1)
47,000	5.625	02/15/29	46,250
VOC Escrow Ltd.(a)(b) (BB+/Ba1)
67,000	5.000	02/15/28	65,286

			1,400,932

Lodging – 1.8%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
200,000	7.250	10/01/29	204,110
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B+/B2)
184,000	5.000	06/01/29	172,018
193,000	4.875	07/01/31	169,599
Travel & Leisure Co.(a)(b) (BB-/Ba3)
251,000	4.500	12/01/29	234,612

			780,339

Machinery - Construction & Mining(a)(b) – 0.3%
Terex Corp. (BB-/Ba3)
40,000	6.250	10/15/32	38,850
Vertiv Group Corp. (BB+/Ba2)
113,000	4.125	11/15/28	107,573

			146,423

Machinery-Diversified(a)(b) – 1.6%
Chart Industries, Inc. (B+/B2)
90,000	9.500	01/01/31	96,103
Chart Industries, Inc. (BB-/Ba2)
245,000	7.500	01/01/30	254,361
Esab Corp. (BB+/Ba1)
135,000	6.250	04/15/29	137,028
TK Elevator Holdco GmbH (CCC+/Caa1)
200,000	7.625	07/15/28	200,300

			687,792

Media – 6.7%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b) (BB-/B1)
553,000	4.750	03/01/30	512,448
185,000	4.250	02/01/31	163,906
522,000	4.250	01/15/34	429,376
CSC Holdings LLC(a)(b) (CCC+/Caa1)
200,000	4.500	11/15/31	144,198
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (BB/B1)
68,000	5.875	08/15/27	65,919
DISH Network Corp.(a)(b) (B/Caa1)
105,000	11.750	11/15/27	110,631
GCI LLC(a)(b) (B+/B3)
285,000	4.750	10/15/28	263,132
Gray Media, Inc.(a)(b) (B/Ba3)
105,000	10.500	07/15/29	109,685
McGraw-Hill Education, Inc.(a)(b) (B/B1)
160,000	7.375	09/01/31	161,640

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
Midcontinent Communications(a)(b) (B+/B3)
$155,000	8.000%	08/15/32	$156,941
Nexstar Media, Inc.(a)(b) (BB+/B2)
130,000	4.750	11/01/28	121,676
Sinclair Television Group, Inc.(a)(b) (B+/B2)
185,000	8.125	02/15/33	182,527
Sirius XM Radio LLC(a)(b) (BB+/Ba3)
137,000	4.125	07/01/30	121,825
Sunrise HoldCo IV BV(a)(b) (B/B3)
200,000	5.500	01/15/28	196,644
TEGNA, Inc.(a) (BB+/Ba3)
162,000	5.000	09/15/29	150,671

			2,891,219

Metal Fabricate & Hardware(a)(b) – 0.4%
Roller Bearing Co. of America, Inc. (B+/Ba3)
203,000	4.375	10/15/29	190,585

Mining(a)(b) – 0.1%
Novelis, Inc. (BB/Ba3)
25,000	6.875	01/30/30	25,293

Miscellaneous Manufacturing(a) – 0.9%
Amsted Industries, Inc.(b) (BB/Ba3)
25,000	6.375	03/15/33	24,848
Axon Enterprise, Inc.(b) (NR/Ba3)
40,000	6.125	03/15/30	40,409
Axon Enterprise, Inc.(b) (BB+/Ba3)
40,000	6.250	03/15/33	40,496
Hillenbrand, Inc. (BB+/Ba1)
328,000	3.750	03/01/31	286,833

			392,586

Oil Field Services – 9.2%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
267,000	6.250	04/01/28	267,088
65,000	6.625	09/01/32	65,264
Aris Water Holdings LLC(a)(b) (B+/B2)
70,000	7.250	04/01/30	70,784
Chord Energy Corp.(a)(b) (BB/Ba2)
95,000	6.750	03/15/33	94,583
Civitas Resources, Inc.(a)(b) (BB-/B1)
234,000	8.375	07/01/28	241,734
CNX Resources Corp.(a)(b) (BB/B1)
192,000	6.000	01/15/29	189,325
90,000	7.375	01/15/31	91,540
40,000	7.250	03/01/32	40,690
Crescent Energy Finance LLC(a)(b) (BB-/B1)
255,000	7.625	04/01/32	252,366
111,000	7.375	01/15/33	107,115
Expand Energy Corp.(a) (BBB-/Ba1)
75,000	5.375	03/15/30	74,531
67,000	4.750	02/01/32	63,453
Gulfport Energy Operating Corp.(a)(b) (BB-/B3)
155,000	6.750	09/01/29	157,281
Kodiak Gas Services LLC(a)(b) (BB-/B2)
198,000	7.250	02/15/29	202,041

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Matador Resources Co.(a)(b) (BB-/B1)
$155,000	6.875%	04/15/28	$156,691
55,000	6.500	04/15/32	54,566
73,000	6.250	04/15/33	71,330
Noble Finance II LLC(a)(b) (BB-/B1)
215,000	8.000	04/15/30	214,832
Permian Resources Operating LLC(a)(b) (BB/Ba3)
85,000	5.875	07/01/29	83,957
144,000	7.000	01/15/32	147,462
30,000	6.250	02/01/33	29,904
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b) (B/B3)
95,000	7.875	11/01/28	97,818
SM Energy Co.(a)(b) (BB-/B1)
50,000	6.750	08/01/29	49,306
Sunoco LP(a)(b) (BB+/Ba1)
80,000	7.000	05/01/29	81,898
40,000	6.250	07/01/33	39,999
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
249,000	4.500	04/30/30	232,910
TechnipFMC PLC(a)(b) (BBB-/WR)
188,000	6.500	02/01/26	188,015
Transocean Poseidon Ltd.(a)(b) (B/B1)
90,300	6.875	02/01/27	89,802
Transocean Titan Financing Ltd.(a)(b) (B/B1)
135,714	8.375	02/01/28	138,693
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
246,000	7.125	03/15/29	250,229
Viper Energy, Inc.(a)(b) (BBB-/Ba3)
125,000	7.375	11/01/31	130,678

			3,975,885

Packaging(a)(b) – 1.2%
Clearwater Paper Corp. (B/B1)
138,000	4.750	08/15/28	128,845
Clydesdale Acquisition Holdings, Inc. (B+/NR)
50,000	6.750	04/15/32	50,328
Efesto Bidco SpA Efesto U.S. LLC (B-/B3)
201,000	7.500	02/15/32	197,330
Mauser Packaging Solutions Holding Co. (B/B2)
130,000	7.875	04/15/27	127,446

			503,949

Pharmaceuticals – 1.4%
1261229 BC Ltd.(a)(b) (B/Caa1)
220,000	10.000	04/15/32	218,867
AdaptHealth LLC(a)(b) (B+/B1)
144,000	6.125	08/01/28	141,179
38,000	4.625	08/01/29	34,584
49,000	5.125	03/01/30	44,735
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB-/B1)
200,000	5.125	04/30/31	174,544

			613,909

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – 6.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba3)
$120,000	5.375%		06/15/29	$117,398
125,000	6.625		02/01/32	127,131
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
50,000	7.000		07/15/29	51,072
Buckeye Partners LP(a)(b) (BB-/Ba3)
80,000	6.875		07/01/29	81,307
40,000	6.750		02/01/30	40,540
CNX Midstream Partners LP(a)(b) (BB/B1)
48,000	4.750		04/15/30	44,788
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b) (BB/Ba2)
250,000	7.500		12/15/33	263,300
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B3)
55,000	8.625		03/15/29	56,956
DT Midstream, Inc.(a)(b) (BB+/Ba2)
210,000	4.375		06/15/31	193,458
EQM Midstream Partners LP(a)(b) (BBB-/Ba2)
71,000	7.500		06/01/27	72,594
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
70,000	7.875		05/15/32	70,496
80,000	8.000		05/15/33	80,752
Global Partners LP/GLP Finance Corp.(a) (B+/B2)
124,000	6.875		01/15/29	123,669
65,000	8.250	(b)	01/15/32	66,853
Hess Midstream Operations LP(a)(b) (BB+/Ba2)
100,000	5.875		03/01/28	100,550
35,000	6.500		06/01/29	35,682
Howard Midstream Energy Partners LLC(a)(b) (B+/B1)
130,000	8.875		07/15/28	135,550
70,000	7.375		07/15/32	71,705
Kinetik Holdings LP(a)(b) (BB+/Ba1)
326,000	5.875		06/15/30	322,750
NuStar Logistics LP(a) (NR/Ba1)
115,000	6.000		06/01/26	115,286
Prairie Acquiror LP(a)(b) (B-/B3)
35,000	9.000		08/01/29	35,639
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
30,000	6.750		03/15/33	30,574
Summit Midstream Holdings LLC(a)(b) (B+/B3)
65,000	8.625		10/31/29	66,422
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
65,000	7.375		02/15/29	65,261
167,000	6.000		12/31/30	158,871
156,000	6.000		09/01/31	147,440
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
55,000	8.500		06/15/30	55,444
Venture Global LNG, Inc.(a)(b) (BB/B1)
238,000	8.125		06/01/28	243,091

				2,974,579

Real Estate Investment Trust(a) – 1.1%
Iron Mountain Information Management Services, Inc.(b) (BB-/Ba3)
105,000	5.000		07/15/32	96,898

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
SBA Communications Corp. (BB/Ba3)
$263,000	3.125%		02/01/29	$239,877
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b) (B-/B2)
125,000	4.750		04/15/28	119,492

				456,267

Retailing – 5.9%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
192,000	4.375		01/15/28	184,155
305,000	4.000		10/15/30	276,110
Arko Corp.(a)(b) (CCC+/B3)
154,000	5.125		11/15/29	124,760
Asbury Automotive Group, Inc.(a) (BB/B1)
67,000	4.625	(b)	11/15/29	62,763
132,000	4.750		03/01/30	123,162
28,000	5.000	(b)	02/15/32	25,361
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
40,000	8.000		05/15/32	41,304
Foundation Building Materials, Inc.(a)(b) (CCC+/Caa1)
103,000	6.000		03/01/29	84,127
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
200,000	4.000		08/15/28	188,142
20,000	6.375		01/15/30	20,066
Ken Garff Automotive LLC(a)(b) (BB-/B1)
88,000	4.875		09/15/28	83,873
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
278,000	4.875		05/01/29	260,725
40,000	8.250		08/01/31	41,539
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
173,000	3.875		06/01/29	158,724
191,000	4.375		01/15/31	173,075
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
192,000	3.750		02/15/31	170,697
Penske Automotive Group, Inc.(a) (BB-/Ba3)
360,000	3.750		06/15/29	329,673
Sonic Automotive, Inc.(a)(b) (BB-/B1)
174,000	4.625		11/15/29	160,019
63,000	4.875		11/15/31	56,384

				2,564,659

Semiconductors(a)(b) – 0.3%
ON Semiconductor Corp. (BB/Ba2)
129,000	3.875		09/01/28	120,656

Software – 2.7%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
136,000	6.500		02/15/30	127,791
Castle U.S. Holding Corp.(a)(b) (C/Ca)
111,000	9.500		02/15/28	49,295
Cloud Software Group, Inc.(a)(b) (B/B2)
100,000	6.500		03/31/29	97,221
90,000	8.250		06/30/32	91,460
Open Text Corp.(a)(b) (BB/Ba3)
217,000	3.875		02/15/28	204,757
159,000	3.875		12/01/29	144,839
Twilio, Inc.(a) (BB+/Ba2)
255,000	3.625		03/15/29	236,666

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
$251,000	3.875%	02/01/29	$230,340

			1,182,369

Telecommunication Services(a) – 1.0%
EchoStar Corp. (B/Caa1)
250,000	10.750	11/30/29	262,788
Frontier Communications Holdings LLC(b) (CCC+/Caa1)
101,000	6.750	05/01/29	101,460
Windstream Services LLC/Windstream Escrow Finance Corp.(b) (B-/B3)
80,000	8.250	10/01/31	81,511

			445,759

Transportation(a)(b) – 1.0%
Rand Parent LLC (BB-/Ba1)
199,000	8.500	02/15/30	196,799
XPO, Inc. (BB-/Ba3)
235,000	7.125	02/01/32	241,054

			437,853

TOTAL CORPORATE OBLIGATIONS (Cost $36,860,223)			$36,191,432

Bank Loans(f) – 15.2%

Aerospace & Defense – 0.9%
Kaman Corp.(g) (B/B2)
$182,759	0.000%	02/26/32	$180,169
Kaman Corp.(g) (NR/B2)
17,241	0.000	02/26/32	16,997
Propulsion BC Finco SARL (NR/B2)(3 mo. USD Term SOFR + 3.750%)
180,729	7.549	09/14/29	180,600

			377,766

Airlines(g) – 0.2%
Vista Management Holding, Inc. (NR/NR)
100,000	0.000	03/26/31	99,250

Automotive – 0.4%
First Brands Group LLC (B+/B1) (3 mo. USD Term SOFR + 5.000%)
190,108	9.552	03/30/27	176,088

Automotive - Parts – 0.3%
Mavis Tire Express Services Corp. (B-/B2)(3 mo. USD Term SOFR + 3.000%)
118,247	7.313	05/04/28	117,375

Building & Construction – 0.9%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 3.500%)
99,501	7.075	07/30/31	98,568
Construction Partners, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
24,937	6.827	11/03/31	24,761

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(f) – (continued)

Building & Construction – (continued)
Cube Industrials Buyer, Inc. (B/B3)(3 mo. USD Term SOFR + 3.500%)
	$50,000	7.793%	10/17/31	$49,584
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	142,343	8.189	03/31/28	141,275
TRC Cos. LLC (B/B3)(1 mo. USD Term SOFR + 3.000%)
	69,291	7.325	12/08/28	68,546

				382,734

Building Materials – 0.3%
Icebox Holdco III, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.500%)
	94,715	8.061	12/22/28	94,681
Icebox Holdco III, Inc. (CCC/Caa2)(3 mo. USD Term SOFR + 6.750%)
	50,000	11.311	12/21/29	50,250

				144,931

Capital Goods - Others – 1.0%
Engineered Machinery Holdings, Inc. (B-/B1) (3 mo. EUR EURIBOR + 3.750%)
EUR	71,138	6.105	05/21/28	76,841
(3 mo. USD Term SOFR + 3.750%)
	$70,409	8.311	05/19/28	70,366
Terex Corp. (BBB-/Baa3)(3 mo. USD Term SOFR + 1.000%)
	175,000	6.299	10/08/31	175,088
Titan Acquisition Ltd. (B-/B3) (6 mo. USD Term SOFR + 4.500%)
	124,062	8.785	02/15/29	123,365

				445,660

Commercial Services – 2.1%
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 4.250%)
	148,877	7.803	12/29/31	146,985
Garda World Security Corp. (B/B1)(1 mo. USD Term SOFR + 3.000%)
	248,750	7.322	02/01/29	247,559
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
	129,437	7.316	03/14/31	126,575
Holding Socotec (B/B2)
(3 mo. EUR EURIBOR + 3.250%)
EUR	75,000	5.605	06/02/28	80,895
(3 mo. USD Term SOFR + 0.000%)
	$100,000	8.060	06/30/28	99,875
Teneo Holdings LLC (B/B2)(1 mo. USD Term SOFR + 4.750%)
	223,869	9.075	03/13/31	223,869

				925,758

Diversified Financial Services – 1.1%
DRW Holdings LLC (BB-/Ba3)(3 mo. USD Term SOFR + 3.500%)
	190,250	7.791	06/26/31	189,419
FNZ Group Services Ltd. (B-/B3)(3 mo. USD Term SOFR + 5.000%)
	175,000	9.291	11/05/31	160,927

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f) – (continued)

Diversified Financial Services – (continued)
NGP XI Midstream Holdings LLC (B/B3)(3 mo. USD Term SOFR + 3.500%)
$124,687	7.799%	07/25/31	$124,064

			474,410

Diversified Manufacturing – 0.4%
SPX Flow, Inc. (B/B1)(1 mo. USD Term SOFR + 4.500%)
189,343	7.325	04/05/29	188,800

Energy - Exploration & Production – 0.7%
CQP Holdco LP (BB/Ba2) (3 mo. USD Term SOFR + 2.000%)
146,644	6.299	12/31/30	146,149
Kohler Energy Co. LLC (B/B1) (3 mo. USD Term SOFR + 3.750%)
137,392	8.049	05/01/31	135,031

			281,180

Entertainment – 0.3%
Alterra Mountain Co. (B+/B1) (1 mo. USD Term SOFR + 3.000%)
19,900	7.325	05/31/30	19,875
Crown Finance U.S., Inc. (B-/B3) (1 mo. USD Term SOFR + 5.250%)
124,688	9.573	12/02/31	123,886

			143,761

Gas – 0.1%
AL GCX Fund VIII Holdings LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
50,000	6.325	01/30/32	49,625

Healthcare – 0.6%
Jazz Financing Lux SARL (BB/Ba1)(1 mo. USD Term SOFR + 2.250%)
112,277	6.575	05/05/28	112,193
Onex TSG Intermediate Corp. (B/B2)(3 mo. USD Term SOFR + 4.750%)
163,785	9.302	02/28/28	164,604

			276,797

Internet – 0.2%
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.500%)
100,000	7.799	10/02/31	99,500

Machinery – 0.6%
Apex Tool Group LLC (CCC-/Caa2)(h) (1 mo. USD Term SOFR + 7.500%)
59,343	11.925	02/08/30	50,145
Apex Tool Group LLC (CCC+/B3)(h) (1 mo. USD Term SOFR + 5.250%)
25,423	9.675	02/08/29	22,754
TK Elevator U.S. Newco, Inc. (B/B2)(6 mo. USD Term SOFR + 3.500%)
202,926	7.737	04/30/30	202,237

			275,136

Media - Cable – 0.1%
DirecTV Financing LLC (BB-/B1)(3 mo. USD Term SOFR + 5.000%)
38,928	9.552	08/02/27	38,933

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f) – (continued)

Mining – 0.1%
PMHC II, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.250%)
$48,252	8.689%	04/23/29	$42,281

Oil Field Services – 0.4%
ChampionX Corp. (BBB/Ba1)(1 mo. USD Term SOFR + 2.750%)
169,418	7.175	06/07/29	169,122

Packaging – 0.6%
Charter NEX U.S., Inc. (B/B2)(1 mo. USD Term SOFR + 3.000%)
139,031	7.314	11/29/30	138,762
Clydesdale Acquisition Holdings, Inc. (B+/B2)(1 mo. USD Term SOFR + 3.175%)
118,808	7.500	04/13/29	118,202

			256,964

Pharmaceuticals – 0.6%
Covetrus, Inc. (B-/B1)(3 mo. USD Term SOFR + 5.000%)
269,500	9.299	10/13/29	258,553

Pipelines – 0.5%
Epic Y-Grade Services LP (B-/B3)(3 mo. USD Term SOFR + 5.750%)
174,125	10.044	06/29/29	173,935
Prairie ECI Acquiror LP (B-/B3)(1 mo. USD Term SOFR + 4.250%)
24,875	8.575	08/01/29	24,860

			198,795

Retailers – 0.7%
BCPE Empire Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 4.000%)
143,260	7.575	12/11/30	141,051
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.500%)
149,250	6.825	06/11/31	145,316

			286,367

Technology – 0.4%
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 2.250%)
24,875	7.323	03/01/29	23,700
Pitney Bowes, Inc. (BB/Ba2)
150,000	8.074	03/19/32	148,250

			171,950

Technology - Software – 1.4%
Ahead DB Holdings LLC (B/B1)(3 mo. USD Term SOFR + 3.000%)
143,752	7.299	02/01/31	143,325
Clover Holdings 2 LLC (B/B2)(3 mo. USD Term SOFR + 4.000%)
175,000	8.295	12/09/31	172,813
ConnectWise LLC (NR/B2)(3 mo. USD Term SOFR + 3.500%)
173,654	8.061	09/29/28	173,329
Virtusa Corp. (B+/B1)(1 mo. USD Term SOFR + 3.250%)
115,602	7.575	02/15/29	115,277

			604,744

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f) – (continued)

Wireless Telecommunication Services – 0.3%
Zayo Group Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.000%)
$125,000	7.439%	03/09/27	$116,094

TOTAL BANK LOANS (Cost $6,658,529)			$6,602,574

Shares		Description	Value

Common Stocks – 0.2%

Energy Equipment & Services – 0.1%
1,721	Noble Corp. PLC		$40,787

Oil, Gas & Consumable Fuels(i) – 0.1%
1,141,924	Prairie Provident Resources, Inc.		27,773

TOTAL COMMON STOCKS (Cost $2,957,472)			$68,560

Shares		Dividend Rate	Value

Investment Company(j) – 0.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
183,133		4.259%	$183,133

(Cost $183,133)

TOTAL INVESTMENTS – 99.4% (Cost $46,659,357)			$43,045,699

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			$246,842

NET ASSETS – 100.0%			$43,292,541

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2025.

(e)	Pay-in-kind securities.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2025

(f)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Security is currently in default and/or non-income producing.

(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At March 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Groundworks LLC (B/B3), due 03/14/31	$19,585	$19,056	$(444)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	USD	151,073	EUR	146,726	04/09/25	$(7,657)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	42	06/30/25	$8,701,219	$ 34,216
Ultra Long U.S. Treasury Bonds	1	06/18/25	122,250	(1,015)

Total				$ 33,201

Short position contracts:
5 Year U.S. Treasury Notes	(16)	06/30/25	(1,730,500)	(7,802)
10 Year U.S. Treasury Notes	(35)	06/18/25	(3,892,656)	(31,612)
20 Year U.S. Treasury Bonds	(2)	06/18/25	(234,563)	(2,455)
Ultra 10-Year U.S. Treasury Notes	(12)	06/18/25	(1,369,500)	(17,151)

Total				$(59,020)

TOTAL FUTURES CONTRACTS				$(25,819)

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar

Abbreviation:
BofA Securities LLC	—Bank of America Securities LLC

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities March 31, 2025

	Emerging Markets Credit Fund	Emerging Markets Debt Fund	High Yield Fund

Assets:

Investments in unaffiliated issuers, at value (cost $24,794,724, $386,706,268 and $2,032,813,526, respectively)(a)	$25,574,976	$369,769,179	$1,977,194,069
Investments in affiliated issuers, at value (cost $397,110, $660,916 and $40,819, respectively)	397,110	660,916	40,819
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	67,561,907
Purchased options, at value (premium paid $0, $1,778,388 and $0, respectively)	—	1,235,192	—
Cash	395,806	5,683,042	30,003,354
Foreign currencies, at value (cost $0, $289,584 and $14,473, respectively)	147	136,841	11,269
Unrealized gain on forward foreign currency exchange contracts	—	1,772,034	197,393
Variation margin on futures contracts	43	8,476	246,739
Variation margin on swaps contracts	9	—	339,236
Receivables:
Interest and dividends	440,285	5,149,088	31,320,500
Investments sold	133,099	174,266	8,227,269
Foreign tax reclaims	26,703	—	46,300
Collateral on certain derivative contracts(b)	19,712	1,873,222	18,369,437
Reimbursement from investment adviser	18,814	36,816	32,836
Fund shares sold	529	203,789	5,997,579
Investments sold on an extended-settlement basis	—	416,399	—
Due from broker	—	142,726	—
Other assets	28,793	30,799	46,954

Total assets	27,036,026	387,292,785	2,139,635,661

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	28,293	1,495,898	1,847,742
Variation margin on swaps contracts	—	2,504	—
Written option contracts, at value (premium received $0, $1,574,691 and $0, respectively)	—	1,136,812	—
Unrealized loss on unfunded loan commitment	—	—	13,900
Payables:
Fund shares redeemed	168,993	669,280	2,616,874
Management fees	8,717	125,814	534,293
Investments purchased	6,777	149,266	19,404,381
Distribution and Service fees and Transfer Agency fees	1,714	9,493	38,560
Income distributions	733	221,304	45,483
Investments purchased on an extended-settlement basis	—	1,490,772	13,107,829
Payable upon return of securities loaned	—	—	67,561,907
Accrued expenses	325,874	318,385	252,268

Total liabilities	541,101	5,619,528	105,423,237

Net Assets:

Paid-in capital	181,685,265	852,967,443	2,709,288,201
Total distributable loss	(155,190,340)	(471,294,186)	(675,075,777)

NET ASSETS	$26,494,925	$381,673,257	$2,034,212,424
Net Assets:
Class A	$3,264,473	$22,858,669	$83,744,541
Class C	1,763,597	2,651,931	3,997,011
Institutional	2,279,264	209,522,451	114,133,943
Service	—	—	2,272,785
Investor	8,199,018	8,573,063	6,854,956
Class R6	20,444	101,697,298	40,624,138
Class R	—	—	4,295,242
Class P	10,968,129	36,369,845	1,778,289,808
Total Net Assets	$26,494,925	$381,673,257	$2,034,212,424
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	814,302	2,380,272	15,081,107
Class C	440,986	276,529	719,424
Institutional	570,896	21,809,628	20,511,317
Service	—	—	409,379
Investor	2,050,563	892,442	1,232,243
Class R6	5,117	10,583,889	7,283,410
Class R	—	—	774,503
Class P	2,747,545	3,788,519	319,495,656
Net asset value, offering and redemption price per share:(c)
Class A	$4.01	$9.60	$5.55
Class C	4.00	9.59	5.56
Institutional	3.99	9.61	5.56
Service	—	—	5.55
Investor	4.00	9.61	5.56
Class R6	4.00	9.61	5.58
Class R	—	—	5.55
Class P	3.99	9.60	5.57

(a)	Includes loaned securities having a market value of $0, $0 and $65,769,411, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Emerging Markets Credit Fund	$15,407	$4,305
Emerging Markets Debt Fund	325,885	1,547,337
High Yield Fund	1,557,246	16,812,191
(c)

Maximum public offering price per share for Class A Shares of Emerging Markets Credit Fund, Emerging Markets Debt Fund and High Yield Fund is $4.20, $10.05 and $5.81, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) March 31, 2025

	High Yield Floating Rate Fund	Investment Grade Credit Fund	Short Duration High Yield Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,875,913,707, $603,443,280 and $46,476,224, respectively)(a)	$1,800,048,717	$593,884,890	$42,862,566
Investments in affiliated issuers, at value (cost $138,777,899, $885,019 and $183,133, respectively)	138,777,899	885,019	183,133
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	8,547,960	—	—
Cash	36,505,991	9,432,530	250,440
Foreign currencies, at value (cost $80,170, $3,156 and $4,300, respectively)	83,418	3,123	4,382
Unrealized gain on forward foreign currency exchange contracts	49,909	—	—
Variation margin on futures contracts	—	256,478	—
Variation margin on swaps contracts	47,567	—	—
Receivables:
Investments sold	63,514,376	3,704,132	57,679
Collateral on certain derivative contracts(b)	18,227,020	21,027,953	136,438
Interest and dividends	13,020,239	6,591,627	612,626
Fund shares sold	235,643	803,430	82,257
Reimbursement from investment adviser	—	28,549	33,282
Foreign tax reclaims	—	146	—
Other assets	35,070	25,596	12,292

Total assets	2,079,093,809	636,643,473	44,235,095

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	3,402,553	78,251	7,657
Variation margin on futures contracts	3,265	—	1,061
Variation margin on swaps contracts	—	94,869	—
Unrealized loss on unfunded loan commitment	22,864	—	444
Payables:
Investments purchased	178,401,690	73,050	471,803
Payable upon return of securities loaned	8,547,960	—	—
Investments purchased on an extended-settlement basis	7,045,000	719,364	270,000
Fund shares redeemed	5,335,150	585,993	40,293
Management fees	432,552	86,931	9,801
Income distributions	145,438	43,455	6
Distribution and Service fees and Transfer Agency fees	25,266	9,353	779
Accrued expenses	589,027	174,852	140,710

Total liabilities	203,950,765	1,866,118	942,554

Net Assets:

Paid-in capital	2,604,399,577	713,060,006	95,313,327
Total distributable loss	(729,256,533)	(78,282,651)	(52,020,786)

NET ASSETS	$1,875,143,044	$634,777,355	$43,292,541
Net Assets:
Class A	$4,852,749	$6,551,074	$657,402
Class C	1,591,091	—	243,244
Institutional	103,572,019	105,477,867	8,732,785
Separate Account Institutional	—	78,989,439	—
Investor	19,236,688	6,013,197	155,527
Class R6	29,583,402	147,783,266	2,757,403
Class R	295,063	—	—
Class P	1,716,012,032	289,962,512	30,746,180
Total Net Assets	$1,875,143,044	$634,777,355	$43,292,541
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	559,882	816,559	83,437
Class C	183,443	—	30,914
Institutional	11,949,197	13,144,026	1,109,835
Separate Account Institutional	—	9,840,514	—
Investor	2,212,172	749,593	19,746
Class R6	3,408,703	18,408,372	350,727
Class R	34,028	—	—
Class P	197,538,266	36,146,321	3,912,180
Net asset value, offering and redemption price per share:(c)
Class A	$8.67	$8.02	$7.88
Class C	8.67	—	7.87
Institutional	8.67	8.02	7.87
Separate Account Institutional	—	8.03	—
Investor	8.70	8.02	7.88
Class R6	8.68	8.03	7.86
Class R	8.67	—	—
Class P	8.69	8.02	7.86

(a)	Includes loaned securities having a market value of $8,351,950, $0 and $0, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
High Yield Floating Rate Fund	$145,750	$13,431,270	$4,650,000
Investment Grade Credit Fund	3,862,123	17,165,830	—
Short Duration High Yield Fund	136,438	—	—
(c)

Maximum public offering price per share for Class A Shares of High Yield Floating Rate Fund, Investment Grade Credit Fund and Short Duration High Yield Fund is $8.87, $8.33 and $8.06, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations For the Fiscal Year Ended March 31, 2025

	Emerging Markets Credit Fund	Emerging Markets Debt Fund	High Yield Fund

Investment Income:

Interest (net of foreign withholding taxes of $2,890, $1,225 and $0, respectively)	$2,276,338	$27,768,698	$133,125,191
Dividends — affiliated issuers	18,195	292,698	718,094
Dividends — unaffiliated issuers	—	4,520	2,742,837
Securities lending income, net of rebates received or paid to borrowers	—	—	1,006,057

Total investment income	2,294,533	28,065,916	137,592,179

Expenses:

Management fees	239,480	3,207,295	13,887,026
Professional fees	226,883	175,840	155,204
Custody, accounting and administrative services	170,690	341,872	261,925
Registration fees	98,994	97,757	150,795
Printing and mailing costs	66,577	64,994	96,402
Trustee fees	28,827	29,698	33,586
Transfer Agency fees(a)	22,815	179,332	698,570
Distribution and Service (12b-1) fees(a)	20,826	83,760	271,112
Service fees — Class C	4,387	8,087	10,237
Prime broker fees	—	43,304	—
Shareholder Administration fees — Service Class	—	—	10,323
Other	15,419	10,495	80,620

Total expenses	894,898	4,242,434	15,655,800

Less — expense reductions	(611,451)	(737,216)	(1,938,436)

Net expenses	283,447	3,505,218	13,717,364

NET INVESTMENT INCOME	2,011,086	24,560,698	123,874,815

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(1,712,609)	(50,838,781)	(30,218,214)
Purchased options	(417)	(6,763,256)	—
Futures contracts	(47,970)	(298,484)	(3,081,717)
Written options	—	9,806,673	—
Swap contracts	(11,653)	(789,259)	2,948,169
Forward foreign currency exchange contracts	75,506	(2,151,779)	2,100,936
Foreign currency transactions	(7,466)	(645,082)	(188,161)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	1,890,923	53,086,871	28,935,200
Unfunded loan commitment	—	—	(13,900)
Purchased options	—	(499,409)	—
Futures contracts	(19,348)	61,001	518,749
Written options	—	640,812	—
Swap contracts	2,130	510,410	(1,299,311)
Forward foreign currency exchange contracts	(28,988)	(420,019)	(1,811,524)
Foreign currency translation	1,269	(3,352)	19,687

Net realized and unrealized gain (loss)	141,377	1,696,346	(2,090,086)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,152,463	$26,257,044	$121,784,729

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Credit Fund	$7,667	$13,159	$—	$—	$3,680	$2,106	$1,154	$—	$12,275	$40	$—	$3,560
Emerging Markets Debt Fund	59,498	24,262	—	—	28,559	3,882	100,661	—	12,750	22,726	—	10,754
High Yield Fund	207,601	30,709	10,323	22,479	99,648	4,914	54,908	1,651	8,650	13,246	5,395	510,158

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations (continued) For the Fiscal Year Ended March 31, 2025

	High Yield Floating Rate Fund	Investment Grade Credit Fund	Short Duration High Yield Fund

Investment Income:

Interest	$155,633,866	$28,787,127	$2,876,266
Dividends — affiliated issuers	5,209,989	430,365	89,263
Dividends — unaffiliated issuers	4,650,062	—	4,861
Securities lending income, net of rebates received or paid to borrowers	317,008	—	—

Total investment income	165,810,925	29,217,492	2,970,390

Expenses:

Management fees	11,231,201	2,105,778	260,551
Interest expense	854,994	—	—
Custody, accounting and administrative services	645,102	168,778	99,615
Transfer Agency fees(a)	631,221	208,755	15,643
Professional fees	207,920	130,502	248,292
Registration fees	124,084	105,605	110,440
Printing and mailing costs	49,319	57,412	77,807
Trustee fees	33,325	30,255	28,872
Distribution and Service (12b-1) fees(a)	28,285	16,734	3,299
Service fees — Class C	3,641	—	561
Prime broker fees	1,532	—	—
Other	34,865	21,069	9,829

Total expenses	13,845,489	2,844,888	854,909

Less — expense reductions	(180,069)	(504,109)	(560,972)

Net expenses	13,665,420	2,340,779	293,937

NET INVESTMENT INCOME	152,145,505	26,876,713	2,676,453

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(60,324,167)	(6,094,486)	(1,121,552)
Purchased options	—	(13,346)	—
Futures contracts	(2,859,570)	(2,836,533)	(51,515)
Written options	—	(19,918)	—
Swap contracts	(769,375)	3,686,224	(259,740)
Forward foreign currency exchange contracts	4,793,079	110,618	9,835
Foreign currency transactions	(63,690)	(9,764)	1,533
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	16,037,311	11,352,457	1,133,872
Unfunded loan commitment	(23,100)	—	(444)
Futures contracts	237,320	(341,313)	(25,819)
Swap contracts	(3,115,909)	(3,050,076)	345,689
Forward foreign currency exchange contracts	(3,420,522)	(78,457)	(7,822)
Foreign currency translation	(68,173)	906	86

Net realized and unrealized gain (loss)	(49,576,796)	2,706,312	24,123

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,568,709	$29,583,025	$2,700,576

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Separate Account Institutional	Investor	Class R6	Class R	Class P
High Yield Floating Rate Fund	$15,910	$10,922	$1,453	$7,637	$1,747	$63,175	$ —	$23,027	$7,503	$349	$527,783
Investment Grade Credit Fund	16,734	—	—	8,032	—	34,286	26,533	11,140	45,962	—	82,802
Short Duration High Yield Fund	1,616	1,683	—	776	269	3,714	—	344	1,051	—	9,489

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Emerging Markets Credit Fund		Emerging Markets Debt Fund
	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$2,011,086	$3,422,969	$24,560,698	$29,395,235
Net realized loss	(1,704,609)	(5,859,752)	(51,679,968)	(109,696,259)
Net change in unrealized gain	1,845,986	5,461,600	53,376,314	137,760,423

Net increase in net assets resulting from operations	2,152,463	3,024,817	26,257,044	57,459,399

Distributions to shareholders:

From distributable earnings:
Class A Shares	—	(487,202)	(1,329,501)	(1,227,049)
Class C Shares	—	(275,361)	(153,826)	(204,003)
Institutional Shares	—	(1,136,209)	(14,594,514)	(18,288,312)
Investor Shares	—	(2,125,112)	(606,161)	(1,543,249)
Class R6 Shares	—	(1,021,605)	(4,552,076)	(6,529,146)
Class P Shares	—	(2,496,016)	(2,105,402)	(1,768,497)
Return of capital:
Class A Shares	(202,529)	(43,090)	—	—
Class C Shares	(102,583)	(24,354)	—	—
Institutional Shares	(197,933)	(100,490)	—	—
Investor Shares	(697,900)	(187,953)	—	—
Class R6 Shares	(9,031)	(90,354)	—	—
Class P Shares	(818,358)	(220,757)	—	—

Total distributions to shareholders	(2,028,334)	(8,208,503)	(23,341,480)	(29,560,256)

From share transactions:

Proceeds from sales of shares	9,005,119	18,759,032	109,789,712	128,179,557
Reinvestment of distributions	2,006,607	7,969,524	21,031,226	27,140,791
Cost of shares redeemed	(19,112,589)	(45,793,507)	(176,789,826)	(505,366,928)

Net decrease in net assets resulting from share transactions	(8,100,863)	(19,064,951)	(45,968,888)	(350,046,580)

TOTAL DECREASE	(7,976,734)	(24,248,637)	(43,053,324)	(322,147,437)

Net assets:

Beginning of year	34,471,659	58,720,296	424,726,581	746,874,018

End of year	$26,494,925	$34,471,659	$381,673,257	$424,726,581

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	High Yield Fund		High Yield Floating Rate Fund
	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$123,874,815	$107,903,065	$152,145,505	$183,013,977
Net realized loss	(28,438,987)	(32,117,873)	(59,223,723)	(48,739,792)
Net change in unrealized gain	26,348,901	85,348,064	9,646,927	92,724,645

Net increase in net assets resulting from operations	121,784,729	161,133,256	102,568,709	226,998,830

Distributions to shareholders:

From distributable earnings:
Class A Shares	(4,897,226)	(5,165,591)	(464,549)	(390,118)
Class C Shares	(212,773)	(179,742)	(95,164)	(62,456)
Institutional Shares	(8,474,793)	(10,344,873)	(12,220,102)	(11,628,298)
Service Shares	(235,199)	(221,088)	—	—
Investor Shares	(442,137)	(465,569)	(1,450,586)	(944,611)
Class R6 Shares	(2,733,331)	(1,334,304)	(1,894,089)	(1,809,462)
Class R Shares	(254,652)	(231,866)	(20,486)	(21,501)
Class P Shares	(105,303,797)	(88,399,199)	(133,869,462)	(162,940,729)
Return of capital:
Class A Shares	(303,292)	(165,444)	(6,312)	(11,448)
Class C Shares	(13,177)	(5,757)	(1,293)	(1,833)
Institutional Shares	(524,856)	(331,326)	(166,052)	(341,259)
Service Shares	(14,566)	(7,081)	—	—
Investor Shares	(27,382)	(14,911)	(19,711)	(27,722)
Class R6 Shares	(169,279)	(42,735)	(25,738)	(53,103)
Class R Shares	(15,771)	(7,426)	(278)	(631)
Class P Shares	(6,521,609)	(2,831,255)	(1,819,073)	(4,781,868)

Total distributions to shareholders	(130,143,840)	(109,748,167)	(152,052,895)	(183,015,039)

From share transactions:

Proceeds from sales of shares	450,136,096	611,135,035	327,760,053	628,309,539
Reinvestment of distributions	129,272,387	109,109,521	149,097,423	182,953,460
Cost of shares redeemed	(488,106,430)	(425,453,469)	(572,563,226)	(1,070,017,007)

Net increase (decrease) in net assets resulting from share transactions	91,302,053	294,791,087	(95,705,750)	(258,754,008)

TOTAL INCREASE (DECREASE)	82,942,942	346,176,176	(145,189,936)	(214,770,217)

Net assets:

Beginning of year	1,951,269,482	1,605,093,306	2,020,332,980	2,235,103,197

End of year	$2,034,212,424	$1,951,269,482	$1,875,143,044	$2,020,332,980

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Investment Grade Credit Fund		Short Duration High Yield Fund
	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$26,876,713	$26,130,456	$2,676,453	$3,050,565
Net realized loss	(5,177,205)	(19,586,300)	(1,421,439)	(2,713,873)
Net change in unrealized gain	7,883,517	25,150,845	1,445,562	3,559,113

Net increase in net assets resulting from operations	29,583,025	31,695,001	2,700,576	3,895,805

Distributions to shareholders:

From distributable earnings:
Class A Shares	(252,683)	(220,159)	(38,965)	(38,247)
Class C Shares	—	—	(12,026)	(4,290)
Institutional Shares	(3,493,480)	(2,726,285)	(591,117)	(577,515)
Separate Account Institutional Shares	(3,596,925)	(3,703,499)	—	—
Investor Shares	(368,132)	(377,104)	(17,973)	(61,305)
Class R6 Shares	(6,240,490)	(9,398,302)	(222,421)	(416,079)
Class R Shares	—	—	—	(1,365)
Class P Shares	(11,250,847)	(8,388,018)	(2,024,175)	(1,798,494)
Return of capital:
Class A Shares	(36,659)	(33,020)	—	—
Institutional Shares	(506,824)	(408,884)	—	—
Separate Account Institutional Shares	(521,831)	(555,445)	—	—
Investor Shares	(53,407)	(56,557)	—	—
Class R6 Shares	(905,352)	(1,409,543)	—	—
Class P Shares	(1,632,239)	(1,258,023)	—	—

Total distributions to shareholders	(28,858,869)	(28,534,839)	(2,906,677)	(2,897,295)

From share transactions:

Proceeds from sales of shares	121,097,337	209,366,095	8,728,118	9,165,553
Reinvestment of distributions	28,600,719	28,309,958	2,903,389	2,893,595
Cost of shares redeemed	(182,268,612)	(212,437,281)	(16,396,076)	(14,355,530)

Net increase (decrease) in net assets resulting from share transactions	(32,570,556)	25,238,772	(4,764,569)	(2,296,382)

TOTAL INCREASE (DECREASE)	(31,846,400)	28,398,934	(4,970,670)	(1,297,872)

Net assets:

Beginning of year	666,623,755	638,224,821	48,263,211	49,561,083

End of year	$634,777,355	$666,623,755	$43,292,541	$48,263,211

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$3.99	$4.55	$5.00	$5.56	$4.98

Net investment income(a)	0.26	0.27	0.23	0.19	0.20

Net realized and unrealized gain (loss)	0.02	0.03	(0.33)	(0.55)	0.58

Total from investment operations	0.28	0.30	(0.10)	(0.36)	0.78

Distributions to shareholders from net investment income	—	(0.79)	(0.35)	(0.20)	—

Distributions to shareholders from return of capital	(0.26)	(0.07)	—	—	(0.20)

Total distributions	(0.26)	(0.86)	(0.35)	(0.20)	(0.20)

Net asset value, end of year	$4.01	$3.99	$4.55	$5.00	$5.56

Total return(b)	7.34%	7.31%	(1.79)%	(6.51)%	15.65%

Net assets, end of year (in 000s)	$3,264	$2,681	$2,794	$3,842	$4,795

Ratio of net expenses to average net assets	1.14%	1.19%	1.22%	1.21%	1.21%

Ratio of total expenses to average net assets	3.20%	2.54%	2.49%	1.74%	1.84%

Ratio of net investment income to average net assets	6.53%	6.18%	5.08%	3.44%	3.56%

Portfolio turnover rate(c)	63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$3.99	$4.54	$5.00	$5.55	$4.98

Net investment income(a)	0.23	0.24	0.20	0.15	0.16

Net realized and unrealized gain (loss)	0.01	0.04	(0.34)	(0.54)	0.57

Total from investment operations	0.24	0.28	(0.14)	(0.39)	0.73

Distributions to shareholders from net investment income	—	(0.77)	(0.32)	(0.16)	—

Distributions to shareholders from return of capital	(0.23)	(0.06)	—	—	(0.16)

Total distributions	(0.23)	(0.83)	(0.32)	(0.16)	(0.16)

Net asset value, end of year	$4.00	$3.99	$4.54	$5.00	$5.55

Total return(b)	6.54%	6.51%	(2.54)%	(7.39)%	15.02%

Net assets, end of year (in 000s)	$1,764	$1,693	$1,651	$1,879	$2,055

Ratio of net expenses to average net assets	1.89%	1.94%	1.97%	1.96%	1.96%

Ratio of total expenses to average net assets	3.95%	3.30%	3.24%	2.50%	2.58%

Ratio of net investment income to average net assets	5.78%	5.43%	4.34%	2.69%	2.82%

Portfolio turnover rate(c)	63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$3.98	$4.53	$4.99	$5.54	$4.97

Net investment income(a)	0.27	0.28	0.24	0.20	0.22

Net realized and unrealized gain (loss)	0.02	0.05	(0.33)	(0.53)	0.57

Total from investment operations	0.29	0.33	(0.09)	(0.33)	0.79

Distributions to shareholders from net investment income	—	(0.81)	(0.37)	(0.22)	—

Distributions to shareholders from return of capital	(0.28)	(0.07)	—	—	(0.22)

Total distributions	(0.28)	(0.88)	(0.37)	(0.22)	(0.22)

Net asset value, end of year	$3.99	$3.98	$4.53	$4.99	$5.54

Total return(b)	7.39%	7.67%	(1.31)%	(6.43)%	16.26%

Net assets, end of year (in 000s)	$2,279	$5,768	$6,569	$11,750	$11,320

Ratio of net expenses to average net assets	0.84%	0.90%	0.92%	0.92%	0.91%

Ratio of total expenses to average net assets	2.82%	2.19%	2.14%	1.41%	1.51%

Ratio of net investment income to average net assets	6.81%	6.50%	5.36%	3.72%	3.86%

Portfolio turnover rate(c)	63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$3.98	$4.54	$4.99	$5.55	$4.97

Net investment income(a)	0.27	0.28	0.24	0.20	0.21

Net realized and unrealized gain (loss)	0.02	0.04	(0.32)	(0.55)	0.58

Total from investment operations	0.29	0.32	(0.08)	(0.35)	0.79

Distributions to shareholders from net investment income	—	(0.81)	(0.37)	(0.21)	—

Distributions to shareholders from return of capital	(0.27)	(0.07)	—	—	(0.21)

Total distributions	(0.27)	(0.88)	(0.37)	(0.21)	(0.21)

Net asset value, end of year	$4.00	$3.98	$4.54	$4.99	$5.55

Total return(b)	7.60%	7.58%	(1.56)%	(6.29)%	15.97%

Net assets, end of year (in 000s)	$8,199	$11,022	$6,364	$8,364	$4,781

Ratio of net expenses to average net assets	0.89%	0.95%	0.97%	0.96%	0.96%

Ratio of total expenses to average net assets	2.96%	2.32%	2.24%	1.50%	1.60%

Ratio of net investment income to average net assets	6.77%	6.41%	5.31%	3.70%	3.80%

Portfolio turnover rate(c)	63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$3.98	$4.53	$4.99	$5.55	$4.97

Net investment income(a)	0.27	0.29	0.25	0.21	0.22

Net realized and unrealized gain (loss)	0.03	0.04	(0.34)	(0.55)	0.58

Total from investment operations	0.30	0.33	(0.09)	(0.34)	0.80

Distributions to shareholders from net investment income	—	(0.86)	(0.37)	(0.22)	—

Distributions to shareholders from return of capital	(0.28)	(0.02)	—	—	(0.22)

Total distributions	(0.28)	(0.88)	(0.37)	(0.22)	(0.22)

Net asset value, end of year	$4.00	$3.98	$4.53	$4.99	$5.55

Total return(b)	7.66%	7.92%	(1.52)%	(6.42)%	16.27%

Net assets, end of year (in 000s)	$20	$14	$25,147	$4,672	$24,800

Ratio of net expenses to average net assets	0.83%	0.90%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	2.87%	1.88%	2.14%	1.36%	1.48%

Ratio of net investment income to average net assets	6.71%	6.43%	5.56%	3.72%	3.87%

Portfolio turnover rate(c)	63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$3.98	$4.53	$4.99	$5.55	$4.97

Net investment income(a)	0.27	0.28	0.24	0.21	0.22

Net realized and unrealized gain (loss)	0.02	0.05	(0.33)	(0.55)	0.58

Total from investment operations	0.29	0.33	(0.09)	(0.34)	0.80

Distributions to shareholders from net investment income	—	(0.81)	(0.37)	(0.22)	—

Distributions to shareholders from return of capital	(0.28)	(0.07)	—	—	(0.22)

Total distributions	(0.28)	(0.88)	(0.37)	(0.22)	(0.22)

Net asset value, end of year	$3.99	$3.98	$4.53	$4.99	$5.55

Total return(b)	7.40%	7.68%	(1.30)%	(6.42)%	16.27%

Net assets, end of year (in 000s)	$10,968	$13,294	$16,196	$20,864	$29,194

Ratio of net expenses to average net assets	0.83%	0.89%	0.91%	0.91%	0.90%

Ratio of total expenses to average net assets	2.86%	2.18%	2.15%	1.41%	1.50%

Ratio of net investment income to average net assets	6.84%	6.49%	5.38%	3.73%	3.87%

Portfolio turnover rate(c)	63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.53	$8.89	$10.65	$11.98	$10.36

Net investment income(a)	0.57	0.47	0.44	0.44	0.43

Net realized and unrealized gain (loss)	0.04	0.64	(1.52)	(1.32)	1.61

Total from investment operations	0.61	1.11	(1.08)	(0.88)	2.04

Distributions to shareholders from net investment income	(0.54)	(0.47)	(0.68)	(0.45)	(0.42)

Net asset value, end of year	$9.60	$9.53	$8.89	$10.65	$11.98

Total return(b)	6.51%	12.87%	(10.08)%	(7.64)%	19.75%

Net assets, end of year (in 000s)	$22,859	$24,265	$23,037	$29,940	$43,340

Ratio of net expenses to average net assets	1.12%	1.14%	1.16%	1.16%	1.17%

Ratio of total expenses to average net assets	1.36%	1.36%	1.29%	1.22%	1.25%

Ratio of net investment income to average net assets	5.88%	5.21%	4.73%	3.62%	3.60%

Portfolio turnover rate(c)	34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.52	$8.87	$10.64	$11.97	$10.35

Net investment income(a)	0.49	0.40	0.37	0.35	0.34

Net realized and unrealized gain (loss)	0.05	0.65	(1.53)	(1.32)	1.61

Total from investment operations	0.54	1.05	(1.16)	(0.97)	1.95

Distributions to shareholders from net investment income	(0.47)	(0.40)	(0.61)	(0.36)	(0.33)

Net asset value, end of year	$9.59	$9.52	$8.87	$10.64	$11.97

Total return(b)	5.72%	12.05%	(10.76)%	(8.34)%	18.76%

Net assets, end of year (in 000s)	$2,652	$3,945	$5,112	$8,088	$10,192

Ratio of net expenses to average net assets	1.87%	1.89%	1.91%	1.91%	1.92%

Ratio of total expenses to average net assets	2.11%	2.11%	2.04%	1.97%	2.00%

Ratio of net investment income to average net assets	5.07%	4.49%	3.95%	2.88%	2.86%

Portfolio turnover rate(c)	34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.54	$8.89	$10.66	$11.99	$10.37

Net investment income(a)	0.59	0.50	0.46	0.47	0.47

Net realized and unrealized gain (loss)	0.05	0.65	(1.53)	(1.31)	1.61

Total from investment operations	0.64	1.15	(1.07)	(0.84)	2.08

Distributions to shareholders from net investment income	(0.57)	(0.50)	(0.70)	(0.49)	(0.46)

Net asset value, end of year	$9.61	$9.54	$8.89	$10.66	$11.99

Total return(b)	6.79%	13.30%	(9.90)%	(7.35)%	19.99%

Net assets, end of year (in 000s)	$209,522	$282,815	$407,041	$726,607	$916,157

Ratio of net expenses to average net assets	0.85%	0.86%	0.86%	0.86%	0.86%

Ratio of total expenses to average net assets	1.03%	1.02%	0.96%	0.89%	0.92%

Ratio of net investment income to average net assets	6.13%	5.52%	4.98%	3.94%	3.92%

Portfolio turnover rate(c)	34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.54	$8.89	$10.67	$12.00	$10.38

Net investment income(a)	0.58	0.52	0.47	0.47	0.46

Net realized and unrealized gain (loss)	0.05	0.63	(1.55)	(1.32)	1.61

Total from investment operations	0.63	1.15	(1.08)	(0.85)	2.07

Distributions to shareholders from net investment income	(0.56)	(0.50)	(0.70)	(0.48)	(0.45)

Net asset value, end of year	$9.61	$9.54	$8.89	$10.67	$12.00

Total return(b)	6.77%	13.15%	(9.84)%	(7.47)%	20.02%

Net assets, end of year (in 000s)	$8,573	$13,003	$119,488	$38,862	$75,617

Ratio of net expenses to average net assets	0.87%	0.89%	0.89%	0.91%	0.92%

Ratio of total expenses to average net assets	1.11%	1.07%	1.04%	0.97%	1.00%

Ratio of net investment income to average net assets	6.03%	5.80%	5.15%	3.86%	3.85%

Portfolio turnover rate(c)	34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.54	$8.89	$10.66	$11.99	$10.37

Net investment income(a)	0.60	0.50	0.47	0.47	0.47

Net realized and unrealized gain (loss)	0.04	0.65	(1.53)	(1.31)	1.61

Total from investment operations	0.64	1.15	(1.06)	(0.84)	2.08

Distributions to shareholders from net investment income	(0.57)	(0.50)	(0.71)	(0.49)	(0.46)

Net asset value, end of year	$9.61	$9.54	$8.89	$10.66	$11.99

Total return(b)	6.80%	13.31%	(9.89)%	(7.34)%	20.12%

Net assets, end of year (in 000s)	$101,697	$65,816	$161,802	$183,368	$214,558

Ratio of net expenses to average net assets	0.84%	0.85%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	1.02%	1.01%	0.95%	0.88%	0.91%

Ratio of net investment income to average net assets	6.23%	5.60%	5.01%	3.94%	3.92%

Portfolio turnover rate(c)	34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.53	$8.88	$10.65	$11.99	$10.37

Net investment income(a)	0.59	0.50	0.46	0.47	0.48

Net realized and unrealized gain (loss)	0.05	0.65	(1.52)	(1.32)	1.60

Total from investment operations	0.64	1.15	(1.06)	(0.85)	2.08

Distributions to shareholders from net investment income	(0.57)	(0.50)	(0.71)	(0.49)	(0.46)

Net asset value, end of year	$9.60	$9.53	$8.88	$10.65	$11.99

Total return(b)	6.81%	13.19%	(9.81)%	(7.43)%	20.12%

Net assets, end of year (in 000s)	$36,370	$34,883	$30,394	$35,720	$35,499

Ratio of net expenses to average net assets	0.84%	0.85%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	1.02%	1.02%	0.95%	0.88%	0.90%

Ratio of net investment income to average net assets	6.15%	5.48%	5.03%	3.97%	3.96%

Portfolio turnover rate(c)	34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$5.57	$5.42	$6.00	$6.39	$5.47

Net investment income(a)	0.33	0.32	0.28	0.26	0.31

Net realized and unrealized gain (loss)	—	0.16	(0.56)	(0.36)	0.93

Total from investment operations	0.33	0.48	(0.28)	(0.10)	1.24

Distributions to shareholders from net investment income	(0.33)	(0.32)	(0.28)	(0.26)	(0.32)

Distributions to shareholders from return of capital	(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.35)	(0.33)	(0.30)	(0.29)	(0.32)

Net asset value, end of year	$5.55	$5.57	$5.42	$6.00	$6.39

Total return(b)	6.06%	9.07%	(4.51)%	(1.77)%	23.07%

Net assets, end of year (in 000s)	$83,745	$85,376	$96,399	$111,249	$126,459

Ratio of net expenses to average net assets	0.98%	0.98%	0.99%	1.00%	1.03%

Ratio of total expenses to average net assets	1.11%	1.11%	1.11%	1.10%	1.11%

Ratio of net investment income to average net assets	5.95%	5.89%	5.18%	4.15%	5.04%

Portfolio turnover rate(c)	42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$5.57	$5.42	$6.01	$6.40	$5.47

Net investment income(a)	0.29	0.28	0.24	0.22	0.26

Net realized and unrealized gain (loss)	0.01	0.16	(0.57)	(0.37)	0.95

Total from investment operations	0.30	0.44	(0.33)	(0.15)	1.21

Distributions to shareholders from net investment income	(0.29)	(0.28)	(0.24)	(0.22)	(0.28)

Distributions to shareholders from return of capital	(0.02)	(0.01)	(0.02)	(0.02)	—

Total distributions	(0.31)	(0.29)	(0.26)	(0.24)	(0.28)

Net asset value, end of year	$5.56	$5.57	$5.42	$6.01	$6.40

Total return(b)	5.46%	8.26%	(5.38)%	(2.50)%	22.12%

Net assets, end of year (in 000s)	$3,997	$3,936	$3,721	$5,607	$6,448

Ratio of net expenses to average net assets	1.73%	1.73%	1.74%	1.75%	1.78%

Ratio of total expenses to average net assets	1.86%	1.86%	1.86%	1.85%	1.86%

Ratio of net investment income to average net assets	5.20%	5.14%	4.41%	3.40%	4.27%

Portfolio turnover rate(c)	42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$5.58	$5.43	$6.02	$6.41	$5.48

Net investment income(a)	0.35	0.34	0.30	0.28	0.33

Net realized and unrealized gain (loss)	—	0.15	(0.57)	(0.36)	0.94

Total from investment operations	0.35	0.49	(0.27)	(0.08)	1.27

Distributions to shareholders from net investment income	(0.35)	(0.33)	(0.30)	(0.28)	(0.34)

Distributions to shareholders from return of capital	(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.37)	(0.34)	(0.32)	(0.31)	(0.34)

Net asset value, end of year	$5.56	$5.58	$5.43	$6.02	$6.41

Total return(b)	6.38%	9.38%	(4.38)%	(1.48)%	23.34%

Net assets, end of year (in 000s)	$114,134	$169,826	$178,298	$263,256	$295,209

Ratio of net expenses to average net assets	0.68%	0.69%	0.71%	0.72%	0.75%

Ratio of total expenses to average net assets	0.78%	0.78%	0.78%	0.77%	0.78%

Ratio of net investment income to average net assets	6.25%	6.19%	5.44%	4.43%	5.29%

Portfolio turnover rate(c)	42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Service Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$5.57	$5.41	$6.00	$6.39	$5.46

Net investment income(a)	0.32	0.31	0.27	0.25	0.30

Net realized and unrealized gain (loss)	—	0.16	(0.57)	(0.37)	0.94

Total from investment operations	0.32	0.47	(0.30)	(0.12)	1.24

Distributions to shareholders from net investment income	(0.32)	(0.30)	(0.27)	(0.24)	(0.31)

Distributions to shareholders from return of capital	(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.34)	(0.31)	(0.29)	(0.27)	(0.31)

Net asset value, end of year	$5.55	$5.57	$5.41	$6.00	$6.39

Total return(b)	5.85%	9.04%	(4.89)%	(1.99)%	22.80%

Net assets, end of year (in 000s)	$2,273	$4,375	$4,258	$6,867	$8,331

Ratio of net expenses to average net assets	1.18%	1.19%	1.21%	1.22%	1.25%

Ratio of total expenses to average net assets	1.28%	1.28%	1.28%	1.27%	1.28%

Ratio of net investment income to average net assets	5.75%	5.68%	4.92%	3.94%	4.80%

Portfolio turnover rate(c)	42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$5.58	$5.43	$6.02	$6.40	$5.48

Net investment income(a)	0.35	0.33	0.30	0.28	0.33

Net realized and unrealized gain (loss)	—	0.16	(0.57)	(0.36)	0.93

Total from investment operations	0.35	0.49	(0.27)	(0.08)	1.26

Distributions to shareholders from net investment income	(0.35)	(0.33)	(0.30)	(0.27)	(0.34)

Distributions to shareholders from return of capital	(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.37)	(0.34)	(0.32)	(0.30)	(0.34)

Net asset value, end of year	$5.56	$5.58	$5.43	$6.02	$6.40

Total return(b)	6.33%	9.33%	(4.25)%	(1.52)%	23.34%

Net assets, end of year (in 000s)	$6,855	$7,242	$7,715	$16,174	$14,217

Ratio of net expenses to average net assets	0.73%	0.73%	0.74%	0.75%	0.78%

Ratio of total expenses to average net assets	0.86%	0.86%	0.86%	0.85%	0.86%

Ratio of net investment income to average net assets	6.20%	6.14%	5.40%	4.40%	5.29%

Portfolio turnover rate(c)	42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$5.59	$5.44	$6.03	$6.42	$5.49

Net investment income(a)	0.35	0.34	0.29	0.28	0.33

Net realized and unrealized gain (loss)	0.01	0.15	(0.56)	(0.36)	0.94

Total from investment operations	0.36	0.49	(0.27)	(0.08)	1.27

Distributions to shareholders from net investment income	(0.35)	(0.33)	(0.30)	(0.28)	(0.34)

Distributions to shareholders from return of capital	(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.37)	(0.34)	(0.32)	(0.31)	(0.34)

Net asset value, end of year	$5.58	$5.59	$5.44	$6.03	$6.42

Total return(b)	6.58%	9.39%	(4.36)%	(1.46)%	23.32%

Net assets, end of year (in 000s)	$40,624	$37,844	$16,748	$70,219	$41,825

Ratio of net expenses to average net assets	0.67%	0.68%	0.70%	0.71%	0.74%

Ratio of total expenses to average net assets	0.77%	0.77%	0.77%	0.76%	0.77%

Ratio of net investment income to average net assets	6.24%	6.17%	5.31%	4.45%	5.31%

Portfolio turnover rate(c)	42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Class R Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$5.56	$5.41	$6.00	$6.38	$5.47

Net investment income(a)	0.32	0.31	0.27	0.25	0.30

Net realized and unrealized gain (loss)	0.01	0.15	(0.57)	(0.36)	0.92

Total from investment operations	0.33	0.46	(0.30)	(0.11)	1.22

Distributions to shareholders from net investment income	(0.32)	(0.30)	(0.27)	(0.24)	(0.31)

Distributions to shareholders from return of capital	(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.34)	(0.31)	(0.29)	(0.27)	(0.31)

Net asset value, end of year	$5.55	$5.56	$5.41	$6.00	$6.38

Total return(b)	5.99%	8.80%	(4.92)%	(1.87)%	22.57%

Net assets, end of year (in 000s)	$4,295	$4,512	$3,816	$4,551	$6,089

Ratio of net expenses to average net assets	1.23%	1.23%	1.24%	1.25%	1.28%

Ratio of total expenses to average net assets	1.36%	1.36%	1.36%	1.35%	1.36%

Ratio of net investment income to average net assets	5.70%	5.64%	4.93%	3.90%	4.84%

Portfolio turnover rate(c)	42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$5.58	$5.43	$6.02	$6.41	$5.48

Net investment income(a)	0.35	0.34	0.30	0.28	0.33

Net realized and unrealized gain (loss)	0.01	0.15	(0.57)	(0.36)	0.94

Total from investment operations	0.36	0.49	(0.27)	(0.08)	1.27

Distributions to shareholders from net investment income	(0.35)	(0.33)	(0.30)	(0.28)	(0.34)

Distributions to shareholders from return of capital	(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.37)	(0.34)	(0.32)	(0.31)	(0.34)

Net asset value, end of year	$5.57	$5.58	$5.43	$6.02	$6.41

Total return(b)	6.58%	9.39%	(4.37)%	(1.47)%	23.35%

Net assets, end of year (in 000s)	$1,778,290	$1,638,158	$1,294,140	$1,417,912	$1,575,340

Ratio of net expenses to average net assets	0.67%	0.68%	0.70%	0.71%	0.74%

Ratio of total expenses to average net assets	0.77%	0.77%	0.77%	0.76%	0.77%

Ratio of net investment income to average net assets	6.26%	6.19%	5.47%	4.44%	5.31%

Portfolio turnover rate(c)	42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.89	$8.71	$9.23	$9.36	$7.89

Net investment income(a)	0.66	0.75	0.52	0.29	0.32

Net realized and unrealized gain (loss)	(0.22)	0.18	(0.46)	(0.13)	1.48

Total from investment operations	0.44	0.93	0.06	0.16	1.80

Distributions to shareholders from net investment income	(0.65)	(0.73)	(0.58)	(0.29)	(0.33)

Distributions to shareholders from return of capital	(0.01)	(0.02)	—	—	—

Total distributions	(0.66)	(0.75)	(0.58)	(0.29)	(0.33)

Net asset value, end of year	$8.67	$8.89	$8.71	$9.23	$9.36

Total return(b)	4.88%	11.23%	0.77%	1.83%	22.96%

Net assets, end of year (in 000s)	$4,853	$6,260	$2,959	$3,623	$3,583

Ratio of net expenses to average net assets after interest expense	1.00%	1.07%	1.06%	0.96%	1.06%

Ratio of net expenses to average net assets before interest expense	0.96%	1.03%	0.99%	0.94%	1.01%

Ratio of total expenses to average net assets after interest expense	1.04%	1.08%	1.07%	0.98%	1.11%

Ratio of net investment income to average net assets	7.41%	8.55%	5.89%	3.05%	3.62%

Portfolio turnover rate(c)	54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.90	$8.71	$9.23	$9.36	$7.89

Net investment income(a)	0.59	0.69	0.44	0.22	0.26

Net realized and unrealized gain (loss)	(0.23)	0.19	(0.45)	(0.13)	1.47

Total from investment operations	0.36	0.88	(0.01)	0.09	1.73

Distributions to shareholders from net investment income	(0.58)	(0.67)	(0.51)	(0.22)	(0.26)

Distributions to shareholders from return of capital	(0.01)	(0.02)	—	—	—

Total distributions	(0.59)	(0.69)	(0.51)	(0.22)	(0.26)

Net asset value, end of year	$8.67	$8.90	$8.71	$9.23	$9.36

Total return(b)	4.10%	10.41%	0.02%	0.96%	22.18%

Net assets, end of year (in 000s)	$1,591	$898	$731	$1,178	$578

Ratio of net expenses to average net assets after interest expense	1.75%	1.83%	1.80%	1.71%	1.81%

Ratio of net expenses to average net assets before interest expense	1.71%	1.77%	1.74%	1.69%	1.76%

Ratio of total expenses to average net assets after interest expense	1.79%	1.83%	1.81%	1.73%	1.87%

Ratio of net investment income to average net assets	6.61%	7.77%	5.01%	2.31%	2.93%

Portfolio turnover rate(c)	54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.89	$8.71	$9.23	$9.36	$7.90

Net investment income(a)	0.70	0.78	0.58	0.32	0.36

Net realized and unrealized gain (loss)	(0.24)	0.18	(0.49)	(0.13)	1.46

Total from investment operations	0.46	0.96	0.09	0.19	1.82

Distributions to shareholders from net investment income	(0.67)	(0.76)	(0.61)	(0.32)	(0.36)

Distributions to shareholders from return of capital	(0.01)	(0.02)	—	—	—

Total distributions	(0.68)	(0.78)	(0.61)	(0.32)	(0.36)

Net asset value, end of year	$8.67	$8.89	$8.71	$9.23	$9.36

Total return(b)	5.19%	11.59%	1.10%	2.06%	23.34%

Net assets, end of year (in 000s)	$103,572	$200,199	$131,964	$71,792	$75,149

Ratio of net expenses to average net assets after interest expense	0.70%	0.75%	0.75%	0.63%	0.72%

Ratio of net expenses to average net assets before interest expense	0.67%	0.70%	0.67%	0.61%	0.67%

Ratio of total expenses to average net assets after interest expense	0.71%	0.75%	0.75%	0.65%	0.76%

Ratio of net investment income to average net assets	7.87%	8.88%	6.58%	3.38%	3.99%

Portfolio turnover rate(c)	54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.92	$8.73	$9.25	$9.38	$7.91

Net investment income(a)	0.68	0.77	0.57	0.31	0.34

Net realized and unrealized gain (loss)	(0.22)	0.20	(0.49)	(0.13)	1.48

Total from investment operations	0.46	0.97	0.08	0.18	1.82

Distributions to shareholders from net investment income	(0.67)	(0.76)	(0.60)	(0.31)	(0.35)

Distributions to shareholders from return of capital	(0.01)	(0.02)	—	—	—

Total distributions	(0.68)	(0.78)	(0.60)	(0.31)	(0.35)

Net asset value, end of year	$8.70	$8.92	$8.73	$9.25	$9.38

Total return(b)	5.15%	11.62%	1.04%	1.98%	23.35%

Net assets, end of year (in 000s)	$19,237	$18,874	$6,217	$6,293	$3,825

Ratio of net expenses to average net assets after interest expense	0.75%	0.82%	0.83%	0.71%	0.80%

Ratio of net expenses to average net assets before interest expense	0.72%	0.77%	0.75%	0.69%	0.75%

Ratio of total expenses to average net assets after interest expense	0.79%	0.82%	0.83%	0.73%	0.84%

Ratio of net investment income to average net assets	7.67%	8.74%	6.45%	3.30%	3.74%

Portfolio turnover rate(c)	54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.91	$8.72	$9.24	$9.36	$7.90

Net investment income(a)	0.68	0.78	0.43	0.32	0.33

Net realized and unrealized gain (loss)	(0.23)	0.19	(0.34)	(0.12)	1.49

Total from investment operations	0.45	0.97	0.09	0.20	1.82

Distributions to shareholders from net investment income	(0.67)	(0.76)	(0.61)	(0.32)	(0.36)

Distributions to shareholders from return of capital	(0.01)	(0.02)	—	—	—

Total distributions	(0.68)	(0.78)	(0.61)	(0.32)	(0.36)

Net asset value, end of year	$8.68	$8.91	$8.72	$9.24	$9.36

Total return(b)	5.20%	11.60%	1.12%	2.18%	23.35%

Net assets, end of year (in 000s)	$29,583	$27,820	$17,687	$355,784	$143,999

Ratio of net expenses to average net assets after interest expense	0.69%	0.73%	0.63%	0.62%	0.70%

Ratio of net expenses to average net assets before interest expense	0.66%	0.69%	0.62%	0.62%	0.57%

Ratio of total expenses to average net assets after interest expense	0.70%	0.74%	0.64%	0.64%	0.75%

Ratio of net investment income to average net assets	7.69%	8.86%	4.84%	3.41%	3.59%

Portfolio turnover rate(c)	54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Class R Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.90	$8.71	$9.23	$9.35	$7.89

Net investment income(a)	0.63	0.73	0.59	0.26	0.30

Net realized and unrealized gain (loss)	(0.23)	0.19	(0.56)	(0.11)	1.47

Total from investment operations	0.40	0.92	0.03	0.15	1.77

Distributions to shareholders from net investment income	(0.62)	(0.71)	(0.55)	(0.27)	(0.31)

Distributions to shareholders from return of capital	(0.01)	(0.02)	—	—	—

Total distributions	(0.63)	(0.73)	(0.55)	(0.27)	(0.31)

Net asset value, end of year	$8.67	$8.90	$8.71	$9.23	$9.35

Total return(b)	4.62%	10.96%	0.52%	1.58%	22.69%

Net assets, end of year (in 000s)	$295	$283	$249	$68	$13

Ratio of net expenses to average net assets after interest expense	1.25%	1.33%	1.38%	1.18%	1.29%

Ratio of net expenses to average net assets before interest expense	1.21%	1.28%	1.27%	1.17%	1.25%

Ratio of total expenses to average net assets after interest expense	1.29%	1.33%	1.39%	1.20%	1.34%

Ratio of net investment income to average net assets	7.15%	8.30%	6.68%	2.79%	3.38%

Portfolio turnover rate(c)	54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.91	$8.73	$9.25	$9.37	$7.91

Net investment income(a)	0.68	0.78	0.55	0.32	0.35

Net realized and unrealized gain (loss)	(0.22)	0.18	(0.46)	(0.12)	1.47

Total from investment operations	0.46	0.96	0.09	0.20	1.82

Distributions to shareholders from net investment income	(0.67)	(0.76)	(0.61)	(0.32)	(0.36)

Distributions to shareholders from return of capital	(0.01)	(0.02)	—	—	—

Total distributions	(0.68)	(0.78)	(0.61)	(0.32)	(0.36)

Net asset value, end of year	$8.69	$8.91	$8.73	$9.25	$9.37

Total return(b)	5.21%	11.60%	1.13%	2.18%	23.49%

Net assets, end of year (in 000s)	$1,716,012	$1,766,000	$2,075,297	$4,252,333	$1,681,575

Ratio of net expenses to average net assets after interest expense	0.69%	0.74%	0.71%	0.62%	0.71%

Ratio of net expenses to average net assets before interest expense	0.66%	0.69%	0.65%	0.62%	0.70%

Ratio of total expenses to average net assets after interest expense	0.70%	0.74%	0.72%	0.64%	0.76%

Ratio of net investment income to average net assets	7.72%	8.89%	6.16%	3.40%	3.94%

Portfolio turnover rate(c)	54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$7.99	$7.97	$8.76	$9.59	$8.96

Net investment income(a)	0.32	0.30	0.24	0.20	0.24

Net realized and unrealized gain (loss)	0.06	0.05	(0.76)	(0.58)	0.77

Total from investment operations	0.38	0.35	(0.52)	(0.38)	1.01

Distributions to shareholders from net investment income	(0.31)	(0.29)	(0.24)	(0.17)	(0.25)

Distributions to shareholders from net realized gains	—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	(0.04)	(0.04)	(0.03)	(0.06)	—

Total distributions	(0.35)	(0.33)	(0.27)	(0.45)	(0.38)

Net asset value, end of year	$8.02	$7.99	$7.97	$8.76	$9.59

Total return(b)	4.93%	4.53%	(5.71)%	(4.42)%	11.23%

Net assets, end of year (in 000s)	$6,551	$6,398	$6,130	$8,652	$9,743

Ratio of net expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.72%

Ratio of total expenses to average net assets	0.79%	0.78%	0.79%	0.79%	0.79%

Ratio of net investment income to average net assets	4.00%	3.82%	3.02%	2.04%	2.40%

Portfolio turnover rate(c)	42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.00	$7.97	$8.76	$9.59	$8.96

Net investment income(a)	0.35	0.33	0.27	0.23	0.27

Net realized and unrealized gain (loss)	0.04	0.06	(0.76)	(0.58)	0.78

Total from investment operations	0.39	0.39	(0.49)	(0.35)	1.05

Distributions to shareholders from net investment income	(0.32)	(0.31)	(0.27)	(0.20)	(0.29)

Distributions to shareholders from net realized gains	—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	(0.05)	(0.05)	(0.03)	(0.06)	—

Total distributions	(0.37)	(0.36)	(0.30)	(0.48)	(0.42)

Net asset value, end of year	$8.02	$8.00	$7.97	$8.76	$9.59

Total return(b)	5.28%	4.87%	(5.50)%	(4.00)%	11.47%

Net assets, end of year (in 000s)	$105,478	$74,962	$64,706	$66,925	$123,553

Ratio of net expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.46%	0.45%	0.46%	0.46%	0.45%

Ratio of net investment income to average net assets	4.33%	4.15%	3.38%	2.38%	2.69%

Portfolio turnover rate(c)	42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Separate Account Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.00	$7.97	$8.76	$9.60	$8.97

Net investment income(a)	0.35	0.33	0.27	0.23	0.27

Net realized and unrealized gain (loss)	0.05	0.06	(0.76)	(0.59)	0.78

Total from investment operations	0.40	0.39	(0.49)	(0.36)	1.05

Distributions to shareholders from net investment income	(0.32)	(0.31)	(0.27)	(0.20)	(0.29)

Distributions to shareholders from net realized gains	—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	(0.05)	(0.05)	(0.03)	(0.06)	—

Total distributions	(0.37)	(0.36)	(0.30)	(0.48)	(0.42)

Net asset value, end of year	$8.03	$8.00	$7.97	$8.76	$9.60

Total return(b)	5.16%	4.88%	(5.38)%	(4.09)%	11.60%

Net assets, end of year (in 000s)	$78,989	$92,291	$102,580	$123,397	$176,606

Ratio of net expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.45%	0.44%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	4.34%	4.16%	3.38%	2.39%	2.75%

Portfolio turnover rate(c)	42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$7.99	$7.97	$8.76	$9.59	$8.96

Net investment income(a)	0.34	0.32	0.27	0.22	0.26

Net realized and unrealized gain (loss)	0.06	0.05	(0.77)	(0.58)	0.78

Total from investment operations	0.40	0.37	(0.50)	(0.36)	1.04

Distributions to shareholders from net investment income	(0.32)	(0.30)	(0.26)	(0.19)	(0.28)

Distributions to shareholders from net realized gains	—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	(0.05)	(0.05)	(0.03)	(0.06)	—

Total distributions	(0.37)	(0.35)	(0.29)	(0.47)	(0.41)

Net asset value, end of year	$8.02	$7.99	$7.97	$8.76	$9.59

Total return(b)	5.20%	4.79%	(5.58)%	(4.07)%	11.38%

Net assets, end of year (in 000s)	$6,013	$10,499	$11,844	$3,815	$5,364

Ratio of net expenses to average net assets	0.46%	0.46%	0.46%	0.46%	0.46%

Ratio of total expenses to average net assets	0.54%	0.53%	0.54%	0.54%	0.54%

Ratio of net investment income to average net assets	4.25%	4.07%	3.39%	2.30%	2.63%

Portfolio turnover rate(c)	42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.00	$7.97	$8.76	$9.59	$8.96

Net investment income(a)	0.35	0.32	0.27	0.22	0.27

Net realized and unrealized gain (loss)	0.05	0.07	(0.76)	(0.57)	0.78

Total from investment operations	0.40	0.39	(0.49)	(0.35)	1.05

Distributions to shareholders from net investment income	(0.32)	(0.31)	(0.27)	(0.20)	(0.29)

Distributions to shareholders from net realized gains	—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	(0.05)	(0.05)	(0.03)	(0.06)	—

Total distributions	(0.37)	(0.36)	(0.30)	(0.48)	(0.42)

Net asset value, end of year	$8.03	$8.00	$7.97	$8.76	$9.59

Total return(b)	5.29%	4.88%	(5.38)%	(3.99)%	11.48%

Net assets, end of year (in 000s)	$147,783	$214,350	$274,325	$320,086	$1,228

Ratio of net expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.45%	0.44%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	4.35%	4.14%	3.38%	2.35%	2.74%

Portfolio turnover rate(c)	42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$7.99	$7.97	$8.76	$9.59	$8.96

Net investment income(a)	0.35	0.33	0.27	0.23	0.27

Net realized and unrealized gain (loss)	0.05	0.05	(0.76)	(0.58)	0.78

Total from investment operations	0.40	0.38	(0.49)	(0.35)	1.05

Distributions to shareholders from net investment income	(0.32)	(0.31)	(0.27)	(0.20)	(0.29)

Distributions to shareholders from net realized gains	—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	(0.05)	(0.05)	(0.03)	(0.06)	—

Total distributions	(0.37)	(0.36)	(0.30)	(0.48)	(0.42)

Net asset value, end of year	$8.02	$7.99	$7.97	$8.76	$9.59

Total return(b)	5.29%	4.88%	(5.39)%	(4.10)%	11.61%

Net assets, end of year (in 000s)	$289,963	$268,124	$178,640	$176,368	$156,039

Ratio of net expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.45%	0.44%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	4.35%	4.18%	3.39%	2.38%	2.73%

Portfolio turnover rate(c)	42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$7.90	$7.74	$8.52	$8.92	$7.93

Net investment income(a)	0.44	0.47	0.37	0.28	0.28

Net realized and unrealized gain (loss)	0.02	0.14	(0.73)	(0.35)	0.99

Total from investment operations	0.46	0.61	(0.36)	(0.07)	1.27

Distributions to shareholders from net investment income	(0.48)	(0.45)	(0.42)	(0.33)	(0.28)

Net asset value, end of year	$7.88	$7.90	$7.74	$8.52	$8.92

Total return(b)	5.93%	8.09%	(4.11)%	(0.91)%	16.07%

Net assets, end of year (in 000s)	$657	$633	$818	$1,486	$1,894

Ratio of net expenses to average net assets	0.97%	1.46%	1.45%	1.46%	1.46%

Ratio of total expenses to average net assets	2.20%	2.21%	1.88%	1.70%	1.72%

Ratio of net investment income to average net assets	5.55%	6.03%	4.67%	3.14%	3.19%

Portfolio turnover rate(c)	56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$7.89	$7.73	$8.52	$8.91	$7.93

Net investment income(a)	0.38	0.41	0.31	0.21	0.22

Net realized and unrealized gain (loss)	0.02	0.14	(0.74)	(0.34)	0.97

Total from investment operations	0.40	0.55	(0.43)	(0.13)	1.19

Distributions to shareholders from net investment income	(0.42)	(0.39)	(0.36)	(0.26)	(0.21)

Net asset value, end of year	$7.87	$7.89	$7.73	$8.52	$8.91

Total return(b)	5.14%	7.30%	(4.95)%	(1.54)%	15.08%

Net assets, end of year (in 000s)	$243	$80	$112	$179	$423

Ratio of net expenses to average net assets	1.71%	2.22%	2.21%	2.20%	2.21%

Ratio of total expenses to average net assets	3.00%	2.97%	2.64%	2.45%	2.51%

Ratio of net investment income to average net assets	4.77%	5.30%	3.93%	2.36%	2.52%

Portfolio turnover rate(c)	56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$7.89	$7.73	$8.51	$8.91	$7.92

Net investment income(a)	0.47	0.49	0.40	0.31	0.31

Net realized and unrealized gain (loss)	0.02	0.15	(0.73)	(0.36)	0.99

Total from investment operations	0.49	0.64	(0.33)	(0.05)	1.30

Distributions to shareholders from net investment income	(0.51)	(0.48)	(0.45)	(0.35)	(0.31)

Net asset value, end of year	$7.87	$7.89	$7.73	$8.51	$8.91

Total return(b)	6.28%	8.45%	(3.80)%	(0.59)%	16.47%

Net assets, end of year (in 000s)	$8,733	$9,189	$8,574	$15,884	$14,905

Ratio of net expenses to average net assets	0.64%	1.13%	1.12%	1.12%	1.13%

Ratio of total expenses to average net assets	1.86%	1.88%	1.55%	1.37%	1.42%

Ratio of net investment income to average net assets	5.88%	6.35%	4.98%	3.46%	3.57%

Portfolio turnover rate(c)	56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$7.90	$7.73	$8.52	$8.92	$7.93

Net investment income(a)	0.46	0.49	0.39	0.30	0.31

Net realized and unrealized gain (loss)	0.02	0.15	(0.74)	(0.35)	0.98

Total from investment operations	0.48	0.64	(0.35)	(0.05)	1.29

Distributions to shareholders from net investment income	(0.50)	(0.47)	(0.44)	(0.35)	(0.30)

Net asset value, end of year	$7.88	$7.90	$7.73	$8.52	$8.92

Total return(b)	6.06%	8.50%	(4.00)%	(0.66)%	16.36%

Net assets, end of year (in 000s)	$156	$298	$1,414	$2,633	$2,406

Ratio of net expenses to average net assets	0.72%	1.21%	1.20%	1.20%	1.21%

Ratio of total expenses to average net assets	1.92%	1.96%	1.63%	1.45%	1.49%

Ratio of net investment income to average net assets	5.79%	6.36%	4.91%	3.38%	3.49%

Portfolio turnover rate(c)	56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$7.89	$7.73	$8.52	$8.91	$7.93

Net investment income(a)	0.47	0.49	0.40	0.31	0.31

Net realized and unrealized gain (loss)	0.01	0.15	(0.74)	(0.34)	0.98

Total from investment operations	0.48	0.64	(0.34)	(0.03)	1.29

Distributions to shareholders from net investment income	(0.51)	(0.48)	(0.45)	(0.36)	(0.31)

Net asset value, end of year	$7.86	$7.89	$7.73	$8.52	$8.91

Total return(b)	6.16%	8.46%	(3.91)%	(0.46)%	16.33%

Net assets, end of year (in 000s)	$2,757	$8,086	$6,984	$5,353	$1,654

Ratio of net expenses to average net assets	0.66%	1.12%	1.11%	1.11%	1.12%

Ratio of total expenses to average net assets	1.86%	1.87%	1.55%	1.36%	1.39%

Ratio of net investment income to average net assets	5.90%	6.34%	5.06%	3.51%	3.57%

Portfolio turnover rate(c)	56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$7.88	$7.72	$8.50	$8.90	$7.92

Net investment income(a)	0.47	0.49	0.38	0.31	0.31

Net realized and unrealized gain (loss)	0.02	0.15	(0.71)	(0.35)	0.98

Total from investment operations	0.49	0.64	(0.33)	(0.04)	1.29

Distributions to shareholders from net investment income	(0.51)	(0.48)	(0.45)	(0.36)	(0.31)

Net asset value, end of year	$7.86	$7.88	$7.72	$8.50	$8.90

Total return(b)	6.29%	8.46%	(3.80)%	(0.58)%	16.35%

Net assets, end of year (in 000s)	$30,746	$29,977	$31,632	$117,611	$106,377

Ratio of net expenses to average net assets	0.63%	1.12%	1.12%	1.11%	1.12%

Ratio of total expenses to average net assets	1.87%	1.87%	1.48%	1.36%	1.38%

Ratio of net investment income to average net assets	5.88%	6.37%	4.75%	3.47%	3.55%

Portfolio turnover rate(c)	56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements March 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Emerging Markets Credit Fund	A, C, Institutional, Investor, R6 and P	Non-diversified

Goldman Sachs Emerging Markets Debt Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs High Yield Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs High Yield Floating Rate Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Investment Grade Credit Fund	A, Institutional, Separate Account Institutional, Investor, R6 and P	Diversified

Goldman Sachs Short Duration High Yield Fund*	A, C, Institutional, Investor, R6 and P	Diversified

*	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Credit Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.

Class A Shares of the Emerging Markets Credit, Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and and Short Duration High Yield Funds are sold with a front-end sales charge of up to 4.50%, 4.50%, 4.50%, 2.25%, 3.75% and 2.25%, respectively. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Separate Account Institutional, Investor, Class R, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

Upon the recommendation of GSAM, the Board of Trustees of the Goldman Sachs Trust recently approved changes to the Goldman Sachs Long Short Credit Strategies Fund’s name, investment objective, principal investment strategy, contractual management fee rate and benchmark index effective after the close of business on April 17, 2024. The Fund’s name changed to the “Goldman Sachs Short Duration High Yield Fund.” The Fund’s performance benchmark index changed from the ICE Bank of America US 3-Month Treasury Bill Index to the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in

126

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Emerging Markets Credit Fund	Daily/Monthly	Annually

Emerging Markets Debt Fund	Daily/Monthly	Annually

High Yield Fund	Daily/Monthly	Annually

High Yield Floating Rate Fund	Daily/Monthly	Annually

Investment Grade Credit Fund	Daily/Monthly	Annually

Short Duration High Yield Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

127

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

128

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield, High Yield Floating Rate and Short Duration High Yield Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. The Funds are obligated to fund these commitments at the borrower’s discretion. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

129

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Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

131

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Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2025:

EMERGING MARKETS CREDIT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$24,675,421	$—

Sovereign Debt Obligations	—	899,555	—

Investment Company	397,110	—	—

Total	$397,110	$25,574,976	$—

Derivative Type

Assets(a)

Futures Contracts	$3,379	$—	$—

Interest Rate Swap Contracts	—	1,808	—

Total	$3,379	$1,808	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(28,293)	$—

Futures Contracts	(213)	—	—

Interest Rate Swap Contracts	—	(1,541)	—

Total	$(213)	$(29,834)	$—

EMERGING MARKETS DEBT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$274,365,171	$—

Corporate Obligations	—	95,354,035	—

Common Stock and/or Other Equity Investments(b)

Asia	—	49,973	—

Investment Company	660,916	—	—

Total	$660,916	$369,769,179	$—

132

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

EMERGING MARKETS DEBT FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,772,034	$—

Futures Contracts(a)	173,220	—	—

Interest Rate Swap Contracts(a)	—	251,842	—

Credit Default Swap Contracts(a)	—	15,712	—

Purchased Option Contracts	—	1,235,192	—

Total	$173,220	$3,274,780	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,495,898)	$—

Interest Rate Swap Contracts(a)	—	(457,123)	—

Written Option Contracts	—	(1,136,812)	—

Total	$—	$(3,089,833)	$—

HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,821,891,823	$—

Bank Loans	—	130,042,516	—

Securities Lending Reinvestment Vehicle	67,561,907	—	—

Common Stock and/or Other Equity Investments(b)

Europe	28,934	8,400,654	—

North America	896,969	942,010	—

Rights	—	897,767	—

Preferred Stocks	—	897,450	—

Warrants	—	42,283	27,401

Exchange Traded Funds	13,126,262	—	—

Investment Company	40,819	—	—

Total	$81,654,891	$1,963,114,503	$27,401

Liabilities

Fixed Income(a)

Unfunded Loan Committment	$—	$(13,900)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$197,393	$—

Futures Contracts	654,626	—	—

Credit Default Swap Contracts	—	1,390,636	—

Total	$654,626	$1,588,029	$—

133

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Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

HIGH YIELD FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(1,847,742)	$—

Futures Contracts	(30,517)	—	—

Credit Default Swap Contracts	—	(553,155)	—

Total	$(30,517)	$(2,400,897)	$—

HIGH YIELD FLOATING RATE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$1,593,737,380	$17,331,454

Corporate Obligations	—	78,394,926	—

Asset-Backed Securities	—	21,117,461	—

Securities Lending Reinvestment Vehicle	8,547,960	—	—

Common Stock and/or Other Equity Investments(b)

Europe	—	3,540,089	—

North America	643,133	2,572,029	1,518,672

Rights	—	1,339,330	—

Preferred Stocks	—	—	102,690

Warrants	—	58,383	163

Exchange Traded Funds	79,693,007	—	—

Investment Company	138,777,899	—	—

Total	$227,661,999	$1,700,759,598	$18,952,979

Liabilities

Fixed Income(a)

Unfunded Loan Committments	$—	$(22,864)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$49,909	$—

Futures Contracts	19,690	—	—

Total	$19,690	$49,909	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(3,402,553)	$—

Credit Default Swap Contracts	—	(3,115,909)	—

Total	$—	$(6,518,462)	$—

The following is a reconciliation of Level 3 investments for the fiscal year ended March 31, 2025.

134

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

	Bank Loans	Common Stock	Warrants	Preferred Stock

Beginning Balance as of April 1, 2024	$11,067,749	$163	$163	$—

Realized gain (loss)	(9,885,318)	—	—	—

Net change in unrealized gain (loss)	9,225,918	(6,222,726)	—	(60,310)

Purchases	17,819,740	—	—	—

Sales	—	—	—	—

Accretion	69,356	—	—	—

Transfers into Level 3	101,758	7,741,235	—	163,000

Transfers out of Level 3	(11,067,749)	—	—	—

Ending Balance as of March 31, 2025	$17,331,454	$1,518,672	$163	$102,690

Transfers of the above instruments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those instruments.

INVESTMENT GRADE CREDIT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$579,291,501	$—

Sovereign Debt Obligations	—	10,384,652	—

Municipal Debt Obligations	—	3,023,000	—

U.S. Treasury Obligations	1,185,737	—	—

Investment Company	885,019	—	—

Total	$2,070,756	$592,699,153	$—

Derivative Type

Assets(a)

Futures Contracts	$934,928	$—	$—

Interest Rate Swap Contracts	—	165,465	—

Credit Default Swap Contracts	—	608,969	—

Total	$934,928	$774,434	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(78,251)	$—

Futures Contracts	(82,078)	—	—

Interest Rate Swap Contracts	—	(545,016)	—

Credit Default Swap Contracts	—	(426,204)	—

Total	$(82,078)	$(1,049,471)	$—

135

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$36,191,432	$—

Bank Loans	—	6,529,675	72,899

Common Stock and/or Other Equity Investments(b)

North America	68,560	—	—

Investment Company	183,133	—	—

Total	$251,693	$42,721,107	$72,899

Liabilities

Fixed Income(a)

Unfunded Loan Committment	$—	$(444)	$—

Derivative Type

Assets(a)

Futures Contracts	$34,216	$—	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(7,657)	$—

Futures Contracts	(60,035)	—	—

Total	$(60,035)	$(7,657)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of March 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Emerging Markets Credit Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	—	$—		Payable for unrealized loss on forward foreign currency contracts	$(28,293)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	5,187	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(1,754	)(a)

Total		$5,187			$(30,047)

136

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4. INVESTMENTS IN DERIVATIVES (continued)

Emerging Markets Debt Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$15,712	(a)		$—

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	3,007,226		Payable for unrealized loss on forward foreign currency contracts; Written options, at value	(2,632,710)

Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	425,062	(a)	Variation margin on swap contracts	(457,123	)(a)

Total		$3,448,000			$(3,089,833)

High Yield Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$1,390,636	(a)	Variation margin on swap contracts	$(553,155	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	197,393		Receivable for unrealized loss on forward foreign currency exchange contracts.	(1,847,742)

Interest rate	Variation margin on futures contracts	654,626	(a)	Variation margin on futures contracts	(30,517	)(a)

Total		$2,242,655			$(2,431,414)

High Yield Floating Rate Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit		$—		Variation margin on swap contracts	$(3,115,909)

Currency	Receivable for unrealized gain on forward foreign currency contracts	49,909		Payable for unrealized loss on forward foreign currency contracts	(3,402,553)

Interest rate	Variation margin on futures contracts	19,690			—

Total		$69,599			$(6,518,462)

Investment Grade Credit Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$608,969	(a)	Variation margin on swap contracts	$(426,204	)(a)

Currency		—		Payable for unrealized loss on forward foreign currency exchange contracts	(78,251)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	1,100,393	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(627,094	)(a)

Total		$1,709,362			$(1,131,549)

137

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Notes to Financial Statements (continued) March 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

Short Duration High Yield Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	—	$—		Payable for unrealized loss on forward foreign currency contracts	$(7,657)

Interest rate	Variation margin on futures contracts	34,216	(a)	Variation margin on futures contracts	(60,035	)(a)

Total		$34,216			$(67,692)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information section of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended March 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Emerging Markets Credit Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) on swap contracts/Net change in unrealized gain (loss) on swap contracts	$(6,680)	$(1,333)

Currency	Net realized gain (loss) on forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	75,506	(28,988)

Interest rate	Net realized gain (loss) on futures contracts, swap contracts and purchased options/ Net realized gain (loss) on futures contracts and swap contracts.	(53,360)	(15,885)

Total		$15,466	$(46,206)

Emerging Markets Debt Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) on swap contracts/Net change in unrealized gain (loss) on swap contracts	$(173,068)	$15,910

Currency	Net realized gain (loss) on forward foreign currency exchange contracts, purchased option and written option contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased option and written option contracts.	897,515	(278,616)

Interest rate	Net realized gain (loss) on futures contracts, purchased options and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	(920,552)	555,501

Total		$(196,105)	$292,795

138

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4. INVESTMENTS IN DERIVATIVES (continued)

High Yield Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$2,924,146	$(929,278)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	2,100,936	(1,811,524)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	(3,057,694)	148,716

Total		$1,967,388	$(2,592,086)

High Yield Floating Rate Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$298,058	$(3,115,909)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	4,793,079	(3,420,522)

Interest rate	Net realized gain (loss) from future contracts, swap contracts/Net change in unrealized gain (loss) on future contracts	(3,927,003)	237,320

Total		$1,164,134	$(6,299,111)

Investment Grade Credit Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$4,496,936	$(2,441,128)

Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	110,618	(78,457)

Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	782,374	121,858

Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts, written options and swap contracts /Net change in unrealized gain (loss) on futures and swap contracts	(4,462,883)	(1,072,119)

Total		$927,045	$(3,469,846)

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Notes to Financial Statements (continued) March 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

Short Duration High Yield Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(304,004)	$336,047

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	9,835	(7,822)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on swap contracts	(7,251)	(16,177)

Total		$(301,420)	$312,048

  For the fiscal year ended March 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Emerging Markets Credit Fund	17	$1,389,124	$2,417,627	—	$120,000	—	$—

Emerging Markets Debt Fund	276	342,054,413	229,692,797	191,327,176	1,660,000	182,792,672	—

High Yield Fund	1,041	77,858,250	204,130,449	—	—	—	—

High Yield Floating Rate Fund	874	80,849,719	189,537,500	—	—	—	—

Investment Grade Credit Fund	1,270	1,832,003	740,171,537	—	3,770,000	—	41,760,000

Short Duration High Yield Fund	112	208,534	—	—	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swaptions, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the fiscal year ended March 31, 2025.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

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4. INVESTMENTS IN DERIVATIVES ( continued)

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of March 31, 2025:

Emerging Markets Debt Fund

	Derivative Assets(1)			Derivative Liabilities(1)

Counterparty	Options Purchased	Forward Currency Contracts	Total	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

Barclays Bank PLC	$139,730	$—	$139,730	$—	$(81,491)	$(81,491)	$58,239	$—	$58,239

BNP Paribas SA	240,398	—	240,398	—	(237,892)	(237,892)	2,506	—	2,506

BofA Securities LLC	247,930	—	247,930	—	(166,341)	(166,341)	81,589	—	81,589

Citibank NA	81,978	—	81,978	—	(58,073)	(58,073)	23,905	—	23,905

Deutsche Bank AG (London)	4,521	—	4,521	—	(44,027)	(44,027)	(39,506)	—	(39,506)

HSBC Bank PLC	83,591	—	83,591	—	(42,479)	(42,479)	41,112	—	41,112

JPMorgan Securities, Inc.	148,307	1,772,034	1,920,341	(1,495,898)	(150,311)	(1,646,209)	274,132	—	274,132

MS & Co. Int. PLC	2,366	—	2,366	—	(25,344)	(25,344)	(22,978)	—	(22,978)

Royal Bank of Canada	—	—	—	—	(6,986)	(6,986)	(6,986)	—	(6,986)

Standard Chartered Bank	221,093	—	221,093	—	(296,037)	(296,037)	(74,944)	—	(74,944)

UBS AG (London)	65,278	—	65,278	—	(27,831)	(27,831)	37,447	—	37,447

Total	$1,235,192	$1,772,034	$3,007,226	$(1,495,898)	$(1,136,812)	$(2,632,710)	$374,516	$—	$374,516

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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Notes to Financial Statements (continued) March 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

For the fiscal year ended March 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Emerging Markets Credit Fund	0.80%	0.80%	0.72%	0.68%	0.67%	0.80%	0.80%

Emerging Markets Debt Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

High Yield Fund	0.70	0.70	0.63	0.60	0.59	0.70	0.64	**

High Yield Floating Rate Fund	0.60	0.54	0.51	0.50	0.49	0.57	0.56

Investment Grade Credit Fund	0.34	0.31	0.29	0.28	0.28	0.34	0.34

Short Duration High Yield Fund	0.55	0.50	0.47	0.46	0.45	0.57	0.57

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

**

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.64% as an annual percentage rate for the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2025.

Prior to April 18, 2024, the contractual management fee rates for the Short Duration High Yield Fund were 1.00% on the first $1 billion of average daily net assets, 0.90% on the next $1 billion of average daily net assets, 0.86% on the next $3 billion of average daily net assets, 0.84% on the next $3 billion of average daily net assets, and 0.82% on amounts over $8 billion of average daily net assets.

Certain Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the fiscal year ended March 31, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Emerging Markets Credit Fund	$647

Emerging Markets Debt Fund	9,753

High Yield Fund	24,317

High Yield Floating Rate Fund	170,820

Investment Grade Credit Fund	15,149

Short Duration High Yield Fund	2,923

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended March 31, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund Name	Class A

Emerging Markets Credit Fund	$593

Emerging Markets Debt Fund	59

High Yield Fund	6,933

High Yield Floating Rate Fund	1,502

Investment Grade Credit Fund	406

During the fiscal year ended March 31, 2025, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares; and 0.03% of average daily net assets with respect to the Investment Grade Credit Fund’s Separate Account Institutional Shares.

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Notes to Financial Statements (continued) March 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Credit Fund, 0.06% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Debt Fund, and 0.03% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Fund. This arrangement will remain in effect through at least July 29, 2025, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

Effective July 29, 2024, Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Floating Rate Fund. This arrangement will remain in effect through at least July 29, 2025, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees. Prior to July 29, 2024, there was no transfer agency fee waiver in place for this Fund.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Credit, Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and Short Duration High Yield Funds are 0.004%, 0.004%, 0.004%, 0.104%, 0.004% and 0.034%, respectively. Prior to April 18, 2024, the Other Expense limitations as an annual percentage rate of average daily net assets for Short Duration High Yield Fund was 0.094%. These Other Expense limitations will remain in place through at least July 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended March 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Emerging Markets Credit Fund	$ 647	$ 4,610	$606,194	$611,451

Emerging Markets Debt Fund	9,753	22,843	704,620	737,216

High Yield Fund	1,207,864	31,438	699,134	1,938,436

High Yield Floating Rate Fund	170,820	9,249	—	180,069

Investment Grade Credit Fund	15,149	112	488,848	504,109

Short Duration High Yield Fund	2,923	7	558,042	560,972

G. Line of Credit Facility — As of March 31, 2025, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended March 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000. The facility was changed to $1,300,000,000 on April 14, 2025.

In addition, the High Yield Floating Rate Fund also participated in a $200,000,000 committed, unsecured credit facility for the purpose of providing short-term, temporary working capital to the Fund (the “Credit Facility”). The Credit Facility is intended to enable the Fund to more efficiently manage various factors associated with the length of settlement of bank loan transactions and may also be used to satisfy redemption requests. The interest rate on borrowings is based on the federal funds rate as defined in the credit agreement and the Fund is required to pay a fee based on the amount of the commitment that has not been utilized. Under the Credit Facility, the Fund had an outstanding active borrowing balance for 9 days. The average outstanding balance was $25,000,000 and the annualized weighted average rate was 5.91%, respectively, during the 9 day period. As of March 31, 2025, there were no outstanding borrowings under the Credit Facility. Prior to April 22, 2024, the facility was $300,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended March 31, 2025, Goldman Sachs earned $1,389, $16,547, $44,617 and $2,516, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Emerging Markets Credit, Emerging Markets Debt, Investment Grade Credit and Short Duration High Yield Funds, respectively.

As of March 31, 2025, the following Funds were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Growth and Income Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio

Emerging Markets Debt Fund	7%	9%	—%

Short Duration High Yield Fund	—	—	6

As of March 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Class C	Class R6	Class R

Emerging Markets Credit Fund	—%	52%	—%

High Yield Floating Rate Fund	—	—	5

Short Duration High Yield Fund	11	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund as of and for the fiscal year ended March 31, 2025:

Fund	Underlying Fund	Beginning Value as of March 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of March 31, 2025	Shares as of March 31, 2025	Dividend Income

Emerging Markets Credit Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$191,359	$16,043,390	$(15,837,639)	$397,110	397,110	$18,195

Emerging Markets Debt Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	159,301,634	(158,640,718)	660,916	660,916	292,698

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Notes to Financial Statements (continued) March 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

Fund	Underlying Fund	Beginning Value as of March 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of March 31, 2025	Shares as of March 31, 2025	Dividend Income

High Yield Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$51,815,710	$381,514,708	$(433,289,599)	$40,819	40,819	$718,094

High Yield Floating Rate Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	102,352,239	899,745,457	(863,319,797)	138,777,899	138,777,899	5,209,989

Investment Grade Credit Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	5,607,607	235,659,233	(240,381,821)	885,019	885,019	430,365

Short Duration High Yield Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	3,211,304	23,974,588	(27,002,759)	183,133	183,133	89,263

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended March 31, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Emerging Markets Credit Fund	$5,636,924	$12,481,887	$5,640,526	$20,404,618

Emerging Markets Debt Fund	—	131,183,240	—	176,830,106

High Yield Fund	—	910,621,033	—	819,157,752

High Yield Floating Rate Fund	—	1,020,146,761	—	1,178,140,630

Investment Grade Credit Fund	2,663,532	239,018,608	4,720,323	319,887,054

Short Duration High Yield Fund	—	23,993,858	—	26,027,432

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the High Yield and High Yield Floating Rate Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

7. SECURITIES LENDING (continued)

any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The High Yield and High Yield Floating Rate Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of March 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the High Yield and High Yield Floating Rate Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended March 31, 2025, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year Ended March 31, 2025		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of March 31, 2025
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs

High Yield Fund	$120,506	$202,709	$7,254,169

High Yield Floating Rate Fund	36,337	84,913	796,600

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended March 31, 2025:

Fund	Beginning Value as of March 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of March 31, 2025	Shares as of March 31, 2025

High Yield Fund	$51,348,393	$314,192,185	$(297,978,671)	$67,561,907	67,561,907

High Yield Floating Rate Fund	22,606,103	171,345,423	(185,403,566)	8,547,960	8,547,960

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Notes to Financial Statements (continued) March 31, 2025

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Distributions paid from:

Ordinary income	$—	$23,341,480	$122,553,908	$150,014,438	$25,202,557	$2,906,677

Total taxable distributions	$—	$23,341,480	$122,553,908	$150,014,438	$25,202,557	$2,906,677

Tax return of capital	$2,028,334	$—	$7,589,932	$2,038,457	$3,656,312	$—

The tax character of distributions paid during the fiscal year ended March 31, 2024 was as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Distributions paid from:

Ordinary income	$7,541,505	$29,560,256	$106,342,232	$177,797,175	$24,813,367	$2,897,295

Total taxable distributions	$7,541,505	$29,560,256	$106,342,232	$177,797,175	$24,813,367	$2,897,295

Tax return of capital	$666,998	$—	$3,405,935	$5,217,864	$3,721,472	$—

As of March 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Undistributed ordinary income — net	$—	$6,511,213	$—	$—	$—	$1,323,643

Capital loss carryforwards:

Perpetual Short-Term	(108,617,737)	(101,655,927)	(169,751,424)	(192,015,692)	(22,532,450)	(32,358,392)

Perpetual Long-Term	(47,364,171)	(349,693,412)	(442,759,169)	(445,309,353)	(46,977,650)	(18,158,863)

Total capital loss carryforwards	(155,981,908)	(451,349,339)	(612,510,593)	(637,325,045)	(69,510,100)	(50,517,255)

Timing differences (Post October Capital Loss Deferral/Qualified Late Year Ordinary Loss Deferral/Dividends Payable/Straddles/ Defaulted Bonds)	$(733)	$(7,327,488)	$(22,115,466)	$(19,687,007)	$(1,580,710)	$(175,180)

Unrealized gains (loss) — net	792,301	(19,128,572)	(40,449,718)	(72,244,481)	(7,191,841)	(2,651,994)

Total accumulated earnings (loss) net	$(155,190,340)	$(471,294,186)	$(675,075,777)	$(729,256,533)	$(78,282,651)	$(52,020,786)

As of March 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Tax Cost	$25,172,075	$391,309,623	$2,084,626,073	$2,012,806,401	$602,342,002	$45,663,856

Gross unrealized gain	911,170	10,655,459	22,734,319	5,276,364	7,676,739	331,516

Gross unrealized loss	(118,869)	(29,784,031)	(63,184,037)	(77,520,845)	(14,868,580)	(2,983,510)

Net unrealized gain (loss)	$792,301	$(19,128,572)	$(40,449,718)	$(72,244,481)	$(7,191,841)	$(2,651,994)

148

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of partnership investments, swap transactions, market discount accretion and premium amortization, material modification of debt securities and underlying fund investments.

The Emerging Markets Credit and High Yield Funds reclassed $6,352,797 and $313,611, respectively, from distributable earnings to paid in capital for the fiscal year ended March 31, 2025. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the NAV of the Fund and result primarily from net operating losses and differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Funds, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the

149

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

9. OTHER RISKS (continued)

value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an

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9. OTHER RISKS (continued)

increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

9. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Emerging Markets Credit Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Fund’s financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Credit Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	267,154	$1,073,553	79,151	$340,435

Reinvestment of distributions	48,408	194,206	128,617	523,288

Shares redeemed	(172,325)	(691,402)	(150,805)	(637,895)

	143,237	576,357	56,963	225,828

Class C Shares

Shares sold	110,136	440,331	66,523	279,334

Reinvestment of distributions	25,636	102,583	73,969	299,715

Shares redeemed	(119,662)	(480,510)	(79,017)	(342,545)

	16,110	62,404	61,475	236,504

Institutional Shares

Shares sold	104,605	421,317	732,471	3,325,414

Reinvestment of distributions	46,256	184,529	255,664	1,037,689

Shares redeemed	(1,030,015)	(4,096,241)	(987,259)	(4,319,193)

	(879,154)	(3,490,395)	876	43,910

Investor Shares

Shares sold	849,640	3,389,055	2,795,106	12,461,833

Reinvestment of distributions	174,436	697,900	570,644	2,312,793

Shares redeemed	(1,739,375)	(6,959,944)	(2,002,015)	(8,525,508)

	(715,299)	(2,872,989)	1,363,735	6,249,118

Class R6 Shares

Shares sold	776,478	3,105,899	381,466	1,804,084

Reinvestment of distributions	2,266	9,031	239,988	1,079,266

Shares redeemed	(777,042)	(3,115,888)	(6,169,149)	(27,463,086)

	1,702	(958)	(5,547,695)	(24,579,736)

Class P Shares

Shares sold	145,318	574,964	123,572	547,932

Reinvestment of distributions	204,911	818,358	668,242	2,716,773

Shares redeemed	(944,347)	(3,768,604)	(1,021,928)	(4,505,280)

	(594,118)	(2,375,282)	(230,114)	(1,240,575)

NET DECREASE	(2,027,522)	$(8,100,863)	(4,294,760)	$(19,064,951)

153

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Debt Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,069,953	$20,045,395	1,761,192	$15,941,952

Reinvestment of distributions	71,215	687,139	77,844	706,844

Shares redeemed	(2,306,433)	(22,305,538)	(1,886,042)	(17,063,846)

	(165,265)	(1,573,004)	(47,006)	(415,050)

Class C Shares

Shares sold	27,353	266,492	23,576	211,932

Reinvestment of distributions	15,754	151,714	22,015	199,362

Shares redeemed	(180,968)	(1,745,110)	(207,265)	(1,885,082)

	(137,861)	(1,326,904)	(161,674)	(1,473,788)

Institutional Shares

Shares sold	4,434,465	42,797,094	9,651,274	87,139,307

Reinvestment of distributions	1,341,244	12,946,983	1,815,086	16,441,487

Shares redeemed	(13,621,733)	(131,072,941)	(27,600,946)	(247,033,130)

	(7,846,024)	(75,328,864)	(16,134,586)	(143,452,336)

Investor Shares

Shares sold	299,055	2,887,456	588,797	5,298,336

Reinvestment of distributions	62,771	605,537	172,523	1,542,140

Shares redeemed	(832,832)	(8,141,067)	(12,833,476)	(112,568,527)

	(471,006)	(4,648,074)	(12,072,156)	(105,728,051)

Class R6 Shares

Shares sold	4,455,068	43,082,327	2,081,821	18,583,650

Reinvestment of distributions	469,368	4,534,451	719,312	6,482,461

Shares redeemed	(1,241,164)	(11,933,448)	(14,098,911)	(126,232,944)

	3,683,272	35,683,330	(11,297,778)	(101,166,833)

Class P Shares

Shares sold	73,362	710,948	109,522	1,004,380

Reinvestment of distributions	218,206	2,105,402	194,572	1,768,497

Shares redeemed	(163,595)	(1,591,722)	(65,115)	(583,399)

	127,973	1,224,628	238,979	2,189,478

NET DECREASE	(4,808,911)	$(45,968,888)	(39,474,221)	$(350,046,580)

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	8,956,316	$50,425,429	2,297,327	$12,528,137

Reinvestment of distributions	878,567	4,932,393	927,519	5,047,598

Shares redeemed	(10,078,202)	(56,748,848)	(5,694,551)	(30,904,799)

	(243,319)	(1,391,026)	(2,469,705)	(13,329,064)

Class C Shares

Shares sold	255,956	1,444,641	172,441	949,346

Reinvestment of distributions	40,143	225,630	33,820	184,354

Shares redeemed	(282,687)	(1,587,460)	(186,650)	(1,012,903)

	13,412	82,811	19,611	120,797

Institutional Shares

Shares sold	5,221,157	29,358,130	5,588,503	30,502,559

Reinvestment of distributions	1,551,871	8,728,425	1,894,230	10,335,782

Shares redeemed	(16,676,703)	(93,651,952)	(9,905,549)	(54,146,510)

	(9,903,675)	(55,565,397)	(2,422,816)	(13,308,169)

Service Shares

Shares sold	79,403	445,837	255,037	1,399,100

Reinvestment of distributions	43,203	242,468	40,532	220,623

Shares redeemed	(499,358)	(2,810,377)	(296,128)	(1,609,043)

	(376,752)	(2,122,072)	(559)	10,680

Investor Shares

Shares sold	293,489	1,651,315	426,713	2,335,734

Reinvestment of distributions	83,476	469,458	88,098	480,168

Shares redeemed	(442,211)	(2,485,014)	(638,806)	(3,479,585)

	(65,246)	(364,241)	(123,995)	(663,683)

Class R6 Shares

Shares sold	4,005,655	22,698,446	4,879,635	27,332,485

Reinvestment of distributions	457,233	2,578,354	249,515	1,371,357

Shares redeemed	(3,944,703)	(22,132,023)	(1,443,635)	(7,946,020)

	518,185	3,144,777	3,685,515	20,757,822

Class R Shares

Shares sold	226,071	1,267,164	223,528	1,209,515

Reinvestment of distributions	48,180	270,253	43,956	239,190

Shares redeemed	(310,644)	(1,738,091)	(161,771)	(886,363)

	(36,393)	(200,674)	105,713	562,342

Class P Shares

Shares sold	60,939,133	342,845,134	97,947,618	534,878,159

Reinvestment of distributions	19,863,381	111,825,406	16,702,871	91,230,449

Shares redeemed	(54,650,472)	(306,952,665)	(59,629,931)	(325,468,246)

	26,152,042	147,717,875	55,020,558	300,640,362

NET INCREASE	16,058,254	$91,302,053	53,814,322	$294,791,087

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Notes to Financial Statements (continued) March 31, 2025

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Floating Rate Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	554,628	$4,914,564	983,348	$8,689,313

Reinvestment of distributions	52,334	463,105	44,923	396,460

Shares redeemed	(750,834)	(6,628,856)	(664,201)	(5,889,055)

	(143,872)	(1,251,187)	364,070	3,196,718

Class C Shares

Shares sold	128,434	1,139,955	55,602	491,312

Reinvestment of distributions	10,898	96,398	7,288	64,289

Shares redeemed	(56,773)	(501,219)	(45,899)	(405,976)

	82,559	735,134	16,991	149,625

Institutional Shares

Shares sold	1,422,434	12,604,210	11,685,915	103,570,771

Reinvestment of distributions	1,065,721	9,438,987	1,354,765	11,940,489

Shares redeemed	(13,047,960)	(115,477,538)	(5,683,950)	(49,862,742)

	(10,559,805)	(93,434,341)	7,356,730	65,648,518

Investor Shares

Shares sold	996,555	8,849,980	1,795,395	15,868,751

Reinvestment of distributions	165,644	1,469,807	109,733	972,321

Shares redeemed	(1,065,619)	(9,470,015)	(501,266)	(4,419,669)

	96,580	849,772	1,403,862	12,421,403

Class R6 Shares

Shares sold	1,543,288	13,659,643	1,411,779	12,447,458

Reinvestment of distributions	216,780	1,919,827	210,526	1,859,718

Shares redeemed	(1,474,717)	(13,000,001)	(527,054)	(4,665,764)

	285,351	2,579,469	1,095,251	9,641,412

Class R Shares

Shares sold	1,073	9,542	1,261	11,052

Reinvestment of distributions	2,347	20,764	2,511	22,132

Shares redeemed	(1,226)	(10,898)	(512)	(4,509)

	2,194	19,408	3,260	28,675

Class P Shares

Shares sold	32,301,232	286,582,159	55,345,074	487,230,882

Reinvestment of distributions	15,305,349	135,688,535	19,002,935	167,698,051

Shares redeemed	(48,210,924)	(427,474,699)	(114,018,211)	(1,004,769,292)

	(604,343)	(5,204,005)	(39,670,202)	(349,840,359)

NET DECREASE	(10,841,336)	$(95,705,750)	(29,430,038)	$(258,754,008)

156

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Investment Grade Credit Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	173,487	$1,389,905	191,231	$1,513,766

Reinvestment of distributions	36,036	289,009	32,299	253,172

Shares redeemed	(193,397)	(1,544,300)	(192,217)	(1,494,399)

	16,126	134,614	31,313	272,539

Institutional Shares

Shares sold	6,221,826	49,999,883	3,227,554	25,380,241

Reinvestment of distributions	498,488	4,000,304	399,482	3,134,192

Shares redeemed	(2,951,718)	(23,625,734)	(2,367,883)	(18,503,019)

	3,768,596	30,374,453	1,259,153	10,011,414

Separate Account Institutional Shares

Shares sold	440,822	3,512,109	657,008	5,177,374

Reinvestment of distributions	481,423	3,861,466	514,094	4,035,090

Shares redeemed	(2,621,647)	(20,995,572)	(2,495,052)	(19,627,244)

	(1,699,402)	(13,621,997)	(1,323,950)	(10,414,780)

Investor Shares

Shares sold	418,479	3,333,419	630,889	4,960,010

Reinvestment of distributions	52,589	421,523	55,297	433,618

Shares redeemed	(1,035,138)	(8,231,440)	(858,810)	(6,758,075)

	(564,070)	(4,476,498)	(172,624)	(1,364,447)

Class R6 Shares

Shares sold	177,111	1,418,467	4,740,601	37,237,646

Reinvestment of distributions	891,699	7,145,331	1,376,557	10,807,845

Shares redeemed	(9,464,531)	(73,799,473)	(13,717,140)	(105,620,207)

	(8,395,721)	(65,235,675)	(7,599,982)	(57,574,716)

Class P Shares

Shares sold	7,684,303	61,443,554	17,586,702	135,097,058

Reinvestment of distributions	1,607,028	12,883,086	1,228,547	9,646,041

Shares redeemed	(6,690,362)	(54,072,093)	(7,685,299)	(60,434,337)

	2,600,969	20,254,547	11,129,950	84,308,762

NET INCREASE (DECREASE)	(4,273,502)	$(32,570,556)	3,323,860	$25,238,772

157

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2025

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration High Yield Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	5,383	$42,629	6,308	$49,345

Reinvestment of distributions	4,898	38,965	4,897	38,247

Shares redeemed	(6,966)	(55,718)	(36,740)	(285,552)

	3,315	25,876	(25,535)	(197,960)

Class C Shares

Shares sold	24,720	195,044	674	5,300

Reinvestment of distributions	1,511	12,026	545	4,249

Shares redeemed	(5,469)	(43,247)	(5,495)	(42,313)

	20,762	163,823	(4,276)	(32,764)

Institutional Shares

Shares sold	131,750	1,045,622	395,166	3,061,815

Reinvestment of distributions	73,994	587,829	73,534	573,989

Shares redeemed	(260,004)	(2,062,796)	(414,134)	(3,223,104)

	(54,260)	(429,345)	54,566	412,700

Investor Shares

Shares sold	17,035	135,349	138,164	1,069,581

Reinvestment of distributions	2,260	17,973	7,899	61,216

Shares redeemed	(37,311)	(296,565)	(291,115)	(2,239,923)

	(18,016)	(143,243)	(145,052)	(1,109,126)

Class R6 Shares

Shares sold	1,408	11,098	170,833	1,340,000

Reinvestment of distributions	28,043	222,421	53,314	416,079

Shares redeemed	(703,551)	(5,502,120)	(103,412)	(800,000)

	(674,100)	(5,268,601)	120,735	956,079

Class R Shares(a)

Shares sold	—	—	2	12

Reinvestment of distributions	—	—	169	1,321

Shares redeemed	—	—	(3,655)	(28,765)

	—	—	(3,484)	(27,432)

Class P Shares

Shares sold	918,352	7,298,376	464,025	3,639,500

Reinvestment of distributions	255,063	2,024,175	230,810	1,798,494

Shares redeemed	(1,063,491)	(8,435,630)	(990,627)	(7,735,873)

	109,924	886,921	(295,792)	(2,297,879)

NET DECREASE	(612,375)	$(4,764,569)	(298,838)	$(2,296,382)

(a)	At the close of business on February 13, 2024, Class R Shares of the Fund were liquidated.

158

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Emerging Markets Credit Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund and Goldman Sachs Short Duration High Yield Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Emerging Markets Credit Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund and Goldman Sachs Short Duration High Yield Fund (six of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 23, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

159

Single Sector Fixed Income Funds Tax Information (Unaudited)

For the fiscal year ended March 31, 2025, 0.01% of the dividends paid from net investment company taxable income by the GS High Yield Fund qualifies for the dividends received deduction available to corporations.

For the fiscal year ended March 31, 2025, the GS Emerging Markets Debt Fund, GS High Yield Fund, GS High Yield Floating Rate Fund, GS Investment Grade Credit Fund, and GS Short Duration High Yield Fund designate 100%, 98.73%, 98.69%, 100%, and 91.81%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

For the year ended March 31, 2025, 1.71% and 0.19% of the dividends paid from net investment company taxable income by the GS High Yield Fund and the GS Short Duration High Yield Fund, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

160

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	June 5, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	June 5, 2025